UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

The Hartford Balanced Allocation Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY FUNDS - 54.3%
1,432	The Hartford Capital Appreciation Fund, Class Y		$56,575
4,637	The Hartford Dividend and Growth Fund, Class Y		102,349
4,946	The Hartford Emerging Markets Research Fund, Class Y		44,757
5,187	The Hartford Global Real Asset Fund, Class Y		56,748
6,494	The Hartford International Opportunities Fund, Class Y		104,940
2,529	The Hartford International Small Company Fund, Class Y		36,642
1,263	The Hartford MidCap Value Fund, Class Y		18,233
818	The Hartford Small Company Fund, Class Y		18,020
			438,264
	Total equity funds
	(cost $374,661)		$438,264

FIXED INCOME FUNDS - 45.7%
7,789	The Hartford Alternative Strategies Fund, Class Y		$80,067
8,585	The Hartford Inflation Plus Fund, Class Y		104,646
3,406	The Hartford Strategic Income Fund, Class Y		32,221
5,857	The Hartford Total Return Bond Fund, Class Y		64,251
8,214	The Hartford World Bond Fund, Class Y		88,050
			369,235
	Total fixed income funds
	(cost $365,326)		$369,235

	Total investments in affiliated investment companies
	(cost $739,987)		$807,499

	Total long-term investments		$807,499
	(cost $739,987)

	Total investments
	(cost $739,987) ▲	100.0%	$807,499
	Other assets and liabilities	—%	(215)
	Total net assets	100.0%	$807,284

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $743,766 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$67,854
Unrealized Depreciation	(4,121)
Net Unrealized Appreciation	$63,733

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Balanced Allocation Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$807,499	$807,499	$–	$–
Total	$807,499	$807,499	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Balanced Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.5%
	Automobiles and Components - 0.6%
286	Ford Motor Co.	$3,708

	Banks - 3.5%
108	BB&T Corp.	3,267
102	PNC Financial Services Group, Inc.	6,298
310	Wells Fargo & Co.	10,790
		20,355
	Capital Goods - 5.2%
73	3M Co.	7,350
58	Boeing Co.	4,284
94	Ingersoll-Rand plc	4,831
116	PACCAR, Inc.	5,454
60	Stanley Black & Decker, Inc.	4,618
46	United Technologies Corp.	4,037
		30,574
	Consumer Durables and Apparel - 0.3%
33	Coach, Inc.	1,663

	Diversified Financials - 6.1%
37	Ameriprise Financial, Inc.	2,434
23	BlackRock, Inc.	5,411
166	Citigroup, Inc.	7,015
31	Goldman Sachs Group, Inc.	4,510
166	Invesco Ltd.	4,532
256	JP Morgan Chase & Co.	12,054
		35,956
	Energy - 7.7%
70	Anadarko Petroleum Corp.	5,617
86	BP plc ADR	3,847
55	Chevron Corp.	6,310
115	Exxon Mobil Corp.	10,329
107	Halliburton Co.	4,349
56	Noble Corp.	2,248
57	Occidental Petroleum Corp.	5,040
70	Southwestern Energy Co. ●	2,387
205	Statoilhydro ASA ADR	5,433
		45,560
	Food and Staples Retailing - 1.0%
110	CVS Caremark Corp.	5,637

	Food, Beverage and Tobacco - 3.7%
133	General Mills, Inc.	5,586
36	Kraft Foods Group, Inc.	1,673
79	PepsiCo, Inc.	5,748
47	Philip Morris International, Inc.	4,100
120	Unilever N.V. NY Shares ADR	4,874
		21,981
	Health Care Equipment and Services - 2.5%
64	Baxter International, Inc.	4,369
85	Covidien plc	5,299
87	UnitedHealth Group, Inc.	4,820
		14,488
	Insurance - 2.2%
117	American International Group, Inc. ●	4,430
163	Marsh & McLennan Cos., Inc.	5,797
111	Unum Group	2,578
		12,805
	Materials - 2.5%
120	Dow Chemical Co.	3,870
99	International Paper Co.	4,084
67	Mosaic Co.	4,073
61	Nucor Corp.	2,784
		14,811
	Media - 3.0%
58	CBS Corp. Class B	2,399
156	Comcast Corp. Class A	5,937
113	Thomson Reuters Corp.	3,459
108	Walt Disney Co.	5,813
		17,608
	Pharmaceuticals, Biotechnology and Life Sciences - 8.6%
92	Agilent Technologies, Inc.	4,106
55	Amgen, Inc.	4,675
54	Celgene Corp. ●	5,364
206	Daiichi Sankyo Co., Ltd.	3,479
28	Johnson & Johnson	2,062
226	Merck & Co., Inc.	9,757
263	Pfizer, Inc.	7,175
27	Roche Holding AG	6,072
71	UCB S.A.	4,086
82	Vertex Pharmaceuticals, Inc. ●	3,685
11	Zoetis, Inc. ●☼	283
		50,744
	Retailing - 4.2%
2,007	Allstar LLC ⌂†	2,950
10	AutoZone, Inc. ●	3,549
2,225	Buck Holdings L.P. ⌂●†	1,666
71	Kohl's Corp.	3,277
247	Lowe's Co., Inc.	9,433
68	Nordstrom, Inc.	3,745
		24,620
	Semiconductors and Semiconductor Equipment - 2.8%
116	Analog Devices, Inc.	5,049
191	Intel Corp.	4,021
150	Maxim Integrated Products, Inc.	4,724
80	Xilinx, Inc.	2,901
		16,695
	Software and Services - 4.7%
64	Accenture plc	4,622
79	Automatic Data Processing, Inc.	4,678
96	eBay, Inc. ●	5,375
11	Google, Inc. ●	8,237
181	Microsoft Corp.	4,983
		27,895
	Technology Hardware and Equipment - 6.4%
27	Apple, Inc.	12,293
492	Cisco Systems, Inc.	10,114
234	EMC Corp. ●	5,747
115	Hewlett-Packard Co.	1,895
43	NetApp, Inc. ●	1,541
92	Qualcomm, Inc.	6,055
		37,645
	Telecommunication Services - 0.7%
160	Vodafone Group plc ADR	4,368

1

The Hartford Balanced Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.5% - (continued)
	Transportation - 0.7%
39	FedEx Corp.	$3,977

	Utilities - 1.1%
91	NextEra Energy, Inc.	6,528

	Total common stocks
	(cost $318,093)	$397,618

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
	Finance and Insurance - 0.2%
	Ally Master Owner Trust
$900	1.54%, 09/15/2019	$906
	Marriott Vacation Club Owner Trust
54	5.36%, 10/20/2028 ■	54
		960
	Total asset & commercial mortgage backed securities
	(cost $954)	$960

CORPORATE BONDS - 9.9%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$675	5.98%, 04/19/2022	$760
	Southwest Airlines Co.
400	5.75%, 12/15/2016	450
565	6.15%, 08/01/2022	664
		1,874
	Arts, Entertainment and Recreation - 1.0%
	CBS Corp.
1,270	3.38%, 03/01/2022	1,287
30	4.30%, 02/15/2021	33
105	5.75%, 04/15/2020	123
	Comcast Corp.
200	4.50%, 01/15/2043	196
310	4.65%, 07/15/2042	311
1,000	5.90%, 03/15/2016	1,144
	DirecTV Holdings LLC
665	6.38%, 03/01/2041	749
	Discovery Communications, Inc.
45	4.95%, 05/15/2042	46
	News America, Inc.
220	4.50%, 02/15/2021	249
	Time Warner Cable, Inc.
175	4.50%, 09/15/2042	163
780	5.85%, 05/01/2017	910
	Viacom, Inc.
145	3.88%, 12/15/2021	156
	Virgin Media Secured Finance plc
210	5.25%, 01/15/2021	239
		5,606
	Beverage and Tobacco Product Manufacturing - 0.4%
	Altria Group, Inc.
520	4.75%, 05/05/2021	578
	Anheuser-Busch InBev Worldwide, Inc.
610	7.75%, 01/15/2019	805
	BAT International Finance plc
565	3.25%, 06/07/2022 ■	579
	Molson Coors Brewing Co.
12	2.00%, 05/01/2017	12
80	3.50%, 05/01/2022	83
85	5.00%, 05/01/2042	91
		2,148
	Chemical Manufacturing - 0.0%
	Agrium, Inc.
105	6.13%, 01/15/2041	121

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
320	5.88%, 06/15/2019	330

	Couriers and Messengers - 0.0%
	FedEx Corp.
50	2.63%, 08/01/2022	49

	Finance and Insurance - 5.0%
	ACE INA Holdings, Inc.
125	5.88%, 06/15/2014	134
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,429
	Bank of America Corp.
1,000	5.00%, 05/13/2021	1,119
1,200	5.42%, 03/15/2017	1,312
	Barclays Bank plc
350	2.38%, 01/13/2014	356
	BP Capital Markets plc
575	4.75%, 03/10/2019	665
	Brandywine Operating Partnership L.P.
350	5.70%, 05/01/2017	396
	Capital One Financial Corp.
445	2.15%, 03/23/2015	454
	CDP Financial, Inc.
575	4.40%, 11/25/2019 ■	658
	Citigroup, Inc.
800	5.85%, 08/02/2016	912
300	6.13%, 05/15/2018	357
300	6.88%, 03/05/2038	394
105	8.13%, 07/15/2039	155
	Credit Agricole S.A.
715	3.50%, 04/13/2015 ■	743
	Discover Financial Services, Inc.
645	6.45%, 06/12/2017	753
	Eaton Vance Corp.
530	6.50%, 10/02/2017	634
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	934
	Ford Motor Credit Co. LLC
585	3.00%, 06/12/2017	597
	General Electric Capital Corp.
800	4.38%, 09/16/2020	884
925	5.88%, 01/14/2038	1,081
	Goldman Sachs Group, Inc.
275	3.63%, 01/22/2023	274
250	3.70%, 08/01/2015	264
1,200	5.63%, 01/15/2017	1,335
470	6.25%, 02/01/2041	570

2

The Hartford Balanced Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.9% - (continued)
	Finance and Insurance - 5.0% - (continued)
	HCP, Inc.
$335	6.00%, 01/30/2017	$387
	HSBC Holdings plc
600	6.10%, 01/14/2042	764
	ING Bank N.V.
900	3.75%, 03/07/2017 ■	962
	Jackson National Life Insurance Co.
1,200	8.15%, 03/15/2027 ■	1,511
	JP Morgan Chase & Co.
375	3.25%, 09/23/2022	376
475	3.70%, 01/20/2015	501
1,045	5.13%, 09/15/2014	1,112
230	5.40%, 01/06/2042	269
100	6.30%, 04/23/2019	122
	Merrill Lynch & Co., Inc.
300	6.40%, 08/28/2017	351
	Morgan Stanley
550	5.75%, 01/25/2021	625
	National City Corp.
125	6.88%, 05/15/2019	156
	Nordea Bank AB
330	3.70%, 11/13/2014 ■	346
	PNC Funding Corp.
625	5.40%, 06/10/2014	665
	Prudential Financial, Inc.
300	4.50%, 11/15/2020	332
	Rabobank Netherlands
750	3.20%, 03/11/2015 ■	785
	Republic New York Capital I
250	7.75%, 11/15/2026	255
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,188
	Svenska Handelsbanken AB
550	4.88%, 06/10/2014 ■	579
	Wachovia Corp.
1,445	5.25%, 08/01/2014	1,539
100	5.75%, 06/15/2017	117
	WEA Finance LLC
250	7.13%, 04/15/2018 ■	307
	Wellpoint, Inc.
81	3.30%, 01/15/2023	81
		29,740
	Food Manufacturing - 0.3%
	ConAgra Foods, Inc.
50	1.90%, 01/25/2018	50
45	3.20%, 01/25/2023	45
	Kellogg Co.
725	4.00%, 12/15/2020	804
	Kraft Foods Group, Inc.
145	2.25%, 06/05/2017	150
90	3.50%, 06/06/2022	94
155	5.00%, 06/04/2042	168
	Mondelez International, Inc.
700	4.13%, 02/09/2016	759
		2,070
	Health Care and Social Assistance - 0.2%
	Amgen, Inc.
600	5.15%, 11/15/2041	657
	Express Scripts, Inc.
195	6.25%, 06/15/2014	209
	Kaiser Foundation Hospitals
60	3.50%, 04/01/2022	62
115	4.88%, 04/01/2042	124
		1,052
	Information - 0.3%
	AT&T, Inc.
175	6.55%, 02/15/2039	220
	BellSouth Telecommunications, Inc.
250	7.00%, 12/01/2095	294
	Cox Communications, Inc.
45	4.70%, 12/15/2042 ■	44
	France Telecom S.A.
250	4.13%, 09/14/2021	270
	SBA Tower Trust
370	4.25%, 04/15/2015 ■Δ	393
	Verizon Communications, Inc.
490	3.50%, 11/01/2021	516
130	4.75%, 11/01/2041	137
		1,874
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
65	3.10%, 06/01/2022	67

	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
1,000	2.63%, 09/15/2016 ■	1,042

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,390
	Gazprom Neft OAO via GPN Capital S.A.
200	4.38%, 09/19/2022 ■	201
	Motiva Enterprises LLC
80	5.75%, 01/15/2020 ■	96
	Shell International Finance B.V.
1,200	4.38%, 03/25/2020	1,380
		3,067
	Pharmaceuticals - 0.0%
	Zoetis, Inc.
30	3.25%, 02/01/2023 ■	30
35	4.70%, 02/01/2043 ■	35
		65
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
1,000	6.95%, 01/15/2038	1,255

	Real Estate, Rental and Leasing - 0.2%
	ERAC USA Finance Co.
180	2.25%, 01/10/2014 ■	182
70	2.75%, 03/15/2017 ■	73
410	4.50%, 08/16/2021 ■	447
250	5.63%, 03/15/2042 ■	276
		978
	Retail Trade - 0.2%
	Amazon.com, Inc.
285	2.50%, 11/29/2022	274

3

The Hartford Balanced Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 9.9% - (continued)
	Retail Trade - 0.2% - (continued)
	AutoZone, Inc.
$355	3.70%, 04/15/2022	$366
	Lowe's Cos., Inc.
600	4.63%, 04/15/2020	685
		1,325
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
1,683	9.36%, 01/01/2021	2,191

	Utilities - 0.6%
	Consolidated Edison Co. of NY
655	5.30%, 12/01/2016	756
	Indianapolis Power and Light
1,500	6.60%, 06/01/2037 ■	1,857
	Southern California Edison Co.
750	5.55%, 01/15/2037	913
		3,526
	Wholesale Trade - 0.0%
	Heineken N.V.
45	2.75%, 04/01/2023 ■	43
10	4.00%, 10/01/2042 ■	10
		53
	Total corporate bonds
	(cost $52,459)	$58,433

MUNICIPAL BONDS - 1.1%
	General Obligations - 0.2%
	California State GO, Taxable,
$250	7.55%, 04/01/2039	$366
	Chicago, IL, Metropolitan Water Reclamation GO,
130	5.72%, 12/01/2038	169
	Los Angeles, CA, USD GO,
800	5.75%, 07/01/2034	958
		1,493
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
370	6.58%, 05/15/2049	479

	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
370	5.77%, 05/15/2043	449

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist Joint Powers Agency,
515	2.61%, 03/15/2014	527

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
425	6.00%, 12/01/2044	565

	Transportation - 0.5%
	Bay Area, CA, Toll Auth Bridge Rev,
575	6.26%, 04/01/2049	765
	Illinois State Toll Highway Auth, Taxable Rev,
350	6.18%, 01/01/2034	437
	Maryland State Transportation Auth,
255	5.89%, 07/01/2043	329
	New York & New Jersey PA,
185	5.86%, 12/01/2024	238
115	6.04%, 12/01/2029	142
	North Texas Tollway Auth Rev,
630	6.72%, 01/01/2049	842
		2,753
	Total municipal bonds
	(cost $5,042)	$6,266

U.S. GOVERNMENT AGENCIES - 1.1%
	FHLMC - 0.6%
$91	4.00%, 03/01/2041	$97
1,750	5.00%, 09/01/2035 - 06/01/2041	1,891
1,441	5.50%, 07/01/2036 - 01/01/2040	1,561
		3,549
	GNMA - 0.5%
620	6.00%, 11/20/2023 - 09/15/2034	703
840	6.50%, 04/15/2026 - 02/15/2035	977
874	7.00%, 11/15/2031 - 11/15/2033	1,039
153	8.00%, 12/15/2029 - 02/15/2031	169
		2,888
	Total U.S. government agencies
	(cost $6,015)	$6,437

U.S. GOVERNMENT SECURITIES - 18.2%
Other Direct Federal Obligations - 1.8%
	FFC - 1.8%
$3,676	4.40%, 12/06/2013 - 12/27/2013 ○	$3,654
5,000	9.80%, 04/06/2018	7,083
		10,737
U.S. Treasury Securities - 16.4%
	U.S. Treasury Bonds - 3.9%
1,230	1.63%, 11/15/2022	1,191
2,300	2.75%, 11/15/2042	2,115
4,429	4.38%, 11/15/2039 - 05/15/2040	5,529
5,000	6.00%, 02/15/2026	7,049
4,775	6.25%, 08/15/2023	6,702
		22,586

4

The Hartford Balanced Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 18.2% - (continued)
U.S. Treasury Securities - 16.4% - (continued)
	U.S. Treasury Notes - 12.5%
$4,650	0.13%, 12/31/2014		$4,638
20,485	0.25%, 01/31/2014 - 11/30/2014		20,491
1,500	0.63%, 05/31/2017		1,494
534	0.88%, 01/31/2017		539
5,400	1.00%, 09/30/2016		5,485
11,600	1.25%, 10/31/2015		11,875
5,000	1.50%, 06/30/2016		5,169
6,500	1.88%, 02/28/2014		6,618
4,775	3.50%, 05/15/2020		5,463
2,000	3.88%, 05/15/2018 ‡		2,303
3,600	4.25%, 08/15/2013		3,680
5,200	4.50%, 05/15/2017		6,032
			73,787
			96,373
	Total U.S. government securities
	(cost $99,276)		$107,110

	Total long-term investments
	(cost $481,839)		$576,824

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,148, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $1,171)
$1,148	0.16%, 01/31/2013		$1,148
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $855, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $872)
855	0.16%, 01/31/2013		855
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $513, collateralized by U.S. Treasury Note 0.25%, 2015, value of $524)
513	0.13%, 01/31/2013		513
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,146, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $1,169)
1,146	0.13%, 01/31/2013		1,146
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $784, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $800)
784	0.17%, 01/31/2013		784
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,916, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $1,955)
1,916	0.13%, 01/31/2013		1,916
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,348, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $1,375)
1,348	0.15%, 01/31/2013		1,348
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $22, collateralized by U.S. Treasury Note 0.63%, 2017, value of $22)
22	0.12%, 01/31/2013		22
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $195, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $199)
195	0.15%, 01/31/2013		195
			7,927
	Total short-term investments
	(cost $7,927)		$7,927

	Total investments
	(cost $489,766) ▲	99.3%	$584,751
	Other assets and liabilities	0.7%	3,982
	Total net assets	100.0%	$588,733

5

The Hartford Balanced Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $490,767 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$106,213
Unrealized Depreciation	(12,229)
Net Unrealized Appreciation	$93,984

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $4,616, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $11,253, which represents 1.9% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $283 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	2,007	Allstar LLC	$1,186
06/2007	2,225	Buck Holdings L.P.	405

At January 31, 2013, the aggregate value of these securities was $4,616, which represents 0.8% of total net assets.

Securities Sold Short Outstanding at January 31, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC TBA, 5.00%	$1,000	02/15/2040	$1,075	$1
FHLMC TBA, 5.50%	1,000	02/15/2040	1,081	(1)
			$2,156	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Balanced Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FFC	Federal Financing Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

7

The Hartford Balanced Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$960	$–	$960	$–
Common Stocks ‡	397,618	379,365	13,637	4,616
Corporate Bonds	58,433	–	57,009	1,424
Municipal Bonds	6,266	–	6,266	–
U.S. Government Agencies	6,437	–	6,437	–
U.S. Government Securities	107,110	3,306	103,804	–
Short-Term Investments	7,927	–	7,927	–
Total	$584,751	$382,671	$196,040	$6,040
Liabilities:
Securities Sold Short	$2,156	$–	$2,156	$–
Total	$2,156	$–	$2,156	$–

♦	For the three-month period ended January 31, 2013, investments valued at $4,127 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$5,658	$360	$(96	)*	$—	$—	$(1,306)	$—	$—	$4,616
Corporate Bonds	1,396	—	28	†	—	—	—	—	—	1,424
Total	$7,054	$360	$(68)		$—	$—	$(1,306)	$—	$—	$6,040

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(96).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $28.

8

The Hartford Balanced Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality
as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.3%
Aa / AA	1.7
A	4.2
Baa / BBB	4.8
Ba / BB	0.2
U.S. Government Agencies and Securities	19.3
Non-Debt Securities and Other Short-Term Instruments	68.8
Other Assets & Liabilities	0.7
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

9

The Hartford Balanced Income Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 45.7%
	Banks - 3.9%
397	BB&T Corp.	$12,030
386	M&T Bank Corp.	39,654
179	National Bank of Canada	14,225
1,083	Wells Fargo & Co.	37,713
		103,622
	Capital Goods - 5.5%
251	3M Co.	25,281
504	Eaton Corp. plc	28,708
1,287	General Electric Co.	28,664
281	Illinois Tool Works, Inc.	17,660
82	Lockheed Martin Corp.	7,134
92	Schneider Electric S.A.	6,979
166	Stanley Black & Decker, Inc.	12,745
198	United Technologies Corp.	17,363
		144,534
	Commercial and Professional Services - 0.4%
262	Waste Management, Inc.	9,549

	Consumer Durables and Apparel - 0.5%
354	Mattel, Inc.	13,312

	Consumer Services - 0.3%
79	McDonald's Corp.	7,552

	Diversified Financials - 3.0%
135	Ameriprise Financial, Inc.	8,924
130	BlackRock, Inc.	30,657
867	JP Morgan Chase & Co.	40,773
		80,354
	Energy - 6.0%
265	BP plc ADR	11,820
461	Chevron Corp.	53,074
295	ConocoPhillips Holding Co.	17,116
371	Exxon Mobil Corp.	33,336
1,160	Royal Dutch Shell plc Class B	42,169
		157,515
	Food and Staples Retailing - 0.6%
477	Sysco Corp.	15,152

	Food, Beverage and Tobacco - 4.1%
331	Altria Group, Inc.	11,147
63	British American Tobacco plc	3,257
192	General Mills, Inc.	8,070
102	H.J. Heinz Co.	6,209
289	Imperial Tobacco Group plc	10,742
401	Kraft Foods Group, Inc.	18,514
103	PepsiCo, Inc.	7,509
281	Philip Morris International, Inc.	24,807
420	Unilever N.V. NY Shares ADR	17,014
		107,269
	Household and Personal Products - 1.1%
192	Kimberly-Clark Corp.	17,202
164	Procter & Gamble Co.	12,313
		29,515
	Insurance - 2.5%
176	ACE Ltd.	15,040
1,223	Marsh & McLennan Cos., Inc.	43,394
123	Swiss Re Ltd.	9,166
		67,600
	Materials - 1.8%
406	Dow Chemical Co.	13,063
228	E.I. DuPont de Nemours & Co.	10,806
319	International Paper Co.	13,215
259	Nucor Corp.	11,896
		48,980
	Media - 0.9%
342	Thomson Reuters Corp.	10,494
867	WPP plc	13,618
		24,112
	Pharmaceuticals, Biotechnology and Life Sciences - 6.0%
157	AstraZeneca plc ADR	7,574
680	Johnson & Johnson	50,294
1,138	Merck & Co., Inc.	49,197
1,135	Pfizer, Inc.	30,950
100	Roche Holding AG	22,097
		160,112
	Semiconductors and Semiconductor Equipment - 2.9%
623	Analog Devices, Inc.	27,206
1,093	Intel Corp.	22,988
325	Linear Technology Corp.	11,896
412	Maxim Integrated Products, Inc.	12,951
22	Texas Instruments, Inc.	738
		75,779
	Software and Services - 0.8%
763	Microsoft Corp.	20,960

	Technology Hardware and Equipment - 0.6%
798	Cisco Systems, Inc.	16,414

	Telecommunication Services - 1.6%
805	AT&T, Inc.	28,000
523	Vodafone Group plc ADR	14,290
		42,290
	Transportation - 0.5%
185	United Parcel Service, Inc. Class B	14,669

	Utilities - 2.7%
73	American Electric Power Co., Inc.	3,301
57	Dominion Resources, Inc.	3,079
1,363	National Grid plc	14,929
147	NextEra Energy, Inc.	10,608
194	Northeast Utilities	7,919
55	PG&E Corp.	2,333
56	PPL Corp.	1,706
379	UGI Corp.	13,366
475	Xcel Energy, Inc.	13,203
		70,444
	Total common stocks
	(cost $1,074,378)	$1,209,734

1

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
PREFERRED STOCKS - 0.1%
	Diversified Financials - 0.1%
23	Citigroup Capital XIII	$627
25	GMAC Capital Trust I ۞	676
		1,303
	Insurance - 0.0%
45	Allstate (The) Corp.	1,159

	Total preferred stocks
	(cost $2,378)	$2,462

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.6%
	Finance and Insurance - 1.4%
	Argent Securities, Inc.
$2,230	0.35%, 06/25/2036 Δ	$805
	Banc of America Funding Corp.
1,281	0.50%, 05/20/2047 Δ	993
1,430	5.77%, 05/25/2037	1,253
	Bear Stearns Adjustable Rate Mortgage Trust
1,355	2.32%, 08/25/2035 Δ	1,377
1,263	2.47%, 10/25/2035 Δ	1,243
	Bear Stearns Commercial Mortgage Securities, Inc.
455	5.20%, 12/11/2038	516
550	5.54%, 09/11/2041 - 10/12/2041	627
	CFCRE Commercial Mortgage Trust
1,310	5.56%, 12/15/2047 ■Δ	1,349
	Citigroup Commercial Mortgage Trust, Inc.
1,309	0.55%, 03/25/2037 Δ	668
	Commercial Mortgage Pass-Through Certificates
1,000	4.33%, 12/10/2045 ■	727
1,100	4.58%, 10/15/2045 ■Δ	1,061
1,130	4.93%, 11/15/2045 ■	1,095
100	5.75%, 06/10/2046 Δ	113
	Community or Commercial Mortgage Trust
380	4.33%, 12/10/2045 ■	359
	Countrywide Home Loans, Inc.
384	3.04%, 04/20/2036 Δ	254
	CS First Boston Mortgage Securities Corp.
768	5.50%, 06/25/2035	763
	Fieldstone Mortgage Investment Corp.
464	0.54%, 04/25/2047 Δ	257
	First Franklin Mortgage Loan Trust
1,602	0.44%, 04/25/2036 Δ	762
	First Horizon Alternative Mortgage Securities
884	2.55%, 04/25/2036 Δ	670
2,331	2.57%, 09/25/2035 Δ	2,018
	GMAC Mortgage Corp. Loan Trust
301	3.91%, 04/19/2036 Δ	261
	Goldman Sachs Mortgage Securities Trust
855	4.86%, 11/10/2045 ■Δ	829
	GSAA Home Equity Trust
2,412	0.28%, 02/25/2037 Δ	1,190
361	0.29%, 12/25/2036 Δ	182
431	0.30%, 03/25/2037 Δ	219
	GSAMP Trust
218	0.30%, 02/25/2037 Δ	115
	GSR Mortgage Loan Trust
1,530	2.77%, 01/25/2036 Δ	1,301
1,188	3.00%, 11/25/2035 Δ	1,089
	Harborview Mortgage Loan Trust
755	0.42%, 05/19/2047 Δ	369
	Indymac Index Mortgage Loan Trust
468	2.53%, 01/25/2036 Δ	435
427	2.61%, 08/25/2035 Δ	316
630	2.94%, 09/25/2036 Δ	460
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,248	4.67%, 10/15/2045 ■Δ	1,202
850	5.31%, 08/15/2046 ■Δ	891
270	5.47%, 04/15/2043 Δ	304
	JP Morgan Mortgage Acquisition Corp.
2,281	0.44%, 08/25/2036 Δ	850
	JP Morgan Mortgage Trust
1,155	5.25%, 05/25/2036 Δ	1,052
	Merrill Lynch Mortgage Investors Trust
467	2.94%, 07/25/2035 Δ	381
	Merrill Lynch Mortgage Trust
100	5.05%, 07/12/2038	109
	Morgan Stanley ABS Capital I
1,979	0.26%, 12/25/2036 Δ	960
	Morgan Stanley Capital I
100	5.23%, 09/15/2042	109
	Morgan Stanley Mortgage Loan Trust
1,742	0.37%, 11/25/2036 Δ	760
	Option One Mortgage Loan Trust
355	0.45%, 03/25/2037 Δ	152
	Residential Accredit Loans, Inc.
552	2.95%, 11/25/2037 Δ	285
	Residential Asset Securitization Trust
610	0.65%, 03/25/2035 Δ	470
	SBA Tower Trust
1,050	2.93%, 12/15/2017 ■	1,084
	Soundview Home Equity Loan Trust, Inc.
2,160	0.48%, 05/25/2036 Δ	1,260
	Structured Adjustable Rate Mortgage Loan Trust
904	0.50%, 09/25/2034 Δ	786
	Structured Asset Mortgage Investments Trust
250	0.42%, 05/26/2046 Δ	136
	Wells Fargo Commercial Mortgage Trust
360	4.78%, 10/15/2045 ■	352
	Wells Fargo Mortgage Backed Securities Trust
426	5.16%, 10/25/2035 Δ	423
	WF-RBS Commercial Mortgage Trust
745	4.46%, 12/15/2022 ■Δ	592

2

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.6% - (continued)
		Finance and Insurance - 1.4% - (continued)
	$1,000	4.96%, 11/15/2045 ■	$968
			36,802
		Real Estate, Rental and Leasing - 0.2%
		ARI Fleet Lease Trust
	4,357	0.51%, 01/15/2021 ■Δ	4,358

		Total asset & commercial mortgage backed securities
		(cost $37,326)	$41,160

CORPORATE BONDS - 42.1%
		Accommodation and Food Services - 0.1%
		Caesars Entertainment Operating Co., Inc.
	$500	8.50%, 02/15/2020	$503
		Caesars Operating Escrow
	435	9.00%, 02/15/2020 ■	443
		Choice Hotels International, Inc.
	351	5.70%, 08/28/2020	384
	960	5.75%, 07/01/2022	1,066
		Harrah's Operating Co., Inc.
	620	11.25%, 06/01/2017	663
		Starwood Hotels & Resorts, Inc.
	60	7.15%, 12/01/2019	75
		Wynn Las Vegas LLC
	130	5.38%, 03/15/2022	138
	250	7.75%, 08/15/2020	282
	260	7.88%, 05/01/2020	293
			3,847
		Administrative Waste Management and Remediation - 0.2%
		Casella Waste Systems, Inc.
	380	7.75%, 02/15/2019	367
		Clean Harbors, Inc.
	120	5.13%, 06/01/2021 ■	123
	150	5.25%, 08/01/2020	157
		Equinix, Inc.
	95	7.00%, 07/15/2021	106
	30	8.13%, 03/01/2018	33
		Iron Mountain, Inc.
	175	5.75%, 08/15/2024	176
	785	7.75%, 10/01/2019	879
	525	8.38%, 08/15/2021	579
		Republic Services, Inc.
	2,850	3.55%, 06/01/2022	2,945
	595	3.80%, 05/15/2018	653
			6,018
		Agriculture, Forestry, Fishing and Hunting - 0.0%
		Ainsworth Lumber Ltd.
	355	7.50%, 12/15/2017 ■	379
		Southern States Coop, Inc.
	25	11.25%, 05/15/2015 ■	26
		Weyerhaeuser Co.
	110	7.38%, 03/15/2032	134
			539
		Air Transportation - 0.1%
		Continental Airlines, Inc.
	1,760	4.00%, 10/29/2024	1,848
	18	5.98%, 04/19/2022	20
	38	6.90%, 04/19/2022	41
			1,909
		Arts, Entertainment and Recreation - 3.0%
		AMC Entertainment, Inc.
	450	8.75%, 06/01/2019	497
	956	9.75%, 12/01/2020	1,114
		Bresnan Broadband Holdings LLC
	150	8.00%, 12/15/2018 ■	162
		BSKYB Finance UK plc
	350	6.50%, 10/15/2035 ■	438
		CBS Corp.
	920	3.38%, 03/01/2022	933
	150	5.50%, 05/15/2033	160
	1,000	5.75%, 04/15/2020	1,174
	1,250	8.88%, 05/15/2019	1,681
		CCO Holdings LLC
	1,185	5.25%, 09/30/2022	1,173
	45	6.50%, 04/30/2021	48
	500	6.63%, 01/31/2022	545
	309	7.25%, 10/30/2017	335
	575	7.38%, 06/01/2020	640
	215	8.13%, 04/30/2020	242
		Cinemark USA, Inc.
	90	5.13%, 12/15/2022 ■	91
		Citycenter Holdings LLC
	365	7.63%, 01/15/2016	394
		Comcast Corp.
	4,975	4.25%, 01/15/2033	4,848
	1,000	5.65%, 06/15/2035	1,128
	900	5.70%, 05/15/2018 - 07/01/2019	1,080
	1,000	5.90%, 03/15/2016	1,144
	1,250	6.40%, 05/15/2038	1,534
	1,980	6.45%, 03/15/2037	2,449
	510	7.05%, 03/15/2033	661
		DirecTV Holdings LLC
	2,455	1.75%, 01/15/2018	2,412
	2,000	3.13%, 02/15/2016	2,096
	200	3.55%, 03/15/2015	210
	2,100	3.80%, 03/15/2022	2,119
	305	4.60%, 02/15/2021	330
	325	5.00%, 03/01/2021	359
	146	5.20%, 03/15/2020	166
	175	6.00%, 08/15/2040	187
	400	6.38%, 03/01/2041	451
		Discovery Communications, Inc.
	290	3.70%, 06/01/2015	308
		Fidelity National Information Services, Inc.
	280	5.00%, 03/15/2022	303
	95	7.63%, 07/15/2017	103
		Gray Television, Inc.
	915	7.50%, 10/01/2020 ■	952
		Great Canadian Gaming Co.
CAD	190	6.63%, 07/25/2022 ■	199
		Greektown Superholdings, Inc.
	510	13.00%, 07/01/2015	548

3

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Arts, Entertainment and Recreation - 3.0% - (continued)
	Grupo Televisa S.A.
$95	6.63%, 01/15/2040	$120
	Isle of Capri Casinos, Inc.
120	7.75%, 03/15/2019	129
290	8.88%, 06/15/2020	317
	NBC Universal Media LLC
1,900	2.88%, 01/15/2023	1,853
770	3.65%, 04/30/2015	816
1,350	5.95%, 04/01/2041	1,585
	Net Servicos De Comnicacao S.A.
323	7.50%, 01/27/2020	369
	News America Holdings, Inc.
75	7.75%, 12/01/2045	102
100	8.88%, 04/26/2023	136
	News America, Inc.
4,925	3.00%, 09/15/2022	4,882
850	6.15%, 02/15/2041	1,036
285	6.40%, 12/15/2035	348
2,450	6.90%, 03/01/2019	3,096
	Regal Cinemas Corp.
195	8.63%, 07/15/2019	216
	Regal Entertainment Group
138	5.75%, 02/01/2025	137
120	9.13%, 08/15/2018	134
	Sinclair Television Group, Inc.
260	9.25%, 11/01/2017 ■	284
	Sirius XM Radio, Inc.
1,040	5.25%, 08/15/2022 ■	1,058
	Time Warner Cable, Inc.
1,290	4.00%, 09/01/2021	1,374
1,040	4.50%, 09/15/2042	967
2,150	5.88%, 11/15/2040	2,381
2,000	6.55%, 05/01/2037	2,365
625	6.75%, 06/15/2039	759
300	7.30%, 07/01/2038	382
970	8.25%, 04/01/2019	1,282
	Time Warner Entertainment Co., L.P.
30	8.38%, 03/15/2023	42
	Time Warner, Inc.
360	3.40%, 06/15/2022	369
600	4.00%, 01/15/2022	648
2,275	4.88%, 03/15/2020	2,610
1,500	5.88%, 11/15/2016	1,752
1,985	6.10%, 07/15/2040	2,348
350	6.25%, 03/29/2041	419
75	6.63%, 05/15/2029	93
1,010	7.63%, 04/15/2031	1,366
	Univision Communications, Inc.
1,060	6.75%, 09/15/2022 ■	1,108
	Viacom, Inc.
305	1.25%, 02/27/2015	308
215	3.88%, 12/15/2021	231
2,450	4.25%, 09/15/2015	2,661
470	4.38%, 09/15/2014	496
2,129	4.38%, 03/15/2043 ■	2,004
500	4.50%, 03/01/2021	559
340	6.13%, 10/05/2017	404
	Videotron Ltee
245	5.00%, 07/15/2022	256
	Virgin Media Finance plc
465	5.25%, 02/15/2022	486
	Virgin Media Secured Finance plc
500	5.25%, 01/15/2021	568
100	6.50%, 01/15/2018	107
		78,177
	Beverage and Tobacco Product Manufacturing - 1.0%
	Altria Group, Inc.
3,800	2.85%, 08/09/2022	3,675
550	8.50%, 11/10/2013	583
115	9.25%, 08/06/2019	159
451	9.70%, 11/10/2018	622
185	10.20%, 02/06/2039	309
	Anheuser-Busch InBev Worldwide, Inc.
3,570	1.38%, 07/15/2017	3,583
3,815	5.38%, 11/15/2014 - 01/15/2020	4,506
100	8.00%, 11/15/2039	156
500	8.20%, 01/15/2039	793
	Constellation Brands, Inc.
65	4.63%, 03/01/2023	66
585	6.00%, 05/01/2022	658
	Diageo Capital plc
180	5.75%, 10/23/2017	216
	International CCE, Inc.
500	3.50%, 09/15/2020	524
	Lorillard Tobacco Co.
1,210	8.13%, 06/23/2019	1,543
	Molson Coors Brewing Co.
476	2.00%, 05/01/2017	485
110	3.50%, 05/01/2022	113
	PepsiCo, Inc.
750	7.90%, 11/01/2018	1,005
	Pernod-Ricard S.A.
190	4.45%, 01/15/2022 ■	206
500	5.50%, 01/15/2042 ■	562
2,290	5.75%, 04/07/2021 ■	2,681
	Philip Morris International, Inc.
1,400	1.13%, 08/21/2017	1,392
400	5.65%, 05/16/2018	481
400	6.38%, 05/16/2038	522
	Reynolds American, Inc.
1,345	3.25%, 11/01/2022	1,331
685	7.63%, 06/01/2016	818
100	7.75%, 06/01/2018	126
		27,115
	Chemical Manufacturing - 0.4%
	Agrium, Inc.
1,650	3.15%, 10/01/2022	1,599
200	6.75%, 01/15/2019	248
	Celanese U.S. Holdings LLC
50	6.63%, 10/15/2018	55
	CF Industries Holdings, Inc.
195	6.88%, 05/01/2018	237
35	7.13%, 05/01/2020	44
	Cytec Industries, Inc.
50	6.00%, 10/01/2015	55

4

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Chemical Manufacturing - 0.4% - (continued)
	Dow Chemical Co.
$2,850	4.25%, 11/15/2020	$3,119
100	5.90%, 02/15/2015	110
	Ecolab, Inc.
500	1.45%, 12/08/2017	496
1,285	3.00%, 12/08/2016	1,367
	EuroChem Mineral & Chemical Co.
330	5.13%, 12/12/2017 ■	339
	Ferro Corp.
680	7.88%, 08/15/2018	666
	Hexion Specialty Chemicals
245	8.88%, 02/01/2018	247
	Hexion U.S. Finance Corp.
215	6.63%, 04/15/2020	212
225	9.00%, 11/15/2020	209
	Ineos Group Holdings plc
1,450	8.50%, 02/15/2016 ■	1,461
	Momentive Performance Materials, Inc.
250	9.00%, 01/15/2021	194
	MPM Escrow LLC/MPM Finance Corp.
370	8.88%, 10/15/2020	381
	Nufarm Australia Ltd.
220	6.38%, 10/15/2019 ■	233
	PTT Global Chemical PCL
200	4.25%, 09/19/2022 ■	206
	Sinopec Group Overseas Development 2012 Ltd.
245	3.90%, 05/17/2022 ■	259
		11,737
	Computer and Electronic Product Manufacturing - 0.6%
	CDW Escrow Corp.
1,072	8.50%, 04/01/2019	1,187
	eAccess Ltd.
75	8.25%, 04/01/2018 ■	84
	Esterline Technologies Corp.
265	7.00%, 08/01/2020	294
	Freescale Semiconductor, Inc.
190	8.05%, 02/01/2020	196
1,065	9.25%, 04/15/2018 ■	1,171
44	10.75%, 08/01/2020	49
	Hewlett-Packard Co.
2,000	2.60%, 09/15/2017	1,959
2,380	2.65%, 06/01/2016	2,398
365	3.75%, 12/01/2020	350
635	4.30%, 06/01/2021	625
1,475	4.65%, 12/09/2021	1,483
1,015	4.75%, 06/02/2014	1,057
	Intel Corp.
1,775	1.35%, 12/15/2017	1,769
	Jabil Circuit, Inc.
380	5.63%, 12/15/2020	413
	Raytheon Co.
1,250	4.88%, 10/15/2040	1,378
	Seagate HDD Cayman
350	6.88%, 05/01/2020	380
51	7.00%, 11/01/2021	56
	Siemens Financieringsmaatschappij N.V.
1,300	6.13%, 08/17/2026 ■	1,675
		16,524
	Construction - 0.2%
	Aguila 3 S.A.
165	7.88%, 01/31/2018 ■	175
	Empresas ICA, S.A.B. de C.V.
625	8.90%, 02/04/2021 §	656
	K Hovnanian Enterprises, Inc.
885	9.13%, 11/15/2020 ■	976
	KB Home
492	1.38%, 02/01/2019 ۞	502
365	7.50%, 09/15/2022	409
411	8.00%, 03/15/2020	476
	Lennar Corp.
725	4.75%, 12/15/2017	759
455	4.75%, 11/15/2022 ■	446
95	5.60%, 05/31/2015	102
	Pulte Homes, Inc.
130	6.38%, 05/15/2033	133
	Ryland Group, Inc.
150	5.38%, 10/01/2022	154
		4,788
	Couriers and Messengers - 0.1%
	United Parcel Service, Inc.
1,540	2.45%, 10/01/2022	1,511

	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
2,550	0.85%, 10/09/2015	2,554
1,000	2.70%, 10/09/2022	985
795	4.13%, 10/09/2042	786
		4,325
	Fabricated Metal Product Manufacturing - 0.1%
	Anixter International, Inc.
145	5.63%, 05/01/2019	154
	Ball Corp.
135	5.00%, 03/15/2022	143
240	5.75%, 05/15/2021	257
	Crown Americas, Inc.
55	6.25%, 02/01/2021	60
115	7.63%, 05/15/2017	122
	Masco Corp.
310	7.13%, 03/15/2020	359
	Ply Gem Industries, Inc.
310	9.38%, 04/15/2017	336
		1,431
	Finance and Insurance - 18.1%
	Abbey National Treasury Services plc
200	3.88%, 11/10/2014 ■	208
	ABN Amro Bank N.V.
1,000	4.25%, 02/02/2017 ■	1,084
	ACE Capital Trust II
90	9.70%, 04/01/2030	131
	Akbank T.A.S.
185	3.88%, 10/24/2017 ■	189
150	5.00%, 10/24/2022 ■	157

5

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Finance and Insurance - 18.1% - (continued)
	Allied World Assurance Co., Ltd.
$23	7.50%, 08/01/2016	$27
	Allstate (The) Corp.
500	5.55%, 05/09/2035	593
1,010	7.45%, 05/16/2019	1,316
	Ally Financial, Inc.
650	6.75%, 12/01/2014	702
125	7.50%, 09/15/2020	150
590	8.00%, 03/15/2020	724
	American Express Co.
1,700	1.75%, 06/12/2015	1,731
5,127	2.65%, 12/02/2022 ■	4,977
1,700	7.00%, 03/19/2018	2,113
250	7.25%, 05/20/2014	271
	American Express Credit Corp.
325	2.75%, 09/15/2015	339
1,750	2.80%, 09/19/2016	1,849
	American International Group, Inc.
360	3.65%, 01/15/2014	370
1,205	3.80%, 03/22/2017	1,299
950	4.88%, 09/15/2016 - 06/01/2022	1,060
100	5.05%, 10/01/2015	110
375	5.45%, 05/18/2017	429
1,300	5.85%, 01/16/2018	1,519
3,050	6.40%, 12/15/2020	3,734
2,125	8.18%, 05/15/2058	2,762
	AmeriGas Finance LLC
240	6.75%, 05/20/2020	260
	Ameriprise Financial, Inc.
370	5.65%, 11/15/2015	419
	Aon Corp.
656	3.13%, 05/27/2016	688
275	5.00%, 09/30/2020	312
	Ausdrill Finance Pty. Ltd.
770	6.88%, 11/01/2019 ■	766
	Banco Btg Pactual
395	5.75%, 09/28/2022 ■	395
	Banco Davivienda S.A.
335	2.95%, 01/29/2018 ■	327
	Banco de Credito del Peru/Panama
30	5.38%, 09/16/2020 §	33
71	6.88%, 09/16/2026 ■	82
	Banco Del Estado de Chile
551	3.88%, 02/08/2022 §	581
	Banco do Brasil
225	3.88%, 10/10/2022	223
800	6.25%, 04/15/2024 ■♠	794
	Banco Santander S.A.
195	4.13%, 11/09/2022 ■	197
	Bancolombia S.A.
1,016	5.13%, 09/11/2022	1,052
125	6.13%, 07/26/2020	138
	Bangkok Bank PCL
206	3.88%, 09/27/2022 ■	211
	Bangkok Bank PCL of Hong Kong
200	3.88%, 09/27/2022 §	205
	Bank of America Corp.
500	1.50%, 10/09/2015	501
900	3.88%, 03/22/2017	964
1,500	4.90%, 05/01/2013	1,516
5,425	5.63%, 07/01/2020	6,292
915	5.65%, 05/01/2018	1,057
2,115	5.70%, 01/24/2022	2,480
2,040	5.75%, 12/01/2017	2,355
2,840	5.88%, 01/05/2021	3,338
3,760	6.00%, 09/01/2017 - 10/15/2036	4,399
3,645	7.63%, 06/01/2019	4,635
	Barclays Bank plc
1,410	5.14%, 10/14/2020	1,466
4,930	6.05%, 12/04/2017 ■	5,504
	BB&T Corp.
200	4.90%, 06/30/2017	224
	BC Mountain LLC
40	7.00%, 02/01/2021 ■☼	41
	Bear Stearns & Co., Inc.
1,750	5.30%, 10/30/2015	1,945
1,000	5.70%, 11/15/2014	1,085
2,060	7.25%, 02/01/2018	2,559
	Berkshire Hathaway inc.
3,400	1.55%, 02/09/2018 ☼	3,402
	BM&F Bovespa S.A.
385	5.50%, 07/16/2020 §	437
	BNP Paribas
6,430	2.38%, 09/14/2017	6,535
	Boston Properties L.P.
435	3.70%, 11/15/2018	473
	BP Capital Markets plc
2,250	1.38%, 11/06/2017	2,243
1,675	2.25%, 11/01/2016	1,740
375	3.13%, 10/01/2015	397
3,800	3.25%, 05/06/2022	3,907
	Branch Banking & Trust Co.
250	5.63%, 09/15/2016	286
	Brandywine Operating Partnership L.P.
3,325	3.95%, 02/15/2023	3,315
1,100	4.95%, 04/15/2018	1,216
215	5.70%, 05/01/2017	243
150	7.50%, 05/15/2015	169
	Capital One Bank
1,330	8.80%, 07/15/2019	1,822
	Capital One Financial Corp.
2,800	1.00%, 11/06/2015	2,788
1,006	2.15%, 03/23/2015	1,027
500	4.75%, 07/15/2021	569
1,075	6.15%, 09/01/2016	1,238
125	6.75%, 09/15/2017	151
325	7.38%, 05/23/2014	352
	Caterpillar Financial Services Corp.
1,710	1.63%, 06/01/2017	1,735
2,100	2.05%, 08/01/2016	2,182
	Cigna Corp.
1,700	4.00%, 02/15/2022	1,820
800	5.38%, 02/15/2042	893
900	5.88%, 03/15/2041	1,070

6

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Finance and Insurance - 18.1% - (continued)
	CIT Group, Inc.
$335	5.00%, 05/15/2017	$358
686	5.25%, 03/15/2018	734
545	5.38%, 05/15/2020	591
180	5.50%, 02/15/2019 ■	193
70	6.63%, 04/01/2018 ■	78
	Citigroup, Inc.
3,155	1.25%, 01/15/2016	3,139
1,250	2.65%, 03/02/2015	1,282
445	4.59%, 12/15/2015	484
590	4.75%, 05/19/2015	636
1,500	5.38%, 08/09/2020	1,753
845	5.85%, 07/02/2013	862
1,485	6.00%, 10/31/2033	1,602
7,750	6.13%, 05/15/2018 - 08/25/2036	8,999
3,035	6.38%, 08/12/2014	3,270
300	6.50%, 08/19/2013	309
250	6.63%, 06/15/2032	290
2,115	6.88%, 03/05/2038	2,776
1,285	8.50%, 05/22/2019	1,714
	CNH Capital LLC
245	3.88%, 11/01/2015 ■	252
270	6.25%, 11/01/2016	297
	Community Choice Financial, Inc.
535	10.75%, 05/01/2019	508
	Credit Acceptance Corp.
710	9.13%, 02/01/2017	776
	Credit Suisse Guernsey
2,500	1.63%, 03/06/2015 ■	2,543
	Credit Suisse New York
1,000	3.50%, 03/23/2015	1,057
1,500	5.40%, 01/14/2020	1,665
	DBS Bank Ltd.
475	3.63%, 09/21/2022 §	496
	Discover Financial Services, Inc.
960	5.20%, 04/27/2022	1,087
	El Fondo Mivivienda S.A.
285	3.50%, 01/31/2023 ■	282
	Equity One, Inc.
65	6.00%, 09/15/2017	74
	ERP Operating L.P.
1,475	4.63%, 12/15/2021	1,642
300	5.13%, 03/15/2016	335
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	74
	Federal Realty Investment Trust
55	5.95%, 08/15/2014	59
	Felcor Escrow Holdings
340	6.75%, 06/01/2019	365
	Felcor Lodging L.P.
495	5.63%, 03/01/2023 ■	499
	Fibria Overseas Finance Ltd.
250	6.75%, 03/03/2021 §	275
365	7.50%, 05/04/2020 ■	402
	Fifth Third Bancorp
356	3.63%, 01/25/2016	380
2,225	5.45%, 01/15/2017	2,483
1,300	8.25%, 03/01/2038	1,823
	FMR LLC
3,675	4.95%, 02/01/2033 ■	3,687
	Ford Motor Credit Co. LLC
2,575	2.38%, 01/16/2018	2,541
2,100	2.75%, 05/15/2015	2,144
680	3.00%, 06/12/2017	694
1,500	3.88%, 01/15/2015	1,559
675	4.21%, 04/15/2016	719
2,220	4.25%, 02/03/2017 - 09/20/2022	2,307
240	5.00%, 05/15/2018	263
145	6.63%, 08/15/2017	169
195	8.00%, 12/15/2016	234
200	8.13%, 01/15/2020	252
	General Electric Capital Corp.
3,375	1.00%, 01/08/2016	3,374
1,650	1.63%, 07/02/2015	1,677
5,750	2.30%, 04/27/2017	5,923
1,600	2.95%, 05/09/2016	1,690
725	3.50%, 06/29/2015	768
1,625	4.65%, 10/17/2021	1,807
55	5.50%, 01/08/2020	64
725	5.55%, 05/04/2020	854
4,075	5.63%, 05/01/2018	4,795
2,995	5.88%, 01/14/2038	3,502
90	6.15%, 08/07/2037	109
1,000	6.25%, 12/15/2022 ♠	1,092
4,530	6.75%, 03/15/2032	5,723
	Globo Communicacao e Participacoes S.A.
265	5.31%, 05/11/2022 ■	294
320	6.25%, 07/20/2015 §♠	348
	Goldman Sachs Group, Inc.
3,600	3.30%, 05/03/2015	3,748
765	3.63%, 01/22/2023	764
1,000	4.75%, 07/15/2013	1,019
1,820	5.25%, 07/27/2021	2,056
2,000	5.38%, 03/15/2020	2,270
3,250	5.63%, 01/15/2017	3,616
3,975	5.75%, 01/24/2022	4,633
75	5.95%, 01/15/2027	82
1,000	6.00%, 05/01/2014	1,062
550	6.15%, 04/01/2018	646
665	6.25%, 02/01/2041	806
200	6.35%, 02/15/2034	207
2,470	6.45%, 05/01/2036	2,679
5,825	6.75%, 10/01/2037	6,575
701	7.50%, 02/15/2019	881
	Grupo Aval Ltd.
300	4.75%, 09/26/2022 ■	305
200	4.75%, 09/26/2022 §	204
	Guardian Life Insurance Co.
250	7.38%, 09/30/2039 ■	334
	Halyk Savings Bank of Kazakhstan JSC
380	9.25%, 10/16/2013 §	392
	Harley-Davidson Financial Services, Inc.
2,185	1.15%, 09/15/2015 ■	2,192

7

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Finance and Insurance - 18.1% - (continued)
	HCP, Inc.
$1,700	2.63%, 02/01/2020	$1,696
540	3.75%, 02/01/2019	578
330	6.00%, 01/30/2017	381
1,000	6.70%, 01/30/2018	1,211
1,125	6.75%, 02/01/2041	1,443
	Health Care, Inc.
525	2.25%, 03/15/2018	527
3,195	4.13%, 04/01/2019	3,451
266	5.25%, 01/15/2022	298
	Host Hotels & Resorts L.P.
190	6.00%, 11/01/2020	208
	Host Marriott L.P.
49	6.75%, 06/01/2016	50
	HSBC Bank plc
330	3.50%, 06/28/2015 ■	350
	HSBC Bank USA
1,295	1.63%, 01/16/2018	1,293
3,240	2.38%, 02/13/2015	3,341
175	5.00%, 09/27/2020	190
250	6.00%, 08/09/2017	290
	HSBC Holdings plc
1,000	4.00%, 03/30/2022	1,065
1,665	5.10%, 04/05/2021	1,925
1,000	6.50%, 09/15/2037	1,247
2,100	6.80%, 06/01/2038	2,717
	Ineos Finance plc
190	7.50%, 05/01/2020 ■	205
	ING US, Inc.
545	5.50%, 07/15/2022 ■	595
	Itau Unibanco Holding S.A.
775	5.50%, 08/06/2022 §	810
	John Deere Capital Corp.
2,900	0.70%, 09/04/2015	2,904
1,835	3.15%, 10/15/2021	1,908
395	3.90%, 07/12/2021	434
	JP Morgan Chase & Co.
2,220	1.10%, 10/15/2015	2,222
2,270	3.25%, 09/23/2022	2,273
265	4.25%, 10/15/2020	290
5,300	4.35%, 08/15/2021	5,795
500	4.40%, 07/22/2020	552
2,220	4.63%, 05/10/2021	2,476
4,070	5.13%, 09/15/2014	4,332
1,025	5.40%, 01/06/2042	1,201
6,195	6.00%, 01/15/2018	7,359
1,000	6.40%, 05/15/2038	1,304
	JPMorgan Chase Bank
1,886	6.00%, 07/05/2017	2,215
	Key Bank NA
250	5.45%, 03/03/2016	280
	Kimco Realty Corp.
1,380	4.30%, 02/01/2018	1,529
20	5.58%, 11/23/2015	22
	Ladder Capital Finance Holdings LLC
766	7.38%, 10/01/2017 ■	791
	Liberty Property L.P.
635	3.38%, 06/15/2023	622
520	4.13%, 06/15/2022	545
115	4.75%, 10/01/2020	127
350	5.50%, 12/15/2016	397
	Lincoln National Corp.
1,035	6.15%, 04/07/2036	1,209
450	7.00%, 06/15/2040	582
2,000	8.75%, 07/01/2019	2,671
	Lloyds Banking Group plc
944	7.88%, 11/01/2020 ■	1,035
	Majapahit Holding B.V.
100	7.75%, 01/20/2020 §	125
	Marsh & McLennan Cos., Inc.
825	2.30%, 04/01/2017	841
565	4.80%, 07/15/2021	627
295	4.85%, 02/15/2013	295
	Massachusetts Mutual Life Insurance Co.
500	8.88%, 06/01/2039 ■	770
	Massmutual Global Funding
630	3.13%, 04/14/2016 ■	671
	Merrill Lynch & Co., Inc.
621	5.70%, 05/02/2017	686
320	6.40%, 08/28/2017	375
3,290	6.88%, 04/25/2018	3,963
6,830	7.75%, 05/14/2038	9,140
	MetLife Global Funding I
300	2.50%, 09/29/2015 ■	312
500	3.13%, 01/11/2016 ■	529
	MetLife Institutional Funding II
2,500	1.63%, 04/02/2015 ■	2,545
	MetLife, Inc.
965	1.76%, 12/15/2017	968
275	6.38%, 06/15/2034	355
50	7.72%, 02/15/2019	65
	Morgan Stanley
3,095	4.88%, 11/01/2022	3,172
2,900	5.45%, 01/09/2017	3,209
675	5.50%, 07/28/2021	760
2,371	5.55%, 04/27/2017	2,643
1,890	5.63%, 09/23/2019	2,144
1,726	5.75%, 01/25/2021	1,961
2,300	6.00%, 04/28/2015	2,504
1,265	6.38%, 07/24/2042	1,502
2,460	6.63%, 04/01/2018	2,898
2,600	7.30%, 05/13/2019	3,183
	National City Corp.
585	6.88%, 05/15/2019	729
	National Money Mart Co.
580	10.38%, 12/15/2016	640
	Nationstar Mortgage LLC
675	7.88%, 10/01/2020 ■	736
	Nationwide Mutual Insurance Co.
225	9.38%, 08/15/2039 ■	325
	New York Life Global Funding
800	2.45%, 07/14/2016 ■	836
200	3.00%, 05/04/2015 ■	210

8

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Finance and Insurance - 18.1% - (continued)
	Nordea Bank AB
$760	4.88%, 05/13/2021 ■	$812
	Nuveen Investments, Inc.
735	9.13%, 10/15/2017 ■	744
616	9.50%, 10/15/2020 ■	635
	Oversea-Chinese Banking Corp., Ltd.
400	3.75%, 11/15/2022	421
	Pacific Life Insurance Co.
175	9.25%, 06/15/2039 ■	254
	PKO Finance AB
375	4.63%, 09/26/2022 ■	391
200	4.63%, 09/26/2022 §	209
	PNC Bank NA
1,690	2.70%, 11/01/2022	1,633
	PNC Financial Services Group, Inc.
1,240	2.85%, 11/09/2022 Δ	1,221
	PNC Funding Corp.
3,000	5.25%, 11/15/2015	3,350
190	5.63%, 02/01/2017	218
	Pricoa Global Funding I
400	5.45%, 06/11/2014 ■	426
	Principal Financial Group, Inc.
620	3.30%, 09/15/2022	626
40	8.88%, 05/15/2019	54
	Principal Life Global Funding II
1,640	1.00%, 12/11/2015 ■	1,637
	Provident Funding Associates L.P.
630	10.25%, 04/15/2017 ■	704
	Prudential Financial, Inc.
1,660	5.80%, 11/16/2041	1,885
170	6.10%, 06/15/2017	200
265	6.20%, 01/15/2015	291
3,215	7.38%, 06/15/2019	4,098
	Rabobank Netherlands
925	3.95%, 11/09/2022	925
	Realty Income Corp.
2,676	3.25%, 10/15/2022	2,607
1,085	6.75%, 08/15/2019	1,339
	Royal Bank of Canada
3,000	0.80%, 10/30/2015	3,003
	Royal Bank of Scotland plc
1,920	2.55%, 09/18/2015	1,980
710	3.95%, 09/21/2015	762
100	5.63%, 08/24/2020	116
1,640	6.13%, 01/11/2021 - 12/15/2022	1,750
	Russian Agricultural Bank OJSC
640	5.30%, 12/27/2017 §	686
	Santander Holdings USA, Inc.
730	3.00%, 09/24/2015	748
	Sasol Financing International plc
455	4.50%, 11/14/2022	449
	SB Capital S.A.
1,085	5.72%, 06/16/2021 §	1,208
	Simon Property Group L.P.
120	4.38%, 03/01/2021	134
200	6.13%, 05/30/2018	243
	Simon Property Group, Inc.
4,720	1.50%, 02/01/2018 ■	4,672
	SLM Corp.
1,550	3.88%, 09/10/2015	1,613
1,950	4.63%, 09/25/2017	2,023
200	5.63%, 08/01/2033	187
915	6.25%, 01/25/2016	1,007
640	7.25%, 01/25/2022	715
181	8.00%, 03/25/2020	209
395	8.45%, 06/15/2018	471
	Societe Generale
2,195	2.75%, 10/12/2017	2,243
	Speedy Cash, Inc.
116	10.75%, 05/15/2018 ■	125
	Standard Bank plc
100	8.13%, 12/02/2019	118
	Standard Chartered plc
2,900	3.95%, 01/11/2023 ■	2,857
	State Street Capital Trust IV
100	1.31%, 06/15/2037 Δ	78
	Sumitomo Mitsui Banking Corp.
3,875	3.00%, 01/18/2023	3,834
	SunTrust Banks, Inc.
991	3.50%, 01/20/2017	1,059
410	3.60%, 04/15/2016	438
	Swiss Re Treasury U.S. Corp.
460	2.88%, 12/06/2022 ■	457
	Teachers Insurance & Annuity Association of America
2,000	6.85%, 12/16/2039 ■	2,673
	TitleMax, Inc.
345	13.25%, 07/15/2015	382
	TMX Finance LLC
65	13.25%, 07/15/2015	72
	Turkiye Garanti Bankasi A.S.
285	4.00%, 09/13/2017 ■	292
	Turkiye Halk Bankasi A.S.
415	3.88%, 02/05/2020 ■☼	410
	Turkiye Is Bankasi A.S.
215	6.00%, 10/24/2022 ■	226
	U.S. Bancorp
2,100	1.65%, 05/15/2017	2,123
961	2.95%, 07/15/2022	953
	UBS AG Stamford CT
2,125	2.25%, 01/28/2014	2,158
1,100	4.88%, 08/04/2020	1,255
2,950	5.88%, 07/15/2016 - 12/20/2017	3,401
1,510	7.63%, 08/17/2022	1,659
	UDR, Inc.
125	4.25%, 06/01/2018	137
	United Dominion Realty Trust, Inc.
55	6.05%, 06/01/2013	56
	UnitedHealth Group, Inc.
555	1.40%, 10/15/2017	555
530	6.00%, 02/15/2018	639
100	6.63%, 11/15/2037	129
1,981	6.88%, 02/15/2038	2,660

9

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Finance and Insurance - 18.1% - (continued)
	Ventas Realty L.P.
$200	3.13%, 11/30/2015	$211
3,975	3.25%, 08/15/2022	3,880
325	4.25%, 03/01/2022	344
316	4.75%, 06/01/2021	347
	VTB Bank OJSC Via VTB Capital S.A.
775	6.55%, 10/13/2020 §	857
	VTB Capital S.A.
390	6.88%, 05/29/2018 §	434
	W.R. Berkley Corp.
25	5.88%, 02/15/2013	25
	Wachovia Bank NA
1,250	4.80%, 11/01/2014	1,336
1,750	5.00%, 08/15/2015	1,919
1,000	5.85%, 02/01/2037	1,216
2,275	6.60%, 01/15/2038	3,027
	Wachovia Capital Trust III
325	5.57%, 03/18/2013 ♠Δ	325
	Wachovia Corp.
755	4.88%, 02/15/2014	787
300	5.50%, 08/01/2035	335
670	5.63%, 10/15/2016	770
50	5.75%, 06/15/2017	59
	Wellpoint, Inc.
1,015	1.25%, 09/10/2015	1,023
1,365	3.13%, 05/15/2022	1,355
1,525	4.63%, 05/15/2042	1,511
1,000	5.85%, 01/15/2036	1,155
2,330	6.38%, 06/15/2037	2,860
60	7.00%, 02/15/2019	75
	Wells Fargo & Co.
1,520	1.25%, 02/13/2015	1,535
4,440	1.50%, 07/01/2015 - 01/16/2018	4,466
1,000	2.10%, 05/08/2017	1,028
615	3.50%, 03/08/2022	641
1,375	3.68%, 06/15/2016	1,489
750	5.63%, 12/11/2017	888
500	5.75%, 05/16/2016	567
	XL Capital Ltd.
50	5.25%, 09/15/2014	53
	Xstrata Finance Canada Corp.
800	3.60%, 01/15/2017 ■	842
	Xstrata Finance Canada Ltd.
4,200	2.45%, 10/25/2017 ■	4,235
		478,307
	Food Manufacturing - 0.6%
	Archer-Daniels-Midland Co.
750	4.48%, 03/01/2021	848
	Cargill, Inc.
2,925	4.10%, 11/01/2042 ■	2,764
517	4.31%, 05/14/2021 ■	561
1,000	6.00%, 11/27/2017 ■	1,194
	ConAgra Foods, Inc.
875	1.90%, 01/25/2018	879
735	2.10%, 03/15/2018	741
620	3.25%, 09/15/2022	618
	Kellogg Co.
550	7.45%, 04/01/2031	743
	Kraft Foods Group, Inc.
1,450	3.50%, 06/06/2022	1,517
770	5.00%, 06/04/2042	836
1,900	5.38%, 02/10/2020	2,258
500	6.50%, 02/09/2040	649
1,075	6.75%, 02/19/2014	1,141
1,000	6.88%, 02/01/2038	1,326
	Mondelez International, Inc.
375	4.13%, 02/09/2016	407
		16,482
	Food Services - 0.1%
	ARAMARK Corp.
105	8.50%, 02/01/2015	106
	ARAMARK Holdings Corp.
120	8.63%, 05/01/2016 ■Þ	123
	McDonald's Corp.
355	3.70%, 02/15/2042	344
600	5.30%, 03/15/2017	698
400	6.30%, 10/15/2037	538
		1,809
	Furniture and Related Product Manufacturing - 0.1%
	Masco Corp.
155	6.13%, 10/03/2016	174
25	6.50%, 08/15/2032	26
160	7.75%, 08/01/2029	176
	Newell Rubbermaid, Inc.
1,565	2.05%, 12/01/2017	1,566
	Tempur-Pedic International, Inc.
80	6.88%, 12/15/2020 ■	85
		2,027
	Health Care and Social Assistance - 2.5%
	AbbVie, Inc.
1,940	1.75%, 11/06/2017 ■	1,944
2,240	2.00%, 11/06/2018 ■	2,246
3,585	2.90%, 11/06/2022 ■	3,544
	Alere, Inc.
730	9.00%, 05/15/2016	768
	American Renal Holdings, Inc.
270	8.38%, 05/15/2018	286
	Amgen, Inc.
1,500	2.13%, 05/15/2017	1,544
700	4.10%, 06/15/2021	769
4,340	5.15%, 11/15/2041	4,749
500	5.85%, 06/01/2017	589
425	6.40%, 02/01/2039	533
1,475	6.90%, 06/01/2038	1,965
	AstraZeneca plc
1,540	1.95%, 09/18/2019	1,544
200	5.90%, 09/15/2017	240
1,000	6.45%, 09/15/2037	1,304
	Baxter International, Inc.
1,845	2.40%, 08/15/2022	1,786
	Biomet, Inc.
1,005	6.50%, 08/01/2020 - 10/01/2020 ■	1,029
	BioScrip, Inc.
170	10.25%, 10/01/2015	180
	Cardinal Health, Inc.
250	4.00%, 06/15/2015	268

10

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Health Care and Social Assistance - 2.5% - (continued)
	Catholic Health Initiatives
$130	1.60%, 11/01/2017	$131
435	2.95%, 11/01/2022	433
	Community Health Systems, Inc.
345	5.13%, 08/15/2018	363
500	7.13%, 07/15/2020	540
	CVS Caremark Corp.
1,730	2.75%, 12/01/2022	1,703
1,115	3.25%, 05/18/2015	1,179
1,694	5.75%, 06/01/2017 - 05/15/2041	2,036
1,325	6.13%, 09/15/2039	1,666
150	6.25%, 06/01/2027	194
35	6.94%, 01/10/2030	44
	CVS Pass-Through Trust
17	6.04%, 12/10/2028	19
	DaVita, Inc.
385	6.63%, 11/01/2020	420
	Elan Finance plc
530	6.25%, 10/15/2019 ■	567
	Exelixis, Inc.
88	4.25%, 08/15/2019 ۞	88
	Express Scripts Holding Co.
5,000	2.10%, 02/12/2015	5,109
	Express Scripts, Inc.
195	3.13%, 05/15/2016	206
	Fresenius Medical Care U.S. Finance II, Inc.
115	5.63%, 07/31/2019 ■	124
96	5.88%, 01/31/2022 ■	105
30	6.50%, 09/15/2018 ■	34
	Gilead Sciences, Inc.
3,700	4.40%, 12/01/2021	4,147
	HCA Holdings, Inc.
630	6.25%, 02/15/2021	663
	HCA, Inc.
1,490	5.88%, 03/15/2022 - 05/01/2023	1,561
645	6.38%, 01/15/2015	695
1,510	6.50%, 02/15/2016 - 02/15/2020	1,669
115	7.25%, 09/15/2020	128
315	7.50%, 11/15/2095	281
	Health Management Associates, Inc.
640	7.38%, 01/15/2020	703
	HealthSouth Corp.
315	7.25%, 10/01/2018	342
	Hologic, Inc.
164	2.00%, 03/01/2042 ۞	176
65	6.25%, 08/01/2020 ■	70
	IMS Health, Inc.
255	12.50%, 03/01/2018 ■	303
	Kaiser Foundation Hospitals
650	3.50%, 04/01/2022	671
	Laboratory Corp. of America Holdings
285	3.75%, 08/23/2022	295
	Medco Health Solutions, Inc.
525	2.75%, 09/15/2015	547
	Memorial Sloan-Kettering Cancer Center
695	5.00%, 07/01/2042	773
	Pfizer, Inc.
1,000	6.20%, 03/15/2019	1,253
1,450	7.20%, 03/15/2039	2,153
	Radiation Therapy Services, Inc.
746	8.88%, 01/15/2017	741
390	9.88%, 04/15/2017	268
	Rite Aid Corp.
75	8.00%, 08/15/2020	86
60	9.75%, 06/12/2016	64
125	10.38%, 07/15/2016	132
	Roche Holdings, Inc.
250	6.00%, 03/01/2019 ■	309
	Savient Pharmaceuticals, Inc.
565	4.75%, 02/01/2018 ۞	153
	Schering-Plough Corp.
1,000	6.50%, 12/01/2033	1,382
	Tenet Healthcare Corp.
170	4.50%, 04/01/2021 ■☼	167
345	4.75%, 06/01/2020 ■	347
315	6.25%, 11/01/2018	346
200	8.88%, 07/01/2019	226
130	10.00%, 05/01/2018	151
	Warner Chilcott plc
296	7.75%, 09/15/2018	320
	Zoetis, Inc.
380	1.88%, 02/01/2018 ■	379
2,735	3.25%, 02/01/2023 ■	2,716
380	4.70%, 02/01/2043 ■	384
		64,850
	Information - 2.7%
	Altice Financing S.A.
315	7.88%, 12/15/2019 ■	338
225	9.88%, 12/15/2020 ■	247
	America Movil S.A.B. de C.V.
620	2.38%, 09/08/2016	641
1,860	3.13%, 07/16/2022	1,848
1,460	4.38%, 07/16/2042	1,431
160	5.00%, 03/30/2020	183
385	6.13%, 03/30/2040	478
	AT&T, Inc.
1,500	3.00%, 02/15/2022	1,520
205	3.88%, 08/15/2021	223
1,490	4.30%, 12/15/2042 ■	1,414
114	4.35%, 06/15/2045 ■	108
475	4.45%, 05/15/2021	535
1,170	5.35%, 09/01/2040	1,282
1,250	5.50%, 02/01/2018	1,469
1,800	6.30%, 01/15/2038	2,198
454	6.50%, 09/01/2037	567
	Audatex North America, Inc.
510	6.75%, 06/15/2018 ■	547
	British Telecommunications plc
1,160	2.00%, 06/22/2015	1,189
	Cellco Partnership - Verizon Wireless Capital LLC
325	8.50%, 11/15/2018	441

11

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Information - 2.7% - (continued)
	CenturyLink, Inc.
$1,300	5.80%, 03/15/2022	$1,360
850	6.45%, 06/15/2021	928
	CenturyTel, Inc.
205	6.00%, 04/01/2017	227
	Cricket Communications, Inc.
515	7.75%, 05/15/2016	542
	CSC Holdings LLC
130	6.75%, 11/15/2021	146
	CSC Holdings, Inc.
355	7.63%, 07/15/2018	414
	Deutsche Telekom International Finance B.V.
710	3.13%, 04/11/2016 ■	747
425	4.88%, 07/08/2014	449
1,130	4.88%, 03/06/2042 ■	1,159
670	8.75%, 06/15/2030	978
	DISH DBS Corp.
315	5.00%, 03/15/2023 ■	311
675	5.88%, 07/15/2022	717
430	6.75%, 06/01/2021	482
885	7.88%, 09/01/2019	1,046
	Emdeon, Inc.
791	11.00%, 12/31/2019	910
	First Data Corp.
260	6.75%, 11/01/2020 ■	267
905	7.38%, 06/15/2019 ■	953
1,096	8.25%, 01/15/2021 ■	1,129
36	8.75%, 01/15/2022 ■Þ	37
	Frontier Communications Co.
309	7.88%, 04/15/2015	345
	GCI, Inc.
95	6.75%, 06/01/2021	92
	Harron Communications L.P.
275	9.13%, 04/01/2020 ■	302
	Hughes Satellite Systems Corp.
1,026	6.50%, 06/15/2019	1,134
	Intelsat Bermuda Ltd.
1,732	11.50%, 02/04/2017 Þ	1,836
	Intelsat Jackson Holdings S.A.
410	6.63%, 12/15/2022 ■	417
620	7.25%, 04/01/2019	665
235	7.50%, 04/01/2021	255
10	8.50%, 11/01/2019	11
	InterActiveCorp
250	4.75%, 12/15/2022 ■	248
	Lawson Software, Inc.
530	9.38%, 04/01/2019	599
	Level 3 Communications, Inc.
80	8.88%, 06/01/2019 ■	87
	Level 3 Escrow, Inc.
466	8.13%, 07/01/2019	508
	Level 3 Financing, Inc.
709	7.00%, 06/01/2020 ■	751
415	8.63%, 07/15/2020	465
	Mediacom LLC
150	7.25%, 02/15/2022	164
420	9.13%, 08/15/2019	466
	MetroPCS Wireless, Inc.
340	6.63%, 11/15/2020	360
540	7.88%, 09/01/2018	585
	Microsoft Corp.
255	0.88%, 11/15/2017	253
	Nara Cable Funding Ltd.
875	8.88%, 12/01/2018 ■	892
	NCR Corp.
430	4.63%, 02/15/2021 ■	431
	NII Capital Corp.
405	7.63%, 04/01/2021	318
85	8.88%, 12/15/2019	71
	Nippon Telegraph & Telephone Corp.
1,505	1.40%, 07/18/2017	1,507
	Oracle Corp.
1,300	5.75%, 04/15/2018	1,574
	Qwest Communications International, Inc.
100	7.13%, 04/01/2018	104
	SBA Communications Corp.
430	5.63%, 10/01/2019 ■	451
	SBA Telecommunications, Inc.
170	5.75%, 07/15/2020 ■	178
	SBA Tower Trust
205	4.25%, 04/15/2015 ■Δ	218
	Softbrands, Inc.
140	11.50%, 07/15/2018	165
	Sprint Nextel Corp.
420	7.00%, 03/01/2020 ■	487
900	9.00%, 11/15/2018 ■	1,114
	Syniverse Holdings, Inc.
1,100	9.13%, 01/15/2019	1,196
	Telecom Italia Capital
900	7.00%, 06/04/2018	1,050
450	7.20%, 07/18/2036	478
300	7.72%, 06/04/2038	337
	Telefonica Emisiones SAU
300	3.99%, 02/16/2016	312
500	5.46%, 02/16/2021	541
375	5.88%, 07/15/2019	416
	Telefonica Europe B.V.
440	8.25%, 09/15/2030	532
	Telefonos de Mexico S.A.B. de C.V.
100	5.50%, 11/15/2019	119
	Telemar Norte Leste S.A.
100	5.50%, 10/23/2020 §	105
	TW Telecom Holdings, Inc.
90	5.38%, 10/01/2022	94
	Unitymedia Hessen GmbH & Co.
935	5.50%, 01/15/2023 ■	954
	UPCB Finance VI Ltd.
470	6.88%, 01/15/2022 ■	511

12

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Information - 2.7% - (continued)
	Verizon Communications, Inc.
$1,200	3.85%, 11/01/2042	$1,098
400	4.60%, 04/01/2021	454
2,000	5.55%, 02/15/2016	2,271
1,125	6.10%, 04/15/2018	1,367
1,150	6.35%, 04/01/2019	1,426
970	6.40%, 02/15/2038	1,232
2,300	6.90%, 04/15/2038	3,082
500	7.35%, 04/01/2039	700
182	8.75%, 11/01/2018	249
	Verizon Global Funding Corp.
310	7.75%, 12/01/2030	444
	Verizon Wireless Capital LLC
800	5.55%, 02/01/2014	837
	Vivendi S.A.
1,335	2.40%, 04/10/2015 ■	1,360
	Vodafone Group plc
2,000	1.25%, 09/26/2017	1,990
	Wind Acquisition Finance S.A.
500	7.25%, 02/15/2018 ■	525
	Windstream Corp.
190	6.38%, 08/01/2023 ■	191
280	7.50%, 06/01/2022	303
480	7.75%, 10/15/2020	522
165	8.13%, 09/01/2018	181
	Zayo Group LLC
755	8.13%, 01/01/2020	842
60	10.13%, 07/01/2020	70
		72,303
	Machinery Manufacturing - 0.1%
	Case New Holland, Inc.
290	7.88%, 12/01/2017	343
	Gibraltar Industries, Inc.
175	6.25%, 02/01/2021 ■	182
	Perusahaan Listrik Negara
200	5.50%, 11/22/2021 ■	223
	Weekley Homes LLC
110	6.00%, 02/01/2023 ■☼	112
	Xerox Corp.
275	4.25%, 02/15/2015	290
1,100	8.25%, 05/15/2014	1,194
		2,344
	Mining - 0.6%
	ALROSA Finance S.A.
415	7.75%, 11/03/2020 §	488
	American Rock Salt Co. LLC
111	8.25%, 05/01/2018 ■	101
	Codelco, Inc.
225	3.00%, 07/17/2022 ■	222
100	3.75%, 11/04/2020 ■	105
115	3.75%, 11/04/2020 §	121
235	3.88%, 11/03/2021 §	248
435	4.25%, 07/17/2042 ■	416
430	4.25%, 07/17/2042 §	412
	Consol Energy, Inc.
25	8.25%, 04/01/2020	27
	Falconbridge Ltd.
75	5.38%, 06/01/2015	82
75	6.00%, 10/15/2015	83
	FMG Resources Pty Ltd.
680	6.00%, 04/01/2017 ■	699
655	7.00%, 11/01/2015 ■	683
350	8.25%, 11/01/2019 ■	375
	Freeport-McMoRan Copper & Gold, Inc.
1,910	3.55%, 03/01/2022	1,861
	Inco Ltd.
30	7.20%, 09/15/2032	36
	Newmont Mining Corp.
1,660	3.50%, 03/15/2022	1,662
	Peabody Energy Corp.
1,555	6.00%, 11/15/2018	1,629
280	7.38%, 11/01/2016	319
	Rio Tinto Finance USA Ltd.
920	2.25%, 09/20/2016	953
100	3.50%, 11/02/2020	106
225	4.13%, 05/20/2021	244
	Southern Copper Corp.
585	7.50%, 07/27/2035	732
	Teck Resources Ltd.
1,015	3.00%, 03/01/2019	1,044
1,300	5.20%, 03/01/2042	1,292
	Vale Overseas Ltd.
500	6.88%, 11/21/2036	588
	Vale S.A.
805	5.63%, 09/11/2042	820
		15,348
	Miscellaneous Manufacturing - 0.6%
	BE Aerospace, Inc.
895	5.25%, 04/01/2022	942
305	6.88%, 10/01/2020	337
	Boeing Co.
1,000	6.13%, 02/15/2033	1,271
	DigitalGlobe, Inc
690	5.25%, 02/01/2021 ■	688
	Hutchison Whampoa International Ltd.
2,800	2.00%, 11/08/2017 ■	2,780
965	3.50%, 01/13/2017 ■	1,017
900	5.75%, 09/11/2019 ■	1,053
	L-3 Communications Corp.
430	3.95%, 11/15/2016	465
	Owens-Brockway Glass Container, Inc.
155	7.38%, 05/15/2016	178
	Reynolds Group Issuer, Inc.
565	5.75%, 10/15/2020	578
270	6.87%, 02/15/2021 Δ	290
690	7.13%, 04/15/2019 Δ	736
	Textron, Inc.
300	6.20%, 03/15/2015	328
	TransDigm Group, Inc.
781	5.50%, 10/15/2020 ■	814
475	7.75%, 12/15/2018	528

13

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Miscellaneous Manufacturing - 0.6% - (continued)
	United Technologies Corp.
$1,925	4.50%, 06/01/2042	$2,068
950	6.13%, 07/15/2038	1,232
		15,305
	Motor Vehicle and Parts Manufacturing - 0.4%
	American Axle & Manufacturing Holdings, Inc.
295	6.63%, 10/15/2022	307
	Daimler Finance NA LLC
5,130	1.25%, 01/11/2016 ■	5,134
1,900	1.65%, 04/10/2015 ■	1,921
	DaimlerChrysler NA Holdings Corp.
100	8.50%, 01/18/2031	154
	Ford Motor Co.
370	7.45%, 07/16/2031	472
	Meritor, Inc.
270	8.13%, 09/15/2015	283
690	10.63%, 03/15/2018	733
	Tenneco, Inc.
240	7.75%, 08/15/2018	262
	TRW Automotive, Inc.
435	7.25%, 03/15/2017 ■	504
		9,770
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Ardagh Packaging Finance plc
410	7.00%, 11/15/2020 ■	413
240	9.13%, 10/15/2020 ■	263
	Rearden G Holdings EINS GmbH
333	7.88%, 03/30/2020 §	366
	Silgan Holdings, Inc.
500	5.00%, 04/01/2020	518
		1,560
	Other Services - 0.1%
	Service Corp. International
960	4.50%, 11/15/2020	973
120	6.75%, 04/01/2016	135
460	7.63%, 10/01/2018	549
	Sonic Automotive, Inc.
590	7.00%, 07/15/2022	651
		2,308
	Paper Manufacturing - 0.1%
	Boise Cascade LLC
625	6.38%, 11/01/2020 ■	653
	Clearwater Paper Corp.
140	4.50%, 02/01/2023 ■	139
20	7.13%, 11/01/2018	22
	Kimberly-Clark Corp.
1,000	6.13%, 08/01/2017	1,212
	Neenah Paper, Inc.
104	7.38%, 11/15/2014	104
	P.H. Glatfelter Co.
250	5.38%, 10/15/2020	261
		2,391
	Petroleum and Coal Products Manufacturing - 3.4%
	Anadarko Petroleum Corp.
170	5.75%, 06/15/2014	180
1,650	5.95%, 09/15/2016	1,892
1,300	6.45%, 09/15/2036	1,557
150	6.95%, 06/15/2019	187
125	7.95%, 06/15/2039	171
	Antero Resources Finance Corp.
1,250	6.00%, 12/01/2020 ■	1,289
190	7.25%, 08/01/2019	206
125	9.38%, 12/01/2017	136
	BG Energy Capital plc
1,800	4.00%, 10/15/2021 ■	1,946
	Canadian Natural Resources Ltd.
600	5.70%, 05/15/2017	703
	Chesapeake Energy Corp.
968	2.50%, 05/15/2037 ۞	931
160	6.63%, 08/15/2020	176
255	6.88%, 11/15/2020	280
	CNOOC Finance 2012 Ltd.
2,466	3.88%, 05/02/2022 ■	2,571
	CNPC HK Overseas Capital Ltd.
1,900	2.75%, 04/19/2017 ■	1,973
315	4.50%, 04/28/2021 ■	346
	ConocoPhillips
2,040	1.05%, 12/15/2017	2,024
1,775	6.50%, 02/01/2039	2,433
250	7.00%, 03/30/2029	328
	Continental Resources, Inc.
680	5.00%, 09/15/2022	724
	Denbury Resources, Inc.
590	4.63%, 07/15/2023 ☼	578
	Devon Energy Corp.
1,400	1.88%, 05/15/2017	1,405
555	4.75%, 05/15/2042	552
260	7.95%, 04/15/2032	366
	Devon Financing Corp.
350	7.88%, 09/30/2031	485
	Empresa Nacional del Petroleo
100	4.75%, 12/06/2021 §	105
	EnCana Corp.
725	5.15%, 11/15/2041	742
1,100	5.90%, 12/01/2017	1,301
	Endeavour International Corp.
370	12.00%, 03/01/2018 ■	395
	Ensco plc
450	4.70%, 03/15/2021	505
	EPE Holding/EP Energy Bond
295	8.13%, 12/15/2017 ■	298
	Everest Acquisition LLC
380	6.88%, 05/01/2019	411
620	9.38%, 05/01/2020	695
	Ferrellgas Partners L.P.
520	6.50%, 05/01/2021	525
	Gaz Capital S.A.
1,217	8.63%, 04/28/2034 §	1,703
	Gazprom Neft OAO via GPN Capital S.A.
3,525	4.38%, 09/19/2022 ■	3,539

14

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Petroleum and Coal Products Manufacturing - 3.4% - (continued)
	Gazprom OAO via Gaz Capital S.A.
$590	6.00%, 01/23/2021 §	$665
	Harvest Operations Corp.
520	6.88%, 10/01/2017	578
	Hess Corp.
1,150	5.60%, 02/15/2041	1,215
500	6.00%, 01/15/2040	553
1,325	7.30%, 08/15/2031	1,642
45	7.88%, 10/01/2029	58
	Hornbeck Offshore Services, Inc.
225	5.88%, 04/01/2020	236
	Kazmunaigaz Finance Sub B.V.
320	11.75%, 01/23/2015 §	375
	Marathong Oil Corp.
3,310	2.80%, 11/01/2022	3,209
	MEG Energy Corp.
315	6.38%, 01/30/2023 ■	328
	Newfield Exploration Co.
501	5.63%, 07/01/2024	539
465	5.75%, 01/30/2022	511
150	7.13%, 05/15/2018	157
	Nexen, Inc.
400	6.40%, 05/15/2037	510
1,450	7.50%, 07/30/2039	2,057
	Pemex Project Funding Master Trust
650	6.63%, 06/15/2038	785
	Petrobras International Finance Co.
780	5.38%, 01/27/2021	855
455	5.75%, 01/20/2020	508
1,344	5.88%, 03/01/2018	1,511
364	6.75%, 01/27/2041	426
144	7.88%, 03/15/2019	177
	Petrohawk Energy Corp.
1,315	6.25%, 06/01/2019	1,498
2,525	7.25%, 08/15/2018	2,844
	Petroleos de Venezuela S.A.
968	8.50%, 11/02/2017 §	949
660	9.75%, 05/17/2035 §	627
743	12.75%, 02/17/2022 §	843
	Petroleos Mexicanos
2,000	5.50%, 06/27/2044 ■	2,055
145	6.50%, 06/02/2041	171
	Phillips 66
1,400	2.95%, 05/01/2017	1,474
	Pioneer Natural Resources Co.
95	5.88%, 07/15/2016	108
260	6.65%, 03/15/2017	305
145	6.88%, 05/01/2018	176
	Plains Exploration & Production Co.
45	6.63%, 05/01/2021	50
126	6.75%, 02/01/2022	142
	PT Pertamina
200	6.50%, 05/27/2041 §	229
	Range Resources Corp.
430	5.75%, 06/01/2021	460
15	6.75%, 08/01/2020	17
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,293	5.83%, 09/30/2016 ■	1,409
	Reliance Holdings USA, Inc.
255	5.40%, 02/14/2022 ■	283
250	5.40%, 02/14/2022 §	277
	Rosetta Resources, Inc.
260	9.50%, 04/15/2018	290
	Rosneft Oil Co.
840	3.15%, 03/06/2017 ■	841
320	4.20%, 03/06/2022 ■	320
	Schlumberger Norge AS
1,395	1.25%, 08/01/2017 ■	1,386
	Seadrill Ltd.
565	5.63%, 09/15/2017 ■	572
	Shelf Drilling Holdings Ltd.
630	8.63%, 11/01/2018 ■	665
	Shell International Finance B.V.
2,400	6.38%, 12/15/2038	3,268
	Sibur Securities Ltd.
260	3.91%, 01/31/2018 ■	260
	Tosco Corp.
500	8.13%, 02/15/2030	734
	Total Capital International S.A.
1,600	1.55%, 06/28/2017	1,612
3,065	2.88%, 02/17/2022	3,134
	Transocean, Inc.
1,100	2.50%, 10/15/2017	1,104
215	4.95%, 11/15/2015	234
1,260	5.05%, 12/15/2016	1,407
400	5.25%, 03/15/2013	402
300	6.00%, 03/15/2018	345
1,100	6.50%, 11/15/2020	1,286
	Valero Energy Corp.
410	4.50%, 02/01/2015	438
310	6.13%, 02/01/2020	372
2,630	6.63%, 06/15/2037	3,110
	Williams Partners L.P.
2,295	3.35%, 08/15/2022	2,279
125	5.25%, 03/15/2020	143
750	6.30%, 04/15/2040	886
		89,558
	Pipeline Transportation - 0.5%
	DCP Midstream LLC
600	4.75%, 09/30/2021 ■	631
250	6.75%, 09/15/2037 ■	284
	El Paso Corp.
370	6.50%, 09/15/2020	414
850	7.00%, 06/15/2017	974
50	7.75%, 01/15/2032	59
	El Paso Natural Gas Co.
70	5.95%, 04/15/2017	81
50	7.25%, 06/01/2018	58
	Energy Transfer Equity L.P.
425	7.50%, 10/15/2020	490
	Enterprise Products Operating LLC
1,300	5.95%, 02/01/2041	1,497
500	6.50%, 01/31/2019	618

15

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Pipeline Transportation - 0.5% - (continued)
	Kinder Morgan Energy Partners L.P.
$4,650	5.00%, 12/15/2013 - 08/15/2042	$4,694
150	6.55%, 09/15/2040	181
90	6.95%, 01/15/2038	113
350	7.30%, 08/15/2033	447
50	7.75%, 03/15/2032	65
100	9.00%, 02/01/2019	133
	Kinder Morgan Finance Co.
110	5.70%, 01/05/2016	121
275	6.00%, 01/15/2018 ■	303
	MarkWest Energy Partners L.P.
175	5.50%, 02/15/2023	185
135	6.25%, 06/15/2022	146
	NGPL Pipeco LLC
65	7.12%, 12/15/2017 ■	71
	Plains All American Pipeline L.P.
980	2.85%, 01/31/2023	955
125	5.75%, 01/15/2020	148
	TransCanada Pipelines Ltd.
45	7.63%, 01/15/2039	66
	Transnet SOC Ltd.
890	4.00%, 07/26/2022 ■	884
200	4.50%, 02/10/2016 §	211
		13,829
	Plastics and Rubber Products Manufacturing - 0.0%
	Continental Rubber of America Corp.
470	4.50%, 09/15/2019 ■	482
	Nortek, Inc.
205	8.50%, 04/15/2021 ■	231
		713
	Primary Metal Manufacturing - 0.3%
	ArcelorMittal
2,475	4.75%, 02/25/2017	2,534
125	9.50%, 02/15/2015	141
	Novelis, Inc.
125	8.38%, 12/15/2017	138
	Precision Castparts Corp.
3,100	1.25%, 01/15/2018	3,083
	Rio Tinto Alcan, Inc.
2,300	1.63%, 08/21/2017	2,305
50	6.13%, 12/15/2033	62
	Samarco Mineracao S.A.
455	4.13%, 11/01/2022 ■	454
		8,717
	Printing and Related Support Activities - 0.0%
	Deluxe Corp.
640	6.00%, 11/15/2020 ■	647
	Quebecor Media, Inc.
335	5.75%, 01/15/2023 ■	351
239	7.75%, 03/15/2016	243
		1,241
	Professional, Scientific and Technical Services - 0.1%
	Electronic Data Systems Corp.
40	7.45%, 10/15/2029	46
	IBM Corp.
750	7.63%, 10/15/2018	992
	Lamar Media Corp.
625	5.00%, 05/01/2023 ■	637
95	5.88%, 02/01/2022	105
	Lender Processing Services, Inc.
330	5.75%, 04/15/2023	350
	SunGard Data Systems, Inc.
365	6.63%, 11/01/2019 ■	377
315	7.38%, 11/15/2018	334
45	7.63%, 11/15/2020	49
		2,890
	Public Administration - 0.1%
	Waste Management, Inc.
1,800	2.60%, 09/01/2016	1,883
325	6.13%, 11/30/2039	401
250	6.38%, 03/11/2015	278
		2,562
	Rail Transportation - 0.3%
	Burlington Northern Santa Fe Corp.
3,340	3.05%, 03/15/2022 - 09/01/2022	3,393
150	5.75%, 05/01/2040	179
	Canadian Pacific Railway Co.
1,450	4.50%, 01/15/2022	1,587
	CSX Corp.
185	4.25%, 06/01/2021	205
1,000	4.75%, 05/30/2042	1,029
	Georgian Railway LLC
240	7.75%, 07/11/2022 ■	281
	Norfolk Southern Corp.
1,900	3.00%, 04/01/2022	1,925
	RZD Capital Ltd.
535	5.70%, 04/05/2022 §	605
		9,204
	Real Estate, Rental and Leasing - 0.9%
	Air Lease Corp.
970	4.50%, 01/15/2016	985
625	5.63%, 04/01/2017	659
	COX Communications, Inc.
700	3.25%, 12/15/2022 ■	701
220	6.45%, 12/01/2036 ■	267
700	8.38%, 03/01/2039 ■	1,040
	Duke Realty L.P.
1,061	3.88%, 10/15/2022	1,081
1,235	4.38%, 06/15/2022	1,310
15	5.95%, 02/15/2017	17
895	6.75%, 03/15/2020	1,087
260	7.38%, 02/15/2015	290
	ERAC USA Finance Co.
65	2.25%, 01/10/2014 ■	66
585	2.75%, 07/01/2013 - 03/15/2017 ■	602
1,370	3.30%, 10/15/2022 ■	1,360
1,000	5.63%, 03/15/2042 ■	1,104
300	6.38%, 10/15/2017 ■	361
125	7.00%, 10/15/2037 ■	158
	H & E Equipment Services, Inc.
700	7.00%, 09/01/2022 ■	765

16

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Real Estate, Rental and Leasing - 0.9% - (continued)
	HDTFS, Inc.
$195	5.88%, 10/15/2020 ■	$207
130	6.25%, 10/15/2022 ■	141
	Hertz Corp.
275	6.75%, 04/15/2019	298
	International Lease Finance Corp.
415	5.65%, 06/01/2014	434
785	5.75%, 05/15/2016	844
3,120	5.88%, 04/01/2019 - 08/15/2022	3,364
510	6.25%, 05/15/2019	564
165	6.75%, 09/01/2016 ■	186
815	7.13%, 09/01/2018 ■	954
380	8.75%, 03/15/2017	447
	ProLogis L.P.
460	4.00%, 01/15/2018	492
175	4.50%, 08/15/2017	192
250	6.13%, 12/01/2016	288
95	6.25%, 03/15/2017	110
400	6.63%, 05/15/2018	481
	Realogy Corp.
673	7.63%, 01/15/2020 ■	764
	Regency Centers L.P.
830	5.25%, 08/01/2015	906
15	5.88%, 06/15/2017	17
	United Rental Financing Escrow Corp.
570	7.38%, 05/15/2020	627
	United Rentals North America, Inc.
65	5.75%, 07/15/2018	70
315	6.13%, 06/15/2023	337
135	7.63%, 04/15/2022	151
	UR Merger Sub Corp.
475	8.38%, 09/15/2020	524
		24,251
	Retail Trade - 1.2%
	99 Cents Only Stores
620	11.00%, 12/15/2019	711
	Affinia Group, Inc.
40	10.75%, 08/15/2016 ■	43
	Amazon.com, Inc.
2,555	2.50%, 11/29/2022	2,452
	AmeriGas Finance LLC
155	7.00%, 05/20/2022	170
	AutoZone, Inc.
1,823	3.70%, 04/15/2022	1,881
700	7.13%, 08/01/2018	872
	Building Materials Corp.
200	6.75%, 05/01/2021 ■	221
	Energy Transfer Partners
3,655	3.60%, 02/01/2023	3,614
660	5.20%, 02/01/2022	737
835	6.13%, 02/15/2017	960
125	6.63%, 10/15/2036	142
1,000	7.50%, 07/01/2038	1,257
746	8.50%, 04/15/2014	809
	GRD Holding III Corp.
630	10.75%, 06/01/2019 ■	655
	Home Depot, Inc.
1,400	5.88%, 12/16/2036	1,790
	JC Penney Corp., Inc.
180	5.65%, 06/01/2020	150
65	6.38%, 10/15/2036	49
85	7.13%, 11/15/2023	72
445	7.40%, 04/01/2037	374
45	7.95%, 04/01/2017	43
	Macy's Retail Holdings, Inc.
20	6.70%, 09/15/2028	23
20	7.00%, 02/15/2028	24
	Michaels Stores, Inc.
440	7.75%, 11/01/2018	481
	PC Merger Sub, Inc.
490	8.88%, 08/01/2020 ■	529
	QVC, Inc.
30	5.13%, 07/02/2022 ■	32
	Sally Holdings LLC
135	5.75%, 06/01/2022	143
225	6.88%, 11/15/2019	248
	Sotheby's
595	5.25%, 10/01/2022 ■	611
	Turlock Corp.
2,800	2.75%, 11/02/2022 ■	2,722
	Wal-Mart Stores, Inc.
600	3.25%, 10/25/2020	643
1,000	5.00%, 10/25/2040	1,159
600	5.25%, 09/01/2035	710
2,000	6.20%, 04/15/2038	2,635
2,800	6.50%, 08/15/2037	3,831
		30,793
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Procter & Gamble Co.
816	1.45%, 08/15/2016	833
1,200	5.55%, 03/05/2037	1,531
	Revlon Consumer Products Corp.
265	9.75%, 11/15/2015	279
		2,643
	Transportation Equipment Manufacturing - 0.0%
	Huntington Ingalls Industries, Inc.
740	6.88%, 03/15/2018	811
106	7.13%, 03/15/2021	117
		928
	Truck Transportation - 0.2%
	Penske Truck Leasing Co.
2,975	2.50%, 07/11/2014 - 03/15/2016 ■	3,025
3,220	2.88%, 07/17/2018 ■	3,198
		6,223
	Utilities - 2.6%
	Abu Dhabi National Energy Co.
385	4.13%, 03/13/2017 §	415
	AES (The) Corp.
160	7.75%, 10/15/2015	179
1,010	8.00%, 10/15/2017	1,166
	AES Panama S.A.
15	6.35%, 12/21/2016 §	16
	American Electric Power Co., Inc.
565	1.65%, 12/15/2017	565

17

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
	Utilities - 2.6% - (continued)
	Calpine Corp.
$576	7.25%, 10/15/2017 ■	$610
198	7.50%, 02/15/2021 ■	215
	Carolina Power & Light Co.
2,060	4.10%, 05/15/2042	2,066
	CenterPoint Energy Resources Corp.
290	4.50%, 01/15/2021	324
	Centrais Eletricas Brasileiras S.A.
1,060	5.75%, 10/27/2021 §	1,143
	Cia Saneamento Basico de Estado de Sao Paulo
243	6.25%, 12/16/2020 §	266
	Commonwealth Edison Co.
720	3.40%, 09/01/2021	768
100	5.80%, 03/15/2018	120
	Connecticut (The) Light & Power Co.
2,575	2.50%, 01/15/2023	2,545
	Consolidated Edison Co. of NY
1,400	4.20%, 03/15/2042	1,437
140	5.70%, 06/15/2040	174
700	5.85%, 04/01/2018	851
	Dolphin Subsidiary II, Inc.
460	7.25%, 10/15/2021	496
	Dominion Resources, Inc.
1,075	1.40%, 09/15/2017	1,072
3,000	1.95%, 08/15/2016	3,093
900	5.15%, 07/15/2015	991
	Duke Energy Corp.
1,000	2.15%, 11/15/2016	1,031
1,350	3.55%, 09/15/2021	1,413
500	5.30%, 10/01/2015	561
	Duke Energy Indiana, Inc.
225	3.75%, 07/15/2020	246
	E.CL S.A.
100	5.63%, 01/15/2021 §	113
	Edison International
1,210	3.75%, 09/15/2017	1,313
	Enel Finance International S.A.
200	3.88%, 10/07/2014 ■	207
	Entergy Corp.
115	3.63%, 09/15/2015	120
	Exelon Generation Co. LLC
325	4.00%, 10/01/2020	337
2,725	4.25%, 06/15/2022 ■	2,807
270	5.20%, 10/01/2019	305
	Florida Power & Light Co.
1,300	4.13%, 02/01/2042	1,329
	Georgia Power Co.
4,550	0.75%, 08/10/2015	4,562
320	4.75%, 09/01/2040	348
	Great Plains Energy, Inc.
181	4.85%, 06/01/2021	196
	Hrvatska Electroprivreda
310	6.00%, 11/09/2017 ■	332
	IPALCO Enterprises, Inc.
30	7.25%, 04/01/2016 ■	34
	Kansas City Power & Light Co.
50	7.15%, 04/01/2019	64
	MidAmerican Energy Holdings Co.
100	5.75%, 04/01/2018	120
500	5.95%, 05/15/2037	614
	National Power Corp.
35	9.63%, 05/15/2028	56
	Nevada Power Co.
450	7.13%, 03/15/2019	571
	NiSource Finance Corp.
1,450	3.85%, 02/15/2023	1,479
1,460	5.25%, 09/15/2017 - 02/15/2043	1,537
140	6.40%, 03/15/2018	167
	Oncor Electric Delivery Co. LLC
700	4.55%, 12/01/2041	704
1,000	5.00%, 09/30/2017	1,132
615	5.25%, 09/30/2040	686
	Pacific Gas & Electric Co.
625	2.45%, 08/15/2022	613
346	3.25%, 09/15/2021	364
75	3.50%, 10/01/2020	81
2,400	6.05%, 03/01/2034	3,042
725	8.25%, 10/15/2018	976
	PacifiCorp
840	4.10%, 02/01/2042	852
1,000	5.50%, 01/15/2019	1,202
250	6.25%, 10/15/2037	332
	Pepco Holdings, Inc.
230	2.70%, 10/01/2015	239
	Progress Energy, Inc.
345	3.15%, 04/01/2022	345
500	5.63%, 01/15/2016	563
3,051	7.05%, 03/15/2019	3,841
540	7.75%, 03/01/2031	730
	PSEG Power LLC
850	2.75%, 09/15/2016	887
975	8.63%, 04/15/2031	1,395
	Public Service Co. of Colorado
1,930	3.60%, 09/15/2042	1,815
	San Diego Gas & Electric Co.
285	4.50%, 08/15/2040	313
	Scana Corp.
500	4.75%, 05/15/2021	541
	Sierra Pacific Power Co.
100	6.00%, 05/15/2016	115
	Southern California Edison Co.
925	4.50%, 09/01/2040	999
500	6.00%, 01/15/2034	640
	Southern Co.
300	2.38%, 09/15/2015	312
	Tampa Electric Co.
2,095	2.60%, 09/15/2022	2,080
	Texas Competitive Electric Co.
820	11.50%, 10/01/2020 ■	648
	Union Electric Co.
145	6.40%, 06/15/2017	175

18

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 42.1% - (continued)
		Utilities - 2.6% - (continued)
		Virginia Electric & Power Co.
	$2,450	1.20%, 01/15/2018	$2,442
	545	2.95%, 01/15/2022	566
	325	3.45%, 09/01/2022	350
	905	4.00%, 01/15/2043	906
	200	6.35%, 11/30/2037	269
			68,529
		Water Transportation - 0.0%
		ACL I Corp.
	680	10.63%, 02/15/2016 Þ	657
		Marquette Transport Co.
	225	10.88%, 01/15/2017	239
		Royal Caribbean Cruises Ltd.
	120	5.25%, 11/15/2022	127
			1,023
		Wholesale Trade - 0.3%
		Controladora Mabe S.A. de C.V.
	705	7.88%, 10/28/2019 §	828
		HD Supply, Inc.
	220	8.13%, 04/15/2019 ■	249
		Heineken N.V.
	1,770	1.40%, 10/01/2017 ■	1,756
		International Paper Co.
	500	7.30%, 11/15/2039	650
		Interpublic (The) Group of Co., Inc.
	120	6.25%, 11/15/2014	129
		J.M. Huber Corp.
	270	9.88%, 11/01/2019 ■	302
		SABMiller Holdings, Inc.
	1,500	2.45%, 01/15/2017 ■	1,551
	1,475	3.75%, 01/15/2022 ■	1,567
			7,032
		Total corporate bonds
		(cost $1,078,260)	$1,112,861

FOREIGN GOVERNMENT OBLIGATIONS - 4.3%
		Argentina - 0.1%
		Argentina (Republic of)
	$3,060	2.50%, 12/31/2038	$1,017
EUR	81	7.82%, 12/31/2033	64
	1,620	8.28%, 12/31/2033	997
	260	8.75%, 06/02/2017	206
			$2,284
		Bolivia - 0.0%
		Bolivia (Government of)
	215	4.88%, 10/29/2022 ■	213

		Brazil - 0.2%
		Brazil (Republic of)
	1,654	5.63%, 01/07/2041	1,999
	165	6.00%, 01/17/2017	193
BRL	714	6.00%, 05/15/2015 ◄	389
	1,716	7.13%, 01/20/2037	2,458
	852	8.25%, 01/20/2034	1,348
	15	12.25%, 03/06/2030	30
			6,417
		Chile - 0.1%
		Chile (Republic of)
	320	2.25%, 10/30/2022	308
	170	3.25%, 09/14/2021	181
	980	3.88%, 08/05/2020	1,085
			1,574
		Colombia - 0.2%
		Colombia (Republic of)
	340	4.38%, 07/12/2021	381
	860	6.13%, 01/18/2041	1,101
	1,785	7.38%, 01/27/2017 - 03/18/2019	2,264
COP	1,450,000	7.75%, 04/14/2021	1,020
COP	10,000	9.85%, 06/28/2027	9
	85	10.38%, 01/28/2033	149
	535	11.75%, 02/25/2020	843
COP	108,000	12.00%, 10/22/2015	73
			5,840
		Costa Rica - 0.0%
		Costa Rica (Republic of)
	680	4.25%, 01/26/2023 ■	697

		Croatia - 0.1%
		Croatia (Republic of)
	460	6.25%, 04/27/2017 ■	506
	375	6.25%, 04/27/2017 §	412
	460	6.38%, 03/24/2021 §	520
			1,438
		El Salvador - 0.0%
		El Salvador (Republic of)
	360	5.88%, 01/30/2025 ■	381
	175	7.63%, 02/01/2041 §	206
	80	7.65%, 06/15/2035 §	94
	10	8.25%, 04/10/2032 §	13
			694
		Guatemala (Republic of) - 0.0%
		Guatemala (Republic of)
	240	5.75%, 06/06/2022 ■	274
	200	5.75%, 06/06/2022 §	229
			503
		Hungary - 0.1%
		Hungary (Republic of)
EUR	280	3.88%, 02/24/2020	359
EUR	505	4.38%, 07/04/2017	682
EUR	550	5.75%, 06/11/2018 §	782
EUR	366	6.00%, 01/11/2019 §	525
	750	7.63%, 03/29/2041	875
			3,223
		Iceland - 0.0%
		Iceland (Republic of)
	425	4.88%, 06/16/2016 §	454
	226	5.88%, 05/11/2022 ■	256
			710

19

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 4.3% - (continued)
		Indonesia - 0.4%
		Indonesia (Republic of)
	$270	5.25%, 01/17/2042 §	$299
	1,000	5.88%, 03/13/2020 §	1,190
	370	6.63%, 02/17/2037 §	471
	265	6.75%, 03/10/2014 §	280
	2,000	6.88%, 03/09/2017 - 01/17/2018 §	2,374
	780	7.25%, 04/20/2015 §	868
	2,070	7.50%, 01/15/2016 §	2,388
	720	7.75%, 01/17/2038 §	1,035
	360	10.38%, 05/04/2014 §	398
	105	11.63%, 03/04/2019 §	156
			9,459
		Ivory Coast - 0.1%
		Ivory Coast (Republic of)
	1,110	7.10%, 12/31/2032 §	1,060
	100	7.21%, 12/31/2032 ■	95
			1,155
		Korea (Republic of) - 0.0%
		Korea (Republic of)
	220	7.13%, 04/16/2019	284

		Latvia - 0.1%
		Latvia (Republic of)
	1,095	2.75%, 01/12/2020 ■	1,070
	385	5.25%, 02/22/2017 ■	426
	200	5.25%, 02/22/2017 §	222
			1,718
		Mexico - 0.6%
		Mexican Bonos
MXN	9,692	8.00%, 12/17/2015	832
		Mexican Bonos De Desarrollo
MXN	12,322	7.25%, 12/15/2016	1,057
		United Mexican States
	6,214	4.75%, 03/08/2044	6,534
	200	5.13%, 01/15/2020	234
	1,260	5.63%, 01/15/2017	1,464
	2,070	5.75%, 10/12/2110	2,313
	230	5.88%, 01/15/2014	240
	1,670	6.05%, 01/11/2040	2,092
	804	6.63%, 03/03/2015	893
	235	6.75%, 09/27/2034	318
	191	7.50%, 04/08/2033	281
			16,258
		Morocco Government - 0.0%
		Morocco (Kingdom of)
	330	4.25%, 12/11/2022 ■	337
	355	5.50%, 12/11/2042 ■	363
			700
		Panama - 0.1%
		Panama (Republic of)
	433	7.25%, 03/15/2015	484
	345	8.88%, 09/30/2027	534
	120	9.38%, 04/01/2029	196
			1,214
		Peru - 0.1%
		Peru (Republic of)
	455	6.55%, 03/14/2037	620
	505	7.13%, 03/30/2019	647
	220	7.35%, 07/21/2025	310
	905	8.38%, 05/03/2016	1,097
	354	8.75%, 11/21/2033	589
	25	9.88%, 02/06/2015	29
		Peru Bono Soberano
PEN	75	7.84%, 08/12/2020	36
			3,328
		Philippines - 0.2%
		Philippines (Republic of)
	755	6.38%, 01/15/2032	981
	1,185	7.75%, 01/14/2031	1,724
	875	9.38%, 01/18/2017	1,145
	345	9.50%, 02/02/2030	570
	100	9.88%, 01/15/2019	142
	630	10.63%, 03/16/2025	1,071
			5,633
		Poland - 0.0%
		Poland (Republic of)
	200	6.38%, 07/15/2019	248

		Qatar (State of) - 0.1%
		Qatar (State of)
	925	3.13%, 01/20/2017 §	973
	160	5.25%, 01/20/2020 §	189
			1,162
		Romania Government - 0.0%
		Romania (Republic of)
EUR	510	4.88%, 11/07/2019 §	730

		Russia - 0.4%
		Russian Federation
	800	3.25%, 04/04/2017 §	848
	200	3.63%, 04/29/2015 ■	210
	400	3.63%, 04/29/2015 §	420
	800	4.50%, 04/04/2022 §	884
	2,500	5.00%, 04/29/2020 §	2,847
	400	5.63%, 04/04/2042 §	469
	3,887	7.50%, 03/31/2030 §	4,858
	194	12.75%, 06/24/2028 §	382
			10,918
		Slovakia (Slovak Republic) - 0.0%
		Slovak (Republic of)
	535	4.38%, 05/21/2022 ■	571

		Slovenia - 0.0%
		Slovenia (Republic of)
	800	5.50%, 10/26/2022 §	829

20

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 4.3% - (continued)
		South Africa - 0.1%
		South Africa (Republic of)
	$340	4.67%, 01/17/2024	$367
	680	6.25%, 03/08/2041	837
	100	6.88%, 05/27/2019	123
ZAR	4,045	8.75%, 02/28/2048	471
			1,798
		Sri Lanka - 0.0%
		Sri Lanka (Republic of)
	320	5.88%, 07/25/2022 ■	338

		Turkey - 0.7%
		Turkey (Republic of)
	2,580	3.25%, 03/23/2023	2,476
	270	5.13%, 03/25/2022	304
	870	6.00%, 01/14/2041	1,035
	2,580	6.75%, 04/03/2018	3,077
	519	6.88%, 03/17/2036	672
	1,790	7.00%, 09/26/2016	2,083
	2,175	7.25%, 03/15/2015	2,419
	1,950	7.38%, 02/05/2025	2,566
	2,230	7.50%, 07/14/2017	2,695
	550	8.00%, 02/14/2034	796
			18,123
		Ukraine - 0.1%
		Ukraine (Government of)
	350	6.25%, 06/17/2016 ■	350
	200	6.25%, 06/17/2016 §	200
	410	6.58%, 11/21/2016 §	414
	260	6.75%, 11/14/2017 §	262
	105	6.88%, 09/23/2015 §	106
	595	7.80%, 11/28/2022 ■	616
	220	9.25%, 07/24/2017 ■	239
			2,187
		United Arab Emirates - 0.0%
		Emirate of Abu Dhabi
	200	6.75%, 04/08/2019 §	255

		Uruguay - 0.0%
		Uruguay (Republic of)
	214	7.63%, 03/21/2036	315
	267	7.88%, 01/15/2033	394
			709
		Venezuela - 0.5%
		Venezuela (Republic of)
	740	5.75%, 02/26/2016 §	716
	328	8.25%, 10/13/2024 §	309
	2,103	9.00%, 05/07/2023 §	2,087
	1,355	9.25%, 09/15/2027	1,379
	4,215	11.75%, 10/21/2026 §	4,778
	2,590	11.95%, 08/05/2031 §	2,972
	1,333	12.75%, 08/23/2022 §	1,600
			13,841
		Total foreign government obligations
		(cost $112,698)	$115,051

MUNICIPAL BONDS - 0.4%
		Airport Revenues - 0.0%
		New York & New Jersey PA,
	15	4.93%, 10/01/2051	16

		General Obligations - 0.3%
		California State GO,
	725	7.30%, 10/01/2039	1,020
	230	7.60%, 11/01/2040	341
	550	7.63%, 03/01/2040	807
		California State GO, Taxable,
	2,570	7.55%, 04/01/2039	3,765
		Illinois State GO,
	155	5.10%, 06/01/2033	152
	585	5.67%, 03/01/2018	662
			6,747
		Miscellaneous - 0.0%
		California State Public Works Board Lease Rev,
	50	8.36%, 10/01/2034	67

		Transportation - 0.1%
		New Jersey State Turnpike Auth,
	250	7.10%, 01/01/2041	350
		New Jersey State Turnpike Auth, Taxable,
	50	7.41%, 01/01/2040	73
		New York & New Jersey PA,
	2,500	4.46%, 10/01/2062	2,444
	350	5.86%, 12/01/2024	451
		North Texas Tollway Auth Rev,
	455	6.72%, 01/01/2049	608
			3,926
		Total municipal bonds
		(cost $9,521)	$10,756

SENIOR FLOATING RATE INTERESTS♦ - 0.1%
		Arts, Entertainment and Recreation - 0.0%
		Kabel Deutschland GmbH
	$295	4.25%, 02/01/2019	$296

		Finance and Insurance - 0.0%
		Asurion Corp., Term Loan
	325	5.50%, 05/24/2018	328

		Health Care and Social Assistance - 0.0%
		Hologic, Inc.
	125	4.50%, 08/01/2019	126

		Information - 0.0%
		Alcatel-Lucent
	355	06/29/2016 - 01/24/2019 ◊☼	359
			359
		Mining - 0.0%
		Arch Coal, Inc.
	408	5.75%, 05/16/2018	418

21

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 0.1% - (continued)
	Utilities - 0.1%
	Texas Competitive Electric Holdings Co. LLC
$1,949	4.74%, 10/10/2017		$1,286

	Total senior floating rate interests
	(cost $2,853)		$2,813

U.S. GOVERNMENT SECURITIES - 1.7%
U.S. Treasury Securities - 1.7%
	U.S. Treasury Bonds - 0.3%
$5,800	4.50%, 02/15/2036 ╦‡		$7,343

	U.S. Treasury Notes - 1.4%
26,750	0.13%, 04/15/2016 - 04/15/2017 ◄		29,389
7,000	2.63%, 01/31/2018		7,599
			36,988
			44,331
	Total U.S. government securities
	(cost $44,595)		$44,331

	Total long-term investments
	(cost $2,362,009)		$2,539,168

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $8,817, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $8,993)
$8,817	0.16%, 01/31/2013		$8,817
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in
the amount of $6,562, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $6,693)
6,562	0.16%, 01/31/2013		6,562
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $3,941, collateralized by U.S. Treasury Note 0.25%, 2015, value of $4,020)
3,941	0.13%, 01/31/2013		3,941
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $8,796, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $8,972)
8,796	0.13%, 01/31/2013		8,796
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $6,020, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $6,140)
6,020	0.17%, 01/31/2013		6,020
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $14,713, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $15,008)
14,713	0.13%, 01/31/2013		14,713
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $10,350, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $10,557)
10,350	0.15%, 01/31/2013		10,350
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $168, collateralized by U.S. Treasury Note 0.63%, 2017, value of $172)
168	0.12%, 01/31/2013		168
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 02/01/2013 in
the amount of $1,495, collateralized by
FHLMC 3.00% - 4.00%, 2026 - 2042,
FNMA 2.50% - 5.00%, 2027 - 2042,
	value of $1,525)
1,495	0.15%, 01/31/2013		1,495
			60,862
U.S. Treasury Bills - 0.4%
10,000	0.13%, 01/09/2014 ○		$9,987

	Total short-term investments
	(cost $70,849)		$70,849

	Total investments
	(cost $2,432,858) ▲	98.7%	$2,610,017
	Other assets and liabilities	1.3%	34,429
	Total net assets	100.0%	$2,644,446

22

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $2,433,942 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$187,800
Unrealized Depreciation	(11,725)
Net Unrealized Appreciation	$176,075

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $207,810, which represents 7.9% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $60,170, which represents 2.3% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,068 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. Securities valued at $1,158, held on behalf of the Fund at the custody bank, were received from broker(s) as collateral in connection with swap contracts.

Þ	This security may pay interest in additional principal instead of cash.

23

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 30-Year Bond Future	164	03/19/2013	$24,105	$23,529	$(576)

Short position contracts:
U.S. Treasury 10-Year Note Future	273	03/19/2013	$36,425	$35,840	$585
U.S. Treasury 5-Year Note Future	24	03/28/2013	2,990	2,970	20
U.S. Treasury CME Ultra Long Term Bond Future	106	03/19/2013	17,514	16,592	922
					$1,527
					$951

* The number of contracts does not omit 000's.

Cash of $587 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2013.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BRL	Buy	03/04/2013	MSC	$274	$288	$14
BRL	Sell	03/04/2013	JPM	285	285	–
CAD	Buy	02/05/2013	DEUT	104	104	–
CLP	Buy	03/20/2013	CBK	173	175	2
CLP	Buy	03/20/2013	UBS	173	175	2
COP	Buy	03/20/2013	UBS	370	374	4
COP	Sell	03/20/2013	CBK	801	814	(13)
COP	Sell	03/20/2013	UBS	314	314	–
EUR	Sell	03/20/2013	BCLY	2,394	2,477	(83)
EUR	Sell	03/20/2013	JPM	318	331	(13)
EUR	Sell	03/20/2013	UBS	280	291	(11)
ILS	Buy	03/20/2013	BOA	355	359	4
INR	Buy	03/14/2013	CSFB	340	349	9
INR	Buy	03/14/2013	UBS	362	376	14
MXN	Buy	03/20/2013	BOA	221	222	1
MXN	Buy	03/20/2013	RBC	604	608	4
MXN	Sell	03/20/2013	BNP	299	299	–
MXN	Sell	03/20/2013	JPM	1,335	1,342	(7)
MXN	Sell	03/20/2013	RBC	299	299	–
MYR	Buy	03/21/2013	CBK	81	80	(1)
MYR	Buy	03/21/2013	DEUT	269	265	(4)
NGN	Buy	12/09/2013	CBK	622	624	2
PEN	Sell	03/20/2013	CBK	33	33	–
PHP	Buy	03/20/2013	BCLY	357	359	2
PHP	Buy	03/20/2013	UBS	351	353	2
PHP	Sell	03/20/2013	CSFB	160	160	–
PHP	Sell	03/20/2013	DEUT	160	160	–
RUB	Buy	03/13/2013	GSC	342	351	9
RUB	Buy	03/13/2013	JPM	363	374	11
RUB	Sell	03/13/2013	JPM	334	335	(1)
TRY	Buy	03/20/2013	JPM	345	351	6
ZAR	Sell	03/20/2013	BOA	320	311	9
ZAR	Sell	03/20/2013	JPM	179	174	5
						$(33)

24

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AAA.06	BCLY	$718	(0.18)%	07/25/45	$66	$23	$(43)

Sell protection:
CDX.NA.HY.19	BCLY	$35,500	5.00%	12/20/17	$522	$838	$316
CDX.NA.HY.19	BOA	3,555	5.00%	12/20/17	87	84	(3)
Total					$609	$922	$313
Total traded indices					$675	$945	$270

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	EURO
ILS	Israeli New Shekel
INR	Indian Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian New Sol
PHP	Philippine Peso
RUB	New Ruble
TRY	Turkish New Lira
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.NA.HY	Credit Derivatives North American High Yield

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

25

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality

as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.3%
Aa / AA	2.0
A	12.7
Baa / BBB	23.3
Ba / BB	4.8
B	3.3
Caa / CCC or Lower	1.8
Unrated	0.3
U.S. Government Agencies and Securities	2.1
Non-Debt Securities and Other Short-Term Instruments	48.1
Other Assets & Liabilities	1.3
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

26

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$103,622	$103,622	$–	$–
Capital Goods	144,534	137,555	6,979	–
Commercial and Professional Services	9,549	9,549	–	–
Consumer Durables and Apparel	13,312	13,312	–	–
Consumer Services	7,552	7,552	–	–
Diversified Financials	80,354	80,354	–	–
Energy	157,515	115,346	42,169	–
Food and Staples Retailing	15,152	15,152	–	–
Food, Beverage and Tobacco	107,269	93,270	13,999	–
Household and Personal Products	29,515	29,515	–	–
Insurance	67,600	58,434	9,166	–
Materials	48,980	48,980	–	–
Media	24,112	10,494	13,618	–
Pharmaceuticals, Biotechnology and Life Sciences	160,112	138,015	22,097	–
Semiconductors and Semiconductor Equipment	75,779	75,779	–	–
Software and Services	20,960	20,960	–	–
Technology Hardware and Equipment	16,414	16,414	–	–
Telecommunication Services	42,290	42,290	–	–
Transportation	14,669	14,669	–	–
Utilities	70,444	55,515	14,929	–
Total	1,209,734	1,086,777	122,957	–
Asset & Commercial Mortgage Backed Securities	41,160	–	31,555	9,605
Corporate Bonds	1,112,861	–	1,110,282	2,579
Foreign Government Obligations	115,051	–	115,051	–
Municipal Bonds	10,756	–	10,756	–
Preferred Stocks	2,462	2,462	–	–
Senior Floating Rate Interests	2,813	–	2,813	–
U.S. Government Securities	44,331	15,001	29,330	–
Short-Term Investments	70,849	–	70,849	–
Total	$2,610,017	$1,104,240	$1,493,593	$12,184
Credit Default Swaps*	316	–	316	–
Foreign Currency Contracts*	100	–	100	–
Futures*	1,527	1,527	–	–
Total	$1,943	$1,527	$416	$–
Liabilities:
Credit Default Swaps*	46	–	46	–
Foreign Currency Contracts*	133	–	133	–
Futures*	576	576	–	–
Total	$755	$576	$179	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

27

The Hartford Balanced Income Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$8,740	$657	$364	†	$296	$3,148	$(2,723)	$—	$(877)	$9,605
Corporate Bonds and Foreign Government Obligations	3,056	—	18	‡	—	670	—	—	(1,165)	2,579
Total	$11,796	$657	$382		$296	$3,818	$(2,723)	$—	$(2,042)	$12,184

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $555.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $18.

28

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles and Components - 8.6%
40,020	Ford Motor Co.	$518,257
13,429	Goodyear (The) Tire & Rubber Co. ●	184,785
500	Hyundai Motor Co., Ltd.	94,065
744	Tesla Motors, Inc. ●	27,915
3,962	TRW Automotive Holdings Corp. ●	228,307
		1,053,329
	Banks - 0.3%
1,061	Hana Financial Holdings	38,006

	Capital Goods - 6.2%
18,524	Itochu Corp.	209,501
4,278	KBR, Inc.	133,554
3,378	Pentair Ltd.	171,192
4,692	Rolls-Royce Holdings plc	70,447
2,864	Safran S.A.	131,514
312	TransDigm Group, Inc.	42,292
		758,500
	Consumer Services - 3.0%
–	Diamond Resorts LLC ⌂†	98,613
3,383	Dunkin' Brands Group, Inc.	123,519
2,545	Wyndham Worldwide Corp.	141,995
		364,127
	Diversified Financials - 6.7%
8,294	Bank of America Corp.	93,893
4,433	Citigroup, Inc.	186,909
22,214	Haitong Securities Co ●	37,923
935	IntercontinentalExchange, Inc. ●	129,662
7,903	JP Morgan Chase & Co.	371,836
		820,223
	Energy - 9.4%
8,556	BG Group plc	151,858
3,247	BP plc ADR	144,534
7,413	Chesapeake Energy Corp.	149,597
2,024	Cobalt International Energy, Inc. ●	49,003
3,593	Ensco plc	228,391
954	Imperial Oil Ltd.	41,911
16,391	JX Holdings, Inc.	96,704
3,696	Tesoro Corp.	179,948
2,489	Valero Energy Corp.	108,843
		1,150,789
	Food and Staples Retailing - 4.3%
5,137	CVS Caremark Corp.	263,015
9,340	Kroger (The) Co.	258,704
		521,719
	Food, Beverage and Tobacco - 0.4%
788	Constellation Brands, Inc. Class A ●	25,497
5,179	Marfig Frigorificos E Comer ●	26,658
		52,155
	Health Care Equipment and Services - 2.5%
7,617	Boston Scientific Corp. ●	56,902
1,793	Covidien plc	111,782
5,521	Hologic, Inc. ●	131,616
		300,300
	Insurance - 5.1%
2,760	Aflac, Inc. ‡	146,471
8,000	AIA Group Ltd.	31,825
11,119	American International Group, Inc. ●	420,643
1,049	Fidelity National Financial, Inc.	26,327
		625,266
	Materials - 3.6%
897	Akzo Nobel N.V.	61,370
7,321	AuRico Gold, Inc. ●	51,614
14,000	Glencore International plc	87,393
3,437	International Paper Co.	142,344
17,285	Mitsui Chemicals, Inc.	40,992
20,000	PTT Chemical Public Co., Ltd. ●	53,654
		437,367
	Media - 1.5%
1,866	Gannett Co., Inc.	36,632
25	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	–
2,840	Time Warner, Inc.	143,482
		180,114
	Pharmaceuticals, Biotechnology and Life Sciences - 6.7%
11,186	Excel Medical Fund L.P. ⌂●†Ђ	8,567
9,988	Gilead Sciences, Inc. ●	394,034
2,478	Shionogi & Co., Ltd.	44,282
9,588	Teva Pharmaceutical Industries Ltd. ADR	364,247
331	Zoetis, Inc. ●☼	8,601
		819,731
	Retailing - 8.9%
463	AutoZone, Inc. ●	171,134
10,000	Best Buy Co., Inc.	162,606
36,752	Buck Holdings L.P. ⌂●†	27,528
1,357	Family Dollar Stores, Inc.	76,963
7,703	J.C. Penney Co., Inc.	156,610
4,880	Liberty Media - Interactive A ●	103,757
701	Lowe's Co., Inc.	26,756
166	Priceline.com, Inc. ●	113,994
11,368	Staples, Inc.	153,238
2,079	TJX Cos., Inc.	93,907
		1,086,493
	Semiconductors and Semiconductor Equipment - 1.9%
1,732	ASML Holding N.V.	130,086
910	First Solar, Inc. ●	25,651
4,309	Teradyne, Inc. ●	69,637
		225,374
	Software and Services - 9.4%
1,077	Akamai Technologies, Inc. ●	43,853
3,997	Amadeus IT Holding S.A. Class A	100,166
2,960	Facebook, Inc. ●	91,667
7,144	Genpact Ltd.	119,660
260	Google, Inc. ●	196,706
7,531	Microsoft Corp.	206,882
8,480	Oracle Corp.	301,125
4,381	Yahoo!, Inc. ●	85,989
		1,146,048
	Technology Hardware and Equipment - 6.2%
624	Apple, Inc.	284,250
17,674	Cisco Systems, Inc.	363,546
3,661	Hon Hai Precision Industry Co., Ltd.	10,482
1,963	SanDisk Corp. ●	98,136
		756,414

1

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Telecommunication Services - 1.1%
7,834	Portugal Telecom SGPS S.A.		$45,736
3,858	Vivendi S.A.		82,620
			128,356
	Transportation - 12.4%
54,126	AirAsia Berhad		48,377
21,989	Delta Air Lines, Inc. ●		305,430
1,730	FedEx Corp.		175,458
18,865	Hertz Global Holdings, Inc. ●		344,855
16,540	JetBlue Airways Corp. ●		96,095
931	Kansas City Southern		86,678
487	Union Pacific Corp.		64,008
16,092	United Continental Holdings, Inc. ●		388,616
			1,509,517
	Total common stocks
	(cost $10,507,628)		$11,973,828

CORPORATE BONDS - 0.2%
	Finance and Insurance - 0.2%
	MBIA Insurance Co.
$95,840	11.56%, 01/15/2033 ■Δ		$24,439

	Total corporate bonds
	(cost $95,225)		$24,439

	Total long-term investments
	(cost $10,602,853)		$11,998,267

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $48,223, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $49,188)
$48,223	0.16%, 01/31/2013		$48,223

Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in
the amount of $35,891, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
GNMA 3.50%, 2042, value of $36,609)

35,891	0.16%, 01/31/2013		35,891
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $21,554, collateralized by U.S. Treasury Note 0.25%, 2015, value of $21,985)
21,554	0.13%, 01/31/2013		21,554
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $48,111, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $49,073)
48,111	0.13%, 01/31/2013		48,111
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $32,924, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $33,582)
32,924	0.17%, 01/31/2013		32,924
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $80,474, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $82,084)
80,474	0.13%, 01/31/2013		80,474
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $56,611, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $57,743)
56,610	0.15%, 01/31/2013		56,610
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $916, collateralized by U.S. Treasury Note 0.63%, 2017, value of $938)
916	0.12%, 01/31/2013		916

UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 02/01/2013 in
the amount of $8,179, collateralized by
FHLMC 3.00% - 4.00%, 2026 - 2042,
FNMA 2.50% - 5.00%, 2027 - 2042,
value of $8,342)

8,179	0.15%, 01/31/2013		8,179
			332,882
	Total short-term investments
	(cost $332,882)		$332,882

	Total investments
	(cost $10,935,735) ▲	101.1%	$12,331,149
	Other assets and liabilities	(1.1)%	(130,343)
	Total net assets	100.0%	$12,200,806

2

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $10,856,130 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,925,281
Unrealized Depreciation	(450,262)
Net Unrealized Appreciation	$1,475,019

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $134,708, which represents 1.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

Ђ	As of January 31, 2013, the Fund has future commitments to purchase an additional $3,936.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $24,439, which represents 0.2% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value and percentage of net assets of these securities rounds to zero.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $8,601 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	36,752	Buck Holdings L.P.	$6,508
07/2011	–	Diamond Resorts LLC	89,870
07/2010 - 08/2012	11,186	Excel Medical Fund L.P.	11,068
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 - Reg D	23,636

At January 31, 2013, the aggregate value of these securities was $134,708, which represents 1.1% of total net assets.

3

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Buy	02/01/2013	BOA	$2,344	$2,325	$(19)
JPY	Buy	02/05/2013	JPM	2,743	2,726	(17)
JPY	Buy	02/04/2013	MSC	1,684	1,678	(6)
JPY	Sell	12/12/2013	BCLY	150,840	142,656	8,184
JPY	Sell	12/12/2013	CSFB	73,636	69,765	3,871
JPY	Sell	12/12/2013	DEUT	113,999	102,542	11,457
JPY	Sell	12/12/2013	GSC	73,690	69,765	3,925
JPY	Sell	12/12/2013	MSC	113,920	102,542	11,378
MYR	Sell	02/04/2013	JPM	933	935	(2)
						$38,771

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
JPY	Japanese Yen
MYR	Malaysian Ringgit

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

4

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,053,329	$959,264	$94,065	$–
Banks	38,006	–	38,006	–
Capital Goods	758,500	347,038	411,462	–
Consumer Services	364,127	265,514	–	98,613
Diversified Financials	820,223	820,223	–	–
Energy	1,150,789	902,227	248,562	–
Food and Staples Retailing	521,719	521,719	–	–
Food, Beverage and Tobacco	52,155	52,155	–	–
Health Care Equipment and Services	300,300	300,300	–	–
Insurance	625,266	593,441	31,825	–
Materials	437,367	193,958	243,409	–
Media	180,114	180,114	–	–
Pharmaceuticals, Biotechnology and Life Sciences	819,731	766,882	44,282	8,567
Retailing	1,086,493	1,058,965	–	27,528
Semiconductors and Semiconductor Equipment	225,374	225,374	–	–
Software and Services	1,146,048	1,045,882	100,166	–
Technology Hardware and Equipment	756,414	745,932	10,482	–
Telecommunication Services	128,356	–	128,356	–
Transportation	1,509,517	1,461,140	48,377	–
Total	11,973,828	10,440,128	1,398,992	134,708
Corporate Bonds	24,439	–	24,439	–
Short-Term Investments	332,882	–	332,882	–
Total	$12,331,149	$10,440,128	$1,756,313	$134,708
Foreign Currency Contracts*	38,815	–	38,815	–
Total	$38,815	$–	$38,815	$–
Liabilities:
Foreign Currency Contracts*	44	–	44	–
Total	$44	$–	$44	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$146,489	$(105,534)	$101,159	†	$—	$—	$(7,406)	$—	$—	$134,708
Total	$146,489	$(105,534)	$101,159		$—	$—	$(7,406)	$—	$—	$134,708

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(10,329).

5

The Hartford Capital Appreciation II Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8%
	Automobiles and Components - 2.3%
77	Dana Holding Corp.	$1,245
503	Ford Motor Co.	6,515
18	General Motors Co. ●	511
193	Goodyear (The) Tire & Rubber Co. ●	2,658
40	Harley-Davidson, Inc.	2,081
15	Hyundai Motor Co., Ltd.	2,786
162	Modine Manufacturing Co. ●	1,373
24	Renault S.A.	1,423
192	Stoneridge, Inc. ●	1,199
		19,791
	Banks - 3.2%
125	Banco Bilbao Vizcaya Argentaria S.A.	1,238
27	Flagstar Bancorp, Inc. ●	429
48	Hana Financial Holdings	1,724
890	Intesa Sanpaolo	1,814
148	Mitsubishi UFJ Financial Group, Inc.	842
37	Ocwen Financial Corp. ●	1,440
156	PNC Financial Services Group, Inc.	9,652
282	Wells Fargo & Co.	9,807
		26,946
	Capital Goods - 7.1%
17	3M Co.	1,754
67	AGCO Corp. ●	3,572
47	AMETEK, Inc.	1,935
32	Assa Abloy Ab	1,184
49	Belden, Inc.	2,374
22	Boeing Co.	1,603
121	DigitalGlobe, Inc. ●	3,387
15	Dover Corp.	1,003
24	Eaton Corp. plc	1,392
12	Flowserve Corp.	1,913
74	General Cable Corp. ●	2,475
33	Illinois Tool Works, Inc.	2,061
207	Itochu Corp.	2,346
24	Joy Global, Inc.	1,535
149	KBR, Inc.	4,655
11	L-3 Communications Holdings, Inc.	858
28	Lockheed Martin Corp.	2,462
50	Masco Corp.	914
46	MasTec, Inc. ●	1,291
142	Meritor, Inc. ●	648
38	Northrop Grumman Corp.	2,445
44	Pentair Ltd.	2,235
91	Polypore International, Inc. ●	3,514
58	Rexel S.A.	1,233
247	Rolls-Royce Holdings plc	3,706
42	Safran S.A.	1,951
15	Stanley Black & Decker, Inc.	1,141
13	TransDigm Group, Inc.	1,721
16	United Technologies Corp.	1,373
29	WESCO International, Inc. ●	2,115
		60,796
	Commercial and Professional Services - 0.9%
17	ADT (The) Corp.	831
35	IHS, Inc. ●	3,625
44	Knoll, Inc.	736
18	Manpower, Inc.	932
32	Verisk Analytics, Inc. ●	1,779
		7,903
	Consumer Durables and Apparel - 2.2%
83	D.R. Horton, Inc.	1,954
42	Deckers Outdoor Corp. ●	1,662
145	Fifth & Pacific Cos., Inc. ●	2,182
13	Fossil, Inc. ●	1,341
148	Furniture Brands International, Inc. ●	204
101	Hanesbrands, Inc. ●	3,797
11	Hasbro, Inc.	417
67	Mattel, Inc.	2,537
9	PVH Corp.	1,059
114	Quiksilver, Inc. ●	746
32	Tempur-Pedic International, Inc. ●	1,257
71	Vera Bradley, Inc. ●	1,796
		18,952
	Consumer Services - 1.8%
23	Accor S.A.	906
252	Burger King Worldwide, Inc.	4,471
38	DeVry, Inc.	957
54	Dunkin' Brands Group, Inc.	1,964
43	ITT Educational Services, Inc. ●	724
54	Penn National Gaming, Inc. ●	2,609
41	Tim Hortons, Inc.	2,041
20	Yum! Brands, Inc.	1,312
		14,984
	Diversified Financials - 6.4%
99	Ameriprise Financial, Inc.	6,572
403	Bank of America Corp.	4,558
46	BlackRock, Inc.	10,754
80	Citigroup, Inc.	3,373
223	E*Trade Financial Corp. ●	2,361
35	IntercontinentalExchange, Inc. ●	4,842
68	Invesco Ltd.	1,861
250	JP Morgan Chase & Co.	11,741
35	Julius Baer Group Ltd.	1,433
109	Nasdaq OMX Group, Inc.	3,092
30	Oaktree Capital Group LLC	1,432
59	Solar Cayman Ltd. ⌂■●†	4
74	Waddell & Reed Financial, Inc. Class A	2,928
		54,951
	Energy - 11.7%
2	Alpha Natural Resources, Inc. ●	21
160	Anadarko Petroleum Corp.	12,769
39	Atwood Oceanics, Inc. ●	2,042
101	Baker Hughes, Inc.	4,518
539	BG Group plc	9,570
139	BP plc ADR	6,192
37	Cameron International Corp. ●‡	2,311
67	Canadian Natural Resources Ltd. ADR	2,013
68	Chesapeake Energy Corp.	1,374
16	Chevron Corp.	1,806
270	Cobalt International Energy, Inc. ●	6,546
36	Consol Energy, Inc.	1,138
31	Ensco plc	1,941
16	Exxon Mobil Corp.	1,412
141	Halliburton Co.	5,717
–	Inpex Corp.	1,112

1

The Hartford Capital Appreciation II Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Energy - 11.7% - (continued)
413	JX Holdings, Inc.	$2,437
446	Karoon Gas Australia Ltd. ●	3,023
68	Kior, Inc. ●	374
121	McDermott International, Inc. ●	1,469
158	Newfield Exploration Co. ●	4,666
76	Occidental Petroleum Corp.	6,743
22	Patterson-UTI Energy, Inc.	455
47	Peabody Energy Corp.	1,174
56	QEP Resources, Inc.	1,655
19	Royal Dutch Shell plc ADR	1,404
86	Southwestern Energy Co. ●	2,936
53	Superior Energy Services, Inc. ●	1,316
58	Tesoro Corp.	2,814
99	Trican Well Service Ltd.	1,355
124	Valero Energy Corp.	5,413
48	Whiting Petroleum Corp. ●	2,274
		99,990
	Food and Staples Retailing - 1.4%
720	CP ALL plc	1,128
111	CVS Caremark Corp.	5,664
28	FamilyMart Co., Ltd.	1,133
129	Kroger (The) Co.	3,568
12	Wal-Mart Stores, Inc.	844
		12,337
	Food, Beverage and Tobacco - 2.7%
43	Archer-Daniels-Midland Co.	1,238
23	Constellation Brands, Inc. Class A ●	748
27	General Mills, Inc.	1,133
95	Green Mountain Coffee Roasters, Inc. ●	4,313
27	Imperial Tobacco Group plc	1,014
23	Kraft Foods Group, Inc.	1,077
129	Maple Leaf Foods, Inc. w/ Rights	1,654
56	Molson Coors Brewing Co.	2,512
16	Monster Beverage Corp. ●	781
85	PepsiCo, Inc.	6,209
12	Philip Morris International, Inc.	1,080
28	Unilever N.V. NY Shares ADR	1,123
		22,882
	Health Care Equipment and Services - 5.0%
63	Aetna, Inc.	3,043
48	Brookdale Senior Living, Inc. ●	1,294
225	Cardinal Health, Inc.	9,878
1,635	CareView Communications, Inc. ●	1,308
73	Catamaran Corp. ●	3,774
33	CIGNA Corp.	1,920
29	Edwards Lifesciences Corp. ●	2,570
345	Hologic, Inc. ●	8,232
173	Medtronic, Inc.	8,053
81	Qualicorp S.A. ●	838
45	St. Jude Medical, Inc.	1,848
		42,758
	Household and Personal Products - 0.1%
30	Herbalife Ltd.	1,071

	Insurance - 5.2%
18	ACE Ltd.	1,530
81	Aflac, Inc.	4,293
377	AIA Group Ltd.	1,500
444	American International Group, Inc. ●	16,799
112	Assured Guaranty Ltd.	2,021
96	AXA S.A.	1,775
141	Brasil Insurance Participacoes e Administracao S.A.	1,523
670	China Pacific Insurance Co., Ltd.	2,619
73	Fidelity National Financial, Inc.	1,831
51	Lincoln National Corp.	1,484
53	Marsh & McLennan Cos., Inc.	1,886
56	Principal Financial Group, Inc.	1,743
39	Reinsurance Group of America, Inc.	2,261
153	Unum Group	3,573
		44,838
	Materials - 4.6%
19	Air Liquide	2,453
99	ArcelorMittal	1,691
111	AuRico Gold, Inc. ●	781
63	Barrick Gold Corp.	2,011
34	Cabot Corp.	1,254
39	Celanese Corp.	1,826
167	Continental Gold Ltd. ●	1,400
57	Crown Holdings, Inc. ●	2,160
28	Dow Chemical Co.	915
19	E.I. DuPont de Nemours & Co.	892
55	International Paper Co.	2,294
118	Louisiana-Pacific Corp. ●	2,297
99	Methanex Corp. ADR	3,540
189	Molycorp, Inc. ●	1,396
41	Mosaic Co.	2,493
58	Norbord, Inc. ●	1,714
52	Packaging Corp. of America	2,010
57	Rock Tenn Co. Class A	4,473
128	SunCoke Energy, Inc. ●	2,120
23	Tronox, Ltd.	432
35	Walter Energy, Inc.	1,320
		39,472
	Media - 3.1%
19	AMC Networks, Inc. Class A ●	1,080
44	CBS Corp. Class B	1,815
13	Charter Communications, Inc. ●	1,050
16	Comcast Corp. Class A	617
57	Imax Corp. ●	1,356
386	Mediaset S.p.A.	1,015
92	Omnicom Group, Inc.	5,008
337	Pandora Media, Inc. ●	3,883
144	Time Warner, Inc.	7,260
46	Walt Disney Co.	2,501
58	WPP plc	912
		26,497
	Pharmaceuticals, Biotechnology and Life Sciences - 8.8%
30	Actavis, Inc. ●	2,605
221	Agilent Technologies, Inc.	9,875
17	Algeta ASA ●	507
35	Alkermes plc ●	816
151	Almirall S.A.	1,863
221	Arena Pharmaceuticals, Inc. ●	1,865
277	AVANIR Pharmaceuticals, Inc. ●	808
66	Bristol-Myers Squibb Co.	2,367

2

The Hartford Capital Appreciation II Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 8.8% - (continued)
191	Gilead Sciences, Inc. ●	$7,523
110	Johnson & Johnson	8,120
274	Merck & Co., Inc.	11,838
17	Onyx Pharmaceuticals, Inc. ●	1,286
24	Pfizer, Inc.	655
19	Puma Biotechnology, Inc. ●	441
15	Regeneron Pharmaceuticals, Inc. ●	2,621
47	Roche Holding AG	10,282
28	Seattle Genetics, Inc. ●	820
100	Teva Pharmaceutical Industries Ltd. ADR	3,810
499	TherapeuticsMD, Inc. ●	1,598
72	Vertex Pharmaceuticals, Inc. ●	3,229
101	WuXi PharmaTech Cayman, Inc. ●	1,639
18	Zoetis, Inc. ●☼	478
		75,046
	Real Estate - 2.2%
14	American Tower Corp. REIT	1,099
3	BR Malls Participacoes S.A.	38
89	CBRE Group, Inc. ●	1,914
16	Daito Trust Construction Co., Ltd.	1,596
212	Fibra Uno Administracion S.A. REIT ☼	663
15	Health Care, Inc. REIT	962
9	Public Storage REIT	1,359
47	Realogy Holdings Corp. ●	2,112
1,128	Robinsons Land Corp.	594
103	Sun Hung Kai Properties Ltd.	1,689
153	Sunstone Hotel Investors, Inc. REIT ●	1,775
10	Unibail-Rodamco SE REIT	2,312
160	Westfield Group REIT	1,871
39	Weyerhaeuser Co. REIT	1,178
		19,162
	Retailing - 7.8%
65	Abercrombie & Fitch Co. Class A	3,268
81	Aeropostale, Inc. ●	1,090
727	Allstar LLC ⌂†	1,069
19	Amazon.com, Inc. ●	4,986
80	Ascena Retail Group, Inc. ●	1,347
3	AutoZone, Inc. ●	1,052
31	Bed Bath & Beyond, Inc. ●	1,837
337	Best Buy Co., Inc.	5,487
33	Big Lots, Inc. ●	1,058
1,405	Buck Holdings L.P. ⌂●†	1,052
30	Buckle (The), Inc.	1,413
28	CarMax, Inc. ●	1,104
94	Chico's FAS, Inc.	1,693
48	Dick's Sporting Goods, Inc.	2,265
50	Dollar Tree, Inc. ●	1,987
95	Express, Inc. ●	1,741
16	Family Dollar Stores, Inc.	895
157	GameStop Corp. Class A	3,639
14	HSN, Inc.	827
293	J.C. Penney Co., Inc.	5,951
48	Liberty Media - Interactive A ●	1,020
55	LKQ Corp. ●	1,238
264	Lowe's Co., Inc.	10,095
5	Priceline.com, Inc. ●	3,215
56	Target Corp.	3,406
20	Ulta Salon, Cosmetics & Fragrances, Inc.	1,985
56	Urban Outfitters, Inc. ●	2,377
		67,097
	Semiconductors and Semiconductor Equipment - 1.2%
39	Analog Devices, Inc.	1,698
22	ASML Holding N.V.	1,621
133	GT Advanced Technologies, Inc. ●	421
49	Intel Corp.	1,034
77	Marvell Technology Group Ltd.	708
55	Maxim Integrated Products, Inc.	1,742
237	Micron Technology, Inc. ●	1,791
29	RF Micro Devices, Inc. ●	146
87	Teradyne, Inc. ●	1,400
		10,561
	Software and Services - 9.2%
21	Accenture plc	1,488
67	Akamai Technologies, Inc. ●	2,736
178	Amadeus IT Holding S.A. Class A	4,454
42	Automatic Data Processing, Inc.	2,496
111	Booz Allen Hamilton Holding Corp.	1,539
51	Broadsoft, Inc. ●	1,739
282	Cadence Design Systems, Inc. ●	3,932
71	Check Point Software Technologies Ltd. ADR ●	3,545
34	Concur Technologies, Inc. ●	2,284
3	Equinix, Inc. ●	616
85	Facebook, Inc. ●	2,632
42	Global Payments, Inc.	2,059
6	Google, Inc. ●	4,610
32	IAC/InterActiveCorp.	1,328
117	iGate Corp. ●	2,036
28	LinkedIn Corp. Class A ●	3,449
169	Microsoft Corp.	4,631
250	Oracle Corp.	8,861
25	Rovi Corp. ●	435
24	Salesforce.com, Inc. ●	4,083
100	ServiceNow, Inc. ●	2,776
70	Solera Holdings, Inc.	3,835
19	Splunk, Inc. ●	639
82	Tibco Software, Inc. ●	1,923
45	TiVo, Inc. ●	605
130	Velti plc ●	484
87	VeriFone Systems, Inc. ●	3,013
97	Web.com Group, Inc. ●	1,575
102	Western Union Co.	1,444
29	WEX, Inc. ●	2,280
84	Yahoo!, Inc. ●	1,656
		79,183
	Technology Hardware and Equipment - 5.7%
12	3D Systems Corp. ●	715
88	Acme Packet, Inc. ●	2,118
509	Alcatel - Lucent ADR ●	844
9	Apple, Inc.	4,093
36	Arrow Electronics, Inc. ●	1,387
1,022	Cisco Systems, Inc.	21,031
103	EMC Corp. ●	2,523
215	Flextronics International Ltd. ●	1,335
246	JDS Uniphase Corp. ●	3,564

3

The Hartford Capital Appreciation II Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.8% - (continued)
	Technology Hardware and Equipment - 5.7% - (continued)
84	Juniper Networks, Inc. ●		$1,873
1,116	Legend Holdings Ltd.		1,162
16	Motorola Solutions, Inc.		919
79	SanDisk Corp. ●		3,941
25	Seagate Technology plc		863
238	Toshiba Corp.		1,060
17	Trimble Navigation Ltd. ●		1,063
23	Universal Display Corp. ●		634
			49,125
	Telecommunication Services - 0.1%
28	AT&T, Inc.		974

	Transportation - 4.1%
37	C.H. Robinson Worldwide, Inc.		2,465
19	Canadian National Railway Co.		1,833
13	Canadian Pacific Railway Ltd. ADR		1,445
465	Hertz Global Holdings, Inc. ●		8,497
432	JetBlue Airways Corp. ●		2,507
14	Kansas City Southern		1,320
117	Knight Transportation, Inc.		1,868
53	Spirit Airlines, Inc. ●		1,022
248	United Continental Holdings, Inc. ●		5,995
102	United Parcel Service, Inc. Class B		8,089
			35,041
	Utilities - 1.0%
37	Entergy Corp.		2,358
272	Snam S.p.A.		1,374
75	UGI Corp.		2,635
67	Xcel Energy, Inc.		1,861
			8,228
	Total common stocks
	(cost $754,167)		$838,585

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology and Life Sciences - 0.0%
13	Novavax, Inc. ⌂●		$–

	Total warrants
	(cost $–)		$–

	Total long-term investments
	(cost $754,167)		$838,585

SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,543, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $2,594)
$2,543	0.16%, 01/31/2013		$2,543
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $1,893, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $1,930)
1,893	0.16%, 01/31/2013		1,893
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,137, collateralized by U.S. Treasury Note 0.25%, 2015, value of $1,159)
1,137	0.13%, 01/31/2013		1,137
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,537, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $2,588)
2,537	0.13%, 01/31/2013		2,537
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,736, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $1,771)
1,736	0.17%, 01/31/2013		1,736
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $4,243, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $4,328)
4,243	0.13%, 01/31/2013		4,243
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,985, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $3,045)
2,985	0.15%, 01/31/2013		2,985
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $48, collateralized by U.S. Treasury Note 0.63%, 2017, value of $49)
48	0.12%, 01/31/2013		48
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $431, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $440)
431	0.15%, 01/31/2013		431
			17,553
	Total short-term investments
	(cost $17,553)		$17,553

	Total investments
	(cost $771,720) ▲	99.8%	$856,138
	Other assets and liabilities	0.2%	1,393
	Total net assets	100.0%	$857,531

4

The Hartford Capital Appreciation II Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $796,879 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$99,214
Unrealized Depreciation	(39,955)
Net Unrealized Appreciation	$59,259

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $2,125, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $4, which rounds to zero percent of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,114 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	727	Allstar LLC	$430
06/2007	1,405	Buck Holdings L.P.	260
07/2008	13	Novavax, Inc. Warrants	–
03/2007	59	Solar Cayman Ltd. - 144A	17

At January 31, 2013, the aggregate value of these securities was $2,125, which represents 0.2% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BRL	Buy	02/01/2013	JPM	$537	$535	$(2)
BRL	Sell	02/01/2013	JPM	673	672	1
BRL	Sell	02/04/2013	JPM	488	487	1
CAD	Buy	02/01/2013	JPM	68	68	–
CAD	Sell	02/04/2013	BCLY	29	29	–
CAD	Sell	02/05/2013	DEUT	67	67	–
CHF	Sell	02/05/2013	BCLY	64	64	–
EUR	Buy	02/04/2013	CSFB	65	65	–
EUR	Sell	02/05/2013	BNP	385	385	–
GBP	Sell	02/05/2013	SCB	297	297	–
HKD	Buy	02/01/2013	MSC	80	80	–
HKD	Sell	02/04/2013	JPM	11	11	–

5

The Hartford Capital Appreciation II Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Buy	02/05/2013	JPM	$419	$416	$(3)
JPY	Sell	12/12/2013	BCLY	1,577	1,491	86
JPY	Sell	12/12/2013	CBK	710	677	33
JPY	Sell	12/12/2013	DEUT	769	692	77
JPY	Sell	12/12/2013	JPM	1,229	1,164	65
JPY	Sell	02/04/2013	MSC	8	8	–
JPY	Sell	12/12/2013	MSC	769	692	77
MXN	Buy	02/05/2013	JPM	213	213	–
MXN	Buy	02/06/2013	JPM	140	140	–
MXN	Buy	02/05/2013	MSC	282	283	1
NOK	Sell	02/04/2013	BOA	134	135	(1)
SEK	Sell	02/05/2013	JPM	161	161	–
						$335

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Capital Appreciation II Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
NOK	Norwegian Krone
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

7

The Hartford Capital Appreciation II Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$19,791	$15,582	$4,209	$–
Banks	26,946	21,328	5,618	–
Capital Goods	60,796	50,376	10,420	–
Commercial and Professional Services	7,903	7,903	–	–
Consumer Durables and Apparel	18,952	18,952	–	–
Consumer Services	14,984	14,078	906	–
Diversified Financials	54,951	53,514	1,433	4
Energy	99,990	83,848	16,142	–
Food and Staples Retailing	12,337	10,076	2,261	–
Food, Beverage and Tobacco	22,882	21,868	1,014	–
Health Care Equipment and Services	42,758	42,758	–	–
Household and Personal Products	1,071	1,071	–	–
Insurance	44,838	38,944	5,894	–
Materials	39,472	35,328	4,144	–
Media	26,497	24,570	1,927	–
Pharmaceuticals, Biotechnology and Life Sciences	75,046	62,394	12,652	–
Real Estate	19,162	11,100	8,062	–
Retailing	67,097	64,976	–	2,121
Semiconductors and Semiconductor Equipment	10,561	10,561	–	–
Software and Services	79,183	74,729	4,454	–
Technology Hardware and Equipment	49,125	46,903	2,222	–
Telecommunication Services	974	974	–	–
Transportation	35,041	35,041	–	–
Utilities	8,228	6,854	1,374	–
Total	838,585	753,728	82,732	2,125
Warrants	–	–	–	–
Short-Term Investments	17,553	–	17,553	–
Total	$856,138	$753,728	$100,285	$2,125
Foreign Currency Contracts*	341	–	341	–
Total	$341	$–	$341	$–
Liabilities:
Foreign Currency Contracts*	6	–	6	–
Total	$6	$–	$6	$–

♦	For the three-month period ended January 31, 2013, investments valued at $969 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

The Hartford Capital Appreciation II Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$2,632	$(2,135)	$2,221	*	$—	$—	$(593)	$—	$—	$2,125
Total	$2,632	$(2,135)	$2,221		$—	$—	$(593)	$—	$—	$2,125

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(141).

9

The Hartford Checks and Balances Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.1%
EQUITY FUNDS - 66.8%
14,791	The Hartford Capital Appreciation Fund, Class Y		$584,242
26,319	The Hartford Dividend and Growth Fund, Class Y		580,859
			1,165,101
	Total equity funds
	(cost $896,223)		$1,165,101

FIXED INCOME FUNDS - 33.3%
53,052	The Hartford Total Return Bond Fund, Class Y		$581,982

	Total fixed income funds
	(cost $570,012)		$581,982

	Total investments in affiliated investment companies
	(cost $1,466,235)		$1,747,083

	Total long-term investments
	(cost $1,466,235)		$1,747,083

	Total investments
	(cost $1,466,235) ▲	100.1%	$1,747,083
	Other assets and liabilities	(0.1)%	(1,361)
	Total net assets	100.0%	$1,745,722

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $1,538,355 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$280,848
Unrealized Depreciation	(72,120)
Net Unrealized Appreciation	$208,728

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$1,747,083	$1,747,083	$–	$–
Total	$1,747,083	$1,747,083	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

1

The Hartford Conservative Allocation Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 31.3%
188	The Hartford Capital Appreciation Fund, Class Y		$7,434
528	The Hartford Dividend and Growth Fund, Class Y		11,642
679	The Hartford Emerging Markets Research Fund, Class Y		6,149
3,040	The Hartford Global Real Asset Fund, Class Y		33,263
1,023	The Hartford International Opportunities Fund, Class Y		16,532
349	The Hartford International Small Company Fund, Class Y		5,059
173	The Hartford MidCap Value Fund, Class Y		2,504
113	The Hartford Small Company Fund, Class Y		2,478
			85,061
	Total equity funds
	(cost $75,930)		$85,061

FIXED INCOME FUNDS - 68.6%
2,646	The Hartford Alternative Strategies Fund, Class Y		$27,198
5,070	The Hartford Inflation Plus Fund, Class Y		61,805
575	The Hartford Strategic Income Fund, Class Y		5,435
3,447	The Hartford Total Return Bond Fund, Class Y		37,817
5,034	The Hartford World Bond Fund, Class Y		53,962
			186,217
	Total fixed income funds
	(cost $183,259)		$186,217

	Total investments in affiliated investment companies
	(cost $259,189)		$271,278

	Total long-term investments
	(cost $259,189)		$271,278

	Total investments
	(cost $259,189) ▲	99.9%	$271,278
	Other assets and liabilities	0.1%	176
	Total net assets	100.0%	$271,454

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $259,938 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,089
Unrealized Depreciation	(749)
Net Unrealized Appreciation	$11,340

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Conservative Allocation Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$271,278	$271,278	$–	$–
Total	$271,278	$271,278	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Disciplined Equity Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Banks - 3.2%
24	PNC Financial Services Group, Inc.	$1,505
53	Wells Fargo & Co.	1,851
		3,356
	Capital Goods - 8.5%
23	AMETEK, Inc.	937
13	Boeing Co.	941
12	Dover Corp.	837
16	Eaton Corp. plc	887
57	General Electric Co.	1,270
13	Illinois Tool Works, Inc.	804
6	Parker-Hannifin Corp.	562
7	TransDigm Group, Inc.	983
20	United Technologies Corp.	1,787
		9,008
	Commercial and Professional Services - 1.9%
18	Equifax, Inc. ●	1,065
16	Towers Watson & Co.	991
		2,056
	Consumer Durables and Apparel - 1.1%
10	PVH Corp.	1,185

	Consumer Services - 1.7%
19	McDonald's Corp.	1,781

	Diversified Financials - 6.2%
13	Ameriprise Financial, Inc.	884
128	Bank of America Corp. ‡	1,449
4	BlackRock, Inc.	978
35	Citigroup, Inc.	1,458
38	JP Morgan Chase & Co.	1,797
		6,566
	Energy - 9.5%
11	Anadarko Petroleum Corp.	907
11	Chevron Corp.	1,221
28	Cobalt International Energy, Inc. ●	674
19	ConocoPhillips Holding Co.	1,102
22	Exxon Mobil Corp.	1,937
15	Halliburton Co. Θ	604
11	National Oilwell Varco, Inc.	798
22	Newfield Exploration Co. ●	647
16	Occidental Petroleum Corp.	1,381
13	Phillips 66	809
		10,080
	Food and Staples Retailing - 3.9%
13	Costco Wholesale Corp.	1,290
30	CVS Caremark Corp.	1,513
34	Walgreen Co.	1,345
		4,148
	Food, Beverage and Tobacco - 6.7%
36	Altria Group, Inc.	1,197
25	Constellation Brands, Inc. Class A ●	819
29	Lorillard, Inc.	1,130
25	PepsiCo, Inc.	1,847
24	Philip Morris International, Inc.	2,132
		7,125
	Health Care Equipment and Services - 3.3%
14	Covidien plc	890
12	McKesson Corp.	1,214
25	UnitedHealth Group, Inc.	1,400
		3,504
	Insurance - 4.0%
11	ACE Ltd.	927
30	American International Group, Inc. ●	1,142
23	Aon plc	1,353
14	Prudential Financial, Inc. Θ	785
		4,207
	Materials - 2.8%
18	Crown Holdings, Inc. ●	691
34	Dow Chemical Co.	1,079
12	Newmont Mining Corp.	530
4	Sherwin-Williams Co. Θ	673
		2,973
	Media - 2.7%
33	Time Warner, Inc.	1,660
19	Viacom, Inc. Class B	1,175
		2,835
	Pharmaceuticals, Biotechnology and Life Sciences - 13.3%
14	Actavis, Inc. ●	1,191
14	Agilent Technologies, Inc.	621
14	Amgen, Inc.	1,172
6	Biogen Idec, Inc. ●	871
16	Cubist Pharmaceuticals, Inc. ●	686
31	Eli Lilly & Co.	1,681
34	Forest Laboratories, Inc. ●	1,240
41	Gilead Sciences, Inc. ●	1,606
60	Merck & Co., Inc.	2,594
44	Pfizer, Inc.	1,188
3	Regeneron Pharmaceuticals, Inc. ●	490
13	Salix Pharmaceuticals Ltd. ●	602
3	Zoetis, Inc. ●☼	73
		14,015
	Retailing - 6.1%
6	Amazon.com, Inc. ●Θ	1,515
24	Dollar Tree, Inc. ●	945
45	Lowe's Co., Inc.	1,727
15	Ross Stores, Inc. Θ	917
29	TJX Cos., Inc.	1,322
		6,426
	Software and Services - 12.6%
23	Accenture plc	1,647
23	Automatic Data Processing, Inc.	1,351
20	eBay, Inc. ●	1,113
6	Factset Research Systems, Inc.	579
50	Genpact Ltd.	835
2	Google, Inc. ●	1,738
20	Intuit, Inc.	1,278
2	Mastercard, Inc.	1,001
60	Oracle Corp.	2,122
12	Teradata Corp. ●	768
22	VeriSign, Inc. ●	937
		13,369
	Technology Hardware and Equipment - 5.7%
6	Apple, Inc. Θ	2,522
72	Cisco Systems, Inc.	1,473
41	EMC Corp. ●	1,004

1

The Hartford Disciplined Equity Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Technology Hardware and Equipment - 5.7% - (continued)
15	Qualcomm, Inc.		$998
			5,997
	Telecommunication Services - 1.7%
50	AT&T, Inc.		1,755

	Utilities - 3.5%
24	American Electric Power Co., Inc.		1,070
10	NextEra Energy, Inc.		755
10	Pinnacle West Capital Corp.		518
48	Xcel Energy, Inc.		1,330
			3,673
	Total common stocks
	(cost $85,181)		$104,059

	Total long-term investments
	(cost $85,181)		$104,059

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $161, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $164)
$161	0.16%, 01/31/2013		$161
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $120, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $122)
120	0.16%, 01/31/2013		120
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $72, collateralized by U.S. Treasury Note 0.25%, 2015, value of $74)
72	0.13%, 01/31/2013		72
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $161, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $164)
161	0.13%, 01/31/2013		161
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $110, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $112)
110	0.17%, 01/31/2013		110
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $269, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $274)
269	0.13%, 01/31/2013		269
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $189, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $193)
189	0.15%, 01/31/2013		189
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $3, collateralized by U.S. Treasury Note 0.63%, 2017, value of $3)
3	0.12%, 01/31/2013		3
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $28, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $28)
28	0.15%, 01/31/2013		28
			1,113
	Total short-term investments
	(cost $1,113)		$1,113

	Total investments
	(cost $86,294) ▲	99.5%	$105,172
	Other assets and liabilities	0.5%	509
	Total net assets	100.0%	$105,681

2

The Hartford Disciplined Equity Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $86,505 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,441
Unrealized Depreciation	(774)
Net Unrealized Appreciation	$18,667

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $73 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Θ	At January 31, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Amazon.com, Inc. Option	Equity	$300.00	02/16/2013	3	$–	$1	$1
Apple, Inc. Option	Equity	$100.00	03/16/2013	2	1	1	–
Halliburton Co. Option	Equity	$43.00	03/16/2013	28	1	–	(1)
Prudential Financial, Inc. Option	Equity	$60.00	02/16/2013	18	1	1	–
Ross Stores, Inc. Option	Equity	$62.50	02/16/2013	17	–	–	–
Sherwin-Williams Co. Option	Equity	$165.00	02/16/2013	6	1	2	1
					$4	$5	$1

* The number of contracts does not omit 000's.  Number of contracts shown in  U.S. dollars unless otherwise noted.

Written Put Option Contracts Outstanding at January 31, 2013

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
American International Group, Inc. Option	Equity	$34.00	03/16/2013	28	$1	$2	$1
Cubist Pharmaceuticals, Inc. Option	Equity	$40.00	03/16/2013	24	1	1	–
Dollar Tree, Inc. Option	Equity	$37.50	03/16/2013	25	2	2	–
Regeneron Pharmaceuticals, Inc. Option	Equity	$160.00	02/16/2013	5	1	2	1
					$5	$7	$2

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

Cash of $516 was pledged as collateral for open written put option contracts at January 31, 2013.

3

The Hartford Disciplined Equity Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Futures Contracts Outstanding at January 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	7	03/15/2013	$524	$523	$(1)

* The number of contracts does not omit 000's.

Cash of $25 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2013.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

I amIndex Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$104,059	$104,059	$–	$–
Short-Term Investments	1,113	–	1,113	–
Total	$105,172	$104,059	$1,113	$–
Written Options *	4	4	–	–
Total	$4	$4	$–	$–
Liabilities:
Futures *	1	1	–	–
Written Options *	1	1	–	–
Total	$2	$2	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Diversified International Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.6%
	Argentina - 0.0%
1	YPF Sociedad Anonima ADR	$10

	Australia - 2.1%
31	Aquarius Platinum Ltd.	31
3	Bank of Queensland Ltd.	25
3	Brambles Ltd.	27
2	Caltex Australia Ltd.	39
5	Domino's Pizza Enterprises Ltd.	51
4	Energy Resources of Australia Ltd.	6
6	Karoon Gas Australia Ltd. ●	44
6	Myer Holdings Ltd.	14
6	Seek Ltd.	50
8	Tox Free Solutions Ltd.	29
3	Transurban Group	21
4	Westfield Group REIT	42
1	Westpac Banking Corp.	34
17	Whitehaven Coal Ltd.	58
2	Woolworths Ltd.	73
1	WorleyParsons Ltd.	27
		571
	Austria - 0.3%
1	Erste Group Bank AG	42
2	Fleetwood Corp. Ltd.	24
1	Zumbotel AG	15
		81
	Belgium - 1.6%
3	Ageas	96
6	Agfa Gevaert N.V. ●	11
1	Anheuser-Busch InBev N.V.	119
1	Delhaize-Le Lion S.A.	27
1	Nyrstar N.V. - Strip VVPR ■●†	–
3	UCB S.A.	186
		439
	Brazil - 3.4%
3	Banco ABC Brasil S.A.	20
–	Banco ABC Brasil S.A. - Rights	–
5	Banco do Estado do Rio Grande do Sul S.A.	39
20	Banco Santander Brasil S.A.	146
2	BR Malls Participacoes S.A.	32
8	BR Properties S.A.	104
10	Brasil Insurance Participacoes e Administracao S.A.	110
4	Brazil Pharma S.A.	32
3	CCR S.A.	33
1	Cia de Bebidas das Americas ADR	31
–	Cia de Saneamento Basico do Estado de Sao Paulo ADR	15
2	Cia. Hering	30
2	Cosan Ltd.	42
2	Duratex S.A.	11
3	GOL Linhas Aereas Inteligentes S.A. ADR ●	22
2	HRT Participacoes em Petroleo S.A. ●	4
4	Hypermarcas S.A. ●	32
2	Itau Unibanco Banco Multiplo S.A. ADR	31
2	Mills Estruturas e Servicos de Engenharia S.A.	33
1	Perdigao S.A.	26
4	Petroleo Brasileiro S.A. ADR	81
1	Totvs S.A.	24
		898
	Canada - 3.6%
3	Advantage Oil & Gas Ltd. ●	8
13	AuRico Gold, Inc. ●	94
–	Bank of Nova Scotia	24
1	Barrick Gold Corp.	32
1	CGI Group, Inc. Class A ●	30
4	Continental Gold Ltd. ●	29
2	EcoSynthetix, Inc. ●	4
1	EnCana Corp.	23
1	First Quantum Minerals Ltd.	20
3	Imperial Oil Ltd.	141
7	Methanex Corp.	255
1	Northern Dynasty Minerals Ltd. ●	4
3	Pacific Rubiales Energy Corp.	68
1	Painted Pony Petroleum Ltd. ●	13
10	Rubicon Minerals Corp. ●	23
20	Torex Gold Resources, Inc. ●	41
1	Tourmaline Oil Corp. ●	27
9	Trican Well Service Ltd.	122
3	Uranium Participation Corp. ●	15
		973
	China - 2.9%
1	Baidu, Inc. ADR ●	63
34	Bank of China Ltd.	17
84	China Construction Bank	72
17	China Pacific Insurance Co., Ltd.	67
25	China Shanshui Cement Group	18
1	Ctrip.com International Ltd. ADR ●	19
14	Dongfeng Motor Group Co., Ltd.	23
10	First Tractor Co.	10
2	Giant Interactive Group, Inc. ADR	11
17	Golden Eagle Retail Group Ltd.	37
4	Great Wall Motor Co., Ltd.	16
181	Greatview Aseptic Packaging Co., Ltd.	110
132	Maoye International Holdings	28
2	NetEase, Inc. ADR	74
1	New Oriental Education & Technology Group, Inc. ADR	24
2	Pactera Technology International Ltd. ●	16
1	Perfect World Co., Ltd. ADR	10
65	Sinotrans Ltd.	12
2	Sinovac Biotech Ltd. ●	6
1	Sohu.com, Inc. ●	50
5	Stella International Holdings Ltd.	13
2	WuXi PharmaTech Cayman, Inc. ●	26
15	Zhuzhou CSR Times Electric	48
13	Zoomlion Heavy Industries. Science & Technology Co., Ltd.	17
		787
	Colombia - 0.7%
8	Almacenes Exito S.A.	148
4	Cemex Latam Holdings S.A. ●	32
		180
	Denmark - 1.1%
–	Carlsberg A/S Class B	26
9	DSV A/S	220
2	H. Lundbeck A/S	34
–	Jyske Bank A/S ●	14
		294
	Finland - 0.5%
1	Kone Oyj Class B	51

1

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.6% - (continued)
	Finland - 0.5% - (continued)
1	Outotec Oyj	$87
		138
	France - 7.5%
–	Air Liquide	21
–	Alten Ltd.	18
4	BNP Paribas	282
–	Bureau Veritas S.A.	39
1	Capital Gemini S.A.	56
2	Carrefour S.A.	50
–	Christian Dior	31
–	Ciments Francais S.A.	13
5	Club Mediterranee S.A. ●	97
1	Compagnie De Saint-Gobain	33
–	Dassault Systemes S.A.	31
–	Devoteam S.A.	6
3	Edenred	95
2	France Telecom S.A.	18
4	GDF Suez	80
1	GFI Informatique S.A.	6
–	Group S.A.	7
1	Groupe Danone	57
1	Groupe Steria S.C.A.	13
1	Lagardere S.C.A.	27
2	Legrand S.A.	72
1	LVMH Moet Hennessy Louis Vuitton S.A.	94
1	M6-Metropole Television	9
1	Pernod-Ricard S.A.	71
3	Peugeot S.A.	21
–	Pinault-Printemps-Redoute S.A.	63
–	Renault S.A.	30
2	Safran S.A.	111
1	Sanofi-Aventis S.A.	93
1	Schneider Electric S.A.	84
3	Scor SE	91
2	Societe Generale Class A	69
–	Sodexo, Inc.	4
1	Thales S.A.	29
1	Total S.A.	72
–	Vallourec S.A.	26
1	Vinci S.A.	41
1	Vivendi S.A.	18
–	Zodiac Aerospace	33
		2,011
	Germany - 4.6%
1	Adidas AG	49
–	Allianz SE	30
1	BASF SE	113
1	Bayerische Motoren Werke (BMW) AG	67
–	Bertrandt AG	21
1	Brenntag AG	166
–	Continental AG	28
1	Deutsche Lufthansa AG	14
2	Deutsche Post AG	55
1	Elmos Semiconductor AG	8
1	ElringKlinger AG	19
–	Gerresheimer AG	22
1	GSW Immobilien AG	32
1	HeidelbergCement AG	33
–	Hugo Boss AG	37
11	Infineon Technologies AG	95
–	MTU Aero Engines Holdings AG	29
1	NORMA Group	19
–	Pfeiffer Vacuum Technology AG	20
–	Rational AG	12
3	Rhoen-Klinikum AG	61
1	RWE AG	33
–	Salzgitter AG	18
2	SAP AG	174
1	Siemens AG	85
		1,240
	Hong Kong - 5.4%
10	AAC Technologies Holdings, Inc.	39
52	AIA Group Ltd.	205
56	AMVIG Holdings Ltd.	21
5	ASM Pacific Technology Ltd.	57
50	Baoxin Automotive Group Ltd. ●	52
2	Beijing Enterprises Holdings Ltd.	17
25	Cathay Pacific Airways Ltd.	48
5	Cheung Kong Infrastructure Holdings Ltd.	32
80	China High Precision Automation Group Ltd. ⌂†	10
1	China Mobile Ltd. ADR	49
48	China Overseas Grand Oceans Group Ltd.	66
54	China State Construction International Holdings Ltd.	71
19	China Unicom Ltd.	30
9	Clear Media Ltd.	6
10	Dah Chong Hong Holdings Ltd.	12
3	Dah Sing Financial Group	17
44	Daphne International Holdings Ltd.	57
42	Guangdong Investment Ltd.	35
130	Huabao International Holdings Ltd.	71
48	Intime Department Store Group Co., Ltd.	63
9	Link (The) REIT	47
4	MGM China Holdings Ltd.	11
12	NagaCorp Ltd.	9
66	Oriental Watch Holdings Ltd.	26
9	Samsonite International S.A.	20
13	Shanghai Industrial Holdings Ltd.	46
33	SmarTones Telecommunications Holding Ltd.	59
5	Sun Hung Kai Properties Ltd.	76
28	Techtronic Industries Co., Ltd.	56
48	Vinda International Holdings Ltd.	67
32	Xingda International Holdings	14
10	Yingde Gases	11
22	Zhongsheng Group Holdings Ltd.	33
		1,433
	India - 1.3%
4	Allahabad Bank Ltd.	14
7	Bharti Infratel Ltd. ●	27
12	Bharti Televentures	75
1	Canara Bank Ltd.	12
1	Corp. Bank	12
1	Grasim Industries Ltd.	31
2	Jammu & Kashmir Bank Ltd.	46
1	Karnataka Bank Ltd.	2
1	Maruti Suzuki India Ltd.	36
1	Oil India Ltd.	8
5	Reliance Industries Ltd.	85

2

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.6% - (continued)
	India - 1.3% - (continued)
–	United Spirits Ltd.	$5
		353
	Indonesia - 1.1%
450	Bumi Serpong Damai PT	65
196	Perusahaan Perkebunan London Sumatra Indonesia Tbk	44
120	PT Bank Negara Indonesia Tbk	48
10	PT Gudang Garam Tbk	55
94	PT XL Axiata Tbk	48
29	Semen Indonesia	46
		306
	Ireland - 1.0%
9	AER Lingus Group plc ●	15
2	CRH plc	37
7	Elan Corp. plc ADR ●	75
4	Experian plc	63
3	Grafton Group plc	16
–	Prothena Corp. plc ●	1
3	Smurfit Kappa Group plc	46
		253
	Israel - 0.7%
–	Check Point Software Technologies Ltd. ADR ●	20
1	EZchip Semiconductor Ltd. ●	28
1	Orbotech Ltd. ●	13
4	Teva Pharmaceutical Industries Ltd. ADR	135
		196
	Italy - 1.0%
1	Ansaldo STS S.p.A.	11
–	Azimut Holding S.p.A.	8
–	Banca Generali S.p.A.	8
1	Brunello Cucinelli S.p.A. ●	13
1	Buzzi Unicem S.p.A.	17
1	Eni S.p.A.	30
3	Finmeccanica S.p.A.	21
5	Geox S.p.A.	17
11	Intesa Sanpaolo	22
2	Italcementi S.p.A.	10
3	Salvatore Ferragamo Italia S.p.A.	76
6	Saras S.p.A.	8
4	Unicredit S.p.A.	28
2	Unione di Banche Italiane ScpA	10
		279
	Japan - 15.2%
1	AEON Delight Co., Ltd.	11
4	Aizawa Securities Co., Ltd.	13
–	Alfresa Holdings Corp.	18
–	Alpha Systems, Inc.	4
2	Alpine Electronics, Inc.	13
4	Amada Co., Ltd.	23
2	Anritsu Corp.	19
4	Bridgestone Corp.	104
2	Brother Industries Ltd.	23
2	Canon, Inc.	55
1	Cawachi Ltd.	12
2	Chubu Electric Power Co., Inc.	28
1	Chubu Steel Plate Co., Ltd.	5
–	CyberAgent, Inc.	82
10	Daiichi Sankyo Co., Ltd.	166
1	Daito Trust Construction Co., Ltd.	60
1	DeNa Co., Ltd.	34
–	Digital Garage, Inc.	9
–	Don Quijote Co.	17
–	Doshisha Co., Ltd.	11
1	DTS Corp.	14
3	Eighteenth (The) Bank Ltd.	8
6	Eisai Co., Ltd.	245
–	En-Japan, Inc.	9
2	Exedy Corp.	46
2	Fuji Machine Manufacturing Co.	12
–	Fuji Media Holdings, Inc.	30
2	Fuji Photo Film Co., Ltd.	37
4	Fujitsu Ltd.	16
1	Funai Electric Co., Ltd.	19
1	Futaba Corp.	10
–	Gendai Agency, Inc.	6
3	Higashi-Nippon Bank Ltd.	7
1	Hisaka Works Ltd.	9
1	Hitachi Chemical Co., Ltd.	20
2	Hitachi Kokusai Electric, Inc.	17
6	Hitachi Ltd.	36
1	Hitachi Metals Ltd.	10
2	Hosiden Corp.	13
–	Inpex Corp.	35
17	Isuzu Motors Ltd.	104
5	Itochu Corp.	61
1	Japan Digital Laboratory Co., Ltd.	14
1	Japan Petroleum Exploration Co., Ltd.	26
3	Japan Tobacco, Inc.	87
2	JSR Corp.	36
26	JX Holdings, Inc.	153
3	Kakaku.com, Inc.	93
7	Kawasaki Kisen Kaisha Ltd.	13
1	Keihin Corp.	18
1	Komatsu Ltd.	13
1	Konami Corp.	27
2	K's Holdings Corp.	42
–	Kyocera Corp.	11
–	M3, Inc.	33
1	Medipal Holdings Corp.	11
1	Meitec Corp.	15
2	Mimasu Semiconductor Industry Co., Ltd.	12
1	Miraial Co., Ltd.	12
1	Mitsubishi Corp.	19
3	Mitsubishi Electric Corp.	24
4	Mitsubishi Gas Chemical Co.	27
48	Mitsubishi UFJ Financial Group, Inc.	275
22	Mitsui Chemicals, Inc.	52
2	Mitsumi Electric Co., Ltd.	12
–	mixi, Inc.	10
3	Net One Systems Co., Ltd.	28
1	NEXT Co., Ltd.	11
–	Nintendo Co., Ltd.	21
–	Nippon Telegraph & Telephone Corp.	11
2	Nishimatsuya Chain Co., Ltd.	12
10	Nissan Motor Co., Ltd.	101
1	NSD Co., Ltd.	12
3	Oita Bank Ltd.	11
1	Olympus Corp.	24
1	Ono Pharmaceutical Co., Ltd.	34
1	Opt, Inc.	7
–	Pal Co., Ltd.	12

3

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.6% - (continued)
	Japan - 15.2% - (continued)
–	Point, Inc.	$15
1	Pola Orbis Holdings, Inc.	33
1	Proto Corp.	12
4	Rakuten, Inc.	33
1	Rohm Co., Ltd.	23
1	Roland Corp.	10
–	Sankyo Co., Ltd.	6
2	Sega Sammy Holdings, Inc.	33
–	Septeni Holdings Co., Ltd.	5
2	Seven & I Holdings Co., Ltd.	48
–	Shin-Etsu Chemical Co., Ltd.	12
3	Shin-Etsu Polymer Co., Ltd.	12
3	Shinkawa Ltd.	14
3	Shinko Electric Industries Co., Ltd.	21
9	Shionogi & Co., Ltd.	166
9	Showa Denko K.K.	14
–	Simplex Holdings, Inc.	12
–	SMC Corp. of America	42
2	SoftBank Corp.	64
4	Stanley Electric Co., Ltd.	61
1	Sugi Holdings Co., Ltd.	31
1	Sumitomo Mitsui Financial Group, Inc.	40
–	Suzuken Co., Ltd.	9
3	T&D Holdings, Inc.	38
3	THK Co., Ltd.	50
2	Tochigi (The) Bank Ltd.	7
2	Tokai Rika Co., Ltd.	25
2	Tokai Rubber Industries Ltd.	20
1	Tokio Marine Holdings, Inc.	43
1	Tokyo Electron Ltd.	40
7	Tokyo Gas Co., Ltd.	33
1	Tokyo Ohka Kogyo Co., Ltd.	11
1	Tokyo Seimitsu Co., Ltd.	21
6	Toshiba Corp.	28
1	Toyota Boshoku Corp.	19
2	Toyota Motor Corp.	105
–	Tri-Stage, Inc.	3
1	TV Asahi Corp.	15
2	Ushio, Inc.	18
–	Wacom Co., Ltd.	20
–	Yahoo Japan Corp.	36
2	Yamanashi (The) Chuo Bank Ltd.	8
1	Yamato Kogyo Co.	28
1	Zuken, Inc.	5
		4,079
	Jersey - 0.4%
18	Glencore International plc	112
–	Randgold Resources Ltd. ADR	5
		117
	Luxembourg - 0.2%
4	ArcelorMittal ADR	64

	Malaysia - 0.8%
180	AirAsia Berhad	161
21	Axiata Group Berhad	43
		204
	Mauritius - 0.1%
39	Golden Agri Resources Ltd.	20

	Mexico - 1.4%
11	Alfa S.A.B. de C.V.	25
3	America Movil S.A.B. de C.V. ADR ‡	67
5	Cemex S.A.B. de C.V. ADR ●	52
16	Empresas ICA, S.A.B. de C.V. ●	48
10	Fibra Uno Administracion S.A. REIT ☼	31
–	Fomento Economico Mexicano S.A.B. de C.V. ADR	40
5	Grupo Financiero Banorte S.A.B. de C.V.	35
14	Macquarie Mexico Real Estate Management S.A. de C.V. REIT ●☼	33
3	Mexichem S.A.B. de C.V.	20
13	OHL Mexico S.A.B. de C.V. ●	29
		380
	Netherlands - 2.9%
11	AerCap Holdings N.V. ●	157
1	Akzo Nobel N.V.	41
2	ASML Holding N.V.	174
2	Delta Lloyd N.V.	42
1	European Aeronautic Defence & Space Co. N.V.	25
1	Heineken N.V.	94
12	ING Groep N.V. ●	125
1	Koninklijke Philips Electronics N.V.	39
2	NXP Semiconductors N.V. ●	56
–	Unilever N.V.	13
1	Wolters Kluwer N.V.	19
		785
	Norway - 1.0%
1	Kongsberg Gruppen ASA	13
3	Storebrand ASA	18
10	Telenor ASA	223
		254
	Panama - 0.8%
2	Copa Holdings S.A. Class A	221

	Papua New Guinea - 0.5%
6	New Britain Palm Oil Ltd.	51
11	Oil Search Ltd.	85
		136
	Peru - 0.2%
8	Alicorp S.A.	28
–	Credicorp Ltd.	28
		56
	Philippines - 0.6%
38	BDO Unibank, Inc. ●	72
178	Robinsons Land Corp.	94
		166
	Poland - 0.2%
2	Alior Bank S.A. ●	40
1	Warsaw Stock Exchange	8
		48
	Portugal - 0.8%
46	Banco Espirito Santo S.A. ●	65
5	Galp Energia SGPS S.A.	82
1	Jeronimo Martins	25
9	Portugal Telecom SGPS S.A.	52
		224

4

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.6% - (continued)
	Russia - 0.2%
3	Sberbank of Russia ADR	$47

	Singapore - 0.8%
21	Biosensors International Group Ltd. ●	23
15	Fortune REIT	14
1	Jardine Cycle & Carriage Ltd.	49
16	Oversea-Chinese Banking Corp., Ltd.	126
		212
	South Africa - 0.2%
–	Naspers Ltd.	31
7	Raubex Group Ltd.	14
		45
	South Korea - 4.8%
–	CJ O Shopping Co., Ltd. ●	47
1	Daum Communications Corp. ●	86
–	Doosan Corp.	39
1	GS Holdings Corp. ●	78
–	GS Home Shopping, Inc.	16
4	Hana Financial Holdings	161
1	Hyundai Home Shopping Network Corp. ●	80
1	Hyundai Motor Co., Ltd. ●	115
–	KB Financial Group, Inc. ●	16
1	LIG Insurance Co., Ltd.	12
–	Lotte Chemical Corp. ●	12
–	Lotte Shopping Co. ●	17
1	Mando Corp.	57
–	Neo Holdings Co. Ltd ⌂●†	–
2	Nexen Tire Corp.	19
–	NHN Corp. ●	53
–	Samsung Electronics Co., Ltd.	286
–	Samsung Engineering Co., Ltd.	37
2	Shinhan Financial Group Co., Ltd. ●	93
–	Shinsegae Food Co., Ltd.	27
–	SK Telecom Co., Ltd.	29
		1,280
	Spain - 1.2%
3	Almirall S.A.	36
13	Banco Popular Espanol	12
10	Iberdrola S.A.	54
–	Industria de Diseno Textil S.A.	63
7	Repsol S.A.	154
		319
	Sweden - 2.8%
4	Alfa Laval Ab	77
4	Assa Abloy Ab	138
4	Atlas Copco Ab	106
1	Axis Communications Ab	27
4	Electrolux Ab Series B	93
3	Hennes & Mauritz Ab	98
4	SKF Ab Class B	91
1	Swedish Match Ab	36
3	Tele2 Ab Class B	55
3	Telefonaktiebolaget LM Ericsson Class B	31
		752
	Switzerland - 4.7%
1	Adecco S.A.	76
–	Belimon Holding AG	14
1	Cie Financiere Richemont	81
1	Credit Suisse Group AG	42
–	Geberit AG	11
–	Holcim Ltd.	30
–	Inficon Holdings AG	10
1	Julius Baer Group Ltd.	32
–	Kuehne & Nagel International AG	18
–	Lindt & Spruengli AG	11
1	Micronas Semiconductor Holding AG	13
3	Nestle S.A.	182
–	Novartis AG	31
–	Panalpina Welttransport Holding AG	14
–	Partners Group	11
1	Roche Holding AG	173
–	SGS S.A.	36
–	Swatch Group AG	47
3	Swiss Re Ltd.	241
–	Tecan Group AG	22
9	UBS AG	160
		1,255
	Taiwan - 0.9%
17	Chroma Ate, Inc.	37
28	Taiwan Semiconductor Manufacturing Co., Ltd.	96
3	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	53
37	WPG Holdings Co., Ltd.	50
		236
	Thailand - 1.2%
237	Asian Property Development Public Co., Ltd.	75
4	Bangkok Bank plc	29
2	Banpu PCL	22
228	Jasmine International PCL	46
33	PTT Chemical Public Co., Ltd. ●	87
19	Total Access Communication Public Co., Ltd.	54
		313
	Turkey - 0.2%
5	Turkcell Iletisim Hizmetleri A.S. ●	33
2	Turkcell Iletisim Hizmetleri A.S. ADR ●	25
		58
	United Kingdom - 13.4%
2	Aberdeen Asset Management plc	14
5	Amlin plc	32
11	Arm Holdings plc	153
1	AstraZeneca plc	54
3	AstraZeneca plc ADR	148
3	Babcock International Group plc	55
7	BAE Systems plc	40
6	Barclays Bank plc ADR	26
16	BG Group plc	293
5	BHP Billiton plc	180
25	BP plc	184
6	British American Tobacco plc	308
4	Burberry Group plc	82
10	Capita plc	125
1	Catlin Group Ltd.	12
4	Compass Group plc	48
1	Croda International plc	30
5	Diageo Capital plc	142
10	Direct Line Insurance Group plc ●	36
1	easyJet plc	10
1	Ensco plc	32
5	Ferrexpo plc	21
3	Fresnillo plc	88

5

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.6% - (continued)
	United Kingdom - 13.4% - (continued)
2	Halma plc	$12
4	Hammerson plc REIT	29
10	Hays plc	14
5	Home Retail Group	9
10	HSBC Holdings plc	118
4	Imperial Tobacco Group plc	140
8	International Consolidated Airlines Group S.A. ●	25
1	Intertek Group plc	29
2	Jardine Lloyd Thompson Group plc	20
2	Lancashire Holdings Ltd.	23
4	Luxfer Holdings plc	50
2	Marks & Spencer Group plc	11
2	Mothercare plc	10
6	NMC Health plc ●	25
3	Ophilr Energy plc ●	20
1	Paragon Group Companies plc	5
3	Persimmon plc	44
4	Prudential plc	61
1	Reckitt Benckiser Group plc	66
2	Redrow plc ●	7
1	Renishaw plc	16
3	Rexam plc	23
3	Rexam plc - Rights ⌂●†	3
1	Rio Tinto plc	61
2	Rolls-Royce Holdings plc	36
–	Rotork plc	15
4	Severn Trent plc	108
9	SIG plc	20
2	Smith & Nephew plc	20
1	Spectris plc	48
1	Spirax-Sarco Engineering plc	33
7	Standard Chartered plc	192
7	Tesco plc	37
16	Thomas Cook Group plc	17
1	Victrex plc	17
2	Virgin Media, Inc.	74
20	Vodafone Group plc	54
		3,605
	United States - 0.3%
1	Liberty Global, Inc. ●	67

	Total common stocks
	(cost $22,228)	$25,385

PREFERRED STOCKS - 0.4%
	Brazil - 0.2%
4	Cia Paranaense de Energie	$66

	Germany - 0.2%
–	Volkswagen AG N.V.	52

	Total preferred stocks
	(cost $106)	$118

EXCHANGE TRADED FUNDS - 1.3%
	Hong Kong - 0.1%
8	CSOP FTSE China A50 ETF ●	$12
13	iShares FTSE A50 China Index ETF	19
		31
	United States - 1.2%
7	iShares MSCI ACWI Index Fund	310

	Total exchange traded funds
	(cost $328)	$341

	Total long-term investments
	(cost $22,662)	$25,844

SHORT-TERM INVESTMENTS - 3.3%
	Repurchase Agreements - 3.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $127, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $130)
$127	0.16%, 01/31/2013	$127
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $95, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $96)
95	0.16%, 01/31/2013	95
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $57, collateralized by U.S. Treasury Note 0.25%, 2015, value of $58)
57	0.13%, 01/31/2013	57
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $127, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $129)
127	0.13%, 01/31/2013	127
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $87, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $88)
87	0.17%, 01/31/2013	87
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $212, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $216)
212	0.13%, 01/31/2013	212
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $149, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $152)
149	0.15%, 01/31/2013	149

6

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 3.3% - (continued)
	Repurchase Agreements - 3.3% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $2, collateralized by U.S. Treasury Note 0.63%, 2017, value of $2)
$2	0.12%, 01/31/2013		$2
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $21, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $22)
21	0.15%, 01/31/2013		21
			877
	Total short-term investments
	(cost $877)		$877

	Total investments
	(cost $23,539) ▲	99.6%	$26,721
	Other assets and liabilities	0.4%	103
	Total net assets	100.0%	$26,824

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $24,126 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,860
Unrealized Depreciation	(1,265)
Net Unrealized Appreciation	$2,595

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $13, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value and percentage of net assets of these securities rounds to zero.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $9 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

7

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2011 - 10/2011	80	China High Precision Automation Group Ltd.	$31
11/2012 - 12/2012	–	Neo Holdings Co. Ltd	$–
01/2013	3	Rexam plc - Rights	$–

At January 31, 2013, the aggregate value of these securities was $13, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BRL	Sell	02/01/2013	JPM	$13	$13	$–
CAD	Buy	02/04/2013	BCLY	1	1	–
CAD	Buy	02/05/2013	DEUT	3	3	–
CHF	Buy	02/04/2013	CSFB	5	5	–
EUR	Buy	02/05/2013	BNP	14	14	–
EUR	Buy	02/04/2013	CSFB	4	4	–
EUR	Buy	02/01/2013	JPM	11	11	–
EUR	Sell	02/04/2013	CSFB	11	11	–
EUR	Sell	02/01/2013	JPM	3	3	–
GBP	Buy	02/04/2013	HSBC	11	11	–
GBP	Buy	02/05/2013	SCB	37	37	–
GBP	Sell	02/01/2013	BMO	7	7	–
GBP	Sell	02/04/2013	HSBC	38	38	–
HKD	Sell	02/04/2013	JPM	8	8	–
JPY	Buy	02/01/2013	BOA	13	13	–
JPY	Buy	02/15/2013	SSG	9	8	(1)
JPY	Buy	03/14/2013	SSG	11	9	(2)
JPY	Sell	03/14/2013	BCLY	63	54	9
JPY	Sell	02/01/2013	DEUT	149	128	21
JPY	Sell	02/15/2013	DEUT	57	49	8
JPY	Sell	04/17/2013	DEUT	72	62	10
JPY	Sell	06/24/2013	DEUT	72	62	10
JPY	Sell	07/01/2013	DEUT	128	128	–
JPY	Sell	02/05/2013	JPM	3	3	–
JPY	Sell	02/04/2013	MSC	21	21	–
MXN	Buy	02/05/2013	JPM	1	1	–
MXN	Buy	02/06/2013	JPM	4	4	–
MXN	Buy	02/05/2013	MSC	5	5	–
						$55

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso

Index Abbreviations:
ACWI	All Country World

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

9

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of January 31, 2013
Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	4.1%
Banks (Financials)	9.1
Capital Goods (Industrials)	9.3
Commercial and Professional Services (Industrials)	2.6
Consumer Durables and Apparel (Consumer Discretionary)	3.4
Consumer Services (Consumer Discretionary)	1.1
Diversified Financials (Financials)	1.7
Energy (Energy)	7.6
Food and Staples Retailing (Consumer Staples)	1.8
Food, Beverage and Tobacco (Consumer Staples)	6.1
Health Care Equipment and Services (Health Care)	0.9
Household and Personal Products (Consumer Staples)	0.7
Insurance (Financials)	4.4
Materials (Materials)	8.5
Media (Consumer Discretionary)	1.5
Other Investment Pools and Funds (Financials)	1.2
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	6.2
Real Estate (Financials)	3.0
Retailing (Consumer Discretionary)	3.4
Semiconductors and Semiconductor Equipment (Information Technology)	4.3
Software and Services (Information Technology)	3.9
Technology Hardware and Equipment (Information Technology)	2.2
Telecommunication Services (Services)	4.0
Transportation (Industrials)	3.5
Utilities (Utilities)	1.8
Short-Term Investments	3.3
Other Assets and Liabilities	0.4
Total	100.0%

10

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$10	$10	$–	$–
Australia	571	–	571	–
Austria	81	24	57	–
Belgium	439	27	412	–
Brazil	898	898	–	–
Canada	973	953	20	–
China	787	312	475	–
Colombia	180	180	–	–
Denmark	294	34	260	–
Finland	138	–	138	–
France	2,011	198	1,813	–
Germany	1,240	69	1,171	–
Hong Kong	1,433	81	1,342	10
India	353	32	321	–
Indonesia	306	–	306	–
Ireland	253	107	146	–
Israel	196	196	–	–
Italy	279	–	279	–
Japan	4,079	55	4,024	–
Jersey	117	5	112	–
Luxembourg	64	64	–	–
Malaysia	204	–	204	–
Mauritius	20	–	20	–
Mexico	380	380	–	–
Netherlands	785	213	572	–
Norway	254	13	241	–
Panama	221	221	–	–
Papua New Guinea	136	51	85	–
Peru	56	56	–	–
Philippines	166	–	166	–
Poland	48	40	8	–
Portugal	224	82	142	–
Russia	47	–	47	–
Singapore	212	–	212	–
South Africa	45	14	31	–
South Korea	1,280	27	1,253	–
Spain	319	–	319	–
Sweden	752	36	716	–
Switzerland	1,255	50	1,205	–
Taiwan	236	53	183	–
Thailand	313	–	313	–
Turkey	58	25	33	–
United Kingdom	3,605	391	3,211	3
United States	67	67	–	–
Total	25,385	4,964	20,408	13
Exchange Traded Funds	341	341	–	–
Preferred Stocks	118	66	52	–
Short-Term Investments	877	–	877	–
Total	$26,721	$5,371	$21,337	$13
Foreign Currency Contracts*	58	–	58	–
Total	$58	$–	$58	$–
Liabilities:
Foreign Currency Contracts*	3	–	3	–
Total	$3	$–	$3	$–

11

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

♦	For the three-month period ended January 31, 2013, investments valued at $87 were transferred from Level 1 to Level 2, and investments valued at $377 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2013
Assets:
Common Stocks	$12	$—	$1	†	$—	$—	$—	$—	$—	$13
Total	$12	$—	$1		$—	$—	$—	$—	$—	$13

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $1.

12

The Hartford Dividend and Growth Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.2%
	Automobiles and Components - 1.5%
5,535	Ford Motor Co.	$71,681
951	Johnson Controls, Inc.	29,564
		101,245
	Banks - 6.2%
1,869	PNC Financial Services Group, Inc.	115,481
1,625	US Bancorp	53,771
7,454	Wells Fargo & Co.	259,618
		428,870
	Capital Goods - 7.3%
703	Boeing Co.	51,923
857	Deere & Co.	80,586
1,181	Eaton Corp. plc	67,255
4,142	General Electric Co.	92,290
1,447	Honeywell International, Inc.	98,749
1,255	Raytheon Co.	66,135
389	Siemens AG ADR	42,602
		499,540
	Diversified Financials - 7.6%
1,364	Ameriprise Financial, Inc.	90,492
3,109	Bank of America Corp.	35,192
417	BlackRock, Inc.	98,541
1,097	Citigroup, Inc.	46,228
4,381	JP Morgan Chase & Co.	206,146
523	Morgan Stanley	11,953
2,000	UBS AG ADR	34,737
		523,289
	Energy - 12.0%
1,462	Anadarko Petroleum Corp.	116,964
1,368	Baker Hughes, Inc.	61,156
1,747	BP plc ADR	77,789
1,154	Cameco Corp.	24,867
1,313	Chevron Corp.	151,211
1,696	EnCana Corp. ADR	32,837
2,653	Exxon Mobil Corp.	238,660
467	Halliburton Co.	18,998
1,091	Occidental Petroleum Corp.	96,345
575	Ultra Petroleum Corp. ●	10,478
		829,305
	Food and Staples Retailing - 1.3%
1,765	CVS Caremark Corp.	90,363

	Food, Beverage and Tobacco - 4.8%
1,509	General Mills, Inc.	63,278
1,680	PepsiCo, Inc.	122,378
931	Philip Morris International, Inc.	82,038
1,567	Unilever N.V. NY Shares ADR	63,429
		331,123
	Health Care Equipment and Services - 3.5%
1,985	Cardinal Health, Inc.	86,979
2,436	Medtronic, Inc.	113,520
694	UnitedHealth Group, Inc.	38,321
		238,820
	Household and Personal Products - 1.7%
1,513	Procter & Gamble Co.	113,733

	Insurance - 5.3%
1,390	ACE Ltd.	118,588
1,102	American International Group, Inc. ●	41,684
756	Marsh & McLennan Cos., Inc.	26,805
1,224	MetLife, Inc.	45,718
1,795	Principal Financial Group, Inc.	55,660
1,347	Prudential Financial, Inc.	77,989
		366,444
	Materials - 1.9%
1,259	Barrick Gold Corp.	40,196
2,915	Dow Chemical Co.	93,869
		134,065
	Media - 5.7%
3,953	Comcast Corp. Class A	150,542
783	Omnicom Group, Inc.	42,485
2,146	Time Warner, Inc.	108,439
1,645	Walt Disney Co.	88,621
		390,087
	Pharmaceuticals, Biotechnology and Life Sciences - 12.2%
1,230	AstraZeneca plc ADR	59,249
1,474	Bristol-Myers Squibb Co.	53,280
2,274	Eli Lilly & Co.	122,080
2,046	Johnson & Johnson	151,209
4,595	Merck & Co., Inc.	198,754
7,537	Pfizer, Inc.	205,621
1,376	Teva Pharmaceutical Industries Ltd. ADR	52,274
		842,467
	Retailing - 2.8%
2,495	Buck Holdings L.P. ⌂●†	1,868
804	J.C. Penney Co., Inc.	16,354
2,447	Lowe's Co., Inc.	93,449
1,301	Target Corp.	78,592
		190,263
	Semiconductors and Semiconductor Equipment - 2.2%
3,655	Intel Corp.	76,906
2,242	Texas Instruments, Inc.	74,173
		151,079
	Software and Services - 7.7%
468	Accenture plc	33,618
898	Automatic Data Processing, Inc.	53,214
1,048	eBay, Inc. ●	58,636
840	IBM Corp.	170,662
4,628	Microsoft Corp.	127,137
1,526	Oracle Corp.	54,172
1,793	Yahoo!, Inc. ●	35,190
		532,629
	Technology Hardware and Equipment - 3.8%
1,321	Avnet, Inc. ●	46,701
4,248	Cisco Systems, Inc.	87,391
3,443	Corning, Inc.	41,318
2,484	EMC Corp. ●	61,123
407	Qualcomm, Inc.	26,903
		263,436
	Telecommunication Services - 2.6%
5,109	AT&T, Inc.	177,744

	Transportation - 2.9%
2,452	Delta Air Lines, Inc. ●	34,064
836	FedEx Corp.	84,795

1

The Hartford Dividend and Growth Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.2% - (continued)
	Transportation - 2.9% - (continued)
1,049	United Parcel Service, Inc. Class B		$83,183
			202,042
	Utilities - 4.2%
1,408	Dominion Resources, Inc.		76,168
874	Edison International		42,133
1,654	Exelon Corp.		52,008
1,046	NextEra Energy, Inc.		75,362
1,605	Xcel Energy, Inc.		44,586
			290,257
	Total common stocks
	(cost $5,326,607)		$6,696,801

	Total long-term investments
	(cost $5,326,607)		$6,696,801

SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreements - 2.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $25,024, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $25,524)
$25,024	0.16%, 01/31/2013		$25,024
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $18,624, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $18,997)
18,624	0.16%, 01/31/2013		18,624
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $11,185, collateralized by U.S. Treasury Note 0.25%, 2015, value of $11,408)
11,184	0.13%, 01/31/2013		11,184
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $24,965, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $25,465)
24,965	0.13%, 01/31/2013		24,965
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $17,085, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $17,426)
17,085	0.17%, 01/31/2013		17,085
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $41,759, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $42,594)
41,759	0.13%, 01/31/2013		41,759
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $29,376, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $29,963)
29,376	0.15%, 01/31/2013		29,376
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $475, collateralized by U.S. Treasury Note 0.63%, 2017, value of $487)
475	0.12%, 01/31/2013		475
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $4,244, collateralized by
FHLMC 3.00% - 4.00%, 2026 - 2042,
FNMA 2.50% - 5.00%, 2027 - 2042, value
	of $4,329)
4,244	0.15%, 01/31/2013		4,244
			172,736
	Total short-term investments
	(cost $172,736)		$172,736

	Total investments
	(cost $5,499,343) ▲	99.7%	$6,869,537
	Other assets and liabilities	0.3%	21,058
	Total net assets	100.0%	$6,890,595

2

The Hartford Dividend and Growth Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $5,536,121 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,459,860
Unrealized Depreciation	(126,444)
Net Unrealized Appreciation	$1,333,416

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $1,868, which rounds to zero percent of total net assets.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,495	Buck Holdings L.P.	$453

At January 31, 2013, the aggregate value of these securities was $1,868, which rounds to zero percent of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Dividend and Growth Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$6,696,801	$6,694,933	$–	$1,868
Short-Term Investments	172,736	–	172,736	–
Total	$6,869,537	$6,694,933	$172,736	$1,868

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$2,405	$404	$(438	)*	$—	$—	$(503)	$—	$—	$1,868
Total	$2,405	$404	$(438)		$—	$—	$(503)	$—	$—	$1,868

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(438).

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 33.8%
		Austria - 0.1%
		OGX Austria GmbH
	$200	8.38%, 04/01/2022 ■	$179

		Brazil - 3.0%
		Banco BMG S.A.
	255	9.95%, 11/05/2019 §	233
		Banco Btg Pactual
	200	5.75%, 09/28/2022 ■	200
		Banco do Brasil
	590	5.88%, 01/26/2022 §	633
	405	6.25%, 04/15/2024 ■♠	402
		Brasil Telecom S.A.
BRL	300	9.75%, 09/15/2016 ■	158
		Centrais Eletricas Brasileiras S.A.
	200	5.75%, 10/27/2021 §	216
		Cia Saneamento Basico de Estado de Sao Paulo
	200	6.25%, 12/16/2020 §	219
		Fibria Overseas Finance Ltd.
	505	6.75%, 03/03/2021 §	555
		Globo Communicacao e Participacoes S.A.
	425	6.25%, 07/20/2015 §♠	462
		Hypermarcas
	315	6.50%, 04/20/2021 §	339
		Itau Unibanco Holding S.A.
	200	6.2%, 12/21/2021 ⌂§	219
		Net Servicos De Comnicacao S.A.
	432	7.50%, 01/27/2020	494
		Petrobras International Finance Co.
	310	7.88%, 03/15/2019 ╦	382
		RBS-Zero Hora Editora Journalistica
BRL	575	11.25%, 06/15/2017 §	296
		Samarco Mineracao S.A.
	205	4.13%, 11/01/2022 ■	204
		Tonon Bioenergia S.A.
	250	9.25%, 01/24/2020 ■	248
		Vale S.A.
	225	5.63%, 09/11/2042	229
		Voto-Votorantim Ltd.
	195	6.75%, 04/05/2021 §	231
			5,720
		British Virgin Islands - 1.4%
		CLP Power Hong Kong Ltd.
	200	4.75%, 03/19/2020 §	221
		CNPC General Capital
	200	3.95%, 04/19/2022 §	213
		Fita International Ltd.
	325	7.00%, 02/10/2020	362
		FPT Finance Ltd.
	440	6.38%, 09/28/2020 §	495
		Henson Finance Ltd.
	295	5.50%, 09/17/2019	324
		HLP Finance Ltd.
	200	4.75%, 06/25/2022 §	213
		Hong Kong Electric Finance Ltd.
	310	4.25%, 12/14/2020 §	334
		QGOG Atlantic/Alaskan Rigs
	165	5.25%, 07/30/2018 ■	171
		Skysea International Capital Management
	230	4.88%, 12/07/2021 §	255
			2,588
		Canada - 0.4%
		First Quantum Minerals Ltd
	200	7.25%, 10/15/2019 ■	204
		Pacific Rubiales Energy Corp.
	143	7.25%, 12/12/2021 ■	167
	310	7.25%, 12/12/2021 §	361
			732
		Cayman Islands - 1.8%
		Agile Property Holdings Ltd.
	285	8.88%, 04/28/2017 §	299
		Alliance Global Group, Inc.
	510	6.50%, 08/18/2017	564
		Grupo Aval Ltd.
	365	4.75%, 09/26/2022 ■	371
	200	4.75%, 09/26/2022 §	204
		Kaisa Group Holdings Ltd.
	400	12.88%, 09/18/2017 §	450
		KWG Property Holdings Ltd.
	400	13.25%, 03/22/2017 §	463
		MIE Holdings Corp.
	200	9.75%, 05/12/2016 §	216
		UOB Cayman Ltd.
	400	5.80%, 03/15/2016 §♠	423
		Virgolino de Oliveira Finance Ltd.
	200	11.75%, 02/09/2022 §	211
		Yuzhou Properties Co.
	215	11.75%, 10/25/2017 §	233
			3,434
		Chile - 2.1%
		AES Gener S.A.
	105	5.25%, 08/15/2021 ■	118
	110	5.25%, 08/15/2021 §	123
		Automotores Gildemeister
	200	8.25%, 05/24/2021 ■	222
		Automotores Gildemeister S.A.
	200	8.25%, 05/24/2021 §	222
		Bonos del Banco Central de Chile en Pesos
CLP	800,000	6.00%, 02/01/2016 - 03/01/2022	1,700
		Bonos del Banco Central de Chile en UF
CLP	399,132	3.00%, 02/01/2016 ◄	841
		CFR International S.p.A.
	220	5.13%, 12/06/2022 ■	227
		E.CL S.A.
	400	5.63%, 01/15/2021 §	453
			3,906
		China - 0.5%
		China SCE Property Holdings, Ltd.
	235	11.50%, 11/14/2017 §	248
		China Shanshui Cement Group
	200	10.50%, 04/27/2017 §	225
		Country Garden Holdings Co.
	235	7.50%, 01/10/2023 ■	239

1

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 33.8% - (continued)
		China - 0.5% - (continued)
		Longfor Properties Co., Ltd.
	$200	6.88%, 10/18/2019 §	$206
			918
		Colombia - 1.7%
		Banco Davivienda S.A.
	200	5.88%, 07/09/2022 ■	210
		Banco de Bogota S.A.
	200	5.00%, 01/15/2017 §	216
		Bancolombia S.A.
	75	5.13%, 09/11/2022	78
	551	6.13%, 07/26/2020 ‡	610
		Emgesa S.A.
COP	1,615,000	8.75%, 01/25/2021 §	1,080
		Empresa de Energia de Bogota
	435	6.13%, 11/10/2021 §	494
		Empresa de Telecomunicaciones de Bogota S.A.
COP	518,000	7.00%, 01/17/2023 ■	303
		Empresas Publicas de Medellin E.S.P.
COP	448,000	8.38%, 02/01/2021 §	295
			3,286
		Croatia - 0.3%
		Agrokor D.D.
	225	8.88%, 02/01/2020 ■	253
	200	8.88%, 02/01/2020 §	225
			478
		Georgia - 0.1%
		JSC Georgian Railway
	200	7.75%, 07/11/2022 §	234

		Germany - 0.1%
		Rearden G Holdings EINS GmbH
	255	7.88%, 03/30/2020 §	280

		Hong Kong - 1.8%
		Bank of East Asia Ltd.
	200	6.38%, 05/04/2022 §	228
		CNPC HK Overseas Capital Ltd.
	260	3.95%, 04/19/2022 ■╦	277
		Hongkong (The) Land Finance Co., Ltd.
	235	4.50%, 10/07/2025	242
		Hutchison Whampoa International Ltd.
	885	6.00%, 10/28/2015 §♠	936
		PCCW Capital Ltd.
	200	5.75%, 04/17/2022 §	218
		Shimao Property Holding Ltd.
	345	11.00%, 03/08/2018 §	388
		Sino Ltd.
	200	3.25%, 09/21/2017 §	200
		Sun Hung Kai Properties Capital Market Ltd.
	470	4.50%, 02/14/2022 §	501
		Zijin International Finance Co., Ltd.
	440	4.25%, 06/30/2016 §	469
			3,459
		India - 0.5%
		Bank of India London
	300	4.13%, 08/01/2017 ■	310
		ICICI Bank Ltd.
	200	4.70%, 02/21/2018 ■	210
	200	4.70%, 02/21/2018 §	210
		State Bank of Indian London
	200	4.13%, 08/01/2017 §	207
			937
		Indonesia - 0.1%
		Theta Capital Pte Ltd
	250	6.13%, 11/14/2020 §	258

		Ireland - 0.3%
		EuroChem Mineral & Chemical Co.
	200	5.13%, 12/12/2017 ■	205
		Sibur Securities Ltd.
	350	3.91%, 01/31/2018 ■	350
			555
		Israel - 0.7%
		Israel Electric Corp. Ltd.
	500	7.75%, 12/15/2027 ⌂§	558
	600	9.38%, 01/28/2020 ╦§	744
			1,302
		Jersey - 0.2%
		West China Cement, Ltd.
	400	7.50%, 01/25/2016 §	389

		Kazakhstan - 0.8%
		Halyk Savings Bank of Kazakhstan JSC
	155	9.25%, 10/16/2013 §	160
		Kazakhstan Temir Zholy
	200	6.95%, 07/10/2042 §	250
		Kazatomprom Natsionalnaya
	275	6.25%, 05/20/2015 §	294
		KazMunayGas National Co.
	425	7.00%, 05/05/2020 §	517
		Zhaikmunai LLP
	300	7.13%, 11/13/2019 ■	322
			1,543
		Luxembourg - 1.6%
		ALROSA Finance S.A.
	200	7.75%, 11/03/2020 §	235
		Altice Finco S.A.
	205	9.88%, 12/15/2020 ■	225
		European Investment Bank
ZAR	475	8.76%, 12/31/2018 ○	37
		Gaz Capital S.A.
	350	9.25%, 04/23/2019 §	456
		International Bank for Reconstruction & Development
ZMK	1,500,000	6.75%, 12/06/2013	269
		Minerva Luxembourg S.A.
	250	7.75%, 01/31/2023 ■	256
		SB Capital S.A.
	310	5.13%, 10/29/2022 ■	312
		VTB Capital S.A.
	685	6.88%, 05/29/2018 §	762

2

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 33.8% - (continued)
		Luxembourg - 1.6% - (continued)
		Yasar Holdings S.A. Via Willow No 2
	$400	9.63%, 10/07/2015 §	$417
			2,969
		Malaysia - 0.7%
		Axiata SPV1 Labuan Ltd.
	200	5.38%, 04/28/2020	227
		IOI Investment L Bhd.
	303	4.38%, 06/27/2022 §	315
		Malayan Banking Berhad
	415	3.25%, 09/20/2022 §	420
		Public Bank Bhd
	330	6.84%, 08/22/2036	349
			1,311
		Mexico - 3.1%
		Alpek S.A. de C.V.
	200	4.50%, 11/20/2022 ■	206
	200	4.50%, 11/20/2022 §	208
		America Movil S.A.B. de C.V.
	195	6.13%, 03/30/2040 ╦	242
MXN	5,820	6.45%, 12/05/2022	482
		Controladora Mabe S.A. de C.V.
	1,443	7.88%, 10/28/2019 §	1,696
		Empresas ICA, S.A.B. de C.V.
	215	8.38%, 07/24/2017 ■	225
	385	8.38%, 07/24/2017 §	402
	1,048	8.90%, 02/04/2021 §	1,100
		Mexichem S.A.B. de C.V.
	400	4.88%, 09/19/2022 ⌂§	421
		Sigma Alimentos S.A.
	450	5.63%, 04/14/2018 §	511
		Southern Copper Corp.
	335	6.75%, 04/16/2040	392
			5,885
		Netherlands - 1.3%
		Access Finance B.V.
	200	7.25%, 07/25/2017 ■	213
		AJE Group
	260	6.50%, 05/14/2022 ■	286
		Ajecorp B.V.
	300	6.50%, 05/14/2022 §	330
		Indo Energy Finance II B.V.
	600	6.38%, 01/24/2023 ■	612
		Marfrig Holding Europe B.V.
	375	9.88%, 07/24/2017 ■	369
		OSX 3 Leasing B.V.
	170	9.25%, 03/20/2015 §	176
		VimpelCom Holdings B.V.
	400	7.50%, 03/01/2022 §	456
			2,442
		Panama - 0.1%
		AES Panama S.A.
	190	6.35%, 12/21/2016 §	209

		Paraguay - 0.1%
		Banco Continental S.A.E.C.A
	150	8.88%, 10/15/2017 §	165

		Peru - 0.8%
		Banco de Credito del Peru/Panama
	220	5.38%, 09/16/2020 §	245
	190	6.88%, 09/16/2026 ■	219
	441	6.88%, 09/16/2026 §	507
		Corporacion Jose R. Lindley S.A.
	87	6.75%, 11/23/2021 ■	101
	330	6.75%, 11/23/2021 §	382
			1,454
		Philippines - 0.3%
		SM Investments Corp.
	200	4.25%, 10/17/2019 §	203
	265	5.50%, 10/13/2017	283
			486
		Qatar (State of) - 0.5%
		Nakilat, Inc.
	323	6.27%, 12/31/2033 §	397
		Ras Laffan Liquefied Natural Gas Co., Ltd.
	500	5.84%, 09/30/2027 §	600
			997
		Russia - 2.9%
		Gazprom Neft OAO via GPN Capital S.A.
	345	4.38%, 09/19/2022 ■	346
	200	4.38%, 09/19/2022 §	201
		Home Credit & Finance Bank
	200	9.38%, 04/24/2020 §	215
		Rosneft Oil Co.
	290	4.20%, 03/06/2022 ■	290
	220	4.20%, 03/06/2022 §	220
		Russian Agricultural Bank OJSC
RUB	34,900	8.70%, 03/17/2016 §	1,192
		RZD Capital Ltd.
RUB	69,900	8.30%, 04/02/2019 §	2,440
		SB Capital S.A.
	200	5.72%, 06/16/2021 §	223
		Severstal OAO
	200	5.90%, 10/17/2022 ■	206
		VTB Capital S.A.
	225	6.95%, 10/17/2022 ■	238
			5,571
		Singapore - 0.8%
		DBS Bank Ltd.
	200	3.63%, 09/21/2022 §	209
		DBS Group Holdings Ltd.
	450	3.63%, 09/21/2022 ■╦	470
		Oversea-Chinese Banking Corp., Ltd.
	733	3.75%, 11/15/2022 ╦	772
			1,451
		South Africa - 0.1%
		Eskom Holdings Ltd.
ZAR	900	10.01%, 12/31/2018 ○	63
ZAR	2,060	10.63%, 08/18/2027 ○	65
ZAR	700	10.73%, 12/31/2032 ○	13
		Transnet Ltd.
ZAR	1,000	10.00%, 03/30/2029	122
			263
		South Korea - 1.2%
		Doosan Infracore Co., Ltd
	465	3.25%, 10/05/2042 §Δ	465

3

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 33.8% - (continued)
		South Korea - 1.2% - (continued)
		Export-Import Bank of Korea
	$200	5.00%, 04/11/2022	$229
		Korea Development Bank
	400	3.88%, 05/04/2017 ╦	433
		Korea Hydro & Nuclear Power Co., Ltd.
	300	3.00%, 09/19/2022 §	292
		Korea National Oil Corp.
	400	3.13%, 04/03/2017 §	418
		Shinhan Bank
	365	6.82%, 09/20/2036	401
			2,238
		Spain - 0.5%
		Banco Santander S.A.
	205	4.13%, 11/09/2022 ■	207
		Cemex Espana Luxembourg
	330	9.25%, 05/12/2020 §	355
	380	9.88%, 04/30/2019 §	426
			988
		Thailand - 0.4%
		Bangkok Bank plc
	450	4.80%, 10/18/2020 §	496
		PTT Global Chemical PCL
	200	4.25%, 09/19/2022 ⌂§	206
			702
		Turkey - 1.0%
		Akbank T.A.S.
	235	3.88%, 10/24/2017 ■	240
	300	5.00%, 10/24/2022 §	313
		Turkiye Garanti Bankasi A.S.
	200	4.00%, 09/13/2017 §	205
	210	5.25%, 09/13/2022 ■	223
	200	5.25%, 09/13/2022 §	213
		Turkiye Halk Bankasi A.S.
	265	3.88%, 02/05/2020 ■☼	262
		Turkiye Is Bankasi A.S.
	375	6.00%, 10/24/2022 ■	394
			1,850
		United Arab Emirates - 0.6%
		Abu Dhabi National Energy Co.
	200	3.63%, 01/12/2023 ■	199
	230	5.88%, 12/13/2021 §	269
		Dolphin Energy Ltd.
	200	5.50%, 12/15/2021 ■	230
	200	5.50%, 12/15/2021 §	230
		DP World Ltd.
	250	6.85%, 07/02/2037 §	288
			1,216
		United Kingdom - 0.5%
		European Bank for Reconstruction & Development
ZAR	550	8.76%, 12/31/2020 ○	38
		Standard Bank plc
	300	8.13%, 12/02/2019	355
		Vedanta Resources plc
	300	8.25%, 06/07/2021 §	345
	110	9.50%, 07/18/2018 §	130
			868
		United States - 1.3%
		Cemex Finance LLC
	850	9.38%, 10/12/2022 ■	960
		International Bank for Reconstruction & Development
NGN	44,000	14.50%, 03/28/2013	282
		Reliance Holdings USA, Inc.
	500	4.50%, 10/19/2020 §	532
	250	5.40%, 02/14/2022 §	277
		Sasol Financing International plc
	210	4.50%, 11/14/2022	207
		Tingyi (C.I.) Holding Corp.
	200	3.88%, 06/20/2017 §	214
			2,472
		Venezuela - 0.1%
		Petroleos de Venezuela S.A.
	170	9.00%, 11/17/2021 §	161

		Total corporate bonds
		(cost $61,814)	$63,896

FOREIGN GOVERNMENT OBLIGATIONS - 55.9%
		Brazil - 3.7%
		Brazil (Republic of)
BRL	2,150	6.00%, 08/15/2030 - 08/15/2050 ◄	$1,393
BRL	2,983	8.14%, 01/01/2016 ○	1,179
BRL	8,380	10.00%, 01/01/2015 - 01/01/2023	4,352
			6,924
		Colombia - 1.7%
		Colombia (Republic of)
COP	1,041,116	4.25%, 05/17/2017 ◄	641
COP	3,012,900	7.50%, 08/26/2026	2,011
	156	10.00%, 07/25/2024 ■	174
COP	575,200	11.00%, 07/24/2020	443
			3,269
		Ghana - 0.3%
		Ghana (Republic of)
	450	21.00%, 10/29/2015 ■Δ	493

		Greece - 1.2%
		Hellenic Republic
EUR	80	2.00%, 02/24/2030 Δ	48
EUR	3,938	2.00%, 02/24/2026 - 02/24/2042	2,256
			2,304
		Hungary - 7.8%
		Hungary (Republic of)
HUF	429,450	5.50%, 02/12/2014 - 02/12/2016	1,998
HUF	146,760	6.50%, 06/24/2019	700
HUF	1,331,030	6.75%, 08/22/2014 - 10/22/2028	6,386
HUF	241,990	7.00%, 06/24/2022	1,176
HUF	332,180	7.50%, 11/12/2020	1,682
HUF	360,870	7.75%, 08/24/2015	1,766
HUF	234,970	8.00%, 02/12/2015	1,148
			14,856

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 55.9% - (continued)
		Indonesia - 0.9%
		Indonesia (Republic of)
IDR	3,100,000	5.25%, 05/15/2018	$326
IDR	11,535,000	8.25%, 06/15/2032	1,410
			1,736
		Israel - 1.8%
		Israel (Government of)
ILS	235	5.00%, 01/31/2020	69
ILS	5,197	5.50%, 01/31/2022 - 01/31/2042	1,482
ILS	205	6.00%, 02/28/2019	64
ILS	5,386	6.25%, 10/30/2026	1,725
			3,340
		Malaysia - 2.5%
		Malaysia (Government of)
MYR	719	3.74%, 02/27/2015	234
MYR	2,026	4.01%, 09/15/2017	674
MYR	1,815	4.16%, 07/15/2021	609
MYR	2,983	4.24%, 02/07/2018	1,003
MYR	2,211	4.26%, 09/15/2016	738
MYR	1,551	4.38%, 11/29/2019	528
MYR	2,980	5.09%, 04/30/2014	983
			4,769
		Mexico - 5.6%
		Mexican Bonos
MXN	1,717	7.75%, 11/13/2042	164
		Mexican Bonos De Desarrollo
MXN	16,908	6.00%, 06/18/2015	1,376
MXN	3,954	7.50%, 06/03/2027	370
MXN	18,467	8.50%, 05/31/2029 - 11/18/2038	1,890
MXN	12,429	10.00%, 11/20/2036	1,453
		United Mexican States
MXN	998	7.75%, 12/14/2017	89
MXN	40,793	8.00%, 12/19/2013	3,307
MXN	23,023	9.50%, 12/18/2014	1,972
			10,621
		Nigeria - 1.2%
		Nigeria Treasury Bond
	250	7.00%, 10/25/2019 ■	325
NGN	12,170	7.00%, 10/23/2019	63
	491	16.00%, 07/02/2019 ■	588
NGN	151,765	16.39%, 01/27/2022	1,242
			2,218
		Peru - 2.7%
		Peru (Republic of)
PEN	3,188	6.85%, 02/12/2042	1,570
PEN	1,384	8.20%, 08/12/2026	751
		Peru Bono Soberano
PEN	4,335	6.90%, 08/12/2037	2,140
PEN	808	6.95%, 08/12/2031	395
PEN	601	7.84%, 08/12/2020	293
			5,149
		Philippines - 2.7%
		Philippines (Republic of)
PHP	11,360	4.63%, 07/05/2017	293
PHP	15,730	5.00%, 08/18/2018	413
PHP	11,960	5.88%, 01/31/2018	327
PHP	43,425	6.25%, 10/20/2026	1,272
PHP	41,850	8.00%, 07/19/2031	1,393
PHP	39,355	8.13%, 12/16/2035	1,354
			5,052
		Poland - 5.3%
		Poland (Republic of)
PLN	1,865	4.75%, 10/25/2016	633
PLN	4,841	5.25%, 10/25/2017 - 10/25/2020	1,715
PLN	1,220	5.50%, 10/25/2019	440
PLN	19,961	5.75%, 04/25/2014 - 04/25/2029	7,340
			10,128
		Romania - 1.1%
		Romania (Government of)
RON	1,080	5.80%, 10/26/2015	335
RON	2,570	5.85%, 07/28/2014	797
RON	3,110	5.95%, 06/11/2021	969
			2,101
		Russia - 2.6%
		Russia (Federation of)
RUB	85,000	7.85%, 03/10/2018 §	3,079
	1,600	8.15%, 02/03/2027 ■Δ	1,820
			4,899
		South Africa - 5.2%
		South Africa (Republic of)
ZAR	29,212	6.25%, 03/31/2036	2,610
ZAR	26,030	7.00%, 02/28/2031	2,663
ZAR	9,020	7.75%, 02/28/2023	1,073
ZAR	1,885	8.00%, 12/21/2018	231
ZAR	21,195	8.75%, 02/28/2048	2,469
ZAR	5,425	10.50%, 12/21/2026	771
			9,817
		South Korea - 3.1%
		Korea (Republic of)
KRW	2,748,580	3.25%, 12/10/2014	2,546
KRW	2,203,930	3.50%, 06/10/2014 - 03/10/2017	2,054
KRW	414,580	4.00%, 09/10/2015	392
KRW	736,870	4.50%, 03/10/2015	701
KRW	195,180	5.25%, 09/10/2015	190
			5,883
		Turkey - 6.5%
		Turkey (Republic of)
TRY	2,163	2.50%, 05/04/2016 ◄	1,319
TRY	6,324	3.00%, 02/23/2022 ◄	4,234
TRY	3,846	4.00%, 04/29/2015 - 04/01/2020 ◄	2,589
TRY	305	9.00%, 01/27/2016	187
TRY	6,780	10.00%, 12/04/2013	3,990
			12,319
		Total foreign government obligations
		(cost $100,420)	$105,878

		Total long-term investments
		(cost $162,234)	$169,774

5

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 5.8%
	Repurchase Agreements - 5.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,581, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $1,613)
$1,581	0.16%, 01/31/2013		$1,581
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in
the amount of $1,177, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $1,200)
1,177	0.16%, 01/31/2013		1,177
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $707, collateralized by U.S. Treasury Note 0.25%, 2015, value of $721)
707	0.13%, 01/31/2013		707
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,577, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $1,609)
1,577	0.13%, 01/31/2013		1,577
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,079, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $1,101)
1,079	0.17%, 01/31/2013		1,079
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,638, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $2,691)
2,638	0.13%, 01/31/2013		2,638
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,856, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $1,893)
1,856	0.15%, 01/31/2013		1,856
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $30, collateralized by U.S. Treasury Note 0.63%, 2017, value of $31)
30	0.12%, 01/31/2013		30
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $268, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $273)
268	0.15%, 01/31/2013		268
			10,913
	Total short-term investments
	(cost $10,913)		$10,913

	Total investments
	(cost $173,147) ▲	95.5%	$180,687
	Other assets and liabilities	4.5%	8,488
	Total net assets	100.0%	$189,175

6

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $173,151 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,351
Unrealized Depreciation	(815)
Net Unrealized Appreciation	$7,536

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $16,239, which represents 8.6% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $43,049, which represents 22.8% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $262 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $297 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $549, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2012 - 01/2013	$500	Israel Electric Corp. Ltd., 7.75%, 12/15/2027 - Reg S	$549
09/2012	$200	Itau Unibanco Holding S.A., 6.20%, 12/21/2021 - Reg S	214
10/2012 - 01/2013	$400	Mexichem S.A.B. de C.V., 4.88%, 09/19/2022 - Reg S	426
10/2012	$200	PTT Global Chemical PCL, 4.25%, 09/19/2022 - Reg S	206

At January 31, 2013, the aggregate value of these securities was $1,404, which represents 0.7% of total net assets.

7

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
ARS	Buy	08/30/2013	BOA	$466	$478	$12
ARS	Sell	08/30/2013	BOA	460	478	(18)
ARS	Sell	04/10/2013	UBS	384	385	(1)
ARS	Sell	07/10/2013	UBS	716	717	(1)
ARS	Sell	01/10/2014	UBS	311	310	1
AUD	Buy	03/20/2013	NAB	198	197	(1)
AUD	Sell	03/20/2013	BCLY	205	203	2
AUD	Sell	03/20/2013	BOA	126	125	1
AUD	Sell	03/20/2013	DEUT	109	109	–
AUD	Sell	03/20/2013	JPM	142	140	2
AUD	Sell	03/20/2013	NAB	2,700	2,676	24
AUD	Sell	03/20/2013	WEST	445	442	3
BRL	Buy	03/04/2013	BCLY	81	83	2
BRL	Buy	03/04/2013	DEUT	360	375	15
BRL	Buy	02/08/2013	JPM	466	482	16
BRL	Buy	03/04/2013	JPM	246	263	17
BRL	Buy	03/04/2013	MSC	9,549	10,040	491
BRL	Buy	03/04/2013	SSG	212	218	6
BRL	Buy	02/08/2013	UBS	721	745	24
BRL	Buy	03/04/2013	UBS	2,134	2,214	80
BRL	Buy	03/04/2013	UBS	270	270	–
BRL	Sell	03/04/2013	JPM	15	15	–
BRL	Sell	03/04/2013	MSC	5,055	5,321	(266)
BRL	Sell	03/04/2013	UBS	357	368	(11)
CAD	Buy	03/20/2013	RBC	91	90	(1)
CAD	Sell	03/20/2013	DEUT	96	95	1
CAD	Sell	03/20/2013	JPM	532	526	6
CAD	Sell	03/20/2013	MSC	111	110	1
CAD	Sell	03/20/2013	RBC	2,265	2,238	27
CAD	Sell	03/20/2013	UBS	203	200	3
CLP	Buy	02/08/2013	BOA	1,380	1,398	18
CLP	Buy	12/09/2013	BOA	1,325	1,347	22
CLP	Buy	02/08/2013	SSG	4,114	4,193	79
CLP	Buy	12/09/2013	SSG	3,961	4,041	80
CLP	Buy	03/20/2013	UBS	1,532	1,552	20
CLP	Buy	06/06/2013	UBS	5,294	5,504	210
CLP	Buy	08/08/2013	UBS	5,287	5,465	178
CLP	Buy	10/22/2013	UBS	5,352	5,468	116
CLP	Sell	03/20/2013	BOA	1,749	1,761	(12)
CLP	Sell	06/07/2013	BOA	1,357	1,376	(19)
CLP	Sell	08/08/2013	BOA	1,344	1,366	(22)
CLP	Sell	02/08/2013	SSG	1,084	1,118	(34)
CLP	Sell	03/20/2013	SSG	516	516	–
CLP	Sell	06/07/2013	SSG	4,048	4,128	(80)
CLP	Sell	08/08/2013	SSG	4,021	4,098	(77)
CLP	Sell	02/08/2013	UBS	4,327	4,472	(145)
CLP	Sell	03/20/2013	UBS	2,453	2,485	(32)
CLP	Sell	04/22/2013	UBS	5,461	5,581	(120)
CLP	Sell	06/06/2013	UBS	5,328	5,505	(177)
CNY	Buy	11/14/2014	JPM	2,548	2,602	54
CNY	Sell	11/14/2014	DEUT	823	818	5
CNY	Sell	11/14/2014	JPM	1,800	1,784	16
COP	Buy	03/20/2013	BNP	149	149	–
COP	Buy	03/20/2013	BOA	521	519	(2)
COP	Buy	03/20/2013	CBK	5,942	6,020	78

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
COP	Buy	03/20/2013	CSFB	$200	$199	$(1)
COP	Buy	02/08/2013	UBS	319	322	3
COP	Buy	03/20/2013	UBS	2,145	2,152	7
COP	Sell	03/20/2013	BOA	883	881	2
COP	Sell	03/20/2013	CBK	4,093	4,157	(64)
COP	Sell	02/08/2013	JPM	402	415	(13)
COP	Sell	02/08/2013	UBS	136	141	(5)
CZK	Buy	03/20/2013	BOA	86	88	2
CZK	Sell	03/20/2013	BNP	75	75	–
CZK	Sell	03/20/2013	BOA	1,236	1,265	(29)
EGP	Buy	03/11/2013	JPM	479	423	(56)
EGP	Buy	03/20/2013	JPM	727	657	(70)
EGP	Sell	03/11/2013	JPM	97	97	–
EGP	Sell	03/11/2013	JPM	97	97	–
EUR	Buy	03/20/2013	CSFB	136	139	3
EUR	Buy	03/20/2013	DEUT	122	124	2
EUR	Sell	03/20/2013	BCLY	2,754	2,859	(105)
EUR	Sell	02/07/2013	CBK	679	692	(13)
EUR	Sell	05/06/2013	CBK	1,029	1,078	(49)
EUR	Sell	08/13/2013	CBK	474	513	(39)
EUR	Sell	03/20/2013	JPM	1,736	1,777	(41)
EUR	Sell	05/06/2013	JPM	327	340	(13)
EUR	Sell	03/20/2013	MSC	391	401	(10)
HRK	Sell	03/20/2013	JPM	1,741	1,794	(53)
HUF	Buy	02/05/2013	BCLY	771	771	–
HUF	Buy	03/20/2013	BCLY	763	779	16
HUF	Buy	03/20/2013	BOA	1,700	1,716	16
HUF	Buy	03/20/2013	GSC	1,439	1,459	20
HUF	Buy	03/20/2013	JPM	2,299	2,313	14
HUF	Sell	03/20/2013	BCLY	1,476	1,496	(20)
HUF	Sell	03/20/2013	BOA	6,198	6,255	(57)
HUF	Sell	03/20/2013	DEUT	1,053	1,078	(25)
HUF	Sell	03/20/2013	GSC	751	758	(7)
HUF	Sell	03/20/2013	JPM	161	165	(4)
HUF	Sell	10/29/2013	JPM	781	789	(8)
HUF	Sell	03/20/2013	UBS	64	64	–
HUF	Sell	03/20/2013	WEST	579	595	(16)
IDR	Buy	02/21/2013	BCLY	331	328	(3)
IDR	Buy	03/20/2013	BCLY	608	613	5
IDR	Buy	02/21/2013	BOA	368	372	4
IDR	Buy	03/20/2013	BOA	786	787	1
IDR	Buy	03/20/2013	BOA	2,142	2,136	(6)
IDR	Buy	03/20/2013	DEUT	699	704	5
IDR	Buy	02/21/2013	JPM	521	519	(2)
IDR	Buy	03/20/2013	JPM	1,050	1,057	7
IDR	Buy	03/20/2013	JPM	348	347	(1)
IDR	Buy	03/20/2013	SCB	662	671	9
IDR	Buy	02/21/2013	UBS	9,345	9,300	(45)
IDR	Sell	03/20/2013	CBK	268	270	(2)
IDR	Sell	03/20/2013	JPM	597	600	(3)
ILS	Buy	02/04/2013	JPM	2	2	–
ILS	Sell	03/20/2013	BOA	400	406	(6)
ILS	Sell	03/20/2013	JPM	2,666	2,721	(55)
ILS	Sell	03/20/2013	WEST	466	469	(3)
INR	Buy	03/20/2013	BCLY	103	107	4
INR	Buy	03/20/2013	BOA	189	194	5
INR	Buy	03/20/2013	DEUT	236	245	9

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
INR	Buy	03/20/2013	SCB	$2,833	$2,908	$75
ISN	Buy	02/07/2013	CBK	408	413	5
ISN	Buy	02/07/2013	CBK	310	295	(15)
ISN	Buy	05/06/2013	CBK	1,034	1,109	75
ISN	Buy	08/13/2013	CBK	485	533	48
JPY	Buy	03/21/2013	CSFB	781	750	(31)
JPY	Sell	03/21/2013	BOA	96	91	5
JPY	Sell	03/21/2013	CSFB	1,341	1,215	126
JPY	Sell	03/21/2013	DEUT	130	120	10
JPY	Sell	03/21/2013	WEST	101	96	5
KRW	Buy	03/20/2013	BOA	272	269	(3)
KRW	Sell	03/20/2013	BCLY	1,230	1,211	19
KRW	Sell	03/20/2013	BOA	3,087	3,050	37
KRW	Sell	03/20/2013	JPM	1,867	1,839	28
KZT	Sell	02/21/2013	CBK	1,031	1,044	(13)
KZT	Sell	02/21/2013	CSFB	61	62	(1)
KZT	Sell	02/21/2013	JPM	605	609	(4)
MAD	Buy	03/06/2013	JPM	744	757	13
MAD	Sell	03/06/2013	BCLY	207	213	(6)
MAD	Sell	03/06/2013	CBK	354	369	(15)
MAD	Sell	03/06/2013	JPM	411	426	(15)
MXN	Buy	03/20/2013	BNP	415	426	11
MXN	Buy	03/20/2013	JPM	10,297	10,347	50
MXN	Buy	03/20/2013	RBC	1,566	1,576	10
MXN	Buy	03/20/2013	RBC	606	600	(6)
MXN	Buy	03/20/2013	UBS	312	314	2
MXN	Buy	03/20/2013	UBS	623	621	(2)
MXN	Sell	03/20/2013	BNP	1,268	1,298	(30)
MXN	Sell	03/20/2013	JPM	2,646	2,659	(13)
MXN	Sell	03/20/2013	RBC	727	732	(5)
MYR	Buy	03/20/2013	BCLY	300	298	(2)
MYR	Buy	03/21/2013	BCLY	686	671	(15)
MYR	Buy	03/20/2013	BOA	713	696	(17)
MYR	Buy	03/21/2013	BOA	716	699	(17)
MYR	Buy	10/25/2013	BOA	396	383	(13)
MYR	Buy	03/20/2013	DEUT	362	356	(6)
MYR	Buy	03/21/2013	DEUT	9,483	9,334	(149)
MYR	Buy	03/21/2013	JPM	1,122	1,094	(28)
MYR	Sell	03/21/2013	DEUT	284	280	4
MYR	Sell	03/20/2013	UBS	550	538	12
NOK	Buy	03/20/2013	JPM	111	113	2
NOK	Buy	03/20/2013	UBS	1,353	1,394	41
NOK	Sell	03/20/2013	JPM	1,473	1,507	(34)
NZD	Buy	03/20/2013	CBA	208	209	1
NZD	Sell	03/20/2013	BCLY	188	188	–
NZD	Sell	03/20/2013	BOA	112	113	(1)
NZD	Sell	03/20/2013	DEUT	116	117	(1)
NZD	Sell	03/20/2013	NAB	2,404	2,393	11
NZD	Sell	03/20/2013	WEST	386	385	1
PEN	Buy	03/20/2013	BNP	3,033	3,025	(8)
PEN	Buy	03/20/2013	BOA	140	138	(2)
PEN	Buy	03/20/2013	CSFB	87	85	(2)
PEN	Buy	03/20/2013	DEUT	187	186	(1)
PEN	Buy	03/20/2013	SSG	176	174	(2)
PEN	Buy	03/20/2013	UBS	211	209	(2)
PEN	Sell	03/20/2013	BNP	3,480	3,471	9

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
PEN	Sell	03/20/2013	UBS	$267	$265	$2
PHP	Buy	03/20/2013	DEUT	193	192	(1)
PHP	Buy	03/20/2013	JPM	382	383	1
PHP	Buy	03/20/2013	JPM	254	253	(1)
PHP	Sell	03/20/2013	CBK	1,246	1,242	4
PHP	Sell	07/03/2013	CBK	76	79	(3)
PHP	Sell	03/20/2013	CSFB	761	768	(7)
PHP	Sell	08/06/2013	DEUT	1,113	1,150	(37)
PHP	Sell	03/20/2013	JPM	951	948	3
PHP	Sell	07/03/2013	JPM	1,002	1,043	(41)
PHP	Sell	08/06/2013	JPM	299	310	(11)
PHP	Sell	07/03/2013	SCB	840	876	(36)
PLN	Buy	03/20/2013	BCLY	449	452	3
PLN	Buy	03/20/2013	BOA	8,300	8,452	152
PLN	Buy	03/20/2013	DEUT	234	233	(1)
PLN	Buy	03/20/2013	GSC	406	414	8
PLN	Buy	03/20/2013	JPM	631	642	11
PLN	Buy	03/20/2013	JPM	482	481	(1)
PLN	Buy	02/05/2013	MSC	310	310	–
PLN	Buy	03/20/2013	MSC	196	196	–
PLN	Sell	03/20/2013	BOA	409	417	(8)
PLN	Sell	03/20/2013	GSC	636	634	2
PLN	Sell	02/28/2013	MSC	309	309	–
PLN	Sell	03/20/2013	WEST	578	577	1
RON	Sell	02/21/2013	BOA	69	77	(8)
RON	Sell	03/20/2013	CBK	737	777	(40)
RON	Sell	02/21/2013	JPM	1,247	1,390	(143)
RON	Sell	03/20/2013	JPM	1,624	1,674	(50)
RUB	Buy	02/21/2013	BOA	771	826	55
RUB	Buy	03/20/2013	DEUT	357	368	11
RUB	Buy	03/20/2013	GSC	355	360	5
RUB	Buy	02/21/2013	JPM	332	349	17
RUB	Buy	03/20/2013	JPM	2,037	2,066	29
RUB	Buy	03/20/2013	UBS	4,333	4,458	125
RUB	Sell	03/20/2013	JPM	769	773	(4)
RUB	Sell	03/20/2013	UBS	2,213	2,277	(64)
SGD	Sell	03/20/2013	BOA	1,523	1,502	21
SGD	Sell	03/20/2013	JPM	260	258	2
THB	Buy	03/20/2013	BCLY	460	461	1
THB	Buy	03/20/2013	BOA	895	913	18
THB	Buy	03/20/2013	CBK	3,647	3,756	109
THB	Buy	03/20/2013	DEUT	489	504	15
THB	Buy	03/20/2013	JPM	611	618	7
THB	Buy	03/20/2013	MSC	5,845	6,016	171
THB	Buy	03/20/2013	UBS	707	724	17
THB	Sell	03/20/2013	MSC	454	468	(14)
THB	Sell	03/20/2013	SCB	147	151	(4)
TND	Buy	03/06/2013	CBK	351	360	9
TND	Buy	03/06/2013	JPM	551	562	11
TND	Sell	03/06/2013	CBK	665	674	(9)
TRY	Buy	03/20/2013	BOA	8,038	8,165	127
TRY	Buy	06/04/2013	BOA	224	224	–
TRY	Buy	06/04/2013	DEUT	1,966	2,217	251
TRY	Buy	03/20/2013	JPM	1,923	1,953	30
TRY	Buy	03/20/2013	UBS	360	362	2
TRY	Sell	03/20/2013	BOA	1,710	1,738	(28)
TRY	Sell	03/20/2013	JPM	3,249	3,310	(61)

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
TRY	Sell	03/20/2013	WEST	$404	$408	$(4)
UYU	Sell	03/20/2013	HSBC	132	135	(3)
UYU	Sell	03/26/2013	HSBC	185	189	(4)
UYU	Sell	03/18/2013	JPM	357	365	(8)
VND	Buy	03/27/2013	HSBC	150	152	2
ZAR	Buy	03/20/2013	BCLY	476	459	(17)
ZAR	Buy	03/20/2013	BOA	5,418	5,270	(148)
ZAR	Buy	03/20/2013	CSFB	832	824	(8)
ZAR	Buy	03/20/2013	JPM	1,007	1,008	1
ZAR	Buy	03/20/2013	JPM	2,137	2,060	(77)
ZAR	Buy	03/20/2013	UBS	361	364	3
ZAR	Buy	03/20/2013	UBS	242	233	(9)
ZAR	Sell	03/20/2013	BOA	2,532	2,463	69
ZAR	Sell	03/20/2013	JPM	419	399	20
ZAR	Sell	03/20/2013	RBC	507	485	22
ZAR	Sell	03/20/2013	WEST	291	284	7
						$536

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
China (People's Republic of)	BCLY	$580	(1.00)% / 0.62%	09/20/17	$12	$(10)	$(22)
China (People's Republic of)	BCLY	650	(1.00)% / 0.66%	12/20/17	(8)	(11)	(3)
China (People's Republic of)	BOA	465	(1.00)% / 0.66%	12/20/17	(6)	(8)	(2)
China (People's Republic of)	DEUT	1,166	(1.00)% / 0.62%	09/20/17	–	(20)	(20)
Malaysia (Government of)	DEUT	673	(1.00)% / 0.88%	06/20/17	14	(5)	(19)
Total					$12	$(54)	$(66)
Sell protection:
China (People's Republic of)	BCLY	$650	1.00% / 0.25%	12/20/14	$11	$9	$(2)
China (People's Republic of)	BOA	451	1.00% / 0.25%	12/20/14	8	7	(1)
China (People's Republic of)	DEUT	1,100	1.00% / 0.23%	09/20/14	16	14	(2)
Indonesia (Republic of)	DEUT	310	1.00% / 1.32%	06/20/17	(22)	(3)	19
Indonesia (Republic of)	DEUT	42	1.00% / 1.32%	09/20/17	(2)	(1)	1
Philippines (Republic of)	DEUT	310	1.00% / 0.95%	06/20/17	(14)	2	16
Philippines (Republic of)	DEUT	33	1.00% / 0.95%	09/20/17	(1)	–	1
Total					$(4)	$28	$32
Total single name issues					$8	$(26)	$(34)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at January 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	3.05% Fixed	KRW CD KSDA	KRW	1,085,714	09/06/22	$–	$9	$9
BCLY	3.44% Fixed	KRW CD KSDA	KRW	264,538	07/03/22	–	(8)	(8)
BCLY	3.69% Fixed	KRW CD KSDA	KRW	99,625	08/12/31	–	(6)	(6)
BCLY	3M Malaysia IB Offer Rate	3.25% Fixed	MYR	7,715	12/19/17	–	(34)	(34)
BCLY	3M TELBOR	5.0875% Fixed	ILS	2,845	12/20/22	–	1	1
BOA	3.265% Fixed	KRW CD KSDA	KRW	2,449,505	12/04/22	–	4	4
BOA	5.30% Fixed	MXIBTIIE	MXN	43,650	12/13/17	–	(50)	(50)
BOA	BZDIOVRA	8.23% Fixed	BRL	7,941	01/02/15	–	41	41
BOA	BZDIOVRA	8.95% Fixed	BRL	1,873	01/02/23	–	(42)	(42)
BOA	BZDIOVRA	9.35% Fixed	BRL	2,226	01/04/21	–	14	14
CBK	6M WIBOR PLN	3.52% Fixed	PLN	4,720	03/20/18	–	6	6
DEUT	2.30% Fixed	CLICP Camara	CLP	115,870	12/06/17	–	1	1
DEUT	2.33% Fixed	CLICP Camara	CLP	115,895	12/07/17	–	–	–
DEUT	3.10% Fixed	KRW CD KSDA	KRW	1,003,708	08/31/32	–	19	19
DEUT	3.235% Fixed	KRW CD KSDA	KRW	1,591,985	12/04/22	–	4	4
DEUT	3.27% Fixed	KRW CD KSDA	KRW	7,547,086	08/23/22	–	4	4
DEUT	3.71% Fixed	KRW CD KSDA	KRW	275,100	11/03/31	–	(18)	(18)
DEUT	3.79% Fixed	KRW CD KSDA	KRW	598,543	04/03/22	–	(33)	(33)

13

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at January 31, 2013 - (continued)

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
DEUT	3M Malaysia IB Offer Rate	3.17% Fixed	MYR	3,624	07/11/17	$–	$(16)	$(16)
DEUT	3M TELBOR	4.41% Fixed	ILS	1,415	05/04/22	–	26	26
DEUT	6M THBFIX	3.42% Fixed	THB	31,605	11/09/22	–	(40)	(40)
DEUT	7.09% Fixed	BZDIOVRA	BRL	15,719	01/02/14	–	7	7
DEUT	BZDIOVRA	10.11% Fixed	BRL	2,237	01/04/21	–	95	95
DEUT	BZDIOVRA	10.50% Fixed	BRL	333	01/02/17	–	17	17
DEUT	BZDIOVRA	10.55% Fixed	BRL	692	01/02/17	–	36	36
DEUT	BZDIOVRA	10.61% Fixed	BRL	347	01/02/17	–	18	18
DEUT	BZDIOVRA	10.66% Fixed	BRL	173	01/04/21	–	12	12
DEUT	CLICP Camara	5.35% Fixed	CLP	115,870	12/06/17	–	(1)	(1)
DEUT	CLICP Camara	5.37% Fixed	CLP	115,895	12/07/17	–	–	–
DEUT	CLICP Camara	5.38% Fixed	CLP	172,670	01/11/18	–	–	–
DEUT	CLICP Camara	5.38% Fixed	CLP	172,670	01/16/18	–	–	–
DEUT	KRW CD KSDA	2.65% Fixed	KRW	4,961,760	09/06/15	–	(15)	(15)
DEUT	KRW CD KSDA	2.73% Fixed	KRW	4,961,445	09/03/15	–	(6)	(6)
DEUT	MXIBTIIE	7.42% Fixed	MXN	1,085	10/03/31	–	11	11
GSC	1.38% Fixed	6M CZK PRIBOR Reference Banks	CZK	20,820	03/20/23	–	13	13
GSC	1.45% Fixed	6M CZK PRIBOR Reference Banks	CZK	21,335	03/20/23	–	6	6
GSC	1.99% Fixed	CLICP Camara	CLP	114,070	09/24/17	–	(1)	(1)
GSC	2.13% Fixed	CLICP Camara	CLP	120,660	09/10/17	–	–	–
GSC	2.13% Fixed	CLICP Camara	CLP	115,952	10/23/17	–	–	–
GSC	2.15% Fixed	CLICP Camara	CLP	244,290	11/20/17	–	3	3
GSC	2.18% Fixed	6M CZK PRIBOR Reference Banks	CZK	27,050	06/08/22	–	(18)	(18)
GSC	2.19% Fixed	CLICP Camara	CLP	244,440	11/23/17	–	3	3
GSC	2.20% Fixed	CLICP Camara	CLP	244,340	11/21/17	–	2	2
GSC	2.23% Fixed	6M CZK PRIBOR Reference Banks	CZK	40,358	09/07/22	–	(28)	(28)
GSC	3M JIBAR	7.00% Fixed	ZAR	7,109	08/21/27	–	(20)	(20)
GSC	3M TELBOR	5.06% Fixed	ILS	4,240	03/21/23	–	(3)	(3)
GSC	6M WIBOR PLN	4.48% Fixed	PLN	3,135	08/10/22	–	66	66
GSC	6M WIBOR PLN	4.49% Fixed	PLN	3,132	08/10/22	–	67	67
GSC	6M WIBOR PLN	4.73% Fixed	PLN	1,771	06/20/17	–	30	30
GSC	BZDIOVRA	10.64% Fixed	BRL	2,177	01/02/17	–	26	26
GSC	BZDIOVRA	9.46% Fixed	BRL	2,720	01/03/23	–	11	11
GSC	CLICP Camara	5.02% Fixed	CLP	120,700	09/10/17	–	(4)	(4)
GSC	CLICP Camara	5.13% Fixed	CLP	124,860	10/23/17	–	(3)	(3)
GSC	CLICP Camara	5.15% Fixed	CLP	261,610	11/20/17	–	(6)	(6)
GSC	CLICP Camara	5.16% Fixed	CLP	114,105	09/24/17	–	(3)	(3)
GSC	CLICP Camara	5.20% Fixed	CLP	261,610	11/21/17	–	(5)	(5)
GSC	CLICP Camara	5.22% Fixed	CLP	261,605	11/23/17	–	(4)	(4)
GSC	CLICP Camara	5.38% Fixed	CLP	264,780	01/17/18	–	–	–
GSC	MXIBTIIE	6.76% Fixed	MXN	5,071	09/07/32	–	15	15
GSC	MXIBTIIE	7.45% Fixed	MXN	3,265	10/07/31	–	33	33
JPM	1.91% Fixed	3M TELBOR	ILS	18,725	12/19/14	–	(6)	(6)
JPM	2.08% Fixed	6M CZK PRIBOR Reference Banks	CZK	53,650	12/19/22	–	(10)	(10)
JPM	2.12% Fixed	6M CZK PRIBOR Reference Banks	CZK	46,075	03/21/23	–	(8)	(8)
JPM	2.18% Fixed	6M CZK PRIBOR Reference Banks	CZK	12,640	08/21/22	–	(7)	(7)
JPM	2.23% Fixed	6M CZK PRIBOR Reference Banks	CZK	12,645	08/21/22	–	(9)	(9)

14

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at January 31, 2013 - (continued)

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPM	2.25% Fixed	6M CZK PRIBOR Reference Banks	CZK	18,965	08/21/22	$–	$(15)	$(15)
JPM	2.30% Fixed	6M CZK PRIBOR Reference Banks	CZK	33,954	08/21/22	–	(31)	(31)
JPM	2.32% Fixed	6M CZK PRIBOR Reference Banks	CZK	6,940	08/21/22	–	(6)	(6)
JPM	2.34% fixed	6M CZK PRIBOR Reference Banks	CZK	15,650	05/21/22	–	(17)	(17)
JPM	2.39% Fixed	6M CZK PRIBOR Reference Banks	CZK	11,440	05/21/22	–	(14)	(14)
JPM	3M TELBOR	5.03% Fixed	ILS	6,335	12/20/22	–	(2)	(2)
JPM	3M TELBOR	5.06% Fixed	ILS	1,760	12/20/22	–	–	–
JPM	3M TELBOR	5.11% Fixed	ILS	1,685	12/20/22	–	1	1
JPM	4.13% Fixed	KRW CD KSDA	KRW	371,000	06/21/31	–	(44)	(44)
JPM	6M CZK PRIBOR Reference Banks	0.92% Fixed	CZK	39,210	11/06/17	–	(5)	(5)
JPM	6M WIBOR PLN	3.55% Fixed	PLN	7,515	03/20/18	–	12	12
JPM	6M WIBOR PLN	4.53% Fixed	PLN	9,515	12/20/22	–	67	67
MSC	2.58% Fixed	6M CZK PRIBOR Reference Banks	CZK	8,000	05/09/22	–	(14)	(14)
MSC	2.60% Fixed	6M CZK PRIBOR Reference Banks	CZK	34,520	05/09/22	–	(61)	(61)
MSC	3M TELBOR	2.72% Fixed	ILS	5,280	01/23/15	–	24	24
						$–	$91	$91

* Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

15

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	EURO
HRK	Croatian Kuna
HUF	Hungarian Forint
IDR	Indonesian New Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISN	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MAD	Moroccan Dirham
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish New Zloty
RON	New Romanian Leu
RUB	New Ruble
SGD	Singapore Dollar
THB	Thai Baht
TND	Tunisia Dinar
TRY	Turkish New Lira
UYU	Uruguayan Peso
VND	Vietnamese Dong
ZAR	South African Rand
ZMK	Zambian Kwacha

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLICP	Sinacofi Chile Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IB	International Bank
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
PRIBOR	Prague Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
THBFIX	Thai Baht Interest Rate Fixing
WIBOR	Warsaw Interbank Offered Rate

Distribution by Credit Quality

as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.3%
Aa / AA	3.1
A	12.4
Baa / BBB	36.9
Ba / BB	18.1
B	6.9
Unrated	12.0
Non-Debt Securities and Other Short-Term Instruments	5.8
Other Assets & Liabilities	4.5
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

16

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Diversification by Industry

as of January 31, 2013

Industry	Percentage of Net Assets
Fixed Income Securities
Administrative Waste Management and Remediation	0.1%
Agriculture, Forestry, Fishing and Hunting	0.6
Arts, Entertainment and Recreation	0.3
Beverage and Tobacco Product Manufacturing	0.4
Chemical Manufacturing	0.9
Construction	2.6
Finance and Insurance	11.6
Food Manufacturing	1.2
Health Care and Social Assistance	0.2
Information	1.2
Mining	1.4
Miscellaneous Manufacturing	0.5
Nonmetallic Mineral Product Manufacturing	1.4
Petroleum and Coal Products Manufacturing	3.9
Pipeline Transportation	0.1
Primary Metal Manufacturing	0.2
Rail Transportation	1.4
Real Estate and Rental and Leasing	0.9
Retail Trade	0.2
Support Activities For Transportation	0.1
Transportation Equipment Manufacturing	0.3
Utilities	3.2
Water Transportation	0.2
Wholesale Trade	0.9
Total	33.8%
Foreign Government Obligations	55.9
Short-Term Investments	5.8
Other Assets and Liabilities	4.5
Total	100.0%

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	63,896	–	63,015	881
Foreign Government Obligations	105,878	–	102,478	3,400
Short-Term Investments	10,913	–	10,913	–
Total	$180,687	$–	$176,406	$4,281
Credit Default Swaps *	37	–	37	–
Foreign Currency Contracts *	3,688	–	3,688	–
Interest Rate Swaps *	704	–	704	–
Total	$4,429	$–	$4,429	$–
Liabilities:
Credit Default Swaps *	71	–	71	–
Foreign Currency Contracts *	3,152	–	3,152	–
Interest Rate Swaps *	613	–	613	–
Total	$3,836	$–	$3,836	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

17

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2013
Assets:
Corporate Bonds and Foreign Government Obligations	$4,847	$72	$260	†	$2	$612	$(999)	$—	$(513)	$4,281
Total	$4,847	$72	$260		$2	$612	$(999)	$—	$(513)	$4,281

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $592.

18

The Hartford Emerging Markets Research Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6%
	Australia - 1.9%
1,885	Perseus Mining Ltd. ●	$3,846

	Brazil - 7.8%
280	Banco Santander Brasil S.A.	2,079
48	BR Malls Participacoes S.A.	620
162	Braskem S.A.	1,221
49	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,177
59	Cia Paranaense de Energia-Copel	949
8	Cia. Hering	158
13	Localiza Rent a Car S.A.	239
18	Lojas Americanas S.A.	159
678	Petroleo Brasileiro S.A.	6,159
121	Souza Cruz S.A.	1,997
		15,758
	Canada - 1.0%
254	Continental Gold Ltd. ●	2,126

	Chile - 0.5%
89	S.A.C.I. Falabella	1,034

	China - 10.1%
3,686	China Construction Bank	3,180
1,253	China Pacific Insurance Co., Ltd.	4,897
1,486	China Shenhua Energy Co., Ltd.	6,388
388	Dongfeng Motor Group Co., Ltd.	635
2,195	Greatview Aseptic Packaging Co., Ltd.	1,332
3,877	Industrial & Commercial Bank of China Ltd.	2,919
396	Shandong Weigao Group Medical Polymer Co., Ltd.	382
224	Stella International Holdings Ltd.	645
		20,378
	Czech Republic - 0.6%
6	Komercni Banka A.S.	1,209

	Hong Kong - 14.9%
5,106	AMVIG Holdings Ltd.	1,942
129	ASM Pacific Technology Ltd.	1,631
305	China Mobile Ltd.	3,329
793	China Overseas Grand Oceans Group Ltd.	1,102
1,005	China Taiping Insurance Holdings Co., Ltd. ●	2,120
514	China Unicom Ltd.	822
2,209	CNOOC Ltd.	4,545
337	Daphne International Holdings Ltd.	433
511	ENN Energy Holdings Ltd.	2,448
51	Galaxy Entertainment Group Ltd. ●	230
2,054	Guangdong Investment Ltd.	1,705
1,913	Huabao International Holdings Ltd.	1,045
349	Intime Department Store Group Co., Ltd.	459
1,296	Legend Holdings Ltd.	1,350
88	Luk Fook Holdings International Ltd.	309
768	NagaCorp Ltd.	606
750	Oriental Watch Holdings Ltd.	295
237	Sun Art Retail Group Ltd.	345
1,147	Vinda International Holdings Ltd.	1,589
1,167	Yingde Gases	1,309
1,626	Zhongsheng Group Holdings Ltd.	2,432
		30,046
	India - 9.5%
219	Cairn India Ltd.	1,331
40	Dr. Reddy's Laboratories Ltd. ADR	1,423
19	Glaxosmithkline Consumer Healthcare Ltd.	1,318
719	Gujarat NRE Coke Ltd.	276
134	HCL Technologies Ltd.	1,738
781	ITC Ltd.	4,516
610	Marico Ltd.	2,597
177	Nava Bharat Ventures Ltd.	657
309	Reliance Industries Ltd.	5,157
5	United Spirits Ltd.	179
		19,192
	Indonesia - 1.2%
650	Astra International Tbk PT	490
9,387	Bekasi Fajar Industrial Estate Tbk PT ●	704
227	Mayora Indah PT	480
17	P.T. Telekomunikasi Indonesia ADR	674
		2,348
	Kazakhstan - 0.5%
86	KCell JSC GDR ■●	1,118

	Kenya (Republic of) - 0.3%
11,660	Safaricom Ltd.	725

	Malaysia - 2.9%
1,310	AMMB Holdings Berhad ☼	2,681
493	Axiata Group Berhad ☼	1,000
58	British American Tobacco Malaysia Berhad ☼	1,067
304	UMW Holdings Berhad ☼	1,188
		5,936
	Mexico - 2.3%
133	America Movil S.A.B. de C.V. ADR ‡	3,336
384	Wal-Mart de Mexico S.A.B. de C.V. ☼	1,242
		4,578
	Nigeria - 0.7%
10,564	Zenith Bank plc	1,378

	Papua New Guinea - 0.1%
23	New Britain Palm Oil Ltd.	206

	Philippines - 2.0%
829	Ayala Land, Inc.	591
726	Bloombery Resorts Corp. ●	233
652	Metropolitan Bank & Trust Co.	1,689
416	Puregold Price Club, Inc.	357
2,430	Robinsons Land Corp.	1,279
		4,149
	Poland - 1.5%
43	Alior Bank S.A. ●	990
42	Bank Pekao S.A.	2,073
		3,063
	Russia - 0.9%
32	Pharmstandard GDR ●§	630
73	Sberbank of Russia ■	1,074
6	Sberbank of Russia ADR	83
		1,787
	Singapore - 0.2%
74	Guinness Anchor Berhad	388

1

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.6% - (continued)
	South Africa - 4.6%
12	Anglo American Platinum Ltd.	$602
322	Discovery Holdings Ltd. ☼	2,378
35	Impala Platinum Holdings Ltd.	627
18	Massmart Holdings Ltd.	373
881	Old Mutual plc ☼	2,627
62	Sasol Ltd. ☼	2,693
		9,300
	South Korea - 16.8%
21	Coway Co., Ltd.	914
16	Doosan Corp.	1,830
50	GS Holdings Corp. ●	3,287
152	Hana Financial Holdings	5,433
2	Hyundai Department Store Co., Ltd. ●	362
12	Hyundai Motor Co., Ltd. ●	3,060
36	KB Financial Group, Inc. ●	1,294
10	LG Chem Ltd.	2,704
14	Neo Holdings Co. Ltd ⌂●†	16
8	Samsung Electronics Co., Ltd.	10,428
88	Shinhan Financial Group Co., Ltd. ●	3,296
34	Shinhan Financial Group Co., Ltd. ADR	1,267
		33,891
	Sri Lanka - 0.2%
65	Ceylon Tobacco Co. plc	434

	Taiwan - 8.1%
281	Advantech Co., Ltd.	1,178
212	AirTac International Group	1,240
399	Chunghwa Telecom Co., Ltd.	1,271
441	Delta Electronics, Inc.	1,598
660	Far Eastern New Century Corp.	765
1,042	Oriental Union Chemical Corp.	1,233
2,225	Taiwan Semiconductor Manufacturing Co., Ltd.	7,624
1,037	WPG Holdings Co., Ltd.	1,397
		16,306
	Thailand - 6.0%
87	Advanced Info Service Public Co., Ltd.	615
24	Bangkok Bank plc	174
342	Bangkok Bank Public Co. NVDR	2,395
102	Central Pattana Public Co., Ltd.	291
2,073	PTT Chemical Public Co., Ltd. ●	5,561
263	PTT Public Co., Ltd.	3,004
		12,040
	Turkey - 1.6%
17	Tupras-Turkiye Petrol Rafinerileri A.S.	472
254	Turkcell Iletisim Hizmetleri A.S. ●	1,589
220	Turkiye Garanti Bankasi A.S.	1,104
		3,165
	United Kingdom - 0.4%
133	African Barrick Gold Ltd.	750

	Total common stocks
	(cost $172,093)	$195,151

PREFERRED STOCKS - 1.0%
	Brazil - 1.0%
62	Banco Itau Holding	$1,066
62	Cia Paranaense de Energie	1,009
		2,075
	Total preferred stocks
	(cost $1,993)	$2,075

EXCHANGE TRADED FUNDS - 2.5%
	United States - 2.5%
98	Ishares Core MSCI Emerging Markets ETF	$5,109

	Total exchange traded funds
	(cost $5,132)	$5,109

	Total long-term investments
	(cost $179,218)	$202,335

SHORT-TERM INVESTMENTS - 7.9%
	Repurchase Agreements - 7.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,304, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $2,350)
$2,304	0.16%, 01/31/2013	$2,304
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $1,715, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $1,749)
1,715	0.16%, 01/31/2013	1,715
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,030, collateralized by U.S. Treasury Note 0.25%, 2015, value of $1,050)
1,030	0.13%, 01/31/2013	1,030
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,298, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $2,344)
2,298	0.13%, 01/31/2013	2,298
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,573, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $1,604)
1,573	0.17%, 01/31/2013	1,573
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $3,844, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $3,921)
3,844	0.13%, 01/31/2013	3,844

2

The Hartford Emerging Market Research Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 7.9% - (continued)
	Repurchase Agreements - 7.9% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,704, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $2,759)
$2,704	0.15%, 01/31/2013		$2,704
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $44, collateralized by U.S. Treasury Note 0.63%, 2017, value of $45)
44	0.12%, 01/31/2013		44
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $391, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $399)
391	0.15%, 01/31/2013		391
			15,903
	Total short-term investments
	(cost $15,903)		$15,903

	Total investments
	(cost $195,121) ▲	108.0%	$218,238
	Other assets and liabilities	(8.0)%	(16,233)
	Total net assets	100.0%	$202,005

3

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $196,846 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$25,196
Unrealized Depreciation	(3,804)
Net Unrealized Appreciation	$21,392

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $16, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $2,192, which represents 1.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $630, which represents 0.3% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,313 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2012 - 12/2012	14	Neo Holdings Co. Ltd	$18

At January 31, 2013, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/04/2013	MSC	$306	$306	$–
BRL	Buy	02/04/2013	JPM	1,419	1,413	(6)
CAD	Buy	02/04/2013	BCLY	175	176	1
CZK	Buy	02/04/2013	CSFB	127	127	–
GBP	Buy	02/01/2013	BMO	102	103	1
GBP	Buy	02/04/2013	HSBC	46	46	–
HKD	Buy	02/01/2013	MSC	3,317	3,318	1
HKD	Sell	02/04/2013	JPM	59	59	–
IDR	Buy	02/01/2013	JPM	109	109	–
MXN	Buy	02/05/2013	JPM	115	115	–

4

The Hartford Emerging Market Research Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
MYR	Buy	02/05/2013	JPM	$537	$537	$–
PLN	Buy	02/04/2013	BOA	237	237	–
TRY	Buy	02/01/2013	BOA	255	257	2
ZAR	Buy	02/06/2013	BOA	653	661	8
						$7

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BOA	Banc of America Securities LLC
CSFB	Credit Suisse First Boston Corp.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian New Rupiah
MXN	Mexican New Peso
MYR	Malaysian Ringgit
PLN	Polish New Zloty
TRY	Turkish New Lira
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt

5

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Currency Concentration of Securities

as of January 31, 2013

Percentage of
Description	Net Assets
Australian Dollar	1.9%
Brazilian Real	6.2
British Pound	0.5
Canadian Dollar	1.0
Chilean Peso	0.5
Czech Koruna	0.6
Hong Kong Dollar	25.0
Indian Rupee	8.8
Indonesian New Rupiah	0.9
Kenyan Shilling	0.3
Malaysian Ringgit	3.1
Mexican New Peso	0.6
Nigerian Naira	0.7
Philippine Peso	2.0
Polish New Zloty	1.5
Republic of Korea Won	16.2
South African Rand	4.6
Sri Lankan Rupee	0.2
Taiwanese Dollar	8.1
Thai Bhat	6.0
Turkish New Lira	1.6
United States Dollar	17.7
Other Assets and Liabilities	(8.0)
Total	100.0%

Diversification by Industry

as of January 31, 2013

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	2.7%
Banks (Financials)	16.2
Capital Goods (Industrials)	2.2
Consumer Durables and Apparel (Consumer Discretionary)	1.0
Consumer Services (Consumer Discretionary)	0.5
Diversified Financials (Financials)	3.9
Energy (Energy)	16.3
Food and Staples Retailing (Consumer Staples)	1.1
Food, Beverage and Tobacco (Consumer Staples)	5.2
Health Care Equipment and Services (Health Care)	0.2
Household and Personal Products (Consumer Staples)	2.1
Insurance (Financials)	5.9
Materials (Materials)	12.2
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	1.0
Real Estate (Financials)	2.3
Retailing (Consumer Discretionary)	2.6
Semiconductors and Semiconductor Equipment (Information Technology)	9.7
Software and Services (Information Technology)	0.9
Technology Hardware and Equipment (Information Technology)	2.7
Telecommunication Services (Services)	7.2
Transportation (Industrials)	0.1
Utilities (Utilities)	4.1
Short-Term Investments	7.9
Other Assets and Liabilities	(8.0)
Total	100.0%

6

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$3,846	$–	$3,846	$–
Brazil	15,758	15,758	–	–
Canada	2,126	2,126	–	–
Chile	1,034	1,034	–	–
China	20,378	645	19,733	–
Czech Republic	1,209	–	1,209	–
Hong Kong	30,046	3,251	26,795	–
India	19,192	4,199	14,993	–
Indonesia	2,348	674	1,674	–
Kazakhstan	1,118	1,118	–	–
Kenya (Republic of)	725	725	–	–
Malaysia	5,936	3,869	2,067	–
Mexico	4,578	4,578	–	–
Nigeria	1,378	1,378	–	–
Papua New Guinea	206	206	–	–
Philippines	4,149	590	3,559	–
Poland	3,063	990	2,073	–
Russia	1,787	1,704	83	–
Singapore	388	388	–	–
South Africa	9,300	–	9,300	–
South Korea	33,891	2,181	31,694	16
Sri Lanka	434	434	–	–
Taiwan	16,306	–	16,306	–
Thailand	12,040	–	12,040	–
Turkey	3,165	–	3,165	–
United Kingdom	750	–	750	–
Total	195,151	45,848	149,287	16
Exchange Traded Funds	5,109	5,109	–	–
Preferred Stocks	2,075	2,075	–	–
Short-Term Investments	15,903	–	15,903	–
Total	$218,238	$53,032	$165,190	$16
Foreign Currency Contracts*	13	–	13	–
Total	$13	$–	$13	$–
Liabilities:
Foreign Currency Contracts*	6	–	6	–
Total	$6	$–	$6	$–

♦	For the three-month period ended January 31, 2013, investments valued at $10,193 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$—	$(78)	$75	*	$—	$19	$—	$—	$—	$16
Total	$—	$(78)	$75		$—	$19	$—	$—	$—	$16

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(3).

8

The Hartford Equity Income Fund
Schedule of Investments January 31, 2013 (Unaudited) (000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9%
	Banks - 8.0%
771	BB&T Corp.	$23,346
293	M&T Bank Corp.	30,105
755	PNC Financial Services Group, Inc.	46,634
1,791	Wells Fargo & Co.	62,394
		162,479
	Capital Goods - 12.0%
506	3M Co.	50,880
684	Eaton Corp. plc	38,955
1,695	General Electric Co.	37,754
428	Illinois Tool Works, Inc.	26,920
56	Lockheed Martin Corp.	4,867
134	Schneider Electric S.A.	10,195
393	Stanley Black & Decker, Inc.	30,164
506	United Technologies Corp.	44,327
		244,062
	Commercial and Professional Services - 0.7%
379	Waste Management, Inc.	13,787

	Consumer Durables and Apparel - 0.9%
494	Mattel, Inc.	18,574

	Consumer Services - 0.2%
109	Darden Restaurants, Inc.	5,046

	Diversified Financials - 5.7%
250	Ameriprise Financial, Inc.	16,560
149	BlackRock, Inc.	35,313
1,347	JP Morgan Chase & Co.	63,354
		115,227
	Energy - 13.4%
402	BP plc ADR	17,910
738	Chevron Corp.	84,927
273	ConocoPhillips Holding Co.	15,856
807	Exxon Mobil Corp.	72,577
444	Occidental Petroleum Corp.	39,212
1,144	Royal Dutch Shell plc Class B	41,581
		272,063
	Food and Staples Retailing - 1.1%
617	Sysco Corp.	19,614
83	Walgreen Co.	3,302
		22,916
	Food, Beverage and Tobacco - 6.5%
439	Altria Group, Inc.	14,783
562	General Mills, Inc.	23,570
544	Kraft Foods Group, Inc.	25,145
172	PepsiCo, Inc.	12,558
333	Philip Morris International, Inc.	29,316
642	Unilever N.V. NY Shares ADR	25,972
		131,344
	Household and Personal Products - 1.5%
227	Kimberly-Clark Corp.	20,340
149	Procter & Gamble Co.	11,232
		31,572
	Insurance - 7.6%
536	ACE Ltd.	45,707
463	Chubb Corp.	37,146
1,587	Marsh & McLennan Cos., Inc.	56,292
200	Swiss Re Ltd.	14,899
		154,044
	Materials - 3.6%
579	Dow Chemical Co.	18,648
331	E.I. DuPont de Nemours & Co.	15,684
501	International Paper Co.	20,764
374	Nucor Corp.	17,202
		72,298
	Media - 2.0%
627	Thomson Reuters Corp.	19,214
1,428	WPP plc	22,418
		41,632
	Pharmaceuticals, Biotechnology and Life Sciences - 12.5%
174	AstraZeneca plc ADR	8,364
1,143	Johnson & Johnson	84,500
1,698	Merck & Co., Inc.	73,447
2,150	Pfizer, Inc.	58,649
129	Roche Holding AG	28,572
		253,532
	Retailing - 3.1%
138	Kohl's Corp.	6,388
1,499	Lowe's Co., Inc.	57,230
		63,618
	Semiconductors and Semiconductor Equipment - 5.6%
920	Analog Devices, Inc.	40,130
1,653	Intel Corp.	34,776
651	Maxim Integrated Products, Inc.	20,471
36	Texas Instruments, Inc.	1,204
497	Xilinx, Inc.	18,137
		114,718
	Software and Services - 1.4%
1,031	Microsoft Corp.	28,326

	Technology Hardware and Equipment - 1.5%
1,448	Cisco Systems, Inc.	29,779

	Telecommunication Services - 3.0%
1,275	AT&T, Inc.	44,341
598	Vodafone Group plc ADR	16,348
		60,689
	Transportation - 1.1%
286	United Parcel Service, Inc. Class B	22,653

	Utilities - 5.5%
151	American Electric Power Co., Inc.	6,847
81	Dominion Resources, Inc.	4,358
1,847	National Grid plc	20,226
232	NextEra Energy, Inc.	16,724
362	Northeast Utilities	14,725
79	PPL Corp.	2,393
683	UGI Corp.	24,056

1

The Hartford Equity Income Fund
Schedule of Investments ― (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.9% - (continued)
	Utilities - 5.5% - (continued)
805	Xcel Energy, Inc.	$22,369
		111,698
	Total common stocks
	(cost $1,653,036)	$1,970,057

	Total long-term investments
	(cost $1,653,036)	$1,970,057

SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreements - 2.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $7,567, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $7,718)
$7,566	0.16%, 01/31/2013	$7,566
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $5,631, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $5,744)
5,631	0.16%, 01/31/2013	5,631
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $3,382, collateralized by U.S. Treasury Note 0.25%, 2015, value of $3,450)
3,382	0.13%, 01/31/2013	3,382
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $7,549, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $7,700)
7,549	0.13%, 01/31/2013	7,549
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $5,166, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $5,269)
5,166	0.17%, 01/31/2013	5,166
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $12,627, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $12,879)
12,627	0.13%, 01/31/2013	12,627
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $8,883, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $9,060)
8,883	0.15%, 01/31/2013	8,883

	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $144, collateralized by U.S. Treasury Note 0.63%, 2017, value of $147)
144	0.12%, 01/31/2013		144
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $1,283, collateralized by
FHLMC 3.00% - 4.00%, 2026 - 2042,
FNMA 2.50% - 5.00%, 2027 - 2042, value
	of $1,309)
1,283	0.15%, 01/31/2013		1,283
			52,231
	Total short-term investments
	(cost $52,231)		$52,231

	Total investments
	(cost $1,705,267) ▲	99.5%	$2,022,288
	Other assets and liabilities	0.5%	9,270
	Total net assets	100.0%	$2,031,558

2

The Hartford Equity Income Fund
Schedule of Investments ― (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $1,714,221 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$325,774
Unrealized Depreciation	(17,707)
Net Unrealized Appreciation	$308,067

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Buy	02/01/2013	BCLY	$365	$370	$5
EUR	Buy	02/01/2013	JPM	87	87	–
GBP	Buy	02/01/2013	BMO	713	718	5
						$10

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
CHF	Swiss Franc
EUR	EURO
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Equity Income Fund
Schedule of Investments ― (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,970,057	$1,832,166	$137,891	$–
Short-Term Investments	52,231	–	52,231	–
Total	$2,022,288	$1,832,166	$190,122	$–
Foreign Currency Contracts *	10	–	10	–
Total	$10	$–	$10	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Floating Rate Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 7.9%
		Accommodation and Food Services - 0.2%
		Caesars Entertainment Operating Co., Inc.
	$1,500	9.00%, 02/15/2020 ■	$1,526
		Caesars Operating Escrow
	9,500	9.00%, 02/15/2020 ■‡	9,666
			11,192
		Air Transportation - 0.1%
		United Air Lines, Inc.
	4,444	9.88%, 08/01/2013 ■	4,444

		Arts, Entertainment and Recreation - 0.9%
		Bresnan Broadband Holdings LLC
	6,915	8.00%, 12/15/2018 ■‡	7,468
		CCO Holdings LLC
	14,480	5.25%, 09/30/2022 ‡	14,335
		Chester Downs & Marina LLC
	5,189	9.25%, 02/01/2020 ■‡	5,085
		Citycenter Holdings LLC
	6,000	7.63%, 01/15/2016 ‡	6,473
		Clear Channel Communications, Inc.
	13,518	9.00%, 12/15/2019 ■	12,808
		Echostar DBS Corp.
	6,000	7.13%, 02/01/2016 ‡	6,690
		Great Canadian Gaming Co.
CAD	4,615	6.63%, 07/25/2022 ■‡	4,824
			57,683
		Chemical Manufacturing - 0.5%
		Eagle Spinco, Inc.
	455	4.63%, 02/15/2021 ■	458
		Georgia Gulf Corp.
	260	4.88%, 05/15/2023 ■☼	262
		Hexion U.S. Finance Corp.
	2,326	6.63%, 04/15/2020 ‡	2,291
	12,490	6.63%, 04/15/2020 ■	12,303
		LyondellBasell Industries N.V.
	4,892	5.00%, 04/15/2019 ‡	5,393
		MPM Escrow LLC/MPM Finance Corp.
	8,050	8.88%, 10/15/2020	8,291
			28,998
		Computer and Electronic Product Manufacturing - 0.1%
		Freescale Semiconductor, Inc.
	2,250	9.25%, 04/15/2018 ■‡	2,475
		NXP B.V./NXP Funding LLC
	4,250	5.75%, 02/15/2021 ■☼	4,250
			6,725
		Finance and Insurance - 1.0%
		AmeriGas Finance LLC
	4,750	6.75%, 05/20/2020 ‡	5,154
		CIT Group, Inc.
	4,385	5.00%, 05/15/2017 ‡	4,681
	7,120	5.38%, 05/15/2020 ‡	7,725
		Ineos Finance plc
	1,645	7.50%, 05/01/2020 ■	1,773
	6,689	8.38%, 02/15/2019 ■‡	7,324
		Nuveen Investments, Inc.
	6,815	9.13%, 10/15/2017 ■	6,900
		Offshore Group Investments Ltd.
	3,044	11.50%, 08/01/2015 ‡	3,303
		Provident Funding Associates L.P.
	8,126	10.25%, 04/15/2017 ■‡	9,081
		Rivers Pittsburgh L.P.
	6,535	9.50%, 06/15/2019 ■‡	7,058
		SLM Corp.
	8,129	6.00%, 01/25/2017 ‡	8,983
			61,982
		Food Manufacturing - 0.2%
		Pinnacle Foods Finance LLC
	5,746	9.25%, 04/01/2015	5,803
		Post Holdings, Inc.
	2,882	7.38%, 02/15/2022	3,199
			9,002
		Food Services - 0.1%
		ARAMARK Holdings Corp.
	8,556	8.63%, 05/01/2016 ■Þ	8,759

		Health Care and Social Assistance - 0.8%
		Biomet, Inc.
	5,015	6.50%, 08/01/2020 ■‡	5,266
		Community Health Systems, Inc.
	8,330	5.13%, 08/15/2018 ‡	8,767
	6,665	7.13%, 07/15/2020 ‡	7,198
		DaVita, Inc.
	7,435	5.75%, 08/15/2022 ‡	7,807
		Fresenius Medical Care U.S. Finance II, Inc.
	3,000	5.63%, 07/31/2019 ■‡	3,248
		HCA, Inc.
	8,000	7.25%, 09/15/2020 ‡	8,880
		Valeant Pharmaceuticals International
	3,500	6.50%, 07/15/2016 ■	3,644
		Warner Chilcott plc
	6,071	7.75%, 09/15/2018	6,557
			51,367
		Information - 1.3%
		Avaya, Inc.
	8,320	7.00%, 04/01/2019 ■‡	7,946
		Ceridian Corp.
	9,420	8.88%, 07/15/2019 ■‡	10,504
		Cerved Technologies S.p.A.
EUR	2,500	5.50%, 01/15/2019 ■Δ	3,394
		First Data Corp.
	14,625	6.75%, 11/01/2020 ■‡	15,027
		Intelsat Jackson Holdings S.A.
	6,000	8.50%, 11/01/2019 ‡	6,660
		Level 3 Financing, Inc.
	10,926	4.47%, 02/15/2015 ‡Δ	10,926
		Nara Cable Funding II Ltd.
EUR	6,550	8.50%, 03/01/2020 §☼	8,777
		Unitymedia Hessen GmbH & Co.
	3,300	5.50%, 01/15/2023 ■	3,366
		Wind Acquisition Finance S.A.
	4,500	7.25%, 02/15/2018 ■	4,736
		Windstream Corp.
	6,500	7.88%, 11/01/2017 ‡	7,426
		Zayo Group LLC
	1,230	8.13%, 01/01/2020	1,372
			80,134

1

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 7.9% - (continued)
	Mining - 0.2%
	FMG Resources Pty Ltd.
$1,500	8.25%, 11/01/2019 ■‡	$1,609
	Peabody Energy Corp.
8,000	6.00%, 11/15/2018	8,380
		9,989
	Miscellaneous Manufacturing - 0.2%
	Reynolds Group Issuer, Inc.
5,000	5.75%, 10/15/2020	5,113
8,182	7.13%, 04/15/2019 ‡Δ	8,734
		13,847
	Motor Vehicle and Parts Manufacturing - 0.1%
	American Axle & Manufacturing Holdings, Inc.
5,874	9.25%, 01/15/2017 ■‡	6,491

	Nonmetallic Mineral Product Manufacturing - 0.2%
	Ardagh Packaging Finance plc
9,737	7.38%, 10/15/2017 ■‡	10,710
		10,710
	Petroleum and Coal Products Manufacturing - 0.6%
	Chesapeake Energy Corp.
2,399	6.78%, 03/15/2019 ‡	2,423
3,333	6.88%, 08/15/2018 ‡	3,533
	Concho Resources, Inc.
10,000	5.50%, 04/01/2023 ‡	10,550
	Denbury Resources, Inc.
5,475	4.63%, 07/15/2023 ☼	5,366
	EP Energy Finance, Inc.
6,500	7.75%, 09/01/2022	6,987
	Everest Acquisition LLC
2,890	6.88%, 05/01/2019	3,128
	MEG Energy Corp.
3,860	6.38%, 01/30/2023 ■	4,024
	Shelf Drilling Holdings Ltd.
2,775	8.63%, 11/01/2018 ■	2,928
		38,939
	Plastics and Rubber Products Manufacturing - 0.1%
	Sealed Air Corp.
4,146	8.13%, 09/15/2019 ■	4,716

	Primary Metal Manufacturing - 0.1%
	Novelis, Inc.
6,973	8.75%, 12/15/2020 ‡	7,879

	Professional, Scientific and Technical Services - 0.1%
	Affinion Group, Inc.
7,000	7.88%, 12/15/2018	5,635
3,039	11.50%, 10/15/2015 ‡	2,576
		8,211
	Real Estate, Rental and Leasing - 0.3%
	International Lease Finance Corp.
15,000	5.88%, 08/15/2022 ‡	16,142

	Retail Trade - 0.1%
	GRD Holding III Corp.
5,050	10.75%, 06/01/2019 ■‡	5,252
	Libby Glass, Inc.
880	6.88%, 05/15/2020	947
		6,199
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Yankee Acquisition Corp.
3,500	9.75%, 02/15/2017	3,631
	YCC Holdings LLC
4,632	10.25%, 02/15/2016 Þ	4,771
		8,402
	Utilities - 0.4%
	Calpine Corp.
9,000	7.25%, 10/15/2017 ■‡	9,540
	NRG Energy, Inc.
4,000	6.63%, 03/15/2023 ■	4,290
10,750	7.63%, 01/15/2018 ‡	12,067
		25,897
	Wholesale Trade - 0.2%
	Spectrum Brands Holdings, Inc.
9,100	9.50%, 06/15/2018 ‡	10,294

	Total corporate bonds
	(cost $467,957)	$488,002

SENIOR FLOATING RATE INTERESTS ♦ - 84.3%
	Accommodation and Food Services - 2.0%
	Caesars Entertainment Operating Co., Inc.
$18,965	4.45%, 01/28/2018	$17,224
56,482	5.45%, 01/28/2018 ☼	52,355
29,009	9.50%, 10/31/2016	29,469
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan
2,710	2.76%, 11/23/2016	2,721
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan 2
1,083	2.76%, 11/23/2015	1,088
	Las Vegas Sands LLC, Extended Term Loan
11,346	2.76%, 11/23/2016	11,392
	Pilot Travel Centers LLC
7,571	4.25%, 08/07/2019	7,670
		121,919
	Administrative Waste Management and Remediation - 4.1%
	Acosta, Inc.
34,140	5.00%, 03/02/2018	34,552
	ADS Waste Holdings, Inc.
24,190	5.25%, 10/09/2019	24,387
	Affinion Group, Inc., Tranche B Term Loan
70,650	6.50%, 07/16/2015	67,319
	Audio Visual Services Group, Inc.
12,968	6.75%, 11/09/2018	12,773
4,000	10.75%, 05/09/2018	3,940
	Ipreo Holdings LLC
14,720	6.50%, 08/07/2017	14,765
	NaNa Development Corp.
22,825	7.75%, 07/22/2016	22,539
	NexTag, Inc.
6,698	7.00%, 01/28/2016	6,497

2

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 84.3% - (continued)
	Administrative Waste Management and Remediation - 4.1% - (continued)
	Ozburn-Hessey Holding Co. LLC
$7,200	8.25%, 04/08/2016	$7,164
	ServiceMaster (The) Co.
19,356	4.46%, 01/31/2017	19,351
	SI Organization, Inc.
10,780	4.50%, 11/22/2016	10,760
	Synagro Technologies, Inc.
14,274	2.31%, 03/28/2014	13,261
	TransUnion LLC
14,298	5.50%, 02/10/2018	14,469
		251,777
	Agriculture, Construction, Mining and Machinery - 2.2%
	Hupah Finance, Inc.
11,910	6.25%, 01/19/2019	11,970
	Kion Group GmbH
8,452	3.44%, 12/23/2014 Þ	8,394
17,966	3.94%, 12/29/2015 Þ	17,933
	Nortek, Inc.
4,124	5.25%, 04/26/2017	4,163
	Veyance Technologies, Inc.
67,942	2.46%, 07/31/2014	67,481
28,650	5.96%, 07/31/2015	28,292
		138,233
	Air Transportation - 2.6%
	AWAS Finance Luxembourg S.A.
6,793	5.25%, 06/10/2016	6,912
	AWAS Finance Luxembourg S.aár.l.
5,148	4.75%, 07/16/2018	5,183
	Delta Air Lines, Inc.
7,075	5.25%, 10/18/2018	7,160
	Delta Air Lines, Inc., Term Loan
31,646	5.50%, 04/20/2017	31,943
	Landmark Aviation
13,160	5.75%, 10/25/2019	13,193
	Landmark Aviation FBO Canada, Inc.
1,340	5.75%, 10/25/2019	1,343
	Macquarie Aircraft Leasing Finance S.A., First Lien Term Loan
10,128	1.70%, 11/29/2013	10,027
	United Air Lines, Inc.
48,043	2.25%, 02/01/2014	48,163
	US Airways Group, Inc.
36,581	2.70%, 03/23/2014	36,375
		160,299
	Apparel Manufacturing - 0.1%
	PVH Corp.
5,130	12/31/2019 ◊☼	5,168

	Arts, Entertainment and Recreation - 7.8%
	24 Hour Fitness Worldwide, Inc.
35,079	7.50%, 04/22/2016	35,424
	Caribe Media, Inc.
4,521	10.00%, 11/18/2014	3,447
	Cengage Learning Acquisitions, Inc.
19,674	5.71%, 07/05/2017	14,337
	Cenveo Corp.
12,689	7.00%, 12/21/2016	12,758
	Cequel Communications LLC
25,777	4.00%, 02/14/2019	25,979
	Clear Channel Communications, Inc.
3,068	3.60%, 07/30/2014	3,034
41,263	3.85%, 01/29/2016	35,664
	ClubCorp Club Operations, Inc.
18,100	5.25%, 11/30/2016	18,395
	Cumulus Media Holdings, Inc.
33,647	4.50%, 09/17/2018	34,051
	Cumulus Media, Inc., Second Lien Term Loan
4,000	7.50%, 09/16/2019	4,152
	Dex Media West LLC
9,116	7.00%, 10/24/2014	7,033
	F & W Publications, Inc., New Term Loan
3,463	7.75%, 06/09/2014	3,203
	F & W Publications, Inc., Second Lien Term Loan
2,166	15.00%, 12/09/2014 Þ	1,462
	FoxCo Acquisition LLC
5,322	5.50%, 07/14/2017	5,394
	Golden Nugget, Inc., Delayed Draw Term Loan
4,170	3.21%, 06/22/2014 Þ	3,978
	Golden Nugget, Inc., Term Facility
7,425	3.21%, 06/22/2014 Þ	7,083
	Greektown Casino LLC
19,825	5.51%, 11/26/2018 ☼	19,899
	Kabel Deutschland GmbH
32,160	4.25%, 02/01/2019 ☼	32,200
	Kabel Deutschland Holding AG
1,402	02/01/2019 ◊☼	1,402
	MGM Resorts International
42,000	3.31%, 12/20/2017 ☼	42,140
42,930	4.25%, 12/20/2019 ☼	43,520
	Penn National Gaming, Inc.
8,643	3.75%, 07/16/2018	8,677
	Penton Media, Inc.
8,807	5.00%, 08/01/2014 Þ	8,416
	R.H. Donnelley, Inc.
4,894	9.00%, 10/24/2014	3,469
	San Juan Cable LLC
16,584	6.00%, 06/09/2017	16,688
	Sinclair Television Group, Inc.
6,390	4.00%, 10/28/2016	6,437
	Tribune Co.
27,675	4.00%, 12/31/2019	27,883
	Univision Communications, Inc.
57,615	4.45%, 03/31/2017	57,687
		483,812
	Chemical Manufacturing - 2.5%
	DuPont Performance Coatings, Inc.
19,600	01/15/2020 - 01/31/2020 ◊☼	21,718
	Houghton International, Inc.
13,895	5.25%, 12/20/2019 ☼	14,051
	Ineos US Finance LLC
23,681	6.50%, 05/04/2018	24,194

3

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 84.3% - (continued)
	Chemical Manufacturing - 2.5% - (continued)
	Pinnacle Operating Corp.
$15,790	6.75%, 11/15/2018	$15,662
4,250	11.50%, 05/15/2019	4,009
	PQ Corp.
18,000	5.25%, 05/08/2017	18,183
	Unifrax, Corp.
1,945	12/31/2019 ◊☼	1,935
	Univar, Inc.
41,756	5.00%, 06/30/2017	42,025
	Utex Industries, Inc.
11,400	7.00%, 12/15/2016	11,458
		153,235
	Computer and Electronic Product Manufacturing - 1.1%
	API Technologies Corp.
7,389	8.75%, 06/27/2016	7,426
	Ceridian Corp.
22,803	5.96%, 05/09/2017	22,927
	Freescale Semiconductor, Inc.
19,164	4.46%, 12/01/2016	19,172
	Spectrum Brands Holdings, Inc.
5,385	4.50%, 12/17/2019	5,455
	SRA International, Inc.
12,420	6.50%, 07/20/2018	12,347
		67,327
	Construction - 0.8%
	Aluma Systems, Inc.
3,087	6.25%, 10/23/2018	3,100
	Brand Energy & Infrastructure Services, Inc.
12,863	6.25%, 10/23/2018	12,917
	Brock Holdings III, Inc.
17,511	6.00%, 03/16/2017	17,627
6,898	10.00%, 03/16/2018	6,938
	Summit Materials LLC
9,925	6.00%, 01/30/2019	9,982
		50,564
	Educational Services - 0.4%
	Bright Horizons Family Solutions, Inc.
9,680	01/23/2020 ◊☼	9,736
	Meritas Schools Holdings LLC, Second Lien Term Loan
5,000	11.50%, 01/29/2018	4,950
	Meritas Schools Holdings LLC, Term Loan B
8,150	7.50%, 07/29/2017	8,069
		22,755
	Electrical Equipment, Appliance Manufacturing - 0.3%
	WESCO Distribution, Inc.
20,000	4.50%, 12/12/2019	20,200

	Fabricated Metal Product Manufacturing - 0.1%
	Ameriforge Group, Inc.
7,780	12/19/2019 - 12/21/2020 ◊☼	7,869
		7,869
	Finance and Insurance - 6.6%
	Asurion Corp., 2nd Lien Term Loan
9,867	9.00%, 05/24/2019	10,152
	Asurion Corp., Term Loan
53,389	5.50%, 05/24/2018	53,902
	Asurion LLC
4,844	4.75%, 07/23/2017	4,883
	BNY Convergex Group LLC, 1st Lien Eze Borrower Term Loan Committment
3,066	5.25%, 12/19/2016	3,038
	BNY Convergex Group LLC, 1st Lien Top Borrower Term Loan Committment
6,755	5.25%, 12/19/2016	6,693
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
1,145	8.75%, 12/18/2017	1,085
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
2,728	8.75%, 12/18/2017	2,585
	Chrysler Group LLC
39,854	6.00%, 05/24/2017	40,627
	Evertec LLC
12,081	5.50%, 09/30/2016	12,202
	HMSC Corp.
7,465	2.45%, 04/03/2014	7,334
	HUB International Ltd.
12,882	4.70%, 06/13/2017	13,023
13,294	6.75%, 12/13/2017	13,416
	Interactive Data Corp.
21,022	4.50%, 02/11/2018	21,097
	Lonestar Intermediate Super Holdings LLC
4,864	11.00%, 09/02/2019	5,178
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
10,588	4.20%, 11/29/2013	10,376
	Nuveen Investments, Inc.
38,037	5.76%, 05/13/2017	38,407
13,919	7.25%, 05/13/2017	13,977
22,560	8.25%, 02/28/2019	22,964
	Nuveen Investments, Inc., Extended First Lien Term Loan
34,142	5.77%, 05/13/2017	34,412
	Ocwen Financial Corp.
10,685	01/31/2018 ◊☼	10,819
6,258	7.00%, 09/01/2016	6,348
	Springleaf Financial Funding Co.
21,000	5.50%, 05/10/2017	21,047
	USI Insurance Services LLC
22,860	5.25%, 12/27/2019	23,036
	Walter Investment Management
27,959	5.75%, 11/28/2017 ☼	28,378
		404,979
	Food Manufacturing - 3.5%
	Advance Pierre Foods, Inc.
17,941	5.75%, 07/10/2017	18,219
9,000	9.50%, 10/10/2017	9,169
	American Seafoods Group LLC
15,481	4.25%, 03/18/2018	15,365
	Del Monte Foods Co.
58,744	4.50%, 03/08/2018	58,855
	Dole Food Co., Inc., Term Loan B2
6,046	5.02%, 07/08/2018	6,051

4

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 84.3% - (continued)
	Food Manufacturing - 3.5% - (continued)
	Dole Food Co., Inc., Term Loan C2
$10,820	5.02%, 07/08/2018	$10,829
	JBS USA LLC
19,314	4.25%, 05/25/2018	19,555
	Milk Specialties Co.
10,645	7.00%, 11/09/2018 ☼	10,685
	Pinnacle Foods Finance LLC
30,268	3.71%, 10/02/2016	30,433
1,985	4.75%, 10/17/2018	2,015
	Roundy's Supermarkets, Inc.
24,413	5.75%, 02/13/2019	23,304
	U.S. Foodservice, Inc.
8,874	5.75%, 03/31/2017 ☼	8,972
		213,452
	Furniture and Related Product Manufacturing - 1.2%
	AOT Bedding Super Holdings LLC
52,085	5.00%, 10/01/2019	52,707
	Tempur-Pedic International, Inc.
11,430	4.51%, 12/12/2019 ☼	11,591
	Wilsonart International Holding LLC
12,395	5.50%, 10/31/2019	12,545
		76,843
	Health Care and Social Assistance - 9.5%
	AccentCare, Inc.
6,034	6.50%, 12/22/2016	4,224
	Alere, Inc.
30,615	4.75%, 06/30/2017	30,947
	Ardent Medical Services, Inc.
10,000	6.75%, 07/02/2018	10,188
	ATI Holdings, Inc.
2,605	12/31/2019 ◊☼	2,579
	Bausch & Lomb, Inc.
12,522	5.25%, 05/17/2019	12,641
	DaVita, Inc.
39,656	2.71%, 11/01/2017 ☼	39,628
46,435	4.00%, 11/01/2019	46,899
	DJO Finance LLC
10,001	5.20%, 11/01/2016	10,076
10,103	6.25%, 09/15/2017	10,199
	Gentiva Health Services, Inc.
7,221	6.50%, 08/17/2016	7,262
	Grifols, Inc.
18,586	4.25%, 06/01/2017	18,696
	HCA, Inc., Tranche B-2 Term Loan
35,805	3.56%, 03/31/2017	36,016
	HCA, Inc., Tranche B-3 Term Loan
18,094	3.45%, 05/01/2018	18,204
	Hologic, Inc.
33,402	4.50%, 08/01/2019	33,792
	Iasis Healthcare LLC
14,708	5.00%, 05/03/2018	14,830
	Immucor, Inc.
17,572	5.75%, 08/19/2018 ☼	17,821
	IMS Health, Inc.
8,199	4.50%, 08/26/2017	8,203
	Insight Pharmaceuticals LLC
9,870	6.25%, 08/25/2016	9,932
	InVentiv Health, Inc., 1st Lien Consolidated Term Loan
8,765	7.50%, 08/04/2016	8,560
	InVentiv Health, Inc., Term Loan B2
8,294	7.75%, 05/15/2018	8,139
	Jazz Pharmaceuticals, Inc.
5,792	5.25%, 06/12/2018	5,835
	Kindred Healthcare, Inc.
9,289	5.25%, 06/01/2018	9,214
	Kinetic Concepts, Inc.
19,304	5.50%, 05/04/2018	19,650
	Medpace Intermediateco, Inc.
6,068	6.50%, 06/19/2017	6,038
	MultiPlan, Inc.
28,373	4.75%, 08/26/2017	28,523
	NBTY, Inc.
24,466	4.25%, 10/01/2017	24,496
	Par Pharmaceutical Cos., Inc.
15,636	5.00%, 09/30/2019	15,792
	Pharmaceutical Product Development, Inc.
100	12/05/2018 ◊☼	100
14,425	6.25%, 12/05/2018	14,541
	Physician Oncology Services, Delayed Draw Term Commitment
816	7.75%, 01/31/2017	804
	Physician Oncology Services, Term Loan
6,719	7.75%, 01/31/2017	6,619
	Sheridan Holdings, Inc.
6,084	6.00%, 06/29/2018	6,170
2,246	9.00%, 07/01/2019	2,283
	Surgery Center Holdings, Inc.
9,763	6.50%, 02/06/2017	9,762
	Truven Health Analytics, Inc.
4,955	5.75%, 06/06/2019	5,005
	United Surgical Partners International, Inc., Extended Term Loan B
6,996	5.25%, 04/19/2017	7,046
	United Surgical Partners International, Inc., Term Loan B
8,930	6.00%, 04/03/2019 ☼	9,003
	US Renal Care, Inc.
9,453	6.25%, 07/03/2019	9,606
2,666	10.25%, 01/03/2020	2,709
	Valeant Pharmaceuticals International
21,090	4.25%, 12/11/2019	21,385
	Valeant Pharmaceuticals International, Inc.
15,718	4.25%, 02/13/2019	15,914
	Warner Chilcott Corp., Term Loan B-1
7,447	4.25%, 03/15/2018	7,534
	Warner Chilcott Corp., Term Loan B-2
2,302	4.25%, 03/15/2018	2,329
	Warner Chilcott Corp., Term Loan B-3
5,120	4.25%, 03/15/2018	5,179
	Warner Chilcott plc
2,828	4.25%, 03/15/2018	2,861
		587,234

5

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 84.3% - (continued)
	Information - 13.7%
	Alcatel-Lucent
$30,410	01/24/2019 ◊☼	$30,707
	Aspect Software, Inc.
10,406	7.00%, 05/07/2016	10,536
	Avaya, Inc., Term B-3 Loan
9,140	4.81%, 10/26/2017	8,552
	Blackboard, Inc.
1,465	6.25%, 10/04/2018 ☼	1,476
19,471	7.50%, 10/04/2018	19,668
	CDW LLC
34,214	4.00%, 07/15/2017	34,402
	Charter Communications Operating LLC
21,435	4.00%, 05/15/2019	21,730
	Charter Communications Operating LLC, Term C Loan Extended
22,911	3.46%, 09/06/2016	23,099
	Crown Castle Operating Co.
18,837	4.00%, 01/31/2019	18,968
	Decision Insight Information Group I, Inc.
17,263	7.00%, 01/04/2017	17,177
	Emdeon, Inc.
10,339	5.00%, 11/02/2018	10,472
	Epicor Software Corp.
42,627	5.00%, 05/16/2018	42,863
	First Data Corp.
2,060	09/27/2018 ◊☼	2,060
12,954	5.20%, 03/24/2017	12,936
	First Data Corp., Extended 1st Lien Term Loan
88,764	4.20%, 03/23/2018	87,851
	Gray Television, Inc.
14,662	4.75%, 10/12/2019	14,900
	Hyland Software, Inc.
6,665	5.50%, 10/25/2019	6,709
	Intelsat Jackson Holdings S.A.
35,926	3.20%, 02/01/2014	35,903
34,851	4.50%, 04/02/2018	35,278
	Kronos, Inc.
13,300	5.50%, 10/30/2019	13,416
3,000	9.75%, 04/30/2020	3,043
	Lawson Software, Inc.
27,164	5.25%, 04/05/2018	27,520
	Leap Wireless International, Inc.
4,820	4.75%, 10/10/2019	4,856
	Level 3 Financing, Inc.
38,219	4.75%, 02/01/2016 - 08/01/2019	38,645
49,045	5.25%, 08/01/2019	49,719
	Mediacom Broadband LLC, Term Loan E
7,872	4.50%, 10/23/2017	7,882
	Mediacom Broadband LLC, Tranche F Term Loan
15,887	4.50%, 10/23/2017	15,917
	Metro PCS Wireless, Inc., Tranche B-2 Term Loan
6,537	4.07%, 11/03/2016	6,570
	MetroPCS Wireless, Inc., Term Loan B3
4,390	4.00%, 03/17/2018	4,414
	MISYS plc
25,586	7.25%, 12/12/2018	25,927
	MModal, Inc.
14,564	6.75%, 08/16/2019	13,969
	Nine Entertainment Group Ltd
15,105	12/31/2019 ◊☼	15,086
	Northland Cable Television, Inc.
9,599	7.75%, 12/30/2016	9,287
	Novell, Inc.
17,625	7.25%, 11/22/2017	17,878
	Peak 10, Inc.
6,045	7.25%, 10/25/2018	6,072
	RedPrairie Corp.
6,805	6.75%, 12/14/2018	6,901
	Skillsoft Corp.
14,041	5.00%, 05/26/2017	14,199
	Sorenson Communications, Inc.
17,135	6.00%, 08/16/2013 ☼	16,956
	Telesat Canada
12,811	4.25%, 03/28/2019	12,923
	TransFirst Holding, Inc.
12,050	6.25%, 06/27/2018	12,197
500	11.00%, 06/27/2018	508
	TWCC Holding Corp.
10,993	4.25%, 02/13/2017	11,100
	UPC Financing Partnership
12,750	4.00%, 12/31/2017	12,830
	West Corp.
5,503	5.50%, 07/15/2016	5,576
9,761	5.75%, 06/30/2018	9,874
	West Corp., Term Loan B-4
8,212	5.50%, 07/15/2016	8,322
	WideOpenWest Finance LLC
14,940	6.25%, 07/17/2018	15,089
	Windstream Corp.
6,790	01/23/2020 ◊☼	6,836
	Zayo Group LLC
14,383	5.25%, 07/02/2019	14,567
		843,366
	Media - 0.2%
	Primedia, Inc.
11,630	7.50%, 01/13/2018	11,281

	Mining - 2.1%
	Arch Coal, Inc.
44,980	5.75%, 05/16/2018	46,126
	Fortescue Metals Group Ltd.
80,533	5.25%, 10/18/2017	81,515
		127,641
	Miscellaneous Manufacturing - 2.0%
	Bombardier Recreational Products, Inc.
17,455	01/31/2019 ◊☼	17,630
	DigitalGlobe, Inc.
15,330	01/24/2020 ◊☼	15,512
	Hamilton Sundstrand Corp.
14,940	5.00%, 12/13/2019	15,067
	Provo Craft & Novelty, Inc.
9,542	8.50%, 03/22/2016	1,336

6

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 84.3% - (continued)
	Miscellaneous Manufacturing - 2.0% - (continued)
	Reynolds Group Holdings, Inc.
$46,808	4.75%, 09/28/2018	$47,471
	Sequa Corp.
23,544	5.25%, 06/19/2017	23,887
		120,903
	Motor Vehicle and Parts Manufacturing - 3.4%
	Allison Transmission, Inc.
4,908	2.71%, 08/07/2014	4,917
28,012	4.25%, 08/23/2019	28,370
	AM General LLC, Term B Facility
17,363	3.19%, 09/30/2013	16,871
	Federal Mogul Corp., Tranche B Term Loan
50,843	2.95%, 12/29/2014	48,174
	Federal Mogul Corp., Tranche C Term Loan
18,056	2.14%, 12/28/2015	17,109
	Navistar, Inc.
54,736	7.00%, 08/17/2017	55,489
	Schaeffler AG
11,815	6.00%, 01/27/2017	11,954
	Tomkins LLC / Tomkins, Inc.
28,832	3.75%, 09/29/2016	29,057
		211,941
	Other Services - 0.5%
	Alliance Laundry Systems LLC
5,280	5.50%, 12/10/2018	5,340
	Apex Tool Group, LLC
7,175	01/08/2020 ◊☼	7,239
	Husky Injection Molding Systems Ltd.
20,981	5.75%, 07/02/2018	21,276
		33,855
	Petroleum and Coal Products Manufacturing - 2.0%
	Dynegy Midwest Generation LLC
14,025	9.25%, 08/05/2016	14,526
	Dynegy Power LLC
28,700	9.25%, 08/05/2016	29,863
	Plains Exploration & Production Co.
24,550	4.00%, 11/30/2019	24,628
	Samson Investment Co.
22,745	6.00%, 09/25/2018	23,052
	Shelf Drilling International Holdings Ltd.
10,200	6.25%, 05/31/2018	10,149
	Walter Energy, Inc.
11,241	5.75%, 04/02/2018	11,350
	Willbros United States Holdings, Inc.
9,636	9.50%, 06/30/2014	9,524
		123,092
	Pipeline Transportation - 0.6%
	EP Energy LLC
10,605	4.50%, 04/30/2019	10,707
19,622	5.00%, 05/24/2018	19,822
	NGPL Pipeco LLC
9,084	6.75%, 09/15/2017	9,307
		39,836
	Plastics and Rubber Products Manufacturing - 0.2%
	Consolidated Container Co.
6,982	5.00%, 07/03/2019	7,058
	Tricorbraun, Inc.
7,652	5.50%, 05/03/2018	7,714
		14,772
	Primary Metal Manufacturing - 0.7%
	Novelis, Inc.
37,838	4.00%, 03/10/2017	38,181
	WireCo WorldGroup, Inc.
6,838	6.00%, 02/15/2017	6,940
		45,121
	Professional, Scientific and Technical Services - 1.9%
	Advantage Sales & Marketing, Inc., 2nd Lien Term Loan
10,472	9.25%, 06/18/2018	10,517
	Advantage Sales & Marketing, Inc., Term Loan B
27,421	5.25%, 12/18/2017	27,524
	AlixPartners, LLP
14,507	6.50%, 06/28/2019	14,611
4,575	10.75%, 12/27/2019	4,655
	IMG Worldwide, Inc.
11,736	5.50%, 06/16/2016	11,736
	MoneyGram International, Inc., Term Loan B1
2,370	4.25%, 11/17/2017	2,374
	MoneyGram Payment Systems Worldwide, Inc.
15,256	4.25%, 11/17/2017	15,283
	Paradigm Ltd., Term Loan B1
13,965	6.50%, 07/30/2019	14,010
	Paradigm Ltd., Term Loan B2
2,500	10.50%, 07/30/2020	2,523
	RBS Holding Co. LLC
14,738	9.25%, 03/23/2017	4,716
	SunGard Data Systems, Inc.
12,050	4.50%, 01/31/2020	12,176
		120,125
	Real Estate, Rental and Leasing - 2.0%
	Capital Automotive L.P.
10,236	5.25%, 03/11/2017	10,292
	Fly Leasing Ltd.
9,381	5.75%, 08/08/2018	9,491
	LNR Property LLC
18,868	4.75%, 04/29/2016	18,903
	Realogy Corp., Credit Linked Deposit
1,282	3.20%, 10/05/2013	1,250
	Realogy Corp., Extended 1st Lien Term Loan B
74,932	4.46%, 10/10/2016	75,419
	Realogy Corp., Extended Credit Linked Deposit
8,553	4.46%, 10/10/2016	8,609
		123,964
	Retail Trade - 4.8%
	99 Cents Only Stores
13,895	5.25%, 01/11/2019	14,051
	Armored AutoGroup, Inc.
10,745	6.00%, 11/05/2016	10,708

7

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 84.3% - (continued)
	Retail Trade - 4.8% - (continued)
	Atrium Companies, Inc.
$14,172	11.00%, 04/30/2016 Þ	$13,250
	BJ's Wholesale Club, Inc.
12,455	5.75%, 09/26/2019	12,635
	Burlington Coat Factory Warehouse Corp.
12,929	5.50%, 02/23/2017	13,071
	EB Sports Corp.
12,923	11.50%, 12/31/2015 Þ	12,891
	FleetPride, Inc.
16,000	5.25%, 11/19/2019	16,175
	Great Atlantic & Pacific Tea Co., Inc.
16,874	11.00%, 03/13/2017	16,453
	Gymboree (The) Corp.
2,257	5.00%, 02/23/2018	2,196
	Hillman Group, Inc.
18,660	5.00%, 05/31/2016	18,753
	Michaels Stores, Inc.
29,520	3.75%, 01/28/2020	29,741
	Michaels Stores, Inc., Term B Loan
6,156	4.25%, 02/25/2018	6,241
	Neiman (The) Marcus Group, Inc.
57,020	4.75%, 05/16/2018	57,127
	Party City Holdings, Inc.
14,140	5.75%, 07/27/2019	14,289
	Rite Aid Corp., Tranche 5 Term Loan
18,657	4.50%, 03/03/2018	18,643
	Sports (The) Authority, Inc.
28,339	7.50%, 11/16/2017	28,657
	Sprouts Farmers Markets Holdings LLC
9,682	6.00%, 04/18/2018	9,773
		294,654
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Revlon Consumer Products Corp.
19,637	4.75%, 11/19/2017	19,745
	Yankee (The) Candle Co., Inc.
186	5.25%, 04/02/2019	188
		19,933
	Textile Product Mills - 0.3%
	Levi Strauss & Co.
18,768	2.46%, 04/04/2014	18,768

	Transit and Ground Passenger Transportation - 0.6%
	Emergency Medical Services Corp.
36,561	5.25%, 05/25/2018	36,634

	Truck Transportation - 0.7%
	Nexeo Solutions LLC
20,728	5.00%, 09/08/2017 - 09/09/2017	20,689
	Swift Transportation Co. LLC
22,204	5.00%, 12/21/2017	22,393
		43,082
	Utilities - 2.8%
	AES (The) Corp.
11,487	4.25%, 06/01/2018	11,612
	Calpine Corp.
20,255	4.50%, 10/09/2019	20,497
	Calpine Corp. Term Loan
43,295	4.50%, 04/01/2018	43,749
	Energy Transfer Equity L.P.
28,717	3.75%, 03/24/2017	28,964
	LSP Madison Funding LLC
13,586	5.83%, 06/28/2019	13,722
	Star West Generation LLC
25,558	6.00%, 05/17/2018	25,558
	Texas Competitive Electric Holdings Co. LLC
29,498	4.74%, 10/10/2017	19,454
	TPF Generation Holdings LLC, LC Facility Deposits
791	2.31%, 12/15/2013	788
	TPF Generation Holdings LLC, Second Lien Term Loan
6,495	4.56%, 12/21/2014	6,482
		170,826
	Wholesale Trade - 0.7%
	CrossMark Holdings, Inc.
1,000	01/31/2020 ◊☼	995
	Harbor Freight Tools USA, Inc.
9,985	5.50%, 11/14/2017	10,115
	HD Supply, Inc.
29,353	7.25%, 10/12/2017	30,108
		41,218
	Total senior floating rate interests
	(cost $5,152,111)	$5,206,678

COMMON STOCKS - 0.1%
	Consumer Durables and Apparel - 0.0%
3	Provo Craft & Novelty, Inc. ⌂●†	$–

	Energy - 0.1%
418,220	KCA Deutag ⌂●†	2,398

	Media - 0.0%
12	Caribe Media, Inc. ⌂†	–
16	F & W Publications, Inc. ●	10
		10
	Retailing - 0.0%
168	Neebo, Inc. ●†	357

	Total common stocks
	(cost $6,077)	$2,765

WARRANTS - 0.0%
	Media - 0.0%
19	Cumulus Media, Inc. ⌂	$40
6	F & W Publications, Inc.	4
		44
	Total warrants
	(cost $1)	$44

	Total long-term investments (cost $5,626,146)	$5,697,489

8

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 11.0%
Other Investment Pools and Funds - 11.0%
678,856	JP Morgan U.S. Government Money Market Fund		$678,856

	Total short-term investments
	(cost $678,856)		$678,856

	Total investments
	(cost $6,305,002) ▲	103.3%	$6,376,345
	Other assets and liabilities	(3.3)%	(201,408)
	Total net assets	100.0%	$6,174,937

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $6,305,937 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$113,781
Unrealized Depreciation	(43,373)
Net Unrealized Appreciation	$70,408

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $2,755, which rounds to zero percent of total net assets.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $213,155, which represents 3.5% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $8,777, which represents 0.1% of total net assets.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $297,803 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

9

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
11/2011	12	Caribe Media, Inc.	$–
07/2009	19	Cumulus Media, Inc. Warrants	–
03/2011	418,220	KCA Deutag	5,668
09/2011	3	Provo Craft & Novelty, Inc.	–

At January 31, 2013, the aggregate value of these securities was $2,438, which rounds to zero percent of total net assets.

Þ	This security may pay interest in additional principal instead of cash.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	02/20/2013	BCLY	$4,681	$4,625	$56
EUR	Buy	02/20/2013	RBC	130	132	2
EUR	Sell	02/28/2013	SSG	3,461	3,527	(66)
EUR	Sell	02/20/2013	UBS	6,964	7,094	(130)
						$(138)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
RBC	RBC Dominion Securities
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO

Other Abbreviations:
LIBOR	London Interbank Offered Rate

10

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality

as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Ba / BB	24.9%
B	56.1
Caa / CCC or Lower	4.6
Unrated	6.6
Non-Debt Securities and Other Short-Term Instruments	11.1
Other Assets & Liabilities	(3.3)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$2,765	$–	$10	$2,755
Corporate Bonds	488,002	–	484,608	3,394
Senior Floating Rate Interests	5,206,678	–	5,206,678	–
Warrants	44	–	44	–
Short-Term Investments	678,856	678,856	–	–
Total	$6,376,345	$678,856	$5,691,340	$6,149
Foreign Currency Contracts *	58	–	58	–
Total	$58	$–	$58	$–
Liabilities:
Foreign Currency Contracts *	196	–	196	–
Total	$196	$–	$196	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$3,888	$—	$(1,133	)*	$—	$—	$—	$—	$—	$2,755
Corporate Bonds	—	—	66	†	—	3,328	—	—	—	3,394
Total	$3,888	$—	$(1,067)		$—	$3,328	$—	$—	$—	$6,149

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(1,133).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $66.

11

The Hartford Floating Rate High Income Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 18.5%
		Accommodation and Food Services - 0.7%
		Caesars Entertainment Operating Co., Inc.
	$500	9.00%, 02/15/2020 ■‡	$508
		Caesars Operating Escrow
	500	9.00%, 02/15/2020 ■‡	509
			1,017
		Arts, Entertainment and Recreation - 0.8%
		Cenveo, Inc.
	215	8.88%, 02/01/2018 ‡	212
		Chester Downs & Marina LLC
	340	9.25%, 02/01/2020 ■‡	333
		Clear Channel Communications, Inc.
	274	9.00%, 12/15/2019 ■	260
		Downstream Development Authority of Quapaw Tribe of Oklahoma
	118	10.50%, 07/01/2019 ■‡	131
		Great Canadian Gaming Co.
CAD	295	6.63%, 07/25/2022 ■‡	308
			1,244
		Chemical Manufacturing - 2.1%
		Hexion Specialty Chemicals
	300	8.88%, 02/01/2018 ‡	303
		Hexion U.S. Finance Corp.
	58	6.63%, 04/15/2020 ‡	57
	655	6.63%, 04/15/2020 ■‡	645
		MPM Escrow LLC/MPM Finance Corp.
	1,240	8.88%, 10/15/2020 ‡	1,277
		Nufarm Australia Ltd.
	756	6.38%, 10/15/2019 ■‡	802
			3,084
		Computer and Electronic Product Manufacturing - 1.2%
		Freescale Semiconductor, Inc.
	500	8.05%, 02/01/2020	515
	500	9.25%, 04/15/2018 ■‡	550
		NXP B.V./NXP Funding LLC
	750	5.75%, 02/15/2021 ■☼	750
			1,815
		Finance and Insurance - 2.1%
		AmeriGas Finance LLC
	250	6.75%, 05/20/2020 ‡	271
		Ineos Finance plc
	400	8.38%, 02/15/2019 ■‡	438
		Nuveen Investments, Inc.
	1,765	9.13%, 10/15/2017 ■	1,787
		Offshore Group Investments Ltd.
	147	11.50%, 08/01/2015 ‡	160
		Rivers Pittsburgh L.P.
	465	9.50%, 06/15/2019 ■‡	502
			3,158
		Food Manufacturing - 0.9%
		Post Holdings, Inc.
	228	7.38%, 02/15/2022 ‡	253
		U.S. Foodservice, Inc.
	1,000	8.50%, 06/30/2019 ■	1,040
			1,293
		Health Care and Social Assistance - 0.4%
		Biomet, Inc.
	360	6.50%, 08/01/2020 ■	378
		Community Health Systems, Inc.
	220	7.13%, 07/15/2020 ‡	238
			616
		Information - 5.1%
		Ceridian Corp.
	500	8.88%, 07/15/2019 ■‡	557
		Cerved Technologies S.p.A.
EUR	500	5.50%, 01/15/2019 ■Δ	679
		First Data Corp.
	1,080	6.75%, 11/01/2020 ■‡	1,110
	1,000	8.25%, 01/15/2021 ■‡	1,030
		Intelsat Jackson Holdings S.A.
	500	6.63%, 12/15/2022 ■	508
		Level 3 Financing, Inc.
	350	4.47%, 02/15/2015 ‡Δ	350
	300	10.00%, 02/01/2018 ‡	334
		Nara Cable Funding II Ltd.
EUR	725	8.50%, 03/01/2020 §☼	972
		Nara Cable Funding Ltd.
	500	8.88%, 12/01/2018 ■	500
		Softbrands, Inc.
	200	11.50%, 07/15/2018 ‡	235
		Unitymedia Hessen GmbH & Co.
	510	5.50%, 01/15/2023 ■	520
		UPCB Finance VI Ltd.
	248	6.88%, 01/15/2022 ■	270
		Wind Acquisition Finance S.A.
	500	7.25%, 02/15/2018 ■	526
			7,591
		Nonmetallic Mineral Product Manufacturing - 0.2%
		Ardagh Packaging Finance plc
	200	7.38%, 10/15/2017 ■‡	220

		Petroleum and Coal Products Manufacturing - 2.0%
		Chesapeake Energy Corp.
	340	6.88%, 08/15/2018 ‡	361
		Denbury Resources, Inc.
	610	4.63%, 07/15/2023 ☼	598
		EP Energy Finance, Inc.
	1,000	7.75%, 09/01/2022 ‡	1,075
		MEG Energy Corp.
	121	6.38%, 01/30/2023 ■‡	126
		Shelf Drilling Holdings Ltd.
	695	8.63%, 11/01/2018 ■‡	733
			2,893
		Plastics and Rubber Products Manufacturing - 0.2%
		Sealed Air Corp.
	200	8.13%, 09/15/2019 ■‡	227

		Retail Trade - 0.4%
		GRD Holding III Corp.
	585	10.75%, 06/01/2019 ■‡	608
		Libby Glass, Inc.
	45	6.88%, 05/15/2020 ‡	49
			657

1

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 18.5% - (continued)
		Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
		YCC Holdings LLC
	$400	10.25%, 02/15/2016 Þ	$412

		Utilities - 1.2%
		Calpine Corp.
	360	7.25%, 10/15/2017 ■‡	382
		NRG Energy, Inc.
	1,000	6.63%, 03/15/2023 ■‡	1,072
	250	7.63%, 01/15/2018 ‡	281
			1,735
		Wholesale Trade - 0.9%
		Ontex IV
EUR	1,000	7.50%, 04/15/2018 §	1,399

		Total corporate bonds
		(cost $26,529)	$27,361

SENIOR FLOATING RATE INTERESTS ♦ - 75.1%
		Accommodation and Food Services - 3.2%
		Caesars Entertainment Operating Co., Inc.
	$2,275	4.45%, 01/28/2018	$2,066
	1,746	5.45%, 01/28/2018 ☼	1,619
	1,038	9.50%, 10/31/2016	1,054
			4,739
		Administrative Waste Management and Remediation - 5.8%
		Acosta, Inc.
	1,108	5.00%, 03/02/2018	1,121
		ADS Waste Holdings, Inc.
	1,085	5.25%, 10/09/2019	1,094
		Affinion Group, Inc., Tranche B Term Loan
	2,714	6.50%, 07/16/2015	2,586
		Audio Visual Services Group, Inc.
	928	6.75%, 11/09/2018	914
	1,000	10.75%, 05/09/2018	985
		NaNa Development Corp.
	1,370	7.75%, 07/22/2016	1,353
		Synagro Technologies, Inc.
	519	2.31%, 03/28/2014	482
			8,535
		Agriculture, Construction, Mining and Machinery - 2.6%
		Hupah Finance, Inc.
	427	6.25%, 01/19/2019	429
		Kion Group GmbH
	634	3.44%, 12/23/2014 Þ	630
	1,349	3.94%, 12/29/2015 Þ	1,346
		Nortek, Inc.
	87	5.25%, 04/26/2017	88
		Veyance Technologies, Inc.
	803	2.46%, 07/31/2014	797
	500	5.96%, 07/31/2015	494
			3,784
		Air Transportation - 2.5%
		Delta Air Lines, Inc.
	650	5.25%, 10/18/2018	658
		Delta Air Lines, Inc., Term Loan
	345	5.50%, 04/20/2017	348
		Landmark Aviation
	904	5.75%, 10/25/2019	906
		Landmark Aviation FBO Canada, Inc.
	96	5.75%, 10/25/2019	96
		US Airways Group, Inc.
	1,633	2.70%, 03/23/2014	1,624
			3,632
		Arts, Entertainment and Recreation - 4.8%
		24 Hour Fitness Worldwide, Inc.
	849	7.50%, 04/22/2016	857
		Cengage Learning Acquisitions, Inc.
	333	5.71%, 07/05/2017	242
		Cenveo Corp.
	205	7.00%, 12/21/2016	206
		Clear Channel Communications, Inc.
	369	3.60%, 07/30/2014	364
	456	3.85%, 01/29/2016	394
		ClubCorp Club Operations, Inc.
	492	5.25%, 11/30/2016	501
		Cumulus Media Holdings, Inc.
	124	4.50%, 09/17/2018	125
		Golden Nugget, Inc.
	359	3.21%, 06/22/2014 Þ	342
		Golden Nugget, Inc., Delayed Draw
	200	3.21%, 06/22/2014 Þ	191
		Greektown Casino LLC
	1,800	5.51%, 11/26/2018 ☼	1,807
		Kabel Deutschland GmbH
	1,369	4.25%, 02/01/2019 ☼	1,371
		San Juan Cable LLC
	123	6.00%, 06/09/2017	124
		Univision Communications, Inc.
	635	4.45%, 03/31/2017	636
			7,160
		Chemical Manufacturing - 4.5%
		DuPont Performance Coatings, Inc.
	2,055	01/15/2020 - 01/31/2020 ◊☼	2,697
		Houghton International, Inc.
	100	5.25%, 12/20/2019	101
		Ineos US Finance LLC
	1,129	6.50%, 05/04/2018	1,153
		Pinnacle Operating Corp.
	833	6.75%, 11/15/2018	826
	750	11.50%, 05/15/2019	708
		PQ Corp.
	750	5.25%, 05/08/2017	758
		Unifrax, Corp.
	215	12/31/2019 ◊☼	214
		Utex Industries, Inc.
	229	7.00%, 12/15/2016	231
			6,688
		Computer and Electronic Product Manufacturing - 1.0%
		Ceridian Corp.
	1,170	5.96%, 05/09/2017	1,182
		SRA International, Inc.
	289	6.50%, 07/20/2018	287
			1,469

2

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 75.1% - (continued)
	Construction - 0.6%
	Brock Holdings III, Inc.
$470	6.00%, 03/16/2017	$473
402	10.00%, 03/16/2018	404
		877
	Educational Services - 0.4%
	Bright Horizons Family Solutions, Inc.
645	01/23/2020 ◊☼	649

	Fabricated Metal Product Manufacturing - 0.4%
	Ameriforge Group, Inc.
550	12/19/2019 - 12/21/2020 ◊☼	557
		557
	Finance and Insurance - 5.3%
	Asurion Corp., 2nd Lien Term Loan
356	9.00%, 05/24/2019	367
	Asurion Corp., Term Loan
433	5.50%, 05/24/2018	437
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
74	8.75%, 12/18/2017	70
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
176	8.75%, 12/18/2017	167
	Chrysler Group LLC
594	6.00%, 05/24/2017	605
	Evertec LLC
299	5.50%, 09/30/2016	302
	HUB International Ltd.
246	6.75%, 12/13/2017	249
	Lonestar Intermediate Super Holdings LLC
136	11.00%, 09/02/2019	145
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
250	4.20%, 11/29/2013	245
	Nuveen Investments, Inc.
805	5.76%, 05/13/2017	813
81	7.25%, 05/13/2017	81
1,440	8.25%, 02/28/2019	1,466
	Ocwen Financial Corp.
630	01/31/2018 ◊☼	638
	USI Insurance Services LLC
1,205	5.25%, 12/27/2019	1,214
	Walter Investment Management
1,010	5.75%, 11/28/2017 ☼	1,025
		7,824
	Food Manufacturing - 2.6%
	Advance Pierre Foods, Inc.
616	5.75%, 07/10/2017	625
1,000	9.50%, 10/10/2017	1,019
	Del Monte Foods Co.
313	4.50%, 03/08/2018	313
	Milk Specialties Co.
705	7.00%, 11/09/2018 ☼	708
	Pinnacle Foods Finance LLC
378	4.75%, 10/17/2018	384
	Roundy's Supermarkets, Inc.
369	5.75%, 02/13/2019	352
	U.S. Foodservice, Inc.
474	5.75%, 03/31/2017	479
		3,880
	Furniture and Related Product Manufacturing - 1.0%
	AOT Bedding Super Holdings LLC
1,085	5.00%, 10/01/2019	1,098
	Wilsonart International Holding LLC
425	5.50%, 10/31/2019	430
		1,528
	Health Care and Social Assistance - 4.4%
	Alere, Inc.
284	4.75%, 06/30/2017	287
	Ardent Medical Services, Inc.
500	6.75%, 07/02/2018	509
	ATI Holdings, Inc.
290	12/31/2019 ◊☼	287
	Bausch & Lomb, Inc.
328	5.25%, 05/17/2019	331
	DJO Finance LLC
815	6.25%, 09/15/2017	823
	Immucor, Inc.
496	5.75%, 08/19/2018 ☼	503
	InVentiv Health, Inc., Term Loan B2
187	7.75%, 05/15/2018	184
	Medpace Intermediateco, Inc.
231	6.50%, 06/19/2017	230
	MultiPlan, Inc.
423	4.75%, 08/26/2017	425
	Par Pharmaceutical Cos., Inc.
349	5.00%, 09/30/2019	353
	Pharmaceutical Product Development, Inc.
425	6.25%, 12/05/2018	428
	Sheridan Holdings, Inc.
139	6.00%, 06/29/2018	141
	Truven Health Analytics, Inc.
328	5.75%, 06/06/2019	332
	US Renal Care, Inc.
498	6.25%, 07/03/2019	506
666	10.25%, 01/03/2020	677
	Valeant Pharmaceuticals International
420	4.25%, 12/11/2019	426
		6,442
	Information - 12.7%
	Alcatel-Lucent
1,710	01/24/2019 ◊☼	1,727
	Aspect Software, Inc.
209	7.00%, 05/07/2016	212
	Avaya, Inc., Term B-3 Loan
245	4.81%, 10/26/2017	230
	Blackboard, Inc.
105	6.25%, 10/04/2018 ☼	106
248	7.50%, 10/04/2018	250
	Decision Insight Information Group I, Inc.
473	7.00%, 01/04/2017	470
	Emdeon, Inc.
412	5.00%, 11/02/2018	417

3

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 75.1% - (continued)
	Information - 12.7% - (continued)
	First Data Corp.
$410	09/27/2018 ◊☼	$410
428	5.20%, 03/24/2017	427
	First Data Corp., Extended 1st Lien Term Loan
1,650	4.20%, 03/23/2018	1,633
	Gray Television, Inc.
434	4.75%, 10/12/2019	441
	Intelsat Jackson Holdings S.A.
475	3.20%, 02/01/2014	475
	Kronos, Inc.
700	5.50%, 10/30/2019	706
750	9.75%, 04/30/2020	761
	Lawson Software, Inc.
697	5.25%, 04/05/2018	706
	Leap Wireless International, Inc.
255	4.75%, 10/10/2019	257
	Level 3 Financing, Inc.
1,920	5.25%, 08/01/2019	1,946
	MISYS plc
1,347	7.25%, 12/12/2018	1,364
	MModal, Inc.
399	6.75%, 08/16/2019	383
	Novell, Inc.
341	7.25%, 11/22/2017	345
	Peak 10, Inc.
320	7.25%, 10/25/2018	321
	RedPrairie Corp.
545	6.75%, 12/14/2018	553
	Skillsoft Corp.
268	5.00%, 05/26/2017	271
	Sorenson Communications, Inc.
2,776	6.00%, 08/16/2013	2,747
	TransFirst Holding, Inc.
500	6.25%, 06/27/2018	506
250	11.00%, 06/27/2018	254
	WideOpenWest Finance LLC
338	6.25%, 07/17/2018	342
	Windstream Corp.
235	01/23/2020 ◊☼	237
	Zayo Group LLC
254	5.25%, 07/02/2019	257
		18,754
	Media - 0.1%
	Primedia, Inc.
153	7.50%, 01/13/2018	148

	Mining - 2.9%
	Arch Coal, Inc.
2,495	5.75%, 05/16/2018	2,558
	Fortescue Metals Group Ltd.
1,696	5.25%, 10/18/2017	1,717
		4,275
	Miscellaneous Manufacturing - 1.6%
	Bombardier Recreational Products, Inc.
1,115	01/31/2019 ◊☼	1,126
	DigitalGlobe, Inc.
485	01/24/2020 ◊☼	491
	Hamilton Sundstrand Corp.
640	5.00%, 12/13/2019	646
	Sequa Corp.
156	5.25%, 06/19/2017	158
		2,421
	Motor Vehicle and Parts Manufacturing - 4.2%
	AM General LLC, Term B Facility
568	3.19%, 09/30/2013	552
	Federal Mogul Corp., Tranche B Term Loan
1,875	2.14%, 12/29/2014	1,777
	Federal Mogul Corp., Tranche C Term Loan
957	2.14%, 12/28/2015	907
	Navistar, Inc.
2,745	7.00%, 08/17/2017	2,783
	Schaeffler AG
185	6.00%, 01/27/2017	187
		6,206
	Other Services - 0.6%
	Alliance Laundry Systems LLC
335	5.50%, 12/10/2018	339
	Apex Tool Group, LLC
285	01/08/2020 ◊☼	287
	Husky Injection Molding Systems Ltd.
241	5.75%, 07/02/2018	245
		871
	Petroleum and Coal Products Manufacturing - 2.7%
	Dynegy Midwest Generation LLC
431	9.25%, 08/05/2016	447
	Plains Exploration & Production Co.
721	4.00%, 11/30/2019	723
	Samson Investment Co.
615	6.00%, 09/25/2018	623
	Shelf Drilling International Holdings Ltd.
1,800	6.25%, 05/31/2018	1,791
	Willbros United States Holdings, Inc.
469	9.50%, 06/30/2014	464
		4,048
	Pipeline Transportation - 0.8%
	EP Energy LLC
760	4.50%, 04/30/2019	768
117	5.00%, 05/24/2018	118
	NGPL Pipeco LLC
232	6.75%, 09/15/2017	238
		1,124
	Primary Metal Manufacturing - 0.5%
	WireCo WorldGroup, Inc.
783	6.00%, 02/15/2017	795

	Professional, Scientific and Technical Services - 2.0%
	Advantage Sales & Marketing, Inc., 2nd Lien Term Loan
850	9.25%, 06/18/2018	854
	Advantage Sales & Marketing, Inc., Term Loan B
346	5.25%, 12/18/2017	348
	AlixPartners, LLP
299	6.50%, 06/28/2019	301
141	10.75%, 12/27/2019	143

4

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 75.1% - (continued)
	Professional, Scientific and Technical Services - 2.0% - (continued)
	Paradigm Ltd., Term Loan B1
$998	6.50%, 07/30/2019		$1,001
	Paradigm Ltd., Term Loan B2
356	10.50%, 07/30/2020		359
			3,006
	Real Estate, Rental and Leasing - 1.3%
	Fly Leasing Ltd.
494	5.75%, 08/08/2018		499
	Realogy Corp.
104	3.20%, 10/05/2013		102
	Realogy Corp., Extended 1st Lien Term Loan B
1,275	4.46%, 10/10/2016		1,283
	Realogy Corp., Extended Credit Linked Deposit
83	4.46%, 10/10/2016		84
			1,968
	Retail Trade - 3.7%
	BJ's Wholesale Club, Inc.
1,083	5.75%, 09/26/2019		1,099
	EB Sports Corp.
18	11.50%, 12/31/2015 Þ		18
	Great Atlantic & Pacific Tea Co., Inc.
1,327	11.00%, 03/13/2017		1,294
	Michaels Stores, Inc.
1,230	3.75%, 01/28/2020		1,239
	Party City Holdings, Inc.
324	5.75%, 07/27/2019		328
	Rite Aid Corp., Tranche 5 Term Loan
648	4.50%, 03/03/2018		647
	Sports (The) Authority, Inc.
694	7.50%, 11/16/2017		702
	Sprouts Farmers Markets Holdings LLC
123	6.00%, 04/18/2018		124
			5,451
	Textile Product Mills - 0.5%
	Levi Strauss & Co.
675	2.46%, 04/04/2014		675

	Transit and Ground Passenger Transportation - 0.3%
	Emergency Medical Services Corp.
371	5.25%, 05/25/2018		371

	Truck Transportation - 0.8%
	Nexeo Solutions LLC
783	5.00%, 09/09/2017		782
	Swift Transportation Co. LLC
355	5.00%, 12/21/2017		358
			1,140
	Utilities - 0.7%
	Energy Transfer Equity L.P.
283	3.75%, 03/24/2017		285
	Star West Generation LLC
750	6.00%, 05/17/2018		750
			1,035
	Wholesale Trade - 0.6%
	Harbor Freight Tools USA, Inc.
363	5.50%, 11/14/2017		368
	HD Supply, Inc.
498	7.25%, 10/12/2017		510
			878
	Total senior floating rate interests
	(cost $108,704)		$110,930

	Total long-term investments
	(cost $135,233)		$138,291

SHORT-TERM INVESTMENTS - 10.8%
Other Investment Pools and Funds - 10.8%
15,944	JP Morgan U.S. Government Money Market Fund		$15,944

	Total short-term investments
	(cost $15,944)		$15,944

	Total investments
	(cost $151,177) ▲	104.4%	$154,235
	Other assets and liabilities	(4.4)%	(6,506)
	Total net assets	100.0%	$147,729

5

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $151,197 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,302
Unrealized Depreciation	(264)
Net Unrealized Appreciation	$3,038

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $18,009, which represents 12.2% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $2,371, which represents 1.6% of total net assets.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $15,975 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Þ	This security may pay interest in additional principal instead of cash.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	02/20/2013	BCLY	$300	$296	$4
EUR	Buy	02/20/2013	RBC	26	26	–
EUR	Sell	02/28/2013	SSG	692	705	(13)
EUR	Sell	02/20/2013	UBS	2,321	2,364	(43)
EUR	Sell	02/28/2013	WEST	1,390	1,445	(55)
						$(107)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
RBC	RBC Dominion Securities
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO

Other Abbreviations:
LIBOR	London Interbank Offered Rate

Distribution by Credit Quality
as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Ba / BB	10.3
B	64.6
Caa / CCC or Lower	11.7
Unrated	7.0
Non-Debt Securities and Other Short-Term Instruments	10.8
Other Assets & Liabilities	(4.4)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

7

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	27,361	–	26,682	679
Senior Floating Rate Interests	110,930	–	110,930	–
Short-Term Investments	15,944	15,944	–	–
Total	$154,235	$15,944	$137,612	$679
Foreign Currency Contracts *	4	–	4	–
Total	$4	$–	$4	$–
Liabilities:
Foreign Currency Contracts *	111	–	111	–
Total	$111	$–	$111	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Corporate Bonds	$—	$—	$13	*	$—	$666	$—	$—	$—	$679
Total	$—	$—	$13		$—	$666	$—	$—	$—	$679

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $13.

8

The Hartford Fundamental Growth Fund
Schedule of Investments January 31, 2013 (Unaudited) (000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Capital Goods - 9.8%
26	Belden, Inc.	$1,233
18	Deere & Co.	1,674
33	Eaton Corp. plc	1,851
21	Joy Global, Inc.	1,326
26	WESCO International, Inc. ●	1,889
		7,973
	Consumer Durables and Apparel - 2.6%
56	D.R. Horton, Inc.	1,318
9	Polaris Industries, Inc.	801
		2,119
	Consumer Services - 1.6%
24	Las Vegas Sands Corp.	1,326

	Diversified Financials - 7.6%
11	BlackRock, Inc.	2,575
42	JP Morgan Chase & Co.	1,967
42	Waddell & Reed Financial, Inc. Class A	1,667
		6,209
	Energy - 5.7%
24	Cameron International Corp. ●	1,494
9	National Oilwell Varco, Inc.	653
27	Newfield Exploration Co. ●	788
37	Whiting Petroleum Corp. ●	1,741
		4,676
	Food and Staples Retailing - 2.3%
37	CVS Caremark Corp.	1,910

	Food, Beverage and Tobacco - 4.7%
35	Green Mountain Coffee Roasters, Inc. ●	1,571
10	PepsiCo, Inc.	699
18	Philip Morris International, Inc.	1,569
		3,839
	Health Care Equipment and Services - 6.1%
21	Aetna, Inc.	1,013
31	Express Scripts Holding Co. ●	1,672
8	McKesson Corp.	810
36	St. Jude Medical, Inc.	1,478
		4,973
	Insurance - 6.4%
62	Aflac, Inc. ‡	3,311
103	Assured Guaranty Ltd.	1,875
		5,186
	Materials - 2.0%
51	Barrick Gold Corp.	1,631

	Media - 0.8%
13	Walt Disney Co.	679

	Pharmaceuticals, Biotechnology and Life Sciences - 5.3%
16	Amgen, Inc.	1,376
16	Celgene Corp. ●	1,632
34	Teva Pharmaceutical Industries Ltd. ADR	1,277
2	Zoetis, Inc. ●☼	57
		4,342
	Retailing - 10.6%
2	Amazon.com, Inc. ●	584
25	Bed Bath & Beyond, Inc. ●	1,462
39	Dollar Tree, Inc. ●	1,571
51	Lowe's Co., Inc.	1,955
3	Priceline.com, Inc. ●	1,851
21	Ross Stores, Inc.	1,236
		8,659
	Software and Services - 21.0%
12	Accenture plc	877
10	Baidu, Inc. ADR ●	1,094
17	Check Point Software Technologies Ltd. ADR ●	835
23	eBay, Inc. ●	1,286
15	Facebook, Inc. ●	465
14	Global Payments, Inc.	705
3	Google, Inc. ●	2,229
27	IAC/InterActiveCorp.	1,097
10	IBM Corp.	2,112
65	Microsoft Corp.	1,783
47	Oracle Corp.	1,683
19	Visa, Inc.	3,016
		17,182
	Technology Hardware and Equipment - 11.8%
8	Apple, Inc.	3,506
13	Arrow Electronics, Inc. ●	480
95	Cisco Systems, Inc.	1,948
88	EMC Corp. ●	2,156
23	Qualcomm, Inc.	1,519
		9,609
	Total common stocks
	(cost $71,092)	$80,313

	Total long-term investments
	(cost $71,092)	$80,313

SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $235, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $240)
$235	0.16%, 01/31/2013	$235
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $175, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $178)
175	0.16%, 01/31/2013	175
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $105, collateralized by U.S. Treasury Note 0.25%, 2015, value of $107)
105	0.13%, 01/31/2013	105

1

The Hartford Fundamental Growth Fund
Schedule of Investments — (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 2.0% - (continued)
Repurchase Agreements - 2.0% - (continued)
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $235, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $239)
$235	0.13%, 01/31/2013	$235
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $161, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $164)
161	0.17%, 01/31/2013	161
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $392, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $400)
392	0.13%, 01/31/2013	392
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $276, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $282)
276	0.15%, 01/31/2013	276
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $4, collateralized by U.S. Treasury Note 0.63%, 2017, value of $5)
4	0.12%, 01/31/2013	4
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $40, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $41)
40	0.15%, 01/31/2013	40
		1,623
	Total short-term investments
	(cost $1,623)	$1,623

Total investments
(cost $72,715) ▲	100.3%	$81,936
Other assets and liabilities	(0.3)%	(225)
Total net assets	100.0%	$81,711

2

The Hartford Fundamental Growth Fund
Schedule of Investments — (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $75,258 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,778
Unrealized Depreciation	(4,100)
Net Unrealized Appreciation	$6,678

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $57 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$80,313	$80,313	$–	$–
Short-Term Investments	1,623	–	1,623	–
Total	$81,936	$80,313	$1,623	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 55.3%
	Automobiles and Components - 1.4%
238	Astra International Tbk PT	$180
3	Bayerische Motoren Werke (BMW) AG	311
3	BorgWarner, Inc. ●	186
9	Bridgestone Corp.	238
2	Continental AG	193
8	Daimler AG	456
7	Denso Corp.	246
222	Dongfeng Motor Group Co., Ltd.	364
22	Exedy Corp.	489
22	Ford Motor Co.	281
7	General Motors Co. ●	208
16	Honda Motor Co., Ltd.	609
4	Hyundai Motor Co., Ltd. ●	892
64	Isuzu Motors Ltd.	401
3	Kia Motors Corp.	162
2	Michelin (C.G.D.E.) Class B	194
98	Nissan Motor Co., Ltd.	1,004
43	Pirelli & Co. S.p.A.	526
39	Stanley Electric Co., Ltd.	636
28	Tata Motors Ltd.	156
31	Toyota Motor Corp.	1,461
753	Xingda International Holdings	335
		9,528
	Banks - 4.9%
25	Australia & New Zealand Banking Group Ltd.	702
39	Banco Bilbao Vizcaya Argentaria S.A.	391
21	Banco Bradesco S.A.	383
438	Banco Espirito Santo S.A. ●	621
62	Banco Santander Brasil S.A.	458
66	Banco Santander Central Hispano S.A.	551
15	Bancolombia S.A.	269
27	Bangkok Bank plc	200
149	Bank Central Asia PT	148
1,132	Bank of China Ltd.	557
32	Bank of East Asia Ltd.	130
3	Bank of Montreal	209
5	Bank of Nova Scotia	307
99	Barclays Bank plc ADR	476
7	BB&T Corp.	198
46	BNP Paribas	2,887
63	BOC Hong Kong Holdings Ltd.	217
2	Canadian Imperial Bank of Commerce	181
518	China Construction Bank	447
15	Commonwealth Bank of Australia	1,010
27	DBS Group Holdings Ltd.	330
13	DNB ASA	180
14	Fifth Third Bancorp	231
30	Fukuoka Financial Group, Inc.	128
48	Hana Financial Holdings	1,712
13	Hang Seng Bank Ltd.	216
16	HDFC Bank Ltd.	192
10	Housing Development Finance Corp. Ltd.	141
144	HSBC Holdings plc	1,638
550	Industrial & Commercial Bank of China Ltd.	414
86	Intesa Sanpaolo	175
34	Itausa - Investimentos Itau S.A.	170
5	KB Financial Group, Inc. ●	173
451	Lloyds Banking Group plc ●	369
214	Mega Financial Holding Co.	175
288	Mitsubishi UFJ Financial Group, Inc.	1,636
186	Mizuho Financial Group, Inc.	372
22	National Australia Bank Ltd.	628
28	Nordea Bank Ab	309
35	Oversea-Chinese Banking Corp., Ltd.	275
4	PNC Financial Services Group, Inc.	268
172	PT Bank Rakyat Indonesia	140
6	Royal Bank of Canada	385
5	Shinhan Financial Group Co., Ltd. ●	207
64	Societe Generale Class A	2,873
15	Standard Bank Group Ltd.	197
21	Standard Chartered plc	571
12	Sumitomo Mitsui Financial Group, Inc.	502
9	SunTrust Banks, Inc.	244
6	Svenska Handelsbanken Ab Class A	243
9	Swedbank Ab	216
4	Toronto-Dominion Bank	307
36	Turkiye Garanti Bankasi A.S.	179
32	Unicredit S.p.A.	207
19	United Overseas Bank Ltd.	296
40	US Bancorp ‡	1,325
148	Wells Fargo & Co. ‡	5,155
30	Westpac Banking Corp.	868
		33,989
	Capital Goods - 4.9%
8	3M Co.	785
24	ABB Ltd. ADR	508
28	Abengoa S.A.	85
2	ACS Actividades de Construccion y Servicios S.A.	37
7	AGCO Corp. ●	374
59	Amada Co., Ltd.	367
18	Asahi Glass Co., Ltd.	119
7	Atlas Copco Ab B Shares	169
39	BAE Systems plc	211
114	Beijing Enterprises Holdings Ltd.	820
66	Belden, Inc. ‡	3,162
27	Bharat Heavy Electricals Ltd.	115
7	Boeing Co.	522
58	Carlisle Cos., Inc. ‡	3,693
9	Caterpillar, Inc.	876
1	CNH Global N.V.	50
7	Compagnie De Saint-Gobain	277
–	Construcciones y Auxiliar de Ferrocarriles S.A.	109
2	Cummins, Inc.	190
6	Danaher Corp.	333
6	Danieli & Co.	175
6	DCC plc	204
11	Deere & Co.	1,052
6	Eaton Corp. plc	346
9	Emerson Electric Co.	516
4	European Aeronautic Defence & Space Co. N.V.	208
1	Fanuc Corp.	231
5	Fastenal Co.	271

1

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 55.3% - (continued)
	Capital Goods - 4.9% - (continued)
36	Ferrovial S.A.	$578
24	Fiat Industrial S.p.A.	311
1	Flowserve Corp.	83
3	Fluor Corp.	219
11	Fomento de Construcciones y Contratas S.A.	147
50	GATX Corp. ╦	2,372
3	Geberit AG	676
89	General Electric Co. ‡	1,994
8	Honeywell International, Inc.	552
27	Hutchison Whampoa Ltd.	303
1	Hyundai Heavy Industries Co., Ltd. ●	130
4	Illinois Tool Works, Inc.	225
5	Ingersoll-Rand plc	264
19	Itochu Corp.	219
2	Joy Global, Inc.	129
21	Keppel Corp., Ltd.	194
15	Kingspan Group plc	176
11	Komatsu Ltd.	288
14	Koninklijke Philips Electronics N.V.	428
14	Kubota Corp.	161
–	L-3 Communications Holdings, Inc.	36
5	Larsen & Toubro Ltd.	145
4	Legrand S.A.	173
2	LG Corp. ●	122
–	Lockheed Martin Corp.	39
2	LS Corp. ●	149
3	Metso Oyj	138
16	Mitsubishi Corp.	330
68	Mitsubishi Electric Corp.	563
40	Mitsubishi Heavy Industries Ltd.	215
16	Mitsui & Co., Ltd.	235
2	Nidec Corp.	108
10	Obrascon Huarte Lain S.A.	307
2	Parker-Hannifin Corp.	204
8	Pentair Ltd.	406
1	Precision Castparts Corp.	209
2	Rockwell Automation, Inc.	214
21	Rolls-Royce Holdings plc	312
2	Samsung C&T Corp.	140
1	Samsung Engineering Co., Ltd.	104
15	Sandvik AB	245
7	Scania AB Class B	144
5	Schneider Electric S.A.	366
198	Shanghai Industrial Holdings Ltd.	703
8	Siemens AG	871
1	SMC Corp. of America	179
12	Sumitomo Electric Industries Ltd.	139
214	TECO Electric & Machinery Co., Ltd.	178
20	THK Co., Ltd.	339
4	Toyota Tsusho Corp.	84
13	Trevi Finanziaria Industrial	90
5	United Technologies Corp.	432
43	United Tractors Tbk	86
–	Vallourec S.A.	23
6	Vinci S.A.	325
423	Walsin Lihwa Corp.	143
200	Zoomlion Heavy Industries. Science & Technology Co., Ltd.	272
		34,022
	Commercial and Professional Services - 0.6%
224	ACCO Brands Corp. ●	1,864
1	Adecco S.A.	72
2	ADT (The) Corp.	108
5	Bilfinger Berger AG	543
18	Brambles Ltd.	153
5	Cintas Corp.	215
15	Experian plc	262
27	Performant Financial Corp. ●	342
3	Secom Co., Ltd.	137
4	Tyco International Ltd.	134
6	Waste Management, Inc.	202
		4,032
	Consumer Durables and Apparel - 1.1%
3	Adidas AG	247
4	Cie Financiere Richemont S.A.	298
3	Coach, Inc.	139
112	Daphne International Holdings Ltd.	144
3	Gerry Weber International A.G.	157
5	Hugo Boss AG	587
2	LVMH Moet Hennessy Louis Vuitton S.A.	408
103	Mattel, Inc. ‡	3,874
5	NIKE, Inc. Class B	254
5	Nikon Corp.	139
26	Panasonic Corp.	173
2	Sankyo Co., Ltd.	88
29	Sega Sammy Holdings, Inc.	519
12	Sony Corp.	177
–	Swatch Group AG	229
8	Toll Brothers, Inc. ●	309
		7,742
	Consumer Services - 0.7%
6	Carnival Corp.	231
1	Chipotle Mexican Grill, Inc. ●	188
22	Compass Group plc	266
15	Ctrip.com International Ltd. ADR ●	303
4	Darden Restaurants, Inc.	179
42	Genting Berhad	128
37	Intralot S.A.	104
4	Las Vegas Sands Corp.	200
8	McDonald's Corp.	717
74	MGM China Holdings Ltd.	176
22	New Oriental Education & Technology Group, Inc. ADR	370
9	NH Hoteles S.A. ●	36
5	Paddy Power plc	393
6	Starbucks Corp.	325
3	Starwood Hotels & Resorts, Inc.	209
47	TUI AG	506
2	Wynn Resorts Ltd.	200
4	Yum! Brands, Inc.	266
		4,797
	Diversified Financials - 2.0%
8	American Express Co.	485
3	Ameriprise Financial, Inc.	231
85	Bank of America Corp. ‡	967
9	Bank of New York Mellon Corp.	252
29	BM & F Bovespa S.A.	206
4	Capital One Financial Corp.	241
52	Citigroup, Inc.	2,199

2

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 55.3% - (continued)
	Diversified Financials - 2.0% - (continued)
3	CME Group, Inc.	$198
9	Credit Suisse Group AG	267
8	Deutsche Bank AG	413
3	Deutsche Boerse AG	172
7	Discover Financial Services, Inc.	258
7	Eaton Vance Corp.	265
166	Fubon Financial Holding Co., Ltd	213
7	Goldman Sachs Group, Inc. ‡	1,032
5	Groupe Bruxelles Lambert S.A.	401
14	Hong Kong Exchanges & Clearing Ltd.	266
27	ING Groep N.V. ●	275
8	Invesco Ltd.	219
76	JP Morgan Chase & Co. ‡	3,586
7	Legg Mason, Inc.	200
12	Morgan Stanley	265
44	Nomura Holdings, Inc.	251
2	ORIX Corp.	195
5	State Street Corp.	259
3	T. Rowe Price Group, Inc.	242
33	UBS AG	577
		14,135
	Energy - 5.2%
6	Anadarko Petroleum Corp.	452
3	Apache Corp.	268
4	Baker Hughes, Inc.	182
26	Banpu PCL	338
28	BG Group plc	503
150	BP plc	1,110
3	Cameron International Corp. ●	216
7	Canadian Natural Resources Ltd.	224
8	Canadian Natural Resources Ltd. ADR	240
9	Chesapeake Energy Corp.	175
17	Chevron Corp. ‡	1,901
187	China Petroleum & Chemical Corp. Class H	227
174	China Shenhua Energy Co., Ltd.	750
137	CNOOC Ltd.	281
9	ConocoPhillips Holding Co.	506
3	Devon Energy Corp.	198
18	Enbridge, Inc.	791
42	Eni S.p.A.	1,051
10	EOG Resources, Inc. ‡	1,198
48	Exxon Mobil Corp. ‡	4,353
5	GS Holdings Corp. ●	345
8	Halliburton Co.	318
3	Hess Corp.	218
–	Inpex Corp.	706
190	JX Holdings, Inc.	1,118
40	Karoon Gas Australia Ltd. ●	270
9	Kinder Morgan Management LLC ●	734
13	Kinder Morgan, Inc.	499
306	Kunlun Energy Co., Ltd.	636
5	Lukoil ADR	333
6	Marathon Oil Corp.	194
4	Marathon Petroleum Corp.	322
3	National Oilwell Varco, Inc.	255
60	OAO Gazprom Class S ADR	568
7	Occidental Petroleum Corp.	657
15	OGX Petroleo e Gas Participacoes S.A. ●	31
15	OMV AG	610
12	Origin Energy Ltd.	160
5	Peabody Energy Corp.	128
223	PetroChina Co., Ltd.	316
59	Petroleo Brasileiro S.A.	537
4	Phillips 66	264
14	PTT Public Co., Ltd.	164
15	Reliance Industries Ltd.	246
35	Repsol S.A.	769
17	Royal Dutch Shell plc	586
26	Royal Dutch Shell plc Class B	963
13	Saipem S.p.A.	359
5	Sasol Ltd.	237
10	Schlumberger Ltd.	747
192	Scorpio Tankers, Inc. ●	1,621
18	Seacor Holdings, Inc.	1,643
13	Statoil ASA	336
8	Suncor Energy, Inc.	280
12	Tecnicas Reunidas S.A.	589
19	Total S.A.	1,005
11	Transcanada Corp.	506
4	Transocean Ltd.	209
10	Tullow Oil plc	181
8	Valero Energy Corp.	342
7	Whiting Petroleum Corp. ●	356
7	Williams Cos., Inc.	243
7	Woodside Petroleum Ltd.	256
		35,821
	Food and Staples Retailing - 0.9%
7	Carrefour S.A.	206
3	Costco Wholesale Corp.	356
10	CVS Caremark Corp.	507
89	Distribuidora Internacional De Alimentacion S.A.	659
28	Jeronimo Martins	601
14	Koninklijke Ahold N.V.	209
17	Metro AG	536
9	Seven & I Holdings Co., Ltd.	275
84	Tesco plc	477
7	Walgreen Co.	291
76	Wal-Mart de Mexico S.A.B. de C.V.	248
13	Wal-Mart Stores, Inc.	877
13	Wesfarmers Ltd.	497
13	Woolworths Ltd.	413
		6,152
	Food, Beverage and Tobacco - 3.3%
15	Adecoagro S.A. ●	128
16	Altria Group, Inc.	526
7	Anheuser-Busch InBev N.V.	639
19	Archer-Daniels-Midland Co.	556
7	Asahi Group Holdings Ltd.	140
2	Asian Bamboo AG	16
320	Asian Citrus Holdings Ltd.	146
7	Associated British Foods plc	183
18	British American Tobacco plc	922
46	Bumitama Agri Ltd. ●	38
7	Bunge Ltd. Finance Corp.	570
15	C&C Group plc	98
117	Charoen Pokphand Foods Ltd.	140
110	China Agri-Industries Holdings	67
142	China Modern Dairy Holdings Ltd. ●	43

3

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 55.3% - (continued)
	Food, Beverage and Tobacco - 3.3% - (continued)
11	Coca-Cola Amatil Ltd.	$152
31	Coca-Cola Co.	1,149
10	Coca-Cola Hellenic Bottling Co. S.A.	271
69	Davide Campari	539
20	Diageo Capital plc	602
17	Ebro Foods S.A.	353
70	First Resources Ltd.	111
4	Flughafen Zuerich AG	82
35	Fomento Economico Mexicano S.A. de C.V.	382
7	General Mills, Inc.	314
39	Glanbia plc	436
1,220	Golden Agri Resources Ltd.	627
5	Groupe Danone	337
29	Grupo Modelo S.A.B. de C.V.	246
11	Heineken N.V.	794
10	Imperial Tobacco Group plc	376
2	Ingredion, Inc.	143
89	IOI Corp. Bhd	142
33	ITC Ltd.	188
28	Japan Tobacco, Inc.	871
7	Kernel Holding S.A. ●	157
10	Kerry Group plc Class A	530
5	Kraft Foods Group, Inc.	230
2	KT&G Corp.	135
5	Lorillard, Inc.	189
4	Maple Leaf Foods, Inc. w/ Rights	47
389	Marine Harvest ●	390
3	Mead Johnson Nutrition Co.	199
7	Minerva S.A.	49
16	Mondelez International, Inc.	431
28	Nestle S.A.	1,948
44	Parmalat S.p.A.	110
11	PepsiCo, Inc.	822
9	Perdigao S.A.	189
2	Pernod-Ricard S.A.	269
12	Philip Morris International, Inc.	1,096
33	Post Holdings, Inc. ●	1,241
12	PureCircle Ltd. ●	47
8	SABMiller plc	384
11	SLC Agricola S.A.	121
13	Suedzucker AG	576
17	Unilever N.V.	675
101	Uni-President Enterprises Corp.	177
6	Viscofan S.A.	300
179	Wilmar International Ltd.	551
		23,190
	Health Care Equipment and Services - 1.0%
11	Abbott Laboratories	364
4	Aetna, Inc.	210
40	Balda AG	224
4	Baxter International, Inc.	286
338	Biosensors International Group Ltd. ●	370
6	Carl Zeiss Meditec AG	188
3	Cie Generale d'Optique Essilor International S.A.	272
5	CIGNA Corp.	273
4	Covidien plc	225
12	DiaSorin S.p.A.	465
7	Express Scripts Holding Co. ●	382
3	Fresenius Medical Care AG & Co.	178
1	Fresenius SE & Co. KGaA	172
2	Humana, Inc.	169
–	Intuitive Surgical, Inc. ●	266
3	McKesson Corp.	306
8	Medtronic, Inc.	355
27	Rhoen-Klinikum AG	568
50	Sorin S.p.A. ●	129
4	St. Jude Medical, Inc.	181
3	Terumo Corp.	116
9	UnitedHealth Group, Inc.	471
4	Wellpoint, Inc.	250
3	Zimmer Holdings, Inc.	242
		6,662
	Household and Personal Products - 0.6%
4	Colgate-Palmolive Co.	398
3	Estee Lauder Co., Inc.	210
4	Henkel AG & Co. KGaA	280
3	Herbalife Ltd.	121
8	Kao Corp.	230
3	Kimberly-Clark Corp.	308
2	L'Oreal S.A.	365
16	Pola Orbis Holdings, Inc.	499
18	Procter & Gamble Co.	1,338
4	Reckitt Benckiser Group plc	293
8	Shiseido Co., Ltd.	112
131	Vinda International Holdings Ltd.	181
		4,335
	Insurance - 1.9%
3	ACE Ltd.	270
4	Aflac, Inc.	215
219	AIA Group Ltd.	871
7	Alleghany Corp. ●‡	2,499
4	Allianz SE	561
6	Allstate Corp.	271
6	American International Group, Inc. ●	234
41	Amp Ltd.	229
12	Assicurazioni Generali S.p.A.	228
31	Aviva plc	182
12	AXA S.A.	226
7	Berkshire Hathaway, Inc. Class B ●	676
93	China Life Insurance Co., Ltd.	309
227	China Pacific Insurance Co., Ltd.	889
3	Chubb Corp.	277
10	Cincinnati Financial Corp.	440
9	LIG Insurance Co., Ltd.	204
8	Lincoln National Corp.	235
8	MetLife, Inc.	308
2	Muenchener Rueckversicherungs	375
25	Ping An Insurance (Group) Co.	221
7	Principal Financial Group, Inc.	224
4	Prudential Financial, Inc.	250
25	Prudential plc	376
7	Sampo Oyj Class A	254
1	Samsung Fire & Marine Insurance Co., Ltd.	143
20	Suncorp-Metway Ltd.	227
3	Swiss Re Ltd.	228
33	Tokio Marine Holdings, Inc.	973
6	Torchmark Corp.	318
4	Travelers Cos., Inc.	348

4

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 55.3% - (continued)
	Insurance - 1.9% - (continued)
1	Zurich Financial Services AG	$331
		13,392
	Materials - 5.4%
36	Acerinox S.A.	402
121	African Barrick Gold Ltd.	680
6	Agrium, Inc.	699
3	Air Liquide	402
3	Akzo Nobel N.V.	187
68	Alacer Gold Corp. ●	310
46	Alamos Gold, Inc.	713
22	Allied Nevada Gold Corp. ●	524
13	Anglo American plc	382
5	AngloGold Ashanti	139
9	ArcelorMittal	159
8	Ball Corp.	369
202	Banro Corp. ●	497
4	Barrick Gold Corp.	130
9	BASF SE	863
28	BHP Billiton Ltd.	1,106
14	BHP Billiton plc	495
13	Boliden Ab	237
4	Celanese Corp.	169
496	Centamin plc ●	444
2	CF Industries Holdings, Inc.	490
72	China Bluechemical Ltd.	51
82	Colossus Minerals, Inc. ●	336
14	Companhia Sider·rgica Nacional	75
28	Compania De Minas Buenaventur ADR	842
61	Continental Gold Ltd. ●	513
33	Continental Gold Ltd. Private Placement ●	272
38	CRH plc	819
11	Deltic Timber Corp.	792
11	Detour Gold Corp. ●	232
9	Dow Chemical Co.	293
7	E.I. DuPont de Nemours & Co.	347
3	Ecolab, Inc.	231
81	Evolution Mining Ltd. ●	131
59	Formosa Chemicals & Fibre Corp.	161
66	Formosa Plastic Corp.	179
7	Freeport-McMoRan Copper & Gold, Inc.	262
15	Gerdau S.A.	135
10	Gold Fields Ltd.	114
5	Goldcorp, Inc.	185
245	Golden Star Resources Ltd. ●	389
57	Graphic Packaging Holding Co. ●	399
55	Grupo Mexico S.A.B. de C.V.	203
21	Hitachi Metals Ltd.	181
3	Holcim Ltd.	227
1,777	Huabao International Holdings Ltd.	970
8	Impala Platinum Holdings Ltd.	142
78	Incitec Pivot Ltd.	263
3	Industrias Penoles S.A.B. de C.V.	134
11	International Paper Co.	450
3	Johnson Matthey plc	124
155	Kingsgate Consolidated Ltd.	651
22	Koza Altin Isletmeleri A.S.	540
2	LG Chem Ltd.	206
2	Linde AG	326
1	Lotte Chemical Corp. ●	204
153	Medusa Mining Ltd.	791
7	Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	141
65	Mitsubishi Gas Chemical Co.	437
12	Monsanto Co.	1,184
15	Mosaic Co.	935
13	Mytilineos Holding ●	88
85	Nan Ya Plastics Corp.	172
202	Nevsun Resources Ltd.	843
8	Newcrest Mining Ltd.	185
64	Nippon Steel & Sumitomo Metal Corp.	178
121	Northern Star Resources Ltd.	141
5	Orica Ltd.	133
32	Osisko Mining Corp. ●	218
133	Petropavlovsk plc	731
1	Posco Ltd.	264
21	Potash Corp. of Saskatchewan, Inc.	885
4	Randgold Resources Ltd. ADR	356
27	Regis Resources Ltd. ●	148
5	Rio Tinto Ltd.	373
11	Rio Tinto plc	602
3	Rock Tenn Co. Class A	276
7	Royal Gold, Inc.	530
86	Rubicon Minerals Corp. ●	203
212	Semafo, Inc.	593
4	Shin-Etsu Chemical Co., Ltd.	258
13	Silgan Holdings, Inc.	551
40	Silver Lake Resources Ltd. ●	105
41	Smurfit Kappa Group plc	575
3	Sociedad Quimica y Minera de Chile S.A.	150
71	St. Barbara Ltd. ●	106
17	Stora Enso Oyj Class R	124
1	Syngenta AG	466
10	Tokyo Ohka Kogyo Co., Ltd.	185
22	Toray Industries, Inc.	125
6	Uralkali GDR §	221
31	Vale S.A.	601
18	Xstrata plc	344
50	Yamana Gold, Inc.	822
16	Yamato Kogyo Co.	448
4	Yara International ASA	236
264	Zhaojin Mining Industry Co., Ltd.	398
1,163	Zijin Mining Group Co., Ltd.	448
		37,346
	Media - 1.9%
55	Arbitron, Inc. ‡	2,594
9	Axel Springer AG	443
14	British Sky Broadcasting Group plc	184
6	CBS Corp. Class B	270
20	Comcast Corp. Class A	775
–	CyberAgent, Inc.	120
5	DirecTV ●	280
–	Fuji Media Holdings, Inc.	258
7	Kabel Deutschland Holding AG	590
4	Liberty Global, Inc. ●	269
51	Liberty Global, Inc. Class C ●‡	3,244
4	McGraw-Hill Cos., Inc.	240
4	Naspers Ltd.	262
17	News Corp. Class A	482
10	Pearson plc	192
17	Reed Elsevier Capital, Inc.	182

5

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 55.3% - (continued)
	Media - 1.9% - (continued)
105	Sky Deutschland AG ●	$637
3	Time Warner Cable, Inc.	271
8	Time Warner, Inc.	428
5	Viacom, Inc. Class B	286
13	Walt Disney Co.	681
13	WPP plc	204
		12,892
	Pharmaceuticals, Biotechnology and Life Sciences - 2.5%
11	Abbvie Inc.	413
4	Agilent Technologies, Inc.	189
3	Allergan, Inc.	290
6	Amgen, Inc.	486
7	Astellas Pharma, Inc.	332
11	AstraZeneca plc	529
7	Bayer AG	648
2	Biogen Idec, Inc. ●	244
13	Bristol-Myers Squibb Co.	454
3	Celgene Corp. ●	319
11	Daiichi Sankyo Co., Ltd.	186
21	Eisai Co., Ltd.	923
22	Elan Corp. plc ●	235
8	Eli Lilly & Co.	447
6	Gerresheimer AG	316
11	Gilead Sciences, Inc. ●	421
41	GlaxoSmithKline plc	932
20	Johnson & Johnson	1,494
21	Merck & Co., Inc.	919
9	Mylan, Inc. ●	242
20	Novartis AG	1,347
4	Novo Nordisk A/S	711
2	Perrigo Co.	194
54	Pfizer, Inc.	1,467
1	Prothena Corp. plc ●	3
5	Roche Holding AG	1,172
9	Sanofi-Aventis S.A.	922
21	Shionogi & Co., Ltd.	370
7	Shire plc	228
7	Takeda Pharmaceutical Co., Ltd.	370
9	Teva Pharmaceutical Industries Ltd.	335
		17,138
	Real Estate - 2.8%
5	Allied Properties REIT	162
5	Allreal Holding AG REIT	726
3	American Tower Corp. REIT	266
18	Artis REIT	283
263	Ascendas REIT	539
7	Boardwalk REIT	451
67	BWP Trust REIT	164
18	Canadian Apartment Properties REIT	460
7	Canadian REIT	307
405	Capitacommercial Trust REIT	545
54	Castellum AB	804
140	CFS Retail Property Trust Group REIT	291
20	Cheung Kong Holdings Ltd.	332
12	Cominar REIT	273
9	Crombie REIT	141
20	Deutsche Wohnen A.G.	386
8	Dundee REIT	291
4	Equity Residential Properties Trust REIT	204
3	Federal Realty Investment Trust REIT	337
65	Federation Centres	159
100	FKP Property Group	178
32	Goodman Group REIT	151
78	GPT Group REIT	308
6	GSW Immobilien AG	247
5	HCP, Inc. REIT	212
21	Henderson Land Development Co., Ltd.	154
11	Host Hotels & Resorts, Inc. REIT	190
34	Hufvudstaden AB	444
644	IGB REIT	282
185	ING Office Fund REIT	587
7	Liberty Property Trust REIT	285
41	Link (The) REIT	213
77	Macquarie CountryWide Trust REIT	307
316	Mapletree Commercial Trust REIT	341
314	Mapletree Industries REIT	347
196	Mapletree Logistics Trust REIT	185
14	Mitsubishi Estate Co., Ltd.	343
12	Mitsui Fudosan Co., Ltd.	273
3	Mobimo Holding AG	763
5	Northern Property REIT	152
304	Norwegian Property ASA	469
12	Primaris Retail REIT	326
6	ProLogis L.P. REIT	230
9	PSP Swiss Property AG	902
6	Regency Centers Corp. REIT	317
5	RioCan REIT	140
3	Shopping Centres Australasia Property Group ●	4
3	Simon Property Group, Inc. REIT	466
80	Stockland REIT	287
20	Sun Hung Kai Properties Ltd.	332
277	Suntec REIT	379
10	Swiss Prime Site AG	881
27	Tag Immobilien A.G.	330
1	Unibail-Rodamco SE REIT	245
24	Westfield Group REIT	283
182	Westfield Retail Trust REIT	611
23	Wharf Holdings Ltd.	202
12	Wihlborgs Fastigheter A.B.	195
		19,682
	Retailing - 1.8%
30	Advance Automotive Parts, Inc.	2,199
3	Amazon.com, Inc. ●	730
3	Bed Bath & Beyond, Inc. ●	187
84	Belle International Holdings Ltd. §	186
161	Dah Chong Hong Holdings Ltd.	186
4	Dollar Tree, Inc. ●	179
7	Don Quijote Co.	287
2	Fielmann AG	171
8	Hennes & Mauritz Ab	284
11	Home Depot, Inc.	759
10	Hyundai Home Shopping Network Corp. ●	1,232
2	Industria de Diseno Textil S.A.	277
618	Intime Department Store Group Co., Ltd.	813
29	Kingfisher plc	124
4	Kohl's Corp.	175
24	K's Holdings Corp.	644
69	Li & Fung Ltd.	96

6

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 55.3% - (continued)
	Retailing - 1.8% - (continued)
4	Limited Brands, Inc.	$205
18	Lojas Americanas S.A.	162
1	Lotte Shopping Co. ●	274
10	Lowe's Co., Inc.	388
5	Macy's, Inc.	215
2,006	Maoye International Holdings	434
1	Pinault-Printemps-Redoute S.A.	223
1	Priceline.com, Inc. ●	369
56	Rakuten, Inc.	507
5	Target Corp.	290
3	Tiffany & Co.	204
6	TJX Cos., Inc.	276
–	Valora Holding AG	53
36	Woolworths Holdings Ltd.	258
		12,387
	Semiconductors and Semiconductor Equipment - 1.2%
5	Altera Corp.	161
15	Arm Holdings plc	209
3	ASML Holding N.V.	226
5	Broadcom Corp. Class A	166
7	Hynix Semiconductor, Inc. ●	160
16	Infineon Technologies AG	146
34	Intel Corp.	723
4	KLA-Tencor Corp.	200
4	Lam Research Corp. ●	183
79	Maxim Integrated Products, Inc. ‡	2,487
16	MediaTek, Inc.	175
2	Samsung Electronics Co., Ltd.	2,237
241	Taiwan Semiconductor Manufacturing Co., Ltd.	827
8	Texas Instruments, Inc.	250
7	Tokyo Electron Ltd.	290
291	United Microelectronics Corp.	114
		8,554
	Software and Services - 3.2%
5	Accenture plc	357
6	Adobe Systems, Inc. ●	228
22	Amadeus IT Holding S.A. Class A	542
6	Baidu, Inc. ADR ●	612
7	Cardtronics, Inc. ●	168
3	Citrix Systems, Inc. ●	205
3	Cognizant Technology Solutions Corp. ●	221
14	Daum Communications Corp. ●	1,335
10	DeNa Co., Ltd.	330
–	Digital Garage, Inc.	152
9	eBay, Inc. ●	489
43	Fiserv, Inc. ●‡	3,489
28	Giant Interactive Group, Inc. ADR	175
2	Google, Inc. ●‡	1,313
8	IBM Corp. ╦	1,669
4	Infosys Technologies Ltd.	194
3	Intuit, Inc.	215
20	Konami Corp.	433
1	Mastercard, Inc.	483
51	Microsoft Corp.	1,414
47	Net One Systems Co., Ltd.	451
10	NetEase, Inc. ADR	447
3	Nintendo Co., Ltd.	293
28	Oracle Corp.	1,010
15	Perfect World Co., Ltd. ADR	180
4	Red Hat, Inc. ●	218
2	Salesforce.com, Inc. ●	266
8	SAP AG	690
17	Sohu.com, Inc. ●	791
6	Tata Consultancy Services Ltd.	149
9	Tencent Holdings Ltd.	330
15	United Internet AG	358
18	VeriFone Systems, Inc. ●	611
4	Visa, Inc.	584
2	VMware, Inc. ●	150
19	Websense, Inc. ●	271
37	Western Union Co.	520
16	Wirecard A.G.	356
1	Yahoo Japan Corp.	489
12	Yahoo!, Inc. ●	242
		22,430
	Technology Hardware and Equipment - 1.8%
6	Apple, Inc. ‡	2,919
34	Brother Industries Ltd.	364
10	Canon, Inc.	373
38	Cisco Systems, Inc.	773
14	Corning, Inc.	169
13	Dell, Inc.	171
15	Diebold, Inc.	446
17	EMC Corp. ●	416
35	Fuji Photo Film Co., Ltd.	699
15	Hewlett-Packard Co.	245
11	High Technology Computer Corp.	108
146	Hitachi Ltd.	868
114	Hon Hai Precision Industry Co., Ltd.	327
7	Hoya Pentax HD Corp.	135
9	Juniper Networks, Inc. ●	192
4	Kyocera Corp.	364
5	L.G. Philips LCD Co., Ltd. ●	137
2	Murata Manufacturing Co., Ltd.	139
5	NetApp, Inc. ●	178
33	Nokia Oyj	131
11	Qualcomm, Inc.	728
4	SanDisk Corp. ●	204
6	TE Connectivity Ltd.	217
31	Telefonaktiebolaget LM Ericsson Class B	359
154	Toshiba Corp.	687
1	Trimble Navigation Ltd. ●	61
601	WPG Holdings Co., Ltd.	810
		12,220
	Telecommunication Services - 2.3%
27	Advanced Info Service Public Co., Ltd.	194
397	America Movil S.A.B. de C.V.	501
44	AT&T, Inc. ╦	1,544
135	Axiata Group Berhad	274
18	Bharti Televentures	117
70	BT Group plc	277
6	CenturyLink, Inc.	231
63	China Mobile Ltd.	693
85	China Unicom Ltd.	136
28	Deutsche Telekom AG	342
17	Drillisch AG	274
23	Elisa Oyj	538

7

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 55.3% - (continued)
	Telecommunication Services - 2.3% - (continued)
25	France Telecom S.A.	$289
28	Freenet AG	612
4	KDDI Corp.	268
19	Koninklijke (Royal) KPN N.V.	104
13	MTN Group Ltd.	262
4	Nippon Telegraph & Telephone Corp.	184
–	NTT DoCoMo, Inc.	232
114	Portugal Telecom SGPS S.A.	664
172	PT Telekomunikasi Indonesia Tbk	172
6	SBA Communications Corp. ●	395
106	Singapore Telecommunications Ltd.	298
1	SK Telecom Co., Ltd.	202
19	SoftBank Corp.	692
38	Sprint Nextel Corp. ●	216
1	Swisscom AG	556
78	Telefonica S.A.	1,132
49	Telekom Austria AG	363
38	Telenor ASA	829
34	Telia Ab	247
68	Telstra Corp., Ltd.	324
20	Verizon Communications, Inc.	866
11	Vivendi S.A.	229
595	Vodafone Group plc	1,624
		15,881
	Transportation - 1.1%
21	Abertis Infraestructuras S.A.	358
1	Aeroports de Paris	64
186	AirAsia Berhad	166
8	Asciano Group	42
6	Canadian National Railway Co.	595
3	Central Japan Railway Co.	233
21	CSX Corp.	469
4	Deutsche Lufthansa AG	77
4	Deutsche Post AG	102
4	East Japan Railway Co.	277
2	FedEx Corp.	252
8	Fraport AG	503
6	Hamburger Hafen und Logistik	138
18	Hankyu Hanshin Holdings, Inc.	101
–	Hutchinson Port Holdings Trust	–
114	Kawasaki Kisen Kaisha Ltd.	216
34	Kintetsu Corp.	139
7	Latam Airlines Group S.A.	182
4	Norfolk Southern Corp.	280
4	Osterreichische Post AG	171
–	Pescanova S.A.	163
15	Ryanair Holdings plc ADR	600
24	Tobu Railway Co., Ltd.	128
25	Transurban Group	161
100	Turk Hava Yollari Anonim Ortakligi ●	370
7	Union Pacific Corp.	896
9	United Parcel Service, Inc. Class B	696
3	West Japan Railway Co.	127
		7,506
	Utilities - 2.8%
10	AGL Energy Ltd.	162
7	Ameren Corp.	212
11	Centrais Eletricas Brasileiras S.A.	70
54	Centrica plc	302
114	Cheung Kong Infrastructure Holdings Ltd.	724
44	Chubu Electric Power Co., Inc.	553
17	Cia de Saneamento Basico do Estado de Sao Paulo	775
1	Cia Paranaense de Energia-Copel	13
26	CLP Holdings Ltd.	223
12	Companhia Energetica de Minas Gerais	127
44	E.On SE	769
19	EDP Renovaveis S.A. ●	109
131	Empresa Nacional del Petroleo	227
204	Enel S.p.A.	887
147	ENN Energy Holdings Ltd.	704
7	Exelon Corp.	212
7	Fortum Corp.	123
14	GDF Suez	281
1,342	Guangdong Investment Ltd.	1,114
69	Hong Kong & China Gas Co. Ltd.	196
228	Huaneng Power International, Inc.	235
156	Iberdrola S.A.	839
8	Integrys Energy Group, Inc.	419
11	Kansai Electric Power Co., Inc.	105
6	Korea Electric Power Corp. ●	193
113	National Grid plc	1,233
10	NextEra Energy, Inc.	713
12	NiSource, Inc.	324
38	NTPC Ltd.	113
5	Oneok, Inc.	235
100	Osaka Gas Co., Ltd.	375
12	PG&E Corp.	490
10	Pinnacle West Capital Corp.	548
17	Power Assets Holdings Ltd.	148
64	Power Grid Corp. of India Ltd.	133
17	RWE AG	640
38	Scottish & Southern Energy	861
25	Severn Trent plc	649
127	Snam S.p.A.	642
47	Suez Environment S.A.	622
89	Tenaga Nasional Bhd	201
34	Tokyo Gas Co., Ltd.	161
22	Tractebel Energia S.A.	384
22	UGI Corp.	758
13	United Utilities Group plc	152
14	Wisconsin Energy Corp.	556
		19,512
	Total common stocks
	(cost $355,740)	$383,345

PREFERRED STOCKS - 0.3%
	Automobiles and Components - 0.0%
2	Volkswagen AG N.V.	$374

	Banks - 0.1%
24	Banco Itau Holding	415

	Food, Beverage and Tobacco - 0.1%
9	Cia de Bebidas das Americas	422

8

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
PREFERRED STOCKS - 0.3% - (continued)
	Utilities - 0.1%
41	Cia Paranaense de Energie	$669

	Total preferred stocks
	(cost $1,857)	$1,880

WARRANTS - 0.0%
	Energy - 0.0%
6	Kinder Morgan, Inc. ●	$27

	Total warrants
	(cost $9)	$27

EXCHANGE TRADED FUNDS - 2.4%
	Other Investment Pools and Funds - 2.4%
134	CSOP FTSE China A50 ETF ●	$195
9	Energy Select Sector SPDR	716
62	Financial Select Sector SPDR	1,080
200	iShares FTSE A50 China Index ETF	304
234	iShares MSCI Canada Index Fund	6,766
112	Market Vectors Gold Miners	4,677
17	Market Vectors Oil Service ETF ●	735
57	SPDR Barclays Convertible Securities ETF	2,348

	Total exchange traded funds
	(cost $17,416)	$16,821

CORPORATE BONDS - 4.9%
	Agriculture, Forestry, Fishing and Hunting - 0.1%
	Celulosa Arauco y Constitucion S.A.
$296	7.25%, 07/29/2019	$354

	Air Transportation - 0.0%
	Aeropuertos Dominicanos
325	9.25%, 11/13/2019 §	346

	Arts, Entertainment and Recreation - 0.1%
	MCE Finance Ltd.
420	10.25%, 05/15/2018	492

	Chemical Manufacturing - 0.1%
	PTT plc
600	3.38%, 10/25/2022 ■	588

	Construction - 0.4%
	Country Garden Holdings Co.
542	11.25%, 04/22/2017 ■	603
	Empresas ICA, S.A.B. de C.V.
382	8.90%, 02/04/2021 §	401
	Hongkong (The) Land Finance Co., Ltd.
340	4.50%, 10/07/2025	349
	Hutchison Whampoa Ltd.
482	6.00%, 10/28/2015 ■♠	510
	Odebrecht Finance Ltd.
492	7.50%, 09/14/2015 §♠	530
	Shimao Property Holding Ltd.
320	9.65%, 08/03/2017 §	345
		2,738
	Finance and Insurance - 1.3%
	Axis Bank
450	4.75%, 05/02/2016 §	472
	Banco de Credito del Peru/Panama
791	5.38%, 09/16/2020 §	882
	Banco Panamericano S.A.
425	8.50%, 04/23/2020 §	492
	Bancolombia S.A.
662	6.13%, 07/26/2020	733
	Bangkok Bank plc
347	4.80%, 10/18/2020 §	383
	Bank of China Hong Kong
542	5.55%, 02/11/2020 ■	604
	Bank of East Asia Ltd.
352	6.13%, 07/16/2020	402
	CBQ Finance Ltd.
364	7.50%, 11/18/2019 ■	448
	Fibria Overseas Finance Ltd.
632	7.50%, 05/04/2020 §	695
	Gazprombank OJSC Via GPB Eurobond
500	7.88%, 04/25/2018 §♠Δ	512
	Home Credit & Finance Bank
325	9.38%, 04/24/2020 §	350
	HSBK Europe B.V.
752	7.25%, 05/03/2017 §	833
	ICICI Bank Ltd.
525	5.75%, 11/16/2020 §	570
	Kuwait Projects Co.
437	8.88%, 10/17/2016 §	513
	Standard Bank plc
255	8.13%, 12/02/2019	302
	Turkiye Garanti Bankasi A.S.
350	5.25%, 09/13/2022 §	372
	VTB Capital S.A.
569	6.88%, 05/29/2018 §	633
		9,196
	Food Manufacturing - 0.2%
	Grupo Bimbo S.A.B.
733	4.88%, 06/30/2020 §	821
	JBS Finance II Ltd.
225	8.25%, 01/29/2018 ■	243
		1,064
	Health Care and Social Assistance - 0.1%
	Teva Pharmaceuticals Finance LLC
600	6.15%, 02/01/2036	753

	Information - 0.5%
	America Movil S.A.B. de C.V.
715	5.00%, 03/30/2020	817
	Colombia Telecomunicaciones S.A. ESP
400	5.38%, 09/27/2022 §	402
	Digicel Ltd.
400	8.25%, 09/01/2017 §	424
	Indosat Palapa Co. B.V.
455	7.38%, 07/29/2020 §	512
	MTS International Funding Ltd.
325	8.63%, 06/22/2020 §	411
	NII Capital Corp.
417	10.00%, 08/15/2016	403

9

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 4.9% - (continued)
		Information - 0.5% - (continued)
		Qtel International Finance Ltd.
	$550	4.75%, 02/16/2021 §	$611
			3,580
		Mining - 0.3%
		Anglogold Holdings plc
	499	5.38%, 04/15/2020	523
		Bumi Investment Pte Ltd.
	608	10.75%, 10/06/2017 §	517
		Mongolian Mining Corp.
	275	8.88%, 03/29/2017 §	282
		Vedanta Resources plc
	693	9.50%, 07/18/2018 §	819
			2,141
		Nonmetallic Mineral Product Manufacturing - 0.1%
		Cemex Finance LLC
	520	9.50%, 12/14/2016 §	555

		Petroleum and Coal Products Manufacturing - 0.6%
		CNOOC Finance 2012 Ltd.
	725	3.88%, 05/02/2022 §	756
		CNPC HK Overseas Capital Ltd.
	500	4.50%, 04/28/2021 §	549
		Dolphin Energy Ltd.
	650	5.50%, 12/15/2021 §	749
		Gaz Capital S.A.
	425	9.25%, 04/23/2019 §	554
		OGX Austria GmbH
	350	8.50%, 06/01/2018 §	327
		Pacific Rubiales Energy Corp.
	725	7.25%, 12/12/2021 §	845
		Reliance Holdings USA, Inc.
	325	5.40%, 02/14/2022 §	361
			4,141
		Pipeline Transportation - 0.1%
		Korea Gas Corp.
	685	4.25%, 11/02/2020 ■	742

		Primary Metal Manufacturing - 0.3%
		CITIC Pacific Ltd.
	700	6.63%, 04/15/2021 §	723
		CSN Islands XII
	614	7.00%, 09/23/2015 §♠	633
		Posco
	802	4.25%, 10/28/2020 ■	846
			2,202
		Real Estate and Rental and Leasing - 0.1%
		Agile Property Holdings Ltd.
	775	8.88%, 04/28/2017 §	814

		Retail Trade - 0.1%
		Cencosud S.A.
	475	5.50%, 01/20/2021 §	514

		Truck Transportation - 0.0%
		BFF International Ltd.
	175	7.25%, 01/28/2020 §	206

		Utilities - 0.4%
		Colbun S.A.
	239	6.00%, 01/21/2020 ■	269
		Hong Kong Electric Finance Ltd.
	755	4.25%, 12/14/2020 §	812
		Korea Hydro & Nuclear Power Co., Ltd.
	475	4.75%, 07/13/2021 §	528
		SP PowerAssets Ltd
	700	2.70%, 09/14/2022 §	671
		Taqa Abu Dhabi National Energy Co.
	263	5.88%, 10/27/2016 ■	297
			2,577
		Water Transportation - 0.1%
		DP World Ltd.
	400	6.85%, 07/02/2037 ■	460

		Wholesale Trade - 0.0%
		Li & Fung Ltd.
	318	5.25%, 05/13/2020 §	343

		Total corporate bonds
		(cost $32,520)	$33,806

FOREIGN GOVERNMENT OBLIGATIONS - 5.4%
		Canada - 0.9%
		Canada (Government of)
CAD	6,000	1.50%, 09/01/2017	6,015

		Greece - 0.1%
		Hellenic Republic
EUR	1,020	2.00%, 02/24/2035 - 02/24/2036	582
			$582
		Ireland - 0.5%
		Ireland (Republic of)
EUR	1,545	4.50%, 10/18/2018	2,218
EUR	1,025	5.90%, 10/18/2019 §	1,557
			3,775
		Italy - 0.4%
		Italy Buoni Poliennali del Tesoro
EUR	2,150	4.75%, 05/01/2017	3,129

		Mexico - 0.2%
		Mexican Udibonos
MXN	14,211	4.50%, 11/22/2035 ◄	1,533

		New Zealand - 0.3%
		New Zealand (Government of)
NZD	1,290	4.50%, 02/15/2016	1,763

		Norway - 1.6%
		Norway (Kingdom of)
NOK	46,850	2.00%, 05/24/2023	8,105
NOK	15,250	4.25%, 05/19/2017	3,047
			11,152
		Portugal - 0.6%
		Obrigacoes do Tesouro
EUR	1,975	3.85%, 04/15/2021	2,290
EUR	925	4.35%, 10/16/2017	1,218
EUR	350	4.75%, 06/14/2019	449
			3,957

10

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 5.4% - (continued)
		Sweden - 0.8%
		Sweden (Kingdom of)
SEK	16,700	3.50%, 06/01/2022	$2,962
SEK	11,823	3.50%, 12/01/2028 ◄	2,731
			5,693
		Total foreign government obligations
		(cost $34,656)	$37,599

U.S. GOVERNMENT AGENCIES - 8.8%
		FHLMC - 0.6%
	$2,536	5.50%, 01/01/2038 - 05/01/2040	$2,744
	1,510	6.00%, 09/01/2034 - 12/01/2037	1,659
			4,403
		FNMA - 5.0%
	5,100	3.00%, 02/15/2043 ☼	5,266
	5,100	3.50%, 02/15/2041 ☼	5,378
	4,900	4.00%, 02/15/2040 ☼	5,208
	6,200	4.50%, 02/15/2040 ☼	6,653
	2,194	5.50%, 04/01/2034 - 06/01/2038	2,400
	8,629	6.00%, 02/15/2040 - 06/01/2040 ☼	9,430
			34,335
		GNMA - 3.2%
	5,000	3.00%, 02/15/2043 ☼	5,217
	6,400	5.50%, 02/15/2040 ☼	6,997
	8,900	6.00%, 02/15/2040 ☼	10,003
			22,217
		Total U.S. government agencies
		(cost $61,233)	$60,955

U.S. GOVERNMENT SECURITIES - 0.4%
U.S. Treasury Securities - 0.4%
		U.S. Treasury Bonds - 0.4%
	$1,125	3.38%, 04/15/2032 ◄	$2,356

		Total U.S. government securities
		(cost $2,346)	$2,356

Contracts ╬			Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
Equity Contracts - 0.0%
		S&P 500 10yr Contingent Option
	29	Expiration: 02/21/2014, Exercise Price: $1,422.43 †	$290

		Total put options purchased
		(cost $290)	$290

		Total long-term investments
		(cost $506,067)	$537,079

SHORT-TERM INVESTMENTS - 29.4%
Repurchase Agreements - 29.4%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $29,583, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $30,175)
	$29,583	0.16%, 01/31/2013	$29,583
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $22,018, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
		GNMA 3.50%, 2042, value of $22,458)
	22,018	0.16%, 01/31/2013	22,018
		Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $13,222, collateralized by U.S. Treasury Note 0.25%, 2015, value of $13,487)
	13,222	0.13%, 01/31/2013	13,222
		Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $29,514, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $30,104)
	29,514	0.13%, 01/31/2013	29,514
		Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $20,198, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $20,601)
	20,198	0.17%, 01/31/2013	20,198
		RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $49,367, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $50,355)
	49,367	0.13%, 01/31/2013	49,367
		TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $34,728, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $35,423)
	34,728	0.15%, 01/31/2013	34,728
		UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $562, collateralized by U.S. Treasury Note 0.63%, 2017, value of $576)
	562	0.12%, 01/31/2013	562

11

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 29.4% - (continued)
Repurchase Agreements - 29.4% - (continued)
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $5,017, collateralized by
FHLMC 3.00% - 4.00%, 2026 - 2042,
FNMA 2.50% - 5.00%, 2027 - 2042, value
	of $5,118)
$5,017	0.15%, 01/31/2013		$5,017
			204,209
	Total short-term investments
	(cost $204,209)		$204,209

	Total investments
	(cost $710,276) ▲	106.9%	$741,288
	Other assets and liabilities	(6.9)%	(47,828)
	Total net assets	100.0%	$693,460

12

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2013, the Fund invested 0.5% of its total assets in the Subsidiary.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $714,317 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$44,503
Unrealized Depreciation	(17,532)
Net Unrealized Appreciation	$26,971

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $290, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

◄	The principal or contract amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $5,610, which represents 0.8% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $25,032, which represents 3.6% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $50,084 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $1,050 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $5,269, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

13

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Futures Contracts Outstanding at January 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 3-Year Bond Future	57	03/15/2013	$6,505	$6,486	$(19)
German Stock Exchange Future	59	03/15/2013	15,389	15,614	225
Gold 100oz Future	21	04/26/2013	3,483	3,490	7
IBEX 35 Index Future	1	02/15/2013	116	114	(2)
Japan 10-Year Bond Future	7	03/11/2013	11,075	11,046	(29)
S&P 500 (E-Mini) Future	134	03/15/2013	9,691	10,005	314
U.S. Treasury 10-Year Note Future	554	03/19/2013	73,638	72,730	(908)
U.S. Treasury 2-Year Note Future	12	03/28/2013	2,645	2,645	–
U.S. Treasury 30-Year Bond Future	5	03/19/2013	747	717	(30)
U.S. Treasury 5-Year Note Future	55	03/28/2013	6,851	6,805	(46)
U.S. Treasury CME Ultra Long Term Bond Future	98	03/19/2013	16,252	15,340	(912)
					$(1,400)
Short position contracts:
Canadian Government 10-Year Bond Future	182	03/19/2013	$24,752	$24,399	$353
Euro-BUND Future	48	03/07/2013	9,486	9,248	238
					$591
					$(809)

* The number of contracts does not omit 000's.

Cash of $6,470 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2013.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/28/2013	CBK	$15,591	$15,483	$(108)
AUD	Buy	02/28/2013	DEUT	5,369	5,376	7
AUD	Buy	02/28/2013	DEUT	7,852	7,769	(83)
AUD	Sell	02/05/2013	JPM	24	24	–
AUD	Sell	02/28/2013	NAB	7,800	7,730	70
CAD	Buy	03/20/2013	BCLY	5,003	4,939	(64)
CAD	Buy	02/28/2013	BMO	5,262	5,272	10
CAD	Buy	02/28/2013	MSC	5,353	5,408	55
CAD	Buy	02/28/2013	RBC	10,642	10,538	(104)
CAD	Sell	02/28/2013	CBK	5,421	5,362	59
CAD	Sell	02/05/2013	DEUT	180	180	–
CAD	Sell	03/20/2013	RBC	6,122	6,049	73
CHF	Buy	03/20/2013	UBS	5,538	5,581	43
CHF	Sell	02/28/2013	DEUT	5,319	5,340	(21)
CNY	Buy	09/06/2013	JPM	3,004	2,966	(38)
CNY	Sell	09/06/2013	JPM	2,951	2,967	(16)
EUR	Buy	03/20/2013	BCLY	1,264	1,286	22
EUR	Buy	02/05/2013	BNP	54	54	–
EUR	Buy	02/28/2013	CBK	7,903	8,061	158
EUR	Buy	02/04/2013	CSFB	151	151	–
EUR	Buy	02/01/2013	JPM	611	615	4
EUR	Buy	02/01/2013	UBS	1,227	1,235	8
EUR	Buy	03/20/2013	UBS	13,672	13,939	267
EUR	Buy	02/28/2013	WEST	15,410	16,019	609
EUR	Sell	03/20/2013	BCLY	11,846	12,297	(451)
EUR	Sell	02/04/2013	BNP	14	14	–
EUR	Sell	02/05/2013	BNP	189	189	–
EUR	Sell	03/20/2013	CBA	611	615	(4)
EUR	Sell	02/28/2013	CBK	7,856	7,989	(133)
EUR	Sell	02/28/2013	DEUT	5,467	5,474	(7)

14

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Sell	03/20/2013	MSC	$151	$151	$–
EUR	Sell	03/20/2013	SCB	3,416	3,448	(32)
EUR	Sell	02/28/2013	UBS	1,226	1,234	(8)
EUR	Sell	03/20/2013	UBS	1,266	1,286	(20)
GBP	Buy	03/20/2013	BCLY	13,794	13,612	(182)
GBP	Buy	02/28/2013	CBK	7,945	7,889	(56)
GBP	Sell	02/28/2013	CBK	15,828	15,685	143
GBP	Sell	02/28/2013	CBK	7,923	7,937	(14)
GBP	Sell	02/05/2013	SCB	239	239	–
HKD	Sell	02/04/2013	JPM	365	365	–
JPY	Buy	03/21/2013	BCLY	1,209	1,181	(28)
JPY	Buy	02/28/2013	BNP	7,975	7,787	(188)
JPY	Buy	02/01/2013	BOA	23	23	–
JPY	Buy	02/28/2013	GSC	7,241	7,118	(123)
JPY	Sell	03/21/2013	BCLY	1,218	1,181	37
JPY	Sell	02/28/2013	HSBC	7,358	7,127	231
JPY	Sell	02/05/2013	JPM	230	228	2
JPY	Sell	02/04/2013	MSC	270	269	1
JPY	Sell	02/28/2013	NAB	15,556	14,889	667
MXN	Buy	03/20/2013	BCLY	1,212	1,207	(5)
MXN	Buy	03/20/2013	JPM	5,198	5,223	25
MXN	Sell	03/20/2013	BCLY	6,537	6,509	28
NOK	Buy	02/05/2013	MSC	3,134	3,139	5
NOK	Buy	03/20/2013	UBS	8,920	9,172	252
NOK	Sell	02/05/2013	JPM	59	59	–
NOK	Sell	03/20/2013	MSC	3,128	3,133	(5)
NOK	Sell	03/20/2013	UBS	17,141	17,666	(525)
NZD	Sell	03/20/2013	NAB	1,868	1,859	9
SEK	Buy	02/05/2013	BCLY	3,033	3,032	(1)
SEK	Buy	03/20/2013	BCLY	2,765	2,852	87
SEK	Buy	03/20/2013	JPM	3,302	3,351	49
SEK	Sell	03/20/2013	BCLY	3,029	3,028	1
SEK	Sell	03/20/2013	BCLY	4,663	4,888	(225)
SEK	Sell	03/20/2013	JPM	851	864	(13)
						$468

15

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ITRX.XOV.18	BCLY	EUR	965	(5.00)%	12/20/17	$22	$(31)	$(53)
Sell protection:
CDX.EM.ex-EU.18	GSC		$28,525	5.00%	12/20/17	$3,637	$3,395	$(242)
CDX.NA.HY.16	GSC		1,776	5.00%	06/20/16	36	106	70
CDX.NA.HY.16	MSC		8,256	5.00%	06/20/16	227	494	267
LCDX.NA.15	GSC		3,225	2.50%	12/20/15	32	79	47
LCDX.NA.17	BCLY		12,544	2.50%	12/20/16	(928)	374	1,302
Total						$3,004	$4,448	$1,444
Total traded indices						$3,026	$4,417	$1,391
Credit default swaps on single-name issues:
Buy protection:
Ukraine (Cabinet Ministers of)	JPM		$650	(5.00)% / 5.96%	12/20/17	$31	$26	$(5)
Ukraine (Republic of)	JPM		650	(5.00)% / 6.00%	03/20/18	24	28	4
Total						$55	$54	$(1)
						$3,081	$4,471	$1,390

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at January 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	0.93% Fixed	6M CHF LIBOR	CHF	2,260	11/08/22	$–	$55	$55
BCLY	5.47% Fixed	3M JIBAR	ZAR	11,050	01/29/16	–	(2)	(2)
BCLY	CLPUF	2.41% Fixed	CLP	717,800	04/04/22	–	23	23
GSC	0.87% Fixed	6M CHF LIBOR	CHF	1,910	11/16/22	–	60	60
GSC	0.94% Fixed	6M CHF LIBOR	CHF	6,235	09/03/22	–	135	135
GSC	CLICP Camara	2.25% Fixed	CLP	708,475	06/26/22	–	(3)	(3)
GSC	CLICP Camara	2.35% Fixed	CLP	761,625	04/16/22	–	14	14
						$–	$282	$282

*	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

16

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
IBEX	Spanish Stock Index
ITRX.XOV	Markit iTraxx Index - Europe Crossover
LCDX.NA	Credit Derivatives North American Loan
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CLICP	Sinacofi Chile Interbank Offered Rate
CLPUF	Chilean Unidada de Fomentos Rate
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

Distribution by Credit Quality

as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.2%
Aa / AA	0.5
A	1.1
Baa / BBB	2.4
Ba / BB	2.3
B	0.6
Caa / CCC or Lower	0.1
Unrated	0.1
U.S. Government Agencies and Securities	9.2
Non-Debt Securities and Other Short-Term Instruments	87.4
Other Assets & Liabilities	(6.9)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

17

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Diversification by Country

as of January 31, 2013

Percentage of
Country	Net Assets
Australia	1.8%
Austria	0.4
Belgium	0.2
Bermuda	0.1
Brazil	1.3
British Virgin Islands	0.2
Canada	3.0
Cayman Islands	0.1
Chile	0.2
China	1.7
Colombia	0.2
Denmark	0.1
Dominican Republic	0.0
Egypt	0.1
Finland	0.2
France	1.9
Germany	2.7
Greece	0.2
Hong Kong	2.3
India	0.4
Indonesia	0.1
Ireland	1.3
Israel	0.2
Italy	1.3
Japan	4.9
Jersey	0.1
Kazakhstan	0.1
Kuwait	0.1
Luxembourg	0.2
Malaysia	0.2
Mauritius	0.1
Mexico	0.8
Netherlands	0.8
New Zealand	0.3
Norway	2.0
Peru	0.2
Portugal	0.8
Qatar (State of)	0.2
Russia	0.3
Singapore	0.9
South Africa	0.2
South Korea	1.9
Spain	1.2
Sweden	1.4
Switzerland	1.8
Taiwan	0.5
Thailand	0.3
Turkey	0.2
United Arab Emirates	0.2
United Kingdom	3.2
United States	34.6
Short-Term Investments	29.4
Other Assets and Liabilities	(6.9)
Total	100.0%

18

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$9,528	$675	$8,853	$–
Banks	33,989	10,090	23,899	–
Capital Goods	34,022	19,752	14,270	–
Commercial and Professional Services	4,032	2,865	1,167	–
Consumer Durables and Apparel	7,742	4,576	3,166	–
Consumer Services	4,797	3,617	1,180	–
Diversified Financials	14,135	11,105	3,030	–
Energy	35,821	21,500	14,321	–
Food and Staples Retailing	6,152	2,279	3,873	–
Food, Beverage and Tobacco	23,190	10,798	12,392	–
Health Care Equipment and Services	6,662	4,772	1,890	–
Household and Personal Products	4,335	2,375	1,960	–
Insurance	13,392	6,565	6,827	–
Materials	37,346	18,500	18,846	–
Media	12,892	9,820	3,072	–
Pharmaceuticals, Biotechnology and Life Sciences	17,138	7,582	9,556	–
Real Estate	19,682	9,454	10,228	–
Retailing	12,387	6,391	5,996	–
Semiconductors and Semiconductor Equipment	8,554	4,170	4,384	–
Software and Services	22,430	16,658	5,772	–
Technology Hardware and Equipment	12,220	6,719	5,501	–
Telecommunication Services	15,881	4,116	11,765	–
Transportation	7,506	4,133	3,373	–
Utilities	19,512	6,063	13,449	–
Total	383,345	194,575	188,770	–
Corporate Bonds	33,806	–	33,806	–
Exchange Traded Funds	16,821	16,821	–	–
Foreign Government Obligations	37,599	–	37,599	–
Preferred Stocks	1,880	1,506	374	–
U.S. Government Agencies	60,955	–	60,955	–
U.S. Government Securities	2,356	–	2,356	–
Warrants	27	27	–	–
Short-Term Investments	204,209	–	204,209	–
Put Options Purchased	290	–	–	290
Total	$741,288	$212,929	$528,069	$290
Credit Default Swaps*	1,690	–	1,690	–
Foreign Currency Contracts*	2,922	–	2,922	–
Futures*	1,137	1,137	–	–
Interest Rate Swaps*	287	–	287	–
Total	$6,036	$1,137	$4,899	$–
Liabilities:
Credit Default Swaps*	300	–	300	–
Foreign Currency Contracts*	2,454	–	2,454	–
Futures*	1,946	1,946	–	–
Interest Rate Swaps*	5	–	5	–
Total	$4,705	$1,946	$2,759	$–

19

The Hartford Global All-Asset Fund

Consolidated Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

♦	For the three-month period ended January 31, 2013, investments valued at $2,831 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2013
Assets:
Common Stocks	$498	$—	$—	$—	$—	$—	$—	$(498)	$—
Foreign Government Obligations	1,729	242	(169)	1	—	(1,803)	—	—	—
Options Purchased	—	—	—	—	290	—	—	—	290
Total	$2,227	$242	$(169)	$1	$290	$(1,803)	$—	$(498)	$290

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

20

The Hartford Global Alpha Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 8.5%
		Administrative Waste Management and Remediation - 0.3%
		Clean Harbors, Inc.
	$25	5.13%, 06/01/2021 ■	$26
		Equinix, Inc.
	55	3.30%, 12/15/2022	54
			80
		Arts, Entertainment and Recreation - 0.1%
		Cinemark USA, Inc.
	25	5.13%, 12/15/2022 ■	25

		Finance and Insurance - 4.0%
		Bank of America Corp.
	145	3.30%, 01/11/2023	143
		General Electric Capital Corp.
	250	3.10%, 01/09/2023	247
	75	3.15%, 09/07/2022	74
		Goldman Sachs Group, Inc.
	250	2.38%, 01/22/2018	251
		HSBC Holdings plc
EUR	50	0.48%, 09/30/2020 Δ	64
		Prudential Financial, Inc.
	125	5.63%, 12/01/2020	129
		Royal (The) Bank of Scotland plc
EUR	60	6.93%, 04/09/2018	90
			998
		Food Manufacturing - 0.1%
		ConAgra Foods, Inc.
	35	1.90%, 01/25/2018	35

		Health Care and Social Assistance - 1.8%
		AbbVie, Inc.
	75	1.75%, 11/06/2017 ■	75
	75	2.00%, 11/06/2018 ■	75
		DaVita, Inc.
	45	5.75%, 08/15/2022	47
		Express Scripts, Inc.
	115	6.25%, 06/15/2014	123
		Fresenius Medical Care U.S. Finance II, Inc.
	70	5.63%, 07/31/2019 ■	76
		Zoetis, Inc.
	45	1.88%, 02/01/2018 ■	45
			441
		Information - 0.4%
		American Tower Corp.
	85	3.50%, 01/31/2023	83
		CC Holdings GS V LLC
	35	2.38%, 12/15/2017 ■	35
			118
		Motor Vehicle and Parts Manufacturing - 0.4%
		Ford Motor Co.
	115	4.75%, 01/15/2043	108

		Petroleum and Coal Products Manufacturing - 0.2%
		ConocoPhillips Co.
	40	2.40%, 12/15/2022	39

		Rail Transportation - 0.2%
		CSX Corp.
	50	4.10%, 03/15/2044	47

		Retail Trade - 0.1%
		Owens Corning, Inc.
	35	4.20%, 12/15/2022	35

		Truck Transportation - 0.1%
		Penske Truck Leasing Co.
	25	2.88%, 07/17/2018 ■	25

		Utilities - 0.3%
		American Electric Power Co., Inc.
	25	1.65%, 12/15/2017	25
	50	2.95%, 12/15/2022	49
			74
		Water Transportation - 0.2%
		Royal Caribbean Cruises Ltd.
	35	5.25%, 11/15/2022	37

		Wholesale Trade - 0.3%
		Spectrum Brands Holdings, Inc.
	60	6.38%, 11/15/2020 ■	64

		Total corporate bonds
		(cost $2,140)	$2,126

FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
		United Kingdom - 3.7%
		United Kingdom (Government of)
GBP	485	4.50%, 12/07/2042	$941

		Total foreign government obligations
		(cost $963)	$941

U.S. GOVERNMENT SECURITIES - 63.7%
U.S. Treasury Securities - 63.7%
		U.S. Treasury Notes - 63.7%
	$11,000	0.38%, 06/30/2013 - 07/31/2013	$11,012
	5,000	0.63%, 04/30/2013	5,007
			16,019
		Total U.S. government securities
		(cost $16,018)	$16,019

		Total long-term investments
		(cost $19,121)	$19,086

1

The Hartford Global Alpha Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 22.5%
Repurchase Agreements - 2.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $96, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $98)
$96	0.16%, 01/31/2013		$96
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $71, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%,
	2042, value of $73)
71	0.16%, 01/31/2013		71
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $43, collateralized by U.S. Treasury Note 0.25%, 2015, value of $44)
43	0.13%, 01/31/2013		43
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $95, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $97)
95	0.13%, 01/31/2013		95
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $65, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $67)
65	0.17%, 01/31/2013		65
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $160, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $163)
160	0.13%, 01/31/2013		160
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $112, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $114)
112	0.15%, 01/31/2013		112
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $2, collateralized by U.S. Treasury Note 0.63%, 2017, value of $2)
2	0.12%, 01/31/2013		2
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $16, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $17)
16	0.15%, 01/31/2013		16
			660
U.S. Treasury Bills - 19.9%
$5,000	0.03%, 3/14/2013 ○╦		$5,000

	Total short-term investments
	(cost $5,660)		$5,660

	Total investments
	(cost $24,781) ▲	98.4%	$24,746
	Other assets and liabilities	1.6%	393
	Total net assets	100.0%	$25,139

2

The Hartford Global Alpha Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $24,781 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8
Unrealized Depreciation	(43)
Net Unrealized Depreciation	$(35)

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $446, which represents 1.8% of total net assets.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Futures Contracts Outstanding at January 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 3-Year Bond Future	32	03/15/2013	$3,642	$3,641	$(1)
Euro BUXL 30-Year Bond Future	1	03/07/2013	178	179	1
Euro-BOBL Future	3	03/07/2013	512	512	–
Euro-Schatz Future	18	03/07/2013	2,696	2,695	(1)
U.S. Treasury 10-Year Note Future	93	03/19/2013	12,257	12,209	(48)
U.S. Treasury 2-Year Note Future	23	03/28/2013	5,072	5,070	(2)
U.S. Treasury 30-Year Bond Future	3	03/19/2013	430	430	–
					$(51)
Short position contracts:
Euro-BTP Future	3	03/07/2013	$461	$460	$1
Euro-BUND Future	35	03/07/2013	6,774	6,743	31
Euro-OAT Future	7	03/07/2013	1,292	1,270	22
Japan 10-Year Bond Future	2	03/11/2013	3,155	3,156	(1)
Japan 10-Year Mini Bond Future	20	03/08/2013	3,154	3,157	(3)
Long Gilt Future	37	03/26/2013	6,871	6,829	42
U.S. Treasury 5-Year Note Future	11	03/28/2013	1,361	1,361	–
					$92
					$41

* The number of contracts does not omit 000's.

Cash of $477 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2013.

3

The Hartford Global Alpha Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/28/2013	CBK	$42	$42	$–
AUD	Buy	02/28/2013	DEUT	99	99	–
AUD	Buy	02/28/2013	HSBC	5	5	–
AUD	Buy	02/28/2013	NAB	26	26	–
AUD	Buy	02/28/2013	UBS	252	250	(2)
AUD	Sell	02/28/2013	BMO	83	82	1
AUD	Sell	02/28/2013	CBA	132	130	2
AUD	Sell	02/28/2013	GSC	82	81	1
AUD	Sell	02/28/2013	JPM	10	10	–
AUD	Sell	02/28/2013	WEST	50	49	1
BRL	Buy	02/04/2013	BCLY	10	10	–
BRL	Buy	02/04/2013	GSC	24	25	1
BRL	Buy	02/04/2013	RBC	77	80	3
BRL	Buy	02/04/2013	UBS	50	51	1
BRL	Buy	02/04/2013	UBS	116	116	–
BRL	Buy	03/04/2013	UBS	133	133	–
BRL	Sell	02/04/2013	BCLY	10	10	–
BRL	Sell	02/04/2013	GSC	25	25	–
BRL	Sell	02/04/2013	RBC	80	80	–
BRL	Sell	02/04/2013	UBS	133	133	–
BRL	Sell	02/04/2013	UBS	32	33	(1)
CAD	Buy	02/28/2013	RBC	1,027	1,017	(10)
CAD	Sell	02/28/2013	JPM	308	306	2
CHF	Buy	02/28/2013	JPM	498	508	10
CHF	Buy	02/28/2013	MSC	1	1	–
CHF	Buy	02/28/2013	UBS	100	101	1
CHF	Sell	02/28/2013	BCLY	199	203	(4)
CHF	Sell	02/28/2013	BOA	199	203	(4)
CHF	Sell	02/28/2013	UBS	199	204	(5)
CLP	Buy	02/28/2013	UBS	39	39	–
CLP	Sell	02/28/2013	UBS	25	25	–
COP	Buy	02/28/2013	UBS	33	33	–
COP	Sell	02/28/2013	UBS	20	20	–
CZK	Buy	02/28/2013	UBS	25	25	–
CZK	Buy	02/28/2013	UBS	25	25	–
CZK	Sell	02/28/2013	JPM	73	75	(2)
EUR	Buy	02/28/2013	CBK	233	238	5
EUR	Buy	02/28/2013	CSFB	20	20	–
EUR	Buy	02/28/2013	DEUT	4	4	–
EUR	Buy	02/28/2013	GSC	376	383	7
EUR	Buy	02/28/2013	JPM	753	766	13
EUR	Buy	02/28/2013	MSC	127	129	2
EUR	Buy	02/28/2013	MSC	27	27	–
EUR	Buy	02/28/2013	RBC	250	255	5
EUR	Buy	02/28/2013	UBS	300	306	6
EUR	Buy	02/05/2013	WEST	3	3	–
EUR	Buy	02/28/2013	WEST	208	211	3
EUR	Sell	02/28/2013	BMO	3	3	–
EUR	Sell	02/28/2013	BOA	178	179	(1)
EUR	Sell	02/28/2013	CBK	186	188	(2)
EUR	Sell	02/28/2013	DEUT	84	86	(2)
EUR	Sell	02/28/2013	GSC	776	790	(14)
EUR	Sell	02/28/2013	JPM	1,862	1,891	(29)
EUR	Sell	02/28/2013	MSC	127	128	(1)
EUR	Sell	02/28/2013	RBC	94	95	(1)

4

The Hartford Global Alpha Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Sell	02/28/2013	SCB	$101	$104	$(3)
EUR	Sell	02/28/2013	UBS	102	102	–
EUR	Sell	02/05/2013	WEST	135	135	–
EUR	Sell	02/28/2013	WEST	832	865	(33)
GBP	Buy	02/28/2013	CBK	40	40	–
GBP	Buy	02/01/2013	JPM	397	400	3
GBP	Buy	02/28/2013	JPM	8	8	–
GBP	Buy	02/05/2013	WEST	39	39	–
GBP	Sell	02/28/2013	BCLY	8	8	–
GBP	Sell	02/28/2013	CBK	525	520	5
GBP	Sell	02/28/2013	JPM	8	8	–
GBP	Sell	02/28/2013	JPM	397	400	(3)
GBP	Sell	02/28/2013	SCB	8	8	–
GBP	Sell	02/28/2013	WEST	40	40	–
HUF	Buy	02/28/2013	BCLY	6	6	–
HUF	Sell	02/28/2013	CSFB	11	11	–
HUF	Sell	02/28/2013	JPM	10	10	–
ILS	Buy	02/28/2013	JPM	25	26	1
ILS	Sell	02/28/2013	UBS	26	26	–
INR	Buy	02/28/2013	CBK	12	12	–
INR	Buy	02/28/2013	JPM	515	531	16
INR	Buy	02/28/2013	SCB	24	25	1
INR	Sell	02/28/2013	BCLY	11	11	–
INR	Sell	02/28/2013	JPM	402	408	(6)
JPY	Buy	02/28/2013	BNP	249	245	(4)
JPY	Buy	02/28/2013	CBK	102	98	(4)
JPY	Buy	02/28/2013	CSFB	27	26	(1)
JPY	Buy	02/28/2013	GSC	250	245	(5)
JPY	Buy	02/28/2013	JPM	102	98	(4)
JPY	Buy	02/28/2013	NAB	651	623	(28)
JPY	Sell	02/28/2013	BNP	99	96	3
JPY	Sell	02/28/2013	GSC	25	24	1
JPY	Sell	02/28/2013	JPM	199	193	6
JPY	Sell	02/28/2013	NAB	14	14	–
JPY	Sell	02/28/2013	SCB	35	34	1
JPY	Sell	02/28/2013	UBS	252	244	8
KRW	Buy	02/28/2013	BCLY	2	2	–
KRW	Buy	02/28/2013	JPM	6	6	–
KRW	Sell	02/28/2013	UBS	252	246	6
MXN	Buy	02/28/2013	RBC	915	918	3
MXN	Sell	02/28/2013	BCLY	33	33	–
MXN	Sell	02/28/2013	CBK	101	100	1
MXN	Sell	02/28/2013	JPM	75	75	–
MXN	Sell	02/28/2013	MSC	99	99	–
MXN	Sell	02/28/2013	RBC	18	18	–
MXN	Sell	02/28/2013	UBS	174	174	–
MYR	Buy	02/28/2013	JPM	23	23	–
MYR	Buy	02/28/2013	UBS	6	6	–
MYR	Sell	02/28/2013	JPM	24	23	1
NOK	Buy	02/28/2013	GSC	32	33	1
NOK	Buy	02/28/2013	JPM	457	466	9
NOK	Sell	02/28/2013	CSFB	11	11	–
NOK	Sell	02/28/2013	JPM	298	305	(7)
NOK	Sell	02/28/2013	MSC	325	333	(8)
NZD	Buy	02/28/2013	BCLY	21	21	–
NZD	Buy	02/28/2013	NAB	42	42	–
NZD	Buy	02/28/2013	NAB	13	13	–
NZD	Sell	02/28/2013	JPM	199	201	(2)

5

The Hartford Global Alpha Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
PLN	Sell	02/28/2013	BCLY	$26	$26	$–
PLN	Sell	02/28/2013	JPM	14	14	–
RUB	Buy	02/28/2013	GSC	21	21	–
RUB	Buy	02/28/2013	JPM	20	20	–
RUB	Sell	02/28/2013	JPM	31	31	–
SEK	Buy	02/28/2013	BCLY	8	8	–
SEK	Buy	02/28/2013	JPM	586	602	16
SEK	Sell	02/28/2013	CBK	102	105	(3)
SEK	Sell	02/28/2013	CSFB	13	13	–
SEK	Sell	02/28/2013	JPM	444	458	(14)
SEK	Sell	02/28/2013	UBS	63	64	(1)
SEK	Sell	02/28/2013	WEST	6	6	–
SGD	Buy	02/28/2013	BCLY	8	8	–
SGD	Buy	02/28/2013	JPM	394	394	–
SGD	Buy	02/28/2013	JPM	4	4	–
SGD	Sell	02/28/2013	BOA	431	428	3
TRY	Buy	02/28/2013	GSC	17	17	–
TRY	Buy	02/28/2013	JPM	14	14	–
TRY	Buy	02/28/2013	UBS	11	11	–
TRY	Sell	02/28/2013	GSC	11	11	–
TWD	Buy	02/27/2013	JPM	7	7	–
TWD	Sell	02/27/2013	BCLY	2	2	–
ZAR	Buy	02/28/2013	JPM	20	20	–
ZAR	Sell	02/28/2013	GSC	11	11	–
ZAR	Sell	02/28/2013	JPM	16	15	1
						$(54)

Credit Default Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ITRX.XOV.18	DEUT	EUR	100	(5.00)%	12/20/17	$(4)	$(3)	$1

Credit default swaps on single-name issues:
Buy protection:
Commerzbank AG	BOA	EUR	100	(1.00)% / 1.50%	03/20/18	$3	$3	$–

						$(1)	$–	$1

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

6

The Hartford Global Alpha Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Interest Rate Swap Contracts Outstanding at January 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
DEUT	0.40% Fixed	3M USD LIBOR	$2,435	03/20/15	$–	$2	$2
JPM	0.40% Fixed	3M USD LIBOR	2,525	03/20/15	–	2	2
JPM	1.80% Fixed	3M USD LIBOR	550	03/20/23	2	16	14
					$2	$20	$18

*	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish New Zloty
RUB	New Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ITRX.XOV	Markit iTraxx Index - Europe Crossover

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

7

The Hartford Global Alpha Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality
as of January 31, 2013
Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.7%
A	2.7
Baa / BBB	3.3
Ba / BB	2.0
B	0.5
U.S. Government Agencies and Securities	83.6
Non-Debt Securities and Other Short-Term Instruments	2.6
Other Assets & Liabilities	1.6
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	2,126	–	2,126	–
Foreign Government Obligations	941	–	941	–
U.S. Government Securities	16,019	–	16,019	–
Short-Term Investments	5,660	–	5,660	–
Total	$24,746	$–	$24,746	$–
Credit Default Swaps *	1	–	1	–
Foreign Currency Contracts *	150	–	150	–
Futures *	97	97	–	–
Interest Rate Swaps *	18	–	18	–
Total	$266	$97	$169	$–
Liabilities:
Foreign Currency Contracts *	204	–	204	–
Futures *	56	56	–	–
Total	$260	$56	$204	$–

♦	For the period December 14, 2012 through January 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

The Hartford Global Growth Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles and Components - 0.6%
106	Nissan Motor Co., Ltd.	$1,088

	Banks - 3.9%
385	Banco Espirito Santo S.A. ●	547
905	Bank of Ayudhya plc	1,009
22	BNP Paribas	1,369
1,071	China Construction Bank	924
33	Erste Group Bank AG	1,107
31	Grupo Financiero Santander Mexico S.A.B. de C.V. ●	488
144	Kasikornbank PCL	955
46	Standard Chartered plc	1,216
		7,615
	Capital Goods - 4.9%
16	Boeing Co.	1,148
18	Honeywell International, Inc.	1,214
11	MTU Aero Engines Holdings AG	1,039
5	Parker-Hannifin Corp.	502
79	Rolls-Royce Holdings plc	1,184
38	Safran S.A.	1,740
14	Schneider Electric S.A.	1,060
30	SKF AB Class B	741
5	SMC Corp. of America	843
		9,471
	Commercial and Professional Services - 0.5%
31	Edenred	989

	Consumer Durables and Apparel - 3.3%
13	Cie Financiere Richemont S.A.	1,070
13	Lululemon Athletica, Inc. ●	863
1	NVR, Inc. ●	1,442
104	Prada S.p.A.	933
449	Samsonite International S.A.	977
7	V.F. Corp.	1,018
		6,303
	Consumer Services - 2.3%
167	Galaxy Entertainment Group Ltd. ●	751
81	MGM Resorts International ●	1,029
306	Sands China Ltd. §	1,545
20	Starbucks Corp.	1,128
		4,453
	Diversified Financials - 8.5%
259	Aberdeen Asset Management plc	1,656
9	Affiliated Managers Group, Inc. ●	1,238
41	American Express Co.	2,389
18	Ameriprise Financial, Inc.	1,167
6	BlackRock, Inc.	1,376
27	Discover Financial Services, Inc.	1,021
11	Franklin Resources, Inc.	1,519
6	Goldman Sachs Group, Inc.	960
47	JP Morgan Chase & Co.	2,196
22	Moody's Corp.	1,201
7	Partners Group	1,578
		16,301
	Energy - 3.6%
13	Anadarko Petroleum Corp.	1,016
41	Cobalt International Energy, Inc. ●	983
31	Ensco plc	1,978
8	EOG Resources, Inc.	971
12	National Oilwell Varco, Inc.	926
13	Schlumberger Ltd.	1,046
		6,920
	Food and Staples Retailing - 1.4%
52	CVS Caremark Corp.	2,674

	Food, Beverage and Tobacco - 7.4%
33	Anheuser-Busch InBev N.V.	2,926
29	Constellation Brands, Inc. Class A ●	938
51	Diageo Capital plc	1,517
10	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,132
33	Green Mountain Coffee Roasters, Inc. ●	1,490
18	Heineken N.V.	1,300
10	Pernod-Ricard S.A.	1,285
23	Philip Morris International, Inc.	1,995
43	Unilever N.V.	1,726
		14,309
	Health Care Equipment and Services - 3.0%
23	Aetna, Inc.	1,098
19	Covidien plc	1,191
10	Edwards Lifesciences Corp. ●	939
27	Medtronic, Inc.	1,240
19	Zimmer Holdings, Inc.	1,395
		5,863
	Insurance - 2.1%
29	American International Group, Inc. ●	1,106
76	Jardine Lloyd Thompson Group plc	943
111	Ping An Insurance (Group) Co.	992
14	Swiss Re Ltd.	1,010
		4,051
	Materials - 3.5%
121	Cemex S.A.B. de C.V. ADR ●	1,317
5	CF Industries Holdings, Inc.	1,169
173	Glencore International plc	1,078
12	HeidelbergCement AG	743
100	James Hardie Industries plc	1,061
3	Syngenta AG	1,289
		6,657
	Media - 6.6%
26	CBS Corp. Class B	1,086
67	Comcast Corp. Class A	2,562
24	DirecTV ●	1,232
115	News Corp. Class A	3,199
398	Sirius XM Radio, Inc. w/ Rights	1,251
21	Viacom, Inc. Class B	1,267
19	Walt Disney Co.	1,015
68	WPP plc	1,060
		12,672
	Pharmaceuticals, Biotechnology and Life Sciences - 12.8%
12	Actavis, Inc. ●	1,045
22	Amgen, Inc.	1,863
26	Celgene Corp. ●	2,526
95	Gilead Sciences, Inc. ●	3,737
16	Johnson & Johnson	1,190

1

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 12.8% - (continued)
50	Merck & Co., Inc.	$2,145
52	Mylan, Inc. ●	1,459
9	Novo Nordisk A/S	1,652
6	Regeneron Pharmaceuticals, Inc. ●	1,121
18	Roche Holding AG	4,036
14	Sanofi-Aventis S.A.	1,378
18	Thermo Fisher Scientific, Inc.	1,316
17	UCB S.A.	1,010
3	Zoetis, Inc. ●☼	70
		24,548
	Retailing - 5.6%
5	Amazon.com, Inc. ●‡	1,432
3	AutoZone, Inc. ●	1,211
18	Expedia, Inc.	1,201
48	Lowe's Co., Inc.	1,819
20	Next plc	1,290
4	Priceline.com, Inc. ●	2,677
26	TJX Cos., Inc.	1,170
		10,800
	Semiconductors and Semiconductor Equipment - 4.5%
22	Altera Corp.	738
11	ASML Holding N.V.	860
87	Infineon Technologies AG	780
33	Maxim Integrated Products, Inc.	1,050
67	MediaTek, Inc.	734
54	NVIDIA Corp.	661
2	Samsung Electronics Co., Ltd.	2,636
341	Taiwan Semiconductor Manufacturing Co., Ltd.	1,168
		8,627
	Software and Services - 15.8%
22	Accenture plc	1,606
18	Akamai Technologies, Inc. ●	745
9	Alliance Data Systems Corp. ●	1,450
29	Amdocs Ltd.	1,049
14	Citrix Systems, Inc. ●	1,027
9	Dassault Systemes S.A.	999
55	eBay, Inc. ●	3,061
44	Facebook, Inc. ●	1,378
6	Google, Inc. ●	4,356
21	IAC/InterActiveCorp.	870
11	LinkedIn Corp. Class A ●	1,301
3	Mastercard, Inc.	1,763
42	Oracle Corp.	1,499
7	Salesforce.com, Inc. ●	1,214
20	SAP AG	1,671
33	Splunk, Inc. ●	1,094
49	Totvs S.A.	1,067
48	United Internet AG	1,127
13	Visa, Inc.	2,021
55	Yahoo!, Inc. ●	1,086
		30,384
	Technology Hardware and Equipment - 4.0%
4	Apple, Inc.	1,758
62	EMC Corp. ●	1,527
204	Hitachi Ltd.	1,213
57	Juniper Networks, Inc. ●	1,284
15	Qualcomm, Inc.	1,003
80	Telefonaktiebolaget LM Ericsson Class B	932
		7,717
	Telecommunication Services - 0.8%
266	Sprint Nextel Corp. ●	1,496

	Transportation - 2.2%
90	Delta Air Lines, Inc. ●	1,256
40	DSV A/S	1,020
11	FedEx Corp.	1,080
7	Kuehne & Nagel International AG	802
		4,158
	Utilities - 1.1%
22	Cia de Saneamento Basico do Estado de Sao Paulo	1,009
1,354	Guangdong Investment Ltd.	1,124
		2,133
	Total common stocks
	(cost $153,383)	$189,229

	Total long-term investments
	(cost $153,383)	$189,229

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $487, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $496)
$487	0.16%, 01/31/2013	$487
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $362, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $370)
362	0.16%, 01/31/2013	362
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $218, collateralized by U.S. Treasury Note 0.25%, 2015, value of $222)
218	0.13%, 01/31/2013	218
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $486, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $495)
486	0.13%, 01/31/2013	486
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $332, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $339)
332	0.17%, 01/31/2013	332

2

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 1.7% - (continued)
Repurchase Agreements - 1.7% - (continued)
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $812, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $829)
$812	0.13%, 01/31/2013		$812
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $571, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $583)
571	0.15%, 01/31/2013		571
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $9, collateralized by U.S. Treasury Note 0.63%, 2017, value of $9)
9	0.12%, 01/31/2013		9
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $83, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $84)
83	0.15%, 01/31/2013		83
			3,360
	Total short-term investments
	(cost $3,360)		$3,360

	Total investments
	(cost $156,743) ▲	100.1%	$192,589
	Other assets and liabilities	(0.1)%	(185)
	Total net assets	100.0%	$192,404

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

3

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $158,095 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$36,858
Unrealized Depreciation	(2,364)
Net Unrealized Appreciation	$34,494

●	Non-income producing.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $1,545, which represents 0.8% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $70 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Buy	02/05/2013	BNP	$65	$65	$–
EUR	Sell	02/01/2013	CSFB	950	951	(1)
SEK	Buy	02/05/2013	JPM	219	219	–
						$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities
CSFB	Credit Suisse First Boston Corp.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	EURO
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

4

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Diversification by Country

as of January 31, 2013

Percentage of
Country	Net Assets
Austria	0.6%
Belgium	2.0
Brazil	1.1
Canada	0.4
China	1.0
Denmark	1.4
France	4.5
Germany	2.8
Hong Kong	2.3
Ireland	1.1
Italy	0.5
Japan	1.6
Jersey	0.6
Mexico	1.5
Netherlands	2.1
Portugal	0.3
South Korea	1.4
Sweden	0.9
Switzerland	5.1
Taiwan	1.0
Thailand	1.0
United Kingdom	5.1
United States	60.1
Short-Term Investments	1.7
Other Assets and Liabilities	(0.1)
Total	100.0%

5

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,088	$–	$1,088	$–
Banks	7,615	488	7,127	–
Capital Goods	9,471	2,864	6,607	–
Commercial and Professional Services	989	–	989	–
Consumer Durables and Apparel	6,303	3,323	2,980	–
Consumer Services	4,453	2,157	2,296	–
Diversified Financials	16,301	13,067	3,234	–
Energy	6,920	6,920	–	–
Food and Staples Retailing	2,674	2,674	–	–
Food, Beverage and Tobacco	14,309	5,555	8,754	–
Health Care Equipment and Services	5,863	5,863	–	–
Insurance	4,051	1,106	2,945	–
Materials	6,657	2,486	4,171	–
Media	12,672	11,612	1,060	–
Pharmaceuticals, Biotechnology and Life Sciences	24,548	16,472	8,076	–
Retailing	10,800	9,510	1,290	–
Semiconductors and Semiconductor Equipment	8,627	2,449	6,178	–
Software and Services	30,384	26,587	3,797	–
Technology Hardware and Equipment	7,717	5,572	2,145	–
Telecommunication Services	1,496	1,496	–	–
Transportation	4,158	2,336	1,822	–
Utilities	2,133	1,009	1,124	–
Total	189,229	123,546	65,683	–
Short-Term Investments	3,360	–	3,360	–
Total	$192,589	$123,546	$69,043	$–
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments January 31, 2013 (Unaudited) (000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 55.0%
	Agricultural Products - 2.2%
80	Archer-Daniels-Midland Co.	$2,295
17	Asian Bamboo AG	149
1,064	Asian Citrus Holdings Ltd.	484
251	Bumitama Agri Ltd. ●	211
34	Bunge Ltd. Finance Corp.	2,742
146	China Agri-Industries Holdings	89
619	China Modern Dairy Holdings Ltd. ●	189
119	First Resources Ltd.	188
2,123	Golden Agri Resources Ltd.	1,091
33	Kernel Holding S.A. ●	745
9	New Britain Palm Oil Ltd.	80
15	Ros Agro plc ●§	102
33	SLC Agricola S.A.	360
179	Trigon Agri A/S	146
872	Wilmar International Ltd.	2,691
		11,562
	Aluminum - 0.1%
34	Alcoa, Inc.	299
109	Alumina Ltd.	126
158	Aluminum Corp. of China Ltd. ●	76
39	Hindalco Industries Ltd.	86
36	Norsk Hydro ASA	174
		761
	Biotechnology - 0.0%
13	Codexis, Inc. ●	32

	Coal and Consumable Fuels - 1.0%
16	Ceres, Inc. ●	67
322	China Shenhua Energy Co., Ltd.	1,383
66	Consol Energy, Inc.	2,056
12	Kior, Inc. ●	65
64	Peabody Energy Corp.	1,615
		5,186
	Construction and Engineering - 0.3%
47	KBR, Inc.	1,463

	Construction, Farm Machinery and Heavy Trucks - 1.1%
22	AGCO Corp. ●	1,177
2	Caterpillar, Inc.	168
3	CNH Global N.V.	143
148	Cosco Corp. Singapore Ltd.	114
21	Deere & Co.	1,954
99	Fiat Industrial S.p.A.	1,279
88	First Tractor Co.	90
11	Hino Motors Ltd.	117
3	Komatsu Ltd.	79
20	Kubota Corp.	230
1	Man AG	113
2	PACCAR, Inc.	110
49	Sembcorp Marine Ltd.	189
4	Titan International, Inc.	107
		5,870
	Diversified Metals and Mining - 4.9%
4	African Rainbow Minerals Ltd.	96
49	Anglo American plc	1,470
14	Antofagasta plc	252
1	Assore Ltd.	69
130	BHP Billiton Ltd.	5,116
123	BHP Billiton plc	4,213
10	Boliden Ab	180
10	Eurasian Natural Resources Corp.	52
17	First Quantum Minerals Ltd.	341
32	Freeport-McMoRan Copper & Gold, Inc.	1,114
134	Glencore International plc	835
139	Grupo Mexico S.A.B. de C.V.	518
18	Iluka Resources Ltd.	183
2	Inmet Mining Corp.	146
2	Jastrzebska Spolka Weglowa S.A.	47
54	Jiangxi Copper Co., Ltd.	146
8	Kazakmys plc	94
5	KGHM Polska Miedz S.A.	311
–	Korea Zinc Co., Ltd. ●	120
23	Minera Frisco S.A.B. de C.V. ●	99
16	Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	317
44	Mitsubishi Materials Corp.	140
39	MMT Ltd. ●	16
4,986	Mongolian Mining Corp. ●	2,470
15	OZ Minerals Ltd.	107
18	Rio Tinto Ltd.	1,266
46	Rio Tinto plc	2,607
91	Shougang Fushan Resources Group Ltd.	39
5	Southern Copper Corp.	205
52	Sterlite Industries India Ltd.	111
21	Sumitomo Metal Mining Co., Ltd.	326
18	Teck Cominco Ltd. Class B	658
15	Turquoise Hill Resources Ltd. ●	116
59	Vale Indonesia Tbk PT	17
4	Vedanta Resources plc	76
1	Walter Energy, Inc.	19
74	Xstrata plc	1,383
		25,275
	Diversified Support Services - 0.0%
11	Ceres Global AG Corp. ●	77

	Electric Utilities - 1.5%
291	Cheung Kong Infrastructure Holdings Ltd.	1,848
89	Chubu Electric Power Co., Inc.	1,119
94	Cia Paranaense de Energia-Copel	1,517
25	NextEra Energy, Inc.	1,808
64	Scottish & Southern Energy	1,446
		7,738
	Electronic Manufacturing Services - 0.0%
3	Trimble Navigation Ltd. ●	156

	Fertilizers and Agricultural Chemicals - 4.3%
25	Agrium, Inc.	2,851
5	American Vanguard Corp.	176
5	CF Industries Holdings, Inc.	1,055
236	China Bluechemical Ltd.	169
338	Incitec Pivot Ltd.	1,141
45	Israel Chemicals Ltd.	601
–	Israel Corp., Ltd.	242
8	K+S AG	369
44	Monsanto Co.	4,467

1

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 55.0% - (continued)
	Fertilizers and Agricultural Chemicals - 4.3% - (continued)
49	Mosaic Co.	$3,029
35	Nihon Nohyaku Co., Ltd.	204
98	Potash Corp. of Saskatchewan, Inc.	4,172
5	Syngenta AG	2,309
4	Uralkali GDR §	140
23	Yara International ASA	1,214
		22,139
	Gas Utilities - 1.1%
378	ENN Energy Holdings Ltd.	1,811
255	Osaka Gas Co., Ltd.	956
253	Snam S.p.A.	1,277
55	UGI Corp.	1,935
		5,979
	Gold - 3.9%
7	African Barrick Gold Ltd.	40
16	Agnico-Eagle Mines Ltd.	713
12	Alacer Gold Corp. ●	55
7	Alamos Gold, Inc.	104
20	Alkane Resources Ltd. ●	14
4	Allied Nevada Gold Corp. ●	104
32	AngloGold Ltd. ADR	904
6	Argonaut Gold, Inc. ●	55
15	AuRico Gold, Inc. ●	107
9	Aurizon Mines Ltd. ●	40
14	Avocet Mining plc	12
19	B2Gold Corp. ●	72
10	Banro Corp. ●	26
91	Barrick Gold Corp.	2,883
38	Beadell Resources Ltd. ●	39
11	Belo Sun Mining Corp. ●	18
57	Centamin plc ●	51
13	Centerra Gold, Inc.	120
7	China Gold International Resources Corp. ●	25
124	China Precious Metal Resources Holdings Co., Ltd. ●	22
6	Colossus Minerals, Inc. ●	26
17	Compania De Minas Buenaventur ADR	489
5	Detour Gold Corp. ●	113
33	DRDGOLD Ltd.	27
62	Eldorado Gold Corp.	689
10	Endeavour Mining Corp. ●	20
13	Franco-Nevada Corp.	699
14	Gabriel Resources Ltd. ●	36
65	Gold Fields Ltd.	752
2	Gold Resource Corp.	24
73	Goldcorp, Inc.	2,585
10	Golden Star Resources Ltd. ●	17
936	G-Resources Group Ltd. ●	52
21	Gryphon Minerals Ltd. ●	11
6	Guyana Goldfields, Inc. ●	20
37	Harmony Gold Mining Co., Ltd.	237
12	Highland Gold Mining Ltd.	21
34	IAMGOLD Corp.	282
6	Keegan Resources, Inc. ●	22
7	Kingsgate Consolidated Ltd.	29
17	Kingsrose Mining Ltd.	14
103	Kinross Gold Corp.	850
4	Kirkland Lake Gold, Inc. ●	21
3	Koza Altin Isletmeleri A.S.	77
21	Lake Shore Gold Corp. ●	18
671	Lepanto Consolidated Mining Co. ●	20
32	LionGold Corp. Ltd. ●	27
9	Medusa Mining Ltd.	46
6	Midas Gold Corp. ●	11
10	Nevsun Resources Ltd.	42
42	New Gold, Inc. ●	412
74	Newcrest Mining Ltd.	1,801
42	Newmont Mining Corp.	1,810
8	NGEx Resources, Inc. ●	25
17	Northern Star Resources Ltd.	20
12	NovaGold Resources, Inc. ●	52
13	OceanaGold Corp. ●	36
39	Osisko Mining Corp. ●	267
70	Pan African Resources plc	22
10	Papillon Resources Ltd. ●	18
25	Perseus Mining Ltd. ●	51
9	Petropavlovsk plc	51
7	Premier Gold Mines Ltd. ●	24
4	Pretium Resources, Inc. ●	44
3	Primero Mining Corp. ●	18
5	Rainy River Resources Ltd. ●	21
8	Rangold Resources Ltd.	740
17	Regis Resources Ltd. ●	91
35	Resolute Mining Ltd.	48
3	Royal Gold, Inc.	248
14	Rubicon Minerals Corp. ●	32
19	San Gold Corp. ●	13
46	Saracen Mineral Holdings Ltd. ●	19
2	Seabridge Gold, Inc. ●	27
15	Semafo, Inc.	41
18	Silver Lake Resources Ltd. ●	48
26	St. Barbara Ltd. ●	38
5	Tanzanian Royalty Exploration Corp. ●	16
6	Timmins Gold Corp. ●	17
22	Torex Gold Resources, Inc. ●	44
6	Troy Resources Ltd.	20
68	Yamana Gold, Inc.	1,112
84	Zhaojin Mining Industry Co., Ltd.	127
557	Zijin Mining Group Co., Ltd.	215
		20,249
	Independent Power Producers and Energy Traders - 0.2%
55	Tractebel Energia S.A.	977

	Industrial Conglomerates - 0.3%
194	Beijing Enterprises Holdings Ltd.	1,401

	Industrial Machinery - 0.4%
34	Vallourec S.A.	1,864

	Integrated Oil and Gas - 8.9%
513	BG Group plc	9,107
95	BP plc ADR	4,233
76	Chevron Corp.	8,763
15	Exxon Mobil Corp.	1,379
126	Galp Energia SGPS S.A.	2,040
92	Imperial Oil Ltd.	4,044

2

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 55.0% - (continued)
	Integrated Oil and Gas - 8.9% - (continued)
127	Petroleo Brasileiro S.A. ADR	$2,323
214	Repsol S.A.	4,778
48	Sasol Ltd. ADR	2,084
162	Statoilhydro ASA ADR	4,287
86	Suncor Energy, Inc.	2,920
		45,958
	Integrated Telecommunication Services - 0.7%
12	AT&T, Inc.	400
58	Elisa Oyj	1,371
75	Telenor ASA	1,646
		3,417
	Multi-Sector Holdings - 0.2%
12	Groupe Bruxelles Lambert S.A.	1,022

	Multi-Utilities -1.3%
188	National Grid plc	2,059
29	PG&E Corp.	1,254
10	RWE AG	392
120	Suez Environment S.A.	1,586
36	Wisconsin Energy Corp.	1,419
		6,710
	Oil and Gas Drilling - 0.4%
104	Patterson-UTI Energy, Inc.	2,107

	Oil and Gas Equipment and Services - 2.7%
47	Baker Hughes, Inc.	2,120
16	Cameron International Corp. ●	1,032
28	Dril-Quip, Inc. ●	2,230
74	Halliburton Co.	3,020
30	National Oilwell Varco, Inc.	2,232
34	Saipem S.p.A.	953
31	Schlumberger Ltd.	2,443
		14,030
	Oil and Gas Exploration and Production - 8.9%
74	Anadarko Petroleum Corp.	5,929
999	Beach Energy Ltd.	1,488
211	Buru Energy Ltd. ●	515
455	Cairn Energy plc	2,067
85	Canadian Natural Resources Ltd.	2,582
1,469	CNOOC Ltd.	3,023
68	Cobalt International Energy, Inc. ●	1,656
82	ConocoPhillips Holding Co.	4,766
86	Denbury Resources, Inc. ●	1,597
98	EnCana Corp.	1,904
29	EOG Resources, Inc.	3,574
371	Karoon Gas Australia Ltd. ●	2,512
778	Kunlun Energy Co., Ltd.	1,617
2,003	New Standard Energy Ltd. ●	441
371	Oil Search Ltd.	2,831
174	Ophilr Energy plc ●	1,411
22	Pioneer Natural Resources Co.	2,609
189	Santos Ltd.	2,362
46	Southwestern Energy Co. ●	1,568
35	Whiting Petroleum Corp. ●	1,646
		46,098
	Oil and Gas Refining and Marketing - 4.1%
52	Gevo, Inc. ●	119
38	Green Plains Renewable Energy, Inc. ●	300
514	JX Holdings, Inc.	3,030
53	Marathon Petroleum Corp.	3,911
95	Phillips 66	5,730
94	Reliance Industries Ltd. GDR ■	3,137
49	Tesoro Corp.	2,366
288	Tonengeneral Sekiyu KK	2,511
		21,104
	Oil and Gas Storage and Transportation - 1.2%
46	Enbridge, Inc.	2,022
23	Kinder Morgan Management LLC ●	1,875
26	Kinder Morgan, Inc.	974
27	Transcanada Corp.	1,291
		6,162
	Packaged Foods and Meats - 0.7%
42	Adecoagro S.A. ●☼	357
286	Australian Agricultural Co., Ltd. ●	364
262	China Minzhong Food Corp., Ltd. ●	212
1,245	Marine Harvest ●	1,247
17	McLeod Russel India Ltd.	117
24	MHP S.A. GDR ●§	395
72	Minerva S.A.	467
60	PureCircle Ltd. ●	244
385	REI Agro Ltd.	72
14	Tyson Foods, Inc. Class A	316
132	Zambeef Products plc ●	104
		3,895
	Paper Products - 0.3%
7	Holmen AB Class B	219
14	International Paper Co.	594
13	MeadWestvaco Corp.	423
59	Oji Holdings Corp.	191
		1,427
	Pharmaceuticals - 0.0%
1	Zoetis, Inc. ●☼	21

	Precious Metals and Minerals - 1.0%
6	Anglo American Platinum Ltd.	318
30	Aquarius Platinum Ltd.	29
1	Asahi Holdings, Inc.	19
3	CNK International Co., Ltd. ●	17
5	Coeur d'Alene Mines Corp. ●	103
6	Dundee Precious Metals, Inc. ●	50
5	Endeavor Silver Corp. ●	33
6	First Majestic Silver Corp. ●	116
6	Fortuna Silver Mines, Inc. ●	27
16	Fresnillo plc	426
7	Gem Diamonds Ltd. ●	18
5	Harry Winston Diamond Corp. ●	68
15	Hecla Mining Co.	77
10	Hochschild Mining plc	64
49	Impala Platinum Holdings Ltd.	891
13	Industrias Penoles S.A.B. de C.V.	633
28	Lonmin plc	160
2	MAG Silver Corp. ●	27
9	McEwen Mining, Inc. ●	29
11	North American Palladium Ltd. ●	19
21	Northern Platinum Ltd.	87
15	Pan American Silver Corp.	259
8	Paramount Gold & Silver Corp. ●	17
43	Patagonia Gold plc ●	13

3

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
COMMON STOCKS - 55.0% - (continued)
		Precious Metals and Minerals - 1.0% - (continued)
	20	Petra Diamonds Ltd. ●	$34
	5	Royal Bafokeng Platinum Ltd. ●	33
	5	Silver Standard Resources, Inc. ●	55
	32	Silver Wheaton Corp.	1,124
	9	Silvercorp Metals, Inc.	39
	6	Stillwater Mining Co. ●	77
	5	Tahoe Resources, Inc. ●	76
	11	Umicore S.A.	552
			5,490
		Railroads - 0.3%
	16	Canadian National Railway Co.	1,526

		Specialty Chemicals - 0.0%
	13	EcoSynthetix, Inc. ●	38

		Steel - 1.8%
	3	Allegheny Technologies, Inc.	101
	35	Angang Steel Co., Ltd.	26
	32	ArcelorMittal ADR	548
	5	ArcelorMittal South Africa Ltd.	20
	8	Bradespar S.A.	122
	2	Capital S.A.	88
	254	China Steel Corp.	240
	5	Cliff's Natural Resources, Inc.	180
	27	Companhia Sider·rgica Nacional	146
	11	Daido Steel Co., Ltd.	51
	1	Dongkuk Steel Mill Co., Ltd. ●	15
	39	Eregli Demir ve Celik Fabrikalari T.A.S.	55
	14	Evraz plc	62
	60	Fortescue Metals Group Ltd.	296
	33	Fosun International	23
	31	Gerdau S.A.	271
	7	Hitachi Metals Ltd.	61
	1	Hyundai Hysco ●	51
	2	Hyundai Steel Co.	173
	20	JFE Holdings, Inc.	428
	14	Jindal Steel & Power Ltd.	114
	2	JSW Steel Ltd.	37
	109	Kobe Steel Ltd.	135
	3	Kumba Iron Ore Ltd.	200
	1	Maruichi Steel Tube Ltd.	17
	8	Mechel ADR	54
	10	Metalurgica Gerdau S.A.	111
	6	MMX Mineracao E Metalicos S.A. ●	10
	298	Nippon Steel & Sumitomo Metal Corp.	825
	3	Novolipetsk Steel §	69
	10	Nucor Corp.	476
	3	Posco Ltd.	843
	2	Salzgitter AG	73
	10	Sesa Goa Ltd.	33
	2	Severstal GDR §	22
	8	Sims Metal Management Ltd.	79
	3	SSAB AB	27
	14	Tata Steel Ltd.	108
	13	ThyssenKrupp AG	327
	5	United States Steel Corp.	103
	13	Usinas Siderurgicas De Minas Gerais S.A.	68
	117	Vale S.A.	2,306
	4	Voestalpine AG	146
	1	Yamato Kogyo Co.	24
			9,164
		Water Utilities - 0.9%
	44	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,956
	1,616	Guangdong Investment Ltd.	1,341
	64	Severn Trent plc	1,653
			4,950
		Wireless Telecommunication Services - 0.3%
	530	Vodafone Group plc	1,447

		Total common stocks
		(cost $267,826)	$285,295

PREFERRED STOCKS - 0.0%
		Electric Utilities - 0.0%
	11	Cia Paranaense de Energie	$179

		Total preferred stocks
		(cost $178)	$179

WARRANTS - 0.0%
		Diversified Metals and Mining - 0.0%
	26	Shandong Denghai	$103

		Total warrants
		(cost $77)	$103

EXCHANGE TRADED FUNDS - 3.2%
		Other Investment Pools and Funds - 3.2%
	9	Energy Select Sector SPDR	$722
	377	Market Vectors Gold Miners	15,711
		Total exchange traded funds
		(cost $17,339)	$16,433

FOREIGN GOVERNMENT OBLIGATIONS - 4.8%
		Israel - 0.9%
		Israel (Government of)
ILS	7,605	3.50%, 04/30/2018 ◄	2,363
		Israel (State of)
ILS	7,142	2.75%, 09/30/2022 ◄	2,134
			4,497
		Mexico - 1.3%
		Mexican Udibonos
MXN	21,149	2.50%, 12/10/2020 ◄	1,796
MXN	47,023	4.50%, 12/18/2014 - 11/22/2035 ◄	4,605
			6,401
		Poland - 0.3%
		Poland (Republic of)
PLN	4,927	3.00%, 08/24/2016 ◄	1,698

		South Africa - 0.6%
		South Africa (Republic of)
ZAR	19,369	5.50%, 12/07/2023 ◄	3,167

4

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 4.8% - (continued)
		South Korea - 0.3%
		Korea (Republic of)
KRW	1,620,868	2.75%, 06/10/2020 ◄	$1,717

		Thailand - 0.3%
		Thailand Government Bond
THB	50,253	1.20%, 07/14/2021 ◄	1,724

		Turkey - 1.1%
		Turkey (Republic of)
TRY	5,966	2.50%, 05/04/2016 ◄	3,640
		Turkey Government Bond
TRY	3,091	3.00%, 07/21/2021 ◄	2,049
			5,689
		Total foreign government obligations
		(cost $24,047)	$24,893

U.S. GOVERNMENT SECURITIES - 22.4%
		U.S. Treasury Securities - 22.4%
		U.S. Treasury Notes - 22.4%
	$47,114	0.13%, 04/15/2016 - 01/15/2023 ◄	$51,547
	6,395	0.50%, 04/15/2015 ◄	7,146
	7,694	0.63%, 07/15/2021 ◄	8,906
	2,784	1.13%, 01/15/2021 ◄	3,429
	4,254	1.25%, 07/15/2020 ◄	5,319
	7,936	1.38%, 07/15/2018 - 01/15/2020 ◄	9,950
	4,598	1.63%, 01/15/2015 - 01/15/2018 ◄‡	5,918
	4,500	1.88%, 07/15/2015 - 07/15/2019 ◄	5,911
	7,636	2.00%, 01/15/2014 - 01/15/2016 ◄	9,886
	2,055	2.13%, 01/15/2019 ◄	2,680
	2,812	2.38%, 01/15/2017 ◄╦	3,746
	1,121	2.50%, 07/15/2016 ◄	1,479
	125	2.63%, 07/15/2017 ◄	167
			116,084
		Total U.S. government securities
		(cost $115,570)	$116,084

		Total long-term investments
		(cost $425,037)	$442,987

SHORT-TERM INVESTMENTS - 13.6%
		Repurchase Agreements - 13.6%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $10,197, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $10,401)
	$10,197	0.16%, 01/31/2013	$10,197
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in
the amount of $7,589, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
		GNMA 3.50%, 2042, value of $7,741)
	7,589	0.16%, 01/31/2013	7,589
		Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $4,558, collateralized by U.S. Treasury Note 0.25%, 2015, value of $4,649)
	4,558	0.13%, 01/31/2013	4,558
		Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $10,173, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $10,377)
	10,173	0.13%, 01/31/2013	10,173
		Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $6,962, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $7,101)
	6,962	0.17%, 01/31/2013	6,962
		RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $17,016, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $17,357)
	17,016	0.13%, 01/31/2013	17,016
		TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $11,971, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $12,210)
	11,971	0.15%, 01/31/2013	11,971
		UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $194, collateralized by U.S. Treasury Note 0.63%, 2017, value of $198)
	194	0.12%, 01/31/2013	194
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 02/01/2013 in
the amount of $1,729, collateralized by
FHLMC 3.00% - 4.00%, 2026 - 2042,
FNMA 2.50% - 5.00%, 2027 - 2042,
		value of $1,764)
	1,729	0.15%, 01/31/2013	1,729
			70,389
		Total short-term investments
		(cost $70,389)	$70,389

Total investments
(cost $495,426) ▲	99.0%	$513,376
Other assets and liabilities	1.0%	5,045
Total net assets	100.0%	$518,421

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2013, the Fund invested 9.7% of its total assets in the Subsidiary.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $506,567 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$29,427
Unrealized Depreciation	(22,618)
Net Unrealized Appreciation	$6,809

●	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $3,137, which represents 0.6% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $728, which represents 0.1% of total net assets.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $67 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $2,120 was received from broker(s) as collateral in connection with swap contracts.

Futures Contracts Outstanding at January 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Natural Gas Future	12	12/27/2013	$475	$488	$13
Natural Gas Future	12	02/26/2014	468	481	13
					$26

* The number of contracts does not omit 000's.

Cash of $163 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2013.

6

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/01/2013	NAB	$32	$32	$–
AUD	Sell	02/19/2013	CSFB	866	882	(16)
CAD	Sell	02/01/2013	DEUT	2,996	2,996	–
CHF	Sell	02/01/2013	BCLY	2,188	2,189	(1)
CLP	Buy	03/20/2013	UBS	1,700	1,723	23
EUR	Sell	02/01/2013	BNP	605	605	–
EUR	Sell	02/04/2013	CSFB	223	223	–
GBP	Sell	02/01/2013	SCB	1,423	1,423	–
HKD	Sell	02/04/2013	JPM	29	29	–
ILS	Sell	02/01/2013	DEUT	651	651	–
MXN	Sell	02/01/2013	JPM	125	125	–
NOK	Sell	02/01/2013	JPM	459	460	(1)
PLN	Sell	02/05/2013	JPM	51	51	–
SEK	Sell	02/01/2013	JPM	237	237	–
TRY	Sell	02/01/2013	DEUT	11	11	–
ZAR	Sell	02/07/2013	DEUT	185	185	–
						$5

Interest Rate Swap Contracts Outstanding at January 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BOA	1.82% Fixed	CPURNSA 231.35		$1,970	12/18/14	$–	$4	$4
BOA	CLICP Camara	2.09% Fixed	CLP	819,000	09/28/17	–	(3)	(3)
						$–	$1	$1

* Notional shown in U.S. dollars unless otherwise noted.

Total Return Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount *	Payments received (paid) by Fund	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P GSCI Agriculture	GSC	$1,605	(0.25)% Fixed	07/31/13	$50
S&P GSCI Agriculture	JPM	1,145	(0.20)% Fixed	03/28/13	35
S&P GSCI Agriculture	MSC	5,329	(0.22)% Fixed	03/28/13	165
S&P GSCI Agriculture	MSC	1,251	(0.22)% Fixed	07/31/13	38
S&P GSCI Energy	JPM	3,778	(0.09)% Fixed	03/28/13	207
S&P GSCI Energy	JPM	3,070	(0.09)% Fixed	07/31/13	169
S&P GSCI Energy	MSC	4,573	(0.15)% Fixed	03/28/13	243
S&P GSCI Energy	MSC	1,029	(0.15)% Fixed	07/31/13	57
S&P GSCI Industrial Metals	JPM	2,698	(0.12)% Fixed	03/28/13	67
S&P GSCI Industrial Metals	JPM	2,530	(0.12)% Fixed	07/31/13	63
S&P GSCI Industrial Metals	MSC	5,849	(0.20)% Fixed	03/28/13	145
S&P GSCI Industrial Metals	MSC	1,284	(0.20)% Fixed	07/31/13	32
S&P GSCI Livestock	MSC	2,108	(0.23)% Fixed	03/28/13	(32)
S&P GSCI Livestock	MSC	973	(0.23)% Fixed	07/31/13	(15)
S&P GSCI Precious Metals	JPM	3,003	(0.12)% Fixed	03/28/13	(10)
S&P GSCI Precious Metals	JPM	3,863	(0.12)% Fixed	07/31/13	(12)
S&P GSCI Precious Metals	MSC	4,565	(0.20)% Fixed	03/28/13	(14)
S&P GSCI Precious Metals	MSC	875	(0.20)% Fixed	07/31/13	(3)
					$1,185

* Notional shown in U.S. dollars unless otherwise noted.

7

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued) January 31, 2013 (Unaudited) (000’s Omitted)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PLN	Polish New Zloty
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CLICP	Sinacofi Chile Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
SPDR	Standard & Poor's Depositary Receipt

Diversification by Country

as of January 31, 2013

Percentage of
Country	Net Assets
Australia	3.4%
Austria	0.2
Belgium	0.3
Brazil	2.1
Canada	7.4
Chile	0.0
China	0.4
Denmark	0.0
Egypt	0.0
Finland	0.3
France	0.7
Germany	0.3
Hong Kong	2.8
India	0.7
Indonesia	0.0
Israel	1.0
Italy	0.7
Japan	2.0
Jersey	0.3
Luxembourg	0.3
Mauritius	0.2
Mexico	1.5
Netherlands	0.0
Norway	1.7
Papua New Guinea	0.6
Peru	0.1
Philippines	0.0
Poland	0.4
Portugal	0.4
Russia	0.1
Singapore	0.7
South Africa	1.7
South Korea	0.6
Spain	0.9
Sweden	0.1
Switzerland	0.4
Taiwan	0.0
Thailand	0.3
Turkey	1.1
United Kingdom	6.8
Zambia	0.0
United States	44.9
Short-Term Investments	13.6
Other Assets and Liabilities	1.0
Total	100.0%

8

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Distribution by Credit Quality
as of January 31, 2013
Credit Rating *	Percentage of Net Assets
Aa / AA	0.3%
A	0.3
Baa / BBB	3.3
Unrated	0.9
U.S. Government Agencies and Securities	22.4
Non-Debt Securities and Other Short-Term Instruments	71.8
Other Assets & Liabilities	1.0
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

9

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued) January 31, 2013 (Unaudited) (000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Agricultural Products	$11,562	$5,728	$5,834	$–
Aluminum	761	299	462	–
Biotechnology	32	32	–	–
Coal and Consumable Fuels	5,186	3,803	1,383	–
Construction and Engineering	1,463	1,463	–	–
Construction, Farm Machinery and Heavy Trucks	5,870	3,659	2,211	–
Diversified Metals and Mining	25,275	3,602	21,673	–
Diversified Support Services	77	77	–	–
Electric Utilities	7,738	3,325	4,413	–
Electronic Manufacturing Services	156	156	–	–
Fertilizers and Agricultural Chemicals	22,139	15,890	6,249	–
Gas Utilities	5,979	1,935	4,044	–
Gold	20,249	15,483	4,766	–
Independent Power Producers and Energy Traders	977	977	–	–
Industrial Conglomerates	1,401	–	1,401	–
Industrial Machinery	1,864	–	1,864	–
Integrated Oil and Gas	45,958	32,073	13,885	–
Integrated Telecommunication Services	3,417	400	3,017	–
Multi-Sector Holdings	1,022	–	1,022	–
Multi-Utilities	6,710	2,673	4,037	–
Oil and Gas Drilling	2,107	2,107	–	–
Oil and Gas Equipment and Services	14,030	13,077	953	–
Oil and Gas Exploration and Production	46,098	27,831	18,267	–
Oil and Gas Refining and Marketing	21,104	15,563	5,541	–
Oil and Gas Storage and Transportation	6,162	6,162	–	–
Packaged Foods and Meats	3,895	2,072	1,823	–
Paper Products	1,427	1,017	410	–
Pharmaceuticals	21	21	–	–
Precious Metals and Minerals	5,490	2,961	2,529	–
Railroads	1,526	1,526	–	–
Specialty Chemicals	38	38	–	–
Steel	9,164	4,675	4,489	–
Water Utilities	4,950	1,956	2,994	–
Wireless Telecommunication Services	1,447	–	1,447	–
Total	285,295	170,581	114,714	–
Exchange Traded Funds	16,433	16,433	–	–
Foreign Goverment Obligations	24,893	–	24,893	–
Preferred Stocks	179	179	–	–
U.S. Government Securities	116,084	17,670	98,414	–
Warrants	103	103	–	–
Short-Term Investments	70,389	–	70,389	–
Total	$513,376	$204,966	$308,410	$–
Foreign Currency Contracts*	23	–	23	–
Futures*	26	26	–	–
Interest Rate Swaps*	4	–	4	–
Total Return Swaps*	1,271	–	1,271	–
Total	$1,324	$26	$1,298	$–
Liabilities:
Foreign Currency Contracts*	18	–	18	–
Interest Rate Swaps*	3	–	3	–
Total Return Swaps*	86	–	86	–
Total	$107	$–	$107	$–

10

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued) January 31, 2013 (Unaudited) (000’s Omitted)

♦	For the three-month period ended January 31, 2013, investments valued at $3,338 were transferred from Level 1 to Level 2, and investments valued at $2,383 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2013
Assets:
Common Stocks	$53	$(1,570)	$1,571	$—	$—	$(28)	$27	$(53)	$—
Total	$53	$(1,570)	$1,571	$—	$—	$(28)	$27	$(53)	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

11

The Hartford Global Research Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1%
	Automobiles and Components - 1.3%
2	Bayerische Motoren Werke (BMW) AG	$248
18	Ford Motor Co.	239
–	Hyundai Motor Co., Ltd.	71
28	Nissan Motor Co., Ltd.	286
7	Toyota Motor Corp.	338
		1,182
	Banks - 6.8%
8	Alior Bank S.A. ●	183
26	Banco ABC Brasil S.A.	192
1	Banco ABC Brasil S.A. - Rights	1
79	Banco Espirito Santo S.A. ●	112
73	Banco Santander Brasil S.A.	541
5	Bancorpsouth, Inc.	76
1	BankNordik P/F	11
–	Banque Cantonale Vaudoise	160
7	BNP Paribas	439
4	Canadian Imperial Bank of Commerce	334
95	China Construction Bank	82
1	Citizens & Northern Corp.	24
3	Citizens Republic Bancorp, Inc. ●	68
6	DGB Financial Group, Inc. ●	82
25	DNB ASA	346
1	Gronlandsbanken	110
8	Hana Financial Holdings	291
5	Home Capital Group, Inc.	292
27	HSBC Holdings plc	302
10	Itau Unibanco Banco Multiplo S.A. ADR	164
37	Mitsubishi UFJ Financial Group, Inc.	208
5	National Bank of Canada	362
28	Oversea-Chinese Banking Corp., Ltd.	219
5	PNC Financial Services Group, Inc.	296
16	Regions Financial Corp.	127
17	Spar Nord Bank A/S ●	87
30	Standard Chartered plc	786
128	Turkiye Sinai Kalkinma Bankasi A.S.	166
		6,061
	Capital Goods - 6.5%
7	AMETEK, Inc.	270
4	Boeing Co.	288
2	Brenntag AG	219
1	Carlisle Cos., Inc.	33
4	Colfax Corp. ●	198
5	Danaher Corp.	276
1	Doosan Corp.	73
1	Dover Corp.	37
3	Eaton Corp. plc	159
4	Empresas ICA, S.A.B. de C.V. ●	12
1	European Aeronautic Defence & Space Co. N.V.	42
22	First Tractor Co.	22
24	General Electric Co.	528
4	Honeywell International, Inc.	278
3	IDEX Corp.	131
5	Illinois Tool Works, Inc.	294
2	Ingersoll-Rand plc	122
10	Itochu Corp.	115
2	Joy Global, Inc.	122
6	KBR, Inc.	177
2	Komatsu Ltd.	47
1	Leighton Holdings Ltd.	15
2	Lockheed Martin Corp.	172
10	Luxfer Holdings plc	127
3	Mitsubishi Corp.	61
2	Moog, Inc. Class A ●	75
1	Neo Holdings Co. Ltd ⌂●†	1
1	Northrop Grumman Corp.	41
5	Pentair Ltd.	233
2	Raytheon Co.	85
9	Rexel S.A.	186
14	Rolls-Royce Holdings plc	204
3	Safran S.A.	136
1	Siemens AG	96
5	SKF AB Class B	113
–	SMC Corp. of America	68
1	Textron, Inc.	21
3	THK Co., Ltd.	50
4	United Technologies Corp.	391
1	Vallourec S.A.	62
3	Vinci S.A.	156
2	WESCO International, Inc. ●	120
		5,856
	Commercial and Professional Services - 0.2%
7	Brambles Ltd.	56
2	Huron Consulting Group, Inc. ●	77
7	Transfield Services Ltd.	13
		146
	Consumer Durables and Apparel - 1.3%
2	Adidas AG	140
3	Brunello Cucinelli S.p.A. ●	54
41	Daphne International Holdings Ltd.	53
1	LVMH Moet Hennessy Louis Vuitton S.A.	259
1	Michael Kors Holdings Ltd. ●	83
4	NIKE, Inc. Class B	229
–	PVH Corp.	59
1	Salvatore Ferragamo Italia S.p.A.	32
74	Samsonite International S.A.	161
36	Stella International Holdings Ltd.	104
1	Tempur-Pedic International, Inc. ●	22
		1,196
	Consumer Services - 0.7%
4	Carnival Corp.	139
–	Churchill Downs, Inc.	25
6	Dunkin' Brands Group, Inc.	210
–	McDonald's Corp.	41
2	Norwegian Cruise Line Holdings, LTD ●	47
16	Sands China Ltd. §	78
–	Starwood Hotels & Resorts, Inc.	18
–	Whitbread plc	11
–	Wyndham Worldwide Corp.	18
		587
	Diversified Financials - 4.8%
5	Aberdeen Asset Management plc	30
4	Ameriprise Financial, Inc.	268
1	Azimut Holding S.p.A.	15
1	Banca Generali S.p.A.	14
1	BlackRock, Inc.	139
22	Citigroup, Inc.	913
15	EFG International AG ●	177

1

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Diversified Financials - 4.8% - (continued)
13	GAM Holding Ltd.	$213
3	IBJ Leasing Co., Ltd.	78
19	ING Groep N.V. ●	190
2	IntercontinentalExchange, Inc. ●	272
1	Invesco Ltd.	33
14	JP Morgan Chase & Co.	661
8	Julius Baer Group Ltd.	332
1	LPL Financial Holdings, Inc.	47
2	Matsui Securities Co., Ltd.	19
3	Morgan Stanley	57
1	Nasdaq OMX Group, Inc.	22
–	Partners Group	19
9	SEI Investments Co.	248
30	UBS AG	516
1	Warsaw Stock Exchange	18
		4,281
	Energy - 10.8%
6	Anadarko Petroleum Corp.	502
–	Apache Corp.	23
3	Baker Hughes, Inc.	119
34	Beach Energy Ltd.	50
53	BG Group plc	949
38	BP plc	284
1	BP plc ADR	32
7	Buru Energy Ltd. ●	18
15	Cairn Energy plc	68
1	Cameron International Corp. ●	39
4	Canadian Natural Resources Ltd. ADR	109
4	Chesapeake Energy Corp.	83
5	Chevron Corp.	624
50	CNOOC Ltd.	103
11	Cobalt International Energy, Inc. ●	264
3	ConocoPhillips Holding Co.	165
4	Consol Energy, Inc.	129
3	Denbury Resources, Inc. ●	50
3	Diamondback Energy, Inc. ●	65
1	Dril-Quip, Inc. ●	87
3	EnCana Corp. ADR	64
1	Ensco plc	90
1	EOG Resources, Inc.	132
1	Exxon Mobil Corp.	53
4	Galp Energia SGPS S.A.	67
2	Genel Energy plc ●	21
2	GS Holdings Corp. ●	98
5	Halliburton Co.	198
9	Imperial Oil Ltd.	409
36	JX Holdings, Inc.	211
34	Karoon Gas Australia Ltd. ●	230
3	Kinder Morgan, Inc.	125
66	Kunlun Energy Co., Ltd.	137
2	Marathon Petroleum Corp.	146
1	National Oilwell Varco, Inc.	84
72	New Standard Energy Ltd. ●	16
1	Occidental Petroleum Corp.	49
6	Ocean Rig UDW, Inc. ●	108
13	Oil Search Ltd.	97
6	Ophilr Energy plc ●	49
3	Painted Pony Petroleum Ltd. ●	29
12	Patterson-UTI Energy, Inc.	239
3	PBF Energy, Inc. ●	84
6	Peabody Energy Corp.	139
11	Petroleo Brasileiro S.A. ADR	201
8	Phillips 66	511
2	Pioneer Natural Resources Co.	199
6	Reliance Industries Ltd.	106
3	Reliance Industries Ltd. GDR ■	94
21	Repsol S.A.	466
1	Saipem S.p.A.	40
6	Santos Ltd.	80
4	Sasol Ltd. ADR	164
1	Schlumberger Ltd.	89
2	Southwestern Energy Co. ●	58
6	Statoil ASA	151
3	Suncor Energy, Inc.	98
6	Superior Energy Services, Inc. ●	153
2	Tesoro Corp.	89
10	Tonengeneral Sekiyu KK	90
7	Trican Well Service Ltd.	90
1	Valero Energy Corp.	61
76	Whitehaven Coal Ltd.	260
1	Whiting Petroleum Corp. ●	61
		9,699
	Food and Staples Retailing - 2.1%
8	Carrefour S.A.	221
2	Costco Wholesale Corp.	174
4	CVS Caremark Corp.	224
7	Seven & I Holdings Co., Ltd.	215
36	Tesco plc	202
12	Walgreen Co.	488
11	Woolworths Ltd.	343
		1,867
	Food, Beverage and Tobacco - 9.5%
29	Altria Group, Inc.	963
7	Anheuser-Busch InBev N.V.	597
4	British American Tobacco plc	227
13	Coca-Cola Co.	491
18	Diageo Capital plc	521
5	General Mills, Inc.	206
2	GLG Life Technology Corp. ⌂●†	1
5	Groupe Danone	349
4	H.J. Heinz Co.	262
3	Imperial Tobacco Group plc	104
22	ITC Ltd.	125
6	Japan Tobacco, Inc.	174
5	Kraft Foods Group, Inc.	214
23	Lorillard, Inc.	903
16	Mondelez International, Inc.	439
15	Nestle S.A.	1,022
6	New Britain Palm Oil Ltd.	51
10	PepsiCo, Inc.	715
10	Philip Morris International, Inc.	874
6	Unilever N.V.	232
1	United Spirits Ltd.	27
		8,497
	Health Care Equipment and Services - 2.7%
1	Abbott Laboratories	37
1	Aetna, Inc.	56
15	Boston Scientific Corp. ●	114

2

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Health Care Equipment and Services - 2.7% - (continued)
3	Cardinal Health, Inc.	$123
2	CIGNA Corp.	114
4	Covidien plc	249
1	HCA Holdings, Inc.	56
1	Hologic, Inc. ●	31
–	M3, Inc.	132
4	McKesson Corp.	409
5	Medtronic, Inc.	254
3	NMC Health plc ●	10
3	Qualicorp S.A. ●	30
1	Rhoen-Klinikum AG	23
10	Smith & Nephew plc	114
2	St. Jude Medical, Inc.	93
–	Straumann Holding AG	11
2	Stryker Corp.	96
7	UnitedHealth Group, Inc.	386
2	Vanguard Health Systems, Inc. ●	34
1	Zimmer Holdings, Inc.	37
		2,409
	Household and Personal Products - 0.1%
1	Reckitt Benckiser Group plc	87

	Insurance - 3.8%
2	Aflac, Inc.	85
8	Ageas	261
23	AIA Group Ltd.	91
6	American International Group, Inc. ●	235
3	Aon plc	147
11	AXA S.A.	208
3	Berkshire Hathaway, Inc. Class B ●	305
8	Brasil Insurance Participacoes e Administracao S.A.	83
9	Delta Lloyd N.V.	172
37	Direct Line Insurance Group plc ●	132
21	Discovery Holdings Ltd.	157
4	Hanover Insurance Group, Inc.	173
–	Markel Corp. ●	169
3	Marsh & McLennan Cos., Inc.	99
2	National Financial Partners Corp. ●	32
4	Progressive Corp.	83
35	Storebrand ASA	178
4	Swiss Re Ltd.	288
4	Unum Group	93
16	XL Group plc	452
		3,443
	Materials - 6.8%
3	Air Products & Chemicals, Inc.	238
3	Akzo Nobel N.V.	200
7	Allegheny Technologies, Inc.	237
155	Aquarius Platinum Ltd.	155
14	ArcelorMittal ADR	240
4	Asahi Kasei Corp.	22
33	AuRico Gold, Inc. ●	232
4	Ball Corp.	189
7	Banro Corp. ●	18
2	Barrick Gold Corp.	57
2	BASF SE	241
10	BHP Billiton plc	351
1	Cabot Corp.	30
2	Celanese Corp.	103
3	Cemex Latam Holdings S.A. ●	25
–	CF Industries Holdings, Inc.	100
68	China Shanshui Cement Group	50
2	Crown Holdings, Inc. ●	63
1	Detour Gold Corp. ●	26
6	Dow Chemical Co.	207
7	EcoSynthetix, Inc. ●	20
2	First Quantum Minerals Ltd.	40
5	Glencore International plc	32
5	Goldcorp, Inc.	164
10	Graphic Packaging Holding Co. ●	68
2	HeidelbergCement AG	106
1	Holcim Ltd.	68
329	Huabao International Holdings Ltd.	179
3	International Paper Co.	137
3	JSR Corp.	59
1	LyondellBasell Industries Class A	92
–	Martin Marietta Materials, Inc.	39
1	MeadWestvaco Corp.	46
7	Methanex Corp.	237
3	Methanex Corp. ADR	93
5	Mitsubishi Chemical Holdings	24
33	Mitsui Chemicals, Inc.	79
5	Molycorp, Inc. ●	35
149	Mongolian Mining Corp. ●	74
3	Mosaic Co.	167
2	New Gold, Inc. ●	24
14	Nine Dragons Paper Holdings	12
2	Nippon Shokubai Co., Ltd.	19
4	Owens-Illinois, Inc. ●	96
48	Platinum Group Metals Ltd. ●	56
78	PTT Chemical Public Co., Ltd. ●	210
4	Rexam plc	33
5	Rexam plc - Rights ⌂●†	3
6	Rio Tinto plc	339
30	Rubicon Minerals Corp. ●	71
2	Shin-Etsu Chemical Co., Ltd.	97
13	Showa Denko K.K.	20
12	Smurfit Kappa Group plc	162
8	Synthomer plc	24
2	Tikkurila Oyj	33
72	Torex Gold Resources, Inc. ●	144
7	Ube Industries Ltd.	14
6	Universal Stainless & Alloy Products, Inc. ●	218
–	Westlake Chemical Corp.	26
		6,144
	Media - 3.3%
1	AMC Networks, Inc. Class A ●	45
1	CBS Corp. Class B	45
1	Charter Communications, Inc. ●	116
9	Comcast Corp. Class A	334
5	Comcast Corp. Special Class A	187
3	DreamWorks Animation SKG, Inc. ●	59
–	Fuji Media Holdings, Inc.	52
1	Imax Corp. ●	19
3	Liberty Global, Inc. ●	204
3	Omnicom Group, Inc.	172
15	Pandora Media, Inc. ●	170

3

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Media - 3.3% - (continued)
10	Reed Elsevier Capital, Inc.	$113
2	SES Global S.A.	73
26	Sirius XM Radio, Inc. w/ Rights	83
–	Time Warner Cable, Inc.	25
10	Time Warner, Inc.	524
6	Virgin Media, Inc.	219
10	Walt Disney Co.	529
		2,969
	Pharmaceuticals, Biotechnology and Life Sciences - 7.4%
1	Acorda Therapeutics, Inc. ●	26
1	Actavis, Inc. ●	52
1	Actelion Ltd.	28
2	Agilent Technologies, Inc.	72
2	Algeta ASA ●	49
–	Alk-Abello A/S	19
11	Alkermes plc ●	252
3	Almirall S.A.	31
9	Arena Pharmaceuticals, Inc. ●	74
3	Astellas Pharma, Inc.	134
3	AstraZeneca plc	166
3	AstraZeneca plc ADR	137
1	Auxilium Pharmaceuticals, Inc. ●	26
1	Biogen Idec, Inc. ●	85
13	Bristol-Myers Squibb Co.	468
2	Cadence Pharmaceuticals, Inc. ●	7
1	Covance, Inc. ●	49
1	Cubist Pharmaceuticals, Inc. ●	37
14	Daiichi Sankyo Co., Ltd.	240
6	Eisai Co., Ltd.	251
28	Elan Corp. plc ADR ●	290
11	Eli Lilly & Co.	573
11	Exelixis, Inc. ●	52
8	Forest Laboratories, Inc. ●	297
6	Gilead Sciences, Inc. ●	225
2	H. Lundbeck A/S	34
2	Immunogen, Inc. ●	23
2	Incyte Corp. ●	29
4	Ironwood Pharmaceuticals, Inc. ●	56
2	Johnson & Johnson	149
2	Medicines Co. ●	74
11	Merck & Co., Inc. ‡	463
1	Mylan, Inc. ●	39
1	NPS Pharmaceuticals, Inc. ●	12
1	Ono Pharmaceutical Co., Ltd.	47
1	Onyx Pharmaceuticals, Inc. ●	68
1	Prothena Corp. plc ●	4
2	Regeneron Pharmaceuticals, Inc. ●	389
4	Rigel Pharmaceuticals, Inc. ●	27
1	Roche Holding AG	133
2	Salix Pharmaceuticals Ltd. ●	78
2	Seattle Genetics, Inc. ●	45
16	Shionogi & Co., Ltd.	279
–	Targacept, Inc. ●	1
17	Teva Pharmaceutical Industries Ltd. ADR	652
5	UCB S.A.	274
1	Vertex Pharmaceuticals, Inc. ●	51
2	Xenoport, Inc. ●	13
1	Zoetis, Inc. ●☼	31
		6,611
	Real Estate - 3.1%
–	Acadia Realty Trust REIT	9
–	Alexander & Baldwin, Inc. ●	8
1	Aliansce Shopping Centers S.A.	11
3	American Assets Trust, Inc. REIT	94
–	American Campus Communities, Inc. REIT	17
2	American Tower Corp. REIT	119
14	Ascendas REIT	29
17	Asian Property Development Public Co., Ltd.	5
–	AvalonBay Communities, Inc. REIT	26
23	Ayala Land, Inc.	16
123	Bekasi Fajar Industrial Estate Tbk PT ●	9
1	Big Yellow Group	7
–	Boardwalk REIT	15
–	Boston Properties, Inc. REIT	23
8	BR Malls Participacoes S.A.	101
4	BR Properties S.A.	53
–	Camden Property Trust REIT	21
8	Capitacommercial Trust REIT	11
70	China Overseas Grand Oceans Group Ltd.	97
–	Coresite Realty Corp. REIT	13
1	Daito Trust Construction Co., Ltd.	67
1	DDR Corp. REIT	10
1	Derwent London plc REIT	28
1	Deutsche Wohnen A.G.	28
1	Douglas Emmett, Inc. REIT	15
–	EastGroup Properties, Inc. REIT	11
–	Equity Lifestyle Properties, Inc. REIT	16
–	Essex Property Trust, Inc. REIT	25
5	Fibra Uno Administracion S.A. REIT ☼	14
8	Forest City Enterprises, Inc. Class A ●	139
30	Fortune REIT	27
1	Glimcher Realty Trust REIT	10
–	GLP J-REIT ●	6
1	GSW Immobilien AG	28
15	Hammerson plc REIT	117
–	HCP, Inc. REIT	11
1	Health Care, Inc. REIT	41
1	Host Hotels & Resorts, Inc. REIT	15
–	Icade REIT	8
–	Industrial & Infrastructure Fund Investment Corp. REIT	18
–	Japan Logistics Fund REIT	9
–	Jones Lang LaSalle, Inc.	7
–	Kilroy Realty Corp. REIT	15
10	L.P.N. Development Public Co., Ltd.	7
33	Link (The) REIT	171
2	Mitsubishi Estate Co., Ltd.	38
2	Mitsui Fudosan Co., Ltd.	36
6	New World Development Co., Ltd.	11
1	Northwest Healthcare Properties REIT	12
3	Norwegian Property ASA	5
–	PSP Swiss Property AG	15
–	Public Storage REIT	41
3	Rayonier, Inc. REIT	154
219	Robinsons Land Corp.	115
2	Shaftesbury plc REIT	14
2	Simon Property Group, Inc. REIT	295
16	Sino Land Co., Ltd.	31
1	Stag Industrial, Inc. REIT	10
14	Sun Hung Kai Properties Ltd.	230

4

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Real Estate - 3.1% - (continued)
1	Sunstone Hotel Investors, Inc. REIT ●	$12
8	Supalai Public Co., Ltd.	5
–	Taubman Centers, Inc. REIT	31
–	Unibail-Rodamco SE REIT	43
3	Unite Group plc	14
13	Westfield Group REIT	156
8	Westfield Retail Trust REIT	25
		2,820
	Retailing - 5.1%
1	Aeropostale, Inc. ●	20
4	Amazon.com, Inc. ●	1,068
2	American Eagle Outfitters, Inc.	38
1	AutoZone, Inc. ●	266
3	Best Buy Co., Inc.	52
1	Big Lots, Inc. ●	20
1	Dick's Sporting Goods, Inc.	49
2	Dollar Tree, Inc. ●	95
1	DSW, Inc.	38
2	Expedia, Inc.	122
3	Family Dollar Stores, Inc.	171
1	Five Below, Inc. ●	20
–	Foot Locker, Inc.	16
–	Genesco, Inc. ●	17
4	Hennes & Mauritz Ab	158
1	HSN, Inc.	41
1	Industria de Diseno Textil S.A.	174
177	Intime Department Store Group Co., Ltd.	233
1	J.C. Penney Co., Inc.	16
6	Liberty Media - Interactive A ●	118
21	Lowe's Co., Inc.	804
4	Marks & Spencer Group plc	22
11	Myer Holdings Ltd.	30
1	Netflix, Inc. ●	196
1	Nordstrom, Inc.	60
2	Pier 1 Imports, Inc.	41
1	Pinault-Printemps-Redoute S.A.	160
1	Priceline.com, Inc. ●	413
1	Ryohin Keikaku Co., Ltd.	47
1	Urban Outfitters, Inc. ●	53
40	Zhongsheng Group Holdings Ltd.	60
		4,618
	Semiconductors and Semiconductor Equipment - 1.8%
6	ASM Pacific Technology Ltd.	78
2	ASML Holding N.V.	138
2	Cavium, Inc. ●	63
4	Cypress Semiconductor Corp.	39
9	Intel Corp.	188
2	International Rectifier Corp. ●	44
1	Lam Research Corp. ●	54
2	Maxim Integrated Products, Inc.	78
6	NXP Semiconductors N.V. ●	176
12	ON Semiconductor Corp. ●	91
–	Samsung Electronics Co., Ltd.	395
88	Taiwan Semiconductor Manufacturing Co., Ltd.	303
		1,647
	Software and Services - 7.1%
6	Accenture plc	467
5	Activision Blizzard, Inc.	53
3	Akamai Technologies, Inc. ●	117
1	Alliance Data Systems Corp. ●	124
7	Automatic Data Processing, Inc.	433
1	Broadsoft, Inc. ●	25
11	Cadence Design Systems, Inc. ●	150
1	Citrix Systems, Inc. ●	99
3	Cognizant Technology Solutions Corp. ●	198
1	CyrusOne, Inc. ●	24
2	DeNa Co., Ltd.	70
7	Dropbox, Inc. ⌂●†	67
12	eBay, Inc. ●	645
1	Equinix, Inc. ●	223
1	Exlservice Holdings, Inc. ●	34
11	Facebook, Inc. ●	346
7	Fortinet, Inc. ●	160
7	Genpact Ltd.	118
–	Google, Inc. ●	252
12	Higher One Holdings, Inc. ●	122
1	IBM Corp.	287
1	Intuit, Inc.	87
5	Kakaku.com, Inc.	177
–	LinkedIn Corp. Class A ●	51
–	MicroStrategy, Inc. ●	27
–	NetSuite, Inc. ●	8
11	Oracle Corp.	391
5	Pactera Technology International Ltd. ●	43
2	QLIK Technologies, Inc. ●	40
1	Salesforce.com, Inc. ●	148
2	Splunk, Inc. ●	76
2	Teradata Corp. ●	120
6	Vantiv, Inc. ●	123
10	VeriFone Systems, Inc. ●	333
3	Visa, Inc.	428
4	Western Union Co.	51
11	Yahoo!, Inc. ●	226
		6,343
	Technology Hardware and Equipment - 3.6%
6	Acme Packet, Inc. ●	149
8	Advantech Co., Ltd.	34
5	Anritsu Corp.	67
–	Apple, Inc.	40
3	Aruba Networks, Inc. ●	70
3	Avnet, Inc. ●	100
43	Cisco Systems, Inc.	882
9	Delta Electronics, Inc.	33
16	EMC Corp. ●	388
18	Hitachi Ltd.	107
3	JDS Uniphase Corp. ●	38
11	Juniper Networks, Inc. ●	254
2	National Instruments Corp.	54
6	NetApp, Inc. ●	222
6	Qualcomm, Inc.	398
1	Rogers Corp. ●	31
20	Telefonaktiebolaget LM Ericsson ADR	227
–	Wacom Co., Ltd.	68
51	WPG Holdings Co., Ltd.	69
		3,231
	Telecommunication Services - 3.1%
5	America Movil S.A.B. de C.V. ADR	129

5

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.1% - (continued)
	Telecommunication Services - 3.1% - (continued)
46	Axiata Group Berhad	$93
22	Bharti Infratel Ltd. ●	83
30	Bharti Televentures	189
44	China Telecom Corp., Ltd.	24
64	China Unicom Ltd.	102
5	Cincinnati Bell, Inc. ●	24
2	Crown Castle International Corp. ●	151
14	Frontier Communications Co.	65
26	Leap Wireless International, Inc. ●	151
1	Millicom International Cellular SDR	96
3	Mobile Telesystems OJSC ADR	63
5	MTN Group Ltd.	97
1	P.T. Telekomunikasi Indonesia ADR	47
1	Philippine Long Distance Telephone Co. ADR	57
42	Portugal Telecom SGPS S.A.	243
2	SBA Communications Corp. ●	158
4	SK Telecom Co., Ltd. ADR	66
1	SoftBank Corp.	32
36	Sprint Nextel Corp. ●	202
14	Telenor ASA	315
11	Turkcell Iletisim Hizmetleri A.S. ●	71
4	TW Telecom, Inc. ●	107
3	Verizon Communications, Inc.	109
46	Vodafone Group plc	125
		2,799
	Transportation - 2.5%
332	AirAsia Berhad	297
1	C.H. Robinson Worldwide, Inc.	53
5	Celadon Group, Inc.	99
8	Covenant Transport ●	52
23	Delta Air Lines, Inc. ●	317
2	FedEx Corp.	240
1	Genesee & Wyoming, Inc. Class A ●	97
4	Grupo Aeroportuario del Centro Norte ☼	15
1	Hertz Global Holdings, Inc. ●	21
3	J.B. Hunt Transport Services, Inc.	175
1	Kansas City Southern	83
–	Landstar System, Inc.	23
6	Localiza Rent a Car S.A.	118
1	Santos Brasil Participacoes S.A.	21
1	Spirit Airlines, Inc. ●	27
16	Transurban Group	100
23	US Airways Group, Inc. ●	334
6	Vitran Corp., Inc. ●	41
3	XPO Logistics, Inc. ●	45
49	Zhejiang Expressway Co., Ltd.	44
		2,202
	Utilities - 3.7%
3	American Electric Power Co., Inc.	119
6	Calpine Corp. ●	120
5	Cheung Kong Infrastructure Holdings Ltd.	35
11	Chubu Electric Power Co., Inc.	141
2	Cia de Saneamento Basico do Estado de Sao Paulo	106
1	Cia Paranaense de Energia-Copel	12
5	Duke Energy Corp.	341
2	Edison International	82
27	Enel Green Power S.p.A.	56
17	Enel S.p.A.	73
11	ENN Energy Holdings Ltd.	54
8	GDF Suez	167
85	Guangdong Investment Ltd.	71
13	Iberdrola S.A.	72
43	National Grid plc	468
8	NextEra Energy, Inc.	559
3	Northeast Utilities	123
1	OGE Energy Corp.	41
12	Osaka Gas Co., Ltd.	44
5	PG&E Corp.	216
1	Pinnacle West Capital Corp.	66
1	RWE AG	22
3	Severn Trent plc	77
9	Snam S.p.A.	46
5	Suez Environment S.A.	71
8	Tokyo Gas Co., Ltd.	37
3	Xcel Energy, Inc.	92
		3,311
	Total common stocks
	(cost $77,129)	$88,006

PREFERRED STOCKS - 0.5%
	Automobiles and Components - 0.3%
1	Volkswagen AG N.V.	$284

	Software and Services - 0.1%
7	FireEye, Inc. Private Placement ⌂†	70

	Utilities - 0.1%
3	Cia Paranaense de Energie	47

	Total preferred stocks
	(cost $343)	$401

EXCHANGE TRADED FUNDS - 0.0%
	Other Investment Pools and Funds - 0.0%
1	Industrial Select Sector SPDR Fund	$31

	Total exchange traded funds
	(cost $28)	$31

	Total long-term investments
	(cost $77,500)	$88,438

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $175, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $178)
$175	0.16%, 01/31/2013	$175

6

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.3% - (continued)
Repurchase Agreements - 1.3% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $130, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $133)
$130	0.16%, 01/31/2013		$130
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $78, collateralized by U.S. Treasury Note 0.25%, 2015, value of $80)
78	0.13%, 01/31/2013		78
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $175, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $178)
175	0.13%, 01/31/2013		175
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $119, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $122)
119	0.17%, 01/31/2013		119
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $292, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $298)
292	0.13%, 01/31/2013		292
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $205, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $209)
205	0.15%, 01/31/2013		205
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $3, collateralized by U.S. Treasury Note 0.63%, 2017, value of $3)
3	0.12%, 01/31/2013		3
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $30, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $30)
30	0.15%, 01/31/2013		30
			1,207
	Total short-term investments
	(cost $1,207)		$1,207

	Total investments
	(cost $78,707) ▲	99.9%	$89,645
	Other assets and liabilities	0.1%	111
	Total net assets	100.0%	$89,756

7

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $81,599 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,231
Unrealized Depreciation	(1,185)
Net Unrealized Appreciation	$8,046

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $142, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $94, which represents 0.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $78, which represents 0.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $53 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	7	Dropbox, Inc.	$67
12/2012	7	FireEye, Inc. Private Placement Preferred	78
02/2011	2	GLG Life Technology Corp.	27
11/2012 - 12/2012	1	Neo Holdings Co. Ltd	1
01/2013	5	Rexam plc - Rights	–

At January 31, 2013, the aggregate value of these securities was $142, which represents 0.2% of total net assets.

8

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BRL	Sell	02/01/2013	JPM	$16	$16	$–
BRL	Sell	02/04/2013	JPM	3	3	–
CAD	Buy	02/01/2013	JPM	26	26	–
CAD	Sell	02/04/2013	BCLY	1	1	–
CHF	Sell	02/01/2013	BCLY	4	4	–
EUR	Buy	02/01/2013	JPM	12	12	–
EUR	Sell	02/04/2013	BNP	–	–	–
EUR	Sell	02/05/2013	BNP	6	6	–
EUR	Sell	02/04/2013	CSFB	–	–	–
GBP	Buy	02/05/2013	BCLY	12	12	–
GBP	Buy	02/05/2013	SCB	25	25	–
GBP	Sell	02/01/2013	BMO	37	37	–
GBP	Sell	02/05/2013	SCB	4	4	–
HKD	Sell	02/04/2013	JPM	3	3	–
IDR	Buy	02/01/2013	JPM	1	1	–
JPY	Sell	02/01/2013	DEUT	453	387	66
JPY	Sell	07/01/2013	DEUT	389	387	2
JPY	Sell	02/05/2013	JPM	3	3	–
MXN	Buy	02/05/2013	JPM	4	4	–
MXN	Buy	02/06/2013	JPM	14	14	–
MXN	Buy	02/05/2013	MSC	3	3	–
						$68

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

9

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian New Rupiah
JPY	Japanese Yen
MXN	Mexican New Peso

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor's Depositary Receipt

Diversification by Country

as of January 31, 2013

Percentage of
Country	Net Assets
Australia	1.7%
Belgium	1.3
Brazil	1.9
Canada	3.4
China	0.4
Colombia	0.0
Denmark	0.3
Finland	0.0
France	2.7
Germany	1.6
Hong Kong	2.3
India	0.7
Indonesia	0.1
Ireland	0.8
Israel	0.7
Italy	0.4
Japan	4.9
Jersey	0.0
Luxembourg	0.5
Malaysia	0.4
Marshall Islands	0.1
Mexico	0.2
Netherlands	1.4
Norway	1.2
Papua New Guinea	0.2
Philippines	0.2
Poland	0.2
Portugal	0.5
Russia	0.1
Singapore	0.3
South Africa	0.5
South Korea	1.2
Spain	0.8
Sweden	0.6
Switzerland	3.3
Taiwan	0.5
Thailand	0.2
Turkey	0.3
United Kingdom	7.5
United States	55.2
Short-Term Investments	1.3
Other Assets and Liabilities	0.1
Total	100.0%

10

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,182	$239	$943	$–
Banks	6,061	2,867	3,194	–
Capital Goods	5,856	4,190	1,665	1
Commercial and Professional Services	146	77	69	–
Consumer Durables and Apparel	1,196	497	699	–
Consumer Services	587	498	89	–
Diversified Financials	4,281	2,660	1,621	–
Energy	9,699	6,196	3,503	–
Food and Staples Retailing	1,867	886	981	–
Food, Beverage and Tobacco	8,497	5,494	3,002	1
Health Care Equipment and Services	2,409	2,152	257	–
Household and Personal Products	87	–	87	–
Insurance	3,443	2,088	1,355	–
Materials	6,144	3,562	2,579	3
Media	2,969	2,731	238	–
Pharmaceuticals, Biotechnology and Life Sciences	6,611	4,960	1,651	–
Real Estate	2,820	1,412	1,408	–
Retailing	4,618	3,734	884	–
Semiconductors and Semiconductor Equipment	1,647	802	845	–
Software and Services	6,343	6,099	177	67
Technology Hardware and Equipment	3,231	2,853	378	–
Telecommunication Services	2,799	1,412	1,387	–
Transportation	2,202	1,761	441	–
Utilities	3,311	1,877	1,434	–
Total	88,006	59,047	28,887	72
Exchange Traded Funds	31	31	–	–
Preferred Stocks	401	47	284	70
Short-Term Investments	1,207	–	1,207	–
Total	$89,645	$59,125	$30,378	$142
Foreign Currency Contracts*	68	–	68	–
Total	$68	$–	$68	$–
Liabilities:
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2013, investments valued at $426 were transferred from Level 1 to Level 2, and investments valued at $996 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

11

The Hartford Global Research Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$71	$(516)	$516	*	$—	$1	$—	$—	$—	$72
Preferred Stocks	—	—	(8	)†	—	78	—	—	—	70
Total	$71	$(516)	$508		$—	$79	$—	$—	$—	$142

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 rounds to zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(8).

12

The Hartford Growth Allocation Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.0%
EQUITY FUNDS - 80.2%
2,783	The Hartford Capital Appreciation Fund, Class Y		$109,933
8,362	The Hartford Dividend and Growth Fund, Class Y		184,549
9,712	The Hartford Emerging Markets Research Fund, Class Y		87,894
11,408	The Hartford International Opportunities Fund, Class Y		184,350
4,597	The Hartford International Small Company Fund, Class Y		66,611
2,482	The Hartford MidCap Value Fund, Class Y		35,847
1,622	The Hartford Small Company Fund, Class Y		35,708
			704,892
	Total equity funds
	(cost $609,307)		$704,892

FIXED INCOME FUNDS - 16.8%
8,450	The Hartford Alternative Strategies Fund, Class Y		$86,870
6,434	The Hartford Strategic Income Fund, Class Y		60,867
			147,737
	Total fixed income funds
	(cost $145,851)		$147,737

	Total investments in affiliated investment companies
	(cost $755,158)		$852,629

EXCHANGE TRADED FUNDS - 3.0%
932	Powershares DB Commodity Index Tracking Fund ●		$26,522

	Total exchange traded funds
	(cost $20,741)		$26,522

	Total long-term investments
	(cost $775,899)		$879,151

	Total investments
	(cost $775,899) ▲	100.0%	$879,151
	Other assets and liabilities	–%	(81)
	Total net assets	100.0%	$879,070

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $783,533 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$103,252
Unrealized Depreciation	(7,634)
Net Unrealized Appreciation	$95,618

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Growth Allocation Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$852,629	$852,629	$–	$–
Exchange Traded Funds	26,522	26,522	–	–
Total	$879,151	$879,151	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Healthcare Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3%
	Biotechnology - 21.6%
70	Acorda Therapeutics, Inc. ●	$2,027
100	Algeta ASA ●	3,059
374	Alkermes plc ●	8,616
572	Anacor Pharmaceuticals, Inc. ●	2,283
302	Arena Pharmaceuticals, Inc. ●	2,546
264	Aveo Pharmaceuticals, Inc. ●	2,087
34	Biogen Idec, Inc. ●	5,340
77	Cubist Pharmaceuticals, Inc. ●	3,331
870	Elan Corp. plc ADR ●	9,148
807	Exelixis, Inc. ●	3,762
531	Gilead Sciences, Inc. ●	20,935
174	Immunogen, Inc. ●	2,491
141	Incyte Corp. ●	2,587
156	Ironwood Pharmaceuticals, Inc. ●	1,995
131	NPS Pharmaceuticals, Inc. ●	1,155
81	Onyx Pharmaceuticals, Inc. ●	6,279
61	Prothena Corp. plc ●	369
34	Puma Biotechnology, Inc. ●	784
62	Regeneron Pharmaceuticals, Inc. ●	10,767
357	Rigel Pharmaceuticals, Inc. ●	2,343
124	Seattle Genetics, Inc. ●	3,650
86	Vertex Pharmaceuticals, Inc. ●	3,847
		99,401
	Drug Retail - 4.3%
179	CVS Caremark Corp.	9,180
265	Walgreen Co.	10,601
		19,781
	Health Care Distributors - 6.4%
308	Cardinal Health, Inc.	13,506
152	McKesson Corp.	16,038
		29,544
	Health Care Equipment - 19.5%
146	Abbott Laboratories	4,936
368	ABIOMED, Inc. ●	5,136
1,406	Boston Scientific Corp. ●	10,501
175	Covidien plc	10,891
237	Globus Medical, Inc. ●	3,031
85	Heartware International, Inc. ●	7,722
124	Hologic, Inc. ●	2,952
274	Medtronic, Inc.	12,787
134	Orthofix International N.V. ●	5,108
152	St. Jude Medical, Inc.	6,174
110	Stryker Corp.	6,910
201	Tornier N.V. ●	3,472
215	Volcano Corp. ●	5,389
61	Zimmer Holdings, Inc.	4,558
		89,567
	Health Care Facilities - 2.0%
154	HCA Holdings, Inc.	5,802
267	NMC Health plc ●	1,059
170	Vanguard Health Systems, Inc. ●	2,368
		9,229
	Health Care Supplies - 0.5%
55	Dentsply International, Inc.	2,288

	Health Care Technology - 0.5%
203	Allscripts Healthcare Solutions, Inc. ●	2,245

	Life Sciences Tools and Services - 3.6%
150	Agilent Technologies, Inc.	6,704
85	Covance, Inc. ●	5,697
103	MorphoSys AG ●	4,378
		16,779
	Managed Health Care - 10.0%
163	Aetna, Inc. ‡	7,851
237	CIGNA Corp.	13,832
411	Qualicorp S.A. ●	4,255
368	UnitedHealth Group, Inc.	20,314
		46,252
	Pharmaceuticals - 27.9%
90	Actavis, Inc. ●	7,792
17	Alk-Abello A/S	1,287
100	Almirall S.A.	1,236
73	Astellas Pharma, Inc.	3,736
87	AstraZeneca plc ADR	4,196
277	Bristol-Myers Squibb Co.	10,025
147	Cadence Pharmaceuticals, Inc. ●	695
303	Daiichi Sankyo Co., Ltd.	5,127
88	Dr. Reddy's Laboratories Ltd. ADR	3,152
136	Eisai Co., Ltd.	5,964
228	Eli Lilly & Co.	12,252
274	Forest Laboratories, Inc. ●	9,946
56	H. Lundbeck A/S	880
97	Johnson & Johnson	7,141
248	Medicines Co. ●	7,413
242	Merck & Co., Inc.	10,484
180	Mylan, Inc. ●	5,086
18	Ono Pharmaceutical Co., Ltd.	964
162	Optimer Pharmaceuticals, Inc. ●	1,507
22	Salix Pharmaceuticals Ltd. ●	1,035
504	Shionogi & Co., Ltd.	9,008
28	Simcere Pharmaceutical Group ADR ●	224
302	Teva Pharmaceutical Industries Ltd. ADR	11,470
104	UCB S.A.	5,987
182	Xenoport, Inc. ●	1,524
12	Zoetis, Inc. ●☼	320
		128,451
	Total common stocks
	(cost $364,082)	$443,537

	Total long-term investments (cost $364,082)	$443,537

SHORT-TERM INVESTMENTS - 3.5%
	Repurchase Agreements - 3.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,355, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $2,402)
$2,355	0.16%, 01/31/2013	$2,355

1

The Hartford Healthcare Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 3.5% - (continued)
	Repurchase Agreements - 3.5% - (continued)
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $1,753, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $1,788)
$1,753	0.16%, 01/31/2013		$1,753
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,052, collateralized by U.S. Treasury Note 0.25%, 2015, value of $1,073)
1,052	0.13%, 01/31/2013		1,052
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,349, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $2,396)
2,349	0.13%, 01/31/2013		2,349
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,608, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $1,640)
1,608	0.17%, 01/31/2013		1,608
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $3,929, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $4,008)
3,929	0.13%, 01/31/2013		3,929
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,764, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $2,819)
2,764	0.15%, 01/31/2013		2,764
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $45, collateralized by U.S. Treasury Note 0.63%, 2017, value of $46)
45	0.12%, 01/31/2013		45
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $399, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $407)
399	0.15%, 01/31/2013		399
			16,254
	Total short-term investments
	(cost $16,254)		$16,254

	Total investments
	(cost $380,336) ▲	99.8%	$459,791
	Other assets and liabilities	0.2%	763
	Total net assets	100.0%	$460,554

2

The Hartford Healthcare Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $385,701 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$90,966
Unrealized Depreciation	(16,876)
Net Unrealized Appreciation	$74,090

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $320 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Sell	02/01/2013	BCLY	$2,444	$2,475	$(31)
JPY	Sell	02/01/2013	BOA	930	923	7
JPY	Sell	02/01/2013	DEUT	12,809	10,935	1,874
JPY	Sell	07/01/2013	DEUT	10,989	10,949	40
						$1,890

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.

Currency Abbreviations:
CHF	Swiss Franc
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Healthcare Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$443,537	$402,791	$40,746	$–
Short-Term Investments	16,254	–	16,254	–
Total	$459,791	$402,791	$57,000	$–
Foreign Currency Contracts *	1,921	–	1,921	–
Total	$1,921	$–	$1,921	$–
Liabilities:
Foreign Currency Contracts *	31	–	31	–
Total	$31	$–	$31	$–

♦	For the three-month period ended January 31, 2013, investments valued at $1,158 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford High Yield Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
		Finance and Insurance - 0.0%
		Soundview NIM Trust
	$920	0.00%, 12/25/2036 ■●	$–

		Total asset & commercial mortgage backed securities
		(cost $916)	$–

CORPORATE BONDS - 93.9%
		Accommodation and Food Services - 2.3%
		Caesars Entertainment Operating Co., Inc.
	$4,075	8.50%, 02/15/2020	$4,095
		Caesars Operating Escrow
	1,815	9.00%, 02/15/2020 ■	1,847
		Choice Hotels International, Inc.
	211	5.70%, 08/28/2020	231
	2,770	5.75%, 07/01/2022	3,075
		Starwood Hotels & Resorts, Inc.
	1,855	7.15%, 12/01/2019	2,329
		Wynn Las Vegas LLC
	1,456	7.75%, 08/15/2020	1,642
			13,219
		Administrative Waste Management and Remediation - 1.5%
		Casella Waste Systems, Inc.
	1,770	7.75%, 02/15/2019	1,708
		Clean Harbors, Inc.
	735	5.25%, 08/01/2020	768
		Equinix, Inc.
	1,455	7.00%, 07/15/2021	1,622
		Iron Mountain, Inc.
	1,585	5.75%, 08/15/2024	1,599
	2,631	7.75%, 10/01/2019	2,947
			8,644
		Agriculture, Forestry, Fishing and Hunting - 0.2%
		Ainsworth Lumber Ltd.
	990	7.50%, 12/15/2017 ■	1,057

		Arts, Entertainment and Recreation - 7.8%
		AMC Entertainment, Inc.
	4,211	8.75%, 06/01/2019 ‡	4,653
	2,039	9.75%, 12/01/2020	2,375
		Carlson Wagonlit B.V.
	936	6.88%, 06/15/2019 ■	992
		CCO Holdings LLC
	5,130	5.25%, 09/30/2022	5,079
	1,640	7.25%, 10/30/2017	1,779
	3,435	7.38%, 06/01/2020	3,821
	2,170	8.13%, 04/30/2020	2,436
		Chester Downs & Marina LLC
	721	9.25%, 02/01/2020 ■	707
		Cinemark USA, Inc.
	370	5.13%, 12/15/2022 ■	375
		Fidelity National Information Services, Inc.
	1,945	5.00%, 03/15/2022	2,105
		Gray Television, Inc.
	2,690	7.50%, 10/01/2020 ■	2,798
		Great Canadian Gaming Co.
CAD	935	6.63%, 07/25/2022 ■	977
		Greektown Superholdings, Inc.
	2,840	13.00%, 07/01/2015	3,049
		Isle of Capri Casinos, Inc.
	2,970	8.88%, 06/15/2020	3,245
		NAI Entertainment Holdings LLC
	860	8.25%, 12/15/2017 ■	942
		Regal Entertainment Group
	336	5.75%, 02/01/2025	333
	2,450	9.13%, 08/15/2018	2,738
		Sirius XM Radio, Inc.
	5,025	5.25%, 08/15/2022 ■	5,113
		Univision Communications, Inc.
	2,090	6.75%, 09/15/2022 ■	2,184
			45,701
		Beverage and Tobacco Product Manufacturing - 0.6%
		Constellation Brands, Inc.
	505	4.63%, 03/01/2023	514
	2,830	6.00%, 05/01/2022	3,184
			3,698
		Chemical Manufacturing - 2.6%
		Ferro Corp.
	2,632	7.88%, 08/15/2018	2,579
		Hexion Specialty Chemicals
	2,145	8.88%, 02/01/2018	2,166
		Hexion U.S. Finance Corp.
	880	6.63%, 04/15/2020	867
		Ineos Group Holdings plc
	4,579	8.50%, 02/15/2016 ■	4,613
		LyondellBasell Industries N.V.
	1,215	6.00%, 11/15/2021	1,428
		Momentive Performance Materials, Inc.
	1,450	9.00%, 01/15/2021	1,124
		MPM Escrow LLC/MPM Finance Corp.
	1,455	8.88%, 10/15/2020	1,499
		Nufarm Australia Ltd.
	1,060	6.38%, 10/15/2019 ■	1,124
			15,400
		Computer and Electronic Product Manufacturing - 2.3%
		CDW Escrow Corp.
	5,970	8.50%, 04/01/2019	6,612
		CDW LLC/CDW Finance
	1,970	8.00%, 12/15/2018	2,192
		Freescale Semiconductor, Inc.
	1,390	8.05%, 02/01/2020	1,432
	1,165	9.25%, 04/15/2018 ■	1,281
		Seagate HDD Cayman
	1,555	7.75%, 12/15/2018	1,714
			13,231
		Construction - 3.4%
		D.R. Horton, Inc.
	1,610	6.50%, 04/15/2016	1,791
		K Hovnanian Enterprises, Inc.
	2,426	9.13%, 11/15/2020 ■	2,675

1

The Hartford High Yield Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 93.9% - (continued)
	Construction - 3.4% - (continued)
	KB Home
$1,895	1.38%, 02/01/2019 ۞	$1,932
1,635	7.50%, 09/15/2022	1,831
2,660	8.00%, 03/15/2020	3,082
	Lennar Corp.
3,630	4.75%, 12/15/2017	3,802
2,095	4.75%, 11/15/2022 ■	2,053
	Pulte Homes, Inc.
570	6.38%, 05/15/2033	586
1,523	7.88%, 06/15/2032	1,698
	Ryland Group, Inc.
705	5.38%, 10/01/2022	723
		20,173
	Fabricated Metal Product Manufacturing - 0.6%
	BWAY Holding Co.
1,473	10.00%, 06/15/2018	1,646
	Masco Corp.
795	5.95%, 03/15/2022	880
225	7.13%, 03/15/2020	260
	Ply Gem Industries, Inc.
890	9.38%, 04/15/2017	966
		3,752
	Finance and Insurance - 12.4%
	Ally Financial, Inc.
4,240	5.50%, 02/15/2017	4,558
2,265	7.50%, 09/15/2020	2,724
	BC Mountain LLC
165	7.00%, 02/01/2021 ■☼	169
	CIT Group, Inc.
5,555	5.25%, 03/15/2018 ╦	5,944
5,299	5.50%, 02/15/2019 ■	5,670
2,260	6.63%, 04/01/2018 ■	2,531
	Community Choice Financial, Inc.
2,700	10.75%, 05/01/2019	2,565
	Credit Acceptance Corp.
1,036	9.13%, 02/01/2017	1,132
	Felcor Lodging L.P.
3,510	5.63%, 03/01/2023 ■	3,541
	Fibria Overseas Finance Ltd.
2,505	7.50%, 05/04/2020 ■	2,755
	Ineos Finance plc
821	7.50%, 05/01/2020 ■	885
691	8.38%, 02/15/2019 ■	757
1,285	9.00%, 05/15/2015 ■	1,362
	ING US, Inc.
1,795	5.50%, 07/15/2022 ■	1,958
	Ladder Capital Finance Holdings LLC
2,355	7.38%, 10/01/2017 ■	2,432
	Lloyds Banking Group plc
4,380	7.88%, 11/01/2020 ■	4,800
	National Money Mart Co.
1,565	10.38%, 12/15/2016	1,727
	Nationstar Mortgage LLC
2,496	7.88%, 10/01/2020 ■	2,721
	Nuveen Investments, Inc.
2,585	9.13%, 10/15/2017 ■	2,617
2,390	9.50%, 10/15/2020 ■	2,462
	Provident Funding Associates L.P.
3,464	10.25%, 04/15/2017 ■	3,871
	Royal Bank of Scotland plc
4,255	6.13%, 12/15/2022	4,381
	SLM Corp.
1,735	6.25%, 01/25/2016	1,909
1,354	7.25%, 01/25/2022	1,513
1,655	8.45%, 06/15/2018	1,972
	TitleMax, Inc.
3,655	13.25%, 07/15/2015	4,048
	UBS AG Stamford CT
1,885	7.63%, 08/17/2022	2,071
		73,075
	Food Services - 0.5%
	ARAMARK Holdings Corp.
2,565	8.63%, 05/01/2016 ■Þ	2,626

	Furniture and Related Product Manufacturing - 0.3%
	Masco Corp.
1,430	5.85%, 03/15/2017	1,568
	Tempur-Pedic International, Inc.
410	6.88%, 12/15/2020 ■	436
		2,004
	Health Care and Social Assistance - 8.6%
	Alere, Inc.
3,115	9.00%, 05/15/2016	3,279
	American Renal Holdings, Inc.
2,470	8.38%, 05/15/2018	2,612
	Biomet, Inc.
4,170	6.50%, 08/01/2020 - 10/01/2020 ■	4,274
	Community Health Systems, Inc.
1,675	5.13%, 08/15/2018	1,763
1,985	7.13%, 07/15/2020	2,144
	DaVita, Inc.
1,910	6.63%, 11/01/2020	2,082
	Elan Finance plc
2,500	6.25%, 10/15/2019 ■	2,675
	Exelixis, Inc.
554	4.25%, 08/15/2019 ۞	555
	Fresenius Medical Care U.S. Finance II, Inc.
2,045	5.88%, 01/31/2022 ■	2,234
	HCA Holdings, Inc.
1,735	6.25%, 02/15/2021	1,826
	HCA, Inc.
3,005	7.25%, 09/15/2020	3,336
6,576	7.50%, 11/15/2095	5,869
1,724	8.50%, 04/15/2019	1,918
	Health Management Associates, Inc.
2,562	7.38%, 01/15/2020	2,815
	HealthSouth Corp.
3,299	7.25%, 10/01/2018	3,579
	Hologic, Inc.
662	2.00%, 03/01/2042 ۞	712
310	6.25%, 08/01/2020 ■	333
	Radiation Therapy Services, Inc.
2,021	8.88%, 01/15/2017	2,006
2,500	9.88%, 04/15/2017	1,719

2

The Hartford High Yield Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 93.9% - (continued)
	Health Care and Social Assistance - 8.6% - (continued)
	Savient Pharmaceuticals, Inc.
$2,815	4.75%, 02/01/2018 ۞	$760
	Tenet Healthcare Corp.
1,075	4.50%, 04/01/2021 ■☼	1,058
1,610	4.75%, 06/01/2020 ■	1,620
	Warner Chilcott plc
1,566	7.75%, 09/15/2018	1,691
		50,860
	Information - 17.8%
	Altice Financing S.A.
1,285	7.88%, 12/15/2019 ■	1,380
	Altice Finco S.A.
925	9.88%, 12/15/2020 ■	1,013
	Audatex North America, Inc.
2,265	6.75%, 06/15/2018 ■	2,429
	CSC Holdings, Inc.
2,175	7.63%, 07/15/2018	2,534
	DISH DBS Corp.
1,770	5.00%, 03/15/2023 ■	1,748
3,655	5.88%, 07/15/2022	3,883
3,997	7.88%, 09/01/2019	4,726
	Emdeon, Inc.
1,625	11.00%, 12/31/2019	1,869
	First Data Corp.
1,525	6.75%, 11/01/2020 ■	1,567
4,945	7.38%, 06/15/2019 ■	5,205
2,310	8.25%, 01/15/2021 ■	2,379
1,499	10.55%, 09/24/2015 Þ	1,545
	GCI, Inc.
1,035	6.75%, 06/01/2021	1,004
	Harron Communications L.P.
2,630	9.13%, 04/01/2020 ■	2,886
	Hughes Satellite Systems Corp.
2,300	6.50%, 06/15/2019	2,541
	Inmarsat Finance plc
615	7.38%, 12/01/2017 ■	661
	Intelsat Bermuda Ltd.
6,802	11.50%, 02/04/2017 Þ	7,210
	Intelsat Jackson Holdings S.A.
1,315	7.50%, 04/01/2021	1,427
4,034	8.50%, 11/01/2019	4,478
	InterActiveCorp
1,035	4.75%, 12/15/2022 ■	1,027
	Lawson Software, Inc.
1,780	9.38%, 04/01/2019	2,011
	Level 3 Communications, Inc.
405	8.88%, 06/01/2019 ■	440
	Level 3 Escrow, Inc.
541	8.13%, 07/01/2019	590
	Level 3 Financing, Inc.
1,119	7.00%, 06/01/2020 ■	1,186
4,355	10.00%, 02/01/2018	4,845
	Mediacom LLC
2,460	9.13%, 08/15/2019	2,731
	MetroPCS Wireless, Inc.
1,580	6.63%, 11/15/2020	1,675
3,340	7.88%, 09/01/2018	3,616
	Nara Cable Funding Ltd.
3,290	8.88%, 12/01/2018 ■	3,356
	NCR Corp.
1,750	4.63%, 02/15/2021 ■	1,752
	NII Capital Corp.
1,685	7.63%, 04/01/2021	1,323
	Paetec Holding Corp.
1,361	9.88%, 12/01/2018	1,570
	SBA Communications Corp.
840	5.63%, 10/01/2019 ■	882
	SBA Telecommunications, Inc.
671	5.75%, 07/15/2020 ■	705
	Softbrands, Inc.
1,840	11.50%, 07/15/2018	2,167
	Sprint Nextel Corp.
1,255	7.00%, 03/01/2020 ■	1,456
2,103	9.00%, 11/15/2018 ■	2,602
	Syniverse Holdings, Inc.
3,565	9.13%, 01/15/2019	3,877
	Unitymedia Hessen GmbH & Co.
4,445	5.50%, 01/15/2023 ■	4,534
	UPCB Finance III Ltd.
2,015	6.63%, 07/01/2020 ■	2,151
	UPCB Finance VI Ltd.
1,310	6.88%, 01/15/2022 ■	1,425
	Videotron Ltee
1,651	9.13%, 04/15/2018	1,746
	Wind Acquisition Finance S.A.
1,360	7.25%, 02/15/2018 ■	1,428
	Windstream Corp.
905	6.38%, 08/01/2023 ■	907
2,050	7.50%, 04/01/2023	2,193
1,045	7.75%, 10/15/2020	1,136
	Zayo Group LLC
445	8.13%, 01/01/2020	496
320	10.13%, 07/01/2020	372
		104,684
	Machinery Manufacturing - 1.1%
	Case New Holland, Inc.
4,344	7.88%, 12/01/2017	5,137
	Gibraltar Industries, Inc.
685	6.25%, 02/01/2021 ■	711
	Weekley Homes LLC
395	6.00%, 02/01/2023 ■☼	403
		6,251
	Mining - 2.2%
	American Rock Salt Co. LLC
756	8.25%, 05/01/2018 ■	688
	FMG Resources Pty Ltd.
571	6.00%, 04/01/2017 ■	587
6,019	7.00%, 11/01/2015 ■	6,275
	Peabody Energy Corp.
4,055	6.00%, 11/15/2018	4,248
1,116	6.50%, 09/15/2020	1,174
		12,972
	Miscellaneous Manufacturing - 2.4%
	BE Aerospace, Inc.
1,558	6.88%, 10/01/2020	1,722

3

The Hartford High Yield Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 93.9% - (continued)
	Miscellaneous Manufacturing - 2.4% - (continued)
	DigitalGlobe, Inc
$2,655	5.25%, 02/01/2021 ■	$2,648
	Reynolds Group Issuer, Inc.
2,625	5.75%, 10/15/2020	2,684
850	7.13%, 04/15/2019 Δ	907
1,275	7.88%, 08/15/2019	1,402
	TransDigm Group, Inc.
915	5.50%, 10/15/2020 ■	954
3,645	7.75%, 12/15/2018	4,051
		14,368
	Motor Vehicle and Parts Manufacturing - 1.7%
	American Axle & Manufacturing Holdings, Inc.
1,485	6.63%, 10/15/2022	1,545
	Meritor, Inc.
3,510	10.63%, 03/15/2018	3,729
	Tenneco, Inc.
2,485	7.75%, 08/15/2018	2,715
	TRW Automotive, Inc.
1,220	7.25%, 03/15/2017 ■	1,412
390	8.88%, 12/01/2017 ■	429
		9,830
	Nonmetallic Mineral Product Manufacturing - 1.0%
	Ardagh Packaging Finance plc
340	4.88%, 11/15/2020 ■	338
1,050	7.00%, 11/15/2020 ■	1,058
323	7.38%, 10/15/2017 ■	355
1,987	9.13%, 10/15/2020 ■	2,181
	Silgan Holdings, Inc.
2,050	5.00%, 04/01/2020	2,122
		6,054
	Other Services - 1.1%
	Service Corp. International
990	7.00%, 05/15/2019	1,088
4,565	7.63%, 10/01/2018	5,444
		6,532
	Paper Manufacturing - 0.3%
	Boise Cascade LLC
775	6.38%, 11/01/2020 ■	810
	Clearwater Paper Corp.
540	4.50%, 02/01/2023 ■	536
	P.H. Glatfelter Co.
415	5.38%, 10/15/2020	434
		1,780
	Petroleum and Coal Products Manufacturing - 7.0%
	Antero Resources Finance Corp.
2,745	6.00%, 12/01/2020 ■	2,831
2,555	7.25%, 08/01/2019	2,772
	Chesapeake Energy Corp.
2,911	2.50%, 05/15/2037 ۞	2,831
	Continental Resources, Inc.
2,740	5.00%, 09/15/2022	2,918
	Denbury Resources, Inc.
2,295	4.63%, 07/15/2023 ☼	2,249
	Endeavour International Corp.
1,857	12.00%, 03/01/2018 ■	1,982
	EPE Holding/EP Energy Bond
1,210	8.13%, 12/15/2017 ■	1,222
	Everest Acquisition LLC
405	6.88%, 05/01/2019	438
3,865	9.38%, 05/01/2020	4,329
	Ferrellgas Partners L.P.
2,595	6.50%, 05/01/2021	2,621
	Harvest Operations Corp.
1,336	6.88%, 10/01/2017	1,485
	MEG Energy Corp.
1,175	6.38%, 01/30/2023 ■	1,225
	Newfield Exploration Co.
2,640	5.63%, 07/01/2024	2,838
1,464	5.75%, 01/30/2022	1,610
	Plains Exploration & Production Co.
474	6.75%, 02/01/2022	534
	Range Resources Corp.
1,160	5.00%, 08/15/2022	1,218
1,245	5.75%, 06/01/2021	1,332
	Rosetta Resources, Inc.
2,387	9.50%, 04/15/2018	2,662
	Seadrill Ltd.
2,000	5.63%, 09/15/2017 ■	2,025
	Shelf Drilling Holdings Ltd.
1,940	8.63%, 11/01/2018 ■	2,047
		41,169
	Pipeline Transportation - 2.2%
	El Paso Corp.
2,245	7.00%, 06/15/2017	2,574
365	7.75%, 01/15/2032	429
2,218	7.80%, 08/01/2031	2,588
	Energy Transfer Equity L.P.
1,757	7.50%, 10/15/2020	2,025
	Kinder Morgan Finance Co.
2,025	6.00%, 01/15/2018 ■	2,232
	MarkWest Energy Partners L.P.
700	5.50%, 02/15/2023	739
1,480	6.25%, 06/15/2022	1,606
	NGPL Pipeco LLC
635	7.12%, 12/15/2017 ■	692
		12,885
	Plastics and Rubber Products Manufacturing - 0.6%
	Continental Rubber of America Corp.
2,455	4.50%, 09/15/2019 ■	2,516
	Nortek, Inc.
945	8.50%, 04/15/2021 ■	1,068
		3,584
	Primary Metal Manufacturing - 0.3%
	Novelis, Inc.
1,608	8.75%, 12/15/2020	1,817

	Printing and Related Support Activities - 0.4%
	Quebecor Media, Inc.
2,375	5.75%, 01/15/2023 ■	2,488

	Professional, Scientific and Technical Services - 1.0%
	Lamar Media Corp.
1,035	7.88%, 04/15/2018	1,135

4

The Hartford High Yield Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 93.9% - (continued)
	Professional, Scientific and Technical Services - 1.0% - (continued)
	SunGard Data Systems, Inc.
$710	6.63%, 11/01/2019 ■	$733
2,615	7.38%, 11/15/2018	2,778
1,075	7.63%, 11/15/2020	1,172
		5,818
	Real Estate, Rental and Leasing - 4.6%
	Air Lease Corp.
1,140	4.75%, 03/01/2020 ☼	1,129
3,751	5.63%, 04/01/2017	3,957
	Ashtead Capital, Inc.
285	6.50%, 07/15/2022 ■	309
	HDTFS, Inc.
890	5.88%, 10/15/2020 ■	946
580	6.25%, 10/15/2022 ■	629
	International Lease Finance Corp.
3,380	5.75%, 05/15/2016	3,636
6,990	5.88%, 04/01/2019 - 08/15/2022	7,540
1,220	6.25%, 05/15/2019	1,348
2,270	8.88%, 09/01/2017	2,733
	Realogy Corp.
1,282	7.63%, 01/15/2020 ■	1,455
	United Rental Financing Escrow Corp.
377	7.38%, 05/15/2020	415
	United Rentals North America, Inc.
1,393	5.75%, 07/15/2018	1,497
925	6.13%, 06/15/2023	990
375	7.63%, 04/15/2022	418
		27,002
	Retail Trade - 3.5%
	99 Cents Only Stores
2,510	11.00%, 12/15/2019	2,877
	AmeriGas Partners L.P.
2,266	6.25%, 08/20/2019	2,402
	Building Materials Corp.
2,001	7.50%, 03/15/2020 ■	2,191
	GRD Holding III Corp.
2,560	10.75%, 06/01/2019 ■	2,662
	JC Penney Corp., Inc.
695	5.65%, 06/01/2020	578
270	6.38%, 10/15/2036	205
345	7.13%, 11/15/2023	291
1,770	7.40%, 04/01/2037	1,489
185	7.95%, 04/01/2017	176
	Michaels Stores, Inc.
2,885	7.75%, 11/01/2018	3,155
	PC Merger Sub, Inc.
2,395	8.88%, 08/01/2020 ■	2,587
	Sally Holdings LLC
985	5.75%, 06/01/2022	1,042
985	6.88%, 11/15/2019	1,088
		20,743
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Revlon Consumer Products Corp.
2,435	9.75%, 11/15/2015	2,569

	Transportation Equipment Manufacturing - 0.4%
	Huntington Ingalls Industries, Inc.
2,065	7.13%, 03/15/2021	2,271

	Utilities - 1.8%
	AES (The) Corp.
2,915	8.00%, 10/15/2017	3,367
1,636	9.75%, 04/15/2016 ‡	1,947
	Calpine Corp.
2,182	7.88%, 01/15/2023 ■	2,411
	Dolphin Subsidiary II, Inc.
990	7.25%, 10/15/2021	1,067
	Texas Competitive Electric Co.
1,960	11.50%, 10/01/2020 ■	1,548
		10,340
	Water Transportation - 0.5%
	ACL I Corp.
2,766	10.63%, 02/15/2016 Þ	2,672

	Wholesale Trade - 0.5%
	J.M. Huber Corp.
2,370	9.88%, 11/01/2019 ■	2,654

	Total corporate bonds
	(cost $526,699)	$551,923

SENIOR FLOATING RATE INTERESTS ♦ - 2.7%
	Finance and Insurance - 0.7%
	Asurion Corp., 2nd Lien Term Loan
$676	9.00%, 05/24/2019	$696
	Asurion Corp., Term Loan
1,616	5.50%, 05/24/2018	1,631
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
1,879	4.20%, 11/29/2013	1,842
		4,169
	Health Care and Social Assistance - 0.1%
	Hologic, Inc.
557	4.50%, 08/01/2019	564

	Information - 0.2%
	Alcatel-Lucent
1,400	06/29/2016 - 01/24/2019 ◊☼	1,415
		1,415
	Mining - 0.5%
	Arch Coal, Inc.
2,657	5.75%, 05/16/2018	2,724

	Retail Trade - 0.6%
	EB Sports Corp.
3,694	11.50%, 12/31/2015 Þ	3,685

	Utilities - 0.6%
	Texas Competitive Electric Holdings Co. LLC
5,000	4.74%, 10/10/2017	3,298

	Total senior floating rate interests
	(cost $15,431)	$15,855

5

The Hartford High Yield Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 0.1%
	Energy - 0.1%
104,555	KCA Deutag ⌂●†	$600

	Software and Services - 0.0%
16	Stratus Technologies, Inc. ⌂●†	77

	Total common stocks
	(cost $1,417)	$677

PREFERRED STOCKS - 1.1%
	Diversified Financials - 1.1%
84	Citigroup Capital XIII	$2,352
159	GMAC Capital Trust I ۞	4,252
		6,604
	Software and Services - 0.0%
4	Stratus Technologies, Inc. ⌂†	64

	Total preferred stocks
	(cost $5,926)	$6,668

	Total long-term investments (cost $550,389)	$575,123

SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,042, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $1,063)
$1,042	0.16%, 01/31/2013	$1,042
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $776, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%,
	2042, value of $791)
775	0.16%, 01/31/2013	775
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $466, collateralized by U.S. Treasury Note 0.25%, 2015, value of $475)
466	0.13%, 01/31/2013	466
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,040, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $1,060)
1,040	0.13%, 01/31/2013	1,040
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $711, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $726)
711	0.17%, 01/31/2013	711

	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,739, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $1,774)
1,739	0.13%, 01/31/2013		1,739
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,223, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $1,248)
1,223	0.15%, 01/31/2013		1,223
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $20, collateralized by U.S. Treasury Note 0.63%, 2017, value of $20)
20	0.12%, 01/31/2013		20
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $177, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $180)
177	0.15%, 01/31/2013		177
			7,193
	Total short-term investments
	(cost $7,193)		$7,193

	Total investments
	(cost $557,582) ▲	99.0%	$582,316
	Other assets and liabilities	1.0%	5,942
	Total net assets	100.0%	$588,258

6

The Hartford High Yield Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $558,437 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28,111
Unrealized Depreciation	(4,232)
Net Unrealized Appreciation	$23,879

†

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the

Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $741, which represents 0.1% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2013.

■

Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $183,482, which represents 31.2% of total net assets.

۞	Convertible security.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $6,458 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $760 was received from broker(s) as collateral in connection with swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	104,555	KCA Deutag	$1,417
03/2010 - 07/2010	4	Stratus Technologies, Inc. Preferred	–
03/2010 - 07/2010	16	Stratus Technologies, Inc.	–

At January 31, 2013, the aggregate value of these securities was $741, which represents 0.1% of total net assets.

Þ	This security may pay interest in additional principal instead of cash.

7

The Hartford High Yield Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Sell protection:
CDX.NA.HY.19	BOA	$14,320	5.00%	12/20/17	$349	$338	$(11)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Sell	02/20/2013	BCLY	$948	$937	$11

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC

Currency Abbreviations:
CAD	Canadian Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

8

The Hartford High Yield Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality

as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Baa / BBB	1.1%
Ba / BB	32.9
B	42.6
Caa / CCC or Lower	16.9
Unrated	3.1
Non-Debt Securities and Other Short-Term Instruments	2.4
Other Assets & Liabilities	1.0
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	677	–	–	677
Corporate Bonds	551,923	–	551,923	–
Preferred Stocks	6,668	6,604	–	64
Senior Floating Rate Interests	15,855	–	15,855	–
Short-Term Investments	7,193	–	7,193	–
Total	$582,316	$6,604	$574,971	$741
Foreign Currency Contracts *	11	–	11	–
Total	$11	$–	$11	$–
Liabilities:
Credit Default Swaps *	11	–	11	–
Total	$11	$–	$11	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

9

The Hartford High Yield Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Common Stocks	878	—	(201	)†	—	—	—	—	—	677
Preferred Stocks	63	—	1	‡	—	—	—	—	—	64
Total	$941	$—	$(200)		$—	$—	$—	$—	$—	$741

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(201).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $1.

10

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 3.4%
	Accommodation and Food Services - 0.0%
	Pilot Travel Centers LLC
$224	4.25%, 08/07/2019	$227

	Administrative Waste Management and Remediation - 0.0%
	ADS Waste Holdings, Inc.
720	5.25%, 10/09/2019	726

	Air Transportation - 0.1%
	AWAS Finance Luxembourg S.aár.l.
387	4.75%, 07/16/2018	390
	Delta Air Lines, Inc.
260	5.25%, 10/18/2018	263
	Delta Air Lines, Inc., Term Loan
2,481	5.50%, 04/20/2017	2,504
		3,157
	Apparel Manufacturing - 0.0%
	PVH Corp.
510	12/31/2019 ◊☼	514

	Arts, Entertainment and Recreation - 0.0%
	Penn National Gaming, Inc.
434	3.75%, 07/16/2018	436

	Chemical Manufacturing - 0.1%
	DuPont Performance Coatings, Inc.
100	01/31/2020 ◊☼	101
	Ineos US Finance LLC
1,320	6.50%, 05/04/2018	1,349
		1,450
	Computer and Electronic Product Manufacturing - 0.1%
	Freescale Semiconductor, Inc.
2,000	4.46%, 12/01/2016	2,001
	Spectrum Brands Holdings, Inc.
160	4.50%, 12/17/2019	162
		2,163
	Educational Services - 0.0%
	Bright Horizons Family Solutions, Inc.
260	01/23/2020 ◊☼	262

	Finance and Insurance - 0.3%
	Asurion Corp., Term Loan
2,755	5.50%, 05/24/2018	2,781
	Chrysler Group LLC
978	6.00%, 05/24/2017	996
	Nuveen Investments, Inc.
500	5.76%, 05/13/2017	505
	Ocwen Financial Corp.
215	01/31/2018 ◊☼	218
	RPI Finance Trust
2,379	4.00%, 11/09/2018	2,407
		6,907
	Food Manufacturing - 0.0%
	Pinnacle Foods Finance LLC
958	4.75%, 10/17/2018	972

	Food Services - 0.0%
	Wendy's International, Inc.
1,197	4.51%, 05/15/2019	1,210

	Health Care and Social Assistance - 0.6%
	Alkermes, Inc.
374	4.50%, 09/25/2019	378
	Aptalis Pharma, Inc.
2,217	5.50%, 02/10/2017	2,234
	Bausch & Lomb, Inc.
1,318	5.25%, 05/17/2019	1,331
	DaVita, Inc.
455	4.00%, 11/01/2019	460
	HCA, Inc., Tranche B-3 Term Loan
2,000	3.45%, 05/01/2018	2,012
	Health Management Associates, Inc.
1,985	4.50%, 11/16/2018	2,001
	Hologic, Inc.
1,269	4.50%, 08/01/2019	1,283
	IMS Health, Inc.
244	4.50%, 08/26/2017	245
	Jazz Pharmaceuticals, Inc.
288	5.25%, 06/12/2018	290
	MultiPlan, Inc.
1,743	4.75%, 08/26/2017	1,752
	Truven Health Analytics, Inc.
498	5.75%, 06/06/2019	503
	Warner Chilcott Corp., Term Loan B-1
196	4.25%, 03/15/2018	198
	Warner Chilcott Corp., Term Loan B-2
61	4.25%, 03/15/2018	61
	Warner Chilcott Corp., Term Loan B-3
135	4.25%, 03/15/2018	136
	Warner Chilcott plc
74	4.25%, 03/15/2018	75
		12,959
	Information - 0.9%
	Charter Communications Operating LLC
2,600	4.00%, 05/15/2019	2,636
	Emdeon, Inc.
457	5.00%, 11/02/2018	462
	First Data Corp.
515	09/27/2018 ◊☼	515
	Gray Television, Inc.
337	4.75%, 10/12/2019	343
	Kronos, Inc.
1,050	5.50%, 10/30/2019	1,059
	Lawson Software, Inc.
1,348	5.25%, 04/05/2018	1,366
	Level 3 Financing, Inc.
401	4.75%, 08/01/2019	405
640	5.25%, 08/01/2019	649
	MetroPCS Wireless, Inc., Term Loan B3
2,382	4.00%, 03/17/2018	2,394
	MISYS plc
1,751	7.25%, 12/12/2018	1,774
	Nine Entertainment Group Ltd
370	12/31/2019 ◊☼	370
	Rovi Solutions Corp.
1,327	4.00%, 03/29/2019	1,337
	Syniverse Holdings, Inc.
1,522	5.00%, 04/23/2019	1,540
	Telesat Canada
4,379	4.25%, 03/28/2019	4,417
	Windstream Corp.
140	01/23/2020 ◊☼	141

1

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 3.4% - (continued)
	Information - 0.9% - (continued)
	Zayo Group LLC
$1,125	5.25%, 07/02/2019	$1,140
		20,548
	Mining - 0.1%
	Arch Coal, Inc.
1,209	5.75%, 05/16/2018	1,240
	Fortescue Metals Group Ltd.
1,027	5.25%, 10/18/2017	1,040
		2,280
	Miscellaneous Manufacturing - 0.1%
	DigitalGlobe, Inc.
595	01/24/2020 ◊☼	602
	Reynolds Group Holdings, Inc.
1,097	4.75%, 09/28/2018	1,113
	TransDigm Group, Inc.
137	4.00%, 02/14/2017	138
		1,853
	Motor Vehicle and Parts Manufacturing - 0.1%
	Allison Transmission, Inc.
690	2.71%, 08/07/2014	692
926	4.25%, 08/23/2019	938
		1,630
	Other Services - 0.1%
	Rexnord LLC
2,633	4.50%, 04/01/2018	2,657

	Petroleum and Coal Products Manufacturing - 0.1%
	Plains Exploration & Production Co.
721	4.00%, 11/30/2019	723
	Samson Investment Co.
510	6.00%, 09/25/2018	517
		1,240
	Pipeline Transportation - 0.1%
	EP Energy LLC
1,250	5.00%, 05/24/2018	1,263

	Plastics and Rubber Products Manufacturing - 0.1%
	Goodyear (The) Tire & Rubber Co.
2,000	4.75%, 04/30/2019	2,022

	Primary Metal Manufacturing - 0.0%
	Novelis, Inc.
389	4.00%, 03/10/2017	393

	Professional, Scientific and Technical Services - 0.0%
	Getty Images, Inc.
865	4.75%, 10/18/2019	874

	Real Estate, Rental and Leasing - 0.0%
	Delos Aircraft, Inc.
400	4.75%, 04/12/2016	402

	Retail Trade - 0.2%
	Armstrong World Industries, Inc.
1,699	4.00%, 03/10/2018	1,714
	FGI Operating Co. LLC
465	5.50%, 04/19/2019	460
	Michaels Stores, Inc.
420	3.75%, 01/28/2020	423
	Weight Watchers International, Inc.
3,241	4.00%, 03/15/2019	3,277
		5,874
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Yankee (The) Candle Co., Inc.
1,419	5.25%, 04/02/2019	1,433

	Utilities - 0.3%
	Calpine Corp.
1,222	4.50%, 10/09/2019	1,237
	Energy Transfer Equity L.P.
4,445	3.75%, 03/24/2017	4,483
	LSP Madison Funding LLC
495	5.83%, 06/28/2019	499
		6,219
	Total senior floating rate interests
	(cost $78,247)	$79,671

U.S. GOVERNMENT AGENCIES - 0.0%
	FNMA - 0.0%
$4	9.75%, 07/01/2020	$4
3	10.50%, 12/01/2018	2
–	11.50%, 07/01/2015	–
		6
	GNMA - 0.0%
4	11.00%, 12/20/2015 - 12/20/2018	4

	Total U.S. government agencies
	(cost $11)	$10

U.S. GOVERNMENT SECURITIES - 98.7%
U.S. Treasury Securities - 98.7%
	U.S. Treasury Bonds - 29.4%
$63,616	0.75%, 02/15/2042 ◄	$68,669
68,335	1.75%, 01/15/2028 ◄	95,653
49,455	2.00%, 01/15/2026 ◄	74,274
56,641	2.13%, 02/15/2040 - 02/15/2041 ◄╦	85,740
92,010	2.38%, 01/15/2025 - 01/15/2027 ◄	148,099
59,485	2.50%, 01/15/2029 ◄	89,568
5,000	3.63%, 04/15/2028 ◄	11,120
50,825	3.88%, 04/15/2029 ◄‡	115,913
		689,036

2

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 98.7% - (continued)
U.S. Treasury Securities - 98.7% - (continued)
	U.S. Treasury Notes - 69.3%
$520,240	0.13%, 04/15/2016 - 01/15/2023 ◄		$569,012
76,125	0.50%, 04/15/2015 ◄		85,066
118,075	0.63%, 07/15/2021 ◄		136,674
100,375	1.13%, 01/15/2021 ◄		123,629
77,215	1.25%, 07/15/2020 ◄		96,541
139,430	1.38%, 07/15/2018 - 01/15/2020 ◄		174,879
65,900	1.63%, 01/15/2015 - 01/15/2018 ◄		84,601
88,000	1.88%, 07/15/2015 - 07/15/2019 ◄		114,847
99,180	2.00%, 01/15/2014 - 01/15/2016 ◄		128,450
44,330	2.13%, 01/15/2019 ◄		57,810
35,625	2.38%, 01/15/2017 ◄		47,463
			1,618,972
			2,308,008
	Total U.S. government securities
	(cost $2,182,595)		$2,308,008

	Total long-term investments		$2,387,689
	(cost $2,260,853)

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $506, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $516)
$506	0.16%, 01/31/2013		$506
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $376, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA
0.76% - 6.11%, 2016 - 2037, GNMA
	3.50%, 2042, value of $384)
376	0.16%, 01/31/2013		376
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $226, collateralized by U.S. Treasury Note 0.25%, 2015, value of $231)
226	0.13%, 01/31/2013		226
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $505, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $515)
504	0.13%, 01/31/2013		504
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $345, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $352)
345	0.17%, 01/31/2013		345
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $844, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $861)
844	0.13%, 01/31/2013		844
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $594, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $606)
594	0.15%, 01/31/2013		594
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $10, collateralized by U.S. Treasury Note 0.63%, 2017, value of $10)
10	0.12%, 01/31/2013		10
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $86, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $87)
86	0.15%, 01/31/2013		86
			3,491
	Total short-term investments
	(cost $3,491)		$3,491

	Total investments
	(cost $2,264,344) ▲	102.2%	$2,391,180
	Other assets and liabilities	(2.2)%	(50,487)
	Total net assets	100.0%	$2,340,693

3

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $2,265,365 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$127,249
Unrealized Depreciation	(1,434)
Net Unrealized Appreciation	$125,815

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2013.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,697 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Interest Rate Swap Contracts Outstanding at January 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.50% Fixed	CPURNSA 231.37	75,000	12/13/13	$–	$12	$12
BCLY	1.87% Fixed	CPURNSA 231.36	98,150	12/17/14	–	101	101
CSI	2.48% Fixed	CPURNSA 230.54	93,475	01/23/18	–	291	291
					$–	$404	$404

* Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CSI	Credit Suisse International

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

4

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Baa / BBB	0.1%
Ba / BB	2.0
B	1.3
Unrated	0.0
U.S. Government Agencies and Securities	98.7
Non-Debt Securities and Other Short-Term Instruments	0.1
Other Assets & Liabilities	(2.2)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

5

The Hartford Inflation Plus Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Senior Floating Rate Interests	79,671	–	79,671	–
U.S. Government Agencies	10	–	10	–
U.S. Government Securities	2,308,008	457,370	1,850,638	–
Short-Term Investments	3,491	–	3,491	–
Total	$2,391,180	$457,370	$1,933,810	$–
Interest Rate Swaps *	404	–	404	–
Total	$404	$–	$404	$–

♦	For the three-month period ended January 31, 2013, investments valued at $1,842 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford International Growth Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9%
	Australia - 1.1%
196	Transurban Group	$1,248

	Austria - 0.7%
12	Andritz AG	805

	Belgium - 1.4%
20	Anheuser-Busch InBev N.V.	1,721

	Brazil - 2.3%
77	BR Properties S.A.	1,004
18	Cia de Saneamento Basico do Estado de Sao Paulo	829
40	Totvs S.A.	865
		2,698
	Canada - 4.5%
11	Alimentation Couche-Tard, Inc. Class B	528
24	Barrick Gold Corp.	751
87	CAE, Inc.	939
47	Methanex Corp.	1,702
105	Trican Well Service Ltd.	1,437
		5,357
	China - 1.2%
159	Great Wall Motor Co., Ltd.	647
1,207	Greatview Aseptic Packaging Co., Ltd.	732
		1,379
	Colombia - 1.0%
63	Almacenes Exito S.A.	1,194

	Denmark - 3.1%
75	DSV A/S	1,924
9	Novo Nordisk A/S	1,727
		3,651
	Finland - 2.4%
11	Kone Oyj Class B	947
30	Outotec Oyj	1,860
		2,807
	France - 8.2%
18	Cie Generale d'Optique Essilor International S.A.	1,850
53	Club Mediterranee S.A. ●	1,011
8	Dassault Systemes S.A.	874
24	Edenred	784
39	Safran S.A.	1,777
10	Sanofi-Aventis S.A.	1,008
57	Scor SE	1,641
7	Zodiac Aerospace	786
		9,731
	Germany - 6.8%
18	Adidas AG	1,645
7	Brenntag AG	984
13	Hannover Rueckversicherung AG	1,068
7	Hugo Boss AG	777
9	MTU Aero Engines Holdings AG	887
21	SAP AG	1,755
40	United Internet AG	935
		8,051
	Hong Kong - 5.4%
272	AIA Group Ltd.	1,083
66	ASM Pacific Technology Ltd.	835
964	Guangdong Investment Ltd.	800
832	Samsonite International S.A.	1,811
222	Sands China Ltd. §	1,120
378	Techtronic Industries Co., Ltd.	765
		6,414
	India - 2.0%
60	HCL Technologies Ltd.	784
55	HDFC Bank Ltd.	664
168	ITC Ltd.	974
		2,422
	Indonesia - 0.6%
141	PT Gudang Garam Tbk	748

	Ireland - 1.8%
125	Experian plc	2,136

	Israel - 1.2%
36	Teva Pharmaceutical Industries Ltd. ADR	1,373

	Italy - 0.7%
32	Salvatore Ferragamo Italia S.p.A.	825

	Japan - 6.1%
70	Bridgestone Corp.	1,832
47	Daiichi Sankyo Co., Ltd.	796
24	IBJ Leasing Co., Ltd.	655
42	Japan Tobacco, Inc.	1,314
54	Shionogi & Co., Ltd.	962
481	Taiheyo Cement Corp.	1,310
43	Yusen Logistics Co. Ltd.	421
		7,290
	Malaysia - 0.4%
588	AirAsia Berhad	525

	Mexico - 0.5%
229	Alfa S.A.B. de C.V.	553

	Netherlands - 1.9%
15	ASML Holding N.V.	1,094
17	Heineken N.V.	1,182
		2,276
	Norway - 0.7%
38	Telenor ASA	847

	Panama - 1.2%
13	Copa Holdings S.A. Class A	1,422

	Philippines - 1.2%
1,985	Ayala Land, Inc.	1,415

	South Africa - 0.5%
82	Discovery Holdings Ltd.	607

1

The Hartford International Growth Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	South Korea - 2.0%
2	Samsung Electronics Co., Ltd.	$2,384

	Sweden - 2.9%
19	Assa Abloy Ab	719
47	Electrolux Ab Series B	1,235
25	Getinge AB Class B	777
19	Hennes & Mauritz Ab	706
		3,437
	Switzerland - 7.2%
18	Cie Financiere Richemont S.A.	1,493
20	Nestle S.A.	1,392
5	Partners Group	1,102
12	Roche Holding AG	2,716
2	Swatch Group AG	892
13	Swiss Re Ltd.	933
		8,528
	Taiwan - 1.2%
193	Delta Electronics, Inc.	699
227	Taiwan Semiconductor Manufacturing Co., Ltd.	778
		1,477
	Thailand - 1.3%
585	Bank of Ayudhya plc	652
128	Kasikornbank PCL	854
		1,506
	Turkey - 0.6%
151	Turkiye Garanti Bankasi A.S.	756

	United Kingdom - 25.3%
187	Aberdeen Asset Management plc	1,194
186	Arm Holdings plc	2,542
44	Babcock International Group plc	719
47	BG Group plc	842
53	Burberry Group plc	1,147
71	Capita plc	883
184	Compass Group plc	2,226
56	Diageo Capital plc	1,666
15	Ensco plc	925
33	Fresnillo plc	859
36	Imperial Tobacco Group plc	1,356
15	Intertek Group plc	743
61	Jardine Lloyd Thompson Group plc	764
50	Lancashire Holdings Ltd.	653
111	National Grid plc	1,213
17	Next plc	1,083
59	Persimmon plc	786
80	Prudential plc	1,217
205	Rolls-Royce Holdings plc	3,079
17	Spectris plc	605
47	Standard Chartered plc	1,257
45	Unilever plc	1,839
45	Virgin Media, Inc.	1,765
37	Xstrata plc	693
		30,056
	United States - 1.5%
26	Amdocs Ltd.	910
15	Covidien plc	929
		1,839
	Total common stocks
	(cost $97,637)	$117,478

	Total long-term investments (cost $97,637)	$117,478

SHORT-TERM INVESTMENTS - 2.4%
	Repurchase Agreements - 2.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $415, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $424)
$415	0.16%, 01/31/2013	$415
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $309, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $315)
309	0.16%, 01/31/2013	309
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $186, collateralized by U.S. Treasury Note 0.25%, 2015, value of $189)
186	0.13%, 01/31/2013	186
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $414, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $423)
414	0.13%, 01/31/2013	414
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $284, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $289)
284	0.17%, 01/31/2013	284
	RBS Securities Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $693, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $707)
693	0.13%, 01/31/2013	693
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $488, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $497)
488	0.15%, 01/31/2013	488
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $8, collateralized by U.S. Treasury Note 0.63%, 2017, value of $8)
8	0.12%, 01/31/2013	8

2

The Hartford International Growth Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.4% - (continued)
	Repurchase Agreements - 2.4% - (continued)
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $70, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $72)
$70	0.15%, 01/31/2013		$70
			2,867
	Total short-term investments
	(cost $2,867)		$2,867

	Total investments
	(cost $100,504) ▲	101.3%	$120,345
	Other assets and liabilities	(1.3)%	(1,539)
	Total net assets	100.0%	$118,806

3

The Hartford International Growth Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $100,761 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$21,530
Unrealized Depreciation	(1,946)
Net Unrealized Appreciation	$19,584

●	Non-income producing.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $1,120, which represents 0.9% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Buy	02/01/2013	CSFB	$783	$783	$–
HKD	Sell	02/04/2013	JPM	646	646	–
JPY	Buy	02/05/2013	JPM	1,320	1,312	(8)
						$(8)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CSFB	Credit Suisse First Boston Corp.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	EURO
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

4

The Hartford International Growth Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Diversification by Industry
as of January 31, 2013
Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	2.1%
Banks (Financials)	3.5
Capital Goods (Industrials)	11.2
Commercial and Professional Services (Industrials)	4.4
Consumer Durables and Apparel (Consumer Discretionary)	9.6
Consumer Services (Consumer Discretionary)	3.7
Diversified Financials (Financials)	2.5
Energy (Energy)	2.7
Food and Staples Retailing (Consumer Staples)	1.4
Food, Beverage and Tobacco (Consumer Staples)	10.3
Health Care Equipment and Services (Health Care)	3.0
Insurance (Financials)	6.7
Materials (Materials)	5.1
Media (Consumer Discretionary)	1.5
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	7.2
Real Estate (Financials)	2.0
Retailing (Consumer Discretionary)	1.5
Semiconductors and Semiconductor Equipment (Information Technology)	6.4
Software and Services (Information Technology)	5.2
Technology Hardware and Equipment (Information Technology)	1.1
Telecommunication Services (Services)	0.7
Transportation (Industrials)	4.7
Utilities (Utilities)	2.4
Short-Term Investments	2.4
Other Assets and Liabilities	(1.3)
Total	100.0%

5

The Hartford International Growth Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$1,248	$–	$1,248	$–
Austria	805	–	805	–
Belgium	1,721	–	1,721	–
Brazil	2,698	2,698	–	–
Canada	5,357	5,357	–	–
China	1,379	–	1,379	–
Colombia	1,194	1,194	–	–
Denmark	3,651	–	3,651	–
Finland	2,807	–	2,807	–
France	9,731	1,011	8,720	–
Germany	8,051	–	8,051	–
Hong Kong	6,414	–	6,414	–
India	2,422	–	2,422	–
Indonesia	748	–	748	–
Ireland	2,136	–	2,136	–
Israel	1,373	1,373	–	–
Italy	825	–	825	–
Japan	7,290	–	7,290	–
Malaysia	525	–	525	–
Mexico	553	553	–	–
Netherlands	2,276	–	2,276	–
Norway	847	–	847	–
Panama	1,422	1,422	–	–
Philippines	1,415	–	1,415	–
South Africa	607	–	607	–
South Korea	2,384	–	2,384	–
Sweden	3,437	–	3,437	–
Switzerland	8,528	–	8,528	–
Taiwan	1,477	–	1,477	–
Thailand	1,506	–	1,506	–
Turkey	756	–	756	–
United Kingdom	30,056	2,690	27,366	–
United States	1,839	1,839	–	–
Total	117,478	18,137	99,341	–
Short-Term Investments	2,867	–	2,867	–
Total	$120,345	$18,137	$102,208	$–
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	8	–	8	–
Total	$8	$–	$8	$–

♦	For the three-month period ended January 31, 2013, investments valued at $874 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.4%
	Australia - 2.2%
1,376	Transurban Group	$8,755
1,207	Westfield Group REIT	14,087
		22,842
	Austria - 0.7%
226	Erste Group Bank AG	7,608

	Belgium - 0.7%
133	Umicore S.A.	6,934

	Brazil - 1.6%
450	Banco Santander Brasil S.A.	3,337
507	BR Malls Participacoes S.A.	6,557
110	BR Properties S.A.	1,424
39	Localiza Rent a Car S.A.	722
194	Mills Estruturas e Servicos de Engenharia S.A.	3,264
174	Raia Drogasil S.A.	1,940
		17,244
	Canada - 5.6%
286	Canadian National Railway Co.	27,412
104	MEG Energy Corp. ●	3,548
27	MEG Energy Corp. ■●	933
355	Suncor Energy, Inc.	12,073
318	Tim Hortons, Inc.	15,919
		59,885
	China - 3.0%
11,413	China Construction Bank	9,845
4,774	China Pacific Insurance Co., Ltd.	18,657
1,320	Shandong Weigao Group Medical Polymer Co., Ltd.	1,275
560	Sinopharm Medicine Holding Co., Ltd.	1,715
		31,492
	Finland - 0.4%
104	Nokian Rendaat Oyj	4,465

	France - 14.7%
262	Accor S.A.	10,226
199	Air Liquide	25,415
1,163	AXA S.A.	21,540
80	BNP Paribas	5,047
52	Bureau Veritas S.A.	6,255
102	Cie Generale d'Optique Essilor International S.A.	10,374
89	Groupe Danone	6,159
148	Pernod-Ricard S.A.	18,478
165	Renault S.A.	9,915
429	Rexel S.A.	9,122
233	Safran S.A.	10,721
97	Unibail-Rodamco SE REIT	22,865
		156,117
	Germany - 1.9%
39	Brenntag AG	5,536
18	Continental AG	2,077
226	Deutsche Wohnen A.G.	4,356
100	GSW Immobilien AG	4,281
488	Infineon Technologies AG	4,404
		20,654
	Hong Kong - 6.4%
4,042	AIA Group Ltd.	16,080
1,134	ENN Energy Holdings Ltd.	5,433
9,812	Legend Holdings Ltd.	10,220
911	Link (The) REIT	4,734
616	Sands China Ltd. §	3,110
826	Shanghai Fosun Parmaceutical Co., Ltd. ●	1,238
2,979	Shangri-La Asia Ltd.	7,049
5,220	Skyworth Digital Holdings Ltd.	3,175
918	Sun Hung Kai Properties Ltd.	15,086
1,527	Zhongsheng Group Holdings Ltd.	2,284
		68,409
	India - 1.1%
520	Bharti Infratel Ltd. ●	1,998
1,122	ITC Ltd.	6,490
81	United Spirits Ltd.	2,755
		11,243
	Ireland - 1.3%
626	CRH plc	13,487

	Israel - 0.6%
170	Teva Pharmaceutical Industries Ltd. ADR	6,462

	Italy - 5.4%
5,647	Intesa Sanpaolo	11,511
2,406	Mediaset S.p.A.	6,321
67	Saipem S.p.A.	1,900
5,919	Snam S.p.A.	29,914
1,287	Unicredit S.p.A.	8,309
		57,955
	Japan - 10.8%
214	Daiichi Sankyo Co., Ltd.	3,620
174	Daito Trust Construction Co., Ltd.	17,140
236	Eisai Co., Ltd.	10,327
266	FamilyMart Co., Ltd.	10,669
77	Fanuc Corp.	11,985
288	Fuji Heavy Industries Ltd.	3,895
171	Honda Motor Co., Ltd.	6,460
2,715	Mitsubishi UFJ Financial Group, Inc.	15,438
144	Mitsui Fudosan Co., Ltd.	3,292
567	Nomura Holdings, Inc.	3,244
455	Rakuten, Inc.	4,155
163	SoftBank Corp.	5,819
232	Tokio Marine Holdings, Inc.	6,837
2,764	Toshiba Corp.	12,307
		115,188
	Luxembourg - 1.6%
993	ArcelorMittal	17,032

	Malaysia - 0.2%
2,596	AirAsia Berhad	2,321

	Mexico - 0.5%
1,248	Fibra Uno Administracion S.A. REIT ☼	3,902
687	Macquarie Mexico Real Estate Management S.A. de C.V. REIT ●	1,600
		5,502

1

The Hartford International Opportunities Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 93.4% - (continued)
	Netherlands - 1.0%
51	ASML Holding N.V.	$3,865
287	Yandex N.V. ●	6,953
		10,818
	Norway - 0.4%
139	Algeta ASA ●	4,266

	Poland - 0.2%
105	Alior Bank S.A. ●	2,442

	Portugal - 1.4%
1,686	Banco Espirito Santo S.A. ●	2,391
385	Galp Energia SGPS S.A.	6,260
1,069	Portugal Telecom SGPS S.A.	6,242
		14,893
	Russia - 0.5%
360	Sberbank ADR	5,307

	South Korea - 0.6%
4	Samsung Electronics Co., Ltd.	5,931

	Spain - 3.3%
1,004	Banco Bilbao Vizcaya Argentaria S.A.	9,984
526	Repsol S.A.	11,721
960	Telefonica S.A.	13,897
		35,602
	Sweden - 3.1%
408	Assa Abloy Ab	15,254
459	SKF AB Class B	11,395
399	Volvo AB Class B	5,912
		32,561
	Switzerland - 9.4%
68	Cie Financiere Richemont S.A.	5,586
297	Credit Suisse Group AG	8,772
8	Givaudan	8,711
399	Julius Baer Group Ltd.	16,289
9	Partners Group	2,091
177	Roche Holding AG	39,204
102	Swiss Re Ltd.	7,556
708	UBS AG	12,303
		100,512
	Taiwan - 0.9%
2,760	Taiwan Semiconductor Manufacturing Co., Ltd.	9,458

	United Kingdom - 13.1%
717	Aberdeen Asset Management plc	4,575
1,199	BG Group plc	21,279
366	BHP Billiton plc	12,546
2,387	BP plc ‡	17,668
842	Direct Line Insurance Group plc ●	2,977
105	Ensco plc	6,671
547	Imperial Tobacco Group plc	20,351
8,480	Lloyds Banking Group plc ●	6,941
1,087	National Grid plc	11,905
581	NMC Health plc ●	2,303
1,211	Rexam plc	9,005
1,278	Rexam plc - Rights ⌂●†	912
1,468	Rolls-Royce Holdings plc	22,044
		139,177
	United States - 0.8%
222	Carnival Corp.	8,580

	Total common stocks
	(cost $890,180)	$994,387

PREFERRED STOCKS - 1.2%
	Germany - 1.2%
51	Volkswagen AG N.V.	$12,551

	Total preferred stocks
	(cost $11,983)	$12,551

WARRANTS - 0.3%
	Colombia - 0.3%
538	Cemex AP Generis ⌂■	$3,962

	Total warrants
	(cost $3,634)	$3,962

	Total long-term investments
	(cost $905,797)	$1,010,900

SHORT-TERM INVESTMENTS - 8.1%
	Repurchase Agreements - 8.1%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $12,443, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $12,692)
$12,443	0.16%, 01/31/2013	$12,443
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $9,261, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $9,446)
9,261	0.16%, 01/31/2013	9,261
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $5,562, collateralized by U.S. Treasury Note 0.25%, 2015, value of $5,673)
5,562	0.13%, 01/31/2013	5,562
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $12,414, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $12,662)
12,414	0.13%, 01/31/2013	12,414

2

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 8.1% - (continued)
	Repurchase Agreements - 8.1% - (continued)
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $8,495, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $8,665)
$8,495	0.17%, 01/31/2013		$8,495
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $20,764, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $21,180)
20,764	0.13%, 01/31/2013		20,764
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $14,607, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $14,899)
14,607	0.15%, 01/31/2013		14,607
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $236, collateralized by U.S. Treasury Note 0.63%, 2017, value of $242)
236	0.12%, 01/31/2013		236
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $2,110, collateralized by
FHLMC 3.00% - 4.00%, 2026 - 2042,
FNMA 2.50% - 5.00%, 2027 - 2042, value
	of $2,153)
2,110	0.15%, 01/31/2013		2,110
			85,892
	Total short-term investments
	(cost $85,892)		$85,892

	Total investments
	(cost $991,689) ▲	103.0%	$1,096,792
	Other assets and liabilities	(3.0)%	(32,103)
	Total net assets	100.0%	$1,064,689

3

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $999,687 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$116,234
Unrealized Depreciation	(19,129)
Net Unrealized Appreciation	$97,105

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $912, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $4,895, which represents 0.5% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $3,110, which represents 0.3% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,045 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
11/2012	538	Cemex AP Generis Warrants - 144A	$3,634
01/2013	1,278	Rexam plc - Rights	–

At January 31, 2013, the aggregate value of these securities was $4,874, which represents 0.5% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/04/2013	MSC	$1,147	$1,147	$–
BRL	Buy	02/01/2013	JPM	166	166	–
BRL	Sell	02/01/2013	JPM	2,047	2,044	3
BRL	Sell	02/04/2013	JPM	353	353	–
CAD	Buy	02/04/2013	BCLY	5,586	5,606	20
CAD	Buy	02/01/2013	JPM	1,356	1,362	6
CHF	Buy	02/01/2013	BCLY	514	521	7
CHF	Buy	02/05/2013	BCLY	1,031	1,031	–

4

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CHF	Buy	02/04/2013	CSFB	$4,485	$4,491	$6
EUR	Buy	02/01/2013	CSFB	1,041	1,042	1
EUR	Buy	02/04/2013	CSFB	9,357	9,365	8
EUR	Sell	02/04/2013	BNP	2,694	2,695	(1)
EUR	Sell	02/05/2013	BNP	2,248	2,248	—
GBP	Buy	02/04/2013	HSBC	5,089	5,110	21
GBP	Buy	02/05/2013	SCB	549	549	—
GBP	Sell	02/01/2013	BMO	4,661	4,693	(32)
HKD	Buy	02/04/2013	JPM	92	92	—
HKD	Buy	02/01/2013	MSC	3,164	3,166	2
JPY	Buy	02/05/2013	JPM	10,915	10,847	(68)
JPY	Buy	02/04/2013	MSC	2,576	2,568	(8)
MXN	Buy	02/05/2013	JPM	350	350	—
MXN	Buy	02/06/2013	JPM	229	229	—
MXN	Buy	02/05/2013	MSC	465	466	1
NOK	Buy	02/04/2013	BOA	107	108	1
PLN	Buy	02/04/2013	BOA	65	65	—
SEK	Buy	02/04/2013	BOA	1,849	1,847	(2)
SEK	Sell	02/01/2013	JPM	1,050	1,052	(2)
SEK	Sell	02/05/2013	JPM	3,153	3,151	2
						$(35)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CSFB	Credit Suisse First Boston Corp.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
NOK	Norwegian Krone
PLN	Polish New Zloty
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Industry

as of January 31, 2013

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	3.7%
Banks (Financials)	8.3
Capital Goods (Industrials)	9.3
Commercial and Professional Services (Industrials)	0.6
Consumer Durables and Apparel (Consumer Discretionary)	0.8
Consumer Services (Consumer Discretionary)	4.2
Diversified Financials (Financials)	4.5
Energy (Energy)	7.7
Food and Staples Retailing (Consumer Staples)	1.2
Food, Beverage and Tobacco (Consumer Staples)	5.1
Health Care Equipment and Services (Health Care)	1.5
Insurance (Financials)	6.9
Materials (Materials)	8.8
Media (Consumer Discretionary)	0.6
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	6.1
Real Estate (Financials)	9.3
Retailing (Consumer Discretionary)	0.6
Semiconductors and Semiconductor Equipment (Information Technology)	2.2
Software and Services (Information Technology)	0.7
Technology Hardware and Equipment (Information Technology)	2.1
Telecommunication Services (Services)	2.6
Transportation (Industrials)	3.7
Utilities (Utilities)	4.4
Short-Term Investments	8.1
Other Assets and Liabilities	(3.0)
Total	100.0%

6

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$22,842	$–	$22,842	$–
Austria	7,608	–	7,608	–
Belgium	6,934	–	6,934	–
Brazil	17,244	17,244	–	–
Canada	59,885	59,885	–	–
China	31,492	–	31,492	–
Finland	4,465	–	4,465	–
France	156,117	6,159	149,958	–
Germany	20,654	–	20,654	–
Hong Kong	68,409	–	68,409	–
India	11,243	4,753	6,490	–
Ireland	13,487	–	13,487	–
Israel	6,462	6,462	–	–
Italy	57,955	–	57,955	–
Japan	115,188	–	115,188	–
Luxembourg	17,032	–	17,032	–
Malaysia	2,321	–	2,321	–
Mexico	5,502	5,502	–	–
Netherlands	10,818	10,818	–	–
Norway	4,266	–	4,266	–
Poland	2,442	2,442	–	–
Portugal	14,893	6,260	8,633	–
Russia	5,307	5,307	–	–
South Korea	5,931	–	5,931	–
Spain	35,602	–	35,602	–
Sweden	32,561	–	32,561	–
Switzerland	100,512	–	100,512	–
Taiwan	9,458	–	9,458	–
United Kingdom	139,177	11,951	126,314	912
United States	8,580	8,580	–	–
Total	994,387	145,363	848,112	912
Preferred Stocks	12,551	–	12,551	–
Warrants	3,962	–	3,962	–
Short-Term Investments	85,892	–	85,892	–
Total	$1,096,792	$145,363	$950,517	$912
Foreign Currency Contracts*	78	–	78	–
Total	$78	$–	$78	$–
Liabilities:
Foreign Currency Contracts*	113	–	113	–
Total	$113	$–	$113	$–

♦	For the three-month period ended January 31, 2013, investments valued at $6,202 were transferred from Level 1 to Level 2, and investments valued at $9,119 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

The Hartford International Opportunities Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$—	$—	$912	*	$—	$—	$—	$—	$—	$912
Total	$—	$—	$912		$—	$—	$—	$—	$—	$912

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $912.

8

The Hartford International Small Company Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Australia - 8.0%
610	Boral Ltd.	$3,127
24	Cochlear Ltd.	1,978
165	Domino's Pizza Enterprises Ltd. ‡	1,787
389	Karoon Gas Australia Ltd. ●	2,640
211	NuFarm Ltd.	1,227
518	SAI Global Ltd.	2,416
186	Seek Ltd.	1,632
101	Sims Metal Management Ltd.	986
573	Whitehaven Coal Ltd.	1,965
96	WorleyParsons Ltd.	2,526
		20,284
	Austria - 2.9%
34	Andritz AG	2,243
25	Schoeller-Bleckmann Oilfield Equipment AG	2,524
176	Zumbotel AG	2,540
		7,307
	Belgium - 2.3%
38	CFE	2,354
78	D'ieteren S.A.	3,440
		5,794
	Brazil - 0.5%
62	Arezzo Industria e Comercio S.A.	1,175

	Denmark - 1.8%
117	DSV A/S	3,005
13	Rockwool International A/S Class B	1,576
		4,581
	Finland - 1.5%
27	Nokian Rendaat Oyj	1,172
120	Tikkurila Oyj	2,576
		3,748
	France - 4.1%
46	Eurazeo	2,410
48	Imerys S.A.	3,158
27	Vallourec S.A.	1,466
30	Wendel S.A.	3,275
		10,309
	Germany - 6.1%
100	Gildemeister	2,464
34	KUKA AG ●	1,324
48	MTU Aero Engines Holdings AG	4,548
39	Rheinmetall AG	2,066
69	STRATEC Biomedical AG	3,596
19	Wacker Chemie AG	1,353
		15,351
	Hong Kong - 1.9%
118	ASM Pacific Technology Ltd.	1,488
624	Daphne International Holdings Ltd.	803
2,301	Microport Scientific Corp.	1,507
545	Techtronic Industries Co., Ltd.	1,104
		4,902
	Italy - 6.3%
90	Azimut Holding S.p.A.	1,580
561	Beni Stabili S.p.A.	387
107	Brunello Cucinelli S.p.A. ●	2,141
977	Immobiliare Grande Distribuzione REIT	1,114
154	Pirelli & Co. S.p.A.	1,893
338	Safilo Group S.p.A.	3,714
72	Salvatore Ferragamo Italia S.p.A.	1,825
173	Yoox S.p.A. ●	3,308
		15,962
	Japan - 31.9%
369	Amada Co., Ltd.	2,306
79	Benesse Holdings, Inc.	3,427
11	Cosmos Pharmaceutical Corp.	1,178
1	CyberAgent, Inc.	2,873
34	DeNa Co., Ltd.	1,085
31	Disco Corp.	1,728
79	Don Quijote Co.	3,133
2	GLP J-REIT ●	1,340
337	Hino Motors Ltd.	3,541
190	Hitachi Metals Ltd.	1,634
71	Hoshizaki Electric Co., Ltd.	2,117
144	Hulic Co., Ltd.	913
56	IBJ Leasing Co., Ltd.	1,510
1,130	Ihi Corp.	2,930
25	Japan Exchange Group, Inc.	1,525
52	Japan Petroleum Exploration Co., Ltd.	1,901
101	Kakaku.com, Inc.	3,774
4	Kenedix, Inc. ●	1,191
75	Konami Corp.	1,594
278	Makino Milling Machine Co.	1,769
1	Message Co., Ltd.	2,150
269	Mitsubishi Gas Chemical Co.	1,801
57	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,607
192	Mori Seiki Co., Ltd.	1,801
489	Nihon Nohyaku Co., Ltd.	2,850
367	Nikkiso Co., Ltd.	4,000
48	Pigeon Corp.	2,598
39	Sanrio Co., Ltd.	1,552
85	Sega Sammy Holdings, Inc.	1,503
551	Shinsei Bank Ltd.	1,126
372	Shionogi & Co., Ltd.	6,641
123	Square Enix Holdings Co., Ltd.	1,531
130	Sumco Corp. ●	1,352
51	THK Co., Ltd.	888
64	Yamato Kogyo Co.	1,842
287	Yaskawa Electric Corp.	2,681
222	Yokogawa Electric Corp.	2,474
		80,866
	Luxembourg - 1.6%
141	AZ Electronic Materials S.A.	836
170	Reinet Investments S.A. ●	3,258
		4,094
	Mexico - 0.7%
536	Fibra Uno Administracion S.A. REIT ☼	1,677

	Netherlands - 1.2%
10	HAL Trust	1,359
75	InterXion Holding N.V. ●	1,726
		3,085
	Norway - 2.6%
167	Kongsberg Gruppen ASA	4,018

1

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Norway - 2.6% - (continued)
146	Petroleum Geo-Services ASA	$2,589
		6,607
	Panama - 0.6%
14	Copa Holdings S.A. Class A	1,534

	Russia - 0.8%
181	O'Key Group S.A. GDR ■	2,148

	Singapore - 0.7%
1,682	Indofood Agri Resources Ltd.	1,775

	South Korea - 1.4%
7	CJ O Shopping Co., Ltd. ●	1,931
12	Green Cross Corp. ●	1,610
		3,541
	Sweden - 0.9%
82	Electrolux Ab Series B	2,166

	Switzerland - 3.8%
26	Aryzta AG	1,452
22	Dufry Group ●	3,010
11	Partners Group	2,536
28	Tecan Group AG	2,631
		9,629
	United Kingdom - 16.9%
269	Babcock International Group plc	4,430
72	Berkeley (The) Group Holdings plc ●	2,086
250	Chemring Group plc	1,124
170	De La Rue plc	2,432
1,203	Debenhams plc	1,933
612	Direct Line Insurance Group plc ●	2,163
298	Domino's Pizza Group plc	2,429
1,763	Hansteen Holdings plc REIT	2,353
686	Hays plc	967
114	Hunting plc	1,527
300	IG Group Holdings plc	2,125
282	Informa plc	2,138
401	Invensys plc	2,197
251	James Fisher & Sons plc	3,241
127	Kier Group plc	2,711
310	Mears Group plc	1,797
311	Mothercare plc	1,528
185	Persimmon plc	2,473
264	Savills plc	2,075
45	Ultra Electronics Holdings plc	1,182
		42,911
	Total common stocks
	(cost $217,948)	$249,446

	Total long-term investments
	(cost $217,948)	$249,446

SHORT-TERM INVESTMENTS - 4.6%
	Repurchase Agreements - 4.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,695, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $1,729)
$1,695	0.16%, 01/31/2013	$1,695
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $1,262, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $1,287)
1,262	0.16%, 01/31/2013	1,262
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $758, collateralized by U.S. Treasury Note 0.25%, 2015, value of $773)
758	0.13%, 01/31/2013	758
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,691, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $1,725)
1,691	0.13%, 01/31/2013	1,691
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,157, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $1,181)
1,157	0.17%, 01/31/2013	1,157
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,829, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $2,886)
2,829	0.13%, 01/31/2013	2,829
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,990, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $2,030)
1,990	0.15%, 01/31/2013	1,990
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $32, collateralized by U.S. Treasury Note 0.63%, 2017, value of $33)
32	0.12%, 01/31/2013	32

2

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 4.6% - (continued)
	Repurchase Agreements - 4.6% - (continued)
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $288, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $293)
$288	0.15%, 01/31/2013		$288
			11,702
	Total short-term investments
	(cost $11,702)		$11,702

	Total investments
	(cost $229,650) ▲	103.1%	$261,148
	Other assets and liabilities	(3.1)%	(7,928)
	Total net assets	100.0%	$253,220

3

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $232,720 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$38,376
Unrealized Depreciation	(9,948)
Net Unrealized Appreciation	$28,428

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $2,148, which represents 0.8% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $285 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/04/2013	MSC	$920	$920	$–
CHF	Buy	02/05/2013	BCLY	382	382	–
CHF	Buy	02/04/2013	CSFB	294	294	–
DKK	Buy	02/04/2013	CSFB	220	220	–
EUR	Buy	02/01/2013	CSFB	594	595	1
EUR	Buy	02/04/2013	CSFB	1,083	1,084	1
EUR	Sell	02/05/2013	BNP	306	306	–
EUR	Sell	02/01/2013	JPM	943	950	(7)
GBP	Buy	02/04/2013	HSBC	1,810	1,817	7
HKD	Buy	02/01/2013	MSC	98	98	–
JPY	Buy	02/04/2013	MSC	3,480	3,469	(11)
MXN	Buy	02/05/2013	JPM	26	26	–
MXN	Buy	02/06/2013	JPM	23	23	–
MXN	Buy	02/05/2013	MSC	235	236	1
NOK	Buy	02/04/2013	BOA	225	226	1
SEK	Buy	02/04/2013	BOA	30	30	–
SGD	Buy	02/04/2013	MSC	84	84	–
						$(7)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CSFB	Credit Suisse First Boston Corp.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Denmark Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
J-REIT	Japanese Realestate Investment Trust
REIT	Real Estate Investment Trust

5

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Currency Concentration of Securities

as of January 31, 2013

Percentage of
Description	Net Assets
Australian Dollar	8.0%
Brazilian Real	0.5
British Pound	17.2
Danish Kroner	1.8
Euro	25.0
Hong Kong Dollar	1.9
Japanese Yen	31.9
Mexican New Peso	0.7
Norwegian Krone	2.6
Republic of Korea Won	1.4
Singapore Dollar	0.7
Swedish Krona	0.9
Swiss Franc	3.8
United States Dollar	6.7
Other Assets and Liabilities	(3.1)
Total	100.0%

Diversification by Industry

as of January 31, 2013

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	1.2%
Banks (Financials)	0.4
Capital Goods (Industrials)	18.6
Commercial and Professional Services (Industrials)	5.4
Consumer Durables and Apparel (Consumer Discretionary)	7.5
Consumer Services (Consumer Discretionary)	3.0
Diversified Financials (Financials)	8.8
Energy (Energy)	7.5
Food and Staples Retailing (Consumer Staples)	1.3
Food, Beverage and Tobacco (Consumer Staples)	1.3
Health Care Equipment and Services (Health Care)	5.2
Household and Personal Products (Consumer Staples)	1.0
Insurance (Financials)	0.9
Materials (Materials)	8.5
Media (Consumer Discretionary)	2.0
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	4.3
Real Estate (Financials)	4.4
Retailing (Consumer Discretionary)	7.8
Semiconductors and Semiconductor Equipment (Information Technology)	1.8
Software and Services (Information Technology)	3.8
Technology Hardware and Equipment (Information Technology)	2.0
Transportation (Industrials)	1.8
Short-Term Investments	4.6
Other Assets and Liabilities	(3.1)
Total	100.0%

6

The Hartford International Small Company Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$20,284	$–	$20,284	$–
Austria	7,307	–	7,307	–
Belgium	5,794	5,794	–	–
Brazil	1,175	1,175	–	–
Denmark	4,581	–	4,581	–
Finland	3,748	–	3,748	–
France	10,309	–	10,309	–
Germany	15,351	–	15,351	–
Hong Kong	4,902	–	4,902	–
Italy	15,962	387	15,575	–
Japan	80,866	4,575	76,291	–
Luxembourg	4,094	–	4,094	–
Mexico	1,677	1,677	–	–
Netherlands	3,085	1,726	1,359	–
Norway	6,607	4,018	2,589	–
Panama	1,534	1,534	–	–
Russia	2,148	2,148	–	–
Singapore	1,775	–	1,775	–
South Korea	3,541	–	3,541	–
Sweden	2,166	–	2,166	–
Switzerland	9,629	2,631	6,998	–
United Kingdom	42,911	16,293	26,618	–
Total	249,446	41,958	207,488	–
Short-Term Investments	11,702	–	11,702	–
Total	$261,148	$41,958	$219,190	$–
Foreign Currency Contracts*	11	–	11	–
Total	$11	$–	$11	$–
Liabilities:
Foreign Currency Contracts*	18	–	18	–
Total	$18	$–	$18	$–

♦	For the three-month period ended January 31, 2013, investments valued at $8,239 were transferred from Level 1 to Level 2, and investments valued at $8,844 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

The Hartford International Value Fund

 Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3%
	Australia - 5.9%
28	Caltex Australia Ltd.	$576
147	Qantas Airways Ltd. ●	235
234	Westfield Retail Trust REIT	785
25	Westpac Banking Corp.	731
		2,327
	Belgium - 1.0%
4	Anheuser-Busch InBev N.V.	386

	Brazil - 0.6%
5	Cia de Saneamento Basico do Estado de Sao Paulo ADR	231

	Canada - 5.5%
40	CGI Group, Inc. Class A ●	1,060
16	Imperial Oil Ltd.	694
16	Pacific Rubiales Energy Corp.	378
		2,132
	China - 2.1%
2	Baidu, Inc. ADR ●	198
710	China Construction Bank	612
		810
	Denmark - 0.5%
13	H. Lundbeck A/S	201

	France - 6.9%
16	BNP Paribas	1,013
4	Christian Dior	713
3	Michelin (C.G.D.E.) Class B	260
7	Sanofi-Aventis S.A.	725
		2,711
	Germany - 6.7%
3	Continental AG	387
22	GEA Group AG	802
2	Hannover Rueckversicherung AG	192
58	Infineon Technologies AG	523
9	SAP AG	702
		2,606
	Hong Kong - 4.0%
75	AIA Group Ltd.	298
560	Baoxin Automotive Group Ltd. ●	581
12	China Mobile Ltd. ADR	678
		1,557
	Israel - 0.8%
7	Check Point Software Technologies Ltd. ADR ●	325

	Italy - 1.2%
18	Eni S.p.A.	461

	Japan - 15.9%
24	Canon, Inc.	881
4	Daito Trust Construction Co., Ltd.	394
67	Fuji Heavy Industries Ltd.	906
228	Isuzu Motors Ltd.	1,430
24	Japan Tobacco, Inc.	743
182	Mitsubishi UFJ Financial Group, Inc.	1,032
12	SoftBank Corp.	435
12	Sugi Holdings Co., Ltd.	411
		6,232
	Netherlands - 3.7%
6	ASML Holding N.V.	460
97	ING Groep N.V. ●	980
		1,440
	Norway - 2.8%
49	Telenor ASA	1,085

	Panama - 0.6%
2	Copa Holdings S.A. Class A	235

	Papua New Guinea - 0.5%
23	New Britain Palm Oil Ltd.	201

	South Korea - 1.6%
2	Hyundai Motor Co., Ltd.	379
–	Samsung Electronics Co., Ltd.	254
		633
	Spain - 2.1%
36	Repsol S.A.	808

	Sweden - 1.6%
57	Nordea Bank Ab	629

	Switzerland - 11.6%
27	Credit Suisse Group AG	791
13	Novartis AG	898
6	Roche Holding AG	1,382
15	Swiss Re Ltd.	1,091
22	UBS AG	384
		4,546
	Taiwan - 1.2%
27	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	482

	United Kingdom - 22.5%
69	Amlin plc	419
8	Aon plc	462
9	AstraZeneca plc	426
28	Babcock International Group plc	457
80	Barclays Bank plc ADR	382
9	Berkeley (The) Group Holdings plc ●	271
20	BG Group plc	350
57	BP plc	419
15	Diageo Capital plc	440
145	HSBC Holdings plc	1,653
18	Imperial Tobacco Group plc	651
34	Persimmon plc	452
17	Rio Tinto plc	941
18	Standard Chartered plc	475
75	Tesco plc	425

1

The Hartford International Value Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	United Kingdom - 22.5% - (continued)
217	Vodafone Group plc		$593
			8,816
	Total common stocks
	(cost $33,262)		$38,854

	Total long-term investments
	(cost $33,262)		$38,854

SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $16, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $16)
$15	0.16%, 01/31/2013		$15
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $12, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $12)
12	0.16%, 01/31/2013		12
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $7, collateralized by U.S. Treasury Note 0.25%, 2015, value of $7)
7	0.13%, 01/31/2013		7
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $15, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $16)
15	0.13%, 01/31/2013		15
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $11, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $11)
11	0.17%, 01/31/2013		11
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $26, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $26)
26	0.13%, 01/31/2013		26
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $18, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $19)
18	0.15%, 01/31/2013		18
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $–, collateralized by U.S. Treasury Note 0.63%, 2017, value of $–)
–	0.12%, 01/31/2013		–
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $3, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $3)
3	0.15%, 01/31/2013		3
			107
	Total short-term investments
	(cost $107)		$107

	Total investments
	(cost $33,369) ▲	99.6%	$38,961
	Other assets and liabilities	0.4%	139
	Total net assets	100.0%	$39,100

2

The Hartford International Value Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $34,182 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,830
Unrealized Depreciation	(1,051)
Net Unrealized Appreciation	$4,779

●	Non-income producing.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Buy	02/05/2013	BNP	$171	$171	$–
JPY	Sell	02/05/2013	BCLY	374	375	(1)
						$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities

Currency Abbreviations:
EUR	EURO
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

3

The Hartford International Value Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Diversification by Industry
as of January 31, 2013
Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	8.6%
Banks (Financials)	16.7
Capital Goods (Industrials)	2.0
Commercial and Professional Services (Industrials)	1.2
Consumer Durables and Apparel (Consumer Discretionary)	3.7
Diversified Financials (Financials)	5.5
Energy (Energy)	9.4
Food and Staples Retailing (Consumer Staples)	2.1
Food, Beverage and Tobacco (Consumer Staples)	6.2
Insurance (Financials)	6.3
Materials (Materials)	2.4
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	9.3
Real Estate (Financials)	3.0
Retailing (Consumer Discretionary)	1.5
Semiconductors and Semiconductor Equipment (Information Technology)	4.4
Software and Services (Information Technology)	5.8
Technology Hardware and Equipment (Information Technology)	2.3
Telecommunication Services (Services)	7.1
Transportation (Industrials)	1.2
Utilities (Utilities)	0.6
Short-Term Investments	0.3
Other Assets and Liabilities	0.4
Total	100.0%

4

The Hartford International Value Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1♦	Level 2♦	Level 3
Assets:
Common Stocks
Australia	$2,327	$–	$2,327	$–
Belgium	386	–	386	–
Brazil	231	231	–	–
Canada	2,132	2,132	–	–
China	810	198	612	–
Denmark	201	201	–	–
France	2,711	–	2,711	–
Germany	2,606	–	2,606	–
Hong Kong	1,557	678	879	–
Israel	325	325	–	–
Italy	461	–	461	–
Japan	6,232	–	6,232	–
Netherlands	1,440	–	1,440	–
Norway	1,085	–	1,085	–
Panama	235	235	–	–
Papua New Guinea	201	201	–	–
South Korea	633	–	633	–
Spain	808	–	808	–
Sweden	629	–	629	–
Switzerland	4,546	–	4,546	–
Taiwan	482	482	–	–
United Kingdom	8,816	462	8,354	–
Total	38,854	5,145	33,709	–
Short-Term Investments	107	–	107	–
Total	$38,961	$5,145	$33,816	$–
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford MidCap Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 100.0%
	Automobiles and Components - 2.7%
1,573	Allison Transmission Holdings, Inc.	$35,044
976	Harley-Davidson, Inc.	51,139
		86,183
	Banks - 4.5%
239	Cullen/Frost Bankers, Inc.	14,051
505	East West Bancorp, Inc.	11,843
2,399	First Niagara Financial Group, Inc.	18,811
811	First Republic Bank	28,928
589	M&T Bank Corp.	60,490
97	Signature Bank ●	7,154
		141,277
	Capital Goods - 9.4%
168	AMETEK, Inc.	6,878
452	Carlisle Cos., Inc.	28,996
687	IDEX Corp.	34,288
1,076	Jacobs Engineering Group, Inc. ●	51,746
1,049	Lennox International, Inc.	60,311
475	MSC Industrial Direct Co., Inc.	37,620
1,045	PACCAR, Inc.	49,163
414	Pall Corp.	28,288
		297,290
	Commercial and Professional Services - 8.7%
593	Corrections Corp. of America	22,480
949	Equifax, Inc. ●	55,735
203	IHS, Inc. ●	20,867
1,183	Manpower, Inc.	60,932
1,927	Robert Half International, Inc.	67,917
1,326	Waste Connections, Inc.	47,763
		275,694
	Consumer Durables and Apparel - 3.3%
809	Hasbro, Inc.	30,245
57	NVR, Inc. ●	58,886
369	Ryland Group, Inc.	14,649
		103,780
	Consumer Services - 0.9%
515	Weight Watchers International, Inc.	27,550

	Diversified Financials - 6.0%
396	Greenhill & Co., Inc.	23,317
1,066	Invesco Ltd.	29,051
647	LPL Financial Holdings, Inc.	21,547
483	Moody's Corp.	26,485
2,158	SEI Investments Co.	58,172
411	T. Rowe Price Group, Inc.	29,390
		187,962
	Energy - 10.8%
907	Atwood Oceanics, Inc. ●	47,882
246	Cabot Oil & Gas Corp.	13,008
955	Chesapeake Energy Corp.	19,274
1,622	Cobalt International Energy, Inc. ●	39,270
1,010	Consol Energy, Inc.	31,653
1,474	Denbury Resources, Inc. ●	27,457
490	Ensco plc	31,119
1,589	Newfield Exploration Co. ●	46,882
153	Oceaneering International, Inc.	9,653
249	Pioneer Natural Resources Co.	29,310
180	Range Resources Corp.	12,070
1,281	Superior Energy Services, Inc. ●	31,979
		339,557
	Food and Staples Retailing - 0.6%
248	PriceSmart, Inc.	19,061

	Food, Beverage and Tobacco - 1.0%
717	Molson Coors Brewing Co.	32,406

	Health Care Equipment and Services - 6.0%
2,361	Allscripts Healthcare Solutions, Inc. ●	26,158
906	AmerisourceBergen Corp.	41,125
986	Cardinal Health, Inc.	43,211
774	Catamaran Corp. ●	40,146
1,066	Patterson Cos., Inc.	38,524
		189,164
	Insurance - 3.0%
103	Alleghany Corp. ●	37,123
64	Markel Corp. ●	30,672
668	W.R. Berkley Corp.	27,503
		95,298
	Materials - 2.5%
361	FMC Corp.	22,221
494	Packaging Corp. of America	18,980
133	Sherwin-Williams Co.	21,488
417	Silgan Holdings, Inc.	17,872
		80,561
	Media - 2.4%
765	AMC Networks, Inc. Class A ●	43,599
1,781	DreamWorks Animation SKG, Inc. ●	31,013
		74,612
	Pharmaceuticals, Biotechnology and Life Sciences - 11.4%
655	Actavis, Inc. ●	56,596
1,421	Alkermes plc ●	32,746
634	Cubist Pharmaceuticals, Inc. ●	27,302
1,658	Elan Corp. plc ADR ●	17,427
900	Incyte Corp. ●	16,534
1,065	Ironwood Pharmaceuticals, Inc. ●	13,651
2,077	Mylan, Inc. ●	58,717
202	Regeneron Pharmaceuticals, Inc. ●	35,064
340	Salix Pharmaceuticals Ltd. ●	16,267
388	Seattle Genetics, Inc. ●	11,412
882	Vertex Pharmaceuticals, Inc. ●	39,498
397	Waters Corp. ●	36,395
		361,609
	Retailing - 5.5%
702	Advance Automotive Parts, Inc.	51,624
1,190	CarMax, Inc. ●	46,912
524	Joseph A. Bank Clothiers, Inc. ●	21,262
249	Tiffany & Co.	16,358
831	TripAdvisor, Inc. ●	38,467
		174,623
	Semiconductors and Semiconductor Equipment - 1.0%
967	Maxim Integrated Products, Inc.	30,428

	Software and Services - 11.4%
405	ANSYS, Inc. ●	29,809
624	Autodesk, Inc. ●	24,269

1

The Hartford MidCap Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 100.0%
	Software and Services - 11.4% - (continued)
481	Citrix Systems, Inc. ●	$35,159
293	Factset Research Systems, Inc.	27,126
443	FleetCor Technologies, Inc. ●	26,502
309	Gartner, Inc. Class A ●	15,936
4,461	Genpact Ltd.	74,713
806	Micros Systems, Inc. ●	37,083
1,946	Vantiv, Inc. ●	40,523
559	VeriSign, Inc. ●	24,274
321	WEX, Inc. ●	25,224
		360,618
	Technology Hardware and Equipment - 3.3%
452	Amphenol Corp. Class A	30,561
186	FEI Co.	11,323
1,081	National Instruments Corp.	30,704
522	Trimble Navigation Ltd. ●	32,622
		105,210
	Transportation - 3.2%
745	C.H. Robinson Worldwide, Inc.	49,314
763	Expeditors International of Washington, Inc.	32,740
262	J.B. Hunt Transport Services, Inc.	17,619
		99,673
	Utilities - 2.4%
354	Northeast Utilities	14,415
1,224	UGI Corp.	43,132
439	Wisconsin Energy Corp.	17,327
		74,874
	Total common stocks
	(cost $2,639,386)	$3,157,430

	Total long-term investments
	(cost $2,639,386)	$3,157,430

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $936, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $955)
936	0.16%, 01/31/2013	936
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $697, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%,
	2042, value of $711)
697	0.16%, 01/31/2013	697
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $419, collateralized by U.S. Treasury Note 0.25%, 2015, value of $427)
419	0.13%, 01/31/2013	419
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $934, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $953)
934	0.13%, 01/31/2013	934
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $639, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $652)
639	0.17%, 01/31/2013	639
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,563, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $1,594)
1,563	0.13%, 01/31/2013	1,563
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,099, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $1,121)
1,099	0.15%, 01/31/2013	1,099
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $18, collateralized by U.S. Treasury Note 0.63%, 2017, value of $18)
18	0.12%, 01/31/2013	18
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $159, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $162)
159	0.15%, 01/31/2013	159
		6,464
	Total short-term investments
	(cost $6,464)	$6,464

Total investments
(cost $2,645,850) ▲	100.2%	$3,163,894
Other assets and liabilities	(0.2)%	(6,436)
Total net assets	100.0%	$3,157,458

2

The Hartford MidCap Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $2,658,819 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$585,093
Unrealized Depreciation	(80,018)
Net Unrealized Appreciation	$505,075

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,157,430	$3,157,430	$–	$–
Short-Term Investments	6,464	–	6,464	–
Total	$3,163,894	$3,157,430	$6,464	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford MidCap Value Fund

Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Banks - 7.5%
148	BankUnited, Inc.	$3,988
122	Beneficial Mutual Bancorp, Inc. ●	1,147
152	Comerica, Inc.	5,226
63	EverBank Financial Corp.	913
197	First Midwest Bancorp, Inc.	2,495
40	Iberiabank Corp.	2,044
69	Popular, Inc. ●	1,846
712	Regions Financial Corp.	5,539
193	Zions Bancorporation	4,489
		27,687
	Capital Goods - 14.4%
91	AGCO Corp. ●	4,839
198	Barnes Group, Inc.	4,735
53	Chicago Bridge & Iron Co. N.V.	2,672
50	Dover Corp.	3,431
78	Esterline Technologies Corp. ●	5,187
83	Hubbell, Inc. Class B	7,512
141	KBR, Inc.	4,393
81	Moog, Inc. Class A ●	3,530
137	Pentair Ltd.	6,938
28	Teledyne Technologies, Inc. ●	1,925
31	URS Corp.	1,297
91	WESCO International, Inc. ●	6,666
		53,125
	Consumer Durables and Apparel - 7.0%
119	Lennar Corp.	4,960
149	Mattel, Inc.	5,622
231	Newell Rubbermaid, Inc.	5,421
2,255	Samsonite International S.A.	4,912
137	Toll Brothers, Inc. ●	5,134
		26,049
	Diversified Financials - 2.7%
160	Invesco Ltd.	4,366
258	PHH Corp. ●	5,636
182	Solar Cayman Ltd. ⌂■●†	13
		10,015
	Energy - 6.7%
287	Cobalt International Energy, Inc. ●	6,957
58	Consol Energy, Inc.	1,827
45	Japan Petroleum Exploration Co., Ltd.	1,647
86	Newfield Exploration Co. ●	2,531
265	Ocean Rig UDW, Inc. ●	4,584
132	QEP Resources, Inc.	3,866
258	Trican Well Service Ltd.	3,536
		24,948
	Food, Beverage and Tobacco - 3.0%
82	Bunge Ltd. Finance Corp.	6,516
30	Dr. Pepper Snapple Group	1,343
52	Ingredion, Inc.	3,410
		11,269
	Health Care Equipment and Services - 5.9%
78	AmerisourceBergen Corp.	3,534
518	Boston Scientific Corp. ●	3,868
238	Brookdale Senior Living, Inc. ●	6,431
83	CIGNA Corp.	4,819
30	Universal Health Services, Inc. Class B	1,688
106	Vanguard Health Systems, Inc. ●	1,481
		21,821
	Insurance - 8.9%
40	Everest Re Group Ltd.	4,598
55	Hanover Insurance Group, Inc.	2,298
29	Platinum Underwriters Holdings Ltd.	1,402
156	Principal Financial Group, Inc.	4,850
132	Reinsurance Group of America, Inc.	7,589
293	Unum Group	6,839
196	XL Group plc	5,430
		33,006
	Materials - 9.1%
62	Cabot Corp.	2,310
90	Celanese Corp.	4,238
33	FMC Corp.	2,004
599	Incitec Pivot Ltd.	2,018
178	Louisiana-Pacific Corp. ●	3,461
209	Methanex Corp. ADR	7,483
72	Owens-Illinois, Inc. ●	1,716
157	Packaging Corp. of America	6,014
251	Rexam plc	1,869
279	Rexam plc - Rights ⌂●†	199
1,960	Yingde Gases	2,198
		33,510
	Media - 0.8%
78	Virgin Media, Inc.	3,072

	Pharmaceuticals, Biotechnology and Life Sciences - 4.0%
545	Almirall S.A.	6,734
207	Impax Laboratories, Inc. ●	4,163
67	UCB S.A.	3,893
		14,790
	Real Estate - 7.6%
139	American Assets Trust, Inc. REIT	4,023
391	BR Properties S.A.	5,081
69	Equity Lifestyle Properties, Inc. REIT	4,947
223	Forest City Enterprises, Inc. Class A ●	3,776
137	Hatteras Financial Corp. REIT	3,718
78	Iguatemi Empresa de Shopping Centers S.A.	1,135
182	Weyerhaeuser Co. REIT	5,476
		28,156
	Retailing - 1.9%
2,375	Buck Holdings L.P. ⌂●†	2,803
15	Family Dollar Stores, Inc.	839
89	Men's Wearhouse, Inc.	2,686
10	Ross Stores, Inc.	573
		6,901
	Semiconductors and Semiconductor Equipment - 4.9%
183	Avago Technologies Ltd.	6,546
276	Microsemi Corp. ●	5,780
347	Teradyne, Inc. ●	5,604
		17,930
	Software and Services - 1.9%
167	Booz Allen Hamilton Holding Corp.	2,308
92	Check Point Software Technologies Ltd. ADR ●	4,600
		6,908

1

The Hartford MidCap Value Fund

Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Technology Hardware and Equipment - 4.0%
208	Arrow Electronics, Inc. ●		$7,980
33	Harris Corp.		1,534
103	SanDisk Corp. ●		5,164
			14,678
	Transportation - 1.3%
344	Delta Air Lines, Inc. ●		4,784

	Utilities - 6.4%
82	Alliant Energy Corp.		3,768
99	Great Plains Energy, Inc.		2,123
274	N.V. Energy, Inc.		5,188
123	Northeast Utilities		4,998
150	UGI Corp.		5,282
61	Wisconsin Energy Corp.		2,401
			23,760
	Total common stocks
	(cost $296,415)		$362,409

	Total long-term investments
	(cost $296,415)		$362,409

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $834, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $850)
$834	0.16%, 01/31/2013		$834
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $620, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $633)
620	0.16%, 01/31/2013		620
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $373, collateralized by U.S. Treasury Note 0.25%, 2015, value of $380)
373	0.13%, 01/31/2013		373
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $832, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $848)
832	0.13%, 01/31/2013		832
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $569, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $581)
569	0.17%, 01/31/2013		569
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,391, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $1,419)
1,391	0.13%, 01/31/2013		1,391
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $979, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $998)
979	0.15%, 01/31/2013		979
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $16, collateralized by U.S. Treasury Note 0.63%, 2017, value of $16)
16	0.12%, 01/31/2013		16
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $141, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $144)
141	0.15%, 01/31/2013		141
			5,755
	Total short-term investments
	(cost $5,755)		$5,755

	Total investments
	(cost $302,170) ▲	99.6%	$368,164
	Other assets and liabilities	0.4%	1,410
	Total net assets	100.0%	$369,574

2

The Hartford MidCap Value Fund

Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $305,141 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$70,524
Unrealized Depreciation	(7,501)
Net Unrealized Appreciation	$63,023

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $3,015, which represents 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $13, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,375	Buck Holdings L.P.	$672
01/2013	279	Rexam plc - Rights	–
03/2007	182	Solar Cayman Ltd. - 144A	53

At January 31, 2013, the aggregate value of these securities was $3,015, which represents 0.8% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/01/2013	NAB	$14	$14	$–
BRL	Sell	02/04/2013	JPM	184	184	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford MidCap Value Fund

Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.
NAB	National Australia Bank

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$362,409	$338,321	$21,073	$3,015
Short-Term Investments	5,755	–	5,755	–
Total	$368,164	$338,321	$26,828	$3,015
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2013, investments valued at $1,937 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$3,624	$(2,817)	$2,962	*	$—	$—	$(754)	$—	$—	$3,015
Total	$3,624	$(2,817)	$2,962		$—	$—	$(754)	$—	$—	$3,015

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(461).

4

The Hartford Money Market Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 10.5%
Finance and Insurance - 10.5%
	Commercial Banking - 2.6%
	Sumitomo Mitsui Banking Corp.
$7,000	0.28%, 02/07/2013	$7,000
7,000	0.33%, 03/07/2013	7,000
		14,000
	Depository Credit Banking - 3.7%
	Bank of Tokyo Mitsubishi
5,750	0.28%, 07/23/2013	5,750
	Toronto-Dominion Bank New York
3,500	0.19%, 05/08/2013	3,500
5,500	0.30%, 07/26/2013 Δ	5,500
5,500	0.40%, 09/13/2013 Δ	5,500
		20,250
	International Trade Financing (Foreign Banks) - 1.8%
	Royal Bank of Canada
10,000	0.35%, 07/30/2013 - 03/04/2014 Δ	10,000

	Real Estate Credit (Mortgage Banking) - 2.4%
	Svenska Handelsbanken, Inc.
13,000	0.24%, 03/05/2013 - 03/27/2013	13,000

	Total certificates of deposit
	(cost $57,250)	$57,250

COMMERCIAL PAPER - 27.8%
Beverage and Tobacco Product Manufacturing - 2.0%
	Beverage Manufacturing - 2.0%
	Coca-Cola Co.
$3,500	0.21%, 02/04/2013	$3,500
7,250	0.23%, 03/01/2013 - 03/22/2013	7,248
		10,748
Finance and Insurance - 23.0%
	Commercial Banking - 14.3%
	Bank of Tokyo-Mitsubishi UFJ Ltd.
5,600	0.27%, 04/04/2013	5,597
5,500	0.38%, 02/27/2013	5,499
	Commonwealth Bank of Australia
6,000	0.21%, 02/21/2013	5,999
6,000	0.27%, 05/08/2013	5,996
	Nordea North America, Inc.
9,750	0.22%, 03/13/2013	9,748
4,250	0.24%, 05/15/2013	4,247
	Old Line Funding LLC
8,750	0.21%, 03/18/2013 - 05/21/2013 ■	8,746
5,750	0.22%, 04/24/2013 ■	5,747
	State Street Corp.
4,500	0.20%, 05/10/2013	4,497
6,000	0.22%, 04/03/2013	5,998
4,500	0.24%, 04/05/2013	4,498
	U.S. Bank
11,500	0.19%, 05/09/2013	11,494
		78,066
	Consumer Lending - 2.6%
	Straight-A Funding LLC
6,250	0.11%, 06/04/2013 ■	6,248
8,000	0.19%, 03/18/2013 ■	7,998
		14,246
	International Trade Financing (Foreign Banks) - 2.3%
	Export Development Canada
3,750	0.17%, 02/26/2013	3,749
	Kreditanstalt fuer Wiederaufbau
8,750	0.20%, 02/19/2013 ■	8,749
		12,498
	Nondepository Credit Banking - 3.8%
	General Electric Capital Corp.
4,500	0.22%, 04/02/2013	4,498
4,500	0.29%, 02/11/2013	4,500
	Toyota Motor Credit Corp.
5,500	0.20%, 02/26/2013	5,499
6,000	0.28%, 03/19/2013	5,998
		20,495
		125,305
Retail Trade - 2.8%
	Other General Merchandise Stores - 2.8%
	Wal-Mart Stores, Inc.
5,500	0.07%, 02/12/2013	5,500
10,000	0.07%, 02/13/2013 ■	10,000
		15,500
	Total commercial paper
	(cost $151,553)	$151,553

CORPORATE NOTES - 8.2%
Finance and Insurance - 8.2%
	Depository Credit Banking - 1.1%
	Wells Fargo Bank NA
$3,000	0.36%, 02/20/2014 Δ	$3,000
3,000	0.38%, 02/21/2014 Δ	3,000
		6,000
	Insurance Carriers - 1.0%
	MetLife Global Funding I
5,500	0.47%, 07/10/2013 ■ Δ	5,500

	International Trade Financing (Foreign Banks) - 2.7%
	Export Development Canada
5,600	0.24%, 02/15/2013 ■	5,601
	International Bank for Reconst Disc Note
9,000	0.10%, 03/21/2013	8,999
		14,600
	Nondepository Credit Banking - 0.8%
	General Electric Capital Corp.
4,500	0.35%, 05/01/2013	4,550

	Securities and Commodity Contracts and Brokerage - 2.6%
	JP Morgan Chase & Co.
9,965	0.35%, 05/01/2013	10,074
	JP Morgan Chase Bank
4,250	0.37%, 06/18/2013 Δ	4,250
		14,324
		44,974
	Total corporate notes
	(cost $44,974)	$44,974

1

The Hartford Money Market Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 4.6%
	Canada - 4.6%
	Ontario (Province of)
$4,500	0.15%, 02/14/2013	$4,500
	Quebec (Province of)
8,750	0.13%, 03/08/2013 ■	8,749
7,000	0.16%, 02/21/2013	6,999
5,000	0.17%, 03/01/2013	4,999
		25,247
	Total foreign government obligations
	(cost $25,247)	$25,247

OTHER POOLS AND FUNDS - 0.0%
5	JP Morgan U.S. Government Money Market Fund	$5

	Total other pools and funds
	(cost $5)	$5

REPURCHASE AGREEMENTS - 18.6%
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $16,182, collateralized by U.S. Treasury Note 0.25%, 2015, value of $16,506)
$16,182	0.15% dated 01/31/2013	$16,182
	RBS Greenwich Capital Markets TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $30,000, collateralized by U.S. Treasury Note 4.00% - 4.25%, 2014 - 2018, value of $30,602)
30,000	0.11% dated 01/31/2013	30,000
	Royal Bank of Canada TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $40,000, collateralized by U.S. Treasury Note 1.50%, 2016, value of $40,800)
40,000	0.11% dated 01/31/2013	40,000
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $15,000, collateralized by U.S. Treasury Note 2.63%, 2014, value of $15,300)
15,000	0.12% dated 01/31/2013	15,000

	Total repurchase agreements
	(cost $101,182)	$101,182

U.S. GOVERNMENT AGENCIES - 8.3%
	Federal Home Loan Mortgage Corp. - 4.2%
$17,440	0.08%, 04/15/2013	$17,437
5,500	0.15%, 02/28/2013	5,500
		22,937

	Federal National Mortgage Association - 4.1%
11,625	0.09%, 04/17/2013	11,623
10,500	0.12%, 02/27/2013	10,499
		22,122
	Total U.S. government agencies
	(cost $45,059)	$45,059

U.S. GOVERNMENT SECURITIES - 21.9%
	Other Direct Federal Obligations - 4.9%
	Federal Home Loan Bank
$9,720	0.09%, 05/10/2013	$9,718
11,500	0.13%, 03/01/2013	11,499
5,500	0.14%, 02/01/2013 ○	5,500
		26,717
	U.S. Treasury Notes - 17.0%
25,000	0.13%, 03/15/2013	25,037
30,750	0.15%, 02/28/2013 - 04/30/2013	30,766
25,000	0.18%, 04/15/2013	25,080
11,500	0.21%, 02/15/2013	11,505
		92,388
	Total U.S. government securities
	(cost $119,105)	$119,105

Total investments
(cost $544,375) ▲	99.9%	$544,375
Other assets and liabilities	0.1%	685
Total net assets	100.0%	$545,060

2

The Hartford Money Market Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 19.7% of total net assets at January 31, 2013.

▲	Also represents cost for tax purposes.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.
○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $67,338, which represents 12.4% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$57,250	$–	$57,250	$–
Commercial Paper	151,553	–	151,553	–
Corporate Notes	44,974	–	44,974	–
Foreign Government Obligations	25,247	–	25,247	–
Other Pools and Funds	5	5	–	–
Repurchase Agreements	101,182	–	101,182	–
U.S. Government Agencies	45,059	–	45,059	–
U.S. Government Securities	119,105	–	119,105	–
Total	$544,375	$5	$544,370	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

3

The Hartford Municipal Opportunities Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 90.6%
	Alabama - 0.7%
	Mobile, AL, Industrial Development Board Pollution Obligor: Alabama Power Co
$2,540	1.65%, 06/01/2034	$2,569

	Alaska - 0.1%
	Alaska State Municipal Bond Bank Auth
375	5.75%, 09/01/2033	443

	Arizona - 2.7%
	Arizona State Health Fac Auth Hospital System Rev
1,000	5.00%, 02/01/2027	1,117
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	271
	Mohave County, AZ, IDA
3,000	8.00%, 05/01/2025	3,720
	Pima County, AZ, Industrial DA Education Rev Obligor: Legacy Traditional Charter School
1,485	8.50%, 07/01/2039	1,706
	Salt River, AZ, Agricultural Improvement
3,000	5.00%, 12/01/2027	3,630
		10,444
	California - 11.2%
	California State Communities DA Rev
955	0.99%, 04/01/2036 Δ	754
1,000	5.63%, 10/01/2032	1,064
2,250	6.00%, 08/15/2042	2,663
	California State GO
4,985	6.50%, 04/01/2033	6,248
	California State Public Works Board Lease Rev
1,000	5.00%, 04/01/2034	1,108
2,000	5.25%, 10/01/2023	2,407
	California State Public Works Board, Correctional Facilities Improvement
1,000	6.00%, 03/01/2035	1,205
	California State Public Works Board, State University Trustees
2,000	6.25%, 04/01/2034	2,405
	Imperial, CA, Irrigation Dist Elec Rev
2,000	5.25%, 11/01/2031	2,315
	Los Angeles County, CA, Public Works FA Lease Rev
1,000	5.00%, 08/01/2037	1,121
	Los Angeles, CA, Airport Rev
1,500	5.00%, 01/01/2032	1,652
	M-S-R, CA, Energy Auth Gas Rev
2,000	6.50%, 11/01/2039	2,735
	Oakland, CA, Airport Rev
1,000	5.00%, 05/01/2026	1,128
	Port of Oakland, CA, GO
500	5.00%, 05/01/2023	585
	San Buenaventura, CA, Obligor: Community Memorial Health System
1,000	7.50%, 12/01/2041	1,242
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	3,509
	San Francisco City & County, CA, Redev Agency, Community Fac Dist No. 6
530	6.13%, 08/01/2031	533
	San Francisco City & County, CA, Redev Agency, No. 6 Mission Bay South Pub
590	6.25%, 08/01/2033	593
	San Jose, CA, Redev Agency
2,575	5.00%, 08/01/2022	2,682
500	6.50%, 08/01/2023	539
	Santa Cruz County, CA, Redev Agency
1,335	6.63%, 09/01/2029	1,558
	Southern California State Public Power Auth
2,000	5.25%, 07/01/2031	2,376
	Turlock, CA, Irrigation Dist
3,000	5.50%, 01/01/2041	3,389
		43,811
	Colorado - 1.1%
	Baptist Road Rural Transportation Auth, Sales & Use Tax Rev
630	5.00%, 12/01/2026	507
	Colorado State Health Fac Auth Rev
1,500	5.25%, 11/15/2035	1,615
	Denver, CO, City & County Special Fac Airport Rev
2,000	5.25%, 10/01/2032	2,041
		4,163
	Connecticut - 1.8%
	Bridgeport, CT, GO
860	4.00%, 08/15/2014	904
	Connecticut State DA Pollution Control Rev
2,315	1.55%, 05/01/2031	2,328
	Hamden, CT, Facilities Rev, Whitney Center Proj Ser A
1,250	7.63%, 01/01/2030	1,390
2,250	7.75%, 01/01/2043	2,438
		7,060
	District of Columbia - 0.4%
	Metropolitan Washington, DC, Airport Auth System Rev
1,450	5.00%, 10/01/2022	1,733

	Florida - 7.7%
	Colonial Country Club Community Development Dist, Capital Improvement Rev
1,955	6.40%, 05/01/2033	1,998
	Florida Village Community Development Dist No 8
2,405	6.38%, 05/01/2038	2,894
	Greater Orlando, FL, Aviation Auth
3,340	5.00%, 10/01/2021 - 10/01/2024	3,904
	Highlands County, FL, Adventist Health (Prerefunded with US Gov't Securities)
125	5.25%, 11/15/2036	145
	Highlands County, FL, Health Fac Auth
1,905	5.25%, 11/15/2036	2,050
	Hillsborough Country, Florida School Board
630	5.00%, 07/01/2031	702

1

The Hartford Municipal Opportunities Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 90.6% - (continued)
	Florida - 7.7% - (continued)
	Hillsborough County, FL, IDA (Prerefunded with US Gov't Securities)
$1,150	8.00%, 08/15/2032	$1,611
	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,204
	Jacksonville, FL, Sales Tax Rev
2,700	5.00%, 10/01/2021	3,236
	Lakeland, FL, Retirement Community Rev
1,750	6.38%, 01/01/2043	1,830
	Magnolia Creek, FL, Community Development Dist Capital Improvement
500	0.00%, 05/01/2039 ●	175
	Miami Beach, FL, Health Fac Auth
500	5.00%, 11/15/2029	542
	Miami-Dade County, FL, Aviation Rev
3,500	5.00%, 10/01/2022 - 10/01/2026	4,006
	Miami-Dade County, FL, Health Fac Auth
1,000	6.00%, 08/01/2030	1,184
	Orange County, FL, School Board
2,130	5.00%, 08/01/2026	2,480
	River Bend Community Development Dist, Capital Improvement Rev
1,755	0.00%, 11/01/2015 ●	404
	Village, FL Community Development Dist #5
760	6.50%, 05/01/2033	771
		30,136
	Georgia - 1.4%
	Clayton County, GA, DA
2,000	9.00%, 06/01/2035	2,239
	Dekalb Newton & Gwinnett Counties, GA, Joint DA
1,500	6.00%, 07/01/2034	1,742
	Marietta, GA, DA Life University Inc Proj
1,500	7.00%, 06/15/2030	1,626
		5,607
	Illinois - 8.2%
	Aurora, IL, Tax Increment Rev
905	6.75%, 12/30/2027	951
	Chicago, IL, O'Hare International Airport Rev
835	5.00%, 01/01/2014 - 01/01/2015	881
1,000	5.25%, 01/01/2027	1,027
2,210	6.00%, 01/01/2017	2,302
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
192	0.00%, 03/01/2037 ●	86
	Illinois FA Rev, Art Institute of Chicago Ser A
1,400	6.00%, 03/01/2038	1,596
	Illinois FA Rev, Silver Cross Hospital & Medicine
3,000	5.50%, 08/15/2030	3,268
	Illinois State FA Rev
4,010	4.00%, 06/01/2047	4,010
	Illinois State FA Rev Obligor: The Admiral at the Lake
2,705	6.00%, 05/15/2017	2,712
	Illinois State GO
1,085	4.00%, 08/01/2014	1,136
1,500	5.00%, 01/01/2022	1,681
1,500	5.25%, 01/01/2021	1,766
	Illinois State Sales Tax Rev
2,000	6.50%, 06/15/2022	2,473
	Illinois State Unemployment Insurance Fund Rev
2,500	5.00%, 06/15/2019 - 12/15/2019	2,738
	Metropolitan Pier & Exposition Auth, IL
5,000	5.90%, 12/15/2032	2,098
	Railsplitter, IL, Tobacco Settlement Auth
3,000	6.00%, 06/01/2028	3,646
		32,371
	Indiana - 0.5%
	Vigo County, IN, Hospital Auth
2,000	5.75%, 09/01/2042 ■	2,076

	Kentucky - 1.2%
	Louisville & Jefferson County, KY
1,710	1.65%, 10/01/2033 Δ	1,730
	Louisville & Jefferson County, KY Metropolitan Government Rev
1,515	5.00%, 12/01/2023	1,793
	Warren County, KY, Hospital Rev
1,000	5.00%, 10/01/2037	1,086
		4,609
	Louisiana - 1.9%
	Louisiana State Office Fac Corp Lease Rev
3,925	5.00%, 11/01/2021	4,728
	New Orleans, LA, Aviation Board
2,500	6.00%, 01/01/2023	2,939
		7,667
	Massachusetts - 3.2%
	Massachusetts State Development Fin Agency Rev
1,000	4.00%, 07/01/2043 ☼	1,001
300	5.00%, 07/01/2014	316
1,200	8.00%, 04/15/2031	1,483
	Massachusetts State GO
3,335	12.77%, 04/01/2019 ■λ	5,200
	Massachusetts State Health & Education FA Rev, Simmons College Ser I
2,355	8.00%, 10/01/2039	2,698
	Massachusetts State PA
455	4.00%, 07/01/2022	507
1,035	5.00%, 07/01/2021 - 07/01/2023	1,230
		12,435
	Michigan - 3.3%
	Kent, MI, Hospital FA
5,175	6.00%, 07/01/2035	5,439
	Michigan State Public Educational FA Rev, Limited Obligation Chandler Park Academy
2,025	6.35%, 11/01/2028	2,087
	Michigan State Strategic Fund Exempt Fac Rev
1,300	3.20%, 08/01/2027	1,316
	Royal Oak, MI, Hospital FA
2,000	8.25%, 09/01/2039	2,544

2

The Hartford Municipal Opportunities Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 90.6% - (continued)
	Michigan - 3.3% - (continued)
	Wayne County, MI, Airport Auth Rev
$1,275	5.00%, 12/01/2015	$1,420
		12,806
	Mississippi - 0.8%
	Mississippi State Business Fin Corp
3,000	1.63%, 12/01/2040	3,013

	Missouri - 1.1%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027	77
	Kirkwood, MO, Industrial DA Retirement Community
3,500	8.25%, 05/15/2045	4,116
		4,193
	Nebraska - 0.3%
	Washington County NE Wastewater Solid Waste Disposal Facilities Rev
1,245	1.38%, 09/01/2030	1,244

	Nevada - 1.7%
	Clark County, NV, School Dist GO
1,625	5.00%, 06/15/2020	1,778
	Mesquite, NV, Special Improvement Dist 07-01
455	6.00%, 08/01/2027	423
	Nevada State GO
3,500	5.00%, 08/01/2019	4,294
		6,495
	New Jersey - 2.5%
	New Jersey Health Care Facilities FA, Hospital Asset Transformation
2,855	5.75%, 10/01/2031	3,325
	New Jersey State Econ DA
2,000	4.88%, 09/15/2019	2,054
	New Jersey State Educational FA Rev, University of Medicine & Dentistry
2,000	7.50%, 12/01/2032	2,504
	New Jersey State Housing & Mortgage FA
1,970	4.50%, 10/01/2030	2,133
		10,016
	New Mexico - 1.2%
	Los Alamos County, NM, Tax Improvement Rev
3,000	5.88%, 06/01/2027	3,576
	Montecito Estates, NM, Public Improvement Dist
950	7.00%, 10/01/2037	980
		4,556
	New York - 7.6%
	Erie County, NY, IDA Global Concepts Charter School Proj
1,485	6.25%, 10/01/2037	1,514
	New York & New Jersey PA
2,000	5.00%, 12/01/2023	2,160
	New York City, NY, Industrial Development Agency
275	5.00%, 07/01/2013	279
	New York State Dormitory Auth Non State Supported Debt, Orange Regional Med Center
1,500	6.13%, 12/01/2029	1,675
	New York State Dormitory Auth Rev
5,570	5.00%, 03/15/2022 - 12/15/2029	6,777
	New York State Thruway Auth
1,000	5.00%, 01/01/2019	1,191
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,940
	Newburth, NY, GO
1,145	5.00%, 06/15/2019	1,238
	Triborough, NY, Bridge & Tunnel Auth Rev
2,000	4.00%, 11/15/2027	2,183
	TSASC, Inc NY
2,500	5.00%, 06/01/2034	2,265
	Ulster County, NY, IDA
1,750	6.00%, 09/15/2037	1,185
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
3,000	6.00%, 09/15/2027	2,033
	Ulster County, NY, Industrial Development Agency Obligor: Kingston Regional Senior Living Corp
2,000	6.00%, 09/15/2042	1,354
	Yonkers, NY
885	3.00%, 08/15/2019	937
		29,731
	North Carolina - 0.7%
	North Carolina Medical Care Commission Retirement FA Rev, First Mortgage Galloway Ridge
1,555	5.88%, 01/01/2031	1,658
	North Carolina State Medical Care Commission Obligor: Galloway Ridge, Inc
1,000	6.00%, 01/01/2039	1,064
		2,722
	Ohio - 3.3%
	Allen County, OH, Hospital Fac Rev
2,000	5.00%, 05/01/2023	2,345
	Buckeye, OH, Tobacco Settlement FA
4,580	6.00%, 06/01/2042	4,176
5,795	6.50%, 06/01/2047	5,594
	Ohio State Hospital Fac Rev
880	5.50%, 01/01/2039	988
		13,103
	Oregon - 0.8%
	Oregon State Health & Science University Rev
2,500	5.00%, 07/01/2020 - 07/01/2022	3,018

	Other U.S. Territories - 0.5%
	Guam Government Power Auth Rev
1,000	5.00%, 10/01/2030	1,122
	Guam Government, Limited Obligation Rev Section 30 Ser A
935	5.75%, 12/01/2034	1,050
		2,172

3

The Hartford Municipal Opportunities Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 90.6% - (continued)
	Pennsylvania - 4.5%
	Allegheny County, PA, Industrial DA Charter School
$1,190	6.75%, 08/15/2035	$1,265
	Allegheny County, PA, Public Imps GO
2,500	5.00%, 12/01/2034	2,805
	Harrisburg, PA CommonWealth Financing Auth
2,000	5.00%, 06/01/2030	2,320
	Pennsylvania State GO
1,000	7.00%, 07/15/2028	1,160
	Pennsylvania State IDA
2,250	5.00%, 07/01/2021	2,687
	Pennsylvania State Turnpike Commission Rev
1,335	6.00%, 06/01/2028	1,632
	Philadelphia, PA, Municipal Auth
750	6.38%, 04/01/2029	872
800	6.50%, 04/01/2034	927
	Pittsburgh, PA, School Dist GO
2,325	5.00%, 09/01/2021 - 09/01/2023	2,796
	Susquehanna, PA, Regional Airport Auth System Rev
1,000	5.00%, 01/01/2019	1,110
		17,574
	Rhode Island - 0.4%
	Cranston, RI GO
1,415	5.00%, 07/01/2019	1,609

	South Carolina - 0.2%
	Lancaster County, SC, Sun City Assessment
1,987	0.00%, 11/01/2017 ●	934

	South Dakota - 1.1%
	South Dakota State Education Enhancement
4,030	6.50%, 06/01/2032	4,155
	South Dakota State Housing DA
185	6.13%, 05/01/2033	185
		4,340
	Tennessee - 0.2%
	Johnson City, TN, Health & Educational Fac Board Hospital Rev
500	6.50%, 07/01/2038	611

	Texas - 8.9%
	Brazos Harbor, TX, Industrial Development Corp
1,500	5.90%, 05/01/2038	1,700
	Brazos River Harbor, TX, Navigation Dist
1,000	5.95%, 05/15/2033	1,146
	Clifton, TX, Higher Education Fin Corp
2,000	8.75%, 02/15/2028	2,290
	Dallas-Fort Worth, TX, International Airport Fac Improvement Corp
2,000	6.15%, 01/01/2016	2,003
	Dallas-Fort Worth, TX, International Airport Rev
2,000	5.00%, 11/01/2038	2,189
	Houston, TX, Higher Education Fin Corp
465	5.88%, 05/15/2021	545
	Kimble County, TX, Hospital Dist GO
2,500	6.25%, 08/15/2033	2,865
	Lewisville, TX, Combination Contract Rev (Prerefunded with US Gov't Securities)
60	6.13%, 09/01/2029	65
	Lower Colorado River, TX, Auth Rev
55	7.25%, 05/15/2037	61
	Maverick County, TX, Public Fac Corp Proj Rev
1,325	6.25%, 02/01/2024	1,160
	North, TX, Tollway Auth Rev
2,995	5.00%, 01/01/2022	3,576
	San Antonio, TX, Airport System Rev
1,985	5.00%, 07/01/2023	2,335
	Texas Private Activity Surface Transportation, LBJ Infrastructure Group
1,000	7.00%, 06/30/2040	1,212
	Texas State Midwest Public Fac Corp Rev
3,000	0.00%, 10/01/2030 ●	900
	Texas State Municipal Gas Acquisition & Supply
1,320	5.63%, 12/15/2017	1,477
	Texas State Private Activity Surface Transportation
3,000	6.88%, 12/31/2039	3,576
	Texas State Public FA Charter School
3,555	5.38%, 02/15/2037	3,723
1,000	6.20%, 02/15/2040	1,202
	Travis County, TX, Health Fac Development
2,000	7.13%, 11/01/2040	2,387
	Travis County, TX, Health Fac, Querencia Barton Creek Project
600	5.65%, 11/15/2035	614
		35,026
	Virginia - 2.3%
	Fairfax County, VA Econ DA
1,000	5.00%, 12/01/2032	1,028
	Norfolk, VA, Redev & Housing Auth Rev Obligor: Fort Norfolk Retirement Community, Inc
1,005	6.13%, 01/01/2035	1,011
	Route 460 Funding Corp Toll Road Rev
2,500	5.13%, 07/01/2049	2,735
	Virginia State Small Business FA Rev Obligor: Hamptons Road Pronton Beam Therapy
2,000	9.00%, 07/01/2039	2,175
	Washington County, VA, Industrial DA Hospital
1,750	7.75%, 07/01/2038	2,206
		9,155
	Washington - 3.4%
	Grant County, WA, Utility Dist #2
3,730	5.00%, 01/01/2022 - 01/01/2023	4,410
	King County, WA, Public Hospital GO
3,000	7.25%, 12/01/2038	3,149
	Washington State Health Care Facilities Auth, VA Mason Medical
3,600	6.13%, 08/15/2037	3,967
	Washington State, Health Care Fac Auth
1,650	5.00%, 10/01/2042 ‡	1,965
		13,491

4

The Hartford Municipal Opportunities Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 90.6% - (continued)
	West Virginia - 0.9%
	West Virginia State Econ DA Solid Waste Disposal Fac
$915	2.25%, 01/01/2041		$926
	West Virginia State Hospital FA
2,000	9.13%, 10/01/2041		2,575
			3,501
	Wisconsin - 2.8%
	Wisconsin State GO
185	5.75%, 05/01/2033		223
1,295	6.00%, 05/01/2036		1,584
	Wisconsin State Health & Educational Fac Auth Rev
6,000	5.00%, 02/15/2040 - 04/01/2042		6,607
2,465	5.25%, 08/15/2024		2,677
			11,091
	Total municipal bonds
	(cost $327,930)		$355,525

	Total long-term investments
	(cost $327,930)		$355,525

SHORT-TERM INVESTMENTS - 7.2%
	Investment Pools and Funds - 7.2%
28,420	JP Morgan Tax Free Money Market Fund		$28,420

	Total short-term investments
	(cost $28,420)		$28,420

	Total investments
	(cost $356,350) ▲	97.8%	$383,945
	Other assets and liabilities	2.2%	8,833
	Total net assets	100.0%	$392,778

5

The Hartford Municipal Opportunities Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	Also represents cost for tax purposes.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $7,276, which represents 1.9% of total net assets.

λ	Inverse floating rate certificate issued by a third party securitization trust and purchased directly through a cash transaction; rate varies inversely to short-term interest rates and the rate presented is the effective rate at January 31, 2013.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $995 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Distribution by Credit Quality

as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	1.7%
Aa / AA	16.8
A	32.2
Baa / BBB	14.9
Ba / BB	4.6
B	4.7
Caa / CCC or Lower	0.2
Unrated	15.5
Non-Debt Securities and Other Short-Term Instruments	7.2
Other Assets & Liabilities	2.2
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

6

The Hartford Municipal Opportunities Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Diversification by Industry

as of January 31, 2013

Industry	Percentage of Net Assets
Airport Revenues	8.4%
General Obligations	11.4
Health Care/Services	23.4
Higher Education (Univ., Dorms, etc.)	9.5
Housing (HFA'S, etc.)	1.7
Industrial	3.0
Land Development	0.6
Miscellaneous	10.7
Pollution Control	0.7
Prerefunded	0.5
Special Tax Assessment	2.5
Tax Allocation	6.0
Transportation	4.4
Utilities - Combined	0.4
Utilities - Electric	5.8
Utilities - Gas	1.1
Utilities - Water and Sewer	0.3
Waste Disposal	0.2
Short-Term Investments	7.2
Other Assets and Liabilities	2.2
Total	100.0%

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	355,525	—	355,525	—
Short-Term Investments	28,420	28,420	—	—
Total	$383,945	$28,420	$355,525	$—

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

7

The Hartford Quality Bond Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 21.2%
	Finance and Insurance - 21.2%
	Ally Master Owner Trust
$250	1.72%, 07/15/2019	$253
	AmeriCredit Automobile Receivables Trust
60	2.76%, 05/09/2016	61
250	4.98%, 01/08/2018 ‡	267
	Bear Stearns Commercial Mortgage Securities, Inc.
205	4.67%, 06/11/2041 ‡	221
	Commercial Mortgage Pass-Through Certificates
230	5.12%, 06/10/2044 ‡	251
	First Horizon Mortgage Pass-through Trust
295	2.52%, 08/25/2037 Δ	242
	Ford Credit Floorplan Master Owner Trust
275	1.11%, 01/15/2016 ‡Δ	276
	FREMF Mortgage Trust
153	3.49%, 11/25/2016 ■Δ	155
	Goldman Sachs Mortgage Securities Corp.
450	5.79%, 08/10/2045 ‡Δ	515
	Goldman Sachs Mortgage Securities Corp. II
230	3.38%, 05/10/2045 ‡	245
	Greenwich Capital Commercial Funding Corp.
241	5.44%, 03/10/2039 ‡Δ	274
	GSR Mortgage Loan Trust
244	2.94%, 04/25/2036 Δ	208
	Indymac Index Mortgage Loan Trust
127	3.17%, 06/25/2036 Δ	91
102	5.41%, 08/25/2036 Δ	102
	J.P. Morgan Chase Commercial Mortgage Security
210	4.07%, 09/15/2020 ■	235
	LB-UBS Commerical Mortgage Trust
90	5.37%, 09/15/2039 Δ	103
	RFMSI Trust
260	3.23%, 09/25/2035 Δ	240
307	3.46%, 02/25/2036 ‡Δ	267
	Santander Drive Automotive Receivables Trust
150	2.50%, 12/15/2015	152
153	2.90%, 06/15/2014	157
100	3.82%, 08/15/2017	105
	Wamu Mortgage Pass-Through Certificates
228	5.50%, 03/25/2035	217
	Washington Mutual Mortgage Pass-Through
53	0.36%, 02/25/2037 Δ	36
	Wells Fargo Mortgage Backed Securities Trust
209	2.63%, 10/25/2036 ‡Δ	194
292	2.64%, 10/25/2036 Δ	259
282	3.10%, 10/25/2036 ‡Δ	263
		5,389

	Total asset & commercial mortgage backed securities
	(cost $5,233)	$5,389

U.S. GOVERNMENT AGENCIES - 76.6%
	FHLMC - 20.1%
1,410	3.50%, 02/15/2041 ☼	1,482
1,350	4.00%, 02/15/2040 ☼	1,431
1,270	4.50%, 02/15/2040 ☼	1,351
790	5.00%, 02/15/2040 ☼	850
		5,114
	FNMA - 20.0%
700	2.50%, 02/12/2028 ☼	725
499	2.71%, 12/01/2027	485
375	2.95%, 01/01/2028	377
1,180	3.00%, 02/15/2026 - 02/15/2043 ☼	1,230
710	3.50%, 02/15/2026 ☼	751
444	4.00%, 03/01/2041	473
343	4.50%, 02/15/2040 - 08/01/2041 ☼	375
270	5.50%, 02/15/2040 ☼	293
340	6.00%, 02/15/2040 ☼	371
		5,080
	GNMA - 36.5%
1,000	3.00%, 02/15/2043 ☼	1,043
2,500	3.50%, 02/15/2041 - 02/15/2042 ☼	2,686
700	4.00%, 02/15/2040 ☼	761
870	4.50%, 02/15/2040 ☼	949
500	5.00%, 02/15/2040 ☼	544
1,446	5.50%, 04/15/2039 - 02/15/2040 ☼	1,582
1,500	6.00%, 02/15/2040 ☼	1,686
		9,251
	Total U.S. government agencies
	(cost $19,538)	$19,445

	Total long-term investments
	(cost $24,771)	$24,834

SHORT-TERM INVESTMENTS - 71.3%
Repurchase Agreements - 71.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,620, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $2,673)
$2,620	0.16%, 01/31/2013 ‡	$2,620
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $1,950, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $1,989)
1,950	0.16%, 01/31/2013 ‡	1,950
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,171, collateralized by U.S. Treasury Note 0.25%, 2015, value of $1,195)
1,171	0.13%, 01/31/2013 ‡	1,171

1

The Hartford Quality Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 71.3% - (continued)
Repurchase Agreements - 71.3% - (continued)
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,614, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $2,666)
$2,614	0.13%, 01/31/2013 ‡		$2,614
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,789, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $1,825)
1,789	0.17%, 01/31/2013 ‡		1,789
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $4,373, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $4,460)
4,373	0.13%, 01/31/2013 ‡		4,373
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $3,076, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $3,137)
3,076	0.15%, 01/31/2013 ‡		3,076
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $50, collateralized by U.S. Treasury Note 0.63%, 2017, value of $51)
50	0.12%, 01/31/2013		50
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $444, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $453)
444	0.15%, 01/31/2013 ‡		444
			18,087
	Total short-term investments
	(cost $18,087)		$18,087

	Total investments
	(cost $42,858) ▲	169.1%	$42,921
	Other assets and liabilities	(69.1)%	(17,546)
	Total net assets	100.0%	$25,375

2

The Hartford Quality Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $42,858 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$172
Unrealized Depreciation	(109)
Net Unrealized Appreciation	$63

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $390, which represents 1.5% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $17,692 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Futures Contracts Outstanding at January 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	8	03/19/2013	$1,058	$1,050	$(8)
U.S. Treasury 5-Year Note Future	4	03/28/2013	498	495	(3)
U.S. Treasury CME Ultra Long Term Bond Future	5	03/19/2013	831	783	(48)
					$(59)
Short position contracts:
U.S. Treasury 30-Year Bond Future	1	03/19/2013	$144	$144	$–
					$(59)

* The number of contracts does not omit 000's.

Cash of $28 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2013.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Quality Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality
as of January 31, 2013
Credit Rating *	Percentage of Net Assets
Aaa / AAA	5.2%
Aa / AA	3.6
A	2.3
Baa / BBB	2.6
B	0.4
Caa / CCC or Lower	7.1
U.S. Government Agencies and Securities	76.6
Non-Debt Securities and Other Short-Term Instruments	71.3
Other Assets & Liabilities	(69.1)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$5,389	$–	$5,136	$253
U.S. Government Agencies	19,445	–	19,068	377
Short-Term Investments	18,087	–	18,087	–
Total	$42,921	$–	$42,291	$630
Liabilities:
Futures *	59	59	–	–
Total	$59	$59	$–	$–

♦	For the period November 30, 2012, (commencement of operations) through January 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of November 30, 2012*	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$12	†	$—	$242	$(1)	$—	$—	$253
U.S. Government Agencies	—	—	(6	)‡	—	383	—	—	—	377
Total	$—	$—	$6		$—	$625	$(1)	$—	$—	$630

*	Commenced operations on November 30, 2012.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $12.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(6).

4

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 20.2%
Finance and Insurance - 19.0%
	Captive Auto Finance - 4.9%
	Ally Automotive Receivables Trust
$1,700	0.70%, 12/21/2015	$1,700
112	1.38%, 07/15/2014	113
1,000	2.29%, 11/16/2015 ■	1,019
1,500	3.29%, 03/15/2015 ■	1,538
	Ally Master Owner Trust
1,975	1.21%, 06/15/2017	1,991
2,695	1.54%, 09/15/2019	2,712
	AmeriCredit Automobile Receivables Trust
2,775	0.62%, 06/08/2017	2,773
8	0.90%, 09/08/2014	7
	Credit Acceptance Automotive Loan Trust
1,115	2.20%, 09/16/2019 ■	1,131
	Ford Credit Automotive Owner Trust
2,500	2.62%, 10/15/2016	2,589
	Ford Credit Floorplan Master Owner Trust
2,300	0.74%, 09/15/2016	2,300
	Harley-Davidson Motorcycle Trust
500	1.99%, 01/15/2016	503
	Hyundai Automotive Receivables Trust
650	1.65%, 02/15/2017	662
2,100	2.27%, 02/15/2017	2,159
	Mercedes-Benz Master Owner Trust
1,560	0.79%, 11/16/2015 ■	1,558
	Motor plc
345	1.29%, 02/25/2020 ■	346
	Prestige Automotive Receivables Trust
1,132	1.23%, 12/15/2015 ■	1,137
	Volvo Financial Equipment LLC
1,836	0.91%, 08/17/2015 ■	1,842
	World Omni Automotive Receivables Trust
1,500	2.33%, 09/15/2016	1,530
		27,610
	Credit Card Issuing - 2.0%
	American Express Credit Account Master Trust
2,072	0.77%, 05/15/2018	2,072
	Bank One Issuance Trust
2,260	4.77%, 02/16/2016	2,294
	Citibank Omni Master Trust
2,525	2.96%, 08/15/2018 ■Δ	2,624
	Golden Credit Card Trust
2,750	0.79%, 09/15/2017 ■	2,752
	Master Credit Card Trust
1,365	0.78%, 04/21/2017 ■	1,365
		11,107
	Real Estate Credit (Mortgage Banking) - 12.1%
	Avis Budget Rental Car Funding AESOP LLC
1,800	1.85%, 11/20/2013 ■	1,816
	Bayview Commercial Asset Trust
6,502	0.00%, 01/25/2037 ■►	237
6,786	13.02%, 09/25/2037 ■►	637
	Bear Stearns Commercial Mortgage Securities, Inc.
30,888	4.13%, 02/11/2041 ►	5
	CBA Commercial Small Balance Commercial Mortgage
5,929	8.52%, 01/25/2039 ■►	237
	CFCRE Commercial Mortgage Trust
1,500	3.76%, 04/15/2044 ■	1,624
	Chesapeake Funding LLC
1,185	0.96%, 11/07/2023 ■Δ	1,191
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,222	0.69%, 09/10/2045	2,217
	Commercial Mortgage Pass-Through Certificates
1,173	0.67%, 11/15/2045	1,171
1,572	0.70%, 10/15/2045	1,569
1,210	0.82%, 08/15/2045	1,211
2,470	3.16%, 11/01/2015 ■	2,603
	DBUBS Mortgage Trust
3,070	2.63%, 01/01/2021 ■►	149
1,345	3.64%, 08/10/2044	1,456
2,519	3.74%, 11/10/2046 ■	2,713
	Equity One ABS, Inc.
20	2.70%, 07/25/2034 Δ	–
	GE Dealer Floorplan Master Note Trust
2,000	0.64%, 10/20/2017 Δ	2,004
	GMAC Commercial Mortgage Securities, Inc.
919	6.50%, 05/15/2035 ■	933
	Goldman Sachs Mortgage Securities Corp. II
953	5.28%, 08/10/2038	967
199	5.48%, 11/10/2039	202
1,500	5.55%, 04/10/2038	1,677
	Goldman Sachs Mortgage Securities Trust
1,600	0.66%, 11/10/2045	1,596
	Hasco HIM Trust
45	0.00%, 12/26/2035 ■●	–
	HLSS Servicer Advance Receivables Backed Notes
885	2.29%, 01/15/2048 ■	880
	John Deere Owner Trust
1,870	1.96%, 04/16/2018	1,908
	JP Morgan Chase Commercial Mortgage Securities Corp.
943	0.71%, 10/15/2045 Δ	942
950	3.36%, 11/13/2044 ■	1,018
2,837	3.85%, 06/15/2043 ■	3,012
48	4.30%, 01/15/2038	49
556	4.93%, 09/12/2037	568
231	4.96%, 08/15/2042	233
1,450	5.58%, 06/12/2041 Δ	1,534
	LB-UBS Commercial Mortgage Trust
115	5.30%, 02/15/2040	115
	Long Beach Asset Holdings Corp.
180	0.00%, 04/25/2046 ■●	–
	Merrill Lynch Mortgage Trust
12,693	0.25%, 09/12/2042 Δ	3
1,000	4.86%, 08/12/2039	1,058

1

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 20.2% - (continued)
Finance and Insurance - 19.0% - (continued)
	Real Estate Credit (Mortgage Banking) - 12.1% - (continued)
	Merrill Lynch Mortgage Trust - (continued)
$1,000	5.85%, 06/12/2050 Δ	$1,058
	Merrill Lynch/Countrywide Commercial Mortgage Trust
220	5.11%, 12/12/2049	222
	Morgan Stanley BAML Trust
755	0.66%, 11/15/2045	754
	Morgan Stanley Capital I
1,400	3.22%, 07/15/2049	1,504
1,500	3.88%, 09/15/2047 ■	1,622
2,500	4.97%, 04/14/2040	2,621
2,351	5.11%, 06/15/2040	2,455
	Morgan Stanley Re-Remic Trust
2,642	1.00%, 03/29/2051 ■	2,601
	National Credit Union Administration
754	1.60%, 10/29/2020	768
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ■●	–
	SBA Tower Trust
1,310	2.93%, 12/15/2017 ■	1,352
	Silverstone Master Issuer plc
415	1.85%, 01/21/2055 ■Δ	427
	Sovereign Commercial Mortgage Securities
198	5.98%, 07/22/2030 ■Δ	200
	UBS Commercial Mortgage Trust
1,984	1.03%, 05/10/2045	1,996
	UBS-Barclays Commercial Mortgage Trust
2,595	0.73%, 08/10/2049	2,592
	Voyager Countrywide Delaware Trust
402	7.72%, 11/26/2035 ■○	334
	Wachovia Bank Commercial Mortgage Trust
309	4.50%, 10/15/2041	313
2,000	4.80%, 10/15/2041	2,123
1,105	4.94%, 04/15/2042	1,193
2,575	5.29%, 12/15/2044 Δ	2,848
1,500	5.48%, 04/15/2047	1,566
	WF-RBS Commercial Mortgage Trust
2,644	0.67%, 11/15/2045	2,640
		68,724
		107,441
Real Estate, Rental and Leasing - 0.7%
	Automotive Equipment Rental and Leasing - 0.7%
	ARI Fleet Lease Trust
1,242	0.51%, 01/15/2021 ■Δ	1,242
	Enterprise Fleet Financing LLC
725	0.72%, 04/20/2018 ■	725
1,894	1.90%, 10/20/2016 ■	1,915
		3,882
Transportation Equipment Manufacturing - 0.5%
	Railroad Rolling Stock Manufacturing - 0.5%
	GE Equipment Transportation LLC
2,051	0.62%, 07/25/2016	2,052
730	0.99%, 11/23/2015	734
		2,786
	Total asset & commercial mortgage backed securities
	(cost $113,656)	$114,109

CORPORATE BONDS - 54.6%
Arts, Entertainment and Recreation - 1.7%
	Cable and Other Subscription Programming - 1.3%
	Comcast Corp.
$1,000	5.85%, 11/15/2015	$1,134
	DirecTV Holdings LLC
915	1.75%, 01/15/2018	899
1,681	2.40%, 03/15/2017	1,715
1,100	3.50%, 03/01/2016	1,166
	Echostar DBS Corp.
725	7.13%, 02/01/2016	808
	Viacom, Inc.
1,650	1.25%, 02/27/2015	1,665
		7,387
	Radio and Television Broadcasting - 0.4%
	NBC Universal Media LLC
2,000	2.10%, 04/01/2014	2,032

		9,419
Beverage and Tobacco Product Manufacturing - 1.6%
	Beverage Manufacturing - 1.2%
	Anheuser-Busch InBev Worldwide, Inc.
1,730	1.38%, 07/15/2017	1,736
	Constellation Brands, Inc.
1,210	7.25%, 09/01/2016	1,385
	Diageo Capital plc
2,275	1.50%, 05/11/2017	2,294
	Molson Coors Brewing Co.
311	2.00%, 05/01/2017	317
	Pernod-Ricard S.A.
1,000	2.95%, 01/15/2017 ■	1,044
		6,776
	Tobacco Manufacturing - 0.4%
	Altria Group, Inc.
500	7.75%, 02/06/2014	535
	Lorillard Tobacco Co.
180	2.30%, 08/21/2017	182
	Reynolds American, Inc.
1,300	1.05%, 10/30/2015	1,299
		2,016
		8,792
Chemical Manufacturing - 0.9%
	Agricultural Chemical Manufacturing - 0.3%
	Yara International ASA
1,750	5.25%, 12/15/2014 ■	1,878

2

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 54.6% - (continued)
Chemical Manufacturing - 0.9% - (continued)
	Basic Chemical Manufacturing - 0.5%
	Airgas, Inc.
$1,000	2.85%, 10/01/2013	$1,014
	Dow Chemical Co.
429	7.60%, 05/15/2014	466
	PPG Industries, Inc.
1,500	1.90%, 01/15/2016	1,539
		3,019
	Other Chemical and Preparation Manufacturing - 0.1%
	Ecolab, Inc.
375	1.45%, 12/08/2017	372

		5,269
Computer and Electronic Product Manufacturing - 1.6%
	Computer and Peripheral Equipment Manufacturing - 0.9%
	Hewlett-Packard Co.
4,000	2.60%, 09/15/2017	3,917
	Seagate Technology plc
1,140	10.00%, 05/01/2014 ■	1,220
		5,137
	Navigational, Measuring, and Control Instruments - 0.3%
	Lockheed Martin Corp.
1,805	2.13%, 09/15/2016	1,875

	Semiconductor, Electronic Component Manufacturing - 0.4%
	Intel Corp.
2,250	1.35%, 12/15/2017	2,242

		9,254
Construction - 0.2%
	Residential Building Construction - 0.2%
	CRH America, Inc.
1,340	5.30%, 10/15/2013	1,380

Finance and Insurance - 33.2%
	Activities Related To Credit Banking - 0.1%
	Western Union Co
430	2.38%, 12/10/2015	437

	Captive Auto Finance - 2.3%
	American Honda Finance Corp.
2,000	3.50%, 03/16/2015 ■	2,112
	Ford Motor Credit Co. LLC
1,500	2.38%, 01/16/2018	1,480
1,700	2.75%, 05/15/2015	1,736
	Harley-Davidson Financial Services, Inc.
1,385	1.15%, 09/15/2015 ■	1,390
810	3.88%, 03/15/2016 ■	865
	Hyundai Capital America
2,500	2.13%, 10/02/2017 ■	2,501
	Nissan Motor Co., Ltd.
2,695	1.95%, 09/12/2017 ■	2,723
		12,807
	Commercial Banking - 4.8%
	Banco Santander Brasil S.A.
980	4.25%, 01/14/2016 ■	1,017
	Barclays Bank plc
1,145	6.05%, 12/04/2017 ■	1,278
	BNP Paribas
1,650	2.38%, 09/14/2017	1,677
	Commonwealth Bank of Australia
1,500	2.13%, 03/17/2014 ■	1,522
	Credit Suisse New York
1,000	1.27%, 01/14/2014 Δ	1,007
	DNB ASA
2,000	3.20%, 04/03/2017 ■	2,121
	ING Bank N.V.
1,500	2.00%, 09/25/2015 ■	1,522
	Intesa Sanpaolo
1,500	3.13%, 01/15/2016	1,489
	Key Bank NA
1,000	1.65%, 02/01/2018	1,004
2,000	4.95%, 09/15/2015	2,186
	Manufacturers & Traders Trust Co.
1,045	5.59%, 12/28/2020	1,047
	National Australia Bank Ltd.
1,000	1.02%, 04/11/2014 ■Δ	1,007
	Nordea Bank AB
833	1.20%, 01/14/2014 ■Δ	840
1,420	2.25%, 03/20/2015 ■	1,458
	Santander Holdings USA, Inc.
738	4.63%, 04/19/2016	785
	State Street Bank & Trust Co.
800	0.51%, 12/08/2015 Δ	792
	Svenska Handelsbanken AB
1,000	3.13%, 07/12/2016	1,065
1,000	4.88%, 06/10/2014 ■	1,053
	Union Bank NA
2,000	5.95%, 05/11/2016	2,265
	Westpac Banking Corp.
1,000	1.04%, 03/31/2014 ■Δ	1,006
1,000	2.10%, 08/02/2013	1,009
		27,150
	Credit Card Issuing - 0.1%
	Capital One Financial Corp.
750	6.25%, 11/15/2013	783

	Depository Credit Banking - 8.0%
	Bank of America Corp.
5,000	1.50%, 10/09/2015	5,013
3,000	2.00%, 01/11/2018	2,978
	Bank of New York Mellon Corp.
1,500	1.97%, 06/20/2017 Δ	1,539
	Bank of Nova Scotia
1,500	1.38%, 12/18/2017	1,497
	BB&T Corp.
815	1.60%, 08/15/2017	821
1,000	5.70%, 04/30/2014	1,063

3

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 54.6% - (continued)
Finance and Insurance - 33.2% - (continued)
	Depository Credit Banking - 8.0% - (continued)
	Citigroup, Inc.
$1,250	1.25%, 01/15/2016 ‡	$1,244
2,479	3.95%, 06/15/2016 ‡	2,660
2,000	4.45%, 01/10/2017 ‡	2,195
2,000	4.59%, 12/15/2015 ‡	2,174
	Comerica, Inc.
1,000	3.00%, 09/16/2015	1,054
	Credit Suisse of New York, New York
630	2.20%, 01/14/2014	640
	Fifth Third Bancorp
2,000	0.42%, 05/17/2013 Δ	1,998
636	3.63%, 01/25/2016	678
1,000	4.75%, 02/01/2015	1,070
	HSBC Bank plc
950	0.96%, 08/12/2013 ■Δ	953
	HSBC Bank USA
3,590	1.63%, 01/16/2018 ‡	3,585
	PNC Funding Corp.
907	2.70%, 09/19/2016	957
1,500	3.63%, 02/08/2015	1,585
	Santander Holdings USA, Inc.
715	3.00%, 09/24/2015	732
	SunTrust Banks, Inc.
2,500	0.61%, 04/01/2015 Δ	2,445
	Toronto-Dominion Bank
2,000	2.50%, 07/14/2016	2,093
	U.S. Bancorp
2,250	1.65%, 05/15/2017	2,275
	Wells Fargo & Co.
2,035	1.50%, 01/16/2018	2,030
1,000	2.10%, 05/08/2017	1,028
	Wells Fargo Bank NA
1,000	0.52%, 05/16/2016 Δ	983
		45,290
	Insurance Carriers - 3.8%
	Aetna, Inc.
635	1.50%, 11/15/2017	634
	American International Group, Inc.
1,500	3.65%, 01/15/2014	1,542
	Cigna Corp.
503	2.75%, 11/15/2016	529
	CNA Financial Corp.
2,000	6.50%, 08/15/2016	2,307
	Jackson National Life Global Funding
2,500	5.38%, 05/08/2013 ■	2,532
	MetLife Global Funding I
1,480	1.50%, 01/10/2018 ■	1,469
2,100	1.70%, 06/29/2015 ■	2,141
	MetLife Institutional Funding II
3,500	1.63%, 04/02/2015 ■	3,562
	New York Life Global Funding
2,000	2.45%, 07/14/2016 ■	2,089
	Principal Financial Group, Inc.
365	1.85%, 11/15/2017	367
	Principal Life Global Funding II
1,390	1.00%, 12/11/2015 ■	1,388
	Prudential Financial, Inc.
2,000	6.20%, 01/15/2015	2,199
	Wellpoint, Inc.
1,000	2.38%, 02/15/2017	1,029
		21,788
	International Trade Financing (Foreign Banks) - 2.0%
	Canadian Imperial Bank of Commerce
2,000	0.90%, 10/01/2015	2,001
	Corpoacion Andina De Fomento
1,500	3.75%, 01/15/2016	1,582
1,000	5.20%, 05/21/2013	1,012
	Royal Bank of Canada
1,500	1.50%, 01/16/2018	1,498
	Royal Bank of Scotland plc
1,260	2.55%, 09/18/2015	1,299
	Standard Chartered plc
3,570	3.20%, 05/12/2016 ■	3,762
		11,154
	Monetary Authorities - Central Bank - 1.2%
	ABN Amro Bank N.V.
1,500	1.38%, 01/22/2016 ■	1,499
1,429	4.25%, 02/02/2017 ■	1,549
	Bank of Montreal
1,600	0.78%, 09/11/2015 Δ	1,607
	Lloyds Banking Group plc
1,500	4.38%, 01/12/2015 ■	1,594
	Lloyds TSB Bank plc
820	4.20%, 03/28/2017	905
		7,154
	Nondepository Credit Banking - 4.2%
	American Express Co.
1,500	1.75%, 06/12/2015	1,528
	American Express Credit Corp.
2,000	2.80%, 09/19/2016	2,113
	Capital One Bank
2,441	6.50%, 06/13/2013	2,492
	Capital One Financial Corp.
1,455	2.15%, 03/23/2015	1,485
	CIT Group, Inc.
1,000	4.75%, 02/15/2015 ■	1,050
	General Electric Capital Corp.
2,000	1.00%, 01/08/2016	1,999
1,250	1.60%, 11/20/2017	1,247
3,000	1.63%, 07/02/2015	3,050
3,000	2.30%, 04/27/2017	3,090
	General Motors Financial Co., Inc.
1,500	4.75%, 08/15/2017 ■	1,567
	SLM Corp.
750	3.88%, 09/10/2015	780
610	6.00%, 01/25/2017	674
	Toyota Motor Credit Corp.
900	1.25%, 10/05/2017	896
1,750	1.75%, 05/22/2017	1,785
		23,756

4

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 54.6% - (continued)
Finance and Insurance - 33.2% - (continued)
	Other Financial Investment Activities - 1.3%
	BP Capital Markets plc
$1,000	0.70%, 11/06/2015 ‡	$998
2,250	1.85%, 05/05/2017 ‡	2,296
	Xstrata Canada Finance Corp.
2,000	2.85%, 11/10/2014 ■	2,055
	Xstrata Finance Canada Ltd.
2,000	1.80%, 10/23/2015 ■	2,016
		7,365
	Real Estate Investment Trust (REIT) - 1.3%
	Health Care, Inc.
1,010	2.25%, 03/15/2018	1,014
688	3.63%, 03/15/2016	729
	Host Marriott L.P.
501	6.75%, 06/01/2016	514
	Simon Property Group, Inc.
1,965	1.50%, 02/01/2018 ■	1,945
	Ventas Realty L.P.
3,000	2.00%, 02/15/2018	2,994
		7,196
	Securities and Commodity Contracts and Brokerage - 4.1%
	Goldman Sachs Group, Inc.
2,250	1.60%, 11/23/2015	2,261
2,500	2.38%, 01/22/2018	2,506
1,279	3.63%, 02/07/2016	1,354
	JP Morgan Chase & Co.
3,000	0.64%, 06/13/2016 Δ	2,944
3,000	1.80%, 01/25/2018	2,990
1,500	2.00%, 08/15/2017	1,516
	Merrill Lynch & Co., Inc.
2,000	6.05%, 05/16/2016	2,222
	Morgan Stanley
1,500	1.90%, 01/24/2014 Δ	1,512
2,000	3.80%, 04/29/2016	2,112
1,000	4.20%, 11/20/2014	1,045
	UBS AG Stamford CT
2,500	2.25%, 01/28/2014	2,539
		23,001
		187,881
Food Manufacturing - 0.3%
	Animal Slaughtering and Processing - 0.1%
	ConAgra Foods, Inc.
345	1.90%, 01/25/2018	346
	JBS USA LLC
483	11.63%, 05/01/2014	538
		884
	Sugar and Confectionery Product Manufacturing - 0.2%
	Wrigley Jr., William Co.
1,000	3.05%, 06/28/2013 ■	1,008

		1,892
Furniture and Related Product Manufacturing - 0.7%
	Household, Institution Furniture, Kitchen Cabinet - 0.7%
	Masco Corp.
1,450	4.80%, 06/15/2015	1,517
	Newell Rubbermaid, Inc.
2,000	2.00%, 06/15/2015	2,037
355	2.05%, 12/01/2017	355
		3,909
Health Care and Social Assistance - 2.0%
	General Medical and Surgical Hospitals - 0.0%
	Catholic Health Initiatives
195	1.60%, 11/01/2017	196

	Medical Equipment and Supplies Manufacturing - 0.3%
	Covidien International Finance S.A.
1,500	1.88%, 06/15/2013	1,508

	Pharmaceutical and Medicine Manufacturing - 1.5%
	AbbVie, Inc.
2,500	1.20%, 11/06/2015 ■	2,513
	Express Scripts Holding Co.
4,000	2.10%, 02/12/2015	4,087
	GlaxoSmithKline Capital, Inc.
1,000	1.50%, 05/08/2017	1,009
	Valeant Pharmaceuticals International
790	6.50%, 07/15/2016 ■	823
		8,432
	Scientific Research and Development Services - 0.2%
	Laboratory Corp. of America Holdings
1,411	2.20%, 08/23/2017	1,428

		11,564
Information - 2.2%
	Data Processing Services - 0.2%
	Affiliated Computer Services, Inc.
1,000	5.20%, 06/01/2015	1,077

	Satellite Telecommunications - 0.0%
	Inmarsat Finance plc
210	7.38%, 12/01/2017 ■	226

	Telecommunications - Other - 0.5%
	Telefonica Emisiones SAU
1,000	0.64%, 02/04/2013 Δ	1,000
	Vivendi S.A.
2,005	2.40%, 04/10/2015 ■	2,043
		3,043
	Telecommunications - Wired Carriers - 1.0%
	AT&T, Inc.
1,500	2.40%, 08/15/2016	1,564
	British Telecommunications plc
505	2.00%, 06/22/2015	517
	Deutsche Telekom International Finance B.V.
2,000	3.13%, 04/11/2016 ■	2,104
	Videotron Ltee
1,195	9.13%, 04/15/2018	1,264
		5,449

5

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 54.6% - (continued)
Information - 2.2% - (continued)
	Telecommunications - Wireless Carriers - 0.2%
	America Movil S.A.B. de C.V.
$1,200	2.38%, 09/08/2016	$1,240

	Wireless Communications Services - 0.3%
	Verizon Communications, Inc.
1,500	0.92%, 03/28/2014 Δ	1,510

		12,545
Machinery Manufacturing - 0.8%
	Agriculture, Construction, Mining and Machinery - 0.5%
	Case New Holland, Inc.
1,240	7.75%, 09/01/2013	1,277
	Ingersoll-Rand Global Holding Co.
1,385	6.00%, 08/15/2013	1,425
		2,702
	Commercial and Service Industry Machinery Manufacturing - 0.3%
	Xerox Corp.
1,960	1.71%, 09/13/2013 Δ	1,969

		4,671
Mining - 1.0%
	Metal Ore Mining - 0.6%
	Rio Tinto Finance USA Ltd.
2,050	2.00%, 03/22/2017	2,088
	Teck Resources Ltd.
1,500	2.50%, 02/01/2018	1,526
		3,614
	Nonmetallic Mineral Mining and Quarrying - 0.4%
	Vale Overseas Ltd.
1,720	6.25%, 01/23/2017	1,961

		5,575
Miscellaneous Manufacturing - 0.3%
	Aerospace Product and Parts Manufacturing - 0.3%
	Textron, Inc.
1,500	4.63%, 09/21/2016	1,628

Motor Vehicle and Parts Manufacturing - 0.7%
	Motor Vehicle Manufacturing - 0.7%
	Daimler Finance NA LLC
3,800	1.88%, 09/15/2014 - 01/11/2018 ■	3,822

Petroleum and Coal Products Manufacturing - 2.4%
	Oil and Gas Extraction - 1.5%
	Chesapeake Energy Corp.
660	9.50%, 02/15/2015	748
	Devon Energy Corp.
3,100	2.40%, 07/15/2016	3,206
	Petrobras International Finance Co.
1,100	3.88%, 01/27/2016	1,152
1,000	6.13%, 10/06/2016	1,123
	Statoilhydro ASA
391	3.88%, 04/15/2014	406
	Total Capital Canada Ltd.
685	1.45%, 01/15/2018	685
	Total Capital International S.A.
1,155	1.55%, 06/28/2017	1,163
		8,483
	Petroleum and Coal Products Manufacturing - 0.8%
	Hess Corp.
500	7.00%, 02/15/2014	530
	Schlumberger Norge AS
925	1.25%, 08/01/2017 ■	919
1,400	1.95%, 09/14/2016 ■	1,436
	Valero Energy Corp.
1,500	4.75%, 06/15/2013	1,525
		4,410
	Support Activities For Mining - 0.1%
	Transocean, Inc.
565	2.50%, 10/15/2017	567

		13,460
Pipeline Transportation - 0.8%
	Pipeline Transportation of Natural Gas - 0.8%
	Enterprise Products Operating LLC
235	1.25%, 08/13/2015	237
2,000	5.65%, 04/01/2013	2,014
	Kinder Morgan Energy Partners L.P.
790	3.50%, 03/01/2016	840
	TransCanada Pipelines Ltd.
1,500	0.75%, 01/15/2016	1,497
		4,588
Primary Metal Manufacturing - 0.7%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.7%
	ArcelorMittal
1,380	4.25%, 02/25/2015 - 03/01/2016	1,413
1,228	5.38%, 06/01/2013	1,241
1,000	9.50%, 02/15/2015	1,127
		3,781
Real Estate, Rental and Leasing - 0.8%
	Automotive Equipment Rental and Leasing - 0.4%
	Enterprise Rent-a-Car Finance Corp.
1,050	1.40%, 04/15/2016 ■	1,055
	Ryder System, Inc.
1,070	3.15%, 03/02/2015	1,104
		2,159
	General Rental Centers - 0.1%
	ERAC USA Finance Co.
564	2.75%, 07/01/2013 ■	569

	Industrial Machinery and Equipment Rental and Leasing - 0.3%
	International Lease Finance Corp.
1,750	6.75%, 09/01/2016 ■	1,973

		4,701
Retail Trade - 0.6%
	Automotive Parts, Accessories and Tire Stores - 0.4%
	Turlock Corp.
2,000	1.50%, 11/02/2017 ■	1,995

6

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 54.6% - (continued)
Retail Trade - 0.6% - (continued)
	Other Miscellaneous Store Retailers - 0.2%
	Amazon.com, Inc.
$1,385	1.20%, 11/29/2017	$1,370

		3,365
Truck Transportation - 0.4%
	Specialized Freight Trucking - 0.4%
	Penske Truck Leasing Co.
2,000	2.50%, 03/15/2016 ■	2,033
45	2.88%, 07/17/2018 ■	45
		2,078
Utilities - 0.7%
	Electric Generation, Transmission and Distribution - 0.7%
	American Electric Power Co., Inc.
500	1.65%, 12/15/2017	500
	Duke Energy Corp.
790	1.63%, 08/15/2017	790
	Pacific Gas & Electric Co.
2,295	6.25%, 12/01/2013	2,400
		3,690
Wholesale Trade - 1.0%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.6%
	Heineken N.V.
1,555	0.80%, 10/01/2015 ■	1,557
	SABMiller Holdings, Inc.
1,500	1.85%, 01/15/2015 ■	1,527
		3,084
	Machinery, Equipment and Supplies Wholesalers - 0.4%
	Pentair Finance S.A.
2,265	1.35%, 12/01/2015 ■	2,262

		5,346
	Total corporate bonds
	(cost $301,900)	$308,610

MUNICIPAL BONDS - 0.4%
	General Obligations - 0.4%
	Illinois State GO
$2,200	4.96%, 03/01/2016	$2,404

	Total municipal bonds
	(cost $2,386)	$2,404

SENIOR FLOATING RATE INTERESTS♦ - 15.4%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan
$210	2.76%, 11/23/2016	$210
	Las Vegas Sands LLC, Extended Term Loan
1,044	2.76%, 11/23/2016	1,048
	Pilot Travel Centers LLC
155	4.25%, 08/07/2019	157
		1,415
Administrative Waste Management and Remediation - 0.3%
	Business Support Services - 0.2%
	TransUnion LLC
1,225	5.50%, 02/10/2018	1,239

	Waste Treatment and Disposal - 0.1%
	ADS Waste Holdings, Inc.
480	5.25%, 10/09/2019	484

		1,723
Air Transportation - 0.7%
	Scheduled Air Transportation - 0.7%
	AWAS Finance Luxembourg S.A.
317	5.25%, 06/10/2016	323
	Delta Air Lines, Inc.
290	5.25%, 10/18/2018	294
	Delta Air Lines, Inc., Term Loan
1,542	5.50%, 04/20/2017	1,556
	United Air Lines, Inc.
1,650	2.25%, 02/01/2014	1,654
		3,827
Apparel Manufacturing - 0.1%
	Apparel Knitting Mills - 0.1%
	PVH Corp.
515	12/31/2019 ◊☼	519

Arts, Entertainment and Recreation - 1.0%
	Newspaper, Periodical, Book and Database Publisher - 0.2%
	Cenveo Corp.
1,361	7.00%, 12/21/2016	1,368

	Other Amusement and Recreation Industries - 0.3%
	ClubCorp Club Operations, Inc.
1,948	5.25%, 11/30/2016	1,979

	Radio and Television Broadcasting - 0.4%
	Cumulus Media Holdings, Inc.
2,062	4.50%, 09/17/2018	2,087

	Spectator Sports - 0.1%
	Penn National Gaming, Inc.
384	3.75%, 07/16/2018	386

		5,820
Chemical Manufacturing - 0.5%
	Basic Chemical Manufacturing - 0.3%
	Huntsman International LLC, Term Loan C
1,769	2.48%, 06/30/2016	1,771

	Other Chemical and Preparations Manufacturing - 0.2%
	DuPont Performance Coatings, Inc.
105	01/31/2020 ◊☼	107
	Ineos US Finance LLC
1,097	6.50%, 05/04/2018	1,120
		1,227
		2,998

7

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 15.4% - (continued)
Computer and Electronic Product Manufacturing - 0.3%
	Semiconductor, Electronic Components - 0.3%
	Freescale Semiconductor, Inc.
$1,750	4.46%, 12/01/2016	$1,751
	Spectrum Brands Holdings, Inc.
140	4.50%, 12/17/2019	142
		1,893
Educational Services - 0.1%
	Educational Support Services - 0.1%
	Bright Horizons Family Solutions, Inc.
515	01/23/2020 ◊☼	518

Finance and Insurance - 1.1%
	Captive Auto Finance - 0.4%
	Chrysler Group LLC
2,213	6.00%, 05/24/2017	2,256

	Insurance Carriers - 0.2%
	Asurion Corp., Term Loan
1,325	5.50%, 05/24/2018	1,338

	Other Financial Investment Activities - 0.2%
	Nuveen Investments, Inc.
500	5.76%, 05/13/2017	505
	Ocwen Financial Corp.
350	01/31/2018 ◊☼	354
		859
	Securities, Commodities and Brokerage - 0.3%
	RPI Finance Trust
1,586	4.00%, 11/09/2018	1,605

		6,058
Food Manufacturing - 0.4%
	Fruit and Vegetable Preserving and Specialty Foods - 0.3%
	Dole Food Co., Inc., Term Loan B2
613	5.02%, 07/08/2018	614
	Dole Food Co., Inc., Term Loan C2
1,104	5.02%, 07/08/2018	1,105
		1,719
	Other Food Manufacturing - 0.1%
	Pinnacle Foods Finance LLC
482	4.75%, 10/17/2018	489

		2,208
Food Services - 0.3%
	Full-Service Restaurants - 0.2%
	ARAMARK Corp.
1,000	3.46%, 07/26/2016	1,008

	Limited-Service Eating Places - 0.1%
	Wendy's International, Inc.
873	4.51%, 05/15/2019	883

		1,891
Health Care and Social Assistance - 2.0%
	General Medical and Surgical Hospitals - 0.2%
	HCA, Inc., Tranche B-2 Term Loan
1,006	3.56%, 03/31/2017	1,012
	HCA, Inc., Tranche B-3 Term Loan
294	3.45%, 05/01/2018	296
		1,308
	Health Care Services - 0.2%
	InVentiv Health, Inc., 1st Lien Consolidated Term Loan
266	7.50%, 08/04/2016	259
	InVentiv Health, Inc., Term Loan B2
640	7.75%, 05/15/2018	628
		887
	Medical Equipment and Supplies Manufacturing - 0.4%
	Bausch & Lomb, Inc.
990	5.25%, 05/17/2019	999
	DJO Finance LLC
577	5.20%, 11/01/2016	582
	Hologic, Inc.
612	4.50%, 08/01/2019	619
		2,200
	Other Residential Care Facilities - 0.2%
	Vanguard Health Holdings Co. II LLC
975	5.00%, 01/29/2016	984

	Outpatient Care Centers - 0.0%
	DaVita, Inc.
305	4.00%, 11/01/2019	308

	Pharmaceutical and Medicine Manufacturing - 0.9%
	Alere, Inc.
1,733	4.75%, 06/30/2017	1,752
	Immucor, Inc.
1,626	5.75%, 08/19/2018	1,649
	NBTY, Inc.
974	4.25%, 10/01/2017	976
	Warner Chilcott Corp., Term Loan B-1
250	4.25%, 03/15/2018	253
	Warner Chilcott Corp., Term Loan B-2
77	4.25%, 03/15/2018	78
	Warner Chilcott Corp., Term Loan B-3
172	4.25%, 03/15/2018	174
	Warner Chilcott plc
95	4.25%, 03/15/2018	96
		4,978
	Scientific Research and Development Services - 0.1%
	IMS Health, Inc.
244	4.50%, 08/26/2017	245
	Jazz Pharmaceuticals, Inc.
195	5.25%, 06/12/2018	196
		441
		11,106
Information - 3.5%
	Cable and Other Program Distribution - 0.7%
	Charter Communications Operating LLC
1,419	4.00%, 05/15/2019	1,439

8

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 15.4% - (continued)
Information - 3.5% - (continued)
	Cable and Other Program Distribution - 0.7% - (continued)
	Gray Television, Inc.
$366	4.75%, 10/12/2019	$372
	Mediacom Broadband LLC, Tranche F Term Loan
1,308	4.50%, 10/23/2017	1,310
	TWCC Holding Corp.
1,056	4.25%, 02/13/2017	1,067
		4,188
	Data Processing Services - 0.1%
	First Data Corp.
515	09/27/2018 ◊☼	515

	Other Information Services - 0.1%
	Rovi Solutions Corp.
787	4.00%, 03/29/2019	793

	Satellite Telecommunications - 0.3%
	Telesat Canada
1,633	4.25%, 03/28/2019	1,647

	Software Publishers - 1.0%
	Emdeon, Inc.
1,591	5.00%, 11/02/2018	1,612
	Kronos, Inc.
1,050	5.50%, 10/30/2019	1,059
	Lawson Software, Inc.
900	5.25%, 04/05/2018	912
	MISYS plc
1,751	7.25%, 12/12/2018	1,774
		5,357
	Telecommunications - Other - 0.6%
	Intelsat Jackson Holdings S.A.
2,214	4.50%, 04/02/2018	2,241
	Level 3 Financing, Inc.
402	4.75%, 08/01/2019	406
510	5.25%, 08/01/2019	517
	Nine Entertainment Group Ltd
385	12/31/2019 ◊☼	385
		3,549
	Telecommunications - Wireless Carriers - 0.7%
	Metro PCS Wireless, Inc., Tranche B-2 Term Loan
2,186	4.07%, 11/03/2016	2,197
	Syniverse Holdings, Inc.
1,523	5.00%, 04/23/2019	1,541
		3,738
	Wireless Communications Services - 0.0%
	Windstream Corp.
140	01/23/2020 ◊☼	141

		19,928
Mining - 0.4%
	Metal Ore Mining - 0.2%
	Fortescue Metals Group Ltd.
1,027	5.25%, 10/18/2017	1,040

	Mining and Quarrying Nonmetallic Mineral - 0.2%
	Arch Coal, Inc.
1,104	5.75%, 05/16/2018	1,132

		2,172
Miscellaneous Manufacturing - 0.4%
	Aerospace Product and Parts Manufacturing - 0.2%
	DigitalGlobe, Inc.
1,040	01/24/2020 ◊☼	1,052
	TransDigm Group, Inc.
150	4.00%, 02/14/2017	151
		1,203
	Miscellaneous Manufacturing - 0.2%
	Reynolds Group Holdings, Inc.
913	4.75%, 09/28/2018	926

		2,129
Motor Vehicle and Parts Manufacturing - 0.2%
	Motor Vehicle Parts Manufacturing - 0.2%
	Allison Transmission, Inc.
289	4.25%, 08/23/2019	293
	Tomkins LLC / Tomkins, Inc.
998	3.75%, 09/29/2016	1,006
		1,299
Other Services - 0.2%
	Commercial/Industrial Machine and Equipment - 0.2%
	Rexnord LLC
1,054	4.50%, 04/01/2018	1,064

Petroleum and Coal Products Manufacturing - 0.2%
	Oil and Gas Extraction - 0.2%
	Plains Exploration & Production Co.
481	4.00%, 11/30/2019	482
	Samson Investment Co.
410	6.00%, 09/25/2018	416
		898
Pipeline Transportation - 0.1%
	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
625	5.00%, 05/24/2018	631

Plastics and Rubber Products Manufacturing - 0.2%
	Rubber Manufacturing - 0.2%
	Goodyear (The) Tire & Rubber Co.
1,000	4.75%, 04/30/2019	1,011

Primary Metal Manufacturing - 0.4%
	Alumina and Aluminum Production and Processing - 0.4%
	Novelis, Inc.
2,062	4.00%, 03/10/2017	2,081

9

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 15.4% - (continued)
Professional, Scientific and Technical Services - 0.6%
	Professional Services - Computer Sys Design and Related - 0.5%
	MoneyGram Payment Systems Worldwide, Inc.
$1,308	4.25%, 11/17/2017	$1,310
	SunGard Data Systems, Inc., Extended Term Loan
1,397	3.86%, 02/28/2016	1,408
		2,718
	Professional, Scientific and Technical Service Other - 0.1%
	Getty Images, Inc.
940	4.75%, 10/18/2019	950

		3,668
Real Estate, Rental and Leasing - 0.3%
	Activities Related To Real Estate - 0.2%
	LNR Property LLC
1,083	4.75%, 04/29/2016	1,085

	Industrial Machinery, Equipment Rental and Leasing - 0.1%
	Delos Aircraft, Inc.
400	4.75%, 04/12/2016	402

		1,487
Retail Trade - 0.9%
	Department Stores - 0.4%
	Neiman (The) Marcus Group, Inc.
2,140	4.75%, 05/16/2018	2,144

	Home Furnishing Stores - 0.1%
	Armstrong World Industries, Inc.
847	4.00%, 03/10/2018	854

	Specialty Food Stores - 0.2%
	Weight Watchers International, Inc.
1,295	4.00%, 03/15/2019	1,310

	Sporting Goods, Hobby and Musical Instrument Store - 0.2%
	FGI Operating Co. LLC
465	5.50%, 04/19/2019	460
	Michaels Stores, Inc.
440	3.75%, 01/28/2020	444
		904
		5,212
Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Yankee (The) Candle Co., Inc.
569	5.25%, 04/02/2019	574

Utilities - 0.9%
	Electric Generation, Transmission and Distribution - 0.9%
	AES (The) Corp.
1,141	4.25%, 06/01/2018	1,153
	Calpine Corp.
1,222	4.50%, 10/09/2019	1,237
	Energy Transfer Equity L.P.
1,280	3.75%, 03/24/2017	1,291
	NRG Energy, Inc.
960	4.00%, 07/01/2018	969
	TPF Generation Holdings LLC, Letter of Credit
174	2.31%, 12/15/2013	173
		4,823
	Total senior floating rate interests
	(cost $85,700)	$86,953

U.S. GOVERNMENT AGENCIES - 15.3%
	FHLMC - 5.5%
$25,000	0.50%, 08/28/2015 ‡	$25,075
14,272	2.64%, 08/25/2018 ►‡	1,354
12,782	3.14%, 07/25/2021 ►‡	1,430
3,062	3.50%, 04/01/2027 ‡	3,249
		31,108
	FNMA - 9.4%
12,600	2.50%, 02/12/2028 ☼	13,045
16,000	3.00%, 02/15/2026 ☼	16,798
21,846	3.50%, 12/01/2026 - 02/15/2041 ☼	23,076
		52,919
	GNMA - 0.4%
1,313	5.00%, 08/20/2039 ‡	1,454
725	6.50%, 05/16/2031 ‡	831
		2,285
	Total U.S. government agencies
	(cost $85,854)	$86,312

	Total long-term investments
	(cost $589,496)	$598,388

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,098, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $1,120)
$1,098	0.16%, 01/31/2013	$1,098
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $817, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%,
	2042, value of $833)
817	0.16%, 01/31/2013	817

10

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.3% - (continued)
Repurchase Agreements - 1.3% - (continued)
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $491, collateralized by U.S. Treasury Note 0.25%, 2015, value of $501)
$491	0.13%, 01/31/2013		$491
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,095, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $1,117)
1,095	0.13%, 01/31/2013		1,095
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $750, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $765)
750	0.17%, 01/31/2013		750
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,832, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $1,869)
1,832	0.13%, 01/31/2013		1,832
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,289, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $1,315)
1,289	0.15%, 01/31/2013		1,289
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $21, collateralized by U.S. Treasury Note 0.63%, 2017, value of $21)
21	0.12%, 01/31/2013		21
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $186, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $190)
186	0.15%, 01/31/2013		186
			7,579
	Total short-term investments
	(cost $7,579)		$7,579

	Total investments
	(cost $597,075) ▲	107.2%	$605,967
	Other assets and liabilities	(7.2)%	(40,670)
	Total net assets	100.0%	$565,297

11

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $597,149 and the aggregate gross unrealized appreciation and depreciation based on that cost were: Unrealized Appreciation $10,627Unrealized Depreciation (1,809) Net Unrealized Appreciation $8,818

Unrealized Appreciation	$10,627
Unrealized Depreciation	(1,809)
Net Unrealized Appreciation	$8,818

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $128,418, which represents 22.7% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $45,219 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Futures Contracts Outstanding at January 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Note Future	48	03/19/2013	$6,404	$6,301	$103
U.S. Treasury 5-Year Note Future	220	03/28/2013	27,390	27,222	168
					$271

* The number of contracts does not omit 000's.

Cash of $174 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2013.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

12

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation

Other Abbreviations:
DJ	Dow Jones
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Distribution by Credit Quality
as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	16.8%
Aa / AA	7.7
A	19.4
Baa / BBB	27.3
Ba / BB	14.0
B	5.0
Caa / CCC or Lower	0.2
Unrated	0.2
U.S. Government Agencies and Securities	15.3
Non-Debt Securities and Other Short-Term Instruments	1.3
Other Assets & Liabilities	(7.2)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

13

The Hartford Short Duration Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$114,109	$–	$109,183	$4,926
Corporate Bonds	308,610	–	308,610	–
Municipal Bonds	2,404	–	2,404	–
Senior Floating Rate Interests	86,953	–	86,953	–
U.S. Government Agencies	86,312	–	86,312	–
Short-Term Investments	7,579	–	7,579	–
Total	$605,967	$–	$601,041	$4,926
Futures *	271	271	–	–
Total	$271	$271	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$10,929	$(11)	$(298	)†	$(76)	$3,567	$(83)	$—	$(9,102)	$4,926
Total	$10,929	$(11)	$(298)		$(76)	$3,567	$(83)	$—	$(9,102)	$4,926

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(298).

14

The Hartford Small Company Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.7%
	Automobiles and Components - 2.0%
237	Allison Transmission Holdings, Inc.	$5,276
229	Tenneco Automotive, Inc. ●	7,991
11	Tesla Motors, Inc. ●	428
		13,695
	Banks - 1.8%
61	Boston Private Financial Holdings, Inc.	566
182	East West Bancorp, Inc.	4,269
26	EverBank Financial Corp.	381
26	First Merchants Corp.	385
48	Flushing Financial Corp.	755
18	Home Loan Servicing Solutions Ltd.	389
27	Hudson Valley Holding Corp.	409
121	Ocwen Financial Corp. ●	4,708
49	Umpqua Holdings Corp.	622
9	Wintrust Financial Corp.	346
		12,830
	Capital Goods - 12.7%
13	A.O. Smith Corp.	901
14	AAON, Inc.	308
75	Acuity Brands, Inc.	5,158
6	AGCO Corp. ●	318
46	Altra Holdings, Inc.	1,093
108	Applied Industrial Technologies, Inc.	4,745
40	Astronics Corp. ●	914
7	Astronics Corp. Class B ●	144
21	AZZ, Inc.	881
18	Belden, Inc.	847
209	Briggs & Stratton Corp.	4,969
14	CAI International, Inc. ●	349
5	Carlisle Cos., Inc.	324
15	Chart Industries, Inc. ●	1,002
85	Colfax Corp. ●	3,771
7	Crane Co.	360
308	DigitalGlobe, Inc. ●	8,615
39	DXP Enterprises, Inc. ●	2,237
9	EMCOR Group, Inc.	321
10	Esterline Technologies Corp. ●	693
11	Franklin Electric Co., Inc.	760
9	GeoEye, Inc. ●	337
34	GrafTech International Ltd. ●	331
22	H & E Equipment Services, Inc.	416
20	Heico Corp.	916
80	IDEX Corp.	3,992
17	John Bean Technologies Corp.	318
98	Kennametal, Inc.	4,001
17	Lennox International, Inc.	950
9	Lindsay Corp.	793
29	Luxfer Holdings plc	376
18	Middleby Corp. ●	2,545
132	Moog, Inc. Class A ●	5,763
14	Nordson Corp.	944
110	Owens Corning, Inc. ●	4,583
179	Polypore International, Inc. ●	6,915
17	Sun Hydraulics Corp.	471
9	TAL International Group, Inc.	381
91	Teledyne Technologies, Inc. ●	6,183
9	Textainer Group Holdings Ltd.	390
15	Titan International, Inc.	367
53	Trex Co., Inc. ●	2,259
31	Trimas Corp. ●	943
91	WESCO International, Inc. ●	6,615
		89,499
	Commercial and Professional Services - 2.6%
23	Deluxe Corp.	852
19	Exponent, Inc. ●	929
24	GP Strategies Corp. ●	509
52	Interface, Inc.	866
272	On Assignment, Inc. ●	6,657
193	Performant Financial Corp. ●	2,456
294	Wageworks, Inc. ●	5,871
		18,140
	Consumer Durables and Apparel - 4.3%
22	Arctic Cat, Inc. ●	789
63	Fifth & Pacific Cos., Inc. ●	949
166	Hanesbrands, Inc. ●	6,207
8	Helen of Troy Ltd. ●	272
358	Quiksilver, Inc. ●	2,341
2,812	Samsonite International S.A.	6,124
18	Skechers USA, Inc. Class A ●	338
567	Standard-Pacific Corp. ●	4,704
171	Steven Madden Ltd. ●	7,888
11	True Religion Apparel, Inc.	263
4	Warnaco Group, Inc. ●	269
		30,144
	Consumer Services - 3.7%
249	Bloomin' Brands, Inc. ●	4,633
6	Bright Horizons Family Solutions, Inc. ●	154
30	Brinker International, Inc.	992
50	Buffalo Wild Wings, Inc. ●	3,675
431	Burger King Worldwide, Inc.	7,656
161	Cheesecake Factory, Inc.	5,328
40	Ignite Restaurant Group, Inc. ●	574
7	Norwegian Cruise Line Holdings, Ltd ●	177
19	Sotheby's Holdings	697
7	Steiner Leisure Ltd. ●	297
22	Weight Watchers International, Inc.	1,182
23	Whistler Blackcomb Holdings, Inc.	285
		25,650
	Diversified Financials - 1.2%
96	BGC Partners, Inc.	384
67	DFC Global Corp. ●	1,290
29	Fifth Street Finance Corp.	311
61	Financial Engines, Inc. ●	2,019
91	Netspend Holdings, Inc. ●	987
9	Portfolio Recovery Associates, Inc. ●	1,009
306	Wisdomtree Investment, Inc. ●	2,644
		8,644
	Energy - 6.4%
76	Atwood Oceanics, Inc. ●	4,000
30	Berry Petroleum Co.	1,119
112	BPZ Resources, Inc. ●	353
24	C&J Energy Services, Inc. ■●	538
14	CVR Energy, Inc. ●	843
15	Diamondback Energy, Inc. ●	327
25	Energy XXI (Bermuda) Ltd.	779
20	EPL Oil & Gas, Inc. ●	487
21	Gulfmark Offshore, Inc.	726
14	Gulfport Energy Corp. ●	575
112	ION Geophysical Corp. ●	760

1

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.7% - (continued)
	Energy - 6.4% - (continued)
54	Karoon Gas Australia Ltd. ●	$369
398	Painted Pony Petroleum Ltd. ●	3,995
226	Patterson-UTI Energy, Inc.	4,601
29	PBF Energy, Inc. ●	978
8	PDC Energy, Inc. ●	278
263	Rex Energy Corp. ●	3,452
136	Rosetta Resources, Inc. ●	7,218
154	SemGroup Corp. ●	6,667
856	Sunshine Oilsands Ltd. ●	349
20	Swift Energy Co. ●	294
438	Trican Well Service Ltd.	5,999
		44,707
	Food and Staples Retailing - 1.1%
95	Casey's General Stores, Inc.	5,189
38	Fresh Market, Inc. ●	1,873
30	Natural Grocers by Vitamin Cottage, Inc. ●	611
		7,673
	Food, Beverage and Tobacco - 0.2%
3	Boston Beer Co., Inc. Class A ●	468
44	Darling International, Inc. ●	748
		1,216
	Health Care Equipment and Services - 6.0%
108	Air Methods Corp.	4,717
10	AmSurg Corp. ●	325
2	Atrion Corp.	451
84	Catamaran Corp. ●	4,341
12	Corvel Corp. ●	528
15	Cyberonics, Inc. ●	631
58	Dexcom, Inc. ●	876
12	Ensign Group, Inc.	334
63	Globus Medical, Inc. ●	805
13	Greatbatch, Inc. ●	342
201	HealthSouth Corp. ●	4,802
55	Heartware International, Inc. ●	4,982
21	ICU Medical, Inc. ●	1,286
164	Insulet Corp. ●	3,780
16	LHC Group, Inc. ●	335
4	MEDNAX, Inc. ●	334
95	Merge Healthcare, Inc. ●	256
21	Merit Medical Systems, Inc. ●	286
17	Owens & Minor, Inc.	534
196	Team Health Holdings ●	6,631
27	U.S. Physical Therapy, Inc.	660
23	Vascular Solutions, Inc. ●	381
23	Volcano Corp. ●	588
83	Wellcare Health Plans, Inc. ●	4,204
		42,409
	Household and Personal Products - 2.0%
218	Elizabeth Arden, Inc. ●	8,365
16	Nu Skin Enterprises, Inc. Class A	683
103	Spectrum Brands Holdings, Inc.	5,224
		14,272
	Insurance - 0.2%
21	Amerisafe, Inc. ●	601
17	Protective Life Corp.	540
		1,141
	Materials - 5.3%
17	ADA-ES, Inc. ●	413
12	Allied Nevada Gold Corp. ●	289
308	Aurcana Corp. ●	269
87	Graphic Packaging Holding Co. ●	612
622	Headwaters, Inc. ●	5,818
8	Innospec, Inc.	338
326	KapStone Paper & Packaging Corp.	7,817
257	Louisiana-Pacific Corp. ●	4,987
7	LSB Industries, Inc. ●	298
244	Methanex Corp. ADR	8,766
31	New Gold, Inc. ●	302
30	Olin Corp.	700
10	Omnova Solutions, Inc. ●	81
101	Packaging Corp. of America	3,893
46	PolyOne Corp.	1,014
301	Romarco Minerals, Inc. ●	269
31	Silgan Holdings, Inc.	1,326
8	Universal Stainless & Alloy Products, Inc. ●	300
		37,492
	Media - 1.2%
484	Pandora Media, Inc. ●	5,573
109	Shutterstock, Inc. ●	2,744
		8,317
	Pharmaceuticals, Biotechnology and Life Sciences - 9.6%
28	Acorda Therapeutics, Inc. ●	810
82	Algeta ASA ●	2,503
60	Alkermes plc ●	1,393
329	Arena Pharmaceuticals, Inc. ●	2,780
261	Aveo Pharmaceuticals, Inc. ●	2,061
44	Bruker Corp. ●	750
73	Cadence Pharmaceuticals, Inc. ●	343
115	Covance, Inc. ●	7,700
110	Cubist Pharmaceuticals, Inc. ●	4,750
576	Exelixis, Inc. ●	2,686
235	Immunogen, Inc. ●	3,365
189	Incyte Corp. ●	3,471
336	Ironwood Pharmaceuticals, Inc. ●	4,309
231	Medicines Co. ●	6,901
44	Neurocrine Biosciences, Inc. ●	399
436	NPS Pharmaceuticals, Inc. ●	3,853
45	Onyx Pharmaceuticals, Inc. ●	3,454
46	Optimer Pharmaceuticals, Inc. ●	429
25	PAREXEL International Corp. ●	841
16	Puma Biotechnology, Inc. ●	367
345	Rigel Pharmaceuticals, Inc. ●	2,264
110	Salix Pharmaceuticals Ltd. ●	5,246
215	Seattle Genetics, Inc. ●	6,319
29	Tesaro, Inc. ●	523
55	Trius Therapeutics, Inc. ●	285
		67,802
	Real Estate - 3.1%
2	Alexander & Baldwin, Inc. ●	61
22	Capstead Mortgage Corp. REIT	269
22	Colonial Properties Trust REIT	489
22	Coresite Realty Corp. REIT	649
58	Glimcher Realty Trust REIT	642
10	Hatteras Financial Corp. REIT	265
27	Medical Properties Trust, Inc. REIT	366
32	MFA Mortgage Investments, Inc. REIT	286
268	Pebblebrook Hotel Trust REIT	6,679
163	Potlatch Corp. REIT	7,075
36	Summit Hotel Properties, Inc. REIT	332

2

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.7% - (continued)
	Real Estate - 3.1% - (continued)
362	Sunstone Hotel Investors, Inc. REIT ●	$4,187
20	Whitestone REIT	284
		21,584
	Retailing - 8.1%
3,137	Allstar LLC ⌂†	4,611
50	Ascena Retail Group, Inc. ●	847
13	Cato Corp.	367
19	Core-Mark Holding Co., Inc.	930
179	Debenhams plc	287
94	DSW, Inc.	6,263
19	Express, Inc. ●	346
81	Five Below, Inc. ●	3,008
195	Francescas Holding Corp. ●	5,544
12	Group 1 Automotive, Inc.	797
12	Guess?, Inc.	333
76	Hibbett Sports, Inc. ●	4,024
168	HomeAway, Inc. ●	4,036
92	HSN, Inc.	5,477
13	Lumber Liquidators Holdings, Inc. ●	780
35	Mattress Firm Holding Corp. ●	989
270	Pier 1 Imports, Inc.	5,859
189	rue21, Inc. ●	5,618
4	Sears Hometown and Outlet Stores, Inc. ●	149
22	The Finish Line, Inc.	414
146	Urban Outfitters, Inc. ●	6,257
		56,936
	Semiconductors and Semiconductor Equipment - 1.9%
86	Fairchild Semiconductor International, Inc. ●	1,265
1,000	Lattice Semiconductor Corp. ●	4,448
124	Mindspeed Technologies, Inc. ●	608
35	Nanometrics, Inc. ●	552
159	Ultratech Stepper, Inc. ●	6,483
		13,356
	Software and Services - 17.4%
33	Aspen Technology, Inc. ●	1,001
15	Bankrate, Inc. ●	186
173	Broadsoft, Inc. ●	5,862
670	Cadence Design Systems, Inc. ●	9,336
19	Cass Information Systems, Inc.	750
3	Commvault Systems, Inc. ●	247
91	Concur Technologies, Inc. ●	6,078
17	Constant Contact, Inc. ●	261
11	Cornerstone OnDemand, Inc. ●	359
39	CoStar Group, Inc. ●	3,655
204	DealerTrack Technologies, Inc. ●	6,428
23	Ebix, Inc.	377
138	Fair Isaac, Inc.	6,202
153	Fleetmatics Group Ltd. ●	3,829
41	Heartland Payment Systems, Inc.	1,294
62	Higher One Holdings, Inc. ●	656
131	IAC/InterActiveCorp.	5,396
226	Imperva, Inc. ●	7,760
42	j2 Global, Inc.	1,351
33	Keynote Systems, Inc.	512
261	LivePerson, Inc. ●	3,494
141	Micros Systems, Inc. ●	6,493
6	MicroStrategy, Inc. ●	611
108	Mitek Systems, Inc. ●	373
25	Netscout Systems, Inc. ●	645
14	Nuance Communications, Inc. ●	334
217	PTC, Inc. ●	5,024
28	QLIK Technologies, Inc. ●	615
310	Sapient Corp. ●	3,757
243	ServiceNow, Inc. ●	6,739
7	Solarwinds, Inc. ●	361
136	Solera Holdings, Inc.	7,478
11	Sourcefire, Inc. ●	480
110	Splunk, Inc. ●	3,633
25	Tyler Corp. ●	1,330
176	VeriFone Systems, Inc. ●	6,111
371	Web.com Group, Inc. ●	6,011
97	WEX, Inc. ●	7,652
		122,681
	Technology Hardware and Equipment - 3.3%
17	Acme Packet, Inc. ●	413
21	Arris Group, Inc. ●	342
171	Aruba Networks, Inc. ●	3,935
55	Coherent, Inc.	3,055
47	Emulex Corp. ●	358
101	Extreme Networks, Inc. ●	373
19	Ixia ●	367
304	JDS Uniphase Corp. ●	4,406
104	Mitel Networks Corp. ●	376
11	Netgear, Inc. ●	386
39	Oplink Communications, Inc. ●	649
36	Palo Alto Networks, Inc. ●	2,010
14	Park Electrochemical Corp.	358
19	Plantronics, Inc.	772
94	Rogers Corp. ●	4,397
35	TTM Technologies, Inc. ●	277
45	Ubiquiti Networks, Inc.	578
		23,052
	Telecommunication Services - 0.0%
16	Allot Communications Ltd. ●	221

	Transportation - 3.4%
47	Avis Budget Group, Inc. ●	1,011
98	Landstar System, Inc.	5,573
15	Marten Transport Ltd.	306
203	Old Dominion Freight Line, Inc. ●	7,551
459	Spirit Airlines, Inc. ●	8,896
37	Werner Enterprises, Inc.	875
		24,212
	Utilities - 0.2%
9	Portland General Electric Co.	267
22	UNS Energy Corp.	997
9	Westar Energy, Inc.	268
		1,532
	Total common stocks
	(cost $599,000)	$687,205

PREFERRED STOCKS - 0.0%
	Consumer Durables and Apparel - 0.0%
2	Callaway Golf Co., 7.50% ۞	$208

	Total preferred stocks
	(cost $244)	$208

3

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
EXCHANGE TRADED FUNDS - 0.2%
	Other Investment Pools and Funds - 0.2%
10	iShares Russell 2000 Growth Index Fund	$975

	Total exchange traded funds
	(cost $974)	$975

	Total long-term investments (cost $600,218)	$688,388

SHORT-TERM INVESTMENTS - 1.9%
Repurchase Agreements - 1.9%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,985, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $2,025)
$1,985	0.16%, 01/31/2013	$1,985
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $1,477, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $1,507)
1,477	0.16%, 01/31/2013	1,477
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $887, collateralized by U.S. Treasury Note 0.25%, 2015, value of $905)
887	0.13%, 01/31/2013	887
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,981, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $2,020)
1,981	0.13%, 01/31/2013	1,981
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,355, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $1,382)
1,355	0.17%, 01/31/2013	1,355
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $3,313, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $3,379)
3,313	0.13%, 01/31/2013	3,313
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,330, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $2,377)
2,330	0.15%, 01/31/2013	2,330
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $38, collateralized by U.S. Treasury Note 0.63%, 2017, value of $39)
38	0.12%, 01/31/2013	38
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $337, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $343)
337	0.15%, 01/31/2013	337
		13,703
	Total short-term investments
	(cost $13,703)	$13,703

Total investments
(cost $613,921) ▲	99.8%	$702,091
Other assets and liabilities	0.2%	1,075
Total net assets	100.0%	$703,166

4

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $621,912 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$98,230
Unrealized Depreciation	(18,051)
Net Unrealized Appreciation	$80,179

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $4,611, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $538, which represents 0.1% of total net assets.

۞	Convertible security.
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	3,137	Allstar LLC	$1,853

At January 31, 2013, the aggregate value of these securities was $4,611, which represents 0.7% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Sell	02/05/2013	JPM	$12	$12	$–
CAD	Buy	02/01/2013	JPM	5	5	–
CAD	Sell	02/04/2013	BCLY	9	9	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

5

The Hartford Small Company Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$687,205	$673,598	$8,996	$4,611
Exchange Traded Funds	975	975	–	–
Preferred Stocks	208	–	208	–
Short-Term Investments	13,703	–	13,703	–
Total	$702,091	$674,573	$22,907	$4,611
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2013, investments valued at $390 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2013
Assets:
Common Stocks	$5,491	$—	$460	*	$—	$—	$(1,340)	$—	$—	$4,611
Total	$5,491	$—	$460		$—	$—	$(1,340)	$—	$—	$4,611

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $460.

6

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2%
	Automobiles and Components - 1.3%
8	Cooper Tire & Rubber Co.	$211
15	Goodyear (The) Tire & Rubber Co. ●	202
9	Lear Corp.	466
9	Winnebago Industries, Inc. ●	159
		1,038
	Banks - 4.7%
16	Astoria Financial Corp.	158
11	Banco Latinoamericano De Comercio Exterior S.A. ADR	262
23	CapitalSource, Inc.	188
5	Enterprise Financial Services Corp. ●	70
51	Fifth Third Bancorp	837
27	First BanCorp. ●	140
56	Huntington Bancshares, Inc.	386
10	MainSource Financial Group, Inc.	138
7	Ocwen Financial Corp. ●	273
9	Privatebancorp, Inc.	161
8	Provident Financial Services, Inc.	118
33	Radian Group, Inc.	211
44	Regions Financial Corp.	339
24	Susquehanna Bancshares, Inc.	268
65	Synovus Financial Corp.	168
19	Trustco Bank Corp.	102
		3,819
	Capital Goods - 10.0%
13	Aircastle Ltd.	177
3	Alliant Techsystems, Inc.	207
1	Altra Holdings, Inc.	29
4	American Railcar Industries, Inc.	153
2	American Science & Engineering, Inc.	142
14	Ampco-Pittsburgh Corp.	254
7	Babcock & Wilcox Co.	184
5	Chicago Bridge & Iron Co. N.V.	244
3	Cubic Corp.	146
8	Dycom Industries, Inc. ●	172
5	EnerSys, Inc. ●	188
4	Enpro Industries, Inc. ●	196
3	Esterline Technologies Corp. ●	173
23	Exelis, Inc.	254
7	Fluor Corp.	437
17	Gencorp, Inc. ●	182
6	Generac Holdings, Inc.	230
6	Huntington Ingalls Industries, Inc.	257
8	L.B. Foster Co. Class A	336
2	Lindsay Corp.	214
7	MasTec, Inc. ●	187
3	National Presto Industries, Inc.	227
3	Nortek, Inc. ●	224
17	Orbital Sciences Corp. ●	243
5	Oshkosh Corp. ●	188
9	Snap-On, Inc.	721
77	Taser International, Inc. ●	643
3	Timken Co.	150
5	Trex Co., Inc. ●	220
7	URS Corp.	270
4	Wabco Holdings, Inc. ●	269
7	Wabtec Corp.	646
		8,163
	Commercial and Professional Services - 3.3%
10	Avery Dennison Corp.	366
14	Barrett Business Services, Inc.	566
8	Deluxe Corp.	298
4	Dun & Bradstreet Corp.	285
13	Enernoc, Inc. ●	195
1	Equifax, Inc. ●	70
12	Quad Graphics, Inc.	250
10	Robert Half International, Inc.	356
11	RPX Corp. ●	118
13	Steelcase, Inc.	183
		2,687
	Consumer Durables and Apparel - 4.1%
12	Brunswick Corp.	430
6	CSS Industries, Inc.	137
5	Garmin Ltd.	174
10	Hanesbrands, Inc. ●	356
10	Hooker Furniture Corp.	147
11	iRobot Corp. ●	259
3	Jarden Corp.	177
13	Jones (The) Group, Inc.	150
14	Leapfrog Enterprises, Inc. ●	129
3	Nacco Industries, Inc. Class A	180
6	Polaris Industries, Inc.	521
9	Skechers USA, Inc. Class A ●	177
6	Sturm Ruger & Co., Inc.	291
6	Tempur-Pedic International, Inc. ●	214
		3,342
	Consumer Services - 2.6%
5	American Public Education, Inc. ●	211
10	Brinker International, Inc.	318
6	Capella Education Co. ●	153
5	Domino's Pizza, Inc.	233
7	Grand Canyon Education, Inc. ●	167
10	Marriott International, Inc. Class A	392
5	Marriott Vacations Worldwide Corp. ●	222
6	Multimedia Games Holding Co., Inc. ●	108
2	Strayer Education, Inc.	136
4	Weight Watchers International, Inc.	198
		2,138
	Diversified Financials - 4.8%
23	American Capital Ltd. ●	306
70	Apollo Investment Corp.	627
9	Calamos Asset Management, Inc.	98
15	Compass Diversified Holdings	233
10	Discover Financial Services, Inc.	388
23	Nasdaq OMX Group, Inc.	646
32	Netspend Holdings, Inc. ●	346
10	New Mountain Finance Corp.	156
2	Portfolio Recovery Associates, Inc. ●	160
34	Prospect Capital Corp.	382
9	Solar Capital Ltd.	217
11	THL Credit, Inc.	158
4	Walter Investment Management Corp. ●	157
		3,874
	Energy - 8.6%
12	Alon USA Energy, Inc.	227
14	Basic Energy Services, Inc. ●	180
5	Berry Petroleum Co.	177
4	Contango ORE, Inc.	185
5	Core Laboratories N.V.	600
15	Delek U.S. Holdings, Inc.	513

1

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Energy - 8.6% - (continued)
7	Diamond Offshore Drilling, Inc.	$530
7	Energy XXI (Bermuda) Ltd.	216
23	Exco Resources, Inc.	150
35	Green Plains Renewable Energy, Inc. ●	276
15	Helix Energy Solutions Group, Inc. ●	344
20	Hercules Offshore, Inc. ●	132
11	HollyFrontier Corp.	549
26	ION Geophysical Corp. ●	175
16	Nabors Industries Ltd. ●	265
64	Rentech, Inc.	197
7	REX American Resources Corp. ●	145
13	RPC, Inc.	195
8	Tesoro Corp.	409
31	Vaalco Energy, Inc. ●	266
13	Valero Energy Corp.	561
12	Western Refining, Inc.	419
6	World Fuel Services Corp.	276
		6,987
	Food and Staples Retailing - 0.6%
157	Rite Aid Corp. ●	251
61	Supervalu, Inc.	238
		489
	Food, Beverage and Tobacco - 2.1%
8	Campbell Soup Co.	308
6	ConAgra Foods, Inc.	209
7	Constellation Brands, Inc. Class A ●	240
16	Dean Foods Co. ●	293
7	Monster Beverage Corp. ●	321
13	Smithfield Foods, Inc. ●	305
1	Vector Group Ltd.	11
		1,687
	Health Care Equipment and Services - 3.5%
7	Allscripts Healthcare Solutions, Inc. ●	74
6	Bio-Reference Laboratories, Inc. ●	169
6	Cantel Medical Corp.	179
5	Community Health Systems, Inc.	192
3	Cyberonics, Inc. ●	113
27	Gentiva Health Services, Inc. ●	266
3	ICU Medical, Inc. ●	199
2	Magellan Health Services, Inc. ●	77
9	Masimo Corp.	189
6	Molina Healthcare, Inc. ●	167
14	Natus Medical, Inc. ●	178
10	Omnicare, Inc.	393
10	Resmed, Inc.	416
6	Thoratec Corp. ●	208
		2,820
	Household and Personal Products - 1.1%
5	Energizer Holdings, Inc.	452
7	Herbalife Ltd.	254
4	Nu Skin Enterprises, Inc. Class A	173
		879
	Insurance - 3.6%
12	AmTrust Financial Services, Inc.	382
5	Argo Group International Holdings Ltd.	188
10	Aspen Insurance Holdings Ltd.	327
7	Assurant, Inc.	264
1	Everest Re Group Ltd.	162
7	First American Financial Corp.	158
9	Horace Mann Educators Corp.	193
27	Maiden Holdings Ltd.	272
6	Phoenix Cos., Inc. ●	152
6	Protective Life Corp.	196
19	Symetra Financial Corp.	268
5	United Fire Group, Inc.	125
8	Validus Holdings Ltd.	288
		2,975
	Materials - 5.5%
4	Axiall Corp.	236
20	Coeur d'Alene Mines Corp. ●	428
1	Cytec Industries, Inc.	88
49	Ferro Corp. ●	250
17	Gold Resource Corp.	229
66	Graphic Packaging Holding Co. ●	464
23	Headwaters, Inc. ●	217
18	Huntsman Corp.	314
8	Kraton Performance Polymers, Inc. ●	215
5	LSB Industries, Inc. ●	186
8	Minerals Technologies, Inc.	331
11	Myers Industries, Inc.	155
1	Newmarket Corp.	179
5	P.H. Glatfelter Co.	84
18	Resolute Forest Products ●	239
10	Schweitzer-Mauduit International, Inc.	407
10	SunCoke Energy, Inc. ●	167
3	Westlake Chemical Corp.	276
		4,465
	Media - 1.4%
28	Belo Corp. Class A	236
24	Gannett Co., Inc.	468
31	Global Sources Ltd. ●	257
12	Sinclair Broadcast Group, Inc. Class A	167
		1,128
	Pharmaceuticals, Biotechnology and Life Sciences - 5.4%
9	Affymax, Inc. ●	164
23	Agenus, Inc. ●	105
7	Auxilium Pharmaceuticals, Inc. ●	123
18	Bruker Corp. ●	300
23	Cambrex Corp. ●	267
9	Cubist Pharmaceuticals, Inc. ●	366
17	Dendreon Corp. ●	102
9	Emergent Biosolutions, Inc. ●	151
10	Endo Health Solutions, Inc. ●	304
5	Genomic Health, Inc. ●	135
12	Myriad Genetics, Inc. ●	334
24	Nektar Therapeutics ●	206
6	PAREXEL International Corp. ●	213
61	PDL Biopharma, Inc.	419
5	Pharmacyclics, Inc. ●	319
4	Questcor Pharmaceuticals, Inc.	92
24	Sciclone Pharmaceuticals, Inc. ●	124
6	United Therapeutics Corp. ●	302
8	ViroPharma, Inc. ●	205
14	Warner Chilcott plc	191
		4,422
	Real Estate - 7.8%
6	AG Mortgage Investment Trust, Inc. REIT	160
9	American Capital Mortgage Investment Corp. REIT	232

2

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Real Estate - 7.8% - (continued)
17	Brandywine Realty Trust REIT	$220
12	Capstead Mortgage Corp. REIT	150
26	CBL & Associates Properties, Inc. REIT	559
34	Colonial Properties Trust REIT	738
6	CommonWealth REIT	100
12	Franklin Street Properties Corp. REIT	156
25	Hatteras Financial Corp. REIT	682
52	Inland Real Estate Corp. REIT	471
9	Invesco Mortgage Capital REIT	187
21	Mack-Cali Realty Corp. REIT	571
67	MFA Mortgage Investments, Inc. REIT	602
15	Omega Healthcare Investors, Inc. REIT	371
9	PennyMac Mortgage Investment Trust REIT	231
19	Redwood Trust, Inc. REIT	359
16	Retail Opportunity Investments Corp. REIT	209
9	RLJ Lodging Trust REIT	180
8	Select Income REIT	209
		6,387
	Retailing - 5.5%
6	Aaron's, Inc.	172
7	American Eagle Outfitters, Inc.	145
6	ANN, Inc. ●	176
9	Chico's FAS, Inc.	167
6	Dick's Sporting Goods, Inc.	286
3	Dillard's, Inc.	262
10	Foot Locker, Inc.	340
10	Francescas Holding Corp. ●	284
4	GNC Holdings, Inc.	147
4	Lumber Liquidators Holdings, Inc. ●	213
6	O'Reilly Automotive, Inc. ●	574
17	Overstock.com, Inc. ●	226
16	PetMed Express, Inc.	205
7	PetSmart, Inc.	476
5	rue21, Inc. ●	154
6	Sally Beauty Co., Inc. ●	159
6	Select Comfort Corp. ●	128
8	Williams-Sonoma, Inc.	348
		4,462
	Semiconductors and Semiconductor Equipment - 1.6%
3	Cirrus Logic, Inc. ●	82
28	Cypress Semiconductor Corp.	283
38	Entropic Communications, Inc. ●	199
11	Kulicke & Soffa Industries, Inc. ●	122
65	LSI Corp. ●	461
30	PMC-Sierra, Inc. ●	172
		1,319
	Software and Services - 10.3%
9	Acxiom Corp. ●	156
6	Amdocs Ltd.	221
5	AOL, Inc.	147
17	AVG Technologies N.V. ●	230
11	Booz Allen Hamilton Holding Corp.	148
29	CA, Inc.	717
34	Cadence Design Systems, Inc. ●	468
3	Commvault Systems, Inc. ●	207
10	Convergys Corp.	175
7	CoreLogic, Inc. ●	171
18	Dice Holdings, Inc. ●	166
10	Digital River, Inc. ●	145
36	Earthlink, Inc.	245
7	Gartner, Inc. Class A ●	381
8	j2 Global, Inc.	255
19	Jack Henry & Associates, Inc.	797
6	Lender Processing Services, Inc.	152
52	Marchex, Inc.	194
14	Mentor Graphics Corp. ●	247
6	Netscout Systems, Inc. ●	161
15	NIC, Inc.	243
3	Opentable, Inc. ●	179
5	Red Hat, Inc. ●	303
32	Rosetta Stone, Inc. ●	409
8	Solarwinds, Inc. ●	413
3	Syntel, Inc.	175
19	Total System Services, Inc.	449
7	Travelzoo, Inc. ●	151
10	Unisys Corp. ●	224
22	United Online, Inc.	147
9	ValueClick, Inc. ●	176
9	WebMD Health Corp. ●	154
		8,406
	Technology Hardware and Equipment - 4.0%
13	Arris Group, Inc. ●	210
95	Brocade Communications Systems, Inc. ●	542
22	Calix, Inc. ●	182
13	Comtech Telecommunications Corp.	336
63	Extreme Networks, Inc. ●	234
3	Itron, Inc. ●	116
25	Kemet Corp. ●	146
3	Loral Space & Communications, Inc.	164
6	Plantronics, Inc.	239
32	Power-One, Inc. ●	128
11	Riverbed Technology, Inc. ●	215
39	STEC, Inc. ●	198
7	Synaptics, Inc. ●	249
6	Western Digital Corp.	296
		3,255
	Telecommunication Services - 1.3%
13	Boingo Wireless, Inc. ●	98
18	Leap Wireless International, Inc. ●	106
7	magicJack VocalTec Ltd. ●	87
22	MetroPCS Communications, Inc. ●	215
33	NII Holdings, Inc. Class B ●	230
6	Telephone & Data Systems, Inc.	154
13	USA Mobility, Inc.	146
		1,036
	Transportation - 1.1%
14	Alaska Air Group, Inc. ●	637
4	Allegiant Travel Co.	290
		927
	Utilities - 5.0%
3	Chesapeake Utilities Corp.	162
15	El Paso Electric Co.	519
9	IDACORP, Inc.	418
11	MGE Energy, Inc.	555
36	N.V. Energy, Inc.	674
9	National Fuel Gas Co.	473
8	Pinnacle West Capital Corp.	400
14	PNM Resources, Inc.	297

3

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Utilities - 5.0% - (continued)
19	Portland General Electric Co.		$543
			4,041
	Total common stocks
	(cost $69,540)		$80,746

	Total long-term investments
	(cost $69,540)		$80,746

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $113, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $115)
$113	0.16%, 01/31/2013		$113
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $84, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $86)
84	0.16%, 01/31/2013		84
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $50, collateralized by U.S. Treasury Note 0.25%, 2015, value of $51)
50	0.13%, 01/31/2013		50
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $113, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $115)
113	0.13%, 01/31/2013		113
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $77, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $78)
77	0.17%, 01/31/2013		77
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $188, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $192)
188	0.13%, 01/31/2013		188
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $132, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $135)
132	0.15%, 01/31/2013		132
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $2, collateralized by U.S. Treasury Note 0.63%, 2017, value of $2)
2	0.12%, 01/31/2013		2
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $19, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $19)
19	0.15%, 01/31/2013		19
			778
	Total short-term investments
	(cost $778)		$778

	Total investments
	(cost $70,318) ▲	100.2%	$81,524
	Other assets and liabilities	(0.2)%	(137)
	Total net assets	100.0%	$81,387

4

The Hartford Small/Mid Cap Equity Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $70,418 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,815
Unrealized Depreciation	(1,709)
Net Unrealized Appreciation	$11,106

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$80,746	$80,746	$–	$–
Short-Term Investments	778	–	778	–
Total	$81,524	$80,746	$778	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

5

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.9%
	Finance and Insurance - 16.9%
	Argent Securities, Inc.
$2,510	0.35%, 06/25/2036 Δ	$906
	Asset Backed Funding Certificates
1,864	0.42%, 01/25/2037 Δ	961
	Banc of America Commercial Mortgage Trust, Inc.
1,885	5.17%, 11/10/2042 Δ	2,048
945	5.19%, 09/10/2047 Δ	1,047
	Banc of America Mortgage Securities
586	3.11%, 09/25/2035 Δ	550
	BB-UBS Trust
430	3.43%, 11/05/2036 ■	432
	BCAP LLC Trust
981	0.38%, 03/25/2037 Δ	752
	Bear Stearns Adjustable Rate Mortgage Trust
1,682	2.47%, 10/25/2035 ‡Δ	1,655
	Bear Stearns Commercial Mortgage Securities, Inc.
1,040	4.83%, 11/11/2041 ‡	1,108
175	4.93%, 02/13/2042	188
1,085	5.15%, 10/12/2042 ‡Δ	1,196
345	5.41%, 12/11/2040	382
286	5.54%, 10/12/2041	326
825	5.57%, 04/12/2038 Δ	929
	CFCRE Commercial Mortgage Trust
700	5.56%, 12/15/2047 ■Δ	721
	Citigroup Commercial Mortgage Trust, Inc.
1,482	0.55%, 03/25/2037 Δ	756
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,741	5.22%, 07/15/2044 ‡Δ	1,917
2,025	5.32%, 12/11/2049	2,301
865	5.40%, 12/11/2049	510
	Commercial Mortgage Pass-Through Certificates
430	2.77%, 12/10/2045	432
900	3.15%, 08/15/2045	937
3,320	4.33%, 12/10/2045 ■	2,415
1,795	4.58%, 10/15/2045 ■Δ	1,732
570	4.75%, 11/01/2045 ■	457
1,560	4.93%, 11/15/2045 ■	1,512
	CW Capital Cobalt Ltd.
865	5.22%, 08/15/2048	971
	First Franklin Mortgage Loan Trust
1,805	0.44%, 04/25/2036 Δ	859
	First Horizon Alternative Mortgage Securities
2,639	2.55%, 04/25/2036 Δ	2,000
2,630	2.57%, 09/25/2035 Δ	2,276
	First Horizon Mortgage Pass-through Trust
208	2.52%, 08/25/2037 Δ	171
	GE Commercial Mortgage Corp. Trust
1,100	5.30%, 03/10/2044 ‡Δ	1,225
	GMAC Mortgage Corp. Loan Trust
1,549	3.71%, 09/19/2035 Δ	1,513
190	3.91%, 04/19/2036 Δ	165
	Goldman Sachs Mortgage Securities Corp. II
255	3.38%, 05/10/2045	272
570	3.48%, 11/05/2034 ■	573
195	4.75%, 07/10/2039	210
	Goldman Sachs Mortgage Securities Trust
765	2.77%, 11/10/2045	770
650	3.55%, 04/10/2034 ■	693
2,520	4.86%, 11/10/2045 ■Δ	2,445
1,765	5.00%, 05/10/2022 ■Δ	1,436
	GSAA Home Equity Trust
1,057	0.27%, 12/25/2046 Δ	561
5,497	0.28%, 02/25/2037 - 03/25/2037 Δ	2,801
682	0.29%, 12/25/2036 Δ	344
1,226	0.30%, 03/25/2037 Δ	623
544	0.36%, 07/25/2036 Δ	268
1,227	0.37%, 03/25/2047 Δ	583
	GSAMP Trust
4,965	0.29%, 01/25/2037 Δ	2,203
1,164	0.30%, 02/25/2037 Δ	611
1,281	0.40%, 11/25/2036 Δ	683
3,104	0.43%, 12/25/2046 Δ	1,668
	GSR Mortgage Loan Trust
1,725	2.77%, 01/25/2036 Δ	1,467
1,679	2.91%, 04/25/2035 Δ	1,565
1,334	3.00%, 11/25/2035 Δ	1,222
208	3.01%, 10/25/2035 Δ	195
	Harborview Mortgage Loan Trust
1,802	0.42%, 05/19/2047 Δ	880
	Home Equity Loan Trust
820	2.88%, 11/25/2035 Δ	733
	Impac Commercial Mortgage Backed Trust
149	1.70%, 02/25/2036 Δ	140
	Impac Secured Assets Trust
2,616	0.48%, 08/25/2036 ‡Δ	1,685
	Indymac Index Mortgage Loan Trust
1,098	2.80%, 03/25/2036 Δ	780
	JP Morgan Chase Commercial Mortgage Securities Corp.
471	2.75%, 10/15/2045 ■	293
925	2.83%, 10/15/2045	934
1,160	2.84%, 12/15/2047 ‡	1,173
450	3.91%, 05/05/2030 ■Δ	486
1,810	4.67%, 10/15/2045 ■Δ	1,743
1,325	5.20%, 12/15/2044 Δ	1,465
737	5.29%, 01/12/2043 Δ	811
300	5.31%, 08/15/2046 ■Δ	315
	JP Morgan Mortgage Trust
673	3.05%, 08/25/2036 Δ	563
530	3.10%, 09/25/2035 Δ	513
2,543	5.25%, 05/25/2036 Δ	2,316
	LB-UBS Commercial Mortgage Trust
850	4.95%, 09/15/2030	923
945	5.20%, 11/15/2030 Δ	1,034
1,010	5.43%, 02/15/2040	1,145
	Merrill Lynch Mortgage Investors Trust
521	2.94%, 07/25/2035 Δ	425
725	5.26%, 11/12/2037 Δ	798
100	5.29%, 01/12/2044 Δ	111
	Morgan Stanley ABS Capital I
2,226	0.26%, 12/25/2036 Δ	1,080
	Morgan Stanley Capital I Trust
610	5.16%, 10/12/2052 Δ	674
900	5.69%, 04/15/2049 ╦Δ	1,036

1

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 16.9% - (continued)
		Finance and Insurance - 16.9% - (continued)
		Morgan Stanley Mortgage Loan Trust
	$1,243	0.37%, 11/25/2036 Δ	$542
		Option One Mortgage Loan Trust
	216	0.45%, 03/25/2037 Δ	92
		Residential Accredit Loans, Inc.
	1,772	2.95%, 11/25/2037 Δ	915
	2,362	3.89%, 04/25/2035 Δ	1,875
		Residential Asset Securitization Trust
	1,107	0.65%, 03/25/2035 Δ	853
		Residential Funding Mortgage Securities, Inc.
	1,476	6.00%, 07/25/2037	1,413
		Sequoia Mortgage Trust
	333	0.47%, 01/20/2035 Δ	310
		Soundview Home Equity Loan Trust, Inc.
	3,766	0.44%, 07/25/2036 Δ	1,956
	2,480	1.30%, 09/25/2037 Δ	1,525
		Structured Adjustable Rate Mortgage Loan Trust
	2,787	2.65%, 02/25/2036 Δ	2,109
		Structured Asset Mortgage Investments Trust
	792	0.42%, 05/26/2046 Δ	429
		UBS-Barclays Commercial Mortgage Trust
	1,015	3.53%, 05/10/2063 ‡	1,084
	1,655	4.96%, 08/10/2049 ■	1,421
		Wachovia Bank Commercial Mortgage Trust
	425	5.12%, 07/15/2042	463
	816	5.24%, 10/15/2044 Δ	898
		Wells Fargo Alternative Loan Trust
	362	6.25%, 11/25/2037	348
		Wells Fargo Commercial Mortgage Trust
	270	4.78%, 10/15/2045 ■	264
		Wells Fargo Mortgage Backed Securities Trust
	1,958	2.72%, 04/25/2036 Δ	1,853
	4,341	2.92%, 12/28/2037 ‡Δ	3,822
	633	3.04%, 09/25/2036 Δ	559
	246	5.16%, 10/25/2035 Δ	245
		WF-RBS Commercial Mortgage Trust
	795	2.88%, 12/15/2045	806
	300	3.00%, 08/15/2045 Δ	308
	2,375	3.07%, 03/15/2045 ☼	2,446
	8,604	3.09%, 11/15/2044 ■►╦	1,032
	2,661	4.46%, 12/15/2022 ■Δ	2,112
	1,750	4.80%, 11/15/2045 ■╦Δ	1,418
	290	4.87%, 02/15/2044 ■	339
	445	4.90%, 06/15/2044 ■	524
	1,815	4.96%, 11/15/2045 ■	1,758
	635	5.00%, 06/15/2044 ■	534
			112,852
		Total asset & commercial mortgage backed securities
		(cost $106,140)	$112,852

CORPORATE BONDS - 19.6%
		Accommodation and Food Services - 0.4%
		Caesars Operating Escrow
	$500	9.00%, 02/15/2020 ■	$509
		Choice Hotels International, Inc.
	766	5.75%, 07/01/2022	850
		Wynn Las Vegas LLC
	1,135	7.75%, 08/15/2020	1,280
			2,639
		Administrative Waste Management and Remediation - 0.2%
		Casella Waste Systems, Inc.
	140	7.75%, 02/15/2019	135
		Clean Harbors, Inc.
	60	5.13%, 06/01/2021 ■	62
	287	5.25%, 08/01/2020	300
		Iron Mountain, Inc.
	310	5.75%, 08/15/2024	312
	240	7.75%, 10/01/2019	269
			1,078
		Agriculture, Forestry, Fishing and Hunting - 0.0%
		Ainsworth Lumber Ltd.
	90	7.50%, 12/15/2017 ■	96

		Apparel Manufacturing - 0.1%
		Hanesbrands, Inc.
	480	6.38%, 12/15/2020	520
		Phillips Van-Heusen Corp.
	270	7.38%, 05/15/2020	305
		PVH Corp.
	160	4.50%, 12/15/2022	159
			984
		Arts, Entertainment and Recreation - 1.4%
		AMC Entertainment, Inc.
	131	8.75%, 06/01/2019	145
	195	9.75%, 12/01/2020	227
		Carlson Wagonlit B.V.
	200	6.88%, 06/15/2019 ■	212
		CCO Holdings LLC
	2,830	5.25%, 09/30/2022 ╦	2,802
	1,170	7.88%, 04/30/2018	1,251
		Cinemark USA, Inc.
	30	5.13%, 12/15/2022 ■	30
		Fidelity National Information Services, Inc.
	750	5.00%, 03/15/2022	812
		Gray Television, Inc.
	425	7.50%, 10/01/2020 ■	442
		Great Canadian Gaming Co.
CAD	120	6.63%, 07/25/2022 ■	126
		Greektown Superholdings, Inc.
	380	13.00%, 07/01/2015	408
		Isle of Capri Casinos, Inc.
	361	8.88%, 06/15/2020	394
		Liberty Media Corp.
	650	8.50%, 07/15/2029	725
		NAI Entertainment Holdings LLC
	267	8.25%, 12/15/2017 ■	292
		National CineMedia LLC
	75	6.00%, 04/15/2022	80
		Regal Entertainment Group
	72	5.75%, 02/01/2025	71
		Sirius XM Radio, Inc.
	115	5.25%, 08/15/2022 ■	117

2

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 19.6% - (continued)
		Arts, Entertainment and Recreation - 1.4% - (continued)
		Starz Financial Corp.
	$120	5.00%, 09/15/2019 ■	$124
		Univision Communications, Inc.
	310	6.75%, 09/15/2022 ■	324
		Videotron Ltee
	557	5.00%, 07/15/2022	582
			9,164
		Beverage and Tobacco Product Manufacturing - 0.2%
		Constellation Brands, Inc.
	130	4.63%, 03/01/2023	132
	740	6.00%, 05/01/2022	833
	415	7.25%, 05/15/2017	479
			1,444
		Chemical Manufacturing - 0.3%
		Ashland, Inc.
	55	4.75%, 08/15/2022 ■	57
		Ferro Corp.
	180	7.88%, 08/15/2018	176
		Hexion Specialty Chemicals
	265	8.88%, 02/01/2018	268
		Hexion U.S. Finance Corp.
	125	6.63%, 04/15/2020	123
		Ineos Group Holdings plc
	505	8.50%, 02/15/2016 ■	509
		LyondellBasell Industries N.V.
	300	6.00%, 11/15/2021	352
		Nufarm Australia Ltd.
	325	6.38%, 10/15/2019 ■	345
			1,830
		Computer and Electronic Product Manufacturing - 0.5%
		CDW Escrow Corp.
	800	8.50%, 04/01/2019	886
		Esterline Technologies Corp.
	530	7.00%, 08/01/2020	588
		Freescale Semiconductor, Inc.
	135	8.05%, 02/01/2020	139
		Jabil Circuit, Inc.
	180	4.70%, 09/15/2022	184
		Seagate HDD Cayman
	725	6.88%, 05/01/2020	787
	490	7.00%, 11/01/2021	538
			3,122
		Construction - 0.3%
		K Hovnanian Enterprises, Inc.
	486	9.13%, 11/15/2020 ■	536
		KB Home
	181	1.38%, 02/01/2019 ۞	185
	491	7.50%, 09/15/2022	550
		Lennar Corp.
	475	4.75%, 12/15/2017	498
	200	4.75%, 11/15/2022 ■	196
		Pulte Homes, Inc.
	90	6.38%, 05/15/2033	92
		Ryland Group, Inc.
	255	5.38%, 10/01/2022	261
			2,318
		Fabricated Metal Product Manufacturing - 0.3%
		Anixter International, Inc.
	205	5.63%, 05/01/2019	217
		Ball Corp.
	230	5.00%, 03/15/2022	244
	640	6.75%, 09/15/2020	706
		Crown Americas, Inc.
	175	4.50%, 01/15/2023 ■	172
		Masco Corp.
	520	5.95%, 03/15/2022	576
		Ply Gem Industries, Inc.
	130	9.38%, 04/15/2017	141
			2,056
		Finance and Insurance - 3.5%
		Ally Financial, Inc.
	495	5.50%, 02/15/2017	532
		BC Mountain LLC
	15	7.00%, 02/01/2021 ■☼	15
		CIT Group, Inc.
	95	5.38%, 05/15/2020	103
	1,347	5.50%, 02/15/2019 ■	1,441
		CNH Capital LLC
	55	3.88%, 11/01/2015 ■	57
		Community Choice Financial, Inc.
	300	10.75%, 05/01/2019	285
		Credit Acceptance Corp.
	471	9.13%, 02/01/2017	515
		DuPont Fabros Technology L.P.
	260	8.50%, 12/15/2017	282
		Felcor Lodging L.P.
	130	5.63%, 03/01/2023 ■	131
		Fibria Overseas Finance Ltd.
	830	6.75%, 03/03/2021 ■	913
		Fresenius Medical Care U.S. Finance II, Inc.
	340	5.63%, 07/31/2019 ■	368
	250	9.00%, 07/15/2015 ■	285
		Host Hotels & Resorts L.P.
	700	6.00%, 11/01/2020	766
		Ineos Finance plc
	481	8.38%, 02/15/2019 ■	527
	300	9.00%, 05/15/2015 ■╦	318
		ING US, Inc.
	591	5.50%, 07/15/2022 ■	645
		Ladder Capital Finance Holdings LLC
	836	7.38%, 10/01/2017 ■	863
		Lloyds Banking Group plc
	520	6.50%, 09/14/2020 ■	577
	1,000	7.88%, 11/01/2020 ■	1,096
		Mapfre S.A.
EUR	1,450	5.92%, 07/24/2037	1,673
		Minerva Luxembourg S.A.
	560	7.75%, 01/31/2023 ■	574
		National Money Mart Co.
	155	10.38%, 12/15/2016	171
		Nationstar Mortgage LLC
	310	7.88%, 10/01/2020 ■	338
		Natixis
	4,900	0.55%, 01/15/2019 Δ	4,450
		Nuveen Investments, Inc.
	150	9.13%, 10/15/2017 ■	152
	351	9.50%, 10/15/2020 ■	362

3

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 19.6% - (continued)
	Finance and Insurance - 3.5% - (continued)
	Provident Funding Associates L.P.
$776	10.25%, 04/15/2017 ■	$867
	Royal Bank of Scotland plc
1,480	6.13%, 12/15/2022	1,524
	Santander Holdings USA, Inc.
518	4.63%, 04/19/2016	551
	SLM Corp.
100	6.00%, 01/25/2017	111
545	6.25%, 01/25/2016	600
840	8.45%, 06/15/2018	1,001
	TitleMax, Inc.
460	13.25%, 07/15/2015	509
	UBS AG Stamford CT
515	7.63%, 08/17/2022	566
		23,168
	Furniture and Related Product Manufacturing - 0.0%
	Tempur-Pedic International, Inc.
40	6.88%, 12/15/2020 ■	43

	Health Care and Social Assistance - 1.4%
	Alere, Inc.
485	9.00%, 05/15/2016	510
	Biomet, Inc.
425	6.50%, 08/01/2020 - 10/01/2020 ■	436
	BioScrip, Inc.
305	10.25%, 10/01/2015	324
	Community Health Systems, Inc.
1,371	5.13%, 08/15/2018	1,443
265	7.13%, 07/15/2020	286
	Exelixis, Inc.
32	4.25%, 08/15/2019 ۞	32
	HCA Holdings, Inc.
340	6.25%, 02/15/2021	358
	HCA, Inc.
360	4.75%, 05/01/2023	362
260	5.88%, 05/01/2023	271
800	6.50%, 02/15/2020	890
1,305	7.50%, 11/15/2095	1,165
1,225	8.50%, 04/15/2019	1,363
	Health Management Associates, Inc.
155	7.38%, 01/15/2020	170
	Hologic, Inc.
61	2.00%, 03/01/2042 ۞	66
65	6.25%, 08/01/2020 ■	70
	Radiation Therapy Services, Inc.
311	8.88%, 01/15/2017	309
	Savient Pharmaceuticals, Inc.
350	4.75%, 02/01/2018 ۞	94
	Tenet Healthcare Corp.
85	4.50%, 04/01/2021 ■☼	84
205	4.75%, 06/01/2020 ■	206
560	8.88%, 07/01/2019	633
		9,072
	Information - 3.3%
	Altice Financing S.A.
330	7.88%, 12/15/2019 ■	354
	Audatex North America, Inc.
605	6.75%, 06/15/2018 ■	649
	Brocade Communications Systems, Inc.
165	4.63%, 01/15/2023 ■	165
	Cricket Communications, Inc.
1,100	7.75%, 05/15/2016	1,158
	CSC Holdings, Inc.
1,225	7.63%, 07/15/2018	1,427
	DISH DBS Corp.
140	5.00%, 03/15/2023 ■	138
2,250	5.88%, 07/15/2022	2,391
835	6.75%, 06/01/2021	935
425	7.88%, 09/01/2019	503
	Emdeon, Inc.
355	11.00%, 12/31/2019	408
	First Data Corp.
410	6.75%, 11/01/2020 ■	421
535	8.25%, 01/15/2021 ■	551
	Harron Communications L.P.
185	9.13%, 04/01/2020 ■	203
	Hughes Satellite Systems Corp.
630	6.50%, 06/15/2019	696
	Intelsat Bermuda Ltd.
880	11.50%, 02/04/2017 Þ	933
	Intelsat Jackson Holdings S.A.
280	6.63%, 12/15/2022 ■	285
250	7.50%, 04/01/2021	271
	InterActiveCorp
130	4.75%, 12/15/2022 ■	129
	Lawson Software, Inc.
147	9.38%, 04/01/2019	166
	Level 3 Communications, Inc.
105	8.88%, 06/01/2019 ■	114
	Level 3 Escrow, Inc.
75	8.13%, 07/01/2019	82
	Level 3 Financing, Inc.
150	7.00%, 06/01/2020 ■	159
527	10.00%, 02/01/2018	586
	MetroPCS Wireless, Inc.
640	7.88%, 09/01/2018	693
	NCR Corp.
745	4.63%, 02/15/2021 ■	746
60	5.00%, 07/15/2022 ■	61
	Netflix Inc.
255	5.38%, 02/01/2021 ■	254
	NII Capital Corp.
170	7.63%, 04/01/2021	133
	SBA Communications Corp.
265	5.63%, 10/01/2019 ■	278
	SBA Telecommunications, Inc.
180	5.75%, 07/15/2020 ■	189
	Softbrands, Inc.
103	11.50%, 07/15/2018	121
	Sprint Nextel Corp.
799	7.00%, 03/01/2020 ■	927
451	9.00%, 11/15/2018 ■	558
	Syniverse Holdings, Inc.
480	9.13%, 01/15/2019	522
	TW Telecom Holdings, Inc.
130	5.38%, 10/01/2022	136

4

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 19.6% - (continued)
	Information - 3.3% - (continued)
	Unitymedia Hessen GmbH & Co.
$330	5.50%, 01/15/2023 ■	$337
490	7.50%, 03/15/2019 ■	535
	UPCB Finance III Ltd.
1,125	6.63%, 07/01/2020 ■	1,201
	Wind Acquisition Finance S.A.
720	7.25%, 02/15/2018 ■	757
	Windstream Corp.
125	6.38%, 08/01/2023 ■	125
1,515	7.75%, 10/15/2020	1,648
225	7.88%, 11/01/2017	257
	Zayo Group LLC
10	8.13%, 01/01/2020	11
5	10.13%, 07/01/2020	6
		22,219
	Machinery Manufacturing - 0.3%
	Case New Holland, Inc.
1,700	7.88%, 12/01/2017	2,010
	Gibraltar Industries, Inc.
65	6.25%, 02/01/2021 ■	67
	Weekley Homes LLC
35	6.00%, 02/01/2023 ■☼	36
		2,113
	Mining - 0.6%
	American Rock Salt Co. LLC
81	8.25%, 05/01/2018 ■	74
	Consol Energy, Inc.
130	8.00%, 04/01/2017	140
	FMG Resources Pty Ltd.
980	6.00%, 04/01/2017 ■	1,007
	Peabody Energy Corp.
735	6.25%, 11/15/2021	768
855	6.50%, 09/15/2020	900
900	7.38%, 11/01/2016	1,026
	Vulcan Materials Co.
50	7.15%, 11/30/2037	50
50	7.50%, 06/15/2021	58
		4,023
	Miscellaneous Manufacturing - 0.6%
	BE Aerospace, Inc.
1,525	5.25%, 04/01/2022	1,605
	Bombardier, Inc.
300	7.75%, 03/15/2020 ■	340
	DigitalGlobe, Inc
250	5.25%, 02/01/2021 ■	249
	Owens-Brockway Glass Container, Inc.
35	7.38%, 05/15/2016	40
	Reynolds Group Issuer, Inc.
360	6.87%, 02/15/2021 Δ	386
315	7.13%, 04/15/2019 Δ	336
505	7.88%, 08/15/2019	556
	TransDigm Group, Inc.
490	7.75%, 12/15/2018	545
		4,057
	Motor Vehicle and Parts Manufacturing - 0.3%
	Meritor, Inc.
350	10.63%, 03/15/2018	372
	Tenneco, Inc.
645	6.88%, 12/15/2020	708
	TRW Automotive, Inc.
950	7.25%, 03/15/2017 ■	1,099
		2,179
	Nonmetallic Mineral Product Manufacturing - 0.2%
	Ardagh Packaging Finance plc
275	7.38%, 10/15/2017 ■	303
200	9.13%, 10/15/2020 ■	219
	Silgan Holdings, Inc.
730	5.00%, 04/01/2020	756
		1,278
	Other Services - 0.1%
	Service Corp. International
530	4.50%, 11/15/2020	537

	Paper Manufacturing - 0.3%
	Boise Cascade LLC
90	6.38%, 11/01/2020 ■	94
	Cascades, Inc.
275	7.88%, 01/15/2020	293
	Clearwater Paper Corp.
120	4.50%, 02/01/2023 ■	119
	P.H. Glatfelter Co.
420	5.38%, 10/15/2020	439
	Rock-Tenn Co.
40	3.50%, 03/01/2020 ■	41
300	4.00%, 03/01/2023 ■	299
	Smurfit Kappa Acquisitions
410	4.88%, 09/15/2018 ■	422
		1,707
	Petroleum and Coal Products Manufacturing - 1.1%
	Antero Resources Finance Corp.
320	7.25%, 08/01/2019	347
	Basic Energy Services, Inc.
175	7.75%, 02/15/2019	174
	Chesapeake Energy Corp.
430	2.50%, 05/15/2037 ۞	418
600	6.88%, 08/15/2018	636
	Continental Resources, Inc.
360	5.00%, 09/15/2022	383
	Denbury Resources, Inc.
435	4.63%, 07/15/2023 ☼	426
	Endeavour International Corp.
300	12.00%, 03/01/2018 ■	320
	EPE Holding/EP Energy Bond
120	8.13%, 12/15/2017 ■	121
	Everest Acquisition LLC
165	6.88%, 05/01/2019	179
373	9.38%, 05/01/2020	418
	Ferrellgas Partners L.P.
90	6.50%, 05/01/2021	91
	Harvest Operations Corp.
81	6.88%, 10/01/2017	90
	Hornbeck Offshore Services, Inc.
300	5.88%, 04/01/2020	315
	MEG Energy Corp.
305	6.38%, 01/30/2023 ■	318

5

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 19.6% - (continued)
	Petroleum and Coal Products Manufacturing - 1.1% - (continued)
	Newfield Exploration Co.
$625	5.75%, 01/30/2022	$688
600	6.88%, 02/01/2020	649
	Range Resources Corp.
250	5.75%, 06/01/2021	268
550	6.75%, 08/01/2020	604
	Rosetta Resources, Inc.
305	9.50%, 04/15/2018	340
	Seadrill Ltd.
640	5.63%, 09/15/2017 ■	648
	Shelf Drilling Holdings Ltd.
245	8.63%, 11/01/2018 ■	258
		7,691
	Pipeline Transportation - 0.9%
	El Paso Corp.
520	7.00%, 06/15/2017	596
630	7.80%, 08/01/2031	735
	Energy Transfer Equity L.P.
1,250	7.50%, 10/15/2020	1,441
	Kinder Morgan Finance Co.
2,185	6.00%, 01/15/2018 ■╦	2,409
	MarkWest Energy Partners L.P.
260	5.50%, 02/15/2023	274
505	6.25%, 06/15/2022	548
		6,003
	Plastics and Rubber Products Manufacturing - 0.1%
	Continental Rubber of America Corp.
445	4.50%, 09/15/2019 ■	456
	Nortek, Inc.
110	8.50%, 04/15/2021 ■	124
		580
	Printing and Related Support Activities - 0.1%
	Deluxe Corp.
185	6.00%, 11/15/2020 ■	187
465	7.00%, 03/15/2019	496
	Quebecor Media, Inc.
170	5.75%, 01/15/2023 ■	178
		861
	Professional, Scientific and Technical Services - 0.2%
	Lamar Media Corp.
405	5.88%, 02/01/2022	445
	Lender Processing Services, Inc.
205	5.75%, 04/15/2023	217
	SunGard Data Systems, Inc.
475	7.38%, 11/15/2018	505
155	7.63%, 11/15/2020	169
		1,336
	Real Estate, Rental and Leasing - 0.9%
	Air Lease Corp.
395	4.50%, 01/15/2016	401
755	5.63%, 04/01/2017	797
	HDTFS, Inc.
135	5.88%, 10/15/2020 ■	143
85	6.25%, 10/15/2022 ■	92
	International Lease Finance Corp.
625	5.65%, 06/01/2014	654
375	5.75%, 05/15/2016	403
1,960	5.88%, 04/01/2019	2,119
100	6.25%, 05/15/2019	111
760	6.75%, 09/01/2016 ■	857
	United Rentals North America, Inc.
575	5.75%, 07/15/2018	618
		6,195
	Retail Trade - 1.0%
	99 Cents Only Stores
360	11.00%, 12/15/2019	413
	AmeriGas Finance LLC
715	7.00%, 05/20/2022	783
	AutoNation, Inc.
325	5.50%, 02/01/2020	349
	Building Materials Corp.
644	6.75%, 05/01/2021 ■	710
141	7.50%, 03/15/2020 ■	154
	GRD Holding III Corp.
250	10.75%, 06/01/2019 ■	260
	JC Penney Corp., Inc.
75	5.65%, 06/01/2020	62
20	6.38%, 10/15/2036	15
35	7.13%, 11/15/2023	30
170	7.40%, 04/01/2037	143
20	7.95%, 04/01/2017	19
	Ltd. Brands, Inc.
1,145	5.63%, 02/15/2022	1,231
95	6.95%, 03/01/2033	98
370	7.00%, 05/01/2020	426
	Michaels Stores, Inc.
445	7.75%, 11/01/2018	487
	PC Merger Sub, Inc.
395	8.88%, 08/01/2020 ■	427
	Sally Holdings LLC
530	5.75%, 06/01/2022	560
	Sotheby's
365	5.25%, 10/01/2022 ■	375
		6,542
	Transportation Equipment Manufacturing - 0.1%
	Huntington Ingalls Industries, Inc.
150	6.88%, 03/15/2018	164
575	7.13%, 03/15/2021	633
		797
	Utilities - 0.8%
	AES (The) Corp.
1,100	8.00%, 06/01/2020	1,265
	AES El Salvador Trust
275	6.75%, 02/01/2016 §	281
	Calpine Corp.
1,404	7.50%, 02/15/2021 ■	1,523
	Dolphin Subsidiary II, Inc.
1,150	7.25%, 10/15/2021	1,239
	EDP Finance B.V.
645	4.90%, 10/01/2019 ■	651
	Texas Competitive Electric Co.
410	11.50%, 10/01/2020 ■	324
		5,283

6

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 19.6% - (continued)
		Water Transportation - 0.1%
		ACL I Corp.
	$465	10.63%, 02/15/2016 Þ	$449
		Royal Caribbean Cruises Ltd.
	100	5.25%, 11/15/2022	106
			555
		Total corporate bonds
		(cost $127,071)	$130,970

FOREIGN GOVERNMENT OBLIGATIONS - 32.6%
		Argentina - 0.4%
		Argentina (Republic of)
	$4,643	8.28%, 12/31/2033	$2,841
			2,841
		Austria - 0.3%
		Austria (Republic of)
EUR	505	3.50%, 09/15/2021 ■	$778
EUR	860	4.65%, 01/15/2018 ■	1,370
			2,148
		Belgium - 0.6%
		Belgium (Kingdom of)
EUR	430	3.75%, 09/28/2020	660
EUR	415	4.00%, 03/28/2022	646
EUR	1,180	4.00%, 03/28/2017 ■	1,794
EUR	480	4.25%, 09/28/2014	693
			3,793
		Brazil - 2.5%
		Brazil (Republic of)
	1,750	5.63%, 01/07/2041	2,115
	3,500	5.88%, 01/15/2019 ‡	4,252
	895	7.88%, 03/07/2015	1,018
	3,450	8.25%, 01/20/2034 ‡	5,460
	2,075	11.00%, 08/17/2040 ╦	2,576
	715	12.25%, 03/06/2030	1,419
			16,840
		Bulgaria - 0.1%
		Bulgaria (Republic of)
	400	8.25%, 01/15/2015 §	452

		Colombia - 1.1%
		Colombia (Republic of)
	1,800	7.38%, 09/18/2037 ╦	2,619
	700	8.13%, 05/21/2024	1,022
COP	56,000	9.85%, 06/28/2027	48
	2,430	11.75%, 02/25/2020 ‡	3,827
COP	103,000	12.00%, 10/22/2015	70
			7,586
		Croatia - 0.3%
		Croatia (Republic of)
	1,940	6.38%, 03/24/2021 §	2,192

		Denmark - 0.1%
		Denmark (Kingdom of)
DKK	3,915	4.00%, 11/15/2019	848

		Ecuador - 0.0%
		Ecuador (Republic of)
	220	9.38%, 12/15/2015 §	227

		Finland - 0.1%
		Finland (Republic of)
EUR	350	3.38%, 04/15/2020	538
EUR	200	3.88%, 09/15/2017	308
			846
		France - 1.4%
		France (Government of)
EUR	570	2.25%, 10/25/2022	773
EUR	1,790	3.00%, 07/12/2014	2,523
EUR	3,895	3.75%, 04/25/2017	5,908
			9,204
		Hungary - 0.6%
		Hungary (Republic of)
	330	4.75%, 02/03/2015	338
	1,750	6.25%, 01/29/2020	1,921
HUF	123,980	6.75%, 02/24/2017	596
HUF	21,650	7.50%, 11/12/2020	110
	700	7.63%, 03/29/2041	817
			3,782
		Indonesia - 1.4%
		Indonesia (Republic of)
	750	6.75%, 03/10/2014 §	792
	3,515	6.88%, 01/17/2018 §	4,231
	2,590	7.75%, 01/17/2038 §	3,723
	275	8.50%, 10/12/2035 §	422
			9,168
		Ireland - 0.2%
		Ireland (Republic of)
EUR	775	4.50%, 10/18/2018 - 04/18/2020	1,095
			1,095
		Italy - 1.3%
		Italy (Republic of)
EUR	1,975	4.25%, 08/01/2014	2,787
EUR	130	5.00%, 03/01/2022	189
		Italy Buoni Poliennali del Tesoro
EUR	3,900	3.50%, 11/01/2017	5,389
			8,365
		Japan - 3.0%
		Japan (Government of)
JPY	141,750	0.30%, 03/20/2017	1,562
JPY	701,150	0.40%, 09/20/2016	7,755
JPY	458,250	0.50%, 03/20/2016	5,077
JPY	115,000	0.60%, 03/20/2016	1,278
JPY	227,300	1.10%, 03/20/2021	2,594
JPY	85,850	1.30%, 12/20/2018	998
JPY	92,350	1.40%, 09/20/2019	1,080
			20,344
		Malaysia - 0.4%
		Malaysia (Government of)
MYR	3,060	4.26%, 09/15/2016	1,022
MYR	3,065	4.38%, 11/29/2019	1,042
MYR	1,020	5.09%, 04/30/2014	336
			2,400
		Mexico - 3.3%
		Mexican Bonos De Desarrollo
MXN	4,998	6.50%, 06/10/2021	432
MXN	13,313	7.25%, 12/15/2016	1,142
MXN	14,971	10.00%, 12/05/2024	1,677

7

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 32.6% - (continued)
		Mexico - 3.3% - (continued)
		United Mexican States
	$7,322	3.63%, 03/15/2022	$7,853
	6,998	4.75%, 03/08/2044	7,358
	2,226	5.75%, 10/12/2110 ╦	2,488
	476	5.88%, 02/17/2014	501
MXN	2,125	7.75%, 12/14/2017	189
MXN	6,916	9.50%, 12/18/2014	593
			22,233
		Netherlands - 0.4%
		Netherlands (Kingdom of)
EUR	655	2.25%, 07/15/2022	918
EUR	630	4.00%, 07/15/2018	986
EUR	500	4.50%, 07/15/2017	786
			2,690
		Norway - 0.0%
		Norway (Kingdom of)
NOK	1,545	3.75%, 05/25/2021	311

		Panama - 0.7%
		Panama (Republic of)
	875	7.25%, 03/15/2015	978
	1,770	8.88%, 09/30/2027 ╦	2,739
	440	9.38%, 04/01/2029	718
			4,435
		Peru - 0.9%
		Peru (Republic of)
	2,800	8.75%, 11/21/2033	4,655
	900	9.88%, 02/06/2015 ╦	1,052
		Peru Bono Soberano
PEN	650	7.84%, 08/12/2020	317
			6,024
		Philippines - 2.0%
		Philippines (Republic of)
	1,760	6.38%, 01/15/2032	2,286
	6,315	10.63%, 03/16/2025 ‡	10,735
			13,021
		Poland - 0.5%
		Poland (Republic of)
PLN	3,445	4.66%, 01/25/2014 ○	1,080
PLN	5,040	5.25%, 10/25/2017 - 10/25/2020	1,777
PLN	1,555	5.75%, 10/25/2021	575
			3,432
		Russia - 2.5%
		Russian Federation
	1,400	3.25%, 04/04/2017 §	1,484
	3,400	3.63%, 04/29/2015 ╦§	3,570
	3,100	5.00%, 04/29/2020 §	3,530
	2,976	7.50%, 03/31/2030 §	3,720
	2,360	12.75%, 06/24/2028 §	4,649
			16,953
		Singapore - 0.1%
		Singapore (Republic of)
SGD	490	3.75%, 09/01/2016	443

		South Africa - 0.9%
		South Africa (Republic of)
	205	6.50%, 06/02/2014	218
	2,855	6.88%, 05/27/2019 ╦	3,512
ZAR	1,000	7.00%, 02/28/2031	102
ZAR	7,230	8.00%, 12/21/2018	885
ZAR	1,730	8.25%, 09/15/2017	213
ZAR	6,160	10.50%, 12/21/2026	876
			5,806
		Spain - 1.0%
		Spain (Kingdom of)
EUR	1,025	3.30%, 10/31/2014	1,414
EUR	2,475	3.80%, 01/31/2017	3,391
EUR	1,190	5.50%, 04/30/2021	1,688
EUR	40	5.85%, 01/31/2022	57
			6,550
		Sweden - 0.2%
		Sweden (Kingdom of)
SEK	6,690	3.75%, 08/12/2017	1,160

		Switzerland - 0.0%
		Switzerland (Republic of)
CHF	270	3.00%, 01/08/2018	336

		Turkey - 3.1%
		Turkey (Republic of)
	5,225	5.13%, 03/25/2022 ‡	5,891
	530	5.63%, 03/30/2021	617
	4,260	6.00%, 01/14/2041 ‡	5,069
	3,140	7.25%, 03/15/2015 ╦	3,492
	3,440	7.50%, 07/14/2017 ╦	4,157
TRY	1,355	9.05%, 05/15/2013 ○	759
TRY	785	10.50%, 01/15/2020	543
			20,528
		Ukraine - 0.3%
		Ukraine (Government of)
	1,990	6.25%, 06/17/2016 §	1,990

		United Kingdom - 0.4%
		United Kingdom (Government of)
GBP	175	1.00%, 09/07/2017	278
GBP	115	1.75%, 09/07/2022	177
GBP	1,005	2.00%, 01/22/2016	1,661
GBP	325	4.50%, 12/07/2042	630
			2,746
		Venezuela - 2.5%
		Venezuela (Republic of)
	5,170	7.00%, 12/01/2018 §	4,956
	2,380	8.25%, 10/13/2024 §	2,249
	4,320	11.95%, 08/05/2031 §	4,957
	3,615	12.75%, 08/23/2022 §	4,338
			16,500
		Total foreign government obligations
		(cost $209,270)	$217,289

SENIOR FLOATING RATE INTERESTS ♦ - 20.2%
		Accommodation and Food Services - 0.6%
		Caesars Entertainment Operating Co., Inc.
	$1,750	4.45%, 01/28/2018	$1,589
	1,940	9.50%, 10/31/2016	1,971

8

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 20.2% - (continued)
	Accommodation and Food Services - 0.6% - (continued)
	Pilot Travel Centers LLC
$180	4.25%, 08/07/2019	$182
		3,742
	Administrative Waste Management and Remediation - 0.5%
	Acosta, Inc.
1,107	5.00%, 03/02/2018	1,121
	ADS Waste Holdings, Inc.
375	5.25%, 10/09/2019	378
	Audio Visual Services Group, Inc.
1,267	6.75%, 11/09/2018	1,248
	Brickman Group Holdings, Inc.
699	5.50%, 10/14/2016	706
		3,453
	Agriculture, Construction, Mining and Machinery - 0.2%
	Pro Mach, Inc.
410	5.00%, 07/06/2017	413
	Veyance Technologies, Inc.
400	5.96%, 07/31/2015	395
	Veyance Technologies, Inc. Delayed Draw Term Loan
62	2.46%, 07/31/2014	61
	Veyance Technologies, Inc. Initial Term Loan
431	2.46%, 07/31/2014	427
		1,296
	Air Transportation - 0.3%
	AWAS Finance Luxembourg S.aár.l.
573	4.75%, 07/16/2018	577
	Delta Air Lines, Inc.
615	5.25%, 10/18/2018	622
	Delta Air Lines, Inc., Term Loan
992	5.50%, 04/20/2017	1,002
		2,201
	Apparel Manufacturing - 0.2%
	J. Crew Group, Inc.
990	4.50%, 03/07/2018	996
	PVH Corp.
170	12/31/2019 ◊☼	171
		1,167
	Arts, Entertainment and Recreation - 1.5%
	Affinity Gaming LLC
581	5.50%, 11/09/2017	587
	Formula One Holdings
923	6.00%, 04/30/2019	933
	FoxCo Acquisition LLC
264	5.50%, 07/14/2017	268
	Golden Nugget, Inc.
289	3.21%, 06/22/2014 Þ	276
	Golden Nugget, Inc., Delayed Draw
161	3.21%, 06/22/2014 Þ	154
	Gray Television, Inc.
323	4.75%, 10/12/2019	328
	Greektown Casino LLC
905	5.51%, 11/26/2018 ☼	908
	Kabel Deutschland GmbH
1,550	4.25%, 02/01/2019	1,552
	MGM Resorts International
920	4.25%, 12/20/2019	933
	Penn National Gaming, Inc.
424	3.75%, 07/16/2018	425
	ROC Finance LLC
422	7.67%, 08/19/2017	434
	Rock Ohio Caesars LLC
153	7.67%, 08/19/2017 ☼Б	158
	Town Sports International LLC
1,214	5.75%, 04/27/2018	1,217
	Tribune Co.
980	4.00%, 12/31/2019	987
	Univision Communications, Inc.
640	4.45%, 03/31/2017	640
		9,800
	Chemical Manufacturing - 0.5%
	Chemtura Corp.
185	5.50%, 08/29/2016	187
	DuPont Performance Coatings, Inc.
165	01/31/2020 ◊☼	167
	Ineos US Finance LLC
1,022	6.50%, 05/04/2018	1,044
	Pinnacle Operating Corp.
908	6.75%, 11/15/2018	900
	PQ Corp.
1,030	5.25%, 05/08/2017	1,041
		3,339
	Computer and Electronic Product Manufacturing - 0.8%
	Aeroflex, Inc.
462	5.75%, 05/09/2018	466
	CDW LLC
970	4.00%, 07/15/2017	975
	Ceridian Corp.
988	5.96%, 05/09/2017	998
	Freescale Semiconductor, Inc.
1,500	4.46%, 12/01/2016	1,501
	NXP Semiconductors N.V.
1,020	4.75%, 01/10/2020	1,033
	Spectrum Brands Holdings, Inc.
260	4.50%, 12/17/2019	263
		5,236
	Construction - 0.1%
	Aluma Systems, Inc.
189	6.25%, 10/23/2018	190
	Brand Energy & Infrastructure Services, Inc.
788	6.25%, 10/23/2018	791
		981
	Educational Services - 0.0%
	Bright Horizons Family Solutions, Inc.
175	01/23/2020 ◊☼	176

	Electrical Equipment, Appliance Manufacturing - 0.3%
	WESCO Distribution, Inc.
2,000	4.50%, 12/12/2019	2,020

	Finance and Insurance - 1.5%
	Asurion Corp., 2nd Lien Term Loan
692	9.00%, 05/24/2019	712
	Asurion Corp., Term Loan
396	5.50%, 05/24/2018	400

9

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 20.2% - (continued)
	Finance and Insurance - 1.5% - (continued)
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
$322	8.75%, 12/18/2017	$305
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
768	8.75%, 12/18/2017	728
	Chrysler Group LLC
1,295	6.00%, 05/24/2017	1,320
	Evertec LLC
520	5.50%, 09/30/2016	525
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
1,552	4.20%, 11/29/2013	1,521
	Nuveen Investments, Inc.
691	5.76%, 05/13/2017	698
	Nuveen Investments, Inc., Extended First Lien Term Loan
1,350	5.77%, 05/13/2017	1,361
	Ocwen Financial Corp.
350	01/31/2018 ◊☼	354
	USI Insurance Services LLC
420	5.25%, 12/27/2019	423
	Walter Investment Management
1,430	5.75%, 11/28/2017 ☼	1,451
		9,798
	Food Manufacturing - 0.2%
	Advance Pierre Foods, Inc.
401	5.75%, 07/10/2017	407
	Del Monte Foods Co.
435	4.50%, 03/08/2018	436
	U.S. Foodservice, Inc.
269	5.75%, 03/31/2017	272
		1,115
	Food Services - 0.5%
	Dunkin' Brands, Inc.
746	4.00%, 11/23/2017	748
	Landry's, Inc.
715	6.50%, 04/24/2018	723
	OSI Restaurant Partners LLC
1,303	4.75%, 10/28/2019	1,319
	Wendy's International, Inc.
748	4.51%, 05/15/2019	756
		3,546
	Furniture and Related Product Manufacturing - 0.3%
	AOT Bedding Super Holdings LLC
520	5.00%, 10/01/2019	526
	Tempur-Pedic International, Inc.
970	4.51%, 12/12/2019 ☼	984
	Wilsonart International Holding LLC
705	5.50%, 10/31/2019	713
		2,223
	Health Care and Social Assistance - 1.9%
	Alkermes, Inc.
444	4.50%, 09/25/2019	449
	Aptalis Pharma, Inc.
2,233	5.50%, 02/10/2017	2,251
	Bausch & Lomb, Inc.
910	5.25%, 05/17/2019	919
	Catalent Pharma Solutions, Inc.
303	5.25%, 09/15/2017	306
	Convatec, Inc.
180	5.00%, 12/22/2016	183
	DaVita, Inc.
435	4.00%, 11/01/2019	439
	HCA, Inc., Tranche B-3 Term Loan
1,000	3.45%, 05/01/2018	1,006
	Health Management Associates, Inc.
992	4.50%, 11/16/2018	1,000
	Hologic, Inc.
244	4.50%, 08/01/2019	247
	IMS Health, Inc.
394	4.50%, 08/26/2017	394
	Jazz Pharmaceuticals, Inc.
288	5.25%, 06/12/2018	290
	Kinetic Concepts, Inc.
484	5.50%, 05/04/2018	493
	MultiPlan, Inc.
872	4.75%, 08/26/2017	876
	Par Pharmaceutical Cos., Inc.
424	5.00%, 09/30/2019	428
	Sheridan Holdings, Inc.
592	6.00%, 06/29/2018	600
286	9.00%, 07/01/2019	291
	Truven Health Analytics, Inc.
279	5.75%, 06/06/2019	281
	US Renal Care, Inc.
920	6.25%, 07/03/2019	935
616	10.25%, 01/03/2020	626
	Warner Chilcott Corp., Term Loan B-1
182	4.25%, 03/15/2018	184
	Warner Chilcott Corp., Term Loan B-2
56	4.25%, 03/15/2018	57
	Warner Chilcott Corp., Term Loan B-3
125	4.25%, 03/15/2018	127
	Warner Chilcott plc
69	4.25%, 03/15/2018	70
		12,452
	Information - 4.0%
	Alcatel-Lucent
200	06/29/2016 - 01/24/2019 ◊☼	202
	Charter Communications Operating LLC
944	4.00%, 05/15/2019	957
	Crown Castle Operating Co.
447	4.00%, 01/31/2019	450
	Decision Insight Information Group I, Inc.
1,718	7.00%, 01/04/2017	1,709
	Emdeon, Inc.
248	5.00%, 11/02/2018	251
	Epicor Software Corp.
744	5.00%, 05/16/2018	748
	First Data Corp.
623	5.20%, 03/24/2017 - 09/24/2018	623
	First Data Corp., Extended 1st Lien Term Loan
2,000	4.20%, 03/23/2018	1,979
	Intelsat Jackson Holdings S.A.
1,244	4.50%, 04/02/2018	1,259

10

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 20.2% - (continued)
	Information - 4.0% - (continued)
	Kronos, Inc.
$2,380	5.50%, 10/30/2019	$2,401
670	9.75%, 04/30/2020	680
	Lawson Software, Inc.
995	5.25%, 04/05/2018	1,008
	Level 3 Financing, Inc.
960	5.25%, 08/01/2019	973
	MetroPCS Wireless, Inc., Term Loan B3
794	4.00%, 03/17/2018	798
	MISYS plc
898	7.25%, 12/12/2018	910
	MModal, Inc.
748	6.75%, 08/16/2019	718
	Nine Entertainment Group Ltd
410	12/31/2019 ◊☼	409
	Northland Cable Television, Inc.
1,920	7.75%, 12/30/2016	1,857
	Novell, Inc.
566	7.25%, 11/22/2017	574
	RedPrairie Corp.
325	6.75%, 12/14/2018	330
	SBA Senior Finance II LLC
196	3.75%, 09/28/2019	197
	Sorenson Communications, Inc.
1,952	6.00%, 08/16/2013	1,932
	Syniverse Holdings, Inc.
915	5.00%, 04/23/2019	926
	UPC Financing Partnership
355	4.00%, 01/31/2021	357
	Warner Music Group Corp.
520	5.25%, 11/01/2018	528
	Web.com Group, Inc.
1,237	5.50%, 10/27/2017	1,256
	West Corp.
861	5.75%, 06/30/2018	871
	WideOpenWest Finance LLC
264	6.25%, 07/17/2018	266
	Zayo Group LLC
1,498	5.25%, 07/02/2019	1,518
		26,687
	Media - 0.3%
	Primedia, Inc.
1,970	7.50%, 01/13/2018	1,911

	Mining - 0.6%
	American Rock Salt Co. LLC
547	5.50%, 04/25/2017	539
	Arch Coal, Inc.
2,032	5.75%, 05/16/2018	2,083
	Fortescue Metals Group Ltd.
1,551	5.25%, 10/18/2017	1,570
		4,192
	Miscellaneous Manufacturing - 0.6%
	DigitalGlobe, Inc.
340	01/24/2020 ◊☼	344
	Hamilton Sundstrand Corp.
395	5.00%, 12/13/2019	398
	Reynolds Group Holdings, Inc.
1,696	4.75%, 09/28/2018	1,720
	Sequa Automotive Group
500	6.25%, 11/15/2018	500
	Sequa Corp.
262	5.25%, 06/19/2017	266
	TransDigm Group, Inc.
496	4.00%, 02/14/2017	500
		3,728
	Motor Vehicle and Parts Manufacturing - 0.4%
	Allison Transmission, Inc.
230	2.71%, 08/07/2014	231
542	4.25%, 08/23/2019	549
	Federal Mogul Corp., Tranche B Term Loan
461	2.14%, 12/29/2014	436
	Federal Mogul Corp., Tranche C Term Loan
235	2.14%, 12/28/2015	223
	Navistar, Inc.
296	7.00%, 08/17/2017	300
	SRAM LLC
680	4.76%, 06/07/2018	685
250	8.50%, 12/07/2018	255
		2,679
	Other Services - 0.1%
	Alliance Laundry Systems LLC
520	5.50%, 12/10/2018	526

	Petroleum and Coal Products Manufacturing - 0.2%
	Dynegy Midwest Generation LLC
112	9.25%, 08/05/2016	116
	Dynegy Power LLC
426	9.25%, 08/05/2016	443
	Plains Exploration & Production Co.
375	4.00%, 11/30/2019	376
	Samson Investment Co.
410	6.00%, 09/25/2018	416
		1,351
	Pipeline Transportation - 0.5%
	Energy Transfer Equity L.P.
1,000	3.75%, 03/24/2017	1,008
	EP Energy LLC
1,135	4.50%, 04/30/2019	1,146
670	5.00%, 05/24/2018	677
	NGPL Pipeco LLC
583	6.75%, 09/15/2017	598
		3,429
	Plastics and Rubber Products Manufacturing - 0.4%
	Berry Plastics Holding Corp.
496	2.20%, 04/03/2015	496
	Consolidated Container Co.
963	5.00%, 07/03/2019	973
	Goodyear (The) Tire & Rubber Co.
900	4.75%, 04/30/2019	910
	Tricorbraun, Inc.
383	5.50%, 05/03/2018	386
		2,765
	Primary Metal Manufacturing - 0.3%
	Novelis, Inc.
1,197	4.00%, 03/10/2017	1,208

11

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 20.2% - (continued)
	Primary Metal Manufacturing - 0.3% - (continued)
	WireCo WorldGroup, Inc.
$569	6.00%, 02/15/2017	$577
		1,785
	Professional, Scientific and Technical Services - 0.7%
	Advantage Sales & Marketing, Inc., 2nd Lien Term Loan
1,430	9.25%, 06/18/2018	1,436
	AlixPartners, LLP
592	6.50%, 06/28/2019	596
236	10.75%, 12/27/2019	240
	Getty Images, Inc.
540	4.75%, 10/18/2019	546
	Paradigm Ltd., Term Loan B1
648	6.50%, 07/30/2019	651
	Paradigm Ltd., Term Loan B2
270	10.50%, 07/30/2020	272
	SunGard Data Systems, Inc.
160	4.50%, 01/31/2020	162
	SunGard Data Systems, Inc., Extended Term Loan
500	3.86%, 02/28/2016	504
	Visant Corp.
491	5.25%, 12/22/2016	471
		4,878
	Real Estate, Rental and Leasing - 0.4%
	Avis Budget Car Rental LLC
499	4.25%, 03/15/2019	502
	Delos Aircraft, Inc.
240	4.75%, 04/12/2016	241
	Fly Leasing Ltd.
869	5.75%, 08/08/2018	879
	Realogy Corp.
156	3.20%, 10/05/2013	153
	Realogy Corp., Extended 1st Lien Term Loan B
742	4.46%, 10/10/2016	747
	Realogy Corp., Extended Credit Linked Deposit
48	4.46%, 10/10/2016	49
		2,571
	Retail Trade - 1.6%
	August LUXUK Holding Co.
130	6.25%, 04/27/2018	130
113	10.50%, 04/26/2019	114
	August U.S. Holding Co., Inc.
100	6.25%, 04/27/2018	100
87	10.50%, 04/26/2019	88
	BJ's Wholesale Club, Inc.
649	5.75%, 09/26/2019	659
	EB Sports Corp.
3,845	11.50%, 12/31/2015 Þ	3,835
	FGI Operating Co. LLC
290	5.50%, 04/19/2019	287
	FleetPride, Inc.
800	5.25%, 11/19/2019	809
	Michaels Stores, Inc.
525	3.75%, 01/28/2020	529
	Neiman (The) Marcus Group, Inc.
1,065	4.75%, 05/16/2018	1,067
	Party City Holdings, Inc.
549	5.75%, 07/27/2019	554
	Rite Aid Corp., Tranche 2 Term Loan
496	1.96%, 06/01/2014	495
	Rite Aid Corp., Tranche 5 Term Loan
496	4.50%, 03/03/2018	496
	Sports (The) Authority, Inc.
828	7.50%, 11/16/2017	837
	Sprouts Farmers Markets Holdings LLC
663	6.00%, 04/18/2018	669
		10,669
	Truck Transportation - 0.3%
	Nexeo Solutions LLC
1,062	5.00%, 09/09/2017	1,060
	Swift Transportation Co. LLC
881	5.00%, 12/21/2017	889
		1,949
	Utilities - 0.4%
	Calpine Corp.
609	4.50%, 10/09/2019	617
	LSP Madison Funding LLC
1,189	5.83%, 06/28/2019	1,201
	Texas Competitive Electric Holdings Co. LLC
900	4.74%, 10/10/2017	593
	TPF Generation Holdings LLC, Second Lien Term Loan
146	4.56%, 12/21/2014	146
		2,557
	Wholesale Trade - 0.0%
	Harbor Freight Tools USA, Inc.
3	5.50%, 11/14/2017	3
	HD Supply, Inc.
358	7.25%, 10/12/2017	367
		370
	Total senior floating rate interests
	(cost $132,138)	$134,592

U.S. GOVERNMENT AGENCIES - 14.4%
	FHLMC - 4.4%
$9,013	2.64%, 08/25/2018 ►	$855
2,060	2.89%, 08/25/2020 ►	169
6,362	2.92%, 10/25/2020 ►	127
5,000	3.50%, 02/15/2041 ☼	5,255
7,900	4.00%, 02/15/2040 ☼	8,375
3,500	4.50%, 02/15/2040 ☼	3,723
2,587	4.85%, 05/15/2037 ►	462
4,800	5.00%, 02/15/2040 ☼	5,163
4,853	5.50%, 10/01/2036 - 12/01/2038	5,281
1,755	6.16%, 12/15/2036 ►	258
		29,668
	FNMA - 2.9%
769	2.14%, 11/01/2022	761
270	2.20%, 12/01/2022	268
155	2.28%, 11/01/2022	155
130	2.34%, 11/01/2022	130
735	2.40%, 10/01/2022 - 11/01/2022	741
105	2.42%, 11/01/2022	106
105	2.47%, 11/01/2022	106

12

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 14.4% - (continued)
	FNMA - 2.9% - (continued)
$2,000	2.50%, 02/12/2028 ☼	$2,071
4,300	3.50%, 02/15/2026 - 02/15/2041 ☼	4,543
682	4.00%, 01/01/2042	726
3,450	5.00%, 08/01/2037 ☼	3,737
818	5.24%, 06/25/2042 ►	142
2,998	5.50%, 04/01/2038 ☼	3,275
1,326	6.00%, 09/01/2039 - 02/15/2040 ☼	1,448
2,566	6.99%, 10/25/2036 ►	473
2,689	8.43%, 09/25/2040 ►	461
		19,143
	GNMA - 7.1%
4,000	3.00%, 02/15/2043 ☼	4,174
14,450	3.50%, 02/15/2041 ☼	15,532
7,458	4.00%, 02/15/2040 - 10/20/2040 ☼	8,113
9,270	4.50%, 09/15/2033 - 06/15/2041 ‡☼	10,165
2,800	5.50%, 02/15/2040 ☼	3,061
5,729	6.00%, 08/15/2034 - 02/15/2040 ☼	6,452
		47,497
	Total U.S. government agencies
	(cost $96,432)	$96,308

U.S. GOVERNMENT SECURITIES - 4.7%
U.S. Treasury Securities - 4.7%
	U.S. Treasury Notes - 4.7%
$2,950	0.38%, 04/15/2015 □	$2,955
11,704	0.88%, 12/31/2016 ‡Θ	11,817
1,560	1.00%, 08/31/2016 ╦	1,585
2,339	1.75%, 05/31/2016 □	2,437
7,715	1.88%, 09/30/2017 ╦	8,094
3,384	2.00%, 04/30/2016 - 11/15/2021 ╦	3,535
1,010	2.13%, 08/15/2021 □	1,042
		31,465
	Total U.S. government securities
	(cost $31,148)	$31,465

Contracts ╬			Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
	Foreign Exchange Contracts - 0.1%
		USD Call/CAD Put
	20,800	Expiration: 06/18/2013	$450
		USD Call/CNY Put
	1,452	Expiration: 06/26/2013	–
		USD Call/KRW Put
	23,266	Expiration: 02/26/2013	204
			654
		Total call options purchased
		(cost $568)	$654

PUT OPTIONS PURCHASED - 0.1%
	Foreign Exchange Contracts - 0.0%
		Binary USD Put/JPY Call
	28	Expiration: 02/12/2013 Ҹ	$–
		EUR Put/USD Call
EUR	164	Expiration: 04/22/2013	$–
		USD Put/JPY Call
	509	Expiration: 04/23/2013	–
	735	Expiration: 02/04/2013	–
			–
	Interest Rate Contracts - 0.1%
		Interest Rate Swaption
	80,675	Expiration: 12/03/2013, Exercise Rate: 1.45%	$850
		U.S. Treasury 10-Year Note Future
	–	Expiration: 02/23/2013, Exercise Price: $131.50	5
			855
		Total put options purchased
		(cost $454)	$855

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 0.1%
	Energy - 0.1%
83,644	KCA Deutag ⌂●†	$480

	Total common stocks
	(cost $1,134)	$480

PREFERRED STOCKS - 0.1%
	Diversified Financials - 0.1%
12	Citigroup Capital XIII	$325
10	GMAC Capital Trust I ۞	267
		592
	Total preferred stocks
	(cost $576)	$592

	Total long-term investments
	(cost $704,931)	$726,057

SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,753, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $1,788)
$1,753	0.16%, 01/31/2013	$1,753
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $1,305, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $1,331)
1,305	0.16%, 01/31/2013	1,305
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $784, collateralized by U.S. Treasury Note 0.25%, 2015, value of $799)
784	0.13%, 01/31/2013	784
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,749, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $1,784)
1,749	0.13%, 01/31/2013	1,749

13

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 1.8% - (continued)
Repurchase Agreements - 1.8% - (continued)
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,197, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $1,221)
$1,197	0.17%, 01/31/2013		$1,197
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,926, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $2,984)
2,926	0.13%, 01/31/2013		2,926
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,058, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $2,099)
2,058	0.15%, 01/31/2013		2,058
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $33, collateralized by U.S. Treasury Note 0.63%, 2017, value of $34)
33	0.12%, 01/31/2013		33
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $298, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $303)
298	0.15%, 01/31/2013		298
			12,103
	Total short-term investments
	(cost $12,103)		$12,103

	Total investments
	(cost $717,034) ▲	110.6%	$738,160
	Other assets and liabilities	(10.6)%	(70,699)
	Total net assets	100.0%	$667,461

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $717,939 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,535
Unrealized Depreciation	(6,314)
Net Unrealized Appreciation	$20,221

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value of these securities was $480, which represents 0.1% of total net assets.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

Þ	This security may pay interest in additional principal instead of cash.

14

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $67,153, which represents 10.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $47,763, which represents 7.2% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	83,644	KCA Deutag	$1,134

At January 31, 2013, the aggregate value of these securities was $480, which represents 0.1% of total net assets.

۞	Convertible security.

Ҹ	This security has limitations. If the U.S. Dollar to Japanese Yen exchange rate is less than or equal to the barrier level of 79.54 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

Б	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2013, the aggregate value of the unfunded commitment was $15,410 , which represents 2.3% of total net assets.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $65,867 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $10,530 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $4,411, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

15

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at January 31, 2013 as listed in the table below:

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	126	03/15/2013	$15,942	$15,984	$42
Australian 3-Year Bond Future	43	03/15/2013	$4,900	$4,893	$(7)
Canadian Government 10-Year Bond Future	14	03/19/2013	$1,902	$1,877	$(25)
Euro BUXL 30-Year Bond Future	1	03/07/2013	$178	$179	$1
Euro-BOBL Future	28	03/07/2013	$4,781	$4,778	$(3)
Euro-BTP Future	20	03/07/2013	$3,058	$3,065	$7
Euro-BUND Future	1	03/07/2013	$193	$193	$–
Euro-OAT Future	13	03/07/2013	$2,388	$2,359	$(29)
Euro-Schatz Future	31	03/07/2013	$4,653	$4,640	$(13)
Japan 10-Year Bond Future	14	03/11/2013	$22,149	$22,092	$(57)
U.S. Treasury 2-Year Note Future	248	03/28/2013	$54,663	$54,665	$2
U.S. Treasury 30-Year Bond Future	44	03/19/2013	$6,308	$6,313	$5
U.S. Treasury 5-Year Note Future	277	03/28/2013	$34,377	$34,275	$(102)
U.S. Treasury CME Ultra Long Term Bond Future	3	03/19/2013	$469	$469	$–
					$(179)
Short position contracts:
Japan 10-Year Mini Bond Future	18	03/08/2013	$2,842	$2,842	$–
Long Gilt Future	3	03/26/2013	$555	$554	$1
U.S. Treasury 10-Year Note Future	296	03/19/2013	$38,967	$38,859	$108
					$109
					$(70)

*	The number of contracts does not omit 000's.

Θ	At January 31, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
USD Call/CNY Put (SCB)	Foreign Exchange	6.78 CNY	06/23/2013	1,452,000	$–	$5	$5

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/28/2013	CBK	$2,620	$2,602	$(18)
AUD	Buy	02/28/2013	DEUT	68	68	–
AUD	Buy	02/28/2013	UBS	173	172	(1)
AUD	Sell	02/28/2013	BMO	58	57	1
AUD	Sell	02/28/2013	CBA	92	91	1
AUD	Sell	02/28/2013	CBK	21	21	–
AUD	Sell	02/28/2013	GSC	58	57	1
AUD	Sell	02/28/2013	WEST	34	34	–
BRL	Buy	02/04/2013	GSC	1,843	1,839	(4)
BRL	Buy	02/04/2013	RBC	3,604	3,752	148
BRL	Buy	02/04/2013	UBS	75	75	–
BRL	Buy	03/04/2013	UBS	75	75	–
BRL	Sell	02/04/2013	GSC	1,785	1,839	(54)
BRL	Sell	02/04/2013	RBC	1,918	1,914	4
BRL	Sell	02/04/2013	RBC	1,777	1,838	(61)
BRL	Sell	02/04/2013	UBS	75	75	–

16

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CAD	Buy	02/28/2013	BMO	$724	$730	$6
CAD	Buy	02/28/2013	RBC	4,690	4,644	(46)
CAD	Sell	02/20/2013	BCLY	121	120	1
CAD	Sell	02/28/2013	BOA	4	4	–
CAD	Sell	02/28/2013	JPM	206	205	1
CAD	Sell	02/28/2013	RBC	733	726	7
CHF	Buy	02/28/2013	CSFB	216	220	4
CHF	Buy	02/28/2013	JPM	342	349	7
CHF	Buy	02/28/2013	MSC	6	6	–
CHF	Buy	02/28/2013	UBS	73	73	–
CHF	Sell	02/28/2013	BOA	134	137	(3)
CHF	Sell	02/28/2013	CSFB	145	148	(3)
CHF	Sell	02/28/2013	UBS	139	143	(4)
CZK	Sell	02/28/2013	JPM	14	14	–
DKK	Buy	02/28/2013	RBC	206	214	8
EUR	Buy	02/28/2013	BNP	1,904	1,976	72
EUR	Buy	02/28/2013	CBK	155	159	4
EUR	Buy	02/28/2013	GSC	259	265	6
EUR	Buy	02/28/2013	JPM	320	325	5
EUR	Buy	02/28/2013	MSC	86	88	2
EUR	Buy	02/28/2013	MSC	88	88	–
EUR	Buy	02/28/2013	RBC	173	177	4
EUR	Buy	02/04/2013	UBS	50	50	–
EUR	Buy	02/28/2013	UBS	3,741	3,887	146
EUR	Buy	02/28/2013	WEST	20,452	21,235	783
EUR	Buy	02/28/2013	WEST	607	607	–
EUR	Sell	02/28/2013	BOA	534	535	(1)
EUR	Sell	02/28/2013	CBK	745	746	(1)
EUR	Sell	03/20/2013	CSFB	1,783	1,810	(27)
EUR	Sell	02/28/2013	DEUT	60	61	(1)
EUR	Sell	02/28/2013	GSC	525	535	(10)
EUR	Sell	02/28/2013	HSBC	963	964	(1)
EUR	Sell	02/28/2013	JPM	1,081	1,097	(16)
EUR	Sell	02/28/2013	MSC	87	88	(1)
EUR	Sell	02/28/2013	SCB	59	60	(1)
EUR	Sell	02/28/2013	UBS	1,294	1,331	(37)
EUR	Sell	02/01/2013	WEST	606	606	–
EUR	Sell	02/05/2013	WEST	645	645	–
EUR	Sell	02/28/2013	WEST	1,710	1,766	(56)
GBP	Buy	02/28/2013	BCLY	24	24	–
GBP	Buy	02/28/2013	BNP	280	277	(3)
GBP	Buy	02/28/2013	CBK	6,584	6,524	(60)
GBP	Buy	02/01/2013	JPM	291	293	2
GBP	Sell	02/28/2013	CBK	544	539	5
GBP	Sell	02/28/2013	HSBC	261	262	(1)
GBP	Sell	02/28/2013	JPM	291	293	(2)
GBP	Sell	02/28/2013	UBS	200	198	2
INR	Buy	02/28/2013	JPM	348	360	12
INR	Sell	02/28/2013	JPM	282	286	(4)
JPY	Buy	02/28/2013	BNP	1,954	1,868	(86)
JPY	Buy	02/28/2013	CBK	70	68	(2)
JPY	Buy	02/28/2013	CSFB	321	320	(1)
JPY	Buy	02/28/2013	GSC	174	171	(3)
JPY	Buy	02/28/2013	JPM	70	68	(2)
JPY	Buy	02/28/2013	MSC	457	457	–
JPY	Buy	02/28/2013	NAB	34,162	32,697	(1,465)
JPY	Sell	02/28/2013	BNP	70	68	2
JPY	Sell	02/28/2013	CBK	532	530	2

17

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Sell	02/28/2013	HSBC	$809	$806	$3
JPY	Sell	02/28/2013	JPM	1,464	1,409	55
JPY	Sell	02/04/2013	MSC	457	457	–
JPY	Sell	02/28/2013	UBS	1,333	1,284	49
JPY	Sell	02/28/2013	WEST	457	443	14
KRW	Sell	02/28/2013	UBS	173	169	4
MXN	Buy	02/28/2013	BOA	1,382	1,389	7
MXN	Buy	02/28/2013	RBC	1,999	2,006	7
MXN	Sell	02/28/2013	CBK	72	71	1
MXN	Sell	02/28/2013	HSBC	2,788	2,777	11
MXN	Sell	02/28/2013	JPM	52	52	–
MXN	Sell	02/28/2013	MSC	69	69	–
MXN	Sell	02/28/2013	UBS	121	121	–
MYR	Sell	02/28/2013	UBS	137	134	3
NGN	Buy	11/25/2013	CBK	6,349	6,433	84
NOK	Buy	02/28/2013	GSC	3,463	3,553	90
NOK	Buy	02/28/2013	JPM	3,477	3,521	44
NOK	Buy	02/28/2013	MSC	180	185	5
NOK	Sell	02/28/2013	MSC	217	223	(6)
NZD	Sell	02/28/2013	JPM	133	134	(1)
PLN	Buy	02/28/2013	JPM	268	273	5
SEK	Buy	02/28/2013	JPM	431	443	12
SEK	Sell	02/28/2013	CBK	72	74	(2)
SEK	Sell	02/28/2013	GSC	3,481	3,568	(87)
SEK	Sell	02/28/2013	JPM	3,831	3,890	(59)
SEK	Sell	02/28/2013	UBS	58	59	(1)
SGD	Buy	02/28/2013	BOA	98	97	(1)
SGD	Buy	02/28/2013	JPM	277	277	–
SGD	Sell	02/28/2013	BOA	287	285	2
ZAR	Buy	02/28/2013	JPM	375	361	(14)
						$(514)

Credit Default Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY	$430	(0.32)%	07/25/45	$244	$138	$(106)
ABX.HE.AAA.06	BCLY	2,361	(0.18)%	07/25/45	240	77	(163)
ABX.HE.AAA.06	GSC	6,274	(0.18)%	07/25/45	562	202	(360)
ABX.HE.AAA.06	MSC	2,693	(0.18)%	07/25/45	281	87	(194)
ABX.HE.PENAAA.06	BOA	367	(0.11)%	05/25/46	83	66	(17)
ABX.HE.PENAAA.06	CSI	1,829	(0.11)%	05/25/46	551	329	(222)
ABX.HE.PENAAA.06	JPM	18	(0.11)%	05/25/46	4	3	(1)
ABX.HE.PENAAA.07	BCLY	1,728	(0.09)%	08/25/37	723	610	(113)
ABX.HE.PENAAA.07	JPM	171	(0.09)%	08/25/37	70	60	(10)
CDX.NA.HY.19	JPM	2,170	(5.00)%	12/20/17	(57)	(51)	6
CDX.NA.HY.19	JPM	36,585	(5.00)%	12/20/17	(679)	(863)	(184)
CDX.NA.IG.19	BOA	30,030	(1.00)%	12/20/22	752	750	(2)
CDX.NA.IG.19	GSC	1,900	(1.00)%	12/20/22	45	47	2
CMBX.NA.A.1	DEUT	1,230	(0.35)%	10/12/52	565	499	(66)
CMBX.NA.A.1	GSC	435	(0.35)%	10/12/52	197	176	(21)
CMBX.NA.AA.1	BCLY	245	(0.25)%	10/12/52	70	52	(18)
CMBX.NA.AA.1	CSI	700	(0.25)%	10/12/52	149	148	(1)

18

The Hartford Strategic Income Fund
Schedule of Investments — (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AA.1	DEUT		$1,400	(0.25)%	10/12/52	$295	$296	$1
CMBX.NA.AA.1	UBS		1,150	(0.25)%	10/12/52	344	244	(100)
CMBX.NA.AA.1	UBS		3,890	(0.25)%	10/12/52	837	838	1
CMBX.NA.AA.2	BOA		1,665	(0.15)%	03/15/49	633	631	(2)
CMBX.NA.AJ.4	JPM		665	(0.96)%	02/17/51	223	202	(21)
CMBX.NA.AJ.4	MSC		1,290	(0.96)%	02/17/51	504	392	(112)
CMBX.NA.AM.2	DEUT		1,665	(0.50)%	03/15/49	96	96	–
CMBX.NA.AM.4	BCLY		645	(0.50)%	02/17/51	110	72	(38)
CMBX.NA.AM.4	MSC		2,140	(0.50)%	02/17/51	495	239	(256)
CMBX.NA.AM.4	UBS		1,710	(0.50)%	02/17/51	330	191	(139)
ITRX.EUR.18	BOA	EUR	28,040	(1.00)%	12/20/22	1,407	1,657	250
Total						$9,074	$7,188	$(1,886)
Sell protection:
ABX.HE.AAA.06	CSI		$476	0.11%	05/25/46	$(155)	$(155)	$–
ABX.HE.AAA.06	JPM		476	0.11%	05/25/46	(154)	(155)	(1)
ABX.HE.PENAAA.07	JPM		431	0.76%	01/25/38	(265)	(190)	75
CDX.NA.IG.19	BCLY		28,780	1.00%	12/20/17	165	148	(17)
CDX.NA.IG.19	CSI		42,620	1.00%	12/20/17	265	220	(45)
CDX.NA.IG.19	GSC		59,965	1.00%	12/20/17	32	309	277
CDX.NA.IG.19	GSC		4,530	1.00%	12/20/17	27	24	(3)
CDX.NA.IG.19	MSC		14,575	1.00%	12/20/17	91	75	(16)
CMBX.NA.AA.4	CSI		415	1.65%	02/17/51	(265)	(255)	10
CMBX.NA.AA.4	MSC		1,940	1.65%	02/17/51	(1,222)	(1,193)	29
CMBX.NA.AAA.2	DEUT		1,985	0.07%	03/15/49	(112)	(54)	58
CMBX.NA.AAA.2	UBS		1,840	0.07%	03/15/49	(98)	(51)	47
CMBX.NA.AAA.3	CSI		2,655	0.08%	12/13/49	(188)	(99)	89
CMBX.NA.AAA.3	DEUT		3,275	0.08%	12/13/49	(225)	(122)	103
CMBX.NA.AAA.3	JPM		7,120	0.08%	12/13/49	(537)	(265)	272
CMBX.NA.AAA.3	UBS		2,485	0.08%	12/13/49	(216)	(93)	123
CMBX.NA.AAA.5	MSC		1,330	0.35%	02/15/51	(100)	(47)	53
CMBX.NA.AAA.6	UBS		2,355	0.50%	05/11/63	(55)	(45)	10
CMBX.NA.AJ.2	BCLY		490	1.09%	03/15/49	(110)	(78)	32
CMBX.NA.AJ.2	JPM		2,300	1.09%	03/15/49	(567)	(366)	201
CMBX.NA.AJ.3	BCLY		210	1.47%	12/13/49	(76)	(62)	14
CMBX.NA.AJ.3	CSI		1,295	1.47%	12/13/49	(406)	(380)	26
CMBX.NA.AJ.3	MSC		270	1.47%	12/13/49	(84)	(79)	5
CMBX.NA.AJ.3	UBS		975	1.47%	12/13/49	(383)	(286)	97
CMBX.NA.BB.6	CSI		160	5.00%	05/11/63	3	1	(2)
CMBX.NA.BB.6	CSI		535	5.00%	05/11/63	3	3	–
CMBX.NA.BB.6	JPM		65	5.00%	05/11/63	2	1	(1)
CMBX.NA.BB.6	MSC		310	5.00%	05/11/63	6	2	(4)
CMBX.NA.BB.6	UBS		745	5.00%	05/11/63	18	7	(11)
ITRX.EUR.18	BCLY	EUR	11,585	1.00%	12/20/17	(35)	(92)	(57)
ITRX.EUR.18	BOA	EUR	39,270	1.00%	12/20/17	(151)	(311)	(160)
ITRX.EUR.18	CSI	EUR	6,435	1.00%	12/20/17	(46)	(51)	(5)
ITRX.XOV.18	DEUT	EUR	7,490	5.00%	12/20/17	262	237	(25)
ITRX.XOV.18	GSC	EUR	70	5.00%	12/20/17	1	2	1
ITRX.XOV.18	GSC	EUR	4,635	5.00%	12/20/17	181	146	(35)
LCDX.NA.18	DEUT		4,950	2.50%	06/20/17	(74)	115	189
PrimeX.ARM.1	CSI		118	4.42%	06/25/36	11	12	1
PrimeX.ARM.1	MSC		556	4.42%	06/25/36	16	55	39

19

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
PrimeX.ARM.2	BCLY	$359	4.58%	12/25/37	$(2)	$7	$9
PrimeX.ARM.2	MSC	1,667	4.58%	06/25/36	(123)	33	156
Total					$(4,566)	$(3,032)	$1,534
Total traded indices					$4,508	$4,156	$(352)
Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	CSI	$5,180	1.00% / 1.11%	12/20/17	$(111)	$(27)	$84
Bank of America Corp.	GSC	9,200	1.00% / 1.07%	09/20/17	(640)	(28)	612
Citigroup, Inc.	GSC	9,850	1.00% / 1.04%	09/20/17	(642)	(18)	624
Citigroup, Inc.	GSC	4,450	1.00% / 1.09%	12/20/17	(80)	(18)	62
Goldman Sachs Group, Inc.	CSI	2,665	1.00% / 1.33%	12/20/17	(82)	(42)	40
Goldman Sachs Group, Inc.	UBS	4,600	1.00% / 1.29%	09/20/17	(340)	(60)	280
Morgan Stanley	BCLY	4,600	1.00% / 1.38%	09/20/17	(515)	(78)	437
Morgan Stanley	GSC	2,810	1.00% / 1.42%	12/20/17	(143)	(56)	87
Total					$(2,553)	$(327)	$2,226
					$1,955	$3,829	$1,874

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at January 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.77% Fixed	6M EURIBOR	EUR	7,650	01/22/23	$–	$139	$139
BCLY	1.88% Fixed	6M GBP LIBOR	GBP	125	11/08/22	–	4	4
BCLY	3M STIBOR	2.25% Fixed	SEK	64,800	01/22/23	–	(153)	(153)
DEUT	0.40% Fixed	3M USD LIBOR		1,715	03/20/15	$–	$1	$1
DEUT	1.78% Fixed	3M USD LIBOR		385	03/20/23	–	11	11
JPM	0.40% Fixed	3M USD LIBOR		1,780	03/20/15	–	2	2
JPM	2.00% Fixed	3M LIBOR		2,000	03/20/23	(12)	19	31
						$(12)	$23	$35

*	Notional shown in U.S. dollars unless otherwise noted.

20

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Spreadlock Swap Contracts Outstanding at January 31, 2013

Counterparty	Strike		Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BOA	0.71	%*	20,000	03/21/13	–	23	23

*	This is a spreadlock swap between the 10-Year interest rate swap curve and the yield to maturity on a 30-Year FNMA. If the rate on the 30-Year FNMA minus the 10-Year CMS (constant maturity swap) rate is greater than 0.71%, the Fund will receive money from the counterparty based on this differential. If the rate on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.71%, the Fund will pay the counterparty.

Securities Sold Short Outstanding at January 31, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FNMA, 3.00%	$1,600	02/15/2043	$1,652	$18
FNMA, 4.00%	31,400	02/15/2040	33,372	183
FNMA, 5.50%	7,700	02/15/2040	8,355	7
GNMA, 3.50%	1,850	02/15/2042	1,984	15
			$45,363	$223

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

21

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Denmark Krone
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
LCDX.NA	Credit Derivatives North American Loan
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offer Rate

Distribution by Credit Quality

as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	5.9%
Aa / AA	5.8
A	1.0
Baa / BBB	17.5
Ba / BB	23.8
B	21.6
Caa / CCC or Lower	10.7
Unrated	3.0
U.S. Government Agencies and Securities	19.1
Non-Debt Securities and Other Short-Term Instruments	2.2
Other Assets & Liabilities	(10.6)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

22

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$112,852	$–	$88,553	$24,299
Call Options Purchased	654	–	654	–
Common Stocks ‡	480	–	–	480
Corporate Bonds	130,970	–	130,920	50
Foreign Government Obligations	217,289	432	216,857	–
Preferred Stocks	592	592	–	–
Put Options Purchased	855	5	850	–
Senior Floating Rate Interests	134,592	–	134,592	–
U.S. Government Agencies	96,308	–	96,308	–
U.S. Government Securities	31,465	–	31,465	–
Short-Term Investments	12,103	–	12,103	–
Total	$738,160	$1,029	$712,302	$24,829
Credit Default Swaps *	4,402	–	4,402	–
Foreign Currency Contracts *	1,632	–	1,632	–
Futures *	166	166	–	–
Interest Rate Swaps *	188	–	188	–
Spreadlock Swaps *	23	–	23	–
Written Options *	5	–	5	–
Total	$6,416	$166	$6,250	$–
Liabilities:
Securities Sold Short	$45,363	$–	$45,363	$–
Total	$45,363	$–	$45,363	$–
Credit Default Swaps *	2,528	–	2,528	–
Foreign Currency Contracts *	2,146	–	2,146	–
Futures *	236	236	–	–
Interest Rate Swaps *	153	–	153	–
Total	$5,063	$236	$4,827	$–

♦	For the three-month period ended January 31, 2013, investments valued at $500 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

23

The Hartford Strategic Income Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$17,395	$891	$547	†	$541	$10,949	$(4,434)	$—	$(1,590)	$24,299
Common Stocks	693	—	(213	)‡	—	—	—	—	—	480
Corporate Bonds	3,042	75	(104	)§	(3)	—	(2,960)	—	—	50
U.S. Government Agencies	2,178	—	—		—	—	—	—	(2,178)	—
Total	$23,308	$966	$230		$538	$10,949	$(7,394)	$—	$(3,768)	$24,829

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $971.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $(213).
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $1.

24

The Hartford Target Retirement 2010 Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 43.8%
66	The Hartford Capital Appreciation Fund, Class Y		$2,621
227	The Hartford Dividend and Growth Fund, Class Y		5,007
211	The Hartford Emerging Markets Research Fund, Class Y		1,912
391	The Hartford Global Real Asset Fund, Class Y		4,278
272	The Hartford International Opportunities Fund, Class Y		4,395
105	The Hartford International Small Company Fund, Class Y		1,525
59	The Hartford MidCap Value Fund, Class Y		852
39	The Hartford Small Company Fund, Class Y		850
			21,440
	Total equity funds
	(cost $18,764)		$21,440

FIXED INCOME FUNDS - 56.1%
476	The Hartford Alternative Strategies Fund, Class Y		$4,889
651	The Hartford Inflation Plus Fund, Class Y		7,937
491	The Hartford Money Market Fund, Class Y●		491
201	The Hartford Strategic Income Fund, Class Y		1,899
444	The Hartford Total Return Bond Fund, Class Y		4,874
683	The Hartford World Bond Fund, Class Y		7,319
			27,409
	Total fixed income funds
	(cost $27,331)		$27,409

	Total investments in affiliated investment companies
	(cost $46,095)		$48,849

	Total long-term investments
	(cost $46,095)		$48,849

	Total investments
	(cost $46,095) ▲	99.9%	$48,849
	Other assets and liabilities	0.1%	50
	Total net assets	100.0%	$48,899

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $46,318 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,839
Unrealized Depreciation	(308)
Net Unrealized Appreciation	$2,531

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2010 Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$48,849	$48,849	$–	$–
Total	$48,849	$48,849	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2015 Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 50.6%
92	The Hartford Capital Appreciation Fund, Class Y		$3,628
315	The Hartford Dividend and Growth Fund, Class Y		6,946
301	The Hartford Emerging Markets Research Fund, Class Y		2,726
373	The Hartford Global Real Asset Fund, Class Y		4,079
375	The Hartford International Opportunities Fund, Class Y		6,060
145	The Hartford International Small Company Fund, Class Y		2,095
88	The Hartford MidCap Value Fund, Class Y		1,273
57	The Hartford Small Company Fund, Class Y		1,260
			28,067
	Total equity funds
	(cost $24,372)		$28,067

FIXED INCOME FUNDS - 49.3%
527	The Hartford Alternative Strategies Fund, Class Y		$5,418
643	The Hartford Inflation Plus Fund, Class Y		7,844
281	The Hartford Strategic Income Fund, Class Y		2,656
419	The Hartford Total Return Bond Fund, Class Y		4,597
639	The Hartford World Bond Fund, Class Y		6,853
			27,368
	Total fixed income funds
	(cost $27,284)		$27,368

	Total investments in affiliated investment companies
	(cost $51,656)		$55,435

	Total long-term investments
	(cost $51,656)		$55,435

	Total investments
	(cost $51,656) ▲	99.9%	$55,435
	Other assets and liabilities	0.1%	34
	Total net assets	100.0%	$55,469

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $51,727 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,887
Unrealized Depreciation	(179)
Net Unrealized Appreciation	$3,708

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2015 Fund

Schedule of Investments – (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$55,435	$55,435	$–	$–
Total	$55,435	$55,435	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2020 Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 56.7%
331	The Hartford Capital Appreciation Fund, Class Y		$13,069
1,115	The Hartford Dividend and Growth Fund, Class Y		24,618
1,038	The Hartford Emerging Markets Research Fund, Class Y		9,397
940	The Hartford Global Real Asset Fund, Class Y		10,282
1,341	The Hartford International Opportunities Fund, Class Y		21,665
531	The Hartford International Small Company Fund, Class Y		7,691
302	The Hartford MidCap Value Fund, Class Y		4,367
195	The Hartford Small Company Fund, Class Y		4,299
			95,388
	Total equity funds
	(cost $82,110)		$95,388

FIXED INCOME FUNDS - 43.2%
1,623	The Hartford Alternative Strategies Fund, Class Y		$16,685
1,596	The Hartford Inflation Plus Fund, Class Y		19,450
1,022	The Hartford Strategic Income Fund, Class Y		9,672
981	The Hartford Total Return Bond Fund, Class Y		10,759
1,501	The Hartford World Bond Fund, Class Y		16,086
			72,652
	Total fixed income funds
	(cost $72,395)		$72,652

	Total investments in affiliated investment companies
	(cost $154,505)		$168,040

	Total long-term investments
	(cost $154,505)		$168,040

	Total investments
	(cost $154,505) ▲	99.9%	$168,040
	Other assets and liabilities	0.1%	125
	Total net assets	100.0%	$168,165

1

The Hartford Target Retirement 2020 Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $155,049 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,919
Unrealized Depreciation	(928)
Net Unrealized Appreciation	$12,991

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$168,040	$168,040	$–	$–
Total	$168,040	$168,040	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2025 Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY FUNDS - 63.7%
175	The Hartford Capital Appreciation Fund, Class Y		$6,905
596	The Hartford Dividend and Growth Fund, Class Y		13,156
551	The Hartford Emerging Markets Research Fund, Class Y		4,986
322	The Hartford Global Real Asset Fund, Class Y		3,520
715	The Hartford International Opportunities Fund, Class Y		11,562
276	The Hartford International Small Company Fund, Class Y		4,004
163	The Hartford MidCap Value Fund, Class Y		2,348
102	The Hartford Small Company Fund, Class Y		2,256
			48,737
	Total equity funds
	(cost $42,198)		$48,737

FIXED INCOME FUNDS - 36.3%
730	The Hartford Alternative Strategies Fund, Class Y		$7,505
563	The Hartford Inflation Plus Fund, Class Y		6,859
527	The Hartford Strategic Income Fund, Class Y		4,983
305	The Hartford Total Return Bond Fund, Class Y		3,341
471	The Hartford World Bond Fund, Class Y		5,053
			27,741
	Total fixed income funds
	(cost $27,864)		$27,741

	Total investments in affiliated investment companies
	(cost $70,062)		$76,478

	Total long-term investments
	(cost $70,062)		$76,478

	Total investments
	(cost $70,062) ▲	100.0%	$76,478
	Other assets and liabilities	–%	31
	Total net assets	100.0%	$76,509

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $70,177 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,690
Unrealized Depreciation	(389)
Net Unrealized Appreciation	$6,301

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2025 Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$76,478	$76,478	$–	$–
Total	$76,478	$76,478	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2030 Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 70.3%
466	The Hartford Capital Appreciation Fund, Class Y		$18,414
1,589	The Hartford Dividend and Growth Fund, Class Y		35,066
1,475	The Hartford Emerging Markets Research Fund, Class Y		13,352
531	The Hartford Global Real Asset Fund, Class Y		5,809
1,915	The Hartford International Opportunities Fund, Class Y		30,946
756	The Hartford International Small Company Fund, Class Y		10,957
430	The Hartford MidCap Value Fund, Class Y		6,204
274	The Hartford Small Company Fund, Class Y		6,033
			126,781
	Total equity funds
	(cost $108,422)		$126,781

FIXED INCOME FUNDS - 29.6%
1,743	The Hartford Alternative Strategies Fund, Class Y		$17,913
928	The Hartford Inflation Plus Fund, Class Y		11,313
1,425	The Hartford Strategic Income Fund, Class Y		13,485
379	The Hartford Total Return Bond Fund, Class Y		4,161
600	The Hartford World Bond Fund, Class Y		6,431
			53,303
	Total fixed income funds
	(cost $52,856)		$53,303

	Total investments in affiliated investment companies
	(cost $161,278)		$180,084

	Total long-term investments
	(cost $161,278)		$180,084

	Total investments
	(cost $161,278) ▲	99.9%	$180,084
	Other assets and liabilities	0.1%	204
	Total net assets	100.0%	$180,288

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $161,827 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,910
Unrealized Depreciation	(653)
Net Unrealized Appreciation	$18,257

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2030 Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$180,084	$180,084	$–	$–
Total	$180,084	$180,084	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2035 Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY FUNDS - 77.1%
154	The Hartford Capital Appreciation Fund, Class Y		$6,078
526	The Hartford Dividend and Growth Fund, Class Y		11,598
490	The Hartford Emerging Markets Research Fund, Class Y		4,433
83	The Hartford Global Real Asset Fund, Class Y		913
630	The Hartford International Opportunities Fund, Class Y		10,177
249	The Hartford International Small Company Fund, Class Y		3,611
137	The Hartford MidCap Value Fund, Class Y		1,983
92	The Hartford Small Company Fund, Class Y		2,036
			40,829
	Total equity funds
	(cost $35,253)		$40,829

FIXED INCOME FUNDS - 22.9%
505	The Hartford Alternative Strategies Fund, Class Y		$5,191
164	The Hartford Inflation Plus Fund, Class Y		2,000
465	The Hartford Strategic Income Fund, Class Y		4,402
19	The Hartford Total Return Bond Fund, Class Y		209
29	The Hartford World Bond Fund, Class Y		315
			12,117
	Total fixed income funds
	(cost $12,105)		$12,117

	Total investments in affiliated investment companies
	(cost $47,358)		$52,946

	Total long-term investments
	(cost $47,358)		$52,946

	Total investments
	(cost $47,358) ▲	100.0%	$52,946
	Other assets and liabilities	–%	23
	Total net assets	100.0%	$52,969

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $47,443 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$5,619
Unrealized Depreciation	(116)
Net Unrealized Appreciation	$5,503

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2035 Fund

Schedule of Investments – (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$52,946	$52,946	$–	$–
Total	$52,946	$52,946	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2040 Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY FUNDS - 78.2%
204	The Hartford Capital Appreciation Fund, Class Y		$8,057
706	The Hartford Dividend and Growth Fund, Class Y		15,576
654	The Hartford Emerging Markets Research Fund, Class Y		5,918
111	The Hartford Global Real Asset Fund, Class Y		1,209
842	The Hartford International Opportunities Fund, Class Y		13,613
328	The Hartford International Small Company Fund, Class Y		4,750
183	The Hartford MidCap Value Fund, Class Y		2,649
119	The Hartford Small Company Fund, Class Y		2,624
			54,396
	Total equity funds
	(cost $47,031)		$54,396

FIXED INCOME FUNDS - 21.8%
678	The Hartford Alternative Strategies Fund, Class Y		$6,967
186	The Hartford Inflation Plus Fund, Class Y		2,267
624	The Hartford Strategic Income Fund, Class Y		5,904
			15,138
	Total fixed income funds
	(cost $15,184)		$15,138

	Total investments in affiliated investment companies
	(cost $62,215)		$69,534

	Total long-term investments
	(cost $62,215)		$69,534

	Total investments
	(cost $62,215) ▲	100.0%	$69,534
	Other assets and liabilities	–%	24
	Total net assets	100.0%	$69,558

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $62,400 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,425
Unrealized Depreciation	(291)
Net Unrealized Appreciation	$7,134

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2040 Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$69,534	$69,534	$–	$–
Total	$69,534	$69,534	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2045 Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 78.2%
78	The Hartford Capital Appreciation Fund, Class Y		$3,099
271	The Hartford Dividend and Growth Fund, Class Y		5,981
251	The Hartford Emerging Markets Research Fund, Class Y		2,268
43	The Hartford Global Real Asset Fund, Class Y		466
324	The Hartford International Opportunities Fund, Class Y		5,238
125	The Hartford International Small Company Fund, Class Y		1,814
71	The Hartford MidCap Value Fund, Class Y		1,020
46	The Hartford Small Company Fund, Class Y		1,011
			20,897
	Total equity funds
	(cost $18,092)		$20,897

FIXED INCOME FUNDS - 21.7%
260	The Hartford Alternative Strategies Fund, Class Y		$2,668
71	The Hartford Inflation Plus Fund, Class Y		867
240	The Hartford Strategic Income Fund, Class Y		2,268
			5,803
	Total fixed income funds
	(cost $5,810)		$5,803

	Total investments in affiliated investment companies
	(cost $23,902)		$26,700

	Total long-term investments
	(cost $23,902)		$26,700

	Total investments
	(cost $23,902) ▲	99.9%	$26,700
	Other assets and liabilities	0.1%	27
	Total net assets	100.0%	$26,727

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $23,967 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,829
Unrealized Depreciation	(96)
Net Unrealized Appreciation	$2,733

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2045 Fund

Schedule of Investments – (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$26,700	$26,700	$–	$–
Total	$26,700	$26,700	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2050 Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 78.2%
90	The Hartford Capital Appreciation Fund, Class Y		$3,549
309	The Hartford Dividend and Growth Fund, Class Y		6,824
288	The Hartford Emerging Markets Research Fund, Class Y		2,605
49	The Hartford Global Real Asset Fund, Class Y		533
371	The Hartford International Opportunities Fund, Class Y		5,990
144	The Hartford International Small Company Fund, Class Y		2,091
81	The Hartford MidCap Value Fund, Class Y		1,173
52	The Hartford Small Company Fund, Class Y		1,155
			23,920
	Total equity funds
	(cost $20,675)		$23,920

FIXED INCOME FUNDS - 21.7%
297	The Hartford Alternative Strategies Fund, Class Y		$3,049
81	The Hartford Inflation Plus Fund, Class Y		993
274	The Hartford Strategic Income Fund, Class Y		2,595
			6,637
	Total fixed income funds
	(cost $6,660)		$6,637

	Total investments in affiliated investment companies
	(cost $27,335)		$30,557

	Total long-term investments
	(cost $27,335)		$30,557

	Total investments
	(cost $27,335) ▲	99.9%	$30,557
	Other assets and liabilities	0.1%	26
	Total net assets	100.0%	$30,583

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $27,402 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,269
Unrealized Depreciation	(114)
Net Unrealized Appreciation	$3,155

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2050 Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$30,557	$30,557	$–	$–
Total	$30,557	$30,557	$–	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

2

The Hartford Total Return Bond Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 15.6%
Finance and Insurance - 15.6%
	Captive Auto Finance - 1.3%
	Ally Automotive Receivables Trust
$337	3.00%, 10/15/2015 ■	$338
2,420	3.38%, 09/15/2017 ■	2,488
2,440	3.61%, 08/15/2016 ■	2,511
	Bank of America Automotive Trust
679	3.03%, 10/15/2016 ■	681
	Carnow Automotive Receivables Trust
420	2.09%, 01/15/2015 ■	420
	CPS Automotive Trust
1,584	1.82%, 12/16/2019 ■	1,591
	Credit Acceptance Automotive Loan Trust
805	2.21%, 09/15/2020 ■	812
2,240	3.12%, 03/16/2020 ■	2,255
	Ford Credit Automotive Owner Trust
1,500	2.54%, 02/15/2016	1,546
1,560	3.21%, 07/15/2017	1,633
710	5.53%, 05/15/2016 ■	741
	Harley-Davidson Motorcycle Trust
1,780	2.12%, 08/15/2017	1,798
	Hyundai Automotive Receivables Trust
2,850	2.27%, 02/15/2017	2,930
	Prestige Automotive Receivables Trust
1,685	2.49%, 04/16/2018 ■	1,706
	Santander Drive Automotive Receivables Trust
2,340	3.89%, 07/17/2017	2,423
	SNAAC Automotive Receivables Trust
855	1.78%, 06/15/2016 ■	858
		24,731
	Captive Retail Finance - 0.1%
	CNH Equipment Trust
1,250	2.97%, 05/15/2017	1,291
	Fieldstone Mortgage Investment Corp.
1,465	0.54%, 04/25/2047 Δ	811
		2,102
	Credit Card Issuing - 0.1%
	GE Capital Credit Card Master Note Trust
1,490	2.21%, 06/15/2016	1,500

	Other Financial Investment Activities - 0.6%
	Soundview Home Equity Loan Trust, Inc.
3,900	0.38%, 07/25/2037 Δ	1,742
4,705	0.44%, 07/25/2036 Δ	2,444
3,520	0.45%, 06/25/2036 Δ	2,370
6,810	0.48%, 05/25/2036 Δ	3,972
		10,528
	Real Estate Credit (Mortgage Banking) - 13.5%
	Argent Securities, Inc.
9,329	0.35%, 06/25/2036 Δ	3,368
	Asset Backed Funding Certificates
4,892	0.42%, 01/25/2037 Δ	2,522
	Banc of America Commercial Mortgage Trust, Inc.
5,210	5.17%, 11/10/2042 Δ	5,661
2,555	5.19%, 09/10/2047 Δ	2,831
	Banc of America Funding Corp.
3,515	0.50%, 05/20/2047 Δ	2,725
4,528	5.77%, 05/25/2037	3,969
	BB-UBS Trust
4,880	3.43%, 11/05/2036 ■	4,901
	BCAP LLC Trust
1,994	0.38%, 03/25/2037 Δ	1,528
	Bear Stearns Adjustable Rate Mortgage Trust
3,723	2.32%, 08/25/2035 Δ	3,786
6,220	2.47%, 10/25/2035 Δ	6,121
	Bear Stearns Alt-A Trust
4,684	0.70%, 01/25/2036 Δ	2,908
	Bear Stearns Commercial Mortgage Securities, Inc.
530	4.93%, 02/13/2042	570
2,930	5.15%, 10/12/2042 Δ	3,231
946	5.41%, 12/11/2040	1,047
1,585	5.54%, 10/12/2041	1,808
2,950	5.57%, 04/12/2038 Δ	3,321
	Cal Funding II Ltd.
902	3.47%, 10/25/2027 ■	927
	CFCRE Commercial Mortgage Trust
1,835	5.56%, 12/15/2047 ■Δ	1,890
	Citigroup Commercial Mortgage Trust, Inc.
1,383	0.55%, 03/25/2037 Δ	706
	Citigroup/Deutsche Bank Commercial Mortgage Trust
5,722	5.22%, 07/15/2044 Δ	6,302
2,875	5.32%, 12/11/2049	3,267
1,670	5.40%, 12/11/2049	986
	Commercial Mortgage Loan Trust
1,180	6.01%, 12/10/2049 Δ	1,391
	Commercial Mortgage Pass-Through Certificates
1,150	2.77%, 12/10/2045	1,155
11,217	2.97%, 07/10/2046 ■►	912
1,895	4.33%, 12/10/2045 ■	1,379
1,175	4.75%, 11/01/2045 ■	943
640	4.93%, 11/15/2045 ■	620
1,965	5.75%, 06/10/2046 Δ	2,223
	Consumer Portfolio Services, Inc.
270	5.01%, 06/17/2019 ■	281
	Countrywide Home Loans, Inc.
1,218	3.04%, 04/20/2036 Δ	805
4,593	6.00%, 10/25/2037	4,549
	Credit Suisse Mortgage Capital Certificates
3,276	5.47%, 09/15/2039	3,700
	CS First Boston Mortgage Securities Corp.
2,436	5.50%, 06/25/2035	2,420

1

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 15.6% - (continued)
Finance and Insurance - 15.6% - (continued)
	Real Estate Credit (Mortgage Banking) - 13.5% - (continued)
	CW Capital Cobalt Ltd.
$5,180	5.22%, 08/15/2048	$5,813
	DBUBS Mortgage Trust
11,596	2.63%, 01/01/2021 ■►	564
2,135	4.54%, 05/12/2021 ■	2,382
	First Franklin Mortgage Loan Trust
6,725	0.44%, 04/25/2036 Δ	3,200
	First Horizon Alternative Mortgage Securities
6,633	2.55%, 04/25/2036 Δ	5,027
9,757	2.57%, 09/25/2035 Δ	8,445
	Ford Credit Floorplan Master Owner Trust
2,600	1.50%, 09/15/2015	2,617
	GE Business Loan Trust
1,221	1.21%, 05/15/2034 ■Δ	795
	GMAC Mortgage Corp. Loan Trust
2,131	3.71%, 09/19/2035 Δ	2,082
279	3.91%, 04/19/2036 Δ	241
	Goldman Sachs Mortgage Securities Corp. II
345	3.38%, 05/10/2045	368
3,075	3.48%, 11/05/2034 ■	3,092
	Goldman Sachs Mortgage Securities Trust
2,040	2.77%, 11/10/2045	2,053
5,290	2.93%, 06/05/2031 ■	5,504
4,250	3.55%, 04/10/2034 ■	4,530
1,410	4.86%, 11/10/2045 ■Δ	1,368
	GSAA Home Equity Trust
7,407	0.28%, 02/25/2037 - 03/25/2037 Δ	3,813
1,527	0.29%, 12/25/2036 Δ	770
2,721	0.30%, 03/25/2037 Δ	1,382
1,200	0.36%, 07/25/2036 Δ	592
	GSAMP Trust
1,188	0.30%, 02/25/2037 Δ	624
2,390	0.40%, 11/25/2036 Δ	1,274
	GSR Mortgage Loan Trust
6,395	2.77%, 01/25/2036 Δ	5,437
4,024	3.00%, 11/25/2035 Δ	3,688
	Harborview Mortgage Loan Trust
3,985	0.42%, 05/19/2047 Δ	1,945
	Indymac Index Mortgage Loan Trust
1,491	2.53%, 01/25/2036 Δ	1,384
866	2.61%, 08/25/2035 Δ	642
5,524	2.80%, 03/25/2036 Δ	3,925
	JP Morgan Chase Commercial Mortgage Securities Corp.
911	2.75%, 10/15/2045 ■	567
2,980	2.84%, 12/15/2047	3,014
3,180	3.09%, 07/05/2032 ■	3,285
1,150	3.91%, 05/05/2030 ■Δ	1,242
245	4.67%, 10/15/2045 ■Δ	236
35	4.92%, 10/15/2042	38
3,575	5.20%, 12/15/2044 Δ	3,951
2,917	5.29%, 01/12/2043 Δ	3,210
795	5.31%, 08/15/2046 ■Δ	833
2,590	5.58%, 06/12/2041 Δ	2,740
	JP Morgan Mortgage Trust
1,790	3.10%, 09/25/2035 Δ	1,731
	LB-UBS Commercial Mortgage Trust
14,540	3.22%, 09/15/2039 ►	68
2,250	4.95%, 09/15/2030	2,443
2,640	5.20%, 11/15/2030 Δ	2,890
3,087	5.43%, 02/15/2040	3,499
	Lehman Brothers Small Balance Commercial
288	5.52%, 09/25/2030 ■	255
	Merrill Lynch Mortgage Investors Trust
802	2.94%, 07/25/2035 Δ	654
1,144	4.87%, 03/25/2036 Δ	795
2,284	5.20%, 09/12/2042	2,454
1,010	5.26%, 11/12/2037 Δ	1,112
	Merrill Lynch/Countrywide Commercial Mortgage Trust
14,491	3.74%, 07/12/2046 ►	156
	Morgan Stanley ABS Capital I
1,507	0.26%, 12/25/2036 Δ	731
	Morgan Stanley Capital I Trust
43,835	2.68%, 09/15/2047 ■►	1,438
2,050	5.16%, 10/12/2052 Δ	2,265
3,450	5.69%, 04/15/2049 Δ	3,971
	Morgan Stanley Mortgage Loan Trust
1,835	0.37%, 11/25/2036 Δ	801
	National Credit Union Administration
1,538	1.84%, 10/07/2020 Δ	1,563
	Nationstar Home Equity Loan Trust
6,090	0.38%, 06/25/2037 Δ	4,599
	Option One Mortgage Loan Trust
1,095	0.45%, 03/25/2037 Δ	467
	Residential Accredit Loans, Inc.
3,694	2.95%, 11/25/2037 Δ	1,909
	Residential Asset Securitization Trust
1,327	0.65%, 03/25/2035 Δ	1,022
	Residential Funding Mortgage Securities, Inc.
3,276	6.00%, 07/25/2037	3,135
	SBA Tower Trust
2,400	2.93%, 12/15/2017 ■	2,477
	Structured Adjustable Rate Mortgage Loan Trust
788	0.50%, 09/25/2034 Δ	680
	Structured Asset Mortgage Investments Trust
1,652	0.42%, 05/26/2046 Δ	896
	UBS-Barclays Commercial Mortgage Trust
2,665	3.53%, 05/10/2063	2,846
3,670	4.96%, 08/10/2049 ■	3,214

2

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 15.6% - (continued)
Finance and Insurance - 15.6% - (continued)
	Real Estate Credit (Mortgage Banking) - 13.5% - (continued)
	Wachovia Bank Commercial Mortgage Trust
$820	5.12%, 07/15/2042	$894
1,324	5.24%, 10/15/2044 Δ	1,456
	Wells Fargo Alternative Loan Trust
2,245	6.25%, 11/25/2037	2,156
	Wells Fargo Commercial Mortgage Trust
695	4.78%, 10/15/2045 ■	680
	Wells Fargo Mortgage Backed Securities Trust
9,568	2.92%, 12/28/2037 Δ	8,425
1,238	5.16%, 10/25/2035 Δ	1,229
	WF-RBS Commercial Mortgage Trust
3,115	2.88%, 12/15/2045	3,157
820	3.00%, 08/15/2045 Δ	843
6,050	3.07%, 03/15/2045 ☼	6,231
1,420	4.46%, 12/15/2022 ■Δ	1,127
760	4.87%, 02/15/2044 ■	889
1,230	5.00%, 06/15/2044 ■	1,035
		253,619
		292,480
	Total asset & commercial mortgage backed securities
	(cost $275,294)	$292,480

CORPORATE BONDS - 31.9%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Choice Hotels International, Inc.
$66	5.70%, 08/28/2020	$72
995	5.75%, 07/01/2022	1,105
	Wynn Las Vegas LLC
495	5.38%, 03/15/2022	526
2,335	7.75%, 08/15/2020	2,632
		4,335
Administrative Waste Management and Remediation - 0.1%
	Other Support Services - 0.0%
	Iron Mountain, Inc.
501	7.75%, 10/01/2019	561

	Waste Treatment and Disposal - 0.1%
	Clean Harbors, Inc.
150	5.13%, 06/01/2021 ■	155
605	5.25%, 08/01/2020	632
		787
		1,348
Air Transportation - 0.2%
	Scheduled Air Transportation - 0.2%
	Continental Airlines, Inc.
3,210	4.00%, 10/29/2024	3,370
	U.S. Airways Group, Inc.
411	6.25%, 04/22/2023	448
		3,818
Apparel Manufacturing - 0.1%
	Accessories and Other Apparel Manufacturing - 0.0%
	PVH Corp.
205	4.50%, 12/15/2022	204

	Cut and Sew Apparel Manufacturing - 0.1%
	Hanesbrands, Inc.
660	6.38%, 12/15/2020	714
	Phillips Van-Heusen Corp.
850	7.38%, 05/15/2020	962
		1,676
		1,880
Arts, Entertainment and Recreation - 2.6%
	Cable and Other Subscription Programming - 1.6%
	CCO Holdings LLC
765	5.25%, 09/30/2022	757
4,725	6.63%, 01/31/2022	5,150
814	7.38%, 06/01/2020	906
	DirecTV Holdings LLC
3,130	3.80%, 03/15/2022	3,158
1,820	5.00%, 03/01/2021	2,012
	Time Warner Cable, Inc.
3,230	4.50%, 09/15/2042	3,003
1,500	5.88%, 11/15/2040	1,661
	Time Warner Entertainment Co., L.P.
3,190	8.38%, 07/15/2033	4,500
	Time Warner, Inc.
1,065	3.40%, 06/15/2022	1,092
1,650	6.10%, 07/15/2040	1,951
1,100	6.25%, 03/29/2041	1,319
	Viacom, Inc.
3,000	5.63%, 09/15/2019	3,542
	Virgin Media Finance plc
1,045	5.25%, 02/15/2022	1,092
		30,143
	Data Processing, Hosting and Related Services - 0.1%
	Fidelity National Information Services, Inc.
1,405	5.00%, 03/15/2022	1,521

	Motion Picture and Video Industries - 0.0%
	NAI Entertainment Holdings LLC
306	8.25%, 12/15/2017 ■	335
	National CineMedia LLC
65	6.00%, 04/15/2022	70
		405
	Newspaper, Periodical, Book and Database Publisher - 0.3%
	News America, Inc.
3,720	6.15%, 03/01/2037 - 02/15/2041	4,448

	Radio and Television Broadcasting - 0.6%
	CBS Corp.
1,624	3.38%, 03/01/2022	1,646
1,690	4.85%, 07/01/2042	1,673
	Liberty Media Corp.
1,761	8.25%, 02/01/2030	1,946
	NBC Universal Media LLC
2,075	5.15%, 04/30/2020	2,417
1,554	5.95%, 04/01/2041	1,824
1,470	6.40%, 04/30/2040	1,814

3

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 31.9% - (continued)
Arts, Entertainment and Recreation - 2.6% - (continued)
	Radio and Television Broadcasting - 0.6% - (continued)
	Starz Financial Corp.
$335	5.00%, 09/15/2019 ■	$347
		11,667
		48,184
Beverage and Tobacco Product Manufacturing - 1.0%
	Beverage Manufacturing - 0.7%
	Anheuser-Busch InBev Worldwide, Inc.
3,050	7.75%, 01/15/2019	4,026
	Constellation Brands, Inc.
1,715	6.00%, 05/01/2022	1,929
2,405	7.25%, 05/15/2017	2,775
	Molson Coors Brewing Co.
865	3.50%, 05/01/2022	893
	Pernod-Ricard S.A.
3,655	2.95%, 01/15/2017 ■	3,818
		13,441
	Tobacco Manufacturing - 0.3%
	Altria Group, Inc.
1,658	10.20%, 02/06/2039	2,768
	Lorillard Tobacco Co.
1,710	8.13%, 06/23/2019	2,180
		4,948
		18,389
Chemical Manufacturing - 0.4%
	Agricultural Chemical Manufacturing - 0.1%
	Nufarm Australia Ltd.
906	6.38%, 10/15/2019 ■	960

	Basic Chemical Manufacturing - 0.3%
	Dow Chemical Co.
2,720	8.55%, 05/15/2019	3,668
	LyondellBasell Industries N.V.
2,055	6.00%, 11/15/2021	2,415
		6,083
		7,043
Computer and Electronic Product Manufacturing - 0.4%
	Computer and Peripheral Equipment Manufacturing - 0.3%
	Hewlett-Packard Co.
1,340	2.65%, 06/01/2016	1,350
1,765	4.75%, 06/02/2014	1,839
	Seagate HDD Cayman
2,835	6.88%, 05/01/2020	3,076
		6,265
	Navigational, Measuring and Control Instruments - 0.1%
	Esterline Technologies Corp.
820	7.00%, 08/01/2020	910

	Semiconductor, Electronic Component Manufacturing - 0.0%
	Jabil Circuit, Inc.
565	4.70%, 09/15/2022	579

		7,754
Construction - 0.1%
	Residential Building Construction - 0.1%
	D.R. Horton, Inc.
515	6.50%, 04/15/2016	573
	Pulte Homes, Inc.
335	7.88%, 06/15/2032	374
	Ryland Group, Inc.
340	5.38%, 10/01/2022	348
		1,295
Fabricated Metal Product Manufacturing - 0.2%
	Boiler, Tank and Shipping Container Manufacturing - 0.1%
	Ball Corp.
895	5.00%, 03/15/2022	949
1,020	6.75%, 09/15/2020	1,124
		2,073
	Other Fabricated Metal Product Manufacturing - 0.1%
	Crown Americas, Inc.
425	4.50%, 01/15/2023 ■	419
1,170	6.25%, 02/01/2021	1,272
	Masco Corp.
240	5.95%, 03/15/2022	266
		1,957
	Spring and Wire Product Manufacturing - 0.0%
	Anixter International, Inc.
350	5.63%, 05/01/2019	371

		4,401
Finance and Insurance - 13.0%
	Captive Auto Finance - 0.4%
	Credit Acceptance Corp.
700	9.13%, 02/01/2017	765
	Ford Motor Credit Co. LLC
5,850	2.75%, 05/15/2015	5,973
1,025	3.00%, 06/12/2017	1,046
215	6.63%, 08/15/2017	251
		8,035
	Captive Retail Finance - 0.0%
	Dufry Finance SCA
260	5.50%, 10/15/2020 ■	272

	Commercial Banking - 0.7%
	Barclays Bank plc
5,350	6.05%, 12/04/2017 ■	5,973
	BNP Paribas
5,600	2.38%, 09/14/2017	5,691
	Santander Holdings USA, Inc.
906	4.63%, 04/19/2016	964
		12,628
	Consumer Lending - 0.0%
	Minerva Luxembourg S.A.
750	7.75%, 01/31/2023 ■	769

4

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 31.9% - (continued)
Finance and Insurance - 13.0% - (continued)
	Depository Credit Banking - 2.6%
	Bank of America Corp.
$2,795	2.00%, 01/11/2018	$2,774
3,050	5.63%, 07/01/2020	3,537
2,805	5.75%, 12/01/2017	3,238
1,800	5.88%, 01/05/2021	2,116
1,700	7.63%, 06/01/2019	2,162
	Citigroup, Inc.
1,700	4.50%, 01/14/2022	1,861
3,300	4.59%, 12/15/2015	3,587
545	5.38%, 08/09/2020	637
1,835	6.13%, 08/25/2036	2,039
3,800	6.63%, 06/15/2032	4,413
265	6.88%, 03/05/2038	348
2,658	8.50%, 05/22/2019	3,545
	HSBC Bank USA
2,010	1.63%, 01/16/2018	2,007
	HSBC Holdings plc
2,300	4.00%, 03/30/2022	2,450
2,500	6.80%, 06/01/2038	3,235
	PNC Bank NA
905	6.00%, 12/07/2017	1,080
1,163	6.88%, 04/01/2018	1,448
	U.S. Bancorp
2,995	2.95%, 07/15/2022	2,969
	Wells Fargo & Co.
1,750	4.60%, 04/01/2021	1,977
	Wells Fargo Bank NA
3,190	0.52%, 05/16/2016 Δ	3,135
		48,558
	Insurance Carriers - 1.1%
	Aetna, Inc.
1,160	2.75%, 11/15/2022	1,123
	American International Group, Inc.
1,980	2.38%, 08/24/2015	2,030
2,480	3.80%, 03/22/2017	2,673
	ING US, Inc.
860	5.50%, 07/15/2022 ■	938
	Massachusetts Mutual Life Insurance Co.
1,172	8.88%, 06/01/2039 ■	1,806
	Nationwide Financial Services, Inc.
1,837	5.38%, 03/25/2021 ■	2,013
	Nationwide Mutual Insurance Co.
2,650	9.38%, 08/15/2039 ■	3,823
	Teachers Insurance & Annuity Association of America
2,658	6.85%, 12/16/2039 ■	3,553
	Wellpoint, Inc.
1,830	1.88%, 01/15/2018	1,840
		19,799
	International Trade Financing (Foreign Banks) - 0.4%
	Royal Bank of Scotland plc
2,565	2.55%, 09/18/2015	2,645
2,200	3.95%, 09/21/2015	2,361
2,535	6.13%, 12/15/2022	2,610
		7,616
	Monetary Authorities - Central Bank - 0.3%
	Lloyds Banking Group plc
1,205	6.50%, 09/14/2020 ■	1,338
	Santander U.S. Debt S.A.
4,300	3.72%, 01/20/2015 ■	4,362
		5,700
	Nondepository Credit Banking - 1.9%
	Ally Financial, Inc.
910	5.50%, 02/15/2017	978
	American Express Co.
1,408	2.65%, 12/02/2022 ■	1,367
	Capital One Financial Corp.
900	4.75%, 07/15/2021	1,025
1,750	6.15%, 09/01/2016	2,015
	CIT Group, Inc.
40	5.00%, 05/15/2017	43
70	5.38%, 05/15/2020	76
1,114	5.50%, 02/15/2019 ■	1,192
485	6.63%, 04/01/2018 ■	543
	Discover Financial Services, Inc.
2,600	5.20%, 04/27/2022	2,945
	General Electric Capital Corp.
1,950	1.00%, 01/08/2016	1,949
4,508	4.38%, 09/16/2020	4,980
5,150	5.30%, 02/11/2021	5,857
3,925	6.00%, 08/07/2019	4,747
1,700	6.25%, 12/15/2022 ♠	1,856
	Provident Funding Associates L.P.
796	10.25%, 04/15/2017 ■	889
	SLM Corp.
3,725	7.25%, 01/25/2022	4,163
1,635	8.45%, 06/15/2018	1,948
		36,573
	Other Financial Investment Activities - 0.4%
	BAE Systems Holdings, Inc.
1,714	5.20%, 08/15/2015 ■	1,871
	Ladder Capital Finance Holdings LLC
1,360	7.38%, 10/01/2017 ■	1,404
	State Street Corp.
3,255	4.96%, 03/15/2018	3,678
		6,953
	Other Investment Pools and Funds - 0.2%
	Fibria Overseas Finance Ltd.
1,685	7.50%, 05/04/2020 ■	1,854
	Ineos Finance plc
400	8.38%, 02/15/2019 ■	438
740	9.00%, 05/15/2015 ■	784
		3,076
	Real Estate Investment Trust (REIT) - 1.1%
	Brandywine Operating Partnership L.P.
2,900	3.95%, 02/15/2023	2,891
	DuPont Fabros Technology L.P.
825	8.50%, 12/15/2017	895
	HCP, Inc.
1,850	2.63%, 02/01/2020	1,845
	Health Care, Inc.
2,725	2.25%, 03/15/2018	2,736
1,000	4.13%, 04/01/2019	1,080
	Host Hotels & Resorts L.P.
2,565	6.00%, 11/01/2020	2,809

5

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 31.9% - (continued)
Finance and Insurance - 13.0% - (continued)
	Real Estate Investment Trust (REIT) - 1.1% - (continued)
	Kimco Realty Corp.
$615	4.30%, 02/01/2018	$682
	Liberty Property L.P.
1,050	3.38%, 06/15/2023	1,029
860	4.13%, 06/15/2022	901
	Realty Income Corp.
1,865	3.25%, 10/15/2022	1,817
	Ventas Realty L.P.
1,295	2.00%, 02/15/2018	1,293
2,750	3.25%, 08/15/2022	2,684
		20,662
	Securities and Commodity Contracts and Brokerage - 3.9%
	Bear Stearns & Co., Inc.
575	5.55%, 01/22/2017	649
	Goldman Sachs Group, Inc.
4,780	5.75%, 01/24/2022	5,572
2,821	6.00%, 06/15/2020	3,328
1,900	6.45%, 05/01/2036	2,060
6,565	6.75%, 10/01/2037	7,411
	JP Morgan Chase & Co.
6,551	3.15%, 07/05/2016	6,931
5,125	4.35%, 08/15/2021	5,604
440	4.50%, 01/24/2022	485
2,745	6.00%, 01/15/2018	3,261
	Merrill Lynch & Co., Inc.
1,316	5.70%, 05/02/2017	1,454
10,470	6.05%, 05/16/2016	11,632
2,560	7.75%, 05/14/2038	3,426
	Morgan Stanley
3,475	4.88%, 11/01/2022	3,561
715	5.55%, 04/27/2017	797
4,025	5.75%, 01/25/2021	4,574
6,700	6.25%, 08/28/2017	7,714
1,225	6.38%, 07/24/2042	1,455
	UBS AG Stamford CT
2,950	7.63%, 08/17/2022	3,241
		73,155
		243,796
Food Manufacturing - 0.1%
	Animal Slaughtering and Processing - 0.1%
	ConAgra Foods, Inc.
675	1.90%, 01/25/2018	678
855	3.20%, 01/25/2023	856
		1,534
Health Care and Social Assistance - 1.9%
	General Medical and Surgical Hospitals - 0.5%
	Community Health Systems, Inc.
1,910	5.13%, 08/15/2018	2,010
	HCA, Inc.
1,785	6.50%, 02/15/2020	1,986
920	7.25%, 09/15/2020	1,021
1,336	7.50%, 11/15/2095	1,192
470	8.50%, 04/15/2019	523
	Memorial Sloan-Kettering Cancer Center
1,985	5.00%, 07/01/2042	2,209
		8,941
	Health and Personal Care Stores - 0.3%
	CVS Caremark Corp.
3,679	8.35%, 07/10/2031 ■	5,004

	Offices and Physicians - 0.0%
	Partners Healthcare System, Inc.
1,180	3.44%, 07/01/2021	1,234

	Pharmaceutical and Medicine Manufacturing - 1.0%
	AbbVie, Inc.
4,790	1.20%, 11/06/2015 ■	4,814
1,840	1.75%, 11/06/2017 ■	1,844
3,390	2.00%, 11/06/2018 ■	3,399
	Amgen, Inc.
2,000	2.13%, 05/15/2017	2,059
	Express Scripts Holding Co.
2,270	2.10%, 02/12/2015	2,319
	Gilead Sciences, Inc.
3,954	4.40%, 12/01/2021	4,432
	Zoetis, Inc.
830	3.25%, 02/01/2023 ■	824
		19,691
	Specialty Hospital-Except Psychiatric & Drug Abuse - 0.1%
	Fresenius Medical Care U.S. Finance II, Inc.
1,385	5.63%, 07/31/2019 ■	1,499
260	9.00%, 07/15/2015 ■	297
		1,796
		36,666

Information - 2.5%
	Cable and Other Program Distribution - 0.6%
	CSC Holdings LLC
320	6.75%, 11/15/2021	360
	CSC Holdings, Inc.
1,725	7.63%, 07/15/2018	2,010
	DISH DBS Corp.
3,186	5.88%, 07/15/2022	3,385
3,200	7.88%, 09/01/2019	3,784
	Rogers Communications, Inc.
740	8.75%, 05/01/2032	1,090
	TCI Communications, Inc.
685	8.75%, 08/01/2015	813
		11,442
	Data Processing Services - 0.1%
	Audatex North America, Inc.
875	6.75%, 06/15/2018 ■	938

	Internet Publishing and Broadcasting - 0.0%
	Netflix Inc.
670	5.38%, 02/01/2021 ■	667

6

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 31.9% - (continued)
Information - 2.5% - (continued)
	Other Information Services - 0.0%
	InterActiveCorp
$220	4.75%, 12/15/2022 ■	$218

	Satellite Telecommunications - 0.1%
	Hughes Satellite Systems Corp.
890	6.50%, 06/15/2019	983
	Intelsat Jackson Holdings S.A.
1,117	8.50%, 11/01/2019	1,240
		2,223
	Software Publishers - 0.0%
	Brocade Communications Systems, Inc.
415	4.63%, 01/15/2023 ■	414

	Telecommunications - Other - 0.5%
	Sprint Nextel Corp.
1,630	7.00%, 03/01/2020 ■	1,891
547	9.00%, 11/15/2018 ■	677
	Telefonica Emisiones SAU
1,525	3.99%, 02/16/2016	1,586
	UPCB Finance III Ltd.
443	6.63%, 07/01/2020 ■	473
	UPCB Finance VI Ltd.
1,335	6.88%, 01/15/2022 ■	1,452
	Vivendi S.A.
1,815	2.40%, 04/10/2015 ■	1,850
	Wind Acquisition Finance S.A.
1,490	7.25%, 02/15/2018 ■	1,565
		9,494
	Telecommunications - Wired Carriers - 0.6%
	AT&T, Inc.
500	5.35%, 09/01/2040	548
	Deutsche Telekom International Finance B.V.
3,920	3.13%, 04/11/2016 ■	4,123
	Paetec Holding Corp.
293	9.88%, 12/01/2018	338
	TW Telecom Holdings, Inc.
365	5.38%, 10/01/2022	383
	Unitymedia Hessen GmbH & Co.
1,980	7.50%, 03/15/2019 ■	2,163
	Videotron Ltee
380	9.13%, 04/15/2018	402
	Windstream Corp.
190	6.38%, 08/01/2023 ■	191
670	7.50%, 04/01/2023	717
750	7.75%, 10/15/2020	816
1,890	7.88%, 11/01/2017	2,159
		11,840
	Telecommunications - Wireless Carriers - 0.3%
	Cricket Communications, Inc.
2,635	7.75%, 05/15/2016	2,773
	Qwest Corp.
2,060	7.20%, 11/10/2026	2,080
825	7.25%, 10/15/2035	871
	SBA Telecommunications, Inc.
135	5.75%, 07/15/2020 ■	142
		5,866
	Wireless Communications Services - 0.3%
	Altice Financing S.A.
850	7.88%, 12/15/2019 ■	913
	Verizon Communications, Inc.
1,855	2.45%, 11/01/2022	1,777
1,500	6.40%, 02/15/2038	1,906
		4,596
		47,698
Machinery Manufacturing - 0.3%
	Agriculture, Construction, Mining and Machinery - 0.3%
	Case New Holland, Inc.
4,305	7.88%, 12/01/2017	5,091

Mining - 0.5%
	Coal Mining - 0.3%
	Consol Energy, Inc.
405	8.00%, 04/01/2017	438
	Peabody Energy Corp.
575	6.00%, 11/15/2018	602
1,887	6.50%, 09/15/2020	1,986
2,270	7.38%, 11/01/2016	2,588
		5,614
	Metal Ore Mining - 0.1%
	Rio Tinto Finance USA Ltd.
1,935	9.00%, 05/01/2019	2,685

	Nonmetallic Mineral Mining and Quarrying - 0.1%
	FMG Resources Pty Ltd.
355	6.00%, 04/01/2017 ■	365
542	7.00%, 11/01/2015 ■	565
	Vulcan Materials Co.
85	7.15%, 11/30/2037	85
95	7.50%, 06/15/2021	110
		1,125
		9,424
Miscellaneous Manufacturing - 0.6%
	Aerospace Product and Parts Manufacturing - 0.3%
	BE Aerospace, Inc.
1,765	5.25%, 04/01/2022	1,857
1,321	6.88%, 10/01/2020	1,460
	Bombardier, Inc.
1,975	7.75%, 03/15/2020 ■	2,237
		5,554
	Other Miscellaneous Manufacturing - 0.3%
	Hutchison Whampoa International Ltd.
4,600	2.00%, 11/08/2017 ■	4,567
	Owens-Brockway Glass Container, Inc.
1,175	7.38%, 05/15/2016	1,351
		5,918
		11,472
Motor Vehicle and Parts Manufacturing - 0.5%
	Motor Vehicle Manufacturing - 0.3%
	Daimler Finance NA LLC
6,515	1.25%, 01/11/2016 ■	6,520

	Motor Vehicle Parts Manufacturing - 0.2%
	Tenneco, Inc.
905	6.88%, 12/15/2020	993

7

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 31.9% - (continued)
Motor Vehicle and Parts Manufacturing - 0.5% - (continued)
	Motor Vehicle Parts Manufacturing - 0.2% - (continued)
	TRW Automotive, Inc.
$2,140	7.25%, 03/15/2017 ■	$2,477
		3,470
		9,990
Nonmetallic Mineral Product Manufacturing - 0.2%
	Glass and Glass Product Manufacturing - 0.2%
	Ardagh Packaging Finance plc
865	7.38%, 10/15/2017 ■	952
	Silgan Holdings, Inc.
2,315	5.00%, 04/01/2020	2,396
		3,348
Paper Manufacturing - 0.1%
	Converted Paper Product Manufacturing - 0.0%
	Clearwater Paper Corp.
170	4.50%, 02/01/2023 ■	169

	Pulp, Paper and Paperboard Mills - 0.1%
	P.H. Glatfelter Co.
330	5.38%, 10/15/2020	345
	Rock-Tenn Co.
150	3.50%, 03/01/2020 ■	151
1,120	4.00%, 03/01/2023 ■	1,117
		1,613
		1,782
Petroleum and Coal Products Manufacturing - 2.0%
	Natural Gas Distribution - 0.1%
	Ferrellgas Partners L.P.
1,204	6.50%, 05/01/2021	1,216

	Oil and Gas Extraction - 1.6%
	Anadarko Petroleum Corp.
1,495	6.38%, 09/15/2017	1,771
	Chesapeake Energy Corp.
497	2.50%, 05/15/2037 ۞	483
948	6.88%, 08/15/2018	1,005
	Continental Resources, Inc.
1,210	5.00%, 09/15/2022	1,289
	Denbury Resources, Inc.
565	4.63%, 07/15/2023 ☼	554
	Everest Acquisition LLC
1,289	9.38%, 05/01/2020	1,444
	Gazprom Neft OAO via GPN Capital S.A.
1,215	4.38%, 09/19/2022 ■	1,220
	Harvest Operations Corp.
736	6.88%, 10/01/2017	818
	Hornbeck Offshore Services, Inc.
1,565	5.88%, 04/01/2020	1,643
	Newfield Exploration Co.
2,555	5.75%, 01/30/2022	2,811
	Nexen, Inc.
1,210	7.50%, 07/30/2039	1,717
	Pemex Project Funding Master Trust
2,575	6.63%, 06/15/2035	3,109
	Petrobras International Finance Co.
940	5.38%, 01/27/2021	1,030
4,355	5.75%, 01/20/2020	4,865
1,800	6.75%, 01/27/2041	2,104
	Pioneer Natural Resources Co.
290	6.65%, 03/15/2017	340
910	7.50%, 01/15/2020	1,145
	Range Resources Corp.
850	6.75%, 08/01/2020	933
	Seadrill Ltd.
1,050	5.63%, 09/15/2017 ■	1,063
		29,344
	Petroleum and Coal Products Manufacturing - 0.2%
	MEG Energy Corp.
481	6.38%, 01/30/2023 ■	501
	Rosneft Oil Co.
990	3.15%, 03/06/2017 ■	991
	Valero Energy Corp.
2,086	9.38%, 03/15/2019	2,857
		4,349
	Support Activities For Mining - 0.1%
	Transocean, Inc.
414	5.05%, 12/15/2016	462
1,820	6.38%, 12/15/2021	2,142
		2,604
		37,513
Pipeline Transportation - 0.7%
	Pipeline Transportation of Natural Gas - 0.7%
	El Paso Corp.
900	7.00%, 06/15/2017	1,032
661	7.80%, 08/01/2031	771
	Energy Transfer Equity L.P.
2,773	7.50%, 10/15/2020	3,196
	Kinder Morgan Energy Partners L.P.
1,880	6.85%, 02/15/2020	2,335
	Kinder Morgan Finance Co.
4,555	6.00%, 01/15/2018 ■	5,021
	MarkWest Energy Partners L.P.
295	5.50%, 02/15/2023	311
880	6.25%, 06/15/2022	955
		13,621
Plastics and Rubber Products Manufacturing - 0.1%
	Rubber Product Manufacturing - 0.1%
	Continental Rubber of America Corp.
1,145	4.50%, 09/15/2019 ■	1,174

Primary Metal Manufacturing - 0.1%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.1%
	ArcelorMittal
1,310	9.50%, 02/15/2015	1,477

8

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 31.9% - (continued)
Professional, Scientific and Technical Services - 0.1%
	Advertising and Related Services - 0.1%
	Lamar Media Corp.
$905	5.88%, 02/01/2022	$995

	Computer Systems Design and Related Services - 0.0%
	Lender Processing Services, Inc.
566	5.75%, 04/15/2023	600

		1,595
Real Estate, Rental and Leasing - 0.8%
	Automotive Equipment Rental and Leasing - 0.0%
	United Rentals North America, Inc.
60	5.75%, 07/15/2018	65

	General Rental Centers - 0.1%
	ERAC USA Finance Co.
2,605	6.38%, 10/15/2017 ■	3,131

	Industrial Machinery and Equipment Rental and Leasing - 0.7%
	Air Lease Corp.
1,105	4.50%, 01/15/2016	1,121
230	4.75%, 03/01/2020 ☼	228
	COX Communications, Inc.
1,650	3.25%, 12/15/2022 ■	1,652
	International Lease Finance Corp.
674	5.75%, 05/15/2016	725
5,850	5.88%, 04/01/2019	6,324
1,326	6.25%, 05/15/2019	1,465
435	8.25%, 12/15/2020	533
674	8.88%, 09/01/2017	811
		12,859
		16,055
Retail Trade - 1.2%
	Automobile Dealers - 0.0%
	AutoNation, Inc.
1,170	5.50%, 02/01/2020	1,258

	Automotive Parts, Accessories and Tire Stores - 0.3%
	AutoZone, Inc.
5,164	3.70%, 04/15/2022	5,329

	Building Material and Supplies Dealers - 0.1%
	Building Materials Corp.
1,490	6.75%, 05/01/2021 ■	1,643
831	7.50%, 03/15/2020 ■	910
		2,553
	Clothing Stores - 0.2%
	Ltd. Brands, Inc.
2,862	5.63%, 02/15/2022	3,076
261	6.95%, 03/01/2033	269
		3,345
	Direct Selling Establishments - 0.4%
	AmeriGas Partners L.P.
640	6.25%, 08/20/2019	678
	Energy Transfer Partners
3,745	3.60%, 02/01/2023	3,703
2,590	6.50%, 02/01/2042	2,988
		7,369
	Electronic Shopping and Mail-Order Houses - 0.1%
	QVC, Inc.
1,635	7.50%, 10/01/2019 ■	1,807

	Other Miscellaneous Store Retailers - 0.1%
	Sally Holdings LLC
660	5.75%, 06/01/2022	698
	Sotheby's
1,025	5.25%, 10/01/2022 ■	1,053
		1,751
		23,412
Transportation Equipment Manufacturing - 0.1%
	Ship and Boat Building - 0.1%
	Huntington Ingalls Industries, Inc.
1,710	6.88%, 03/15/2018	1,875

Truck Transportation - 0.2%
	Specialized Freight Trucking - 0.2%
	Penske Truck Leasing Co.
4,740	2.88%, 07/17/2018 ■	4,708

Utilities - 1.2%
	Electric Generation, Transmission and Distribution - 1.2%
	AES (The) Corp.
375	9.75%, 04/15/2016	446
	AES El Salvador Trust
800	6.75%, 02/01/2016 §	816
	Calpine Corp.
2,088	7.50%, 02/15/2021 ■	2,265
273	7.50%, 02/15/2021 §	296
883	7.88%, 01/15/2023 ■	976
	Carolina Power & Light Co.
1,205	4.10%, 05/15/2042	1,208
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015	3,118
	Dolphin Subsidiary II, Inc.
3,825	7.25%, 10/15/2021	4,122
	EDP Finance B.V.
1,080	4.90%, 10/01/2019 ■	1,091
	MidAmerican Energy Holdings Co.
3,935	8.48%, 09/15/2028	5,640
	Pacific Gas & Electric Co.
1,628	8.25%, 10/15/2018	2,193
		22,171
Wholesale Trade - 0.4%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.4%
	Heineken N.V.
1,291	1.40%, 10/01/2017 ■	1,280
985	2.75%, 04/01/2023 ■	950
	SABMiller Holdings, Inc.
3,425	2.45%, 01/15/2017 ■	3,542
985	4.95%, 01/15/2042 ■	1,088
		6,860
	Total corporate bonds
	(cost $565,366)	$599,709

9

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
	Mexico - 0.2%
	United Mexican States
$3,174	4.75%, 03/08/2044	$3,337

	Russia - 0.1%
	Russian Federation
1,800	3.25%, 04/04/2017 ■	1,908

	Total foreign government obligations
	(cost $4,922)	$5,245

MUNICIPAL BONDS - 1.1%
	General Obligations - 0.5%
	California State GO
$1,420	7.50%, 04/01/2034	$2,003
430	7.60%, 11/01/2040	639
	California State GO, Taxable
4,785	7.55%, 04/01/2039	7,010
		9,652
	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, System Facs Rev Build America Bonds
950	5.79%, 11/01/2041	1,233

	Utilities - Electric - 0.3%
	Municipal Elec Auth Georgia
4,510	6.64%, 04/01/2057	5,357

	Utilities - Water and Sewer - 0.2%
	San Francisco City & County, CA, Public Utilities
3,515	6.00%, 11/01/2040	4,315

	Total municipal bonds
	(cost $17,721)	$20,557

SENIOR FLOATING RATE INTERESTS♦ - 1.9%
Accommodation and Food Services - 0.0%
	Traveler Accommodation - 0.0%
	Caesars Entertainment Operating Co., Inc.
$820	4.45%, 01/28/2018	$745

Administrative Waste Management and Remediation - 0.0%
	Business Support Services - 0.0%
	Audio Visual Services Group, Inc.
519	6.75%, 11/09/2018	511

Air Transportation - 0.0%
	Scheduled Air Transportation - 0.0%
	Delta Air Lines, Inc.
455	5.25%, 10/18/2018	460

Apparel Manufacturing - 0.0%
	Accessories and Other Apparel Manufacturing - 0.0%
	PVH Corp.
335	12/31/2019 ◊☼	338

Arts, Entertainment and Recreation - 0.2%
	Cable and Other Subscription Programming - 0.1%
	Kabel Deutschland GmbH
930	4.25%, 02/01/2019	931

	Gambling Industries - 0.0%
	MGM Resorts International
625	4.25%, 12/20/2019	634

	Newspaper, Periodical, Book and Database Publisher - 0.1%
	Tribune Co.
1,490	4.00%, 12/31/2019	1,501

	Spectator Sports - 0.0%
	Penn National Gaming, Inc.
209	3.75%, 07/16/2018	210

		3,276
Chemical Manufacturing - 0.1%
	Basic Chemical Manufacturing - 0.1%
	Pinnacle Operating Corp.
399	6.75%, 11/15/2018	396
	PQ Corp.
600	5.25%, 05/08/2017	606
		1,002
	Other Chemical and Preparations Manufacturing - 0.0%
	DuPont Performance Coatings, Inc.
135	01/31/2020 ◊☼	137

		1,139
Computer and Electronic Product Manufacturing - 0.1%
	Semiconductor, Electronic Components - 0.1%
	NXP Semiconductors N.V.
720	4.75%, 01/10/2020	729
	Spectrum Brands Holdings, Inc.
100	4.50%, 12/17/2019	101
		830
Construction - 0.0%
	Construction - Other Specialty Trade Contractors - 0.0%
	Brand Energy & Infrastructure Services, Inc.
290	6.25%, 10/23/2018	291

	Other Heavy Construction - 0.0%
	Aluma Systems, Inc.
70	6.25%, 10/23/2018	70

		361

10

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 1.9% - (continued)
Educational Services - 0.0%
	Educational Support Services - 0.0%
	Bright Horizons Family Solutions, Inc.
$145	01/23/2020 ◊☼	$146

Finance and Insurance - 0.4%
	Agencies, Brokerages and Other Insurance - 0.1%
	USI Insurance Services LLC
420	5.25%, 12/27/2019	423

	Captive Auto Finance - 0.2%
	Chrysler Group LLC
3,303	6.00%, 05/24/2017	3,367
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
747	4.20%, 11/29/2013	732
		4,099
	Insurance Carriers - 0.0%
	Asurion Corp., 2nd Lien Term Loan
223	9.00%, 05/24/2019	230

	Other Financial Investment Activities - 0.1%
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
92	8.75%, 12/18/2017	87
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
218	8.75%, 12/18/2017	207
	Nuveen Investments, Inc., Extended First Lien Term Loan
740	5.77%, 05/13/2017	746
	Ocwen Financial Corp.
190	01/31/2018 ◊☼	192
	Walter Investment Management
935	5.75%, 11/28/2017 ☼	949
		2,181
		6,933
Food Manufacturing - 0.0%
	Other Food Manufacturing - 0.0%
	U.S. Foodservice, Inc.
464	5.75%, 03/31/2017	469

Food Services - 0.0%
	Full-Service Restaurants - 0.0%
	OSI Restaurant Partners LLC
568	4.75%, 10/28/2019	575

Furniture and Related Product Manufacturing - 0.1%
	Household, Institution Furniture, Kitchen Cabinet - 0.1%
	Tempur-Pedic International, Inc.
530	4.51%, 12/12/2019 ☼	537

	Other Furniture Related Product Manufacturing - 0.0%
	Wilsonart International Holding LLC
320	5.50%, 10/31/2019	324

		861

Health Care and Social Assistance - 0.0%
	Medical Equipment and Supplies Manufacturing - 0.0%
	Kinetic Concepts, Inc.
195	5.50%, 05/04/2018	198

	Scientific Research and Development Services - 0.0%
	IMS Health, Inc.
289	4.50%, 08/26/2017	289

		487
Information - 0.3%
	Cable and Other Program Distribution - 0.0%
	UPC Financing Partnership
335	4.00%, 01/31/2021	337

	Data Processing Services - 0.1%
	First Data Corp.
205	09/27/2018 ◊☼	205
	First Data Corp., Extended 1st Lien Term Loan
1,380	4.20%, 03/23/2018	1,366
		1,571
	Software Publishers - 0.2%
	Kronos, Inc.
945	5.50%, 10/30/2019	953
175	9.75%, 04/30/2020	178
	Lawson Software, Inc.
998	5.25%, 04/05/2018	1,011
	Web.com Group, Inc.
738	5.50%, 10/27/2017	749
		2,891
	Telecommunications - Other - 0.0%
	Nine Entertainment Group Ltd
565	12/31/2019 ◊☼	564
	Warner Music Group Corp.
230	5.25%, 11/01/2018	234
		798
	Telecommunications - Wireless Carriers - 0.0%
	Alcatel-Lucent
210	01/24/2019 ◊☼	212

	Wireless Communications Services - 0.0%
	Windstream Corp.
220	01/23/2020 ◊☼	221

		6,030
Mining - 0.1%
	Metal Ore Mining - 0.0%
	Fortescue Metals Group Ltd.
1,117	5.25%, 10/18/2017	1,131

	Mining and Quarrying Nonmetallic Mineral - 0.1%
	Arch Coal, Inc.
1,387	5.75%, 05/16/2018	1,422

		2,553
Miscellaneous Manufacturing - 0.1%
	Aerospace Product and Parts Manufacturing - 0.0%
	DigitalGlobe, Inc.
365	01/24/2020 ◊☼	369

11

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 1.9% - (continued)
Miscellaneous Manufacturing - 0.1% - (continued)
	Aerospace Product and Parts Manufacturing - 0.0% - (continued)
	Hamilton Sundstrand Corp.
$350	5.00%, 12/13/2019	$353
		722
	Miscellaneous Manufacturing - 0.1%
	Reynolds Group Holdings, Inc.
768	4.75%, 09/28/2018	779

		1,501
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle Parts Manufacturing - 0.1%
	Federal Mogul Corp., Tranche B Term Loan
660	2.14%, 12/29/2014	626
	Federal Mogul Corp., Tranche C Term Loan
337	2.14%, 12/28/2015	319
		945
Other Services - 0.0%
	Commercial/Industrial Machine and Equipment - 0.0%
	Apex Tool Group, LLC
105	01/08/2020 ◊☼	106

Pipeline Transportation - 0.1%
	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
1,720	4.50%, 04/30/2019	1,737

Plastics and Rubber Products Manufacturing - 0.0%
	Plastics Product Manufacturing - 0.0%
	Consolidated Container Co.
519	5.00%, 07/03/2019	524

Primary Metal Manufacturing - 0.0%
	Alumina and Aluminum Production and Processing - 0.0%
	Novelis, Inc.
449	4.00%, 03/10/2017 ☼	453

Professional, Scientific and Technical Services - 0.0%
	Professional Services - Computer System Design and Related - 0.0%
	SunGard Data Systems, Inc.
355	4.50%, 01/31/2020	359

Retail Trade - 0.3%
	Department Stores - 0.1%
	Neiman (The) Marcus Group, Inc.
1,190	4.75%, 05/16/2018	1,192

	Other Miscellaneous Store Retailers - 0.1%
	Aramark Corp.
1,120	3.52%, 07/26/2016	1,129

	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	EB Sports Corp.
2,209	11.50%, 12/31/2015 Þ	2,203
	Michaels Stores, Inc.
460	3.75%, 01/28/2020	464
		2,667
		4,988
Truck Transportation - 0.0%
	Freight Trucking - General - 0.0%
	Nexeo Solutions LLC
294	5.00%, 09/09/2017	294

	Total senior floating rate interests
	(cost $36,047)	$36,621

U.S. GOVERNMENT AGENCIES - 38.0%
	FHLMC - 6.9%
$16,425	1.90%, 01/15/2041 ►	$2,499
14,110	2.64%, 08/25/2018 ►	1,338
32,578	2.92%, 10/25/2020 ►	651
35,000	3.50%, 02/15/2041 ☼	36,783
26,078	4.00%, 08/01/2025 - 02/15/2040 ☼	27,805
11,600	4.50%, 02/15/2040 ☼	12,341
4,099	4.85%, 05/15/2037 ►	732
35,606	5.50%, 10/01/2036 - 06/01/2041	38,569
3,376	5.94%, 01/15/2039 ►Δ	547
6,125	6.00%, 01/01/2023 - 06/01/2038	6,743
7,461	6.16%, 12/15/2036 ►	1,098
		129,106
	FNMA - 10.7%
3,275	2.14%, 11/01/2022	3,241
2,246	2.20%, 12/01/2022	2,232
1,313	2.28%, 11/01/2022	1,312
1,109	2.34%, 11/01/2022	1,112
6,223	2.40%, 10/01/2022 - 11/01/2022	6,271
872	2.42%, 11/01/2022	880
894	2.47%, 11/01/2022	906
16,400	2.50%, 02/12/2028 ☼	16,979
26,600	3.50%, 02/15/2026 - 02/15/2041 ☼	28,107
6,550	3.63%, 11/25/2039 ►	1,224
19,456	4.00%, 06/01/2025 - 02/15/2040 ☼	20,755
19,446	4.50%, 08/01/2024 - 08/01/2040 ☼	20,897
46,763	5.00%, 04/01/2018 - 04/25/2038	50,683
4,785	5.24%, 06/25/2042 ►	831
25,519	5.50%, 01/01/2017 - 11/01/2037	27,862
12,320	6.00%, 11/01/2013 - 02/15/2040 ☼	13,538
8,092	6.99%, 10/25/2036 ►	1,493
240	7.00%, 10/01/2037	285
85	7.50%, 12/01/2029 - 09/01/2031	102
11,444	8.43%, 09/25/2040 ►	1,962
		200,672
	GNMA - 20.4%
27,000	3.00%, 02/15/2043 ☼	28,173
118,500	3.50%, 02/15/2041 ☼	127,369
49,208	4.00%, 09/20/2040 - 01/15/2041	53,635

12

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 38.0% - (continued)
	GNMA - 20.4% - (continued)
$81,168	4.50%, 07/15/2033 - 06/15/2041 ☼	$89,054
31,844	5.00%, 08/15/2039 - 06/20/2040	35,113
21,231	5.50%, 05/15/2033 - 02/15/2040 ☼	23,242
23,486	6.00%, 11/15/2032 - 03/15/2041 ☼	26,436
995	6.50%, 09/15/2028 - 07/15/2032	1,159
		384,181
	Total U.S. government agencies
	(cost $701,893)	$713,959

U.S. GOVERNMENT SECURITIES - 25.9%
U.S. Treasury Securities - 25.9%
	U.S. Treasury Bonds - 6.8%
$15,970	2.75%, 11/15/2042 ‡	$14,683
18,626	3.13%, 11/15/2041 ‡	18,620
544	3.75%, 08/15/2041 ‡	612
15,802	4.38%, 05/15/2041 ‡	19,725
17,076	4.75%, 02/15/2041 ‡	22,574
26,567	5.38%, 02/15/2031 ‡	36,654
10,325	6.25%, 05/15/2030 ‡	15,459
		128,327
	U.S. Treasury Notes - 19.1%
203,850	0.13%, 04/15/2016 - 04/15/2017 ◄‡	223,289
18,386	0.25%, 10/31/2013 - 10/31/2014 ╦‡	18,397
44,000	0.63%, 07/15/2014 ‡	44,259
6,741	2.00%, 11/15/2021 - 02/15/2022 ‡	6,837
5,625	3.13%, 04/30/2017 □	6,195
55,375	4.25%, 11/15/2014 ‡	59,307
		358,284
		486,611
	Total U.S. government securities
	(cost $485,853)	$486,611

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
	Foreign Exchange Contracts - 0.1%
	USD Call/CAD Put
21,900	Expiration: 06/18/2013	473
	USD Call/KRW Put
21,194	Expiration: 02/26/2013	186
		659
	Interest Rate Contracts - 0.0%
	Interest Rate Swaption
40,990	Expiration: 07/31/2013, Exercise Rate:
	1.98%	$389

	Total call options purchased
	(cost $947)	$1,048

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.1%
	Diversified Banks - 0.0%
–	U.S. Bancorp	$430

	Other Diversified Financial Services - 0.1%
44	Citigroup Capital XIII	1,239

	Thrifts and Mortgage Finance - 0.0%
85	Federal Home Loan Mortgage Corp.	158

	Total preferred stocks
	(cost $3,707)	$1,827

	Total long-term investments
	(cost $2,091,750)	$2,158,057

SHORT-TERM INVESTMENTS - 3.6%
Repurchase Agreements - 3.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $9,917, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $10,115)
$9,917	0.16%, 01/31/2013	$9,917
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in
the amount of $7,381, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $7,529)
7,381	0.16%, 01/31/2013	7,381
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $4,433, collateralized by U.S. Treasury Note 0.25%, 2015, value of $4,521)
4,433	0.13%, 01/31/2013	4,433
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $9,894, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $10,092)
9,894	0.13%, 01/31/2013	9,894
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $6,771, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $6,906)
6,771	0.17%, 01/31/2013	6,771
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $16,549, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $16,880)
16,549	0.13%, 01/31/2013	16,549
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $11,642, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $11,875)
11,642	0.15%, 01/31/2013	11,642

13

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 3.6% - (continued)
Repurchase Agreements - 3.6% - (continued)
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $188, collateralized by U.S. Treasury Note 0.63%, 2017, value of $193)
$188	0.12%, 01/31/2013		$188
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 02/01/2013 in
the amount of $1,682, collateralized by
FHLMC 3.00% - 4.00%, 2026 - 2042,
FNMA 2.50% - 5.00%, 2027 - 2042,
	value of $1,716)
1,682	0.15%, 01/31/2013		1,682
			68,457
	Total short-term investments
	(cost $68,457)		$68,457

	Total investments
	(cost $2,160,207) ▲	118.5%	$2,226,514
	Other assets and liabilities	(18.5)%	(347,388)
	Total net assets	100.0%	$1,879,126

14

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $2,163,579 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$76,681
Unrealized Depreciation	(13,746)
Net Unrealized Appreciation	$62,935

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

Þ	This security may pay interest in additional principal instead of cash.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2013.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $195,442, which represents 10.4% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $1,112, which represents 0.1% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $317,567 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $10,400 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $16,970, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

15

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at January 31, 2013 as listed in the table below:

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	162	03/15/2013	$20,497	$20,551	$54
U.S. Treasury 2-Year Note Future	214	03/28/2013	$47,167	$47,170	$3
U.S. Treasury 30-Year Bond Future	18	03/19/2013	$2,582	$2,582	$–
U.S. Treasury 5-Year Note Future	1,106	03/28/2013	$137,723	$136,850	$(873)
					$(816)
Short position contracts:
U.S. Treasury 10-Year Note Future	1,343	03/19/2013	$178,224	$176,311	$1,913
U.S. Treasury CME Ultra Long Term Bond Future	87	03/19/2013	$13,814	$13,618	$196
					$2,109
					$1,293

* The number of contracts does not omit 000's.

Securities Sold Short Outstanding at January 31, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 4.00%	$12,000	02/15/2040	$12,722	$51
FNMA, 3.00%	11,400	02/15/2043	11,772	130
FNMA, 4.00%	13,600	02/15/2040	14,454	83
FNMA, 5.00%	22,400	02/15/2040	24,182	70
FNMA, 5.50%	54,600	02/15/2040	59,241	49
GNMA, 3.50%	10,500	02/15/2042	11,261	82
GNMA, 4.50%	25,000	02/15/2040	27,207	(90)
			$160,839	$375

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BRL	Buy	02/04/2013	GSC	$4,838	$4,829	$(9)
BRL	Buy	02/04/2013	RBC	9,278	9,658	380
BRL	Sell	02/04/2013	GSC	4,687	4,829	(142)
BRL	Sell	02/04/2013	RBC	4,838	4,829	9
BRL	Sell	02/04/2013	RBC	4,669	4,829	(160)
EUR	Buy	02/04/2013	UBS	68	68	–
MXN	Buy	02/28/2013	BOA	1,868	1,878	10
MXN	Buy	02/28/2013	RBC	1,872	1,878	6
MXN	Sell	02/28/2013	HSBC	3,772	3,756	16
NOK	Buy	02/28/2013	JPM	9,342	9,549	207
NOK	Buy	02/28/2013	UBS	3,118	3,180	62
NOK	Sell	02/28/2013	GSC	3,116	3,177	(61)
SEK	Buy	02/28/2013	GSC	3,093	3,178	85
SEK	Sell	02/28/2013	JPM	9,369	9,630	(261)
SEK	Sell	02/28/2013	UBS	3,115	3,180	(65)
						$77

16

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY		$695	(0.32)%	07/25/45	$393	$222	$(171)
ABX.HE.AAA.06	BCLY		6,415	(0.18)%	07/25/45	672	208	(464)
ABX.HE.AAA.06	GSC		9,997	(0.18)%	07/25/45	879	322	(557)
ABX.HE.AAA.06	MSC		2,236	(0.18)%	07/25/45	183	72	(111)
ABX.HE.PENAAA.06	GSC		2,896	(0.11)%	05/25/46	724	521	(203)
ABX.HE.PENAAA.06	JPM		3,353	(0.11)%	05/25/46	836	603	(233)
ABX.HE.PENAAA.06	MSC		1,518	(0.11)%	05/25/46	368	273	(95)
ABX.HE.PENAAA.07	BCLY		2,558	(0.09)%	08/25/37	1,029	902	(127)
ABX.HE.PENAAA.07	GSC		2,490	(0.09)%	08/25/37	1,034	879	(155)
CDX.NA.HY.19	BOA		11,805	(5.00)%	12/20/17	(19)	(279)	(260)
CDX.NA.HY.19	CSI		21,655	(5.00)%	12/20/17	101	(511)	(612)
CDX.NA.HY.19	JPM		93,305	(5.00)%	12/20/17	(1,323)	(2,202)	(879)
CDX.NA.IG.19	GSC		40,225	(1.00)%	12/20/22	959	1,005	46
CMBX.NA.A.1	DEUT		2,490	(0.35)%	10/12/52	1,150	1,009	(141)
CMBX.NA.A.1	GSC		1,155	(0.35)%	10/12/52	523	468	(55)
CMBX.NA.AA.1	CSI		1,525	(0.25)%	10/12/52	325	323	(2)
CMBX.NA.AA.1	DEUT		3,050	(0.25)%	10/12/52	645	646	1
CMBX.NA.AA.1	UBS		3,050	(0.25)%	10/12/52	910	646	(264)
CMBX.NA.AA.1	UBS		8,305	(0.25)%	10/12/52	1,786	1,789	3
CMBX.NA.AA.2	BOA		3,645	(0.15)%	03/15/49	1,386	1,383	(3)
CMBX.NA.AJ.4	DEUT		575	(0.96)%	02/17/51	229	175	(54)
CMBX.NA.AJ.4	MSC		3,420	(0.96)%	02/17/51	1,338	1,040	(298)
CMBX.NA.AM.2	DEUT		3,645	(0.50)%	03/15/49	210	210	–
CMBX.NA.AM.4	BCLY		990	(0.50)%	02/17/51	173	110	(63)
CMBX.NA.AM.4	MSC		5,910	(0.50)%	02/17/51	1,370	659	(711)
CMBX.NA.AM.4	UBS		3,435	(0.50)%	02/17/51	603	383	(220)
ITRX.EUR.18	JPM	EUR	34,730	(1.00)%	12/20/22	1,548	2,052	504
Total						$18,032	$12,908	$(5,124)
Sell protection:
ABX.HE.AAA.06	CSI		$1,044	0.11%	05/25/46	$(339)	$(340)	$(1)
ABX.HE.AAA.06	JPM		1,044	0.11%	05/25/46	(339)	(340)	(1)
ABX.HE.PENAAA.07	JPM		937	0.76%	01/25/38	(597)	(413)	184
CDX.EM.ex-EU.18	GSC		5,290	5.00%	12/20/17	683	630	(53)
CDX.EM.ex-EU.18	GSC		31,675	5.00%	12/20/17	3,753	3,770	17
CDX.NA.IG.19	BCLY		12,775	1.00%	12/20/17	74	66	(8)
CDX.NA.IG.19	GSC		61,345	1.00%	12/20/17	348	316	(32)
CDX.NA.IG.19	MSC		105,805	1.00%	12/20/17	109	546	437
CDX.NA.IG.19	MSC		20,065	1.00%	12/20/17	125	103	(22)
CMBX.NA.AA.4	MSC		5,145	1.65%	02/17/51	(3,241)	(3,164)	77
CMBX.NA.AAA.2	DEUT		635	0.07%	03/15/49	(35)	(17)	18
CMBX.NA.AAA.2	JPM		1,025	0.07%	03/15/49	(41)	(28)	13
CMBX.NA.AAA.2	UBS		8,265	0.07%	03/15/49	(440)	(227)	213
CMBX.NA.AAA.3	CSI		1,165	0.08%	12/13/49	(68)	(43)	25
CMBX.NA.AAA.3	DEUT		10,140	0.08%	12/13/49	(719)	(379)	340
CMBX.NA.AAA.3	JPM		19,275	0.08%	12/13/49	(1,441)	(720)	721
CMBX.NA.AAA.3	UBS		6,580	0.08%	12/13/49	(573)	(246)	327
CMBX.NA.AAA.5	MSC		2,909	0.35%	02/15/51	(232)	(104)	128
CMBX.NA.AAA.6	UBS		5,145	0.50%	05/11/63	(118)	(97)	21
CMBX.NA.AJ.2	JPM		6,100	1.09%	03/15/49	(1,504)	(971)	533
CMBX.NA.AJ.3	CSI		2,830	1.47%	12/13/49	(888)	(831)	57
CMBX.NA.AJ.3	MSC		590	1.47%	12/13/49	(184)	(173)	11
CMBX.NA.AJ.3	UBS		2,585	1.47%	12/13/49	(1,017)	(759)	258
CMBX.NA.BB.6	CSI		1,160	5.00%	05/11/63	7	7	–
CMBX.NA.BB.6	CSI		350	5.00%	05/11/63	8	3	(5)
CMBX.NA.BB.6	JPM		135	5.00%	05/11/63	3	1	(2)

17

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
CMBX.NA.BB.6	MSC		$680	5.00%	05/11/63	$16	$6	$(10)
CMBX.NA.BB.6	UBS		1,635	5.00%	05/11/63	40	15	(25)
ITRX.EUR.18	BCLY	EUR	15,360	1.00%	12/20/17	(46)	(122)	(76)
ITRX.EUR.18	CSI	EUR	8,865	1.00%	12/20/17	(62)	(70)	(8)
ITRX.EUR.18	GSC	EUR	16,600	1.00%	12/20/17	(153)	(131)	22
ITRX.EUR.18	JPM	EUR	32,900	1.00%	12/20/17	(61)	(260)	(199)
ITRX.XOV.18	DEUT	EUR	10,785	5.00%	12/20/17	378	341	(37)
ITRX.XOV.18	GSC	EUR	6,225	5.00%	12/20/17	242	197	(45)
PrimeX.ARM.1	MSC		1,473	4.42%	06/25/36	42	145	103
PrimeX.ARM.2	MSC		4,420	4.58%	06/25/36	(325)	88	413
Total						$(6,595)	$(3,201)	$3,394
Total traded indices						$11,437	$9,707	$(1,730)
Credit default swaps on single-name issues:
Buy protection:
Banco Santander S.A.	BCLY		$4,300	(1.00)% / 1.81%	03/20/15	$217	$73	$(144)
						$11,654	$9,780	$(1,874)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at January 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.87% Fixed	6M EURIBOR	EUR	8,200	01/31/23	$–	$41	$41
BCLY	3M STIBOR	2.35% Fixed	SEK	70,000	01/31/23	–	(61)	(61)
GSC	1.73% Fixed	6M EURIBOR	EUR	33,300	01/09/23	–	745	745
JPM	2.00% Fixed	3M LIBOR		14,700	03/20/23	(88)	141	229
JPM	3M STIBOR	2.16% Fixed	SEK	278,000	01/09/23	–	(996)	(996)
						$(88)	$(130)	$(42)

* Notional shown in U.S. dollars unless otherwise noted.

18

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Spreadlock Swap Contracts Outstanding at January 31, 2013

Counterparty	Strike		Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BOA	0.71	%*	$136,000	03/21/13	$–	$155	$155

*	This is a spreadlock swap between the 10-Year interest rate swap curve and the yield to maturity on a 30-Year FNMA. If the rate on the 30-Year FNMA minus the 10-Year CMS (constant maturity swap) rate is greater than 0.71%, the Fund will receive money from the counterparty based on this differential. If the rate on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.71%, the Fund will pay the counterparty.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	EURO
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Municipal Bond Abbreviations:
GO	General Obligation
Rev	Revenue

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offer Rate

19

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality
as of January 31, 2013
Credit Rating *	Percentage of Net Assets
Aaa / AAA	5.7%
Aa / AA	2.4
A	6.6
Baa / BBB	16.6
Ba / BB	9.7
B	3.2
Caa / CCC or Lower	6.2
Unrated	0.4
U.S. Government Agencies and Securities	63.9
Non-Debt Securities and Other Short-Term Instruments	3.8
Other Assets & Liabilities	(18.5)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$292,480	$–	$237,377	$55,103
Call Options Purchased	1,048	389	659	–
Corporate Bonds	599,709	–	595,806	3,903
Foreign Government Obligations	5,245	–	5,245	–
Municipal Bonds	20,557	–	20,557	–
Preferred Stocks	1,827	1,397	430	–
Senior Floating Rate Interests	36,621	–	36,621	–
U.S. Government Agencies	713,959	–	713,959	–
U.S. Government Securities	486,611	175,526	311,085	–
Short-Term Investments	68,457	–	68,457	–
Total	$2,226,514	$177,312	$1,990,196	$59,006
Credit Default Swaps *	4,472	–	4,472	–
Foreign Currency Contracts *	775	–	775	–
Futures *	2,166	2,166	–	–
Interest Rate Swaps *	1,015	–	1,015	–
Spreadlock Swaps *	155	–	155	–
Total	$8,583	$2,166	$6,417	$–
Liabilities:
Securities Sold Short	$160,839	$–	$160,839	$–
Total	$160,839	$–	$160,839	$–
Credit Default Swaps *	6,346	–	6,346	–
Foreign Currency Contracts *	698	–	698	–
Futures *	873	873	–	–
Interest Rate Swaps *	1,057	–	1,057	–
Total	$8,974	$873	$8,101	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

20

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$32,083	$961	$2,696	†	$943	$23,828	$(5,408)	$—	$—	$55,103
Corporate Bonds	3,861	—	42	‡	—	—	—	—	—	3,903
Options Purchased	2	(239)	237		—	—	—	—	—	—
U.S. Government Agencies	18,257	—	—		—	—	—	—	(18,257)	—
Total	$54,203	$722	$2,975		$943	$23,828	$(5,408)	$—	$(18,257)	$59,006

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $3,084.

‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $42.

21

The Hartford Unconstrained Bond Fund
Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.5%
	Finance and Insurance - 17.5%
	Argent Securities, Inc.
$723	0.35%, 06/25/2036 ‡Δ	$261
	Asset Backed Funding Certificates
189	0.42%, 01/25/2037 Δ	98
	Banc of America Commercial Mortgage Trust, Inc.
540	5.17%, 11/10/2042 Δ	587
	Banc of America Mortgage Securities
166	3.11%, 09/25/2035 Δ	156
	BB-UBS Trust
145	3.43%, 11/05/2036 ■‡	146
	BCAP LLC Trust
280	0.38%, 03/25/2037 ‡Δ	215
	Bear Stearns Adjustable Rate Mortgage Trust
75	2.37%, 02/25/2036 Δ	74
473	2.47%, 10/25/2035 ‡Δ	465
	Bear Stearns Alt-A Trust
359	0.70%, 01/25/2036 ‡Δ	223
	Bear Stearns Commercial Mortgage Securities, Inc.
50	4.93%, 02/13/2042 ‡	54
375	5.15%, 10/12/2042 ‡Δ	413
	CFCRE Commercial Mortgage Trust
220	5.56%, 12/15/2047 ■‡Δ	226
	Citigroup Commercial Mortgage Trust, Inc.
420	0.55%, 03/25/2037 ‡Δ	214
	Citigroup/Deutsche Bank Commercial Mortgage Trust
556	5.22%, 07/15/2044 ‡Δ	612
575	5.32%, 12/11/2049 ‡	653
205	5.40%, 12/11/2049 ‡	121
	Commercial Mortgage Pass-Through Certificates
140	2.77%, 12/10/2045 ‡	141
1,749	2.97%, 07/10/2046 ■►	142
725	4.33%, 12/10/2045 ■	528
395	4.58%, 10/15/2045 ■Δ	381
120	4.75%, 11/01/2045 ■	96
490	4.93%, 11/15/2045 ■‡	475
	CW Capital Cobalt Ltd.
260	5.22%, 08/15/2048	292
	Equity One ABS, Inc.
3	2.70%, 07/25/2034 Δ	–
21	5.46%, 12/25/2033	12
	First Horizon Alternative Mortgage Securities
560	2.55%, 04/25/2036 Δ	424
751	2.57%, 09/25/2035 ╦Δ	650
	First Horizon Mortgage Pass-through Trust
293	2.52%, 08/25/2037 Δ	241
	GE Commercial Mortgage Corp. Trust
355	5.30%, 03/10/2044 ‡Δ	395
	GMAC Mortgage Corp. Loan Trust
170	3.71%, 09/19/2035 Δ	166
39	3.91%, 04/19/2036 Δ	34
	Goldman Sachs Mortgage Securities Corp. II
85	3.38%, 05/10/2045	90
150	3.48%, 11/05/2034 ■	151
	Goldman Sachs Mortgage Securities Trust
255	2.77%, 11/10/2045 ‡	257
175	3.55%, 04/10/2034 ■‡	186
545	4.86%, 11/10/2045 ■Δ	529
380	5.00%, 05/10/2022 ■Δ	309
	GSAA Home Equity Trust
28	0.25%, 12/25/2046 Δ	17
1,033	0.28%, 02/25/2037 ‡Δ	510
147	0.29%, 12/25/2036 Δ	74
417	0.30%, 03/25/2037 Δ	211
304	0.36%, 07/25/2036 Δ	150
37	0.37%, 03/25/2047 Δ	18
224	0.52%, 05/25/2037 Δ	137
	GSAMP Trust
393	0.29%, 01/25/2037 ‡Δ	175
1,043	0.43%, 12/25/2046 ‡Δ	560
	GSR Mortgage Loan Trust
495	2.77%, 01/25/2036 Δ	421
517	2.91%, 04/25/2035 Δ	481
381	3.00%, 11/25/2035 Δ	350
139	3.01%, 10/25/2035 Δ	130
	Harborview Mortgage Loan Trust
385	0.42%, 05/19/2047 Δ	188
437	3.07%, 01/19/2035 ‡Δ	397
	Home Equity Loan Trust
236	2.88%, 11/25/2035 ‡Δ	212
	JP Morgan Chase Commercial Mortgage Securities Corp.
105	2.75%, 10/15/2045 ■	65
205	2.84%, 12/15/2047	207
100	3.91%, 05/05/2030 ■Δ	108
475	4.67%, 10/15/2045 ■Δ	458
300	5.20%, 12/15/2044 Δ	332
237	5.29%, 01/12/2043 ‡Δ	260
206	5.47%, 04/15/2043 ‡Δ	232
375	5.48%, 12/12/2044 ‡Δ	418
	JP Morgan Mortgage Acquisition Corp.
1,465	0.44%, 08/25/2036 ‡Δ	546
	JP Morgan Mortgage Trust
150	3.10%, 09/25/2035 Δ	145
464	5.25%, 05/25/2036 Δ	423
	LB-UBS Commercial Mortgage Trust
275	4.95%, 09/15/2030	298
145	5.20%, 11/15/2030 Δ	159
322	5.43%, 02/15/2040	365
	Long Beach Asset Holdings Corp.
45	0.00%, 04/25/2046 ■●	–
	Merrill Lynch Mortgage Investors Trust
123	2.94%, 07/25/2035 Δ	101
100	5.26%, 11/12/2037 Δ	110
	Morgan Stanley Capital I Trust
55	5.16%, 10/12/2052 Δ	61
400	5.69%, 04/15/2049 ‡Δ	460
	Morgan Stanley Mortgage Loan Trust
565	0.37%, 11/25/2036 Δ	247
	Nationstar Home Equity Loan Trust
22	0.00%, 03/25/2037 ■●†Δ	–

1

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.5% - (continued)
		Finance and Insurance - 17.5% - (continued)
		Renaissance Home Equity Loan Trust
	$141	6.16%, 05/25/2036	$2
		Residential Accredit Loans, Inc.
	384	2.95%, 11/25/2037 Δ	199
		Residential Asset Securitization Trust
	115	0.65%, 03/25/2035 Δ	88
		Residential Funding Mortgage Securities, Inc.
	385	6.00%, 07/25/2037	368
		Soundview Home Equity Loan Trust, Inc.
	1,085	0.44%, 07/25/2036 ‡Δ	564
	715	1.30%, 09/25/2037 ‡Δ	439
		Structured Adjustable Rate Mortgage Loan Trust
	799	2.65%, 02/25/2036 Δ	604
		Structured Asset Mortgage Investments Trust
	176	0.42%, 05/26/2046 Δ	95
		UBS-Barclays Commercial Mortgage Trust
	320	3.53%, 05/10/2063	342
	431	4.96%, 08/10/2049 ■	377
		Wachovia Bank Commercial Mortgage Trust
	80	5.08%, 03/15/2042	86
	385	5.31%, 07/15/2041 Δ	402
		Wells Fargo Commercial Mortgage Trust
	85	4.78%, 10/15/2045 ■	83
		Wells Fargo Mortgage Backed Securities Trust
	334	2.72%, 04/25/2036 Δ	316
		WF-RBS Commercial Mortgage Trust
	260	2.88%, 12/15/2045 ‡	264
	100	3.00%, 08/15/2045 ‡Δ	103
	625	3.07%, 03/15/2045 ☼	644
	4,889	3.09%, 11/15/2044 ■►	586
	570	4.46%, 12/15/2022 ■‡Δ	453
	375	4.80%, 11/15/2045 ■‡Δ	304
	90	4.87%, 02/15/2044 ■‡	105
	400	4.96%, 11/15/2045 ■‡	387
	145	5.00%, 06/15/2044 ■‡	122
			25,976

		Total asset & commercial mortgage backed securities
		(cost $24,345)	$25,976

CORPORATE BONDS - 10.6%
		Accommodation and Food Services - 0.1%
		Caesars Operating Escrow
	$60	9.00%, 02/15/2020 ■‡	$61
		Choice Hotels International, Inc.
	70	5.75%, 07/01/2022 ‡	78
		Wynn Las Vegas LLC
	70	7.75%, 08/15/2020	79
			218
		Administrative Waste Management and Remediation - 0.1%
		Casella Waste Systems, Inc.
	20	7.75%, 02/15/2019	19
		Clean Harbors, Inc.
	5	5.13%, 06/01/2021 ■	5
	36	5.25%, 08/01/2020	38
		Iron Mountain, Inc.
	20	5.75%, 08/15/2024	20
			82
		Agriculture, Forestry, Fishing and Hunting - 0.0%
		Ainsworth Lumber Ltd.
	10	7.50%, 12/15/2017 ■	11

		Apparel Manufacturing - 0.0%
		Hanesbrands, Inc.
	30	6.38%, 12/15/2020	32
		Phillips Van-Heusen Corp.
	30	7.38%, 05/15/2020	34
		PVH Corp.
	5	4.50%, 12/15/2022	5
			71
		Arts, Entertainment and Recreation - 0.7%
		AMC Entertainment, Inc.
	20	8.75%, 06/01/2019 ‡	22
	55	9.75%, 12/01/2020	64
		CCO Holdings LLC
	242	5.25%, 09/30/2022 ‡	240
	25	7.25%, 10/30/2017	27
	145	7.88%, 04/30/2018	155
		Fidelity National Information Services, Inc.
	100	5.00%, 03/15/2022 ╦	108
		Gray Television, Inc.
	40	7.50%, 10/01/2020 ■	42
		Great Canadian Gaming Co.
CAD	20	6.63%, 07/25/2022 ■	21
		Greektown Superholdings, Inc.
	100	13.00%, 07/01/2015	107
		Isle of Capri Casinos, Inc.
	36	8.88%, 06/15/2020	39
		Liberty Media Corp.
	50	8.50%, 07/15/2029	56
		NAI Entertainment Holdings LLC
	22	8.25%, 12/15/2017 ■‡	24
		Regal Entertainment Group
	12	5.75%, 02/01/2025	12
		Sirius XM Radio, Inc.
	20	5.25%, 08/15/2022 ■	20
		Starz Financial Corp.
	10	5.00%, 09/15/2019 ■	10
		Univision Communications, Inc.
	30	6.75%, 09/15/2022 ■	31
		Videotron Ltee
	76	5.00%, 07/15/2022 ‡	80
			1,058
		Beverage and Tobacco Product Manufacturing - 0.1%
		Constellation Brands, Inc.
	85	6.00%, 05/01/2022	96
	60	7.25%, 05/15/2017	69
			165

2

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 10.6% - (continued)
		Chemical Manufacturing - 0.1%
		Ashland, Inc.
	$5	4.75%, 08/15/2022 ■	$5
		Ferro Corp.
	25	7.88%, 08/15/2018 ╦	25
		Hexion Specialty Chemicals
	35	8.88%, 02/01/2018	35
		Hexion U.S. Finance Corp.
	25	6.63%, 04/15/2020	25
		Momentive Performance Materials, Inc.
	30	9.00%, 01/15/2021	23
		Nufarm Australia Ltd.
	30	6.38%, 10/15/2019 ■	32
			145
		Computer and Electronic Product Manufacturing - 0.2%
		CDW Escrow Corp.
	80	8.50%, 04/01/2019	89
		Esterline Technologies Corp.
	75	7.00%, 08/01/2020	83
		Freescale Semiconductor, Inc.
	15	8.05%, 02/01/2020	15
		Jabil Circuit, Inc.
	20	4.70%, 09/15/2022	21
		Seagate HDD Cayman
	95	6.88%, 05/01/2020	103
	55	7.00%, 11/01/2021	60
			371
		Construction - 0.2%
		K Hovnanian Enterprises, Inc.
	65	9.13%, 11/15/2020 ■	72
		KB Home
	22	1.38%, 02/01/2019 ۞	22
	36	7.50%, 09/15/2022	40
		Lennar Corp.
	80	4.75%, 12/15/2017	84
	15	4.75%, 11/15/2022 ■	15
		Pulte Homes, Inc.
	10	6.38%, 05/15/2033	10
		Ryland Group, Inc.
	25	5.38%, 10/01/2022	26
			269
		Fabricated Metal Product Manufacturing - 0.2%
		Anixter International, Inc.
	10	5.63%, 05/01/2019 ‡	11
		Ball Corp.
	25	5.00%, 03/15/2022 ‡	26
	75	6.75%, 09/15/2020 ‡	83
		Crown Americas, Inc.
	15	4.50%, 01/15/2023 ■	15
		Masco Corp.
	80	5.95%, 03/15/2022	88
		Ply Gem Industries, Inc.
	20	9.38%, 04/15/2017	22
			245
		Finance and Insurance - 2.0%
		Ally Financial, Inc.
	75	5.50%, 02/15/2017	81
		CIT Group, Inc.
	115	5.25%, 03/15/2018 ‡	123
	89	5.50%, 02/15/2019 ■‡	95
		CNH Capital LLC
	10	3.88%, 11/01/2015 ■	10
		Community Choice Financial, Inc.
	50	10.75%, 05/01/2019	47
		Credit Acceptance Corp.
	50	9.13%, 02/01/2017	55
		DuPont Fabros Technology L.P.
	40	8.50%, 12/15/2017	43
		Felcor Lodging L.P.
	15	5.63%, 03/01/2023 ■	15
		Fibria Overseas Finance Ltd.
	200	6.75%, 03/03/2021 ■╦	220
		Host Hotels & Resorts L.P.
	80	6.00%, 11/01/2020	88
		ING US, Inc.
	65	5.50%, 07/15/2022 ■	71
		Ladder Capital Finance Holdings LLC
	71	7.38%, 10/01/2017 ■	73
		Lloyds Banking Group plc
	100	7.88%, 11/01/2020 ■	110
		Mapfre S.A.
EUR	300	5.92%, 07/24/2037	346
		National Money Mart Co.
	20	10.38%, 12/15/2016	22
		Nationstar Mortgage LLC
	30	7.88%, 10/01/2020 ■	33
		Natixis
	1,050	0.55%, 01/15/2019 Δ	954
		Nuveen Investments, Inc.
	30	9.13%, 10/15/2017 ■	30
	40	9.50%, 10/15/2020 ■	41
		Provident Funding Associates L.P.
	73	10.25%, 04/15/2017 ■	82
		Royal Bank of Scotland plc
	160	6.13%, 12/15/2022	165
		SLM Corp.
	35	7.25%, 01/25/2022	39
	115	8.45%, 06/15/2018	137
		TitleMax, Inc.
	65	13.25%, 07/15/2015	72
			2,952
		Health Care and Social Assistance - 0.8%
		Alere, Inc.
	70	9.00%, 05/15/2016 ‡	74
		Biomet, Inc.
	40	6.50%, 08/01/2020 - 10/01/2020 ■	41
		BioScrip, Inc.
	45	10.25%, 10/01/2015	48
		Community Health Systems, Inc.
	122	5.13%, 08/15/2018 ‡	128
	45	7.13%, 07/15/2020	49
		Exelixis, Inc.
	4	4.25%, 08/15/2019 ۞	4
		Fresenius Medical Care U.S. Finance II, Inc.
	115	5.63%, 07/31/2019 ■	125

3

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 10.6% - (continued)
	Health Care and Social Assistance - 0.8% - (continued)
	HCA Holdings, Inc.
$25	6.25%, 02/15/2021	$26
	HCA, Inc.
25	4.75%, 05/01/2023	25
51	5.88%, 05/01/2023	53
75	6.50%, 02/15/2020	83
162	7.50%, 11/15/2095 ‡	145
125	8.50%, 04/15/2019	139
	Hologic, Inc.
12	2.00%, 03/01/2042 ۞	13
5	6.25%, 08/01/2020 ■	5
	Radiation Therapy Services, Inc.
60	8.88%, 01/15/2017	60
	Savient Pharmaceuticals, Inc.
60	4.75%, 02/01/2018 ۞	16
	Tenet Healthcare Corp.
10	4.50%, 04/01/2021 ■☼	10
30	4.75%, 06/01/2020 ■	30
110	8.88%, 07/01/2019	124
		1,198
	Information - 1.9%
	Brocade Communications Systems, Inc.
15	4.63%, 01/15/2023 ■	15
	Cricket Communications, Inc.
165	7.75%, 05/15/2016 ‡	174
	CSC Holdings, Inc.
140	7.63%, 07/15/2018 ‡	163
	DISH DBS Corp.
25	5.00%, 03/15/2023 ■	25
276	5.88%, 07/15/2022	293
70	6.75%, 06/01/2021	78
	Emdeon, Inc.
50	11.00%, 12/31/2019	58
	First Data Corp.
50	6.75%, 11/01/2020 ■	51
70	8.25%, 01/15/2021 ■	72
	Harron Communications L.P.
25	9.13%, 04/01/2020 ■	27
	Hughes Satellite Systems Corp.
65	6.50%, 06/15/2019	72
	Intelsat Bermuda Ltd.
100	11.50%, 02/04/2017 Þ	106
	Intelsat Jackson Holdings S.A.
75	8.50%, 11/01/2019	83
	InterActiveCorp
15	4.75%, 12/15/2022 ■	15
	Lawson Software, Inc.
20	9.38%, 04/01/2019	23
	Level 3 Communications, Inc.
20	8.88%, 06/01/2019 ■	22
	Level 3 Escrow, Inc.
10	8.13%, 07/01/2019	11
	Level 3 Financing, Inc.
30	7.00%, 06/01/2020 ■	32
38	10.00%, 02/01/2018	42
	MetroPCS Wireless, Inc.
90	7.88%, 09/01/2018	97
	NCR Corp.
75	4.63%, 02/15/2021 ■	75
5	5.00%, 07/15/2022 ■	5
	Netflix Inc.
20	5.38%, 02/01/2021 ■	20
	NII Capital Corp.
15	7.63%, 04/01/2021	12
10	8.88%, 12/15/2019	8
	Rogers Communications, Inc.
475	8.75%, 05/01/2032 ‡	700
	SBA Communications Corp.
35	5.63%, 10/01/2019 ■	37
	SBA Telecommunications, Inc.
10	5.75%, 07/15/2020 ■	10
	Softbrands, Inc.
28	11.50%, 07/15/2018	33
	Sprint Nextel Corp.
77	7.00%, 03/01/2020 ■‡	89
53	9.00%, 11/15/2018 ■‡	66
	Syniverse Holdings, Inc.
65	9.13%, 01/15/2019	71
	TW Telecom Holdings, Inc.
11	5.38%, 10/01/2022	12
	Windstream Corp.
10	6.38%, 08/01/2023 ■	10
175	7.75%, 10/15/2020	190
	Zayo Group LLC
10	8.13%, 01/01/2020	11
5	10.13%, 07/01/2020	6
		2,814
	Machinery Manufacturing - 0.2%
	Case New Holland, Inc.
195	7.88%, 12/01/2017 ‡	231
	Gibraltar Industries, Inc.
10	6.25%, 02/01/2021 ■	10
	Weekley Homes LLC
5	6.00%, 02/01/2023 ■☼	5
		246
	Mining - 0.3%
	Consol Energy, Inc.
15	8.00%, 04/01/2017	16
	FMG Resources Pty Ltd.
115	6.00%, 04/01/2017 ■	118
	Peabody Energy Corp.
65	6.25%, 11/15/2021 ‡	68
80	6.50%, 09/15/2020 ‡	84
125	7.38%, 11/01/2016 ‡	143
		429
	Miscellaneous Manufacturing - 0.4%
	BE Aerospace, Inc.
195	5.25%, 04/01/2022 ‡	205
	DigitalGlobe, Inc
35	5.25%, 02/01/2021 ■	35
	Reynolds Group Issuer, Inc.
200	7.13%, 04/15/2019 ‡Δ	213
	TransDigm Group, Inc.
70	7.75%, 12/15/2018	78
		531

4

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 10.6% - (continued)
	Motor Vehicle and Parts Manufacturing - 0.2%
	Meritor, Inc.
$45	10.63%, 03/15/2018	$48
	Tenneco, Inc.
60	6.88%, 12/15/2020	66
	TRW Automotive, Inc.
100	7.25%, 03/15/2017 ■	115
		229
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Silgan Holdings, Inc.
85	5.00%, 04/01/2020	88

	Other Services - 0.0%
	Service Corp. International
55	4.50%, 11/15/2020	56

	Paper Manufacturing - 0.1%
	Boise Cascade LLC
10	6.38%, 11/01/2020 ■	10
	Cascades, Inc.
25	7.88%, 01/15/2020	27
	Clearwater Paper Corp.
10	4.50%, 02/01/2023 ■	10
	P.H. Glatfelter Co.
40	5.38%, 10/15/2020	42
	Rock-Tenn Co.
5	3.50%, 03/01/2020 ■	5
35	4.00%, 03/01/2023 ■	35
		129
	Petroleum and Coal Products Manufacturing - 0.9%
	Antero Resources Finance Corp.
45	7.25%, 08/01/2019 ‡	49
	Basic Energy Services, Inc.
25	7.75%, 02/15/2019	25
	Chesapeake Energy Corp.
48	2.50%, 05/15/2037 ۞	47
85	6.88%, 08/15/2018	90
	Continental Resources, Inc.
30	5.00%, 09/15/2022	32
	Denbury Resources, Inc.
50	4.63%, 07/15/2023 ☼	49
	Endeavour International Corp.
43	12.00%, 03/01/2018 ■	46
	EPE Holding/EP Energy Bond
15	8.13%, 12/15/2017 ■	15
	Ferrellgas Partners L.P.
10	6.50%, 05/01/2021	10
	Harvest Operations Corp.
11	6.88%, 10/01/2017	12
	Hornbeck Offshore Services, Inc.
35	5.88%, 04/01/2020	37
	MEG Energy Corp.
41	6.38%, 01/30/2023 ■	43
	Newfield Exploration Co.
50	5.75%, 01/30/2022	55
75	6.88%, 02/01/2020	81
	Range Resources Corp.
80	6.75%, 08/01/2020	88
	Rosetta Resources, Inc.
40	9.50%, 04/15/2018	44
	Rowan Cos., Inc.
500	7.88%, 08/01/2019 ‡	627
	Shelf Drilling Holdings Ltd.
35	8.63%, 11/01/2018 ■	37
		1,387
	Pipeline Transportation - 0.4%
	El Paso Corp.
105	7.00%, 06/15/2017	120
125	7.80%, 08/01/2031	146
	Energy Transfer Equity L.P.
150	7.50%, 10/15/2020	173
	Kinder Morgan Finance Co.
75	6.00%, 01/15/2018 ■	83
	MarkWest Energy Partners L.P.
20	5.50%, 02/15/2023	21
70	6.25%, 06/15/2022	76
		619
	Plastics and Rubber Products Manufacturing - 0.0%
	Nortek, Inc.
15	8.50%, 04/15/2021 ■	17

	Printing and Related Support Activities - 0.1%
	Deluxe Corp.
20	6.00%, 11/15/2020 ■	20
45	7.00%, 03/15/2019	48
	Quebecor Media, Inc.
30	5.75%, 01/15/2023 ■	32
		100
	Professional, Scientific and Technical Services - 0.1%
	Lamar Media Corp.
55	5.88%, 02/01/2022	61
	Lender Processing Services, Inc.
20	5.75%, 04/15/2023	21
	SunGard Data Systems, Inc.
65	7.38%, 11/15/2018	69
20	7.63%, 11/15/2020	22
		173
	Real Estate, Rental and Leasing - 0.5%
	Air Lease Corp.
35	4.50%, 01/15/2016	35
105	5.63%, 04/01/2017	111
	HDTFS, Inc.
20	5.88%, 10/15/2020 ■	21
11	6.25%, 10/15/2022 ■	12
	International Lease Finance Corp.
75	5.65%, 06/01/2014	78
250	5.88%, 04/01/2019 ‡	270
20	6.25%, 05/15/2019	22
75	6.75%, 09/01/2016 ■	85
	Realogy Corp.
34	7.63%, 01/15/2020 ■	39
	United Rentals North America, Inc.
80	5.75%, 07/15/2018	86
		759

5

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 10.6% - (continued)
		Retail Trade - 0.5%
		99 Cents Only Stores
	$50	11.00%, 12/15/2019	$57
		AmeriGas Finance LLC
	65	7.00%, 05/20/2022 ‡	71
		Building Materials Corp.
	60	6.75%, 05/01/2021 ■	66
	15	7.50%, 03/15/2020 ■	17
		GRD Holding III Corp.
	40	10.75%, 06/01/2019 ■	42
		JC Penney Corp., Inc.
	10	5.65%, 06/01/2020	8
	5	7.13%, 11/15/2023	4
	30	7.40%, 04/01/2037	25
		Ltd. Brands, Inc.
	110	5.63%, 02/15/2022	118
	5	6.95%, 03/01/2033	5
	40	7.00%, 05/01/2020	46
		Michaels Stores, Inc.
	60	7.75%, 11/01/2018	66
		PC Merger Sub, Inc.
	45	8.88%, 08/01/2020 ■	49
		Sally Holdings LLC
	75	5.75%, 06/01/2022	79
		Sotheby's
	35	5.25%, 10/01/2022 ■	36
			689
		Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
		YCC Holdings LLC
	23	10.25%, 02/15/2016 Þ	24

		Transportation Equipment Manufacturing - 0.1%
		Huntington Ingalls Industries, Inc.
	25	6.88%, 03/15/2018	27
	60	7.13%, 03/15/2021	66
			93
		Utilities - 0.3%
		AES El Salvador Trust
	200	6.75%, 02/01/2016 §	204
		Calpine Corp.
	158	7.50%, 02/15/2021 ■‡	171
		Dolphin Subsidiary II, Inc.
	50	7.25%, 10/15/2021	54
		IPALCO Enterprises, Inc.
	40	7.25%, 04/01/2016 ■	45
		Texas Competitive Electric Co.
	45	11.50%, 10/01/2020 ■	36
			510
		Water Transportation - 0.0%
		ACL I Corp.
	50	10.63%, 02/15/2016 Þ	48
		Royal Caribbean Cruises Ltd.
	10	5.25%, 11/15/2022	11
			59
		Total corporate bonds
		(cost $15,138)	$15,737

FOREIGN GOVERNMENT OBLIGATIONS - 3.5%
		Argentina - 0.0%
		Argentina (Republic of)
	103	8.28%, 12/31/2033	62

		Brazil - 0.2%
		Brazil (Republic of)
	100	5.63%, 01/07/2041 ‡	121
	100	5.88%, 01/15/2019 ‡	122
	40	8.25%, 01/20/2034 ‡	63
	50	11.00%, 08/17/2040	62
			368
		Colombia - 0.1%
		Colombia (Republic of)
	100	7.38%, 09/18/2037 ‡	145
COP	9,000	9.85%, 06/28/2027	8
	15	11.75%, 02/25/2020	24
COP	15,000	12.00%, 10/22/2015	10
			187
		Hungary - 0.1%
		Hungary (Republic of)
	45	6.25%, 01/29/2020	49
HUF	21,550	6.75%, 08/22/2014 - 02/24/2017	103
HUF	6,030	7.50%, 11/12/2020	31
	24	7.63%, 03/29/2041	28
			211
		Indonesia - 0.2%
		Indonesia (Republic of)
	100	6.88%, 01/17/2018 §	120
	100	7.75%, 01/17/2038 §	144
			264
		Malaysia - 0.2%
		Malaysia (Government of)
MYR	55	3.74%, 02/27/2015	18
MYR	335	4.26%, 09/15/2016	112
MYR	155	4.39%, 04/15/2026	54
MYR	125	5.09%, 04/30/2014	41
MYR	155	5.73%, 07/30/2019	56
			281
		Mexico - 0.7%
		Mexican Bonos De Desarrollo
MXN	2,854	6.50%, 06/10/2021	247
MXN	630	7.75%, 05/29/2031 Δ	60
MXN	673	8.50%, 11/18/2038	69
MXN	8	10.00%, 12/05/2024	1
		United Mexican States
	190	3.63%, 03/15/2022	204
	176	4.75%, 03/08/2044	185
MXN	204	7.75%, 12/14/2017	18
MXN	2,290	9.50%, 12/18/2014	196
			980
		Panama - 0.1%
		Panama (Republic of)
	25	7.25%, 03/15/2015	28
	45	8.88%, 09/30/2027	70
			98
		Peru - 0.1%
		Peru (Republic of)
	60	8.75%, 11/21/2033	100
	25	9.88%, 02/06/2015	29

6

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 3.5% - (continued)
		Peru - 0.1% - (continued)
		Peru Bono Soberano
PEN	15	6.90%, 08/12/2037	$7
PEN	25	6.95%, 08/12/2031	12
PEN	65	7.84%, 08/12/2020	32
			180
		Philippines - 0.2%
		Philippines (Republic of)
	165	10.63%, 03/16/2025	280

		Poland - 0.3%
		Poland (Republic of)
PLN	425	5.25%, 10/25/2020	152
PLN	510	5.50%, 04/25/2015 - 10/25/2019	176
PLN	400	5.75%, 04/25/2014	133
			461
		Russia - 0.3%
		Russian Federation
	100	3.63%, 04/29/2015 §	105
	100	5.00%, 04/29/2020 §	114
	81	7.50%, 03/31/2030 §	102
	35	12.75%, 06/24/2028 §	69
			390
		South Africa - 0.3%
		South Africa (Republic of)
ZAR	325	6.25%, 03/31/2036	29
ZAR	1,760	6.75%, 03/31/2021	200
	100	6.88%, 05/27/2019 ‡	123
ZAR	900	8.25%, 09/15/2017	110
			462
		Turkey - 0.5%
		Turkey (Republic of)
	200	5.13%, 03/25/2022	226
	60	7.25%, 03/15/2015	67
	100	7.50%, 07/14/2017	121
TRY	100	10.50%, 01/15/2020	69
TRY	300	11.00%, 08/06/2014	183
			666
		Venezuela - 0.2%
		Venezuela (Republic of)
	125	7.00%, 12/01/2018 §	120
	90	11.95%, 08/05/2031 §	103
	85	12.75%, 08/23/2022 §	102
			325
		Total foreign government obligations
		(cost $5,004)	$5,215

MUNICIPAL BONDS - 0.4%
		Transportation - 0.4%
		Alameda, CA, Corridor Transportation Auth
	$1,705	9.20%, 10/01/2028 ○‡	$558

		Total municipal bonds
		(cost $443)	$558

SENIOR FLOATING RATE INTERESTS ♦ - 17.6%
		Accommodation and Food Services - 0.3%
		Caesars Entertainment Operating Co., Inc.
	500	4.45%, 01/28/2018	454

		Administrative Waste Management and Remediation - 0.5%
		Acosta, Inc.
	111	5.00%, 03/02/2018	112
		Audio Visual Services Group, Inc.
	249	6.75%, 11/09/2018	246
		Brickman Group Holdings, Inc.
	325	5.50%, 10/14/2016	328
			686
		Agriculture, Construction, Mining and Machinery - 0.1%
		Pro Mach, Inc.
	100	5.00%, 07/06/2017	100
		Veyance Technologies, Inc.
	100	10.71%, 07/31/2015	99
			199
		Air Transportation - 0.4%
		AWAS Finance Luxembourg S.aár.l.
	128	4.75%, 07/16/2018	129
		Delta Air Lines, Inc.
	140	5.25%, 10/18/2018	142
		Delta Air Lines, Inc., Term Loan
	323	5.50%, 04/20/2017	325
			596
		Apparel Manufacturing - 0.2%
		J. Crew Group, Inc.
	247	4.50%, 03/07/2018	249

		Arts, Entertainment and Recreation - 1.2%
		Affinity Gaming LLC
	233	5.50%, 11/09/2017	236
		Golden Nugget, Inc.
	64	3.21%, 06/22/2014 Þ	61
		Golden Nugget, Inc., Delayed Draw
	36	3.21%, 06/22/2014 Þ	34
		Greektown Casino LLC
	175	5.51%, 11/26/2018 ☼	176
		Kabel Deutschland GmbH
	250	4.25%, 02/01/2019	250
		MGM Resorts International
	165	4.25%, 12/20/2019	167
		ROC Finance LLC
	110	7.67%, 08/19/2017	113
		Rock Ohio Caesars LLC
	40	7.67%, 08/19/2017 ☼Б	42
		Town Sports International LLC
	235	7.00%, 04/27/2018	236
		Tribune Co.
	225	4.00%, 12/31/2019	227
		Univision Communications, Inc.
	200	4.51%, 03/31/2017	200
			1,742
		Chemical Manufacturing - 0.4%
		Ineos US Finance LLC
	218	6.50%, 05/04/2018	223

7

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 17.6% - (continued)
	Chemical Manufacturing - 0.4% - (continued)
	Pinnacle Operating Corp.
$175	6.75%, 11/15/2018	$173
	PQ Corp.
205	5.25%, 05/08/2017	207
		603
	Computer and Electronic Product Manufacturing - 0.6%
	Ceridian Corp.
249	5.96%, 05/09/2017	252
	Freescale Semiconductor, Inc.
500	4.46%, 12/01/2016	500
	NXP Semiconductors N.V.
190	4.75%, 01/10/2020	192
		944
	Construction - 0.1%
	Aluma Systems, Inc.
30	6.25%, 10/23/2018	30
	Brand Energy & Infrastructure Services, Inc.
124	6.25%, 10/23/2018	125
		155
	Electrical Equipment, Appliance Manufacturing - 0.3%
	WESCO Distribution, Inc.
400	4.50%, 12/12/2019	404

	Finance and Insurance - 1.8%
	Asurion Corp., 2nd Lien Term Loan
111	9.00%, 05/24/2019	115
	Asurion Corp., Term Loan
250	5.50%, 05/24/2018	252
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
112	8.75%, 12/18/2017	106
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
268	8.75%, 12/18/2017	254
	Chrysler Group LLC
129	6.00%, 05/24/2017	131
	Evertec LLC
215	5.50%, 09/30/2016	217
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
844	4.20%, 11/29/2013	828
	Nuveen Investments, Inc., Extended First Lien Term Loan
500	5.80%, 05/13/2017	504
	Walter Investment Management
237	5.75%, 11/28/2017	241
		2,648
	Food Services - 0.3%
	Dunkin' Brands, Inc.
249	4.00%, 11/23/2017	249
	OSI Restaurant Partners LLC
250	4.28%, 10/28/2019	253
		502
	Furniture and Related Product Manufacturing - 0.2%
	Tempur-Pedic International, Inc.
185	4.51%, 12/12/2019 ☼	187
	Wilsonart International Holding LLC
140	4.78%, 10/31/2019	142
		329
	Health Care and Social Assistance - 1.4%
	Alkermes, Inc.
100	4.50%, 09/25/2019	101
	Bausch & Lomb, Inc.
229	5.25%, 05/17/2019	231
	Catalent Pharma Solutions, Inc.
124	5.25%, 09/15/2017	125
	DaVita, Inc.
150	4.00%, 11/01/2019	152
	HCA, Inc., Tranche B-3 Term Loan
500	3.45%, 05/01/2018	503
	Jazz Pharmaceuticals, Inc.
98	5.25%, 06/12/2018	98
	Kinetic Concepts, Inc.
100	5.50%, 05/04/2018	102
	Sheridan Holdings, Inc.
124	6.00%, 06/29/2018	126
	Truven Health Analytics, Inc.
100	5.75%, 06/06/2019	100
	US Renal Care, Inc.
199	6.25%, 07/03/2019	202
135	10.25%, 01/03/2020	137
	Warner Chilcott Corp., Term Loan B-1
66	4.25%, 03/15/2018	67
	Warner Chilcott Corp., Term Loan B-2
20	4.25%, 03/15/2018	21
	Warner Chilcott Corp., Term Loan B-3
45	4.25%, 03/15/2018	46
	Warner Chilcott plc
25	4.25%, 03/15/2018	25
		2,036
	Information - 3.3%
	CDW LLC
243	4.00%, 07/15/2017	244
	Crown Castle Operating Co.
99	4.00%, 01/31/2019	100
	Epicor Software Corp.
248	5.00%, 05/16/2018	250
	First Data Corp., Extended 1st Lien Term Loan
500	4.20%, 03/23/2018	495
	Intelsat Jackson Holdings S.A.
199	4.50%, 04/02/2018	201
	Kronos, Inc.
455	5.50%, 10/30/2019	459
130	9.75%, 04/30/2020	132
	Lawson Software, Inc.
224	5.25%, 04/05/2018	227
	Level 3 Financing, Inc.
320	5.25%, 08/01/2019	324
	MetroPCS Wireless, Inc., Term Loan B3
223	4.00%, 03/17/2018	224
	MISYS plc
294	7.25%, 12/12/2018	298

8

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 17.6% - (continued)
	Information - 3.3% - (continued)
	MModal, Inc.
$175	6.75%, 08/16/2019	$168
	Novell, Inc.
303	7.25%, 11/22/2017	307
	Sorenson Communications, Inc.
476	6.00%, 08/16/2013	471
	Warner Music Group Corp.
100	4.78%, 11/01/2018	102
	Web.com Group, Inc.
240	5.50%, 10/27/2017	243
	West Corp.
289	5.75%, 06/30/2018	292
	Zayo Group LLC
393	7.13%, 07/02/2019	398
		4,935
	Mining - 0.6%
	American Rock Salt Co. LLC
248	5.50%, 04/25/2017	245
	Arch Coal, Inc.
383	5.75%, 05/16/2018	393
	Fortescue Metals Group Ltd.
304	5.25%, 10/18/2017	308
		946
	Miscellaneous Manufacturing - 0.3%
	Reynolds Group Holdings, Inc.
329	4.75%, 09/28/2018	334
	Sequa Automotive Group
100	6.25%, 11/15/2018	100
		434
	Motor Vehicle and Parts Manufacturing - 0.5%
	Allison Transmission, Inc.
58	2.71%, 08/07/2014	58
124	4.25%, 08/23/2019	126
	Federal Mogul Corp., Tranche B Term Loan
83	2.14%, 12/29/2014	78
	Federal Mogul Corp., Tranche C Term Loan
42	2.14%, 12/28/2015	40
	Navistar, Inc.
116	7.00%, 08/17/2017	117
	SRAM LLC
231	4.78%, 06/07/2018	233
100	8.50%, 12/07/2018	102
		754
	Other Services - 0.1%
	Alliance Laundry Systems LLC
110	5.50%, 12/10/2018	111

	Petroleum and Coal Products Manufacturing - 0.2%
	Dynegy Power LLC
246	9.25%, 08/05/2016	256
	Samson Investment Co.
100	6.00%, 09/25/2018	101
		357
	Pipeline Transportation - 0.5%
	EP Energy LLC
380	4.50%, 04/30/2019	384
	NGPL Pipeco LLC
310	6.75%, 09/15/2017	317
		701
	Plastics and Rubber Products Manufacturing - 0.5%
	Consolidated Container Co.
284	5.00%, 07/03/2019	287
	Goodyear (The) Tire & Rubber Co.
250	4.75%, 04/30/2019	253
	Tricorbraun, Inc.
189	5.51%, 05/03/2018	191
		731
	Primary Metal Manufacturing - 0.3%
	Novelis, Inc.
248	4.00%, 03/10/2017	250
	WireCo WorldGroup, Inc.
145	5.90%, 02/15/2017	147
		397
	Professional, Scientific and Technical Services - 0.5%
	AlixPartners, LLP
199	6.50%, 06/28/2019	201
105	10.75%, 12/27/2019	107
	Getty Images, Inc.
130	4.75%, 10/18/2019	131
	Paradigm Ltd., Term Loan B1
224	6.50%, 07/30/2019	225
	Paradigm Ltd., Term Loan B2
106	10.50%, 07/30/2020	107
		771
	Real Estate, Rental and Leasing - 0.3%
	Fly Leasing Ltd.
262	5.75%, 08/08/2018	265
	Realogy Corp., Extended 1st Lien Term Loan B
139	4.56%, 10/10/2016	140
	Realogy Corp., Extended Credit Linked Deposit
9	3.26%, 10/10/2016	9
		414
	Retail Trade - 1.9%
	August LUXUK Holding Co.
56	6.25%, 04/27/2018	57
57	10.50%, 04/26/2019	57
	August U.S. Holding Co., Inc.
43	6.25%, 04/27/2018	44
44	10.50%, 04/26/2019	44
	BJ's Wholesale Club, Inc.
120	5.75%, 09/26/2019	121
	EB Sports Corp.
1,439	11.50%, 12/31/2015 Þ	1,435
	FleetPride, Inc.
160	5.25%, 11/19/2019	162
	Michaels Stores, Inc.
115	3.75%, 01/28/2020	116
	Neiman (The) Marcus Group, Inc.
200	4.75%, 05/16/2018	200
	Party City Holdings, Inc.
195	5.89%, 07/27/2019	197

9

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 17.6% - (continued)
	Retail Trade - 1.9% - (continued)
	Rite Aid Corp.
$198	4.50%, 03/03/2018	$198
198	7.07%, 06/01/2014	198
		2,829
	Truck Transportation - 0.3%
	Nexeo Solutions LLC
209	5.00%, 09/09/2017	209
	Swift Transportation Co. LLC
198	5.00%, 12/21/2017	200
		409
	Utilities - 0.5%
	Calpine Corp.
106	4.50%, 10/09/2019	107
	Energy Transfer Equity L.P.
250	3.75%, 03/24/2017	252
	LSP Madison Funding LLC
171	5.83%, 06/28/2019	173
	Texas Competitive Electric Holdings Co. LLC
200	4.73%, 10/10/2017	132
		664
	Wholesale Trade - 0.0%
	Harbor Freight Tools USA, Inc.
1	5.50%, 11/14/2017	1

	Total senior floating rate interests
	(cost $25,525)	$26,001

U.S. GOVERNMENT AGENCIES - 49.5%
	FHLMC - 19.3%
$4,700	3.50%, 02/15/2041 ☼	$4,939
6,300	4.00%, 02/15/2040 ☼	6,679
2,400	4.50%, 02/15/2040 ☼	2,553
1,567	4.85%, 05/15/2037 ►	280
3,900	5.00%, 02/15/2040 ☼	4,195
7,535	5.50%, 10/01/2036 - 01/01/2039 ╦	8,182
528	5.94%, 01/15/2039 ►Δ	86
1,600	6.00%, 02/01/2040 ☼	1,744
		28,658
	FNMA - 8.2%
599	2.14%, 11/01/2022 ╦	593
205	2.20%, 12/01/2022 ╦	203
120	2.28%, 11/01/2022 ‡	120
105	2.34%, 11/01/2022	105
580	2.40%, 10/01/2022 - 11/01/2022	585
80	2.42%, 11/01/2022	81
85	2.47%, 11/01/2022 ╦	86
1,500	2.50%, 02/12/2028 ☼	1,553
2,900	3.50%, 02/15/2026 ☼	3,066
1,021	3.73%, 07/25/2040 ►	198
668	4.00%, 01/01/2042	711
3,500	5.00%, 02/15/2040 ☼	3,778
550	5.24%, 06/25/2042 ►	96
895	6.00%, 09/01/2039 - 02/15/2040 ‡☼	977
		12,152
	GNMA - 22.0%
3,000	3.00%, 02/15/2043 ☼	3,130
12,050	3.50%, 02/15/2041 ☼	12,952
4,459	4.00%, 02/15/2040 - 01/15/2041 ‡☼	4,862
4,900	4.50%, 02/15/2040 ☼	5,337
2,100	5.50%, 02/15/2040 ☼	2,296
3,160	6.00%, 08/15/2036 - 12/15/2040 ‡☼	3,553
333	6.50%, 11/15/2038 ‡	379
		32,509
	Total U.S. government agencies
	(cost $73,558)	$73,319

U.S. GOVERNMENT SECURITIES - 31.0%
U.S. Treasury Securities - 31.0%
	U.S. Treasury Bonds - 4.4%
$1,925	3.13%, 11/15/2041 - 02/15/2042 ‡	$1,924
125	3.50%, 02/15/2039 ‡	135
50	4.38%, 05/15/2040 ‡	62
3,085	5.38%, 02/15/2031 ‡	4,256
75	6.25%, 08/15/2023 ‡	105
		6,482
	U.S. Treasury Notes - 26.6%
2,000	0.13%, 04/15/2016 - 07/15/2022 ◄‡	2,193
400	0.38%, 03/15/2015 ‡	401
200	0.50%, 04/15/2015 ◄‡	224
300	0.63%, 07/15/2021 ◄‡	347
200	0.75%, 10/31/2017 ‡	199
275	1.00%, 03/31/2017 ‡	279
300	1.13%, 01/15/2021 ◄‡	370
250	1.25%, 07/15/2020 ◄‡	313
300	1.38%, 07/15/2018 - 01/15/2020 ◄‡	377
525	1.63%, 01/15/2015 - 01/15/2018 ◄‡	675
375	1.88%, 07/15/2015 - 07/15/2019 ◄‡	489
675	2.00%, 01/15/2014 - 01/15/2016 ◄‡	872
6,205	2.00%, 11/15/2021 - 02/15/2022 ‡	6,316
125	2.13%, 01/15/2019 ◄‡	163
200	2.38%, 02/28/2015 ‡	208
225	2.38%, 01/15/2017 ◄‡	300
150	2.50%, 07/15/2016 ◄‡	198
11,400	2.50%, 03/31/2015 - 04/30/2015 ‡	11,959
350	2.75%, 05/31/2017 ‡	380
11,130	3.25%, 03/31/2017 □	12,306
175	3.50%, 02/15/2018 ‡	198
175	4.13%, 05/15/2015 ‡	190
275	4.25%, 11/15/2013 - 11/15/2017 ‡	306
175	4.75%, 08/15/2017 ‡	206
		39,469
		45,951
	Total U.S. government securities
	(cost $45,730)	$45,951

Contracts ╬		Market Value ╪
CALL OPTIONS PURCHASED - 0.1%
Foreign Exchange Contracts - 0.1%

	USD Call/CAD Put
4,500	Expiration: 06/18/2013	$98

10

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Contracts ╬			Market Value ╪
CALL OPTIONS PURCHASED - 0.1% - (continued)
Foreign Exchange Contracts - 0.1% - (continued)
	USD Call/KRW Put
5,058	Expiration: 02/26/2013		$44
			142
	Total call options purchased
	(cost $120)		$142

PUT OPTIONS PURCHASED - 0.1%
Interest Rate Contracts - 0.1%
	Interest Rate Swaption
17,600	Expiration: 12/03/2013, Exercise Rate: 1.45%		$185

	Total put options purchased
	(cost $95)		$185

Shares or Principal Amount ╬			Market Value ╪
PREFERRED STOCKS - 0.1%
	Diversified Financials - 0.1%
3	Citigroup Capital XIII		$82
2	GMAC Capital Trust I ۞		57
			139
	Total preferred stocks
	(cost $136)		$139

	Total long-term investments
	(cost $190,094)		$193,223

SHORT-TERM INVESTMENTS - 7.8%
Repurchase Agreements - 7.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,664, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $1,698)
$1,664	0.16%, 01/31/2013		$1,664
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $1,239, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
	GNMA 3.50%, 2042, value of $1,263)
1,239	0.16%, 01/31/2013		1,239
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $744, collateralized by U.S. Treasury Note 0.25%, 2015, value of $759)
744	0.13%, 01/31/2013		744
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,660, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $1,694)
1,660	0.13%, 01/31/2013		1,660
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,136, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $1,159)
1,136	0.17%, 01/31/2013		1,136
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,777, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $2,833)
2,777	0.13%, 01/31/2013		2,777
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $1,954, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $1,993)
1,954	0.15%, 01/31/2013		1,954
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $32, collateralized by U.S. Treasury Note 0.63%, 2017, value of $32)
32	0.12%, 01/31/2013		32
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $282, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $288)
282	0.15%, 01/31/2013		282
			11,488
	Total short-term investments
	(cost $11,488)		$11,488

	Total investments
	(cost $201,582) ▲	138.2%	$204,711
	Other assets and liabilities	(38.2)%	(56,615)
	Total net assets	100.0%	$148,096

11

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $202,150 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,897
Unrealized Depreciation	(1,336)
Net Unrealized Appreciation	$2,561

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2013, the aggregate value and percentage of net assets of these securities rounds to zero.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2013.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $9,398, which represents 6.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $1,183, which represents 0.8% of total net assets.

۞	Convertible security.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $56,424 at January 31, 2013.

Þ	This security may pay interest in additional principal instead of cash.

Б	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2013, the aggregate value of the unfunded commitment was $4,020, which represents 2.7% of total net assets.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $2,270 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $1,382, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

12

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at January 31, 2013 as listed in the table below:

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	25	03/15/2013	$3,163	$3,171	$8
U.S. Treasury 5-Year Note Future	83	03/28/2013	$10,320	$10,270	$(50)
U.S. Treasury CME Ultra Long Term Bond Future	62	03/19/2013	$9,991	$9,705	$(286)
					$(328)
Short position contracts:
U.S. Treasury 10-Year Note Future	60	03/19/2013	$7,897	$7,877	$20
U.S. Treasury 2-Year Note Future	5	03/28/2013	$1,102	$1,102	$–
U.S. Treasury 30-Year Bond Future	65	03/19/2013	$9,624	$9,325	$299
					$319
					$(9)

* The number of contracts does not omit 000's.

Securities Sold Short Outstanding at January 31, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FNMA, 3.00%	$1,200	02/15/2043	$1,239	$14
FNMA, 4.00%	3,300	02/15/2040	3,507	20
FNMA, 5.50%	6,900	02/15/2040	7,487	6
GNMA, 3.50%	900	02/15/2042	965	7
			$13,198	$47

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BRL	Buy	02/04/2013	GSC	$403	$402	$(1)
BRL	Buy	02/04/2013	RBC	771	803	32
BRL	Sell	02/04/2013	GSC	390	402	(12)
BRL	Sell	02/04/2013	RBC	389	402	(13)
BRL	Sell	02/04/2013	RBC	403	402	1
CAD	Sell	02/20/2013	BCLY	20	20	–
EUR	Buy	02/04/2013	UBS	11	11	–
EUR	Sell	03/20/2013	CSFB	370	375	(5)
MXN	Buy	02/28/2013	BOA	299	301	2
MXN	Buy	02/28/2013	RBC	300	301	1
MXN	Sell	02/28/2013	HSBC	604	602	2
NGN	Buy	11/25/2013	CBK	1,391	1,409	18
NOK	Buy	02/28/2013	BOA	501	514	13
NOK	Buy	02/28/2013	JPM	1,352	1,377	25
NOK	Buy	02/28/2013	UBS	504	514	10
NOK	Sell	02/28/2013	GSC	504	514	(10)
PEN	Buy	05/09/2013	BOA	1,001	1,026	25
PEN	Buy	05/09/2013	CBK	995	1,026	31
PEN	Sell	05/09/2013	CBK	2,005	2,052	(47)
SEK	Buy	02/28/2013	GSC	499	513	14
SEK	Sell	02/28/2013	BOA	498	513	(15)
SEK	Sell	02/28/2013	JPM	1,353	1,383	(30)
SEK	Sell	02/28/2013	UBS	503	514	(11)
						$30

13

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AAA.06	BCLY		$239	(0.18)%	07/25/45	$23	$8	$(15)
ABX.HE.AAA.06	BOA		417	(0.18)%	07/25/45	22	13	(9)
ABX.HE.AAA.06	GSC		931	(0.18)%	07/25/45	83	30	(53)
ABX.HE.AAA.06	MSC		441	(0.18)%	07/25/45	44	14	(30)
ABX.HE.PENAAA.06	BCLY		84	(0.11)%	05/25/46	24	15	(9)
ABX.HE.PENAAA.06	GSC		270	(0.11)%	05/25/46	67	48	(19)
ABX.HE.PENAAA.06	JPM		283	(0.11)%	05/25/46	74	51	(23)
ABX.HE.PENAAA.06	MSC		292	(0.11)%	05/25/46	63	52	(11)
ABX.HE.PENAAA.07	BCLY		582	(0.09)%	08/25/37	243	205	(38)
CDX.NA.HY.19	BCLY		4,285	(5.00)%	12/20/17	30	(101)	(131)
CDX.NA.HY.19	BOA		6,220	(5.00)%	12/20/17	(38)	(147)	(109)
CDX.NA.HY.19	CSI		4,575	(5.00)%	12/20/17	21	(108)	(129)
CDX.NA.HY.19	JPM		10,660	(5.00)%	12/20/17	(177)	(251)	(74)
CDX.NA.IG.19	BOA		6,470	(1.00)%	12/20/22	162	162	–
CDX.NA.IG.19	GSC		345	(1.00)%	12/20/22	9	9	–
CMBX.NA.A.1	DEUT		290	(0.35)%	10/12/52	135	118	(17)
CMBX.NA.A.1	GSC		135	(0.35)%	10/12/52	61	55	(6)
CMBX.NA.AA.1	CSI		180	(0.25)%	10/12/52	38	38	–
CMBX.NA.AA.1	DEUT		360	(0.25)%	10/12/52	76	76	–
CMBX.NA.AA.1	MSC		355	(0.25)%	10/12/52	118	75	(43)
CMBX.NA.AA.1	UBS		835	(0.25)%	10/12/52	180	180	–
CMBX.NA.AA.2	BOA		425	(0.15)%	03/15/49	161	161	–
CMBX.NA.AJ.4	DEUT		55	(0.96)%	02/17/51	22	17	(5)
CMBX.NA.AJ.4	MSC		400	(0.96)%	02/17/51	157	122	(35)
CMBX.NA.AM.2	DEUT		425	(0.50)%	03/15/49	24	24	–
CMBX.NA.AM.4	BCLY		125	(0.50)%	02/17/51	22	14	(8)
CMBX.NA.AM.4	GSC		500	(0.50)%	02/17/51	79	56	(23)
CMBX.NA.AM.4	JPM		180	(0.50)%	02/17/51	41	20	(21)
CMBX.NA.AM.4	UBS		425	(0.50)%	02/17/51	75	48	(27)
ITRX.EUR.18	BOA	EUR	6,040	(1.00)%	12/20/22	303	357	54
Total						$2,142	$1,361	$(781)
Sell protection:
ABX.HE.AAA.06	CSI		$121	0.11%	05/25/46	$(39)	$(39)	$–
ABX.HE.AAA.06	JPM		121	0.11%	05/25/46	(40)	(40)	–
ABX.HE.PENAAA.07	JPM		108	0.76%	01/25/38	(68)	(47)	21
CDX.NA.IG.19	BCLY		6,350	1.00%	12/20/17	37	33	(4)
CDX.NA.IG.19	CSI		9,075	1.00%	12/20/17	57	47	(10)
CDX.NA.IG.19	GSC		735	1.00%	12/20/17	3	3	–
CDX.NA.IG.19	GSC		13,055	1.00%	12/20/17	7	67	60
CDX.NA.IG.19	MSC		3,535	1.00%	12/20/17	22	18	(4)
CMBX.NA.AA.4	MSC		595	1.65%	02/17/51	(398)	(366)	32
CMBX.NA.AAA.2	DEUT		485	0.07%	03/15/49	(28)	(14)	14
CMBX.NA.AAA.2	UBS		515	0.07%	03/15/49	(27)	(14)	13
CMBX.NA.AAA.3	CSI		230	0.08%	12/13/49	(16)	(9)	7
CMBX.NA.AAA.3	DEUT		905	0.08%	12/13/49	(63)	(34)	29
CMBX.NA.AAA.3	JPM		1,825	0.08%	12/13/49	(136)	(69)	67
CMBX.NA.AAA.3	MSC		355	0.08%	12/13/49	(33)	(13)	20
CMBX.NA.AAA.3	UBS		410	0.08%	12/13/49	(33)	(15)	18
CMBX.NA.AAA.5	MSC		340	0.35%	02/15/51	(31)	(12)	19
CMBX.NA.AAA.6	UBS		595	0.50%	05/11/63	(14)	(11)	3
CMBX.NA.AJ.2	MSC		705	1.09%	03/15/49	(188)	(112)	76
CMBX.NA.AJ.3	CSI		335	1.47%	12/13/49	(105)	(98)	7
CMBX.NA.AJ.3	MSC		360	1.47%	12/13/49	(139)	(106)	33
CMBX.NA.BB.6	CSI		40	5.00%	05/11/63	1	–	(1)

14

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
CMBX.NA.BB.6	CSI		$135	5.00%	05/11/63	$1	$1	$–
CMBX.NA.BB.6	JPM		15	5.00%	05/11/63	–	–	–
CMBX.NA.BB.6	MSC		80	5.00%	05/11/63	1	–	(1)
CMBX.NA.BB.6	UBS		185	5.00%	05/11/63	5	2	(3)
ITRX.EUR.18	BCLY	EUR	2,645	1.00%	12/20/17	(8)	(21)	(13)
ITRX.EUR.18	BOA	EUR	8,385	1.00%	12/20/17	(32)	(66)	(34)
ITRX.EUR.18	CSI	EUR	1,440	1.00%	12/20/17	(10)	(11)	(1)
ITRX.XOV.18	DEUT	EUR	1,615	5.00%	12/20/17	56	51	(5)
ITRX.XOV.18	GSC	EUR	1,040	5.00%	12/20/17	41	33	(8)
PrimeX.ARM.1	MSC		170	4.42%	06/25/36	6	17	11
PrimeX.ARM.2	MSC		529	4.58%	12/25/37	(41)	11	52
Total						$(1,212)	$(814)	$398
Total traded indices						$930	$547	$(383)
Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	CSI		$945	1.00% / 1.11%	12/20/17	$(20)	$(5)	$15
Bank of America Corp.	GSC		2,200	1.00% / 1.07%	09/20/17	(153)	(7)	146
Citigroup, Inc.	GSC		2,350	1.00% / 1.04%	09/20/17	(153)	(4)	149
Citigroup, Inc.	GSC		785	1.00% / 1.09%	12/20/17	(14)	(3)	11
Goldman Sachs Group, Inc.	CSI		495	1.00% / 1.33%	12/20/17	(16)	(8)	8
Goldman Sachs Group, Inc.	UBS		1,100	1.00% / 1.29%	09/20/17	(81)	(14)	67
Morgan Stanley	BCLY		1,100	1.00% / 1.38%	09/20/17	(124)	(19)	105
Morgan Stanley	GSC		520	1.00% / 1.42%	12/20/17	(26)	(10)	16
Total						$(587)	$(70)	$517
						$343	$477	$134

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at January 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.87% Fixed	6M EURIBOR	EUR	1,950	01/31/23	$–	$10	$10
BCLY	1.87% Fixed	CPURNSA 231.36		425	12/17/14	–	–	–
BCLY	3M STIBOR	2.35% Fixed	SEK	16,500	01/31/23	–	(14)	(14)
GSC	1.73% Fixed	6M EURIBOR	EUR	2,700	01/09/23	1	61	60
JPM	2.00% Fixed	3M LIBOR		1,600	03/20/23	(10)	15	25
JPM	3M STIBOR	2.16% Fixed	SEK	22,500	01/09/23	–	(81)	(81)
						$(9)	$(9)	$–

* Notional shown in U.S. dollars unless otherwise noted.

15

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Spreadlock Swap Contracts Outstanding at January 31, 2013

Counterparty	Strike		Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BOA	0.71	%*	$15,000	03/21/13	$–	$17	$17

*	This is a spreadlock swap between the 10-Year interest rate swap curve and the yield to maturity on a 30-Year FNMA. If the rate on the 30-Year FNMA minus the 10-Year CMS (constant maturity swap) rate is greater than 0.71%, the Fund will receive money from the counterparty based on this differential. If the rate on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.71%, the Fund will pay the counterparty.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

16

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	EURO
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian New Sol
PLN	Polish New Zloty
SEK	Swedish Krona
TRY	Turkish New Lira
USD	U. S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offer Rate

Distribution by Credit Quality

as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	5.3%
Aa / AA	0.6
A	0.7
Baa / BBB	6.1
Ba / BB	11.2
B	13.9
Caa / CCC or Lower	9.2
Unrated	2.6
U.S. Government Agencies and Securities	80.5
Non-Debt Securities and Other Short-Term Instruments	8.1
Other Assets & Liabilities	(38.2)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

17

The Hartford Unconstrained Bond Fund
Schedule of Investments ― (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$25,976	$–	$20,895	$5,081
Call Options Purchased	142	–	142	–
Corporate Bonds	15,737	–	15,737	–
Foreign Government Obligations	5,215	247	4,968	–
Municipal Bonds	558	–	558	–
Preferred Stocks	139	139	–	–
Put Options Purchased	185	–	185	–
Senior Floating Rate Interests	26,001	–	26,001	–
U.S. Government Agencies	73,319	–	73,319	–
U.S. Government Securities	45,951	518	45,433	–
Short-Term Investments	11,488	–	11,488	–
Total	$204,711	$904	$198,726	$5,081
Credit Default Swaps *	1,053	–	1,053	–
Foreign Currency Contracts *	174	–	174	–
Futures *	327	327	–	–
Interest Rate Swaps *	95	–	95	–
Spreadlock Swaps *	17	–	17	–
Total	$1,666	$327	$1,339	$–
Liabilities:
Securities Sold Short	$13,198	$–	$13,198	$–
Total	$13,198	$–	$13,198	$–
Credit Default Swaps *	919	–	919	–
Foreign Currency Contracts *	144	–	144	–
Futures *	336	336	–	–
Interest Rate Swaps *	95	–	95	–
Total	$1,494	$336	$1,158	$–

♦	For the three-month period ended January 31, 2013, investments valued at $196 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$3,701	$107	$295	†	$99	$2,415	$(1,186)	$—	$(350)	$5,081
U.S. Government Agencies	1,703	—	—		—	—	—	—	(1,703)	—
Total	$5,404	$107	$295		$99	$2,415	$(1,186)	$—	$(2,053)	$5,081

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $343.

18

The Hartford Value Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.3%
	Automobiles and Components - 0.9%
39	General Motors Co. ●	$1,108
117	Goodyear (The) Tire & Rubber Co. ●	1,604
		2,712
	Banks - 6.6%
114	BB&T Corp.	3,456
100	PNC Financial Services Group, Inc.	6,189
285	Wells Fargo & Co.	9,943
		19,588
	Capital Goods - 10.5%
31	3M Co.	3,089
39	Boeing Co.	2,882
70	Eaton Corp. plc	3,992
245	General Electric Co.	5,466
50	Illinois Tool Works, Inc.	3,122
56	Ingersoll-Rand plc	2,902
43	PACCAR, Inc.	2,004
76	Spirit Aerosystems Holdings, Inc. ●	1,216
45	Stanley Black & Decker, Inc.	3,489
36	United Technologies Corp.	3,126
		31,288
	Commercial and Professional Services - 0.6%
60	Tyco International Ltd.	1,828

	Consumer Durables and Apparel - 0.9%
112	Newell Rubbermaid, Inc.	2,636

	Diversified Financials - 11.0%
38	Ameriprise Financial, Inc.	2,551
19	BlackRock, Inc.	4,597
120	Citigroup, Inc.	5,064
58	Credit Suisse Group ADR	1,718
30	Goldman Sachs Group, Inc.	4,430
22	IntercontinentalExchange, Inc. ●	3,108
238	JP Morgan Chase & Co.	11,210
		32,678
	Energy - 13.3%
37	Anadarko Petroleum Corp.	2,953
89	Chevron Corp.	10,216
12	EOG Resources, Inc.	1,456
74	Exxon Mobil Corp.	6,701
104	Halliburton Co.	4,214
85	Marathon Oil Corp.	2,849
42	Noble Corp.	1,710
55	Occidental Petroleum Corp.	4,866
35	Royal Dutch Shell plc ADR	2,557
63	Southwestern Energy Co. ●	2,166
		39,688
	Food and Staples Retailing - 1.4%
83	CVS Caremark Corp.	4,232

	Food, Beverage and Tobacco - 4.7%
34	Anheuser-Busch InBev N.V.	2,985
61	General Mills, Inc.	2,540
26	Kraft Foods Group, Inc.	1,206
41	PepsiCo, Inc.	2,997
47	Philip Morris International, Inc.	4,173
		13,901
	Health Care Equipment and Services - 4.1%
51	Baxter International, Inc.	3,480
62	Covidien plc	3,889
28	HCA Holdings, Inc.	1,055
69	UnitedHealth Group, Inc.	3,813
		12,237
	Insurance - 8.3%
74	ACE Ltd.	6,278
91	American International Group, Inc. ●	3,424
35	Chubb Corp.	2,846
134	Marsh & McLennan Cos., Inc.	4,745
67	Principal Financial Group, Inc.	2,089
38	Swiss Re Ltd.	2,789
108	Unum Group	2,507
		24,678
	Materials - 5.3%
86	Dow Chemical Co.	2,774
49	E.I. DuPont de Nemours & Co.	2,325
69	International Paper Co.	2,846
62	Mosaic Co.	3,781
40	Nucor Corp.	1,827
142	Steel Dynamics, Inc.	2,160
		15,713
	Media - 3.3%
47	CBS Corp. Class B	1,976
133	Comcast Corp. Class A	5,064
91	Thomson Reuters Corp.	2,788
		9,828
	Pharmaceuticals, Biotechnology and Life Sciences - 8.7%
36	Amgen, Inc.	3,089
48	Johnson & Johnson	3,535
162	Merck & Co., Inc.	6,986
214	Pfizer, Inc.	5,842
18	Roche Holding AG	3,967
63	Teva Pharmaceutical Industries Ltd. ADR	2,408
8	Zoetis, Inc. ●	208
		26,035
	Retailing - 5.0%
8	AutoZone, Inc. ●	2,921
49	Home Depot, Inc.	3,268
51	Kohl's Corp.	2,378
101	Lowe's Co., Inc.	3,856
47	Nordstrom, Inc.	2,590
		15,013
	Semiconductors and Semiconductor Equipment - 3.8%
71	Analog Devices, Inc.	3,082
172	Intel Corp.	3,619
43	Maxim Integrated Products, Inc.	1,344
86	Xilinx, Inc.	3,141
		11,186
	Software and Services - 1.2%
133	Microsoft Corp.	3,642

	Technology Hardware and Equipment - 4.1%
373	Cisco Systems, Inc.	7,683
98	EMC Corp. ●	2,414
59	Hewlett-Packard Co.	979
31	NetApp, Inc. ●	1,098
		12,174
	Telecommunication Services - 2.2%
188	AT&T, Inc.	6,547

	Utilities - 3.4%
54	Edison International	2,619
33	Entergy Corp.	2,143

1

The Hartford Value Fund

Schedule of Investments― (continued)

January 31, 2013 (Unaudited)

000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.3% - (continued)
	Utilities - 3.4% - (continued)
25	NextEra Energy, Inc.		$1,767
65	Northeast Utilities		2,653
31	PPL Corp.		933
			10,115
	Total common stocks
	(cost $246,908)		$295,719

	Total long-term investments
	(cost $246,908)		$295,719

SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $235, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $239)
$235	0.16%, 01/31/2013		$235
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $175, collateralized by FHLMC
2.50% - 5.50%, 2019 - 2042, FNMA 0.76%
- 6.11%, 2016 - 2037, GNMA 3.50%, 2042,
	value of $178)
175	0.16%, 01/31/2013		175
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $105, collateralized by U.S. Treasury Note 0.25%, 2015, value of $107)
105	0.13%, 01/31/2013		105
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $234, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $239)
234	0.13%, 01/31/2013		234
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $160, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $163)
160	0.17%, 01/31/2013		160
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $391, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $399)
391	0.13%, 01/31/2013		391
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $275, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $281)
275	0.15%, 01/31/2013		275
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $4, collateralized by U.S. Treasury Note 0.63%, 2017, value of $5)
4	0.12%, 01/31/2013		4
	UBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $40, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2042, FNMA 2.50% - 5.00%, 2027 - 2042, value of $41)
$40	0.15%, 01/31/2013		$40
			1,619
	Total short-term investments
	(cost $1,619)		$1,619

	Total investments
	(cost $248,527) ▲	99.8%	$297,338
	Other assets and liabilities	0.2%	662
	Total net assets	100.0%	$298,000

2

The Hartford Value Fund

Schedule of Investments― (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $251,902 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$52,565
Unrealized Depreciation	(7,129)
Net Unrealized Appreciation	$45,436

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$295,719	$288,963	$6,756	$–
Short-Term Investments	1,619	–	1,619	–
Total	$297,338	$288,963	$8,375	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford World Bond Fund

Schedule of Investments

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.3%
	United Kingdom - 0.2%
	Granite Master Issuer plc
$1,139	0.28%, 12/20/2054 Δ	$1,122
796	0.39%, 12/17/2054 Δ	784
	Motor plc
315	1.29%, 02/25/2020 ■	316
		2,222
	United States - 4.1%
	Ally Master Owner Trust
1,245	1.54%, 09/15/2019	1,253
	American Credit Acceptance Receivables
2,390	1.64%, 11/15/2016 ■	2,390
	American Home Mortgage Assets LLC
1,032	0.40%, 10/25/2046 Δ	709
	AmeriCredit Automobile Receivables Trust
465	1.69%, 11/08/2018	463
170	3.34%, 04/08/2016	176
	Banc of America Funding Corp.
504	5.77%, 05/25/2037	442
	Bear Stearns Adjustable Rate Mortgage Trust
445	2.32%, 08/25/2035 Δ	453
	Bear Stearns Alt-A Trust
2,589	0.70%, 01/25/2036 Δ	1,607
	Bear Stearns Alt-A Trust II
1,350	2.90%, 09/25/2047 Δ	813
	Bear Stearns Commercial Mortgage Securities, Inc.
7	5.33%, 01/12/2045	7
	Cal Funding II Ltd.
644	3.47%, 10/25/2027 ■	662
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,705	5.40%, 12/11/2049	1,597
10	5.89%, 11/15/2044	12
	CNH Equipment Trust
99	1.20%, 05/16/2016	99
	Commercial Mortgage Pass-Through Certificates
1,595	4.33%, 12/10/2045 ■	1,160
1,060	4.75%, 11/01/2045 ■	851
	Consumer Portfolio Services, Inc.
166	2.78%, 06/17/2019 ■	169
	DBUBS Mortgage Trust
3,089	2.63%, 01/01/2021 ■►	150
	Fieldstone Mortgage Investment Corp.
148	0.54%, 04/25/2047 Δ	82
	First Horizon Alternative Mortgage Securities
524	2.55%, 04/25/2036 Δ	397
	First Investors Automotive Owner Trust
1,205	0.90%, 10/15/2018 ■	1,203
	Ford Credit Automotive Lease Trust
6	0.74%, 09/15/2013	5
	GMAC Mortgage Corp. Loan Trust
1,004	3.71%, 09/19/2035 Δ	981
1,341	3.91%, 04/19/2036 Δ	1,163
	Goldman Sachs Mortgage Securities Corp. II
635	3.48%, 11/05/2034 ■	639
	Goldman Sachs Mortgage Securities Trust
510	4.86%, 11/10/2045 ■Δ	495
	Greenwich Capital Commercial Funding Corp.
150	5.87%, 06/10/2016 Δ	171
	GSAA Home Equity Trust
351	0.25%, 12/25/2046 Δ	214
570	0.28%, 02/25/2037 Δ	281
53	0.30%, 03/25/2037 Δ	27
569	0.38%, 11/25/2036 Δ	287
2,038	0.40%, 03/25/2037 Δ	1,049
2,492	0.52%, 05/25/2037 Δ	1,525
	GSAMP Trust
3,250	0.30%, 02/25/2037 Δ	1,706
	GSR Mortgage Loan Trust
406	3.10%, 05/25/2047 Δ	331
	Harborview Mortgage Loan Trust
757	0.42%, 05/19/2047 Δ	369
	HLSS Servicer Advance Receivables Backed Notes
140	3.47%, 01/15/2048 ■	139
1,250	3.96%, 10/15/2045 ■	1,299
	Honda Automotive Receivables Owner Trust
59	0.67%, 04/21/2014	59
	IMPAC Commercial Mortgage Backed Trust
1,196	1.00%, 10/25/2034 Δ	1,021
	Indymac Index Mortgage Loan Trust
133	2.61%, 08/25/2035 Δ	99
1,277	2.93%, 12/25/2036 Δ	1,062
418	2.94%, 09/25/2036 Δ	306
	JP Morgan Chase Commercial Mortgage Securities Corp.
540	2.75%, 10/15/2045 ■	336
1,735	2.84%, 12/15/2047	1,755
1,040	4.67%, 10/15/2045 ■Δ	1,002
	JP Morgan Mortgage Trust
1,582	5.25%, 05/25/2036 Δ	1,441
422	6.00%, 01/25/2037	376
	LB-UBS Commercial Mortgage Trust
310	5.43%, 02/15/2040	351
	Merrill Lynch Mortgage Investors Trust
919	2.94%, 07/25/2035 Δ	750
	Merrill Lynch Mortgage Trust
100	5.68%, 05/12/2039 Δ	114
	Merrill Lynch/Countrywide Commercial Mortgage Trust
400	5.74%, 06/12/2050 Δ	454
105	5.89%, 06/12/2046 Δ	120
	Morgan Stanley Capital I
100	5.25%, 09/15/2047 ■Δ	117

1

The Hartford World Bond Fund

Schedule of Investments — (Continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.3% - (continued)
		United States - 4.1% - (continued)
	$50	5.65%, 06/11/2042 Δ	$58
	625	6.27%, 01/11/2043 Δ	757
		Morgan Stanley Capital I Trust
	40	5.16%, 10/12/2052 Δ	44
		Morgan Stanley Capital, Inc.
	840	0.43%, 10/25/2036 Δ	418
		Morgan Stanley Mortgage Loan Trust
	2,168	0.37%, 11/25/2036 Δ	946
		Morgan Stanley Re-Remic Trust
	1,100	5.79%, 08/15/2045 ■Δ	1,265
		Nationstar Agency Advance Funding Trust
	250	3.23%, 02/15/2018 ■Δ	250
		Oaktree Real Estate Investments/Sabal
	1,195	4.00%, 09/25/2044 ■	1,198
		Prestige Automotive Receivables Trust
	226	1.23%, 12/15/2015 ■	227
		Residential Accredit Loans, Inc.
	552	2.95%, 11/25/2037 Δ	285
		Residential Funding Mortgage Securities, Inc.
	803	6.00%, 07/25/2037	768
		Santander Consumer USA, Inc.
	165	2.32%, 04/15/2015 ■	167
		SMA Issuer LLC
	638	3.50%, 08/20/2025 ■	641
		Soundview Home Equity Loan Trust, Inc.
	1,750	0.38%, 07/25/2037 Δ	781
	309	0.48%, 06/25/2037 Δ	150
		Springleaf Mortgage Loan Trust
	870	1.57%, 12/25/2059 ■	877
	643	2.22%, 10/25/2057 ■	658
	510	2.66%, 12/25/2059 ■	512
		Structured Adjustable Rate Mortgage Loan Trust
	1,315	0.50%, 09/25/2034 Δ	1,143
		Structured Asset Mortgage Investments Trust
	250	0.42%, 05/26/2046 Δ	136
		UBS-Barclays Commercial Mortgage Trust
	980	4.96%, 08/10/2049 ■	756
		Wells Fargo Mortgage Backed Securities Trust
	2,303	2.92%, 12/28/2037 Δ	2,028
	140	5.16%, 10/25/2035 Δ	139
		WF-RBS Commercial Mortgage Trust
	1,925	3.07%, 03/15/2045 ☼	1,983
	1,195	4.46%, 12/15/2022 ■Δ	949
	830	4.90%, 06/15/2044 ■	977
	515	5.00%, 06/15/2044 ■	434
			53,286
		Total asset & commercial mortgage backed securities
		(cost $53,805)	$55,508

CORPORATE BONDS - 10.8%
		Australia - 0.1%
		FMG Resources Pty Ltd.
	35	6.00%, 04/01/2017 ■	36
	560	7.00%, 11/01/2015 ■	584
		Nufarm Australia Ltd.
	295	6.38%, 10/15/2019 ■	312
			932
		Belgium - 0.0%
		Ontex IV
EUR	275	7.50%, 04/15/2018 §	385

		Brazil - 0.0%
		Fibria Overseas Finance Ltd.
	125	7.50%, 05/04/2020 ■	137

		Canada - 0.1%
		Harvest Operations Corp.
	41	6.88%, 10/01/2017	46
		Kinder Morgan Finance Co.
	290	5.70%, 01/05/2016	318
		National Money Mart Co.
	640	10.38%, 12/15/2016	706
		Quebecor Media, Inc.
	98	7.75%, 03/15/2016	100
		Videotron Ltee
	36	5.00%, 07/15/2022	38
	40	9.13%, 04/15/2018	42
			1,250
		Chile - 0.0%
		Automotores Gildemeister
	345	6.75%, 01/15/2023 ■	357

		France - 0.2%
		Banque PSA Finance S.A.
EUR	350	4.88%, 09/25/2015	487
		BPCE S.A.
EUR	1,250	9.00%, 03/17/2015 ♠Δ	1,744
		Caisse D'Amortissement de la Dette Sociale
GBP	75	0.67%, 06/17/2013 Δ	119
		Loxam S.A.S.
EUR	120	7.38%, 01/24/2020 §	163
			2,513
		Germany - 0.2%
		Unitymedia Hessen GmbH & Co.
EUR	1,275	9.63%, 12/01/2019 §	1,911

		Ireland - 0.2%
		Ardagh Packaging Finance plc
	1,395	4.88%, 11/15/2020 ■	1,388
EUR	850	9.25%, 10/15/2020 §	1,241
		Nara Cable Funding
EUR	250	8.88%, 12/01/2018 §	348
			2,977
		Italy - 0.5%
		Intesa Sanpaolo
EUR	850	9.50%, 10/29/2049	1,177

2

The Hartford World Bond Fund

Schedule of Investments — (Continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 10.8% - (continued)
		Italy - 0.5% - (continued)
		Intesa Sanpaolo S.p.A.
	$5,400	3.88%, 01/16/2018	$5,308
			6,485
		Japan - 0.1%
		Tokyo Electric Power Co., Inc.
EUR	450	4.50%, 03/24/2014	619

		Luxembourg - 0.2%
		Altice Finco S.A.
	610	9.88%, 12/15/2020 ■	668
		Ontex IV S.A.
EUR	100	9.00%, 04/15/2019 §	138
		Telenet Finance V Luxembourg SCA
EUR	110	6.25%, 08/15/2022 ■	158
		Wind Acquisition Finance S.A.
EUR	900	7.38%, 02/15/2018 ■	1,271
			2,235
		Netherlands - 0.2%
		AerCap Aviation Solutions B.V.
	200	6.38%, 05/30/2017	212
		Conti-Gummi Finance B.V.
EUR	50	7.13%, 10/15/2018 §	72
		ING Groep N.V.
EUR	590	8.00%, 04/29/2049	813
		Portugal Telecom SGPS S.A.
EUR	375	5.63%, 02/08/2016	532
		Sensata Technologies B.V.
	550	6.50%, 05/15/2019 ■	590
	300	6.50%, 05/15/2019 §	322
			2,541
		Spain - 0.1%
		Santander Finance Preferred
GBP	700	11.30%, 07/29/2049	1,155

		Switzerland - 0.0%
		UBS AG Jersey Bank
EUR	15	4.28%, 04/15/2015	20

		United Arab Emirates - 0.0%
		Shelf Drilling Holdings Ltd.
	305	8.63%, 11/01/2018 ■	322

		United Kingdom - 0.7%
		Bank of Scotland Capital Funding L.P.
GBP	850	6.06%, 05/31/2015 §♠	1,247
		Barclays Bank plc
GBP	550	14.00%, 06/15/2019 ♠	1,165
		British Telecommunications plc
	1,120	1.43%, 12/20/2013 Δ	1,129
		FCE Bank plc
EUR	300	7.25%, 07/15/2013 §	418
		HSBC Holdings plc
EUR	825	0.48%, 09/30/2020 Δ	1,051
		Ineos Group Holdings plc
EUR	925	7.88%, 02/15/2016 §	1,259
		Royal (The) Bank of Scotland plc
EUR	1,851	6.93%, 04/09/2018	2,786
			9,055
		United States - 8.2%
		99 Cents Only Stores
	270	11.00%, 12/15/2019	309
		AbbVie, Inc.
	2,070	1.75%, 11/06/2017 ■	2,074
	2,395	2.00%, 11/06/2018 ■	2,401
		ACL I Corp.
	157	10.63%, 02/15/2016 Þ	151
		AES (The) Corp.
	270	7.75%, 10/15/2015	302
	50	8.00%, 10/15/2017	58
		Air Lease Corp.
	365	4.75%, 03/01/2020 ☼	361
	346	5.63%, 04/01/2017	365
		Alere, Inc.
	400	9.00%, 05/15/2016	421
		Ally Financial, Inc.
	550	4.63%, 06/26/2015	578
	185	6.75%, 12/01/2014	200
	35	8.00%, 03/15/2020	43
		AMC Entertainment, Inc.
	186	8.75%, 06/01/2019	206
	209	9.75%, 12/01/2020	243
		American Electric Power Co., Inc.
	880	1.65%, 12/15/2017	879
		American Rock Salt Co. LLC
	10	8.25%, 05/01/2018 ■	9
		American Tower Corp.
	2,960	3.50%, 01/31/2023	2,890
		AmeriGas Finance LLC
	10	7.00%, 05/20/2022	11
		Anixter International, Inc.
	20	5.63%, 05/01/2019	21
		Antero Resources Finance Corp.
	10	7.25%, 08/01/2019	11
	110	9.38%, 12/01/2017	120
		ARAMARK Corp.
	175	8.50%, 02/01/2015	176
		ARAMARK Holdings Corp.
	505	8.63%, 05/01/2016 ■Þ	517
		Audatex North America, Inc.
	501	6.75%, 06/15/2018 ■	537
		Ball Corp.
	20	7.13%, 09/01/2016	21
		Bank of America Corp.
	5,870	3.30%, 01/11/2023	5,789
		BC Mountain LLC
	55	7.00%, 02/01/2021 ■☼	56
		BE Aerospace, Inc.
	275	6.88%, 10/01/2020	304
		Biomet, Inc.
	1,210	6.50%, 08/01/2020 - 10/01/2020 ■	1,268
		BioScrip, Inc.
	125	10.25%, 10/01/2015	133
		Brocade Communications Systems, Inc.
	980	6.63%, 01/15/2018	1,014
		Building Materials Corp.
	430	6.88%, 08/15/2018 ■	464
		Caesars Entertainment Operating Co., Inc.
	110	8.50%, 02/15/2020	111

3

The Hartford World Bond Fund

Schedule of Investments — (Continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 10.8% - (continued)
		United States - 8.2% - (continued)
		Calpine Corp.
	$351	7.25%, 10/15/2017 ■	$372
		Case Corp.
	95	7.25%, 01/15/2016	106
		CC Holdings GS V LLC
	1,235	2.38%, 12/15/2017 ■	1,237
		CCO Holdings LLC
	95	5.25%, 09/30/2022	94
	195	7.25%, 10/30/2017	212
	425	8.13%, 04/30/2020	477
		CDW Escrow Corp.
	130	8.50%, 04/01/2019	144
		CenturyTel, Inc.
	55	6.00%, 04/01/2017	61
		Chesapeake Energy Corp.
	65	2.50%, 05/15/2037 ۞	62
	60	9.50%, 02/15/2015	68
		Cinemark USA, Inc.
	810	5.13%, 12/15/2022 ■	820
		CIT Group, Inc.
	30	5.00%, 05/15/2017	32
	30	5.25%, 04/01/2014 ■	31
	65	5.25%, 03/15/2018	70
		Clean Harbors, Inc.
	640	5.13%, 06/01/2021 ■	659
		CNH Capital LLC
	205	3.88%, 11/01/2015 ■	211
	230	6.25%, 11/01/2016	254
		Community Choice Financial, Inc.
	225	10.75%, 05/01/2019	214
		Community Health Systems, Inc.
	515	5.13%, 08/15/2018	542
		ConAgra Foods, Inc.
	1,295	1.90%, 01/25/2018	1,300
		ConocoPhillips Co.
	675	2.40%, 12/15/2022	650
		Continental Resources, Inc.
	65	5.00%, 09/15/2022	69
		Continental Rubber of America Corp.
	1,445	4.50%, 09/15/2019 ■	1,481
		Credit Acceptance Corp.
	905	9.13%, 02/01/2017	989
		Cricket Communications, Inc.
	260	7.75%, 05/15/2016	274
		Crown Americas, Inc.
	20	6.25%, 02/01/2021	22
		DaVita, Inc.
	1,120	5.75%, 08/15/2022	1,176
		Deluxe Corp.
	395	7.00%, 03/15/2019	422
		Deutsche Postbank IV
EUR	200	5.98%, 06/29/2049 ♠Δ	235
		DigitalGlobe, Inc
	330	5.25%, 02/01/2021 ■	329
		Easton-Bell Sports, Inc.
	1,375	9.75%, 12/01/2016	1,483
		Emdeon, Inc.
	25	11.00%, 12/31/2019	29
		Endeavour International Corp.
	110	12.00%, 03/01/2018 ■	117
		Enterprise Products Operating LLC
	860	1.25%, 08/13/2015	867
		EPE Holding/EP Energy Bond
	700	8.13%, 12/15/2017 ■	707
		Equinix, Inc.
	1,700	3.30%, 12/15/2022	1,664
		Everest Acquisition LLC
	80	9.38%, 05/01/2020	90
		Express Scripts, Inc.
	2,655	6.25%, 06/15/2014	2,848
		Ferrellgas Partners L.P.
	6	6.50%, 05/01/2021	6
	350	9.13%, 10/01/2017	378
		Ferro Corp.
	335	7.88%, 08/15/2018	328
		Ford Motor Co.
	4,095	4.75%, 01/15/2043	3,844
		Freescale Semiconductor, Inc.
	350	10.13%, 03/15/2018 ■	387
		Fresenius Medical Care U.S. Finance II, Inc.
	435	5.63%, 07/31/2019 ■	471
	610	5.88%, 01/31/2022 ■	666
	60	9.00%, 07/15/2015 ■	68
		General Electric Capital Corp.
	9,050	3.10%, 01/09/2023	8,939
	880	3.15%, 09/07/2022	872
		Gibraltar Industries, Inc.
	170	6.25%, 02/01/2021 ■	177
		Goldman Sachs Group, Inc.
	9,425	2.38%, 01/22/2018	9,448
		GRD Holding III Corp.
	290	10.75%, 06/01/2019 ■	302
		Greektown Superholdings, Inc.
	425	13.00%, 07/01/2015	456
		Harrah's Operating Co., Inc.
	120	11.25%, 06/01/2017	128
		HCA, Inc.
	286	5.88%, 05/01/2023	298
	120	6.38%, 01/15/2015	129
	155	7.50%, 11/15/2095	138
		HDTFS, Inc.
	50	5.88%, 10/15/2020 ■	53
	35	6.25%, 10/15/2022 ■	38
		Hertz Corp.
	430	7.50%, 10/15/2018	472
		Hexion U.S. Finance Corp.
	55	6.63%, 04/15/2020	54
		Hologic, Inc.
	68	2.00%, 03/01/2042 ۞	73
		Huntsman International LLC
	53	5.50%, 06/30/2016	53
		Intel Corp.
	1,050	3.25%, 08/01/2039 ۞	1,259
		Intelsat Bermuda Ltd.
	555	11.50%, 02/04/2017 Þ	588

4

The Hartford World Bond Fund

Schedule of Investments — (Continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 10.8% - (continued)
	United States - 8.2% - (continued)
	International Lease Finance Corp.
$215	5.65%, 06/01/2014	$225
75	6.50%, 09/01/2014 ■	80
190	8.63%, 09/15/2015	216
	Iron Mountain, Inc.
30	7.75%, 10/01/2019	34
610	8.38%, 08/15/2021	673
	Isle of Capri Casinos, Inc.
850	7.75%, 03/15/2019	918
255	8.88%, 06/15/2020	279
	J.M. Huber Corp.
10	9.88%, 11/01/2019 ■	11
	JC Penney Corp., Inc.
100	5.65%, 06/01/2020	83
5	6.38%, 10/15/2036	4
80	7.13%, 11/15/2023	68
195	7.40%, 04/01/2037	164
	K Hovnanian Enterprises, Inc.
176	9.13%, 11/15/2020 ■	194
	KB Home
235	1.38%, 02/01/2019 ۞	240
420	6.25%, 06/15/2015	451
75	7.50%, 09/15/2022	84
175	8.00%, 03/15/2020	203
	Ladder Capital Finance Holdings LLC
450	7.38%, 10/01/2017 ■	465
	Lender Processing Services, Inc.
205	5.75%, 04/15/2023	217
	Lennar Corp.
90	5.60%, 05/31/2015	96
	Level 3 Communications, Inc.
500	11.88%, 02/01/2019	580
	Level 3 Financing, Inc.
825	4.47%, 02/15/2015 Δ	825
	MarkWest Energy Partners L.P.
20	6.25%, 06/15/2022	22
	Masco Corp.
140	4.80%, 06/15/2015	146
	Mediacom LLC
315	9.13%, 08/15/2019	350
	Meritor, Inc.
200	8.13%, 09/15/2015	210
	MetroPCS Wireless, Inc.
110	7.88%, 09/01/2018	119
	Michaels Stores, Inc.
945	7.75%, 11/01/2018	1,034
	MPM Escrow LLC/MPM Finance Corp.
200	8.88%, 10/15/2020	206
	Nationstar Mortgage LLC
206	7.88%, 10/01/2020 ■	225
	NCR Corp.
470	4.63%, 02/15/2021 ■	471
	Newfield Exploration Co.
15	5.75%, 01/30/2022	16
	Newmont Mining Corp.
62	1.63%, 07/15/2017 ۞	76
	NII Capital Corp.
160	7.63%, 04/01/2021	126
70	8.88%, 12/15/2019	59
	Nortek, Inc.
100	8.50%, 04/15/2021 ■	113
	Owens Corning, Inc.
1,230	4.20%, 12/15/2022	1,248
	Owens-Brockway Glass Container, Inc.
85	7.38%, 05/15/2016	98
	P.H. Glatfelter Co.
30	5.38%, 10/15/2020	31
	PC Merger Sub, Inc.
50	8.88%, 08/01/2020 ■	54
	Peabody Energy Corp.
540	7.38%, 11/01/2016	616
	Penske Truck Leasing Co.
920	2.88%, 07/17/2018 ■	914
	Pioneer Natural Resources Co.
40	5.88%, 07/15/2016	45
	Ply Gem Industries, Inc.
1,575	8.25%, 02/15/2018	1,713
	Provident Funding Associates L.P.
55	10.25%, 04/15/2017 ■	61
	Prudential Financial, Inc.
3,960	5.63%, 12/01/2020	4,084
	Pulte Homes, Inc.
45	6.38%, 05/15/2033	46
	QVC, Inc.
65	7.50%, 10/01/2019 ■	72
	Radiation Therapy Services, Inc.
170	8.88%, 01/15/2017	169
70	9.88%, 04/15/2017	48
	Range Resources Corp.
15	6.75%, 08/01/2020	16
	Realogy Corp.
75	7.63%, 01/15/2020 ■	85
	Revlon Consumer Products Corp.
60	9.75%, 11/15/2015	63
	Reynolds Group Issuer, Inc.
100	7.13%, 04/15/2019 Δ	107
	Rosetta Resources, Inc.
85	9.50%, 04/15/2018	95
	Royal Caribbean Cruises Ltd.
630	5.25%, 11/15/2022	668
200	7.25%, 06/15/2016	225
	RSC Equipment Rental, Inc./RSC Holdings
510	10.25%, 11/15/2019	593
	SABMiller Holdings, Inc.
800	2.45%, 01/15/2017 ■	827
	Savient Pharmaceuticals, Inc.
205	4.75%, 02/01/2018 ۞	55
	SBA Telecommunications, Inc.
170	8.25%, 08/15/2019	189
	Service Corp. International
775	7.00%, 05/15/2019	852
	Sinclair Television Group, Inc.
400	8.38%, 10/15/2018	445
145	9.25%, 11/01/2017 ■	158
	SLM Corp.
235	6.25%, 01/25/2016	259
100	8.45%, 06/15/2018	119
	Softbrands, Inc.
475	11.50%, 07/15/2018	559

5

The Hartford World Bond Fund

Schedule of Investments — (Continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 10.8% - (continued)
		United States - 8.2% - (continued)
		Sovereign Capital Trust IV
	$125	7.91%, 06/13/2036	$130
		Spectrum Brands Holdings, Inc.
	950	6.38%, 11/15/2020 ■	1,011
	940	6.63%, 11/15/2022 ■	1,015
		Sprint Nextel Corp.
	75	7.00%, 03/01/2020 ■	87
	75	9.00%, 11/15/2018 ■	93
		Syniverse Holdings, Inc.
	260	9.13%, 01/15/2019	283
		Telesat LLC
	1,300	6.00%, 05/15/2017 ■	1,365
		Tempur-Pedic International, Inc.
	45	6.88%, 12/15/2020 ■	48
		Tenet Healthcare Corp.
	465	9.25%, 02/01/2015	527
		Texas Competitive Electric Co.
	55	11.50%, 10/01/2020 ■	43
		TitleMax, Inc.
	285	13.25%, 07/15/2015	316
		TransDigm Group, Inc.
	50	7.75%, 12/15/2018	56
		TRW Automotive, Inc.
	96	8.88%, 12/01/2017 ■	106
		TW Telecom Holdings, Inc.
	120	5.38%, 10/01/2022	126
		United Rentals North America, Inc.
	10	5.75%, 07/15/2018	11
		UR Merger Sub Corp.
	775	8.38%, 09/15/2020	854
		Warner Chilcott plc
	745	7.75%, 09/15/2018	805
		Weekley Homes LLC
	50	6.00%, 02/01/2023 ■☼	51
		Windstream Corp.
	410	6.38%, 08/01/2023 ■	411
		Wynn Las Vegas LLC
	20	7.75%, 08/15/2020	23
		XM Satellite Radio, Inc.
	490	7.63%, 11/01/2018 ■	544
		Yankee Acquisition Corp.
	695	9.75%, 02/15/2017	721
		Zoetis, Inc.
	1,560	1.88%, 02/01/2018 ■	1,557
			106,066
		Venezuela - 0.0%
		Petroleos de Venezuela S.A.
	525	8.00%, 11/17/2013 §	531

		Total corporate bonds
		(cost $137,939)	$139,491

FOREIGN GOVERNMENT OBLIGATIONS - 60.7%
		Australia - 4.2%
		Australian Government
AUD	13,100	4.25%, 07/21/2017	$14,424
AUD	12,555	5.25%, 03/15/2019	14,652
AUD	20,565	5.75%, 07/15/2022	25,486
			54,562
		Brazil - 0.1%
		Brazil (Republic of)
BRL	2,555	10.00%, 01/01/2017	1,334

		Canada - 4.5%
		Canada (Government of)
CAD	11,000	1.50%, 08/01/2015 - 09/01/2017	11,071
CAD	42,720	2.25%, 08/01/2014	43,527
CAD	2,860	2.75%, 06/01/2022	3,052
			57,650
		Denmark - 6.7%
		Denmark (Kingdom of)
DKK	67,000	2.50%, 11/15/2016	13,067
DKK	129,240	3.00%, 11/15/2021	26,511
DKK	169,975	4.00%, 11/15/2017 - 11/15/2019	35,880
DKK	36,995	7.00%, 11/10/2024	10,568
			86,026
		Finland - 8.8%
		Finland (Republic of)
EUR	21,840	1.75%, 04/15/2016	30,814
EUR	7,340	3.13%, 09/15/2014	10,424
EUR	24,440	3.50%, 04/15/2021	37,843
EUR	15,830	3.88%, 09/15/2017	24,420
EUR	7,100	4.25%, 07/04/2015	10,537
			114,038
		Germany - 4.8%
		Bundesobligation
EUR	14,000	0.75%, 02/24/2017	19,152
EUR	9,000	1.75%, 10/09/2015	12,678
EUR	6,555	2.25%, 04/10/2015	9,278
		Bundesrepublik Deutschland
EUR	4,670	1.50%, 09/04/2022	6,267
EUR	10,650	2.00%, 01/04/2022	15,032
			62,407
		Mexico - 2.8%
		Mexican Bonos
MXN	413,717	6.50%, 06/09/2022 Δ	36,040

		Norway - 8.4%
		Norway (Kingdom of)
NOK	98,515	3.75%, 05/25/2021	19,810
NOK	157,665	4.25%, 05/19/2017	31,504
NOK	102,045	4.50%, 05/22/2019	21,177
NOK	159,060	5.00%, 05/15/2015	31,201
NOK	23,425	6.50%, 05/15/2013	4,342
			108,034

6

The Hartford World Bond Fund

Schedule of Investments — (Continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 60.7% - (continued)
		Singapore - 9.6%
		Singapore (Government of)
SGD	6,355	2.38%, 04/01/2017	$5,545
SGD	4,215	3.13%, 09/01/2022	3,925
SGD	26,245	3.25%, 09/01/2020	24,257
SGD	52,960	3.63%, 07/01/2014	44,830
SGD	49,830	3.75%, 09/01/2016	45,089
			123,646
		Spain - 0.1%
		Spain Government Bond
EUR	770	5.85%, 01/31/2022	1,107

		Sweden - 9.2%
		Sweden (Kingdom of)
SEK	114,900	3.00%, 07/12/2016	19,156
SEK	162,790	3.50%, 06/01/2022	28,876
SEK	136,750	3.75%, 08/12/2017	23,707
SEK	31,660	4.25%, 03/12/2019	5,728
SEK	243,700	6.75%, 05/05/2014	41,151
			118,618
		United Kingdom - 1.5%
		United Kingdom (Government of)
GBP	2,535	1.75%, 09/07/2022	3,900
GBP	8,295	4.50%, 12/07/2042	16,090
			19,990
		Venezuela - 0.0%
		Venezuela (Republic of)
	575	8.50%, 10/08/2014	589

		Total foreign government obligations
		(cost $761,393)	$784,041

SENIOR FLOATING RATE INTERESTS ♦ - 1.1%
		Australia - 0.0%
		Fortescue Metals Group Ltd.
	$284	5.25%, 10/18/2017	$288

		France - 0.2%
		Alcatel-Lucent
EUR	1,390	12/15/2018◊☼	1,879

		Germany - 0.0%
		Kabel Deutschland GmbH
	100	4.25%, 02/01/2019	100

		Netherlands - 0.0%
		NXP B.V.
	199	5.25%, 03/19/2019	201

		United States - 0.9%
		Apex Tool Group, LLC
	260	01/08/2020 ◊☼	262
		Arch Coal, Inc.
	1,052	5.75%, 05/16/2018	1,079
		Asurion Corp., 2nd Lien Term Loan
	67	9.00%, 05/24/2019	69
		Asurion Corp., Term Loan
	482	5.50%, 05/24/2018	487
		Bausch & Lomb, Inc.
	134	5.25%, 05/17/2019	136
		Calpine Corp.
	718	4.50%, 10/09/2019	727
		Chrysler Group LLC
	99	6.00%, 05/24/2017	101
		Cumulus Media Holdings, Inc.
	99	4.50%, 09/17/2018	100
		First Data Corp.
	990	09/27/2018 ◊☼	990
		First Data Corp., Extended 1st Lien Term Loan
	290	4.21%, 03/23/2018	287
		Fly Leasing Ltd.
	538	5.75%, 08/08/2018	544
		Freescale Semiconductor, Inc.
	1,005	4.50%, 12/01/2016	1,006
	144	6.00%, 02/28/2019	144
		Gray Television, Inc.
	178	4.75%, 10/12/2019	181
		Greektown Casino LLC
	1,485	5.51%, 11/26/2018 ☼	1,491
		Harbor Freight Tools USA, Inc.
	–	5.50%, 11/14/2017	–
		Houghton International, Inc.
	195	5.25%, 12/20/2019	197
		J. Crew Group, Inc.
	1	4.50%, 03/07/2018	1
		Lawson Software, Inc.
	100	5.25%, 04/05/2018	101
		MetroPCS Wireless, Inc., Term Loan B3
	99	4.00%, 03/17/2018	99
		MGM Resorts International
	530	4.25%, 12/20/2019	537
		Nuveen Investments, Inc.
	796	5.76%, 05/13/2017	804
		NXP Semiconductors N.V.
	545	4.75%, 01/10/2020	552
		Rexnord LLC
	105	4.50%, 04/01/2018	106
		Sorenson Communications, Inc.
	214	6.00%, 08/16/2013	212
		Syniverse Holdings, Inc.
	199	5.00%, 04/23/2019	201
		U.S. Foodservice, Inc.
	299	5.75%, 03/31/2017	302
		Walter Investment Management
	1,184	5.75%, 11/28/2017 ☼	1,202
			11,918
		Total senior floating rate interests
		(cost $14,117)	$14,386

U.S. GOVERNMENT AGENCIES - 0.0%
		United States - 0.0%
		FHLMC
	$1,524	2.31%, 08/25/2016 ►	$70

		Total U.S. government agencies
		(cost $71)	$70

7

The Hartford World Bond Fund

Schedule of Investments — (Continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
U.S. GOVERNMENT SECURITIES - 7.8%
		United States - 7.8%
		U.S. Treasury Notes
	$50,090	0.25%, 04/30/2014 - 01/15/2015 ╦	$50,108
	40,165	0.75%, 12/31/2017	39,948
	7,325	1.63%, 08/15/2022	7,126
	3,435	2.00%, 02/15/2022 ØΘ	3,484
			100,666
		Total U.S. government securities
		(cost $101,032)	$100,666

Contracts ╬			Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
		Foreign Exchange Contracts - 0.0%
		USD Call/CNY Put
	11,362	Expiration: 06/23/2013	$1
			1
		Total call options purchased
		(cost $96)	$1

PUT OPTIONS PURCHASED - 0.0%
		Credit Contracts - 0.0%
		ITRX.XOV.18
EUR	14,190	Expiration: 03/20/2013, Exercise Rate: 5.00%	$125
		Foreign Exchange Contracts - 0.0%
		Binary USD Put/JPY Call
	433	Expiration: 02/12/2013 Ҹ	$–
		Currency Option USD Put/JPY Call
	10,125	Expiration: 02/04/2013	–
		EUR Put/USD Call
EUR	2,039	Expiration: 04/22/2013	2
		USD Put/JPY Call
	6,439	Expiration: 04/23/2013	–
		Interest Rate Contracts - 0.0%
		U.S. Treasury 10-Year Note Future
	–	Expiration: 02/23/2013, Exercise Price: $131.50	111
			238
		Total put options purchased
		(cost $452)	$238

Shares or Principal Amount ╬			Market Value ╪
PREFERRED STOCKS - 0.0%
		United States - 0.0%
	7	Citigroup Capital XIII	$193
	12	GMAC Capital Trust I ۞	320
			513
		Total preferred stocks
		(cost $494)	$513

		Total long-term investments (cost $1,069,399)	$1,094,914

SHORT-TERM INVESTMENTS - 12.9%
		Repurchase Agreements - 3.6%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $6,674, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $6,808)
	$6,674	0.16%, 01/31/2013	$6,674
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013 in
the amount of $4,967, collateralized by
FHLMC 2.50% - 5.50%, 2019 - 2042,
FNMA 0.76% - 6.11%, 2016 - 2037,
		GNMA 3.50%, 2042, value of $5,067)
	4,967	0.16%, 01/31/2013	4,967
		Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $2,983, collateralized by U.S. Treasury Note 0.25%, 2015, value of $3,043)
	2,983	0.13%, 01/31/2013	2,983
		Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $6,659, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $6,792)
	6,659	0.13%, 01/31/2013	6,659
		Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $4,557, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $4,648)
	4,557	0.17%, 01/31/2013	4,557
		RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $11,138, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $11,361)
	11,138	0.13%, 01/31/2013	11,138
		TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $7,835, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $7,992)
	7,835	0.15%, 01/31/2013	7,835
		UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $127, collateralized by U.S. Treasury Note 0.63%, 2017, value of $130)
	127	0.12%, 01/31/2013	127
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 02/01/2013 in
the amount of $1,132, collateralized by
FHLMC 3.00% - 4.00%, 2026 - 2042,
FNMA 2.50% - 5.00%, 2027 - 2042,
		value of $1,155)
	1,132	0.15%, 01/31/2013	1,132
			46,072

8

The Hartford World Bond Fund

Schedule of Investments — (Continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 12.9% - (continued)
	U.S. Treasury Bills - 9.3%
$20,000	0.03%, 3/14/2013 ○		$19,999
40,000	0.04%, 02/28/2013 - 03/28/2013 ○		39,998
40,000	0.06%, 04/18/2013 - 04/25/2013 ○		39,995
20,000	0.08%, 5/23/2013 ○‡		19,995
			119,987
	Total short-term investments
	(cost $166,060)		$166,059

	Total investments
	(cost $1,235,459) ▲	97.6%	$1,260,973
	Other assets and liabilities	2.4%	31,191
	Total net assets	100.0%	$1,292,164

9

The Hartford World Bond Fund

Schedule of Investments — (Continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $1,235,526 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28,996
Unrealized Depreciation	(3,549)
Net Unrealized Appreciation	$25,447

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2013.

Þ	This security may pay interest in additional principal instead of cash.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at January 31, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $51,175, which represents 4.0% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2013, the aggregate value of these securities was $8,035, which represents 0.6% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

Ҹ	This security has limitations. If the U.S. Dollar to Japanese Yen exchange rate is less than or equal to the barrier level of 79.54 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,351 at January 31, 2013.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $6,513 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $4,046, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

10

The Hartford World Bond Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Θ	At January 31, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
USD Call/CNY Put (SCB)	Foreign Exchange	6.78 CNY	06/23/2013	11,362,000	$–	$40	$40

* The number of contracts does not omit 000's.  Number of contracts shown in  U.S. dollars unless otherwise noted.

Ø	At January 31, 2013, this security, or a portion of this security, collateralized the written put options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
ITRX.XOV.18 (DEUT)	Credit	5.50%	03/20/2013	EUR 14,190,000	$64	$87	$23
ITRX.XOV.18 (DEUT)	Credit	5.75%	03/20/2013	EUR 14,190,000	47	67	20
					$111	$154	$43

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

Futures Contracts Outstanding at January 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	7	03/15/2013	$902	$888	$(14)
Australian 3-Year Bond Future	954	03/15/2013	108,569	108,552	(17)
Canadian Government 10-Year Bond Future	229	03/19/2013	30,741	30,699	(42)
Euro BUXL 30-Year Bond Future	4	03/07/2013	713	717	4
Euro-BOBL Future	171	03/07/2013	29,140	29,181	41
Euro-Schatz Future	346	03/07/2013	51,805	51,793	(12)
U.S. Treasury 10-Year Note Future	828	03/19/2013	108,911	108,701	(210)
U.S. Treasury 2-Year Note Future	651	03/28/2013	143,488	143,495	7
					$(243)
Short position contracts:
Euro-BTP Future	83	03/07/2013	$12,760	$12,719	$41
Euro-BUND Future	155	03/07/2013	29,956	29,864	92
Euro-OAT Future	212	03/07/2013	38,916	38,472	444
Japan 10-Year Bond Future	71	03/11/2013	112,107	112,038	69
Long Gilt Future	559	03/26/2013	103,719	103,170	549
U.S. Treasury 30-Year Bond Future	9	03/19/2013	1,302	1,291	11
U.S. Treasury 5-Year Note Future	281	03/28/2013	34,768	34,770	(2)
					$1,204
					$961

* The number of contracts does not omit 000's.

Cash of $6,622 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2013.

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/28/2013	BNP	$12,462	$12,300	$(162)
AUD	Buy	02/28/2013	BOA	1,301	1,301	–
AUD	Buy	02/28/2013	CBA	12,465	12,298	(167)
AUD	Buy	02/28/2013	CBK	47,293	46,965	(328)
AUD	Buy	02/28/2013	DEUT	1,273	1,270	(3)

11

The Hartford World Bond Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/28/2013	GSC	$5,764	$5,729	$(35)
AUD	Buy	02/28/2013	JPM	41,396	41,249	(147)
AUD	Buy	02/28/2013	MSC	1,865	1,865	–
AUD	Buy	02/28/2013	RBC	3,458	3,460	2
AUD	Buy	02/28/2013	UBS	3,009	2,987	(22)
AUD	Sell	02/28/2013	BCLY	7,025	6,966	59
AUD	Sell	02/28/2013	BMO	1,046	1,035	11
AUD	Sell	02/28/2013	CBA	1,671	1,652	19
AUD	Sell	02/28/2013	CBK	91,711	91,075	636
AUD	Sell	02/28/2013	CBK	953	956	(3)
AUD	Sell	02/28/2013	GSC	1,044	1,033	11
AUD	Sell	02/28/2013	JPM	1,900	1,886	14
AUD	Sell	02/28/2013	UBS	3,749	3,721	28
AUD	Sell	02/28/2013	WEST	626	619	7
BRL	Buy	02/04/2013	RBC	1,148	1,195	47
BRL	Buy	02/04/2013	UBS	1,197	1,195	(2)
BRL	Buy	03/04/2013	UBS	1,194	1,191	(3)
BRL	Sell	03/04/2013	MSC	1,241	1,306	(65)
BRL	Sell	02/04/2013	RBC	1,197	1,195	2
BRL	Sell	02/04/2013	UBS	1,198	1,195	3
CAD	Buy	02/28/2013	BMO	19,338	19,511	173
CAD	Buy	02/28/2013	BOA	1,849	1,824	(25)
CAD	Buy	02/28/2013	DEUT	40,148	40,510	362
CAD	Buy	02/28/2013	HSBC	12,462	12,286	(176)
CAD	Buy	02/28/2013	JPM	6,174	6,209	35
CAD	Buy	02/28/2013	JPM	1,882	1,874	(8)
CAD	Buy	02/28/2013	RBC	3,408	3,422	14
CAD	Buy	02/28/2013	RBC	73,231	72,468	(763)
CAD	Buy	02/28/2013	UBS	749	746	(3)
CAD	Sell	02/28/2013	BCLY	4,084	4,031	53
CAD	Sell	02/28/2013	CBK	1,896	1,904	(8)
CAD	Sell	02/28/2013	JPM	3,804	3,783	21
CAD	Sell	02/28/2013	RBC	121,768	120,581	1,187
CHF	Buy	02/28/2013	JPM	7,198	7,346	148
CHF	Buy	02/28/2013	UBS	2,267	2,281	14
CHF	Sell	02/28/2013	BOA	2,405	2,451	(46)
CHF	Sell	02/28/2013	CBK	919	944	(25)
CHF	Sell	02/28/2013	CSFB	1,840	1,874	(34)
CHF	Sell	02/28/2013	DEUT	1,848	1,888	(40)
CHF	Sell	02/28/2013	GSC	660	671	(11)
CHF	Sell	02/28/2013	UBS	2,532	2,596	(64)
CZK	Buy	03/20/2013	BOA	376	384	8
CZK	Sell	02/28/2013	JPM	209	216	(7)
CZK	Sell	02/28/2013	UBS	1,938	1,942	(4)
DKK	Buy	02/28/2013	BOA	2,020	2,021	1
DKK	Sell	02/28/2013	BCLY	3,006	3,060	(54)
DKK	Sell	02/28/2013	JPM	3,185	3,207	(22)
DKK	Sell	02/28/2013	RBC	79,345	82,286	(2,941)
EUR	Buy	02/28/2013	BOA	3,788	3,789	1
EUR	Buy	02/28/2013	CBK	8,481	8,613	132
EUR	Buy	02/28/2013	DEUT	42,853	44,439	1,586
EUR	Buy	02/28/2013	GSC	4,717	4,814	97
EUR	Buy	02/28/2013	JPM	38,909	39,153	244
EUR	Buy	02/28/2013	MSC	3,549	3,604	55
EUR	Buy	02/28/2013	RBC	3,138	3,205	67
EUR	Buy	02/07/2013	UBS	1,866	1,878	12

12

The Hartford World Bond Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Buy	02/28/2013	UBS	$3,518	$3,586	$68
EUR	Buy	02/05/2013	WEST	117	117	–
EUR	Sell	02/20/2013	BCLY	12,965	13,162	(197)
EUR	Sell	02/28/2013	BCLY	45,155	46,772	(1,617)
EUR	Sell	02/28/2013	BMO	60	61	(1)
EUR	Sell	02/28/2013	BOA	7,373	7,428	(55)
EUR	Sell	02/28/2013	CBK	43,008	44,545	(1,537)
EUR	Sell	02/28/2013	DEUT	80,632	83,682	(3,050)
EUR	Sell	02/28/2013	GSC	13,917	14,214	(297)
EUR	Sell	02/01/2013	JPM	29,431	29,510	(79)
EUR	Sell	02/28/2013	JPM	60,283	62,054	(1,771)
EUR	Sell	02/28/2013	MSC	3,480	3,531	(51)
EUR	Sell	02/28/2013	RBC	38,780	40,271	(1,491)
EUR	Sell	02/28/2013	SCB	1,050	1,069	(19)
EUR	Sell	02/20/2013	UBS	1,866	1,878	(12)
EUR	Sell	02/28/2013	UBS	6,382	6,415	(33)
EUR	Sell	02/28/2013	WEST	12,807	13,313	(506)
GBP	Buy	02/28/2013	BOA	939	940	1
GBP	Buy	02/01/2013	JPM	7,701	7,752	51
GBP	Buy	02/28/2013	JPM	950	955	5
GBP	Buy	02/28/2013	UBS	944	955	11
GBP	Sell	02/20/2013	BCLY	1,261	1,245	16
GBP	Sell	02/28/2013	BOA	1,862	1,847	15
GBP	Sell	02/28/2013	BOA	947	951	(4)
GBP	Sell	02/28/2013	CBK	13,496	13,374	122
GBP	Sell	02/20/2013	JPM	1,008	994	14
GBP	Sell	02/28/2013	JPM	8,621	8,676	(55)
GBP	Sell	02/20/2013	WEST	1,593	1,572	21
ILS	Sell	03/20/2013	JPM	210	214	(4)
INR	Buy	02/28/2013	JPM	5,453	5,636	183
INR	Buy	02/28/2013	UBS	697	725	28
INR	Sell	02/28/2013	JPM	4,534	4,604	(70)
JPY	Buy	02/28/2013	BNP	3,108	3,057	(51)
JPY	Buy	02/28/2013	BOA	2,831	2,745	(86)
JPY	Buy	02/28/2013	CBK	1,768	1,707	(61)
JPY	Buy	02/28/2013	GSC	4,732	4,624	(108)
JPY	Buy	02/28/2013	JPM	5,562	5,445	(117)
JPY	Buy	02/28/2013	MSC	962	933	(29)
JPY	Buy	02/28/2013	NAB	7,342	7,027	(315)
JPY	Sell	02/28/2013	BNP	1,236	1,204	32
JPY	Sell	02/28/2013	JPM	5,231	5,108	123
JPY	Sell	02/28/2013	UBS	7,830	7,662	168
KRW	Buy	02/28/2013	BCLY	32,104	31,368	(736)
KRW	Sell	02/28/2013	JPM	948	945	3
KRW	Sell	02/28/2013	JPM	944	945	(1)
KRW	Sell	02/28/2013	SCB	32,104	31,368	736
KRW	Sell	02/28/2013	UBS	3,004	2,938	66
MXN	Buy	02/28/2013	HSBC	12,522	12,423	(99)
MXN	Buy	02/28/2013	RBC	57,309	57,514	205
MXN	Buy	02/28/2013	RBC	12,504	12,423	(81)
MXN	Buy	02/28/2013	UBS	3,453	3,439	(14)
MXN	Sell	02/28/2013	CBK	1,141	1,132	9
MXN	Sell	02/28/2013	JPM	908	905	3
MXN	Sell	02/28/2013	MSC	2,194	2,187	7
MXN	Sell	02/28/2013	RBC	33,612	33,732	(120)
MXN	Sell	02/28/2013	SCB	1,859	1,861	(2)
MXN	Sell	02/28/2013	UBS	3,104	3,092	12
MYR	Buy	02/28/2013	UBS	31,934	31,271	(663)

13

The Hartford World Bond Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
MYR	Sell	02/28/2013	DEUT	$31,904	$31,271	$633
NOK	Buy	02/28/2013	GSC	4,040	4,151	111
NOK	Buy	02/28/2013	JPM	1,885	1,922	37
NOK	Buy	02/28/2013	MSC	172,670	177,118	4,448
NOK	Buy	02/28/2013	SSG	1,868	1,872	4
NOK	Sell	02/28/2013	BCLY	10,747	10,941	(194)
NOK	Sell	02/28/2013	DEUT	45,803	46,223	(420)
NOK	Sell	02/28/2013	HSBC	62,014	63,155	(1,141)
NOK	Sell	02/28/2013	JPM	3,265	3,285	(20)
NOK	Sell	02/28/2013	MSC	170,329	174,183	(3,854)
NZD	Buy	02/28/2013	BCLY	1,655	1,659	4
NZD	Buy	02/28/2013	BNP	12,424	12,408	(16)
NZD	Buy	02/28/2013	CBA	12,421	12,407	(14)
NZD	Buy	02/28/2013	NAB	48,472	48,514	42
NZD	Buy	02/28/2013	RBC	2,675	2,677	2
NZD	Sell	02/28/2013	JPM	4,466	4,510	(44)
PLN	Buy	02/28/2013	JPM	962	970	8
PLN	Sell	02/28/2013	JPM	3,784	3,806	(22)
SEK	Buy	02/28/2013	DEUT	4,552	4,670	118
SEK	Buy	02/28/2013	GSC	3,003	3,098	95
SEK	Buy	02/28/2013	HSBC	2,105	2,143	38
SEK	Buy	02/28/2013	JPM	180,622	185,578	4,956
SEK	Buy	02/28/2013	SSG	1,917	1,918	1
SEK	Buy	02/28/2013	UBS	185	189	4
SEK	Sell	02/28/2013	BCLY	17,148	17,507	(359)
SEK	Sell	02/28/2013	CBK	1,157	1,194	(37)
SEK	Sell	02/28/2013	DEUT	45,960	46,419	(459)
SEK	Sell	02/28/2013	GSC	63,062	64,465	(1,403)
SEK	Sell	02/28/2013	HSBC	4,605	4,715	(110)
SEK	Sell	02/28/2013	JPM	163,875	168,025	(4,150)
SEK	Sell	02/28/2013	UBS	16,544	16,910	(366)
SGD	Buy	02/28/2013	BOA	31,558	31,374	(184)
SGD	Buy	02/28/2013	JPM	4,455	4,458	3
SGD	Sell	02/28/2013	BOA	120,335	119,632	703
SGD	Sell	02/28/2013	MSC	5,615	5,602	13
SGD	Sell	02/28/2013	SCB	31,588	31,374	214
SGD	Sell	02/28/2013	WEST	5,386	5,337	49
ZAR	Buy	02/28/2013	HSBC	1,855	1,840	(15)
ZAR	Sell	02/28/2013	CSFB	112	111	1
ZAR	Sell	02/28/2013	JPM	1,798	1,729	69
						$(12,807)

Credit Default Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY	$941	(0.32)%	07/25/45	$532	$301	$(231)
ABX.HE.AAA.06	BCLY	1,055	(0.18)%	07/25/45	75	34	(41)
ABX.HE.AAA.06	BOA	5,751	(0.18)%	07/25/45	318	186	(132)
ABX.HE.AAA.06	GSC	4,520	(0.18)%	07/25/45	400	146	(254)
ABX.HE.AAA.06	MSC	2,164	(0.18)%	07/25/45	219	70	(149)

14

The Hartford World Bond Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Buy protection: - (continued)
ABX.HE.PENAAA.06	BCLY		$1,208	(0.11)%	05/25/46	$346	$218	$(128)
ABX.HE.PENAAA.06	GSC		345	(0.11)%	05/25/46	86	62	(24)
ABX.HE.PENAAA.06	JPM		1,778	(0.11)%	05/25/46	434	319	(115)
ABX.HE.PENAAA.06	MSC		2,092	(0.11)%	05/25/46	556	377	(179)
ABX.HE.PENAAA.07	BCLY		2,161	(0.09)%	08/25/37	927	762	(165)
ABX.HE.PENAAA.07	JPM		4,606	(0.09)%	08/25/37	1,894	1,624	(270)
CDX.NA.HY.19	BCLY		2,320	(5.00)%	12/20/17	16	(55)	(71)
CDX.NA.HY.19	BOA		3,945	(5.00)%	12/20/17	(9)	(93)	(84)
CDX.NA.HY.19	JPM		6,945	(5.00)%	12/20/17	(177)	(164)	13
CMBX.NA.A.1	CBK		295	(0.35)%	10/12/52	135	120	(15)
CMBX.NA.A.1	DEUT		1,520	(0.35)%	10/12/52	685	616	(69)
CMBX.NA.A.1	GSC		365	(0.35)%	10/12/52	165	148	(17)
CMBX.NA.AA.1	BCLY		890	(0.25)%	10/12/52	254	188	(66)
CMBX.NA.AA.1	CSI		1,370	(0.25)%	10/12/52	307	290	(17)
CMBX.NA.AA.1	DEUT		1,850	(0.25)%	10/12/52	391	392	1
CMBX.NA.AA.1	MSC		515	(0.25)%	10/12/52	171	109	(62)
CMBX.NA.AA.1	UBS		925	(0.25)%	10/12/52	194	196	2
CMBX.NA.AA.2	BOA		2,180	(0.15)%	03/15/49	828	826	(2)
CMBX.NA.AJ.4	CSI		1,580	(0.96)%	02/17/51	630	480	(150)
CMBX.NA.AJ.4	JPM		65	(0.96)%	02/17/51	22	20	(2)
CMBX.NA.AJ.4	MSC		2,050	(0.96)%	02/17/51	785	623	(162)
CMBX.NA.AM.2	DEUT		2,180	(0.50)%	03/15/49	125	125	–
CMBX.NA.AM.4	BCLY		970	(0.50)%	02/17/51	159	108	(51)
CMBX.NA.AM.4	GSC		5,085	(0.50)%	02/17/51	798	567	(231)
CMBX.NA.AM.4	JPM		790	(0.50)%	02/17/51	179	88	(91)
ITRX.SUB.FIN.16	JPM	EUR	155	(5.00)%	12/20/16	2	(18)	(20)
ITRX.XOV.18	DEUT	EUR	3,650	(5.00)%	12/20/17	85	(115)	(200)
ITRX.XOV.18	DEUT	EUR	4,250	(5.00)%	12/20/17	(161)	(134)	27
Total						$11,371	$8,416	$(2,955)
Sell protection:
ABX.HE.AAA.06	CSI		$625	0.11%	05/25/46	$(203)	$(203)	$–
ABX.HE.AAA.06	JPM		625	0.11%	05/25/46	(202)	(203)	(1)
ABX.HE.PENAAA.07	CSI		31	0.76%	01/25/38	(21)	(14)	7
ABX.HE.PENAAA.07	JPM		534	0.76%	01/25/38	(305)	(235)	70
CMBX.NA.AA.4	CSI		1,480	1.65%	02/17/51	(945)	(910)	35
CMBX.NA.AA.4	CSI		190	1.65%	02/17/51	(108)	(117)	(9)
CMBX.NA.AA.4	DEUT		65	1.65%	02/17/51	(37)	(40)	(3)
CMBX.NA.AA.4	MSC		870	1.65%	02/17/51	(582)	(535)	47
CMBX.NA.AA.4	MSC		40	1.65%	02/17/51	(23)	(25)	(2)
CMBX.NA.AA.4	UBS		250	1.65%	02/17/51	(155)	(154)	1
CMBX.NA.AAA.3	CBK		1,125	0.08%	12/13/49	(98)	(42)	56
CMBX.NA.AAA.3	CSI		2,650	0.08%	12/13/49	(172)	(99)	73
CMBX.NA.AAA.3	JPM		845	0.08%	12/13/49	(66)	(32)	34
CMBX.NA.AAA.3	MSC		525	0.08%	12/13/49	(50)	(20)	30
CMBX.NA.AAA.3	UBS		1,550	0.08%	12/13/49	(131)	(58)	73
CMBX.NA.AAA.5	DEUT		30	0.35%	02/15/51	(3)	(1)	2
CMBX.NA.AAA.5	GSC		280	0.35%	02/15/51	(28)	(10)	18
CMBX.NA.AAA.5	JPM		15	0.35%	02/15/51	(2)	(1)	1
CMBX.NA.AAA.5	MSC		1,415	0.35%	02/15/51	(100)	(51)	49
CMBX.NA.AAA.6	UBS		3,095	0.50%	05/11/63	(70)	(58)	12
CMBX.NA.AJ.2	BCLY		1,775	1.09%	03/15/49	(399)	(283)	116
CMBX.NA.AJ.2	CSI		145	1.09%	03/15/49	(30)	(23)	7
CMBX.NA.AJ.2	DEUT		435	1.09%	03/15/49	(87)	(69)	18
CMBX.NA.AJ.2	JPM		300	1.09%	03/15/49	(60)	(48)	12
CMBX.NA.AJ.2	MSC		1,335	1.09%	03/15/49	(335)	(212)	123

15

The Hartford World Bond Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
CMBX.NA.AJ.3	BCLY		$770	1.47%	12/13/49	$(278)	$(226)	$52
CMBX.NA.AJ.3	CBK		355	1.47%	12/13/49	(111)	(104)	7
CMBX.NA.AJ.3	CSI		1,695	1.47%	12/13/49	(531)	(497)	34
CMBX.NA.AJ.3	GSC		125	1.47%	12/13/49	(48)	(37)	11
CMBX.NA.AJ.3	JPM		250	1.47%	12/13/49	(77)	(73)	4
CMBX.NA.AJ.3	MSC		430	1.47%	12/13/49	(173)	(126)	47
CMBX.NA.BB.6	CBK		345	5.00%	05/11/63	2	2	–
CMBX.NA.BB.6	CSI		215	5.00%	05/11/63	5	2	(3)
CMBX.NA.BB.6	CSI		390	5.00%	05/11/63	2	2	–
CMBX.NA.BB.6	JPM		80	5.00%	05/11/63	2	1	(1)
CMBX.NA.BB.6	MSC		410	5.00%	05/11/63	10	4	(6)
CMBX.NA.BB.6	UBS		980	5.00%	05/11/63	24	9	(15)
PrimeX.ARM.1	CSI		504	4.42%	06/25/36	36	49	13
PrimeX.ARM.1	MSC		310	4.42%	06/25/36	7	30	23
PrimeX.ARM.2	BCLY		1,352	4.58%	12/25/37	(18)	27	45
PrimeX.ARM.2	CBK		366	4.58%	12/25/37	(66)	7	73
PrimeX.ARM.2	CSI		68	4.58%	12/25/37	(8)	2	10
PrimeX.ARM.2	JPM		35	4.58%	12/25/37	(5)	1	6
PrimeX.ARM.2	MSC		860	4.58%	12/25/37	(72)	18	90
Total						$(5,511)	$(4,352)	$1,159
Total traded indices						$5,860	$4,064	$(1,796)
Credit default swaps on single-name issues:
Buy protection:
Australia & New Zealand Banking Group Ltd.	DEUT		$3,450	(1.00)% / 1.63%	03/20/18	$113	$108	$(5)
Avis Budget Group, Inc.	BOA		75	(5.00)% / 2.87%	03/20/17	3	(6)	(9)
Commerzbank AG	BOA	EUR	3,725	(1.00)% / 1.50%	03/20/18	$123	$123	$–
Commonwealth Bank of Australia	DEUT		3,450	(1.00)% / 1.61%	03/20/18	113	104	(9)
Credit Agricole SA	CBK	EUR	710	(3.00)% / 1.62%	12/20/17	(30)	(62)	(32)
Credit Agricole SA	JPM	EUR	1,340	(3.00)% / 1.62%	12/20/17	(59)	(117)	(58)
Domtar Corp.	GSC		55	(1.00)% / 1.53%	12/20/16	3	1	(2)
Frontier Communications	BOA		625	(5.00)% / 4.15%	09/20/17	19	(22)	(41)
GDF Suez	CSI	EUR	1,625	(1.00)% / 1.04%	12/20/17	(8)	4	12
Lafarge S.A.	CBK	EUR	70	(1.00)% / 2.22%	12/20/16	13	4	(9)
National Australia Bank	DEUT		3,450	(1.00)% / 1.64%	03/20/18	114	110	(4)
Peugeot S.A.	CBK	EUR	70	(1.00)% / 6.50%	12/20/16	17	17	–
Rite Aid Corp.	GSC		40	(5.00)% / 5.28%	03/20/17	5	–	(5)
Rite Aid Corp.	GSC		105	(5.00)% / 5.56%	06/20/17	8	2	(6)
Volvo AB	BOA	EUR	1,975	(1.00)% / 1.65%	03/20/18	64	85	21
Westpac Banking Corp.	DEUT		3,450	(1.00)% / 1.61%	03/20/18	114	105	(9)
Wolters Kluwer N.V.	CBK	EUR	555	(1.00)% / 0.83%	12/20/17	(12)	(6)	6
Wolters Kluwer N.V.	DEUT	EUR	145	(1.00)% / 0.83%	12/20/17	(3)	(2)	1
Total						$597	$448	$(149)
Sell protection:
Australia & New Zealand Banking Group Ltd.	DEUT		$3,450	1.00% / 1.06%	03/20/18	$(7)	$(10)	$(3)
Commonwealth Bank of Australia	DEUT		3,450	1.00% / 1.06%	03/20/18	(7)	(11)	(4)
National Australia Bank	DEUT		3,450	1.00% / 1.07%	03/20/18	(7)	(12)	(5)
RWE AG	CSI	EUR	1,600	1.00% / 0.95%	12/20/17	$4	$6	$2
Westpac Banking Corp.	DEUT		3,450	1.00% / 1.07%	03/20/18	(7)	(12)	(5)
Total						$(24)	$(39)	$(15)
Total single name issues						$573	$409	$(164)
						$6,433	$4,473	$(1,960)

16

The Hartford World Bond Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013 - (continued)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Interest Rate Swap Contracts Outstanding at January 31, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.88% Fixed	6M CZK PRIBOR Reference Banks	CZK	28,270	12/19/22	$–	$9	$9
BCLY	1.88% Fixed	6M GBP LIBOR	GBP	2,740	11/08/22	–	81	81
BCLY	2.99% Fixed	KRW CD KSDA	KRW	516,034	07/31/22	–	2	2
BCLY	3M TELBOR	3.70% Fixed	ILS	1,335	03/22/17	–	19	19
BCLY	6M WIBOR PLN	3.86% Fixed	PLN	4,605	12/19/22	–	(8)	(8)
BOA	7.07% Fixed	BZDIOVRA	BRL	11,885	01/02/14	–	7	7
BOA	BZDIOVRA	8.94% Fixed	BRL	2,862	01/04/21	–	(32)	(32)
CBK	3M TELBOR	3.24% Fixed	ILS	2,365	05/17/17	–	22	22
CBK	3M TELBOR	3.24% Fixed	ILS	2,870	06/01/17	–	20	20
CBK	3M TELBOR	3.45% Fixed	ILS	1,320	04/16/17	–	16	16
CBK	3M TELBOR	3.77% Fixed	ILS	4,700	11/05/22	–	11	11
CBK	3M TELBOR	3.78% Fixed	ILS	4,417	03/20/23	–	5	5
CBK	3M TELBOR	3.92% Fixed	ILS	5,130	10/02/22	–	31	31
CBK	3M TELBOR	4.02% Fixed	ILS	20,475	12/19/22	–	155	155
CBK	6M WIBOR PLN	3.50% Fixed	PLN	5,043	03/20/18	–	5	5
CBK	6M WIBOR PLN	3.80% Fixed	PLN	6,575	12/19/17	–	33	33
CBK	6M WIBOR PLN	4.33% Fixed	PLN	4,212	07/31/17	–	51	51
CBK	7.13% Fixed	BZDIOVRA	BRL	29,315	01/02/14	–	8	8
CBK	BZDIOVRA	8.86% Fixed	BRL	1,696	01/04/21	–	(25)	(25)
DEUT	0.40% Fixed	3M USD LIBOR		41,280	03/20/15	2	38	36
DEUT	0.41% Fixed	3M USD LIBOR		74,000	03/20/15	(2)	54	56
DEUT	1.78% Fixed	3M USD LIBOR		8,790	03/20/23	–	262	262
DEUT	2.42% Fixed	3M LIBOR		2,315	06/20/22	–	(94)	(94)
DEUT	3M TELBOR	3.25% Fixed	ILS	13,490	02/20/17	–	131	131
DEUT	3M TELBOR	3.47% Fixed	ILS	1,580	03/05/17	–	19	19
DEUT	6.97% Fixed	BZDIOVRA	BRL	27,156	01/02/14	–	28	28
DEUT	7.37% Fixed	BZDIOVRA	BRL	15,912	01/02/14	–	(18)	(18)
DEUT	BZDIOVRA	9.18% Fixed	BRL	2,823	01/04/21	–	(4)	(4)
GSC	2.21% Fixed	6M CZK PRIBOR Reference Banks	CZK	33,110	10/16/22	–	(19)	(19)
GSC	3M TELBOR	3.83% Fixed	ILS	1,662	10/16/22	–	7	7
GSC	6M WIBOR PLN	4.47% Fixed	PLN	7,491	07/16/17	–	104	104
GSC	6M WIBOR PLN	4.47% Fixed	PLN	5,281	10/16/22	–	34	34
GSC	6M WIBOR PLN	4.70% Fixed	PLN	2,640	06/21/17	–	44	44
GSC	7.32% Fixed	BZDIOVRA	BRL	20,044	01/02/14	–	(18)	(18)

17

The Hartford World Bond Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Interest Rate Swap Contracts Outstanding at January 31, 2013  - (continued)

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
GSC	7.40% Fixed	BZDIOVRA	BRL	161,769	01/02/14	$–	$(222)	$(222)
GSC	BZDIOVRA	8.85% Fixed	BRL	1,583	01/04/21	–	(22)	(22)
GSC	BZDIOVRA	9.09% Fixed	BRL	24,117	01/04/21	–	(105)	(105)
JPM	0.40% Fixed	3M USD LIBOR		42,885	03/20/15	3	40	37
JPM	1.99% Fixed	6M CZK PRIBOR Reference Banks	CZK	27,320	12/20/22	–	1	1
JPM	2.04% Fixed	6M CZK PRIBOR Reference Banks	CZK	43,910	12/19/22	–	(3)	(3)
JPM	2.14% Fixed	6M CZK PRIBOR Reference Banks	CZK	254,035	12/20/22	–	(85)	(85)
JPM	2.15% Fixed	6M CZK PRIBOR Reference Banks	CZK	94,134	03/20/23	–	(23)	(23)
JPM	2.18% Fixed	6M CZK PRIBOR Reference Banks	CZK	72,850	08/21/22	–	(43)	(43)
JPM	2.23% Fixed	6M CZK PRIBOR Reference Banks	CZK	190,595	08/21/22	–	(135)	(135)
JPM	2.25% Fixed	6M CZK PRIBOR Reference Banks	CZK	109,275	08/21/22	–	(83)	(83)
JPM	2.30% Fixed	6M CZK PRIBOR Reference Banks	CZK	94,250	08/21/22	–	(83)	(83)
JPM	2.31% Fixed	6M CZK PRIBOR Reference Banks	CZK	32,225	10/09/22	–	(27)	(27)
JPM	2.34% fixed	6M CZK PRIBOR Reference Banks	CZK	17,795	05/21/22	–	(20)	(20)
JPM	2.39% Fixed	6M CZK PRIBOR Reference Banks	CZK	13,010	05/21/22	–	(16)	(16)
JPM	2.42% Fixed	3M LIBOR		2,310	06/20/22	–	(94)	(94)
JPM	3.37% Fixed	6M WIBOR PLN	PLN	30,990	03/20/15	–	–	–
JPM	3M TELBOR	3.47% Fixed	ILS	1,265	04/27/17	–	15	15
JPM	3M TELBOR	3.53% Fixed	ILS	1,135	03/12/17	–	14	14
JPM	3M TELBOR	3.55% Fixed	ILS	925	04/02/17	–	12	12
JPM	3M TELBOR	3.68% Fixed	ILS	3,130	12/19/22	–	–	–
JPM	3M TELBOR	3.89% Fixed	ILS	3,380	12/19/22	–	15	15
JPM	6M EURIBOR	0.73% Fixed	EUR	7,170	03/20/15	–	–	–
JPM	6M WIBOR PLN	3.91% Fixed	PLN	1,815	12/20/22	–	(2)	(2)
JPM	6M WIBOR PLN	3.99% Fixed	PLN	3,890	03/20/23	–	(1)	(1)
JPM	6M WIBOR PLN	4.55% Fixed	PLN	19,540	08/21/22	–	152	152
JPM	6M WIBOR PLN	4.64% Fixed	PLN	13,860	08/21/22	–	124	124
JPM	6M WIBOR PLN	4.77% Fixed	PLN	20,955	06/12/17	–	361	361
						$3	$748	$745

*	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

18

The Hartford World Bond Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Denmark Krone
EUR	EURO
GBP	British Pound
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.SUB.FIN	Markit iTraxx - Europe Sub Financials
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

19

The Hartford World Bond Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality

as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	58.6%
Aa / AA	0.1
A	2.4
Baa / BBB	5.8
Ba / BB	3.6
B	3.4
Caa / CCC or Lower	2.7
Unrated	0.3
U.S. Government Agencies and Securities	17.1
Non-Debt Securities and Other Short-Term Instruments	3.6
Other Assets & Liabilities	2.4
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Industry

as of January 31, 2013

Industry	Percentage of Net Assets
Fixed Income Securities
Accommodation and Food Services	0.0%
Administrative Waste Management and Remediation	0.2
Agriculture, Forestry, Fishing and Hunting	0.0
Apparel Manufacturing	0.0
Arts, Entertainment and Recreation	0.7
Chemical Manufacturing	0.2
Computer and Electronic Product Manufacturing	0.4
Construction	0.1
Fabricated Metal Product Manufacturing	0.1
Finance and Insurance	8.5
Food Manufacturing	0.1
Food Services	0.1
Furniture and Related Product Manufacturing	0.0
Health Care and Social Assistance	1.2
Information	1.6
Machinery Manufacturing	0.0
Mining	0.2
Miscellaneous Manufacturing	0.1
Motor Vehicle and Parts Manufacturing	0.3
Nonmetallic Mineral Product Manufacturing	0.2
Other Services	0.1
Paper Manufacturing	0.0
Petroleum and Coal Products Manufacturing	0.3
Pipeline Transportation	0.1
Plastics and Rubber Products Manufacturing	0.1
Printing and Related Support Activities	0.1
Professional, Scientific and Technical Services	0.0
Real Estate, Rental and Leasing	0.3
Retail Trade	0.4
Soap, Cleaning Compound and Toilet Manufacturing	0.1
Truck Transportation	0.1
Utilities	0.2
Water Transportation	0.1
Wholesale Trade	0.3
Total	16.2%
Equity Securities
Diversified Financials	0.0
Total	0.0%
Call Options Purchased	0.0
Foreign Government Obligations	60.7
Put Options Purchased	0.0
U.S. Government Agencies	0.0
U.S. Government Securities	7.8
Short-Term Investments	12.9
Other Assets and Liabilities	2.4
Total	100.0%

20

The Hartford World Bond Fund

Schedule of Investments — (continued)

January 31, 2013 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$55,508	$–	$43,473	$12,035
Call Options Purchased	1	–	1	–
Corporate Bonds	139,491	–	139,491	–
Foreign Government Obligations	784,041	–	784,041	–
Preferred Stocks	513	513	–	–
Put Options Purchased	238	111	127	–
Senior Floating Rate Interests	14,386	–	14,386	–
U.S. Government Agencies	70	–	70	–
U.S. Government Securities	100,666	–	100,666	–
Short-Term Investments	166,059	–	166,059	–
Total	$1,260,973	$624	$1,248,314	$12,035
Credit Default Swaps *	1,284	–	1,284	–
Foreign Currency Contracts *	18,501	–	18,501	–
Futures *	1,258	1,258	–	–
Interest Rate Swaps *	1,929	–	1,929	–
Written Options *	83	–	83	–
Total	$23,055	$1,258	$21,797	$–
Liabilities:
Credit Default Swaps *	3,244	–	3,244	–
Foreign Currency Contracts *	31,308	–	31,308	–
Futures *	297	297	–	–
Interest Rate Swaps *	1,184	–	1,184	–
Total	$36,033	$297	$35,736	$–

♦	For the three-month period ended January 31, 2013, investments valued at $10,911 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$4,847	$266	$60	†	$50	$9,209	$(1,887)	$—	$(510)	$12,035
Total	$4,847	$266	$60		$50	$9,209	$(1,887)	$—	$(510)	$12,035

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2013 was $182.

21

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: March 18, 2013	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 18, 2013	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: March 18, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer